UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1. Reports to Stockholders.

Equity Funds
TIAA-CREF
Semi-annual
Report
TIAA-CREF
Funds
April 30, 2023
This semi-annual report contains the Funds' unaudited financial statements.
Fund Name
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
2.1
TIAA-CREF Growth & Income Fund TIGRX TGIHX TRPGX TRGIX TIIRX TGIWX
2.2
TIAA-CREF Large-Cap Growth Fund TILGX TILHX TILPX TILRX TIRTX TILWX
2.3
TIAA-CREF Large-Cap Value Fund TRLIX TRLHX TRCPX TRLCX TCLCX TRLWX
2.4
TIAA-CREF Mid-Cap Growth Fund TRPWX TCMHX TRGPX TRGMX TCMGX –
2.5
TIAA-CREF Mid-Cap Value Fund TIMVX TRVHX TRVPX TRVRX TCMVX –
2.6
TIAA-CREF Quant Small-Cap Equity Fund TISEX TSCHX TSRPX TRSEX TCSEX TSCWX
2.7
TIAA-CREF Quant Small/Mid-Cap Equity Fund TSMWX TSMNX TSMMX TSMOX TSMEX TSMUX
2.8
TIAA-CREF Social Choice Equity Fund TISCX TICHX TRPSX TRSCX TICRX –
2.9
TIAA-CREF Social Choice Low Carbon Equity Fund TNWCX TCCHX TPWCX TEWCX TLWCX –
3.01
TIAA-CREF Emerging Markets Equity Fund TEMLX TEMHX TEMPX TEMSX TEMRX TEMVX
3.1
TIAA-CREF International Equity Fund TIIEX TIEHX TREPX TRERX TIERX TIEWX
3.2
TIAA-CREF International Opportunities Fund TIOIX TIOHX TIOPX TIOTX TIOSX TIOVX
3.3
TIAA-CREF Quant International Small-Cap Equity Fund TIISX TAISX TPISX TTISX TLISX TAIWX
3.4
TIAA-CREF Social Choice International Equity Fund TSONX TSOHX TSOPX TSOEX TSORX –

Letter to Investors 3
Important Notices 5
About the Funds’ Benchmarks 6
Fund Performance 8
Expense Examples 22
Portfolios of Investments 28
Statement of Assets and Liabilities 114
Statement of Operations 122
Statement of Changes in Net Assets 126
Financial Highlights 132
Notes to Financial Statements 160
Additional Fund Information 179
Approval of Investment Management Agreement 180
Liquidity Risk Management Program 188
Additional Information About Index Providers 189
How to Reach Us Inside Back Cover

Letter to Investors
Brad Finkle
Global stocks produced solid gains for the six months ended April 30, 2023. The economy expanded but at a slower pace as persistent inflation prompted the
Federal Reserve to continue raising short-term interest rates. Around the world, major foreign economies grew at varying rates. For the six months:
The Russell 3000® Index, which measures the performance of the broad U.S.
stock market, gained 7.3%. Please see page 5 for benchmark definitions.
The MSCI EAFE® Index, which tracks stocks in 21 developed-markets nations outside North America, advanced 24.2%.
The MSCI Emerging Markets Index, which represents the performance of stocks in 24 developing nations, rose 16.4%.
Eleven of the 14 TIAA-CREF Equity Funds (Institutional Class) posted gains.
Seven of the funds outperformed their respective benchmarks for the period.
U.S. economic growth slowed
Domestic stocks posted solid gains for the six months as the economy expanded, buoyed by a powerful labor market and resilient consumer spending. However, the pace of growth slowed in both the fourth quarter of 2022 and the first quarter of 2023. Businesses pulled back spending on inventory and equipment during the first three months of the calendar year. Rising prices led to further monetary tightening during the period, resulting in the federal funds target rate reaching its highest level since 2007. The Fed raised rates again in May, shortly after the end of the period, but indicated that a pause in future increases was possible.
For the six months, large-cap stocks outpaced mid- and small-cap shares, while growth equities outperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Foreign developed and emerging markets outpaced U.S. stocks
Foreign developed-markets stocks climbed sharply as many global economies continued to grow. The economy of the 19-nation euro area continued to expand, but the rate of growth slowed. Inflation remained a pressing concern in Europe and the United Kingdom. In response, the European Central Bank raised its suite of benchmark interest rates multiple times during the period. The Bank of England increased its benchmark rate to 4.25%.
Emerging-markets stocks produced strong returns for the six months, although all of the gains took place in the first half of the period. China’s economic growth accelerated as the country’s severe COVID-19 restrictions were relaxed.
Seven funds outperformed their benchmarks
Eleven of the 14 TIAA-CREF Equity Funds produced gains and seven outpaced their respective benchmarks. Performance ranged from 25.3% for the Social Choice
International Equity Fund to −2.5% for the Quant Small-Cap Equity Fund. (All fund returns are for the Institutional Class.)
Fund performance generally reflected market trends that tended to favor international stocks, as well as large-cap and growth-oriented equities. The Social
Choice International Equity Fund’s return outperformed the MSCI EAFE Index. The
International Equity Fund gained 21.7% but lagged the same benchmark.
The Emerging Markets Equity Fund advanced 17.7% and outpaced the MSCI
Emerging Markets Index. The Quant International Small-Cap Equity Fund gained
16.3% but trailed its benchmark, the MSCI All Country World (ACWI) ex USA Small
Cap Index. The International Opportunities Fund returned 14.0%, lagging the MSCI
All Country World (ACWI) ex USA Index.
Among domestic funds, the Large-Cap Growth Fund advanced 16.1% and surpassed the performance of the Russell 1000® Growth Index. The Growth &
Income Fund gained 9.9%, outperforming the S&P 500® Index. The Mid-Cap Growth
Fund climbed 7.5% and outpaced its benchmark, the Russell Mid-Cap® Growth
Index.

Letter to Investors
(continued)

The Social Choice Low Carbon Equity Fund advanced 6.8%, while the Social Choice Equity Fund gained 6.5%. Both funds underperformed their shared benchmark, the Russell 3000 Index. The Large-Cap Value Fund gained 5.2% and outpaced its benchmark, the Russell 1000 Value Index.
The Quant Small/Mid-Cap Equity Fund returned −0.4%, trailing the Russell 2500® Index. The Mid-Cap Value Fund returned
−1.0% and lagged its benchmark, the Russell Mid-Cap Value Index. The Quant Small-Cap Equity Fund’s −2.5% return outperformed the Russell 2000® Index.
Maintaining a long-term approach
The stock market’s recent gains were a welcome shift for investors, after coping with sizable losses in 2022. Yet the market’s advance occurred as questions about inflation, higher interest rates and economic growth continued to be debated. The past six months illustrated once again that it’s nearly impossible to time the markets. Furthermore, it bolsters our strong belief that investors who stick with a well-developed, long-term plan may give themselves a greater opportunity of achieving their financial goals. In our view, a diversified portfolio of stocks, bonds and other assets, managed by professionals, can help investors do just that. Of course, diversification cannot guarantee against market losses.
If you have any questions or would like to discuss your portfolio, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We would be happy to help you.
Brad Finkle
Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds

Important Notices

For Shareholders of
Growth & Income Fund
Large-Cap Growth Fund
Large-Cap Value Fund
Mid-Cap Growth Fund
Mid-Cap Value Fund
Quant Small-Cap Equity Fund
Quant Small/Mid-Cap Equity Fund
Social Choice Equity Fund
Social Choice Low Carbon Equity Fund
Emerging Markets Equity Fund
International Equity Fund
International Opportunities Fund
Quant International Small-Cap Equity Fund
Social Choice International Equity Fund
Portfolio Manager Commentaries in Semi-annual Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s October 31, 2022 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Fund Performance section within this report.

About the Funds’ Benchmarks

Broad market indexes
Russell 3000® Index: An index designed to measure the performance of the stocks of the 3,000 largest publicly traded
U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI All Country World ex USA Index: An index designed to measure the performance of large and mid-cap securities across 22 of 23 developed market countries (excluding the U.S.) and 24 emerging market countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI EAFE® (Europe, Australasia, Far East) Index: An index designed to measure the performance of large and mid-cap securities across 21 developed market countries, excluding the U.S. and Canada. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI Emerging Markets Index: An index designed to measure the performance of large and mid-cap equity securities across
24 emerging market countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Large-cap indexes
S&P 500® Index: An index generally considered representative of the U.S. equity market. The index includes 500 leading companies and covers approximately 80% of available market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 1000® Growth Index: An index designed to measure the performance of the large-cap growth segment of the U.S.
equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 1000 Value Index: An index designed to measure the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Mid-cap indexes
Russell Midcap® Growth Index: An index designed to measure the performance of the mid-cap growth segment of the U.S.
equity universe, and includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell Midcap Value Index: An index designed to measure the performance of the mid-cap value segment of the U.S. equity universe, and includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Small/mid-cap index
Russell 2500® Index: An index designed to measure the performance of the small to mid-cap segment of the U.S. equity universe. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Small-cap indexes
Russell 2000® Index: An index designed to measure the performance of the small-cap segment of the U.S. equity universe.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI ACWI ex USA Small Cap Index: An index designed to measure the performance of small-cap stocks in 22 developed-
markets countries, excluding the United States, and 24 emerging-markets countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of S&P Global.

Growth & Income Fund

Performance as of April 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Growth & Income Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 7/1/99 9 .85% 2 .86% 9 .56% 11 .54% 0 .41% 0 .41%
Advisor Class 12/4/15 9 .70 2 .74 9 .45 11 .46
†
0 .50 0 .50
Premier Class 9/30/09 9 .73 2 .68 9 .39 11 .37 0 .55 0 .55
Retirement Class 10/1/02 9 .66 2 .57 9 .29 11 .26 0 .66 0 .66
Retail Class 3/31/06 9 .69 2 .55 9 .25 11 .21 0 .69 0 .69
Class W 9/28/18 10 .00 3 .23 9 .96
†
11 .74
†
0 .41 0 .00
S&P 500® Index – 8 .63 2 .66 11 .45 12 .20 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
as of 4/30/2023
Net assets $
5.34
billion
Portfolio turnover rate
*
92%
Number of holdings 59
Weighted median market
capitalization $252.43 billon
Price/earnings ratio (weighted
12-month trailing average)
†
22.4
*
The portfolio turnover rate covers the six-month period
from November 1, 2022–April 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 4/30/2023
Information technology 31.8
Financials 15.6
Health care 10.8
Consumer discretionary 10.2
Communication services 6.5
Industrials 5.9
Energy 5.3
Utilities 4.4
Consumer staples 4.3
Materials 3.9
Real estate 1.3
Short-term investments,
other assets & liabilities, net 0.0
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2023
More than $50 billion
76.6
More than $15 billion-$50 billion
19.1
More than $2 billion-$15 billion
4.3
Total 100.0

Large-Cap Growth Fund

Performance as of April 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Large-Cap Growth Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 3/31/06 16 .13% 2 .88% 10 .89% 13 .63% 0 .41% 0 .41%
Advisor Class 12/4/15 16 .05 2 .74 10 .81 13 .57
†
0 .48 0 .48
Premier Class 9/30/09 16 .02 2 .71 10 .73 13 .46 0 .56 0 .56
Retirement Class 3/31/06 15 .93 2 .61 10 .61 13 .33 0 .66 0 .66
Retail Class 3/31/06 15 .95 2 .59 10 .58 13 .28 0 .71 0 .71
Class W 9/28/18 16 .33 3 .26 11 .30
†
13 .84
†
0 .41 0 .00
Russell 1000® Growth Index – 11 .51 2 .34 13 .80 14 .46 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
as of 4/30/2023
Net assets $
5.06
billion
Portfolio turnover rate
*
20%
Number of holdings 76
Weighted median market
capitalization $261.88 billon
Price/earnings ratio (weighted
12-month trailing average)
†
39.4
*
The portfolio turnover rate covers the six-month period
from November 1, 2022–April 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 4/30/2023
Information technology 33.3
Consumer discretionary 18.2
Health care 12.4
Communication services 10.1
Financials 8.0
Industrials 7.6
Consumer staples 5.7
Energy 1.9
Materials 1.5
Short-term investments,
other assets & liabilities, net 1.3
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2023
More than $50 billion
86.5
More than $15 billion-$50 billion
11.4
More than $2 billion-$15 billion
2.1
Total 100.0

Large-Cap Value Fund

Performance as of April 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Large-Cap Value Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 10/1/02 5 .24% 3 .72% 7 .32% 8 .56% 0 .41% 0 .41%
Advisor Class 12/4/15 5 .17 3 .59 7 .26 8 .52
†
0 .49 0 .49
Premier Class 9/30/09 5 .14 3 .51 7 .15 8 .40 0 .56 0 .56
Retirement Class 10/1/02 5 .11 3 .47 7 .05 8 .29 0 .66 0 .66
Retail Class 10/1/02 5 .05 3 .39 7 .01 8 .23 0 .72 0 .72
Class W 9/28/18 5 .41 4 .09 7 .72
†
8 .76
†
0 .41 0 .00
Russell 1000® Value Index – 4 .54 1 .21 7 .75 9 .13 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
as of 4/30/2023
Net assets $
4.72
billion
Portfolio turnover rate
*
9%
Number of holdings 88
Weighted median market
capitalization $133.52 billon
Price/earnings ratio (weighted
12-month trailing average)
†
16.4
*
The portfolio turnover rate covers the six-month period
from November 1, 2022–April 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 4/30/2023
Financials 21.8
Health care 16.6
Industrials 13.3
Information technology 10.5
Energy 9.0
Communication services 7.5
Consumer discretionary 5.7
Materials 4.7
Consumer staples 4.7
Utilities 3.6
Real estate 1.4
Short-term investments,
other assets & liabilities, net 1.2
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2023
More than $50 billion
81.7
More than $15 billion-$50 billion
15.4
More than $2 billion-$15 billion
2.9
Total 100.0

Mid-Cap Growth Fund

Performance as of April 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Mid-Cap Growth Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 10/1/02 7 .48% - 6 .33% 5 .51% 8 .32% 0 .48% 0 .48%
Advisor Class 12/4/15 7 .37 - 6 .60 5 .43 8 .26
†
0 .56 0 .56
Premier Class 9/30/09 7 .39 - 6 .52 5 .35 8 .16 0 .63 0 .63
Retirement Class 10/1/02 7 .27 - 6 .62 5 .24 8 .05 0 .73 0 .73
Retail Class 10/1/02 7 .28 - 6 .65 5 .21 7 .99 0 .78 0 .78
Russell Midcap® Growth
Index – 6 .60 1 .60 8 .96 10 .84 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
as of 4/30/2023
Net assets $
1.05
billion
Portfolio turnover rate
*
17%
Number of holdings 97
Weighted median market
capitalization $21.76 billon
Price/earnings ratio (weighted
12-month trailing average)
†
22.3
*
The portfolio turnover rate covers the six-month period
from November 1, 2022–April 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 4/30/2023
Information technology 23.2
Industrials 19.4
Health care 17.0
Consumer discretionary 16.7
Financials 6.7
Energy 4.7
Consumer staples 4.2
Communication services 3.5
Materials 3.0
Real estate 1.5
Short-term investments,
other assets & liabilities, net 0.1
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2023
More than $50 billion
5.0
More than $15 billion-$50 billion
57.2
More than $2 billion-$15 billion
30.4
$2 billion or less
7.4
Total 100.0

Mid-Cap Value Fund

Performance as of April 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Mid-Cap Value Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 10/1/02 - 1 .02% - 2 .81% 4 .35% 7 .20% 0 .45% 0 .45%
Advisor Class 12/4/15 - 1 .06 - 2 .90 4 .26 7 .13
†
0 .54 0 .54
Premier Class 9/30/09 - 1 .08 - 2 .97 4 .19 7 .04 0 .60 0 .60
Retirement Class 10/1/02 - 1 .14 - 3 .05 4 .08 6 .93 0 .70 0 .70
Retail Class 10/1/02 - 1 .23 - 3 .15 4 .02 6 .88 0 .76 0 .76
Russell Midcap® Value Index – 2 .26 - 3 .47 6 .43 8 .68 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
as of 4/30/2023
Net assets $
1.68
billion
Portfolio turnover rate
*
43%
Number of holdings 80
Weighted median market
capitalization $18.34 billon
Price/earnings ratio (weighted
12-month trailing average)
†
19.8
*
The portfolio turnover rate covers the six-month period
from November 1, 2022–April 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 4/30/2023
Financials 20.2
Industrials 17.8
Health care 10.8
Real estate 10.6
Utilities 8.1
Consumer discretionary 8.1
Information technology 6.5
Energy 5.3
Consumer staples 5.1
Materials 4.9
Communication services 1.9
Short-term investments,
other assets & liabilities, net 0.7
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2023
More than $50 billion
6.8
More than $15 billion-$50 billion
53.8
More than $2 billion-$15 billion
39.4
Total 100.0

Quant Small-Cap Equity Fund

Performance as of April 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Quant Small-Cap Equity Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 10/1/02 - 2 .54% - 0 .63% 5 .82% 9 .21% 0 .42% 0 .42%
Advisor Class 12/4/15 - 2 .54 - 0 .69 5 .75 9 .15
†
0 .50 0 .50
Premier Class 9/30/09 - 2 .60 - 0 .80 5 .66 9 .05 0 .57 0 .57
Retirement Class 10/1/02 - 2 .66 - 0 .93 5 .55 8 .94 0 .67 0 .67
Retail Class 10/1/02 - 2 .65 - 0 .96 5 .53 8 .89 0 .72 0 .72
Class W 9/28/18 - 2 .36 - 0 .27 6 .20
†
9 .41
†
0 .42 0 .00
Russell 2000® Index – - 3 .45 - 3 .65 4 .15 7 .88 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
as of 4/30/2023
Net assets $
2.52
billion
Portfolio turnover rate
*
33%
Number of holdings 406
Weighted median market
capitalization $2.63 billon
Price/earnings ratio (weighted
12-month trailing average)
†
17.7
*
The portfolio turnover rate covers the six-month period
from November 1, 2022–April 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 4/30/2023
Industrials 16.5
Health care 16.1
Financials 15.6
Information technology 11.3
Consumer discretionary 10.4
Energy 6.3
Real estate 5.9
Materials 5.0
Consumer staples 4.2
Utilities 3.5
Communication services 3.2
Short-term investments,
other assets & liabilities, net 2.0
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2023
More than $2 billion-$15 billion
62.2
$2 billion or less
37.8
Total 100.0

Quant Small/Mid-Cap Equity Fund

Performance as of April 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Quant Small/Mid-Cap Equity
Fund
Inception date 6 months 1 year 5 years since inception gross net
Institutional Class 8/5/16 - 0 .39% - 3 .15% 9 .16% 10 .97% 0 .48% 0 .48%
Advisor Class 8/5/16 - 0 .49 - 3 .24 9 .07 10 .91 0 .60 0 .60
Premier Class 8/5/16 - 0 .52 - 3 .34 8 .98 10 .79 0 .64 0 .64
Retirement Class 8/5/16 - 0 .57 - 3 .41 8 .88 10 .68 0 .73 0 .73
Retail Class 8/5/16 - 0 .54 - 3 .40 8 .76 10 .56 0 .81 0 .81
Class W 9/28/18 - 0 .18 - 2 .64 9 .65
†
11 .34
†
0 .48 0 .00
Russell 2500® Index – 0 .02 - 3 .32 6 .32 8 .19
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class W that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated
to reflect the actual expenses of Class W. If these actual expenses had been reflected, the performance of Class W shown for these periods would have been different because Class
W has different expenses than the Institutional Class.
§
Performance is calculated from the inception date of the Institutional Class.
as of 4/30/2023
Net assets $
1.08
billion
Portfolio turnover rate
*
42%
Number of holdings 376
Weighted median market
capitalization $4.64 billon
Price/earnings ratio (weighted
12-month trailing average)
†
18.9
*
The portfolio turnover rate covers the six-month period
from November 1, 2022–April 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 4/30/2023
Industrials 21.9
Financials 15.2
Information technology 12.9
Health care 11.7
Consumer discretionary 9.3
Real estate 8.0
Materials 7.0
Energy 4.7
Consumer staples 4.4
Communication services 2.4
Utilities 2.0
Short-term investments,
other assets & liabilities, net 0.5
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2023
More than $50 billion
0.5
More than $15 billion-$50 billion
4.0
More than $2 billion-$15 billion
74.4
$2 billion or less
21.1
Total 100.0

Social Choice Equity Fund

Performance as of April 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Social Choice Equity Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 7/1/99 6 .46% 1 .43% 10 .46% 11 .16% 0 .18% 0 .18%
Advisor Class 12/4/15 6 .38 1 .30 10 .38 11 .11
†
0 .27 0 .27
Premier Class 9/30/09 6 .31 1 .18 10 .28 10 .98 0 .37 0 .37
Retirement Class 10/1/02 6 .32 1 .17 10 .19 10 .88 0 .43 0 .43
Retail Class 3/31/06 6 .33 1 .16 10 .17 10 .86 0 .46 0 .46
Russell 3000® Index – 7 .30 1 .50 10 .60 11 .67 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
as of 4/30/2023
Net assets $
5.78
billion
Portfolio turnover rate
*
8%
Number of holdings 528
Weighted median market
capitalization $91.17 billon
Price/earnings ratio (weighted
12-month trailing average)
†
23.8
*
The portfolio turnover rate covers the six-month period
from November 1, 2022–April 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 4/30/2023
Information technology 25.1
Financials 14.9
Health care 14.0
Industrials 11.3
Consumer discretionary 8.2
Consumer staples 6.6
Communication services 5.5
Energy 4.6
Materials 3.2
Utilities 3.2
Real estate 2.9
Short-term investments,
other assets & liabilities, net 0.5
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2023
More than $50 billion
65.8
More than $15 billion-$50 billion
23.8
More than $2 billion-$15 billion
8.4
$2 billion or less
2.0
Total 100.0

Social Choice Low Carbon Equity Fund

Performance as of April 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Social Choice Low Carbon
Equity Fund
Inception date 6 months 1 year 5 years since inception gross net
Institutional Class 8/7/15 6 .80% 1 .36% 10 .78% 10 .94% 0 .31% 0 .31%
Advisor Class 12/4/15 6 .74 1 .23 10 .66 10 .85
†
0 .42 0 .42
Premier Class 8/7/15 6 .76 1 .21 10 .62 10 .79 0 .46 0 .46
Retirement Class 8/7/15 6 .71 1 .12 10 .51 10 .67 0 .56 0 .56
Retail Class 8/7/15 6 .66 1 .02 10 .45 10 .60 0 .60 0 .60
Russell 3000® Index – 7 .30 1 .50 10 .60 10 .83
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
§
Performance is calculated from the inception date of the Institutional Class.
as of 4/30/2023
Net assets $
1.12
billion
Portfolio turnover rate
*
15%
Number of holdings 400
Weighted median market
capitalization $91.07 billon
Price/earnings ratio (weighted
12-month trailing average)
†
28.1
*
The portfolio turnover rate covers the six-month period
from November 1, 2022–April 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 4/30/2023
Information technology 25.3
Financials 15.1
Health care 14.0
Industrials 11.1
Consumer discretionary 8.4
Consumer staples 8.1
Communication services 5.4
Materials 3.4
Real estate 3.4
Energy 3.1
Utilities 1.7
Short-term investments,
other assets & liabilities, net 1.0
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2023
More than $50 billion
65.0
More than $15 billion-$50 billion
24.2
More than $2 billion-$15 billion
9.0
$2 billion or less
1.8
Total 100.0

Emerging Markets Equity Fund

Performance as of April 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Holdings by country
Total return Average annual total return Annual operating expenses
*
Emerging Markets Equity Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 8/31/10 17 .71% - 4 .95% - 2 .86% 0 .48% 0 .90% 0 .90%
Advisor Class 12/4/15 17 .68 - 5 .09 - 2 .92 0 .43
†
0 .98 0 .98
Premier Class 8/31/10 17 .82 - 4 .98 - 2 .95 0 .36 1 .05 1 .05
Retirement Class 8/31/10 17 .93 - 4 .89 - 2 .95 0 .30 1 .15 1 .15
Retail Class 8/31/10 17 .70 - 5 .13 - 3 .21 0 .10 1 .30 1 .30
Class W 9/28/18 18 .39 - 4 .05 - 2 .06
†
0 .89
†
0 .90 0 .00
MSCI Emerging Markets
Index – 16 .36 - 6 .51 - 1 .05 1 .80 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
as of 4/30/2023
Net assets $
1.60
billion
Portfolio turnover rate
*
36%
Number of holdings 61
Weighted median market
capitalization $41.22 billon
Price/earnings ratio (weighted
12-month trailing average)
†
15.0
*
The portfolio turnover rate covers the six-month period
from November 1, 2022–April 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 4/30/2023
Consumer discretionary 20.9
Information technology 18.2
Financials 16.5
Communication services 14.6
Energy 8.9
Consumer staples 6.6
Materials 2.3
Health care 1.6
Industrials 1.2
Short-term investments,
other assets & liabilities, net 9.2
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2023
More than $50 billion
44.4
More than $15 billion-$50 billion
25.5
More than $2 billion-$15 billion
20.1
$2 billion or less
10.0
Total 100.0
% of portfolio investments
as of 4/30/2023
China 23.7
India 14.2
Brazil 14.2
Taiwan 9.5
Mexico 7.2
Korea, Republic of 6.6
Singapore 3.1
Indonesia 3.0
Saudi Arabia 2.6
Macau 1.6
7 other nations 6.7
Short-term investments 7.6
Total 100.0

International Equity Fund
18
Performance as of April 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Holdings by country
Total return Average annual total return Annual operating expenses
*
International Equity Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 7/1/99 21 .72% 9 .56% 2 .03% 4 .64% 0 .46% 0 .46%
Advisor Class 12/4/15 21 .66 9 .47 1 .92 4 .56
†
0 .57 0 .57
Premier Class 9/30/09 21 .68 9 .50 1 .89 4 .49 0 .61 0 .61
Retirement Class 10/1/02 21 .54 9 .29 1 .80 4 .38 0 .71 0 .71
Retail Class 3/31/06 21 .57 9 .18 1 .71 4 .30 0 .80 0 .80
Class W 9/28/18 21 .97 10 .13 2 .48
†
4 .87
†
0 .46 0 .00
MSCI EAFE® Index – 24 .19 8 .42 3 .63 4 .76 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
as of 4/30/2023
Net assets $
6.74
billion
Portfolio turnover rate
*
11%
Number of holdings 69
Weighted median market
capitalization $75.25 billon
Price/earnings ratio (weighted
12-month trailing average)
†
14.0
*
The portfolio turnover rate covers the six-month period
from November 1, 2022–April 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 4/30/2023
Health care 18.5
Industrials 16.7
Financials 14.2
Consumer discretionary 11.1
Materials 9.8
Consumer staples 9.4
Energy 8.8
Information technology 4.3
Communication services 3.8
Utilities 2.1
Short-term investments,
other assets & liabilities, net 1.3
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2023
More than $50 billion
72.8
More than $15 billion-$50 billion
23.2
More than $2 billion-$15 billion
4.0
Total 100.0
% of portfolio investments
as of 4/30/2023
Japan 20.3
France 14.1
Netherlands 11.3
United Kingdom 9.7
Germany 8.3
Australia 6.2
Switzerland 5.3
Denmark 5.1
United States 5.0
Italy 2.5
10 other nations 10.8
Short-term investments 1.4
Total 100.0

International Opportunities Fund
19
Performance as of April 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Holdings by country
Total return Average annual total return Annual operating expenses
*
International Opportunities
Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 4/12/13 13.97% 0.73% 4.05% 5.42% 0.61% 0.61%
Advisor Class 12/4/15 13.98 0.68 3.95 5.37
†
0.71 0.71
Premier Class 4/12/13 14.02 0.69 3.94 5.28 0.76 0.76
Retirement Class 4/12/13 14.02 0.67 3.92 5.23 0.86 0.86
Retail Class 4/12/13 13.87 0.41 3.64 5.02 0.99 0.99
Class W 9/28/18 14.41 1.32 4.64
†
5.72
†
0.61 0.00
MSCI All Country World ex
USA Index – 20.65 3.05 2.50 3.97 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
as of 4/30/2023
Net assets $
2.39
billion
Portfolio turnover rate
*
8%
Number of holdings 93
Weighted median market
capitalization $35.22 billon
Price/earnings ratio (weighted
12-month trailing average)
†
20.8
*
The portfolio turnover rate covers the six-month period
from November 1, 2022–April 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 4/30/2023
Consumer discretionary 20.7
Information technology 13.8
Financials 13.4
Industrials 11.4
Health care 11.3
Consumer staples 10.7
Materials 8.4
Energy 5.3
Communication services 2.0
Real estate 0.7
Short-term investments,
other assets & liabilities, net 2.3
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2023
More than $50 billion
31.8
More than $15 billion-$50 billion
39.0
More than $2 billion-$15 billion
26.8
$2 billion or less
2.4
Total 100.0
% of portfolio investments
as of 4/30/2023
Canada 10.7
Japan 10.0
United Kingdom 7.4
France 6.2
Netherlands 5.9
Germany 5.7
Italy 5.5
Brazil 5.3
United States 5.0
Denmark 4.7
12 other nations 28.6
Short-term investments 5.0
Total 100.0

Quant International Small-Cap Equity Fund
20
Performance as of April 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Holdings by country
Total return Average annual total return Annual operating expenses
*
Quant International Small-Cap
Equity Fund
Inception date 6 months 1 year 5 years since inception gross net
Institutional Class 12/9/16 16 .26% - 2 .04% - 0 .66% 3 .89% 0 .72% 0 .72%
Advisor Class 12/9/16 16 .26 - 2 .15 - 0 .71 3 .83 0 .80 0 .80
Premier Class 12/9/16 16 .18 - 2 .19 - 0 .78 3 .75 0 .90 0 .90
Retirement Class 12/9/16 16 .06 - 2 .43 - 0 .89 3 .65 0 .97 0 .97
Retail Class 12/9/16 15 .99 - 2 .46 - 1 .06 3 .46 1 .40 1 .10
Class W 9/28/18 16 .63 - 1 .41 - 0 .04
†
4 .39
†
0 .72 0 .00
MSCI ACWI ex USA Small
Cap Index – 16 .59 - 2 .78 1 .73 6 .04
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class W that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated
to reflect the actual expenses of Class W. If these actual expenses had been reflected, the performance of Class W shown for these periods would have been different because Class
W has different expenses than the Institutional Class.
§
Performance is calculated from the inception date of the Institutional Class.
as of 4/30/2023
Net assets $
1.17
billion
Portfolio turnover rate
*
51%
Number of holdings 626
Weighted median market
capitalization $1.77 billon
Price/earnings ratio (weighted
12-month trailing average)
†
9.7
*
The portfolio turnover rate covers the six-month period
from November 1, 2022–April 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 4/30/2023
Industrials 26.7
Financials 14.1
Materials 11.4
Consumer discretionary 10.3
Information technology 8.8
Health care 7.6
Consumer staples 7.0
Energy 6.6
Utilities 2.7
Communication services 2.1
Real estate 2.1
Short-term investments,
other assets & liabilities, net 0.6
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2023
More than $50 billion
0.8
More than $15 billion-$50 billion
0.4
More than $2 billion-$15 billion
46.4
$2 billion or less
52.4
Total 100.0
% of portfolio investments
as of 4/30/2023
Japan 20.2
United Kingdom 9.0
India 6.1
Canada 6.0
Australia 5.5
Taiwan 5.1
Korea, Republic of 4.4
Sweden 4.2
Germany 3.4
United States 3.2
38 other nations 31.2
Short-term investments 1.7
Total 100.0

Social Choice International Equity Fund
21
Performance as of April 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Holdings by country
Total return Average annual total return Annual operating expenses
*
Social Choice International
Equity Fund
Inception date 6 months 1 year 5 years since inception gross net
Institutional Class 8/7/15 25 .33% 9 .15% 4 .48% 5 .18% 0 .37% 0 .37%
Advisor Class 12/4/15 25 .27 9 .08 4 .37 5 .11
†
0 .48 0 .48
Premier Class 8/7/15 25 .33 9 .05 4 .32 5 .02 0 .52 0 .52
Retirement Class 8/7/15 25 .19 8 .86 4 .21 4 .93 0 .62 0 .62
Retail Class 8/7/15 25 .21 8 .87 4 .14 4 .84 0 .66 0 .66
MSCI EAFE® Index – 24 .19 8 .42 3 .63 4 .52
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
§
Performance is calculated from the inception date of the Institutional Class.
as of 4/30/2023
Net assets $
1.56
billion
Portfolio turnover rate
*
10%
Number of holdings 354
Weighted median market
capitalization $42.36 billon
Price/earnings ratio (weighted
12-month trailing average)
†
13.0
*
The portfolio turnover rate covers the six-month period
from November 1, 2022–April 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 4/30/2023
Financials 18.0
Industrials 14.4
Health care 12.9
Consumer discretionary 11.7
Consumer staples 10.1
Materials 7.9
Information technology 7.2
Communication services 5.9
Energy 4.7
Utilities 3.3
Real estate 2.5
Short-term investments,
other assets & liabilities, net 1.4
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2023
More than $50 billion
43.2
More than $15 billion-$50 billion
35.1
More than $2 billion-$15 billion
21.7
Total 100.0
% of portfolio investments
as of 4/30/2023
Japan 20.6
United Kingdom 12.6
France 10.8
Germany 8.2
Switzerland 7.4
Australia 5.5
United States 5.4
Netherlands 4.4
Denmark 3.1
Sweden 3.1
16 other nations 16.4
Short-term investments 2.5
Total 100.0

Expense Examples
22
All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense examples that appear in this report are intended to help you understand your ongoing costs only
(in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( November 1, 2022 – April 30, 2023 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
2.1
Growth & Income Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,098.47 $1,097.01 $1,097.31 $1,096.59 $1,096.87 $1,099.99
Expenses incurred during the period*
$2.08 $2.56 $2.87 $3.38 $3.39 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.81 $1,022.35 $1,022.06 $1,021.57 $1,021.56 $1,024.79
Expenses incurred during the period*
$2.01 $2.47 $2.77 $3.26 $3.27 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.40% for
Institutional Class, 0.49% for Advisor Class, 0.55% for Premier Class, 0.65% for Retirement Class, 0.65% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

23
2.2
Large-Cap Growth Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,161.29 $1,160.46 $1,160.17 $1,159.29 $1,159.53 $1,163.29
Expenses incurred during the period*
$2.11 $2.54 $2.91 $3.44 $3.46 $0.03
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.85 $1,022.44 $1,022.10 $1,021.60 $1,021.59 $1,024.77
Expenses incurred during the period*
$1.97 $2.38 $2.73 $3.22 $3.23 $0.03
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.39% for
Institutional Class, 0.47% for Advisor Class, 0.54% for Premier Class, 0.64% for Retirement Class, 0.65% for Retail Class and 0.01% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
2.3
Large-Cap Value Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,052.42 $1,051.68 $1,051.42 $1,051.06 $1,050.50 $1,054.07
Expenses incurred during the period*
$2.10 $2.51 $2.87 $3.31 $3.56 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.75 $1,022.34 $1,022.00 $1,021.57 $1,021.32 $1,024.79
Expenses incurred during the period*
$2.07 $2.48 $2.82 $3.26 $3.51 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.41% for
Institutional Class, 0.49% for Advisor Class, 0.56% for Premier Class, 0.65% for Retirement Class, 0.70% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
2.4
Mid-Cap Growth Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,074.84 $1,073.67 $1,073.87 $1,072.68 $1,072.79
Expenses incurred during the period*
$2.52 $2.96 $3.29 $3.80 $3.91
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.37 $1,021.94 $1,021.62 $1,021.13 $1,021.02
Expenses incurred during the period*
$2.46 $2.89 $3.21 $3.71 $3.81
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.49% for
Institutional Class, 0.58% for Advisor Class, 0.64% for Premier Class, 0.74% for Retirement Class and 0.76% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense Examples
(continued)
24
2.5
Mid-Cap Value Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$989.77 $989.43 $989.23 $988.60 $987.67
Expenses incurred during the period*
$2.24 $2.74 $2.98 $3.47 $3.64
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.54 $1,022.04 $1,021.80 $1,021.30 $1,021.14
Expenses incurred during the period*
$2.28 $2.78 $3.03 $3.53 $3.70
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.45% for
Institutional Class, 0.56% for Advisor Class, 0.60% for Premier Class, 0.70% for Retirement Class and 0.74% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
2.6
Quant Small-Cap Equity Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$974.59 $974.61 $974.04 $973.37 $973.47 $976.44
Expenses incurred during the period*
$2.04 $2.37 $2.77 $3.26 $3.46 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.73 $1,022.39 $1,021.99 $1,021.49 $1,021.29 $1,024.79
Expenses incurred during the period*
$2.09 $2.43 $2.84 $3.34 $3.54 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.42% for
Institutional Class, 0.49% for Advisor Class, 0.57% for Premier Class, 0.67% for Retirement Class, 0.71% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
2.7
Quant Small/Mid-Cap Equity Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$996.15 $995.12 $994.77 $994.33 $994.56 $998.17
Expenses incurred during the period*
$2.33 $2.93 $3.14 $3.53 $3.90 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.46 $1,021.85 $1,021.64 $1,021.25 $1,020.89 $1,024.78
Expenses incurred during the period*
$2.36 $2.97 $3.19 $3.58 $3.95 $0.02
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.47% for
Institutional Class, 0.59% for Advisor Class, 0.64% for Premier Class, 0.71% for Retirement Class, 0.79% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

25
2.8
Social Choice Equity Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,064.63 $1,063.75 $1,063.13 $1,063.18 $1,063.33
Expenses incurred during the period*
$0.83 $1.26 $1.77 $2.11 $2.16
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.99 $1,023.57 $1,023.08 $1,022.75 $1,022.70
Expenses incurred during the period*
$0.81 $1.24 $1.74 $2.06 $2.11
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.16% for
Institutional Class, 0.25% for Advisor Class, 0.35% for Premier Class, 0.41% for Retirement Class and 0.42% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
2.9
Social Choice Low Carbon Equity Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,067.98 $1,067.41 $1,067.58 $1,067.06 $1,066.61
Expenses incurred during the period*
$1.53 $2.04 $2.30 $2.81 $3.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.32 $1,022.82 $1,022.57 $1,022.08 $1,021.88
Expenses incurred during the period*
$1.49 $2.00 $2.25 $2.75 $2.94
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.30% for
Institutional Class, 0.40% for Advisor Class, 0.45% for Premier Class, 0.55% for Retirement Class and 0.59% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
3.01
Emerging Markets Equity Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,177.11 $1,176.77 $1,178.22 $1,179.30 $1,177.02 $1,183.89
Expenses incurred during the period*
$4.84 $5.18 $5.09 $5.09 $6.65 $0.02
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,020.35 $1,020.03 $1,020.12 $1,020.12 $1,018.69 $1,024.77
Expenses incurred during the period*
$4.49 $4.81 $4.72 $4.72 $6.16 $0.02
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.90% for
Institutional Class, 0.96% for Advisor Class, 0.94% for Premier Class, 0.94% for Retirement Class, 1.23% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense Examples
(continued)
26
3.1
International Equity Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,217.18 $1,216.60 $1,216.77 $1,215.43 $1,215.70 $1,219.72
Expenses incurred during the period*
$2.52 $3.06 $3.35 $3.89 $4.21 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.52 $1,022.03 $1,021.77 $1,021.28 $1,020.99 $1,024.78
Expenses incurred during the period*
$2.30 $2.79 $3.05 $3.55 $3.84 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.46% for
Institutional Class, 0.56% for Advisor Class, 0.61% for Premier Class, 0.71% for Retirement Class, 0.77% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
3.2
International Opportunities Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,139.71 $1,139.78 $1,140.25 $1,140.23 $1,138.70 $1,144.09
Expenses incurred during the period*
$3.22 $3.65 $3.43 $3.43 $4.71 $0.04
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,021.79 $1,021.39 $1,021.59 $1,021.59 $1,020.39 $1,024.76
Expenses incurred during the period*
$3.04 $3.45 $3.24 $3.24 $4.45 $0.04
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.61% for
Institutional Class, 0.69% for Advisor Class, 0.65% for Premier Class, 0.65% for Retirement Class, 0.89% for Retail Class and 0.01% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
3.3
Quant International Small-Cap Equity Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,162.56 $1,162.56 $1,161.81 $1,160.61 $1,159.86 $1,166.31
Expenses incurred during the period*
$3.99 $4.13 $4.86 $5.32 $5.87 $0.05
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,021.11 $1,020.97 $1,020.30 $1,019.87 $1,019.36 $1,024.75
Expenses incurred during the period*
$3.72 $3.86 $4.54 $4.98 $5.49 $0.04
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.74% for
Institutional Class, 0.77% for Advisor Class, 0.91% for Premier Class, 0.99% for Retirement Class, 1.10% for Retail Class and 0.01% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

27
3.4
Social Choice International Equity Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,253.32 $1,252.75 $1,253.33 $1,251.87 $1,252.06
Expenses incurred during the period*
$1.91 $2.72 $2.80 $3.31 $3.50
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.10 $1,022.38 $1,022.31 $1,021.86 $1,021.68
Expenses incurred during the period*
$1.72 $2.44 $2.51 $2.97 $3.15
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.34% for
Institutional Class, 0.49% for Advisor Class, 0.50% for Premier Class, 0.59% for Retirement Class and 0.63% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Growth & Income Fund April 30, 2023
Portfolio of Investments
(Unaudited)
28
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 100.0%
AUTOMOBILES & COMPONENTS - 2 .1%
1,088,034 BorgWarner, Inc $ 52,367,076
347,329 * Tesla, Inc 57,069,628
TOTAL AUTOMOBILES & COMPONENTS 109,436,704
BANKS - 1 .1%
1,537,117 Wells Fargo & Co 61,100,401
TOTAL BANKS 61,100,401
CAPITAL GOODS - 5 .9%
389,785 Dover Corp 56,970,976
298,022 Honeywell International, Inc 59,556,716
304,404 Hubbell, Inc 81,982,085
94,517 W.W. Grainger, Inc 65,743,190
496,110 Westinghouse Air Brake Technologies Corp 48,455,064
TOTAL CAPITAL GOODS 312,708,031
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8 .1%
1,741,842 * Amazon.com, Inc 183,677,239
309,213 Home Depot, Inc 92,930,875
439,407 Lowe's Companies, Inc 91,321,957
112,756 * Ulta Beauty, Inc 62,177,041
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 430,107,112
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .6%
171,076 Costco Wholesale Corp 86,088,865
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 86,088,865
ENERGY - 5 .3%
504,358 Chevron Corp 85,024,672
659,669 EOG Resources, Inc 78,810,655
983,494 Exxon Mobil Corp 116,386,680
TOTAL ENERGY 280,222,007
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .3%
610,758 Simon Property Group, Inc 69,211,097
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 69,211,097
FINANCIAL SERVICES - 9 .4%
329,159 American Express Co 53,106,513
180,641 Ameriprise Financial, Inc 55,117,182
723,126 Ares Management Corp 63,338,606
1,216,096 Bank of New York Mellon Corp 51,793,529
363,781 Discover Financial Services 37,640,420
303,509 Mastercard, Inc (Class A) 115,342,525
528,626 Visa, Inc (Class A) 123,027,129
TOTAL FINANCIAL SERVICES 499,365,904
HEALTH CARE EQUIPMENT & SERVICES - 6 .0%
684,091 Abbott Laboratories 75,571,533
503,417 Cardinal Health, Inc 41,330,536
253,147 Cigna Corp 64,119,603
114,682 Laboratory Corp of America Holdings 25,999,556
235,143 UnitedHealth Group, Inc 115,711,519
TOTAL HEALTH CARE EQUIPMENT & SERVICES 322,732,747
HOUSEHOLD & PERSONAL PRODUCTS - 2 .7%
180,054 Estee Lauder Cos (Class A) 44,422,923

29
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
646,263 Procter & Gamble Co $ 101,062,608
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 145,485,531
INSURANCE - 5 .1%
1,830,189 American International Group, Inc 97,073,225
939,747 * Arch Capital Group Ltd 70,546,807
526,697 Chubb Ltd 106,161,047
TOTAL INSURANCE 273,781,079
MATERIALS - 3 .9%
1,605,285 Corteva, Inc 98,115,019
190,759 Linde plc 70,475,913
856,773 Sealed Air Corp 41,116,536
TOTAL MATERIALS 209,707,468
MEDIA & ENTERTAINMENT - 6 .5%
1,022,857 * Alphabet, Inc (Class A) 109,793,471
926,601 * Alphabet, Inc (Class C) 100,276,760
570,238 * Meta Platforms, Inc 137,039,596
TOTAL MEDIA & ENTERTAINMENT 347,109,827
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4 .8%
1,564,038 Bristol-Myers Squibb Co 104,430,817
1,302,226 Merck & Co, Inc 150,368,036
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 254,798,853
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6 .8%
137,779 Broadcom, Inc 86,318,544
129,156 Lam Research Corp 67,688,076
513,945 NVIDIA Corp 142,614,598
581,475 QUALCOMM, Inc 67,916,280
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 364,537,498
SOFTWARE & SERVICES - 15 .9%
1,421,077 Microsoft Corp 436,640,119
1,586,730 Oracle Corp 150,295,066
570,540 * Palo Alto Networks, Inc 104,100,728
125,502 * ServiceNow, Inc 57,658,129
263,254 * Synopsys, Inc 97,751,475
TOTAL SOFTWARE & SERVICES 846,445,517
TECHNOLOGY HARDWARE & EQUIPMENT - 9 .1%
2,492,936 Apple, Inc 423,001,381
388,795 * Arista Networks, Inc 62,269,407
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 485,270,788
UTILITIES - 4 .4%
943,115 Alliant Energy Corp 52,003,361
608,038 American Electric Power Co, Inc 56,194,872
1,808,064 Centerpoint Energy, Inc 55,091,710
931,672 NextEra Energy, Inc 71,394,025
TOTAL UTILITIES 234,683,968
TOTAL COMMON STOCKS 5,332,793,397
(Cost $4,063,214,483)

Growth & Income Fund April 30, 2023
30
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
Portfolio of Investments
(Unaudited) (continued)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.0%
REPURCHASE AGREEMENT - 0 .0%
$ 2,315,000 r Fixed Income Clearing Corp (FICC) 4 .760% 05/01/23 $ 2,315,000
TOTAL REPURCHASE AGREEMENT 2,315,000
TOTAL SHORT-TERM INVESTMENTS 2,315,000
(Cost $2,315,000)
TOTAL INVESTMENTS - 100.0% 5,335,108,397
(Cost $4,065,529,483)
OTHER ASSETS & LIABILITIES, NET - 0.0% 76,067
NET ASSETS - 100.0% $ 5,335,184,464
*
Non-income producing
r Agreement with Fixed Income Clearing Corp (FICC), 4.760% dated 4/28/23 to be repurchased at $2,315,000 on 5/1/23, collateralized by Government Agency Securities, with coupon rate 2.625% and maturity date 4/15/25, valued at $2,361,338.

Portfolio of Investments
(Unaudited)
Large-Cap Growth Fund April 30, 2023
31
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 98.7%
AUTOMOBILES & COMPONENTS - 1 .1%
347,854 * Tesla, Inc $ 57,155,891
TOTAL AUTOMOBILES & COMPONENTS 57,155,891
CAPITAL GOODS - 3 .2%
482,420 * Boeing Co 99,754,808
102,520 Deere & Co 38,754,610
155,791 Safran S.A. 24,228,575
TOTAL CAPITAL GOODS 162,737,993
COMMERCIAL & PROFESSIONAL SERVICES - 2 .1%
452,931 Experian Group Ltd 16,035,966
158,569 Verisk Analytics, Inc 30,779,829
433,605 Waste Connections, Inc 60,336,136
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 107,151,931
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 9 .9%
421,824 * Alibaba Group Holding Ltd (ADR) 35,724,274
3,844,868 * Amazon.com, Inc 405,441,331
541,617 * Coupang, Inc 9,077,501
643,004 TJX Companies, Inc 50,681,575
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 500,924,681
CONSUMER DURABLES & APPAREL - 1 .2%
53,876 Kering 34,500,397
3,378,400 Prada S.p.A 24,874,076
TOTAL CONSUMER DURABLES & APPAREL 59,374,473
CONSUMER SERVICES - 6 .0%
71,574 * Booking Holdings, Inc 192,269,952
156,849 * Flutter Entertainment plc 31,432,200
692,968 * Las Vegas Sands Corp 44,246,007
306,008 Starbucks Corp 34,973,654
TOTAL CONSUMER SERVICES 302,921,813
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .6%
163,055 Costco Wholesale Corp 82,052,537
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 82,052,537
ENERGY - 1 .9%
358,110 ConocoPhillips 36,845,938
179,416 Pioneer Natural Resources Co 39,031,951
174,203 Valero Energy Corp 19,975,858
TOTAL ENERGY 95,853,747
FINANCIAL SERVICES - 7 .4%
12,104 *,g Adyen NV 19,449,337
104,164 American Express Co 16,805,820
3,133,698 * Grab Holdings Ltd. 9,119,061
633,257 * PayPal Holdings, Inc 48,127,532
88,507 S&P Global, Inc 32,090,868
1,074,423 Visa, Inc (Class A) 250,050,465
TOTAL FINANCIAL SERVICES 375,643,083
FOOD, BEVERAGE & TOBACCO - 3 .5%
2,047,044 Davide Campari-Milano NV 26,381,215
1,485,955 * Monster Beverage Corp 83,213,480
338,885 PepsiCo, Inc 64,689,758
TOTAL FOOD, BEVERAGE & TOBACCO 174,284,453

Large-Cap Growth Fund April 30, 2023
32
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES - 7 .4%
169,665 * Align Technology, Inc $ 55,192,024
427,187 * Dexcom, Inc 51,834,871
155,926 Essilor International S.A. 30,870,234
322,131 * Intuitive Surgical, Inc 97,032,300
256,069 UnitedHealth Group, Inc 126,008,994
69,282 * Veeva Systems, Inc 12,407,021
TOTAL HEALTH CARE EQUIPMENT & SERVICES 373,345,444
HOUSEHOLD & PERSONAL PRODUCTS - 0 .6%
129,974 Estee Lauder Cos (Class A) 32,067,185
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 32,067,185
INSURANCE - 0 .6%
529,349 American International Group, Inc 28,076,671
TOTAL INSURANCE 28,076,671
MATERIALS - 1 .5%
439,614 Corteva, Inc 26,869,208
129,268 Linde plc 47,758,062
TOTAL MATERIALS 74,627,270
MEDIA & ENTERTAINMENT - 10 .1%
2,188,230 * Alphabet, Inc (Class C) 236,810,251
642,718 * Match Group, Inc 23,716,294
758,623 * Meta Platforms, Inc 182,312,279
197,650 NetEase, Inc (ADR) 17,616,545
42,174 * Netflix, Inc 13,914,468
400,100 * ROBLOX Corp 14,243,560
216,119 * Walt Disney Co 22,152,197
TOTAL MEDIA & ENTERTAINMENT 510,765,594
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5 .0%
387,009 AbbVie, Inc 58,484,800
190,284 Amgen, Inc 45,618,686
722,200 * Avantor, Inc 14,068,456
305,272 Gilead Sciences, Inc 25,096,411
184,412 * Illumina, Inc 37,907,731
214,771 Novo Nordisk AS 35,728,090
212,836 Zoetis, Inc 37,412,312
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 254,316,486
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6 .8%
564,920 * Advanced Micro Devices, Inc 50,486,900
406,483 Applied Materials, Inc 45,944,773
105,867 Broadcom, Inc 66,325,676
326,630 Marvell Technology, Inc 12,895,352
608,595 NVIDIA Corp 168,879,027
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 344,531,728
SOFTWARE & SERVICES - 20 .0%
87,451 Accenture plc 24,511,641
117,022 * Atlassian Corp 17,279,468
216,422 * DocuSign, Inc 10,699,904
169,709 Intuit, Inc 75,342,311
1,773,658 Microsoft Corp 544,974,157
475,327 Oracle Corp 45,022,973
250,999 * Palo Alto Networks, Inc 45,797,278
1,298,691 * Qualtrics International, Inc 23,285,530
66,813 Roper Technologies, Inc 30,385,216
479,920 * Salesforce, Inc 95,201,730
84,638 * ServiceNow, Inc 38,884,390

33
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
95,981 * Synopsys, Inc $ 35,639,665
139,899 * Workday, Inc 26,040,800
TOTAL SOFTWARE & SERVICES 1,013,065,063
TECHNOLOGY HARDWARE & EQUIPMENT - 6 .5%
1,947,306 Apple, Inc 330,418,882
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 330,418,882
TRANSPORTATION - 2 .3%
2,348,300 * Uber Technologies, Inc 72,914,715
225,972 Union Pacific Corp 44,222,721
TOTAL TRANSPORTATION 117,137,436
TOTAL COMMON STOCKS 4,996,452,361
(Cost $3,127,782,893)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.2%
REPURCHASE AGREEMENT - 0 .2%
$ 11,205,000 r Fixed Income Clearing Corp (FICC) 4 .800% 05/01/23 11,205,000
TOTAL REPURCHASE AGREEMENT 11,205,000
TOTAL SHORT-TERM INVESTMENTS 11,205,000
(Cost $11,205,000)
TOTAL INVESTMENTS - 98.9% 5,007,657,361
(Cost $3,138,987,893)
OTHER ASSETS & LIABILITIES, NET - 1.1% 55,500,277
NET ASSETS - 100.0% $ 5,063,157,638
ADR American Depositary Receipt
*
Non-income producing
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 4.800% dated 4/28/23 to be repurchased at $11,205,000 on 5/1/23, collateralized by Government Agency Securities, with coupon rate 2.625% and maturity date 4/15/25, valued at $11,429,127.

Large-Cap Value Fund April 30, 2023
Portfolio of Investments
(Unaudited)
34
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 98.8%
BANKS - 8 .7%
2,946,345 Bank of America Corp $ 86,268,982
1,132,725 JPMorgan Chase & Co 156,587,904
358,910 PNC Financial Services Group, Inc 46,748,027
855,561 US Bancorp 29,328,631
2,320,954 Wells Fargo & Co 92,257,922
TOTAL BANKS 411,191,466
CAPITAL GOODS - 11 .0%
182,229 Allegion plc 20,132,660
166,885 * Boeing Co 34,508,480
84,002 Caterpillar, Inc 18,379,638
111,241 Deere & Co 42,051,323
347,778 Dover Corp 50,831,232
365,423 Eaton Corp 61,069,492
348,145 Honeywell International, Inc 69,573,297
465,299 Masco Corp 24,898,150
200,241 Parker-Hannifin Corp 65,054,296
1,059,628 Raytheon Technologies Corp 105,856,837
145,414 Trane Technologies plc 27,019,375
TOTAL CAPITAL GOODS 519,374,780
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .9%
146,388 Home Depot, Inc 43,995,450
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 43,995,450
CONSUMER DURABLES & APPAREL - 1 .1%
9,279 * NVR, Inc 54,189,360
TOTAL CONSUMER DURABLES & APPAREL 54,189,360
CONSUMER SERVICES - 3 .7%
14,623 * Booking Holdings, Inc 39,281,911
453,912 Hilton Worldwide Holdings, Inc 65,372,406
237,930 McDonald's Corp 70,367,798
TOTAL CONSUMER SERVICES 175,022,115
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .8%
547,770 Walmart, Inc 82,696,837
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 82,696,837
ENERGY - 9 .0%
513,527 Chevron Corp 86,570,381
867,784 ConocoPhillips 89,286,296
534,232 EOG Resources, Inc 63,824,697
1,072,671 Exxon Mobil Corp 126,939,886
499,364 Valero Energy Corp 57,262,070
TOTAL ENERGY 423,883,330
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .4%
513,150 Prologis, Inc 64,272,037
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 64,272,037
FINANCIAL SERVICES - 8 .1%
434,311 American Express Co 70,071,737
323,802 * Berkshire Hathaway, Inc (Class B) 106,385,147
68,874 BlackRock, Inc 46,228,229
474,861 Charles Schwab Corp 24,806,739
535,609 * Fiserv, Inc 65,408,571

35
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
196,019 Goldman Sachs Group, Inc $ 67,320,765
TOTAL FINANCIAL SERVICES 380,221,188
FOOD, BEVERAGE & TOBACCO - 2 .1%
670,643 Mondelez International, Inc 51,451,731
482,706 Philip Morris International, Inc 48,256,119
TOTAL FOOD, BEVERAGE & TOBACCO 99,707,850
HEALTH CARE EQUIPMENT & SERVICES - 8 .5%
588,456 Abbott Laboratories 65,006,734
233,234 Cigna Corp 59,075,840
159,238 Elevance Health, Inc 74,626,889
220,128 HCA Healthcare, Inc 63,249,378
664,181 Medtronic plc 60,407,262
117,727 UnitedHealth Group, Inc 57,932,279
145,184 Zimmer Biomet Holdings, Inc 20,099,273
TOTAL HEALTH CARE EQUIPMENT & SERVICES 400,397,655
HOUSEHOLD & PERSONAL PRODUCTS - 0 .8%
243,126 Procter & Gamble Co 38,020,044
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 38,020,044
INSURANCE - 5 .0%
1,150,356 American International Group, Inc 61,014,882
386,012 Chubb Ltd 77,804,579
311,944 Marsh & McLennan Cos, Inc 56,209,189
686,742 Metlife, Inc 42,117,887
TOTAL INSURANCE 237,146,537
MATERIALS - 4 .7%
195,945 Celanese Corp (Series A) 20,817,197
536,160 Crown Holdings, Inc 45,991,805
717,400 DuPont de Nemours, Inc 50,017,128
221,736 Linde plc 81,920,365
97,767 Reliance Steel & Aluminum Co 24,226,662
TOTAL MATERIALS 222,973,157
MEDIA & ENTERTAINMENT - 6 .4%
633,280 * Alphabet, Inc (Class C) 68,533,562
1,739,073 Comcast Corp (Class A) 71,945,450
451,792 * Meta Platforms, Inc 108,574,653
536,756 * Walt Disney Co 55,017,490
TOTAL MEDIA & ENTERTAINMENT 304,071,155
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .1%
182,039 AbbVie, Inc 27,509,734
1,049,414 Bristol-Myers Squibb Co 70,069,373
117,511 Danaher Corp 27,839,531
973,833 Johnson & Johnson 159,416,462
543,381 Merck & Co, Inc 62,744,204
887,223 Pfizer, Inc 34,504,102
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 382,083,406
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4 .6%
275,029 Analog Devices, Inc 49,472,217
369,413 Applied Materials, Inc 41,754,751
42,054 Broadcom, Inc 26,346,831
355,025 Intel Corp 11,027,076
42,784 Lam Research Corp 22,422,239
486,236 Micron Technology, Inc 31,294,149

Large-Cap Value Fund April 30, 2023
36
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
216,566 NXP Semiconductors NV $ 35,460,517
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 217,777,780
SOFTWARE & SERVICES - 3 .5%
123,744 Accenture plc 34,684,206
184,829 Microsoft Corp 56,790,559
754,363 Oracle Corp 71,453,263
TOTAL SOFTWARE & SERVICES 162,928,028
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .4%
1,058,403 Cisco Systems, Inc 50,009,542
516,617 TE Connectivity Ltd 63,218,422
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 113,227,964
TELECOMMUNICATION SERVICES - 1 .1%
361,000 * T-Mobile US, Inc 51,947,900
TOTAL TELECOMMUNICATION SERVICES 51,947,900
TRANSPORTATION - 2 .3%
726,667 *,†,b AMR Corporation 7,267
1,124,508 CSX Corp 34,454,925
243,748 Union Pacific Corp 47,701,483
146,427 United Parcel Service, Inc (Class B) 26,329,039
TOTAL TRANSPORTATION 108,492,714
UTILITIES - 3 .6%
477,184 Ameren Corp 42,455,060
496,797 American Electric Power Co, Inc 45,913,979
1,172,789 Centerpoint Energy, Inc 35,734,881
588,552 NextEra Energy, Inc 45,100,740
TOTAL UTILITIES 169,204,660
TOTAL COMMON STOCKS 4,662,825,413
(Cost $3,171,039,191)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.3%
GOVERNMENT AGENCY DEBT - 0 .3%
$ 6,000,000 Federal Home Loan Bank (FHLB) 0 .000% 06/09/23 5,969,233
5,000,000 FHLB 0 .000 06/12/23 4,972,394
5,000,000 FHLB 0 .000 07/26/23 4,942,736
TOTAL GOVERNMENT AGENCY DEBT 15,884,363
REPURCHASE AGREEMENT - 1 .0%
44,515,000 r Fixed Income Clearing Corp (FICC) 4 .800 05/01/23 44,515,000
TOTAL REPURCHASE AGREEMENT 44,515,000
TOTAL SHORT-TERM INVESTMENTS 60,399,363
(Cost $60,395,112)
TOTAL INVESTMENTS - 100.1% 4,723,224,776
(Cost $3,231,434,303)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (6,215,243)
NET ASSETS - 100.0% $ 4,717,009,533

37
See Notes to Financial Statements
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
b
In bankruptcy
r Agreement with Fixed Income Clearing Corp (FICC), 4.800% dated 4/28/23 to be repurchased at $44,515,000 on 5/1/23, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 4/15/25, valued at $45,405,383.

Mid-Cap Growth Fund April 30, 2023
Portfolio of Investments
(Unaudited)
38
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.7%
CAPITAL GOODS - 6 .8%
53,601 Ametek, Inc $ 7,393,186
199,297 Carrier Global Corp 8,334,600
260,635 Spirit Aerosystems Holdings, Inc (Class A) 7,756,498
27,192 TransDigm Group, Inc 20,801,880
39,157 W.W. Grainger, Inc 27,236,434
TOTAL CAPITAL GOODS 71,522,598
COMMERCIAL & PROFESSIONAL SERVICES - 10 .4%
810,087 * ACV Auctions, Inc 10,555,433
524,262 * Cimpress plc 27,235,411
440,911 * Driven Brands Holdings, Inc 13,535,968
294,741 Experian Group Ltd 10,435,269
134,121 Verisk Analytics, Inc 26,034,227
148,574 Waste Connections, Inc 20,674,072
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 108,470,380
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4 .8%
4,419 * AutoZone, Inc 11,769,167
87,515 * Burlington Stores, Inc 16,873,767
184,272 * Coupang, Inc 3,088,399
92,856 * Five Below, Inc 18,326,060
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 50,057,393
CONSUMER DURABLES & APPAREL - 3 .8%
171,194 * Capri Holdings Ltd 7,104,551
110,222 * Garmin Ltd 10,820,494
2,028,700 Prada S.p.A 14,936,668
821,120 * Traeger, Inc 2,496,205
517,587 * Under Armour, Inc (Class C) 4,161,399
TOTAL CONSUMER DURABLES & APPAREL 39,519,317
CONSUMER SERVICES - 8 .1%
468,868 Entain PLC 8,543,367
460,682 * European Wax Center, Inc 8,679,249
146,226 * Expedia Group, Inc 13,739,395
71,486 * Hyatt Hotels Corp 8,170,850
141,768 MGM Resorts International 6,368,219
170,300 e Restaurant Brands International, Inc 11,943,139
2,681,935 *,e Sabre Corp 10,727,740
141,424 * Trip.com Group Ltd (ADR) 5,021,966
106,180 * Wynn Resorts Ltd 12,134,250
TOTAL CONSUMER SERVICES 85,328,175
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .7%
110,116 * Performance Food Group Co 6,903,172
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 6,903,172
ENERGY - 4 .7%
189,387 * Antero Resources Corp 4,354,007
134,817 Cheniere Energy, Inc 20,627,001
135,558 Diamondback Energy, Inc 19,276,348
148,637 Halliburton Co 4,867,862
29,081 Vitesse Energy, Inc 535,090
TOTAL ENERGY 49,660,308
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .5%
137,575 Simon Property Group, Inc 15,589,999
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 15,589,999

39
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES - 5 .1%
5,592 *,g Adyen NV $ 8,985,517
39,258 Ameriprise Financial, Inc 11,978,401
814,235 * Grab Holdings Ltd. 2,369,424
242,247 Jefferies Financial Group, Inc 7,759,171
48,293 LPL Financial Holdings, Inc 10,085,510
782,271 * Marqeta, Inc 3,168,198
133,184 Tradeweb Markets, Inc 9,377,485
TOTAL FINANCIAL SERVICES 53,723,706
FOOD, BEVERAGE & TOBACCO - 3 .5%
1,078,137 Davide Campari-Milano NV 13,894,457
365,710 Fevertree Drinks plc 6,232,259
85,912 * Freshpet, Inc 5,925,351
39,734 Hershey Co 10,849,766
TOTAL FOOD, BEVERAGE & TOBACCO 36,901,833
HEALTH CARE EQUIPMENT & SERVICES - 10 .3%
73,358 * Align Technology, Inc 23,863,357
261,571 * Dexcom, Inc 31,739,025
13,172 * IDEXX Laboratories, Inc 6,482,732
16,360 * Insulet Corp 5,203,134
68,523 * Molina Healthcare, Inc 20,412,317
110,066 * Veeva Systems, Inc 19,710,619
TOTAL HEALTH CARE EQUIPMENT & SERVICES 107,411,184
INSURANCE - 1 .6%
174,569 * Arch Capital Group Ltd 13,104,895
101,209 *,e Trupanion, Inc 3,553,448
TOTAL INSURANCE 16,658,343
MATERIALS - 3 .0%
170,830 Corteva, Inc 10,441,130
93,676 Crown Holdings, Inc 8,035,527
146,614 Sealed Air Corp 7,036,006
48,191 Westlake Chemical Corp 5,483,172
TOTAL MATERIALS 30,995,835
MEDIA & ENTERTAINMENT - 3 .5%
296,006 * Match Group, Inc 10,922,621
281,170 * ROBLOX Corp 10,009,652
134,587 * Trade Desk, Inc 8,659,328
534,246 * Warner Bros Discovery, Inc 7,271,088
TOTAL MEDIA & ENTERTAINMENT 36,862,689
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6 .7%
78,542 Agilent Technologies, Inc 10,636,943
37,246 * Alnylam Pharmaceuticals, Inc 7,419,403
476,501 * Avantor, Inc 9,282,239
48,789 * Charles River Laboratories International, Inc 9,275,765
393,127 * Elanco Animal Health, Inc 3,722,913
63,242 * Horizon Therapeutics Plc 7,029,981
25,514 * Sarepta Therapeutics, Inc 3,132,354
55,244 West Pharmaceutical Services, Inc 19,956,342
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 70,455,940
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4 .6%
131,286 Entegris, Inc 9,835,947
195,567 Marvell Technology, Inc 7,720,985
50,516 Monolithic Power Systems, Inc 23,336,877

Mid-Cap Growth Fund April 30, 2023
40
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
47,242 NXP Semiconductors NV $ 7,735,405
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 48,629,214
SOFTWARE & SERVICES - 16 .7%
253,545 Bentley Systems, Inc 10,790,875
297,870 e Clear Secure, Inc 7,205,475
190,285 * DocuSign, Inc 9,407,691
139,683 * Five9, Inc 9,057,046
45,076 * Gartner, Inc 13,633,687
42,552 * HubSpot, Inc 17,912,264
37,811 * MongoDB, Inc 9,073,128
81,519 * Okta, Inc 5,586,497
68,009 * Palo Alto Networks, Inc 12,408,922
92,827 * Paylocity Holding Corp 17,942,531
292,029 * Qualtrics International, Inc 5,236,080
406,577 * SentinelOne, Inc 6,533,692
107,416 * Synopsys, Inc 39,885,709
91,265 * Twilio, Inc 4,801,452
211,369 *,e Unity Software, Inc 5,700,622
TOTAL SOFTWARE & SERVICES 175,175,671
TECHNOLOGY HARDWARE & EQUIPMENT - 1 .9%
122,494 * Arista Networks, Inc 19,618,639
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 19,618,639
TRANSPORTATION - 2 .0%
724,091 * Grab Holdings Ltd 2,107,105
588,810 * Hertz Global Holdings, Inc 9,821,350
51,117 JB Hunt Transport Services, Inc 8,960,299
TOTAL TRANSPORTATION 20,888,754
TOTAL COMMON STOCKS 1,044,373,150
(Cost $969,865,792)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.2%
TRANSPORTATION - 0 .2%
169,870 Hertz Global Holdings, Inc 06/30/51 1,596,778
TOTAL TRANSPORTATION 1,596,778
TOTAL RIGHTS/WARRANTS 1,596,778
(Cost $2,029,947)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.2%
REPURCHASE AGREEMENT - 0 .0%
$ 230,000 r Fixed Income Clearing Corp (FICC) 4 .760% 05/01/23 230,000
TOTAL REPURCHASE AGREEMENT 230,000

41
See Notes to Financial Statements
SHARES COMPANY RATE
EXP
VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2 .2%
22,862,937 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .840% $ 22,862,937
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 22,862,937
TOTAL SHORT-TERM INVESTMENTS 23,092,937
(Cost $23,092,937)
TOTAL INVESTMENTS - 102.1% 1,069,062,865
(Cost $994,988,676)
OTHER ASSETS & LIABILITIES, NET - (2.1)% (21,540,224)
NET ASSETS - 100.0% $ 1,047,522,641
ADR American Depositary Receipt
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $24,424,924.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 4.760% dated 4/28/23 to be repurchased at $230,000 on 5/1/23, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 1/31/27, valued at $234,655.

Mid-Cap Value Fund April 30, 2023
Portfolio of Investments
(Unaudited)
42
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.3%
BANKS - 3 .5%
345,295 East West Bancorp, Inc $ 17,848,299
250,941 First Interstate Bancsystem, Inc 6,421,580
2,535,972 e New York Community Bancorp, Inc 27,109,541
112,233 South State Corp 7,741,832
TOTAL BANKS 59,121,252
CAPITAL GOODS - 14 .8%
201,469 Ametek, Inc 27,788,619
160,173 * Crane Co 11,543,668
160,173 Crane Holdings Co 7,585,793
114,774 Curtiss-Wright Corp 19,492,068
163,400 Dover Corp 23,882,544
90,581 Eaton Corp 15,137,897
524,158 Howmet Aerospace, Inc 23,214,958
312,054 Johnson Controls International plc 18,673,311
489,621 nVent Electric plc 20,529,809
86,932 Parker-Hannifin Corp 28,242,468
129,266 Regal-Beloit Corp 16,825,263
111,686 WESCO International, Inc 16,082,784
195,268 Westinghouse Air Brake Technologies Corp 19,071,826
TOTAL CAPITAL GOODS 248,071,008
COMMERCIAL & PROFESSIONAL SERVICES - 1 .3%
145,557 Republic Services, Inc 21,050,453
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 21,050,453
CONSUMER DURABLES & APPAREL - 2 .1%
323,661 * Capri Holdings Ltd 13,431,931
1,826,260 Newell Brands Inc 22,189,059
TOTAL CONSUMER DURABLES & APPAREL 35,620,990
CONSUMER SERVICES - 6 .0%
53,322 Domino's Pizza, Inc 16,928,135
206,715 * Expedia Group, Inc 19,422,942
262,939 * Las Vegas Sands Corp 16,788,655
624,603 MGM Resorts International 28,057,167
279,688 Wyndham Hotels & Resorts, Inc 19,080,315
TOTAL CONSUMER SERVICES 100,277,214
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2 .2%
79,374 Dollar General Corp 17,578,166
309,248 * Performance Food Group Co 19,386,757
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 36,964,923
ENERGY - 5 .3%
170,983 Diamondback Energy, Inc 24,313,783
2,691,871 Permian Resources Corp 28,130,052
132,774 Pioneer Natural Resources Co 28,884,984
63,984 Valero Energy Corp 7,337,045
TOTAL ENERGY 88,665,864
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 10 .6%
565,645 Apartment Income REIT Corp 20,917,552
120,324 EastGroup Properties, Inc 20,041,165
149,230 Extra Space Storage, Inc 22,688,929
916,381 Kimco Realty Corp 17,585,351
1,939,079 Medical Properties Trust, Inc 17,005,723
349,611 Rexford Industrial Realty, Inc 19,497,806
57,750 SBA Communications Corp 15,066,398

43
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
135,938 Sun Communities, Inc $ 18,885,866
772,268 VICI Properties, Inc 26,210,776
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 177,899,566
FINANCIAL SERVICES - 9 .7%
84,294 Ameriprise Financial, Inc 25,719,785
747,311 Equitable Holdings, Inc 19,422,613
517,396 Fidelity National Information Services, Inc 30,381,493
249,716 * Fiserv, Inc 30,495,318
97,766 * FleetCor Technologies, Inc 20,914,103
99,451 LPL Financial Holdings, Inc 20,769,347
382,378 OneMain Holdings, Inc 14,671,844
TOTAL FINANCIAL SERVICES 162,374,503
FOOD, BEVERAGE & TOBACCO - 1 .6%
680,135 Kraft Heinz Co 26,708,901
TOTAL FOOD, BEVERAGE & TOBACCO 26,708,901
HEALTH CARE EQUIPMENT & SERVICES - 6 .2%
511,691 Baxter International, Inc 24,397,427
369,761 Cardinal Health, Inc 30,357,378
336,439 * Centene Corp 23,190,740
50,588 Humana, Inc 26,836,428
TOTAL HEALTH CARE EQUIPMENT & SERVICES 104,781,973
HOUSEHOLD & PERSONAL PRODUCTS - 1 .3%
332,045 Spectrum Brands Holdings, Inc 22,080,993
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 22,080,993
INSURANCE - 7 .0%
446,975 American International Group, Inc 23,707,554
62,261 Everest Re Group Ltd 23,534,658
308,352 Metlife, Inc 18,911,228
532,152 Unum Group 22,456,814
120,549 Willis Towers Watson plc 27,919,149
TOTAL INSURANCE 116,529,403
MATERIALS - 4 .9%
484,740 Corteva, Inc 29,627,309
367,702 DuPont de Nemours, Inc 25,636,183
1,085,348 Graphic Packaging Holding Co 26,764,682
TOTAL MATERIALS 82,028,174
MEDIA & ENTERTAINMENT - 1 .9%
346,026 Omnicom Group, Inc 31,339,575
TOTAL MEDIA & ENTERTAINMENT 31,339,575
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4 .6%
86,632 * Biogen, Inc 26,356,053
1,286,654 * Exelixis, Inc 23,545,768
120,896 * United Therapeutics Corp 27,821,797
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 77,723,618
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .7%
183,656 Micron Technology, Inc 11,820,100
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 11,820,100
SOFTWARE & SERVICES - 2 .3%
681,686 * DXC Technology Co 16,258,211

Mid-Cap Value Fund April 30, 2023
44
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
1,264,957 Gen Digital, Inc $ 22,351,790
TOTAL SOFTWARE & SERVICES 38,610,001
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .5%
503,246 * Ciena Corp 23,169,446
2,477,650 Hewlett Packard Enterprise Co 35,479,948
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 58,649,394
TRANSPORTATION - 1 .7%
334,270 * Delta Air Lines, Inc 11,468,804
575,450 Southwest Airlines Co 17,430,380
TOTAL TRANSPORTATION 28,899,184
UTILITIES - 8 .1%
632,236 Alliant Energy Corp 34,861,493
276,583 American Electric Power Co, Inc 25,561,801
522,249 e Brookfield Renewable Corp 17,448,339
284,063 Dominion Energy, Inc 16,231,360
634,617 FirstEnergy Corp 25,257,756
244,414 Xcel Energy, Inc 17,086,983
TOTAL UTILITIES 136,447,732
TOTAL COMMON STOCKS 1,665,664,821
(Cost $1,567,436,142)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.9%
REPURCHASE AGREEMENT - 0 .6%
$ 11,185,000 r Fixed Income Clearing Corp (FICC) 4 .800% 05/01/23 11,185,000
TOTAL REPURCHASE AGREEMENT 11,185,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .3%
4,690,864 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .840 4,690,864
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 4,690,864
TOTAL SHORT-TERM INVESTMENTS 15,875,864
(Cost $15,875,864)
TOTAL INVESTMENTS - 100.2% 1,681,540,685
(Cost $1,583,312,006)
OTHER ASSETS & LIABILITIES, NET - (0.2)% (3,977,097)
NET ASSETS - 100.0% $ 1,677,563,588
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,572,920.
r Agreement with Fixed Income Clearing Corp (FICC), 4.800% dated 4/28/23 to be repurchased at $11,185,000 on 5/1/23, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 3/31/25, valued at $11,408,744.

Portfolio of Investments
(Unaudited)
Quant Small-Cap Equity Fund April 30, 2023
45
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 98.0%
AUTOMOBILES & COMPONENTS - 1 .1%
125,580 * Fox Factory Holding Corp $ 13,923,055
772,680 * Goodyear Tire & Rubber Co 8,244,496
244,640 * Modine Manufacturing Co 5,115,422
TOTAL AUTOMOBILES & COMPONENTS 27,282,973
BANKS - 7 .4%
131,030 Ameris Bancorp 4,389,505
218,740 * Axos Financial, Inc 8,896,156
206,821 Bank of NT Butterfield & Son Ltd 5,321,504
122,674 Banner Corp 6,123,886
277,490 Brookline Bancorp, Inc 2,647,255
529,770 Cadence BanCorp 10,711,949
180,970 Cathay General Bancorp 5,767,514
151,550 Central Pacific Financial Corp 2,406,614
296,970 Columbia Banking System, Inc 6,343,279
156,673 ConnectOne Bancorp, Inc 2,472,300
229,030 * Customers Bancorp, Inc 5,002,015
283,170 CVB Financial Corp 4,239,055
162,460 Eagle Bancorp, Inc 4,077,746
147,050 Enterprise Financial Services Corp 6,287,858
161,010 First Busey Corp 2,927,162
90,840 First Financial Corp 3,138,522
240,960 First Foundation, Inc 1,515,638
191,110 First Merchants Corp 5,576,590
247,550 Hancock Whitney Corp 9,040,526
152,410 Heartland Financial USA, Inc 4,962,470
229,100 Heritage Commerce Corp 1,947,350
140,250 Horizon Bancorp 1,476,832
79,569 Independent Bank Corp 1,417,919
216,170 Lakeland Bancorp, Inc 3,099,878
73,770 *,e Metropolitan Bank Holding Corp 2,367,279
150,370 National Bank Holdings Corp 4,781,766
258,520 OceanFirst Financial Corp 4,136,320
420,540 OFG Bancorp 10,753,208
203,690 Old National Bancorp 2,731,483
303,920 Pacific Premier Bancorp, Inc 6,759,181
53,990 Peapack Gladstone Financial Corp 1,433,974
45,110 Premier Financial Corp 749,277
60,965 QCR Holdings, Inc 2,523,951
213,130 Renasant Corp 5,993,216
218,990 Towne Bank 5,187,873
85,730 UMB Financial Corp 5,453,285
317,292 United Community Banks, Inc 7,900,571
161,590 Washington Federal, Inc 4,530,984
172,040 WesBanco, Inc 4,579,705
136,700 Westamerica Bancorporation 5,537,717
TOTAL BANKS 185,209,313
CAPITAL GOODS - 10 .8%
458,900 * API Group Corp 10,444,564
98,770 Applied Industrial Technologies, Inc 13,399,138
150,803 * Atkore International Group, Inc 19,050,943
163,230 Comfort Systems USA, Inc 24,401,253
53,519 CSW Industrials, Inc 7,207,404
27,180 EMCOR Group, Inc 4,647,780
48,560 Encore Wire Corp 7,591,385
275,290 Enerpac Tool Group Corp 6,540,890
76,955 EnPro Industries, Inc 7,254,548
106,510 * Evoqua Water Technologies Corp 5,266,920

Quant Small-Cap Equity Fund April 30, 2023
46
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
173,090 Federal Signal Corp $ 8,893,364
406,920 * Fluor Corp 11,825,095
41,320 Franklin Electric Co, Inc 3,696,900
43,720 * GMS, Inc 2,538,383
55,220 H&E Equipment Services, Inc 2,015,530
45,980 Herc Holdings, Inc 4,598,920
434,580 * Janus International Group, Inc 3,911,220
71,340 John Bean Technologies Corp 7,755,371
88,900 McGrath RentCorp 7,901,432
562,731 * MRC Global, Inc 5,481,000
164,150 Mueller Industries, Inc 11,794,178
589,020 * NOW, Inc 6,284,843
189,680 * Parsons Corp 8,251,080
282,390 * PGT Innovations, Inc 7,246,127
161,820 Rush Enterprises, Inc (Class A) 8,594,260
293,610 * Shoals Technologies Group, Inc 6,133,513
59,980 Simpson Manufacturing Co, Inc 7,544,284
124,570 * SPX Technologies, Inc 7,932,618
32,670 Standex International Corp 4,012,203
129,860 * Titan Machinery, Inc 4,071,111
533,000 * Triumph Group, Inc 5,761,730
161,540 UFP Industries, Inc 12,684,121
271,110 Wabash National Corp 6,959,394
108,380 * WillScot Mobile Mini Holdings Corp 4,920,452
238,364 Zurn Water Solutions Corp 5,136,744
TOTAL CAPITAL GOODS 271,748,698
COMMERCIAL & PROFESSIONAL SERVICES - 3 .7%
536,200 * Alight, Inc 4,959,850
52,100 Brady Corp (Class A) 2,658,663
197,700 * CBIZ, Inc 10,416,813
91,260 * ExlService Holdings, Inc 16,278,959
97,302 Exponent, Inc 8,956,649
362,150 * First Advantage Corp 4,657,249
80,280 * Franklin Covey Co 2,947,882
188,810 Healthcare Services Group 2,947,324
67,330 Heidrick & Struggles International, Inc 1,690,656
96,660 * Huron Consulting Group, Inc 8,195,801
70,393 ICF International, Inc 8,024,802
162,700 KBR, Inc 9,229,971
82,560 Kforce, Inc 4,882,598
53,370 * NV5 Global Inc 5,055,740
25,380 * SP Plus Corp 867,235
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 91,770,192
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2 .6%
214,390 * Abercrombie & Fitch Co (Class A) 5,046,740
143,590 Academy Sports & Outdoors, Inc 9,120,837
333,570 American Eagle Outfitters, Inc 4,466,502
31,820 * Boot Barn Holdings, Inc 2,305,995
634,970 * CarParts.com, Inc 3,009,758
374,430 * Destination XL Group, Inc 1,643,748
137,630 Foot Locker, Inc 5,779,084
163,930 Monro Muffler, Inc 8,012,898
365,720 * National Vision Holdings, Inc 7,694,749
279,010 * Overstock.com, Inc 5,680,644
487,910 * Sally Beauty Holdings, Inc 6,942,959
86,800 e Signet Jewelers Ltd 6,386,744
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 66,090,658

47
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL - 2 .2%
117,890 * Callaway Golf Co $ 2,613,621
103,650 * Crocs, Inc 12,818,396
53,990 Installed Building Products, Inc 6,709,337
124,520 * Lovesac Co 3,273,631
108,510 * M/I Homes, Inc 7,339,616
47,990 * Malibu Boats, Inc 2,723,433
149,982 * Skyline Champion Corp 11,124,165
191,530 * Taylor Morrison Home Corp 8,253,028
TOTAL CONSUMER DURABLES & APPAREL 54,855,227
CONSUMER SERVICES - 4 .5%
11,630 * Biglari Holdings, Inc (B Shares) 2,014,316
44,880 Carriage Services, Inc 1,288,505
464,550 * Coursera, Inc 5,779,002
156,290 * Dave & Buster's Entertainment, Inc 5,542,043
232,940 * Denny's Corp 2,611,257
77,750 * Duolingo, Inc 10,586,440
470,220 * Everi Holdings, Inc 7,147,344
91,630 * frontdoor, Inc 2,506,997
8,000 Graham Holdings Co 4,604,560
206,310 * Hilton Grand Vacations, Inc 8,830,068
407,250 International Game Technology plc 11,460,015
442,800 e Krispy Kreme, Inc 6,810,264
513,400 Laureate Education, Inc 6,361,026
299,070 * Portillo's, Inc 6,465,893
169,330 * Stride, Inc 7,274,417
322,260 *,e Target Hospitality Corp 4,063,699
159,360 Texas Roadhouse, Inc (Class A) 17,628,403
98,820 * Xponential Fitness, Inc 3,268,966
TOTAL CONSUMER SERVICES 114,243,215
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .9%
141,248 Andersons, Inc 6,313,786
67,891 *,d BJ's Wholesale Club Holdings, Inc 5,184,836
196,690 * Chefs' Warehouse Holdings, Inc 6,541,909
83,360 * Performance Food Group Co 5,225,838
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 23,266,369
ENERGY - 6 .3%
155,010 Ardmore Shipping Corp 2,277,097
683,570 Berry Petroleum Co LLC 5,222,475
20,520 Bonanza Creek Energy, Inc 1,416,906
205,270 California Resources Corp 8,313,435
127,990 Chesapeake Energy Corp 10,582,213
449,240 e Comstock Resources Inc 5,166,260
308,430 CVR Energy, Inc 8,124,046
87,330 * Denbury, Inc 8,154,875
415,930 * Diamond Offshore Drilling, Inc 4,779,036
225,310 * Golar LNG Ltd 5,114,537
61,210 Helmerich & Payne, Inc 2,029,724
607,470 Liberty Oilfield Services, Inc 7,781,691
251,480 Murphy Oil Corp 9,231,831
1,474,270 Nordic American Tankers Ltd 5,204,173
29,860 Oasis Petroleum, Inc 4,249,974
307,980 * Oceaneering International, Inc 5,460,485
147,190 Ovintiv, Inc 5,310,615
416,339 * Par Pacific Holdings, Inc 9,754,823
288,346 PBF Energy, Inc 10,051,742
723,130 RPC, Inc 5,343,931
148,870 * Teekay Tankers Ltd 6,027,746
232,230 * US Silica Holdings, Inc 3,030,601

Quant Small-Cap Equity Fund April 30, 2023
48
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
49,420 * Valaris Ltd $ 2,965,200
636,950 *,e Vertex Energy, Inc 5,031,905
252,050 * Weatherford International Ltd 16,289,991
105,650 World Fuel Services Corp 2,497,566
TOTAL ENERGY 159,412,878
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5 .9%
623,010 Apple Hospitality REIT, Inc 9,276,619
721,900 Brandywine Realty Trust 2,837,067
561,400 Broadstone Net Lease, Inc 9,077,838
825,590 DiamondRock Hospitality Co 6,695,535
13,570 EastGroup Properties, Inc 2,260,219
426,670 Essential Properties Realty Trust, Inc 10,560,082
280,900 Four Corners Property Trust, Inc 7,165,759
355,870 Kite Realty Group Trust 7,373,626
758,010 Macerich Co 7,572,520
124,570 National Storage Affiliates Trust 4,802,174
157,510 Outfront Media, Inc 2,624,117
354,130 d Phillips Edison & Co, Inc 11,169,260
646,980 Piedmont Office Realty Trust, Inc 4,211,840
100,200 PotlatchDeltic Corp 4,632,246
576,450 Retail Opportunities Investment Corp 7,511,144
698,640 RLJ Lodging Trust 7,056,264
143,600 Ryman Hospitality Properties 12,875,176
900,500 Service Properties Trust 7,897,385
542,010 Summit Hotel Properties, Inc 3,490,544
486,500 Tanger Factory Outlet Centers, Inc 9,540,265
397,270 Whitestone REIT 3,555,567
407,870 Xenia Hotels & Resorts, Inc 5,163,634
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 147,348,881
FINANCIAL SERVICES - 6 .2%
136,320 A-Mark Precious Metals, Inc 4,880,256
258,310 Artisan Partners Asset Management, Inc 8,955,608
482,730 * AvidXchange Holdings, Inc 3,586,684
1,903,650 BGC Partners, Inc (Class A) 8,623,534
855,720 Broadmark Realty Capital, Inc 4,201,585
174,160 Enact Holdings, Inc 4,204,222
192,993 * Enova International, Inc 8,476,253
283,380 Essent Group Ltd 12,035,149
238,890 * Flywire Corp 6,968,421
348,740 * Green Dot Corp 5,994,841
89,410 * International Money Express Inc 2,304,990
529,650 * LendingClub Corp 3,802,887
259,790 Navient Corp 4,296,927
385,715 * NMI Holdings, Inc 9,025,731
509,260 * Open Lending Corp 3,580,098
617,140 * Payoneer Global, Inc 3,369,584
37,280 Piper Jaffray Cos 5,049,203
658,620 Radian Group, Inc 15,984,707
335,520 * Remitly Global, Inc 5,636,736
681,560 * Repay Holdings Corp 4,273,381
179,210 Sculptor Capital Management, Inc 1,492,819
167,670 StepStone Group, Inc 3,693,770
936,230 * StoneCo Ltd 11,534,354
188,280 Victory Capital Holdings, Inc 5,750,071
40,000 Virtus Investment Partners, Inc 7,288,400
TOTAL FINANCIAL SERVICES 155,010,211
FOOD, BEVERAGE & TOBACCO - 1 .8%
90,012 Calavo Growers, Inc 2,876,783

49
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
151,610 Cal-Maine Foods, Inc $ 7,201,475
16,380 Coca-Cola Consolidated Inc 9,655,355
436,596 * Hostess Brands, Inc 11,246,713
61,810 MGP Ingredients, Inc 6,099,411
612,680 Primo Water Corp 9,306,609
TOTAL FOOD, BEVERAGE & TOBACCO 46,386,346
HEALTH CARE EQUIPMENT & SERVICES - 7 .2%
423,580 * Accolade, Inc 5,731,037
456,240 * Allscripts Healthcare Solutions, Inc 5,698,438
544,950 * Alphatec Holdings Inc 7,869,078
109,420 * Angiodynamics, Inc 910,374
168,340 * AtriCure, Inc 7,405,277
50,757 * Avanos Medical, Inc 1,499,362
97,120 * Castle Biosciences, Inc 2,197,826
290,920 * Evolent Health, Inc 10,592,397
443,020 * Health Catalyst, Inc 5,582,052
127,224 HealthStream, Inc 3,134,799
700,750 * Hims & Hers Health, Inc 8,121,692
100,980 * Integer Holding Corp 8,315,703
195,067 * Lantheus Holdings, Inc 16,668,475
143,210 * Merit Medical Systems, Inc 11,641,541
32,330 * ModivCare, Inc 2,056,188
276,440 * Neogen Corp 4,760,297
352,330 * NextGen Healthcare, Inc 5,898,004
451,710 * Option Care Health, Inc 14,522,476
143,520 * Owens & Minor, Inc 2,230,301
174,297 * Phreesia, Inc 5,514,757
275,860 * Privia Health Group, Inc 7,622,012
272,340 * Progyny, Inc 9,052,582
78,830 * Shockwave Medical Inc 22,873,313
250,550 * Surgery Partners, Inc 9,936,813
16,880 * UFP Technologies, Inc 2,326,739
TOTAL HEALTH CARE EQUIPMENT & SERVICES 182,161,533
HOUSEHOLD & PERSONAL PRODUCTS - 1 .5%
390,720 * BellRing Brands, Inc 14,062,013
258,570 * elf Beauty, Inc 23,984,953
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 38,046,966
INSURANCE - 2 .0%
47,190 American Equity Investment Life Holding Co 1,818,703
290,980 * BRP Group, Inc 7,329,786
98,490 Employers Holdings, Inc 3,899,219
2,230,180 * Genworth Financial, Inc (Class A) 12,957,346
122,310 * Goosehead Insurance, Inc 7,032,825
111,900 Selective Insurance Group, Inc 10,779,327
138,430 Stewart Information Services Corp 5,765,609
TOTAL INSURANCE 49,582,815
MATERIALS - 5 .0%
120,980 AdvanSix, Inc 4,558,527
208,220 * Arconic Corp 5,153,445
264,500 * Aspen Aerogels, Inc 1,655,770
1,487,720 * Coeur Mining, Inc 5,058,248
205,170 Commercial Metals Co 9,579,387
597,950 * Constellium SE 8,879,558
126,760 * Ingevity Corp 9,093,762
43,310 Innospec, Inc 4,401,595
45,810 Materion Corp 4,961,681
142,864 Myers Industries, Inc 2,707,273

Quant Small-Cap Equity Fund April 30, 2023
50
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
649,060 * O-I Glass, Inc $ 14,584,378
65,654 Olympic Steel, Inc 3,057,507
273,570 Orion Engineered Carbons SA 6,623,130
546,490 * PQ Group Holdings, Inc 6,202,662
495,580 * Rayonier Advanced Materials, Inc 2,695,955
226,350 Ryerson Holding Corp 8,549,240
180,125 Schnitzer Steel Industries, Inc (Class A) 5,203,811
113,190 Sensient Technologies Corp 8,428,127
136,150 Sylvamo Corp 6,238,393
121,390 Worthington Industries, Inc 7,209,352
TOTAL MATERIALS 124,841,801
MEDIA & ENTERTAINMENT - 2 .3%
298,990 * Cars.com, Inc 5,851,234
1,554,820 * Clear Channel 1,974,621
485,890 Entravision Communications Corp (Class A) 3,036,812
342,380 Gray Television, Inc 2,639,750
329,030 * Integral Ad Science Holding Corp 5,175,642
106,790 * Liberty Braves Group (Class C) 4,060,156
279,480 * PubMatic, Inc 3,817,697
110,280 Shutterstock, Inc 7,388,760
232,256 e Sinclair Broadcast Group, Inc (Class A) 4,619,572
624,660 TEGNA, Inc 10,681,686
311,920 * WideOpenWest, Inc 3,565,246
141,870 * Yelp, Inc 4,244,750
TOTAL MEDIA & ENTERTAINMENT 57,055,926
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .9%
287,250 * Adaptive Biotechnologies Corp 2,050,965
1,735,960 * ADMA Biologics, Inc 5,815,466
417,540 * Alkermes plc 11,920,767
206,040 * Amphastar Pharmaceuticals, Inc 7,370,051
62,200 * Amylyx Pharmaceuticals, Inc 1,766,480
306,940 * Arcus Biosciences, Inc 5,478,879
648,600 *,e Aurinia Pharmaceuticals, Inc 7,296,750
243,820 * Biohaven Ltd 3,189,166
296,990 * Bridgebio Pharma, Inc 4,312,295
247,340 * C4 Therapeutics, Inc 746,967
142,652 * CareDx, Inc 1,154,055
282,520 * Chinook Therapeutics, Inc 5,653,225
425,351 * Codexis, Inc 1,667,376
63,190 * Collegium Pharmaceutical, Inc 1,470,431
965,340 *,e CTI BioPharma Corp 4,691,552
252,070 * Cytek Biosciences, Inc 2,893,764
214,930 *,e Day One Biopharmaceuticals, Inc 2,665,132
411,300 * Deciphera Pharmaceuticals, Inc 5,844,573
272,510 * Editas Medicine, Inc 2,223,682
456,890 * Evolus, Inc 3,993,219
335,970 * FibroGen, Inc 5,751,806
104,050 * Halozyme Therapeutics, Inc 3,343,126
129,623 * Harmony Biosciences Holdings, Inc 4,179,046
136,300 * Ideaya Biosciences, Inc 2,488,838
1,140,460 * Immunogen, Inc 6,147,079
262,940 * Immunovant, Inc 4,243,852
42,620 * Intellia Therapeutics, Inc 1,608,905
357,270 * Intercept Pharmaceuticals, Inc 6,187,916
218,154 * Intra-Cellular Therapies, Inc 13,558,271
805,400 * Iovance Biotherapeutics, Inc 4,542,456
267,149 * IVERIC bio, Inc 8,786,531
821,740 * Karyopharm Therapeutics, Inc 2,941,829
292,620 * Kura Oncology, Inc 2,850,119

51
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
314,370 * MacroGenics, Inc $ 2,166,009
1,350,790 * MannKind Corp 5,200,541
853,730 * Mersana Therapeutics, Inc 3,739,337
119,730 * Morphic Holding, Inc 5,658,440
305,610 * NGM Biopharmaceuticals Inc 1,378,301
387,610 *,e Nkarta, Inc 1,918,669
341,750 * Nurix Therapeutics, Inc 3,291,053
137,084 Phibro Animal Health Corp 2,133,027
70,570 * Prometheus Biosciences, Inc 13,687,052
333,060 * Protagonist Therapeutics, Inc 7,527,156
217,930 * RAPT Therapeutics, Inc 3,966,326
579,490 * Recursion Pharmaceuticals, Inc 2,764,167
77,630 * Replimune Group, Inc 1,298,750
1,890,850 * Rigel Pharmaceuticals, Inc 2,136,661
239,690 * Travere Therapeutics, Inc 5,170,113
378,810 * Vanda Pharmaceuticals, Inc 2,325,893
306,020 * Veracyte, Inc 6,928,293
141,880 * Viridian Therapeutics, Inc 3,976,896
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 224,101,253
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .8%
76,090 * Axcelis Technologies, Inc 9,001,447
83,270 * Diodes, Inc 6,636,619
397,950 * indie Semiconductor, Inc 3,012,482
160,070 Kulicke & Soffa Industries, Inc 7,628,936
96,427 * Lattice Semiconductor Corp 7,685,232
32,010 * MACOM Technology Solutions Holdings, Inc 1,867,463
272,220 * MaxLinear, Inc 6,568,669
422,940 * Photronics, Inc 6,115,712
281,780 * Rambus, Inc 12,494,125
262,820 * SMART Global Holdings, Inc 4,052,685
286,360 * Veeco Instruments, Inc 5,274,751
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 70,338,121
SOFTWARE & SERVICES - 5 .0%
241,730 A10 Networks, Inc 3,418,062
34,522 * ACI Worldwide, Inc 874,442
210,030 * Alkami Technology, Inc 2,518,260
358,380 * Box, Inc 9,482,735
202,080 * Brightcove, Inc 836,611
314,440 * EngageSmart, Inc 5,398,935
83,760 * Everbridge, Inc 2,201,213
271,950 * Fastly, Inc 4,019,421
151,750 * LiveRamp Holdings, Inc 3,655,658
223,650 * Model N, Inc 6,888,420
738,100 * Olo, Inc 5,055,985
139,790 * Pagerduty, Inc 4,202,087
323,710 * PowerSchool Holdings, Inc 6,759,065
154,435 Progress Software Corp 8,475,393
99,460 * Qualys, Inc 11,233,012
49,874 * Rapid7, Inc 2,424,375
156,080 * Sprout Social, Inc 7,688,501
38,100 * SPS Commerce, Inc 5,612,130
190,940 * Squarespace, Inc 5,938,234
317,099 * Tenable Holdings, Inc 11,729,492
294,250 * Varonis Systems, Inc 6,814,830
175,260 * Verint Systems, Inc 6,395,237
522,440 * Zeta Global Holdings Corp 5,072,892
TOTAL SOFTWARE & SERVICES 126,694,990

Quant Small-Cap Equity Fund April 30, 2023
52
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .5%
166,620 Belden CDT, Inc $ 13,144,652
118,170 * Coherent Corp 4,034,324
973,090 * CommScope Holding Co, Inc 4,797,334
605,510 * Extreme Networks, Inc 10,765,968
31,000 * Fabrinet 2,943,450
46,183 * OSI Systems, Inc 5,216,831
230,176 * Ribbon Communications, Inc 589,250
352,571 * Sanmina Corp 18,425,360
51,182 * Scansource, Inc 1,399,828
148,760 * Super Micro Computer, Inc 15,683,767
480,380 Vishay Intertechnology, Inc 10,227,290
42,409 * Vishay Precision Group, Inc 1,592,034
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 88,820,088
TELECOMMUNICATION SERVICES - 0 .9%
134,810 * Bandwidth Inc 1,640,638
260,960 * EchoStar Corp (Class A) 4,454,587
2,484,160 *,e Globalstar, Inc 2,250,649
327,260 * Gogo, Inc 4,388,557
44,770 Iridium Communications, Inc 2,841,552
506,370 * Radius Global Infrastructure, Inc 7,438,575
TOTAL TELECOMMUNICATION SERVICES 23,014,558
TRANSPORTATION - 2 .0%
129,322 ArcBest Corp 12,207,997
54,336 Forward Air Corp 5,732,991
156,149 * Hub Group, Inc (Class A) 11,773,635
255,240 e Safe Bulkers, Inc 934,179
50,930 * Saia, Inc 15,165,426
202,052 Spirit Airlines, Inc 3,455,089
TOTAL TRANSPORTATION 49,269,317
UTILITIES - 3 .5%
168,830 Allete, Inc 10,531,615
228,410 Avista Corp 10,066,029
174,978 Black Hills Corp 11,424,314
255,719 e Brookfield Infrastructure Corp 10,893,629
261,460 Clearway Energy, Inc (Class C) 7,940,540
151,440 Northwest Natural Holding Co 7,111,622
136,380 ONE Gas, Inc 10,494,441
148,130 e Otter Tail Corp 10,657,954
103,501 Portland General Electric Co 5,239,221
73,820 Unitil Corp 4,103,654
TOTAL UTILITIES 88,463,019
TOTAL COMMON STOCKS 2,465,015,348
(Cost $2,236,193,299)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 3.7%
GOVERNMENT AGENCY DEBT - 0 .4%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000% 07/26/23 4,942,736
4,860,000 Tennessee Valley Authority (TVA) 0 .000 05/03/23 4,858,773
TOTAL GOVERNMENT AGENCY DEBT 9,801,509
REPURCHASE AGREEMENT - 1 .6%
39,505,000 r Fixed Income Clearing Corp (FICC) 4 .800 05/01/23 39,505,000
TOTAL REPURCHASE AGREEMENT 39,505,000

53
See Notes to Financial Statements
SHARES COMPANY RATE
EXP
VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .7%
44,207,045 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .840% $ 44,207,045
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 44,207,045
TOTAL SHORT-TERM INVESTMENTS 93,513,554
(Cost $93,511,733)
TOTAL INVESTMENTS - 101.7% 2,558,528,902
(Cost $2,329,705,032)
OTHER ASSETS & LIABILITIES, NET - (1.7)% (42,002,227)
NET ASSETS - 100.0% $ 2,516,526,675
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $48,037,279.
r Agreement with Fixed Income Clearing Corp (FICC), 4.800% dated 4/28/23 to be repurchased at $39,505,000 on 5/1/23, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 4/15/25, valued at $40,295,159.
Futures contracts outstanding as of April 30, 2023 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
Russell 2000 E Mini Index 500 06/16/23  $ 44,606,107 $ 44,370,000 $ (236,107)

Quant Small/Mid-Cap Equity Fund April 30, 2023
Portfolio of Investments
(Unaudited)
54
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 1 .4%
91,339 * Goodyear Tire & Rubber Co $ 974,587
36,310 Lear Corp 4,635,335
74,015 * Stoneridge, Inc 1,393,702
50,329 Thor Industries, Inc 3,976,998
27,490 * Visteon Corp 3,859,321
TOTAL AUTOMOBILES & COMPONENTS 14,839,943
BANKS - 5 .0%
48,502 * Axos Financial, Inc 1,972,576
93,788 Bank of NT Butterfield & Son Ltd 2,413,165
93,360 Bank OZK 3,334,819
97,522 Berkshire Hills Bancorp, Inc 2,074,293
168,318 Capitol Federal Financial 1,043,572
79,020 Cathay General Bancorp 2,518,367
87,404 Central Pacific Financial Corp 1,387,976
89,147 Columbia Banking System, Inc 1,904,180
54,952 Community Bank System, Inc 2,745,402
34,565 ConnectOne Bancorp, Inc 545,436
30,104 Eagle Bancorp, Inc 755,610
30,147 Enterprise Financial Services Corp 1,289,086
147,528 First Bancorp 1,733,454
114,730 First Commonwealth Financial Corp 1,431,830
116,725 First Financial Bankshares, Inc 3,415,374
139,628 First Hawaiian, Inc 2,668,291
105,284 First Interstate Bancsystem, Inc 2,694,218
50,864 Glacier Bancorp, Inc 1,690,211
16,307 HomeStreet, Inc 159,156
36,790 International Bancshares Corp 1,569,829
89,696 National Bank Holdings Corp 2,852,333
34,912 NBT Bancorp, Inc 1,125,563
106,184 OFG Bancorp 2,715,125
206,015 Old National Bancorp 2,762,661
62,684 Prosperity Bancshares, Inc 3,925,272
79,836 Renasant Corp 2,244,988
35,070 Westamerica Bancorporation 1,420,686
TOTAL BANKS 54,393,473
CAPITAL GOODS - 16 .2%
47,566 Aecom Technology Corp 3,950,356
24,937 * Aerojet Rocketdyne Holdings, Inc 1,406,696
11,730 Alamo Group, Inc 2,073,043
28,410 Allegion plc 3,138,737
93,796 Allison Transmission Holdings, Inc 4,576,307
207,376 * API Group Corp 4,719,878
38,702 Applied Industrial Technologies, Inc 5,250,313
64,918 * Atkore International Group, Inc 8,201,091
64,005 Boise Cascade Co 4,372,182
119,395 * Builders FirstSource, Inc 11,315,064
34,037 Comfort Systems USA, Inc 5,088,191
54,200 * Core & Main, Inc 1,412,452
13,740 * Crane Co 990,242
13,940 Crane Holdings Co 660,198
76,638 Donaldson Co, Inc 4,870,345
32,912 * Dycom Industries, Inc 3,048,310
32,959 EMCOR Group, Inc 5,635,989
94,616 Enerpac Tool Group Corp 2,248,076
15,403 EnPro Industries, Inc 1,452,041
49,184 Esab Corp 2,870,378
48,863 Federal Signal Corp 2,510,581

55
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
118,020 * Fluor Corp $ 3,429,661
39,223 * Gibraltar Industries, Inc 1,962,719
50,620 Griffon Corp 1,440,139
97,391 Howmet Aerospace, Inc 4,313,447
64,443 ITT, Inc 5,441,567
177,207 * Janus International Group, Inc 1,594,863
97,683 * Kratos Defense & Security Solutions, Inc 1,260,111
252,743 * MRC Global, Inc 2,461,717
35,492 Mueller Industries, Inc 2,550,100
7,219 Nordson Corp 1,561,542
226,637 * NOW, Inc 2,418,217
144,567 nVent Electric plc 6,061,694
65,580 * Parsons Corp 2,852,730
102,552 Pentair plc 5,956,220
12,397 Quanta Services, Inc 2,103,027
60,110 Rush Enterprises, Inc (Class A) 3,192,442
104,035 Shyft Group, Inc 2,609,198
5,721 Snap-On, Inc 1,484,085
36,974 * SPX Technologies, Inc 2,354,504
67,930 * Sunrun, Inc 1,429,247
66,352 Textron, Inc 4,441,603
56,338 * Titan Machinery, Inc 1,766,196
5,320 Toro Co 554,663
19,583 * Trex Co, Inc 1,070,407
178,342 * Triumph Group, Inc 1,927,877
90,900 UFP Industries, Inc 7,137,468
146,063 * Univar Solutions Inc 5,185,237
29,775 * Vectrus, Inc 1,286,280
25,737 Veritiv Corp 2,956,409
296,070 Vertiv Holdings Co 4,417,364
148,485 Wabash National Corp 3,811,610
31,218 WESCO International, Inc 4,495,392
TOTAL CAPITAL GOODS 175,318,206
COMMERCIAL & PROFESSIONAL SERVICES - 3 .5%
369,280 * Alight, Inc 3,415,840
68,516 Booz Allen Hamilton Holding Co 6,558,352
37,491 Brink's Co 2,356,309
20,024 Concentrix Corp 1,932,516
23,877 * ExlService Holdings, Inc 4,259,179
37,539 Genpact Ltd 1,672,363
36,455 Insperity, Inc 4,464,279
49,600 KBR, Inc 2,813,808
73,298 Kforce, Inc 4,334,844
27,286 Manpower, Inc 2,065,823
33,965 Tetra Tech, Inc 4,699,737
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 38,573,050
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2 .0%
35,323 * Autonation, Inc 4,652,039
345,097 * CarParts.com, Inc 1,635,760
244,641 * Chico's FAS, Inc 1,232,990
193,220 Designer Brands, Inc 1,582,472
4,150 * Five Below, Inc 819,044
12,508 Murphy USA, Inc 3,442,577
65,384 * ODP Corp 2,825,243
208,288 * Sally Beauty Holdings, Inc 2,963,938
617,740 * Stitch Fix Inc 2,106,493
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 21,260,556

Quant Small/Mid-Cap Equity Fund April 30, 2023
56
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL - 2 .3%
10,438 * Cavco Industries, Inc $ 3,133,696
76,344 * G-III Apparel Group Ltd 1,198,601
22,720 Installed Building Products, Inc 2,823,415
62,216 * Skyline Champion Corp 4,614,561
42,673 Smith & Wesson Brands, Inc 512,930
94,210 Steven Madden Ltd 3,301,118
59,219 Tapestry, Inc 2,416,727
25,348 * TopBuild Corp 5,715,467
199,846 * Under Armour, Inc (Class A) 1,772,634
TOTAL CONSUMER DURABLES & APPAREL 25,489,149
CONSUMER SERVICES - 3 .6%
153,557 ADT, Inc 1,028,832
103,470 Bloomin' Brands, Inc 2,562,952
90,870 * Bowlero Corp 1,329,428
78,229 Boyd Gaming Corp 5,429,093
229,118 * Denny's Corp 2,568,413
26,233 * Duolingo, Inc 3,571,885
186,128 * Everi Holdings, Inc 2,829,146
51,400 * frontdoor, Inc 1,406,304
103,887 H&R Block, Inc 3,522,808
67,279 * Hilton Grand Vacations, Inc 2,879,541
157,057 International Game Technology plc 4,419,584
45,093 Red Rock Resorts, Inc 2,200,538
44,858 Texas Roadhouse, Inc (Class A) 4,962,192
TOTAL CONSUMER SERVICES 38,710,716
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .6%
61,665 Albertsons Cos, Inc 1,288,798
78,068 * Chefs' Warehouse Holdings, Inc 2,596,542
90,506 * Performance Food Group Co 5,673,821
83,817 * United Natural Foods, Inc 2,285,690
138,771 * US Foods Holding Corp 5,328,806
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 17,173,657
DIVERSIFIED FINANCIALS - 0 .5%
28,000 e Vanguard Small-Cap ETF 5,244,680
TOTAL DIVERSIFIED FINANCIALS 5,244,680
ENERGY - 4 .7%
226,017 * Alto Ingredients, Inc 296,082
38,818 APA Corp 1,430,443
83,130 California Resources Corp 3,366,765
40,118 CVR Energy, Inc 1,056,708
42,735 * Denbury, Inc 3,990,594
22,374 Devon Energy Corp 1,195,443
165,675 * Diamond Offshore Drilling, Inc 1,903,606
238,628 Liberty Oilfield Services, Inc 3,056,825
164,090 Magnolia Oil & Gas Corp 3,465,581
10,251 * Nabors Industries Ltd 1,022,435
135,837 * NexTier Oilfield Solutions, Inc 1,097,563
12,700 Oasis Petroleum, Inc 1,807,591
165,963 * Par Pacific Holdings, Inc 3,888,513
196,349 PBF Energy, Inc 6,844,726
133,936 Range Resources Corp 3,542,607
771,263 * Southwestern Energy Co 4,002,855
106,360 Vitesse Energy, Inc 1,957,024
85,328 * Weatherford International Ltd 5,514,749
76,708 World Fuel Services Corp 1,813,377
TOTAL ENERGY 51,253,487

57
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 7 .4%
149,697 Acadia Realty Trust $ 2,022,406
96,042 Alexander & Baldwin, Inc 1,846,888
103,050 American Assets Trust, Inc 1,875,510
131,680 Americold Realty Trust 3,896,411
118,979 Apartment Income REIT Corp 4,399,843
112,250 Apple Hospitality REIT, Inc 1,671,403
125,555 Brandywine Realty Trust 493,431
134,868 Brixmor Property Group, Inc 2,876,734
26,081 Camden Property Trust 2,870,214
28,326 CubeSmart 1,288,550
65,335 EPR Properties 2,741,457
80,816 Equity Lifestyle Properties, Inc 5,568,222
165,990 Essential Properties Realty Trust, Inc 4,108,253
66,629 First Industrial Realty Trust, Inc 3,496,024
26,947 Gaming and Leisure Properties, Inc 1,401,244
180,200 Kimco Realty Corp 3,458,038
173,500 Kite Realty Group Trust 3,594,920
37,093 Life Storage, Inc 4,984,557
78,894 National Retail Properties, Inc 3,431,889
59,724 NexPoint Residential Trust, Inc 2,563,951
173,218 Outfront Media, Inc 2,885,812
307,972 Paramount Group, Inc 1,333,519
192,437 Piedmont Office Realty Trust, Inc 1,252,765
72,116 Regency Centers Corp 4,430,086
70,528 Retail Opportunities Investment Corp 918,980
19,100 Rexford Industrial Realty, Inc 1,065,207
176,709 RLJ Lodging Trust 1,784,761
47,917 Ryman Hospitality Properties 4,296,238
328,661 Service Properties Trust 2,882,357
70,165 Whitestone REIT 627,977
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 80,067,647
FINANCIAL SERVICES - 7 .0%
8,662 Affiliated Managers Group, Inc 1,250,620
78,854 A-Mark Precious Metals, Inc 2,822,973
349,518 * AvidXchange Holdings, Inc 2,596,919
139,854 Brightsphere Investment Group, Inc 3,157,903
132,588 * Cannae Holdings, Inc 2,418,405
65,774 Carlyle Group, Inc 1,994,925
54,838 CBOE Global Markets, Inc 7,660,869
84,432 Essent Group Ltd 3,585,827
35,641 EVERTEC, Inc 1,236,386
15,666 Factset Research Systems, Inc 6,449,535
132,147 * Flywire Corp 3,854,728
30,030 Hamilton Lane, Inc 2,212,610
30,000 e iShares Russell 2000 Index Fund 5,256,000
10,368 Jack Henry & Associates, Inc 1,693,509
105,820 * LendingClub Corp 759,788
24,194 LPL Financial Holdings, Inc 5,052,675
6,781 MarketAxess Holdings, Inc 2,158,867
73,062 * NMI Holdings, Inc 1,709,651
402,366 * SoFi Technologies, Inc 2,506,740
92,764 StepStone Group, Inc 2,043,591
284,248 * StoneCo Ltd 3,501,935
8,870 * StoneX Group, Inc 869,881
159,298 * Toast, Inc 2,899,224
158,072 Virtu Financial, Inc 3,169,344
50,600 Voya Financial, Inc 3,869,888
85,330 Western Union Co 932,657
TOTAL FINANCIAL SERVICES 75,665,450

Quant Small/Mid-Cap Equity Fund April 30, 2023
58
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO - 1 .3%
120,719 * Hostess Brands, Inc $ 3,109,721
64,918 Lamb Weston Holdings, Inc 7,258,482
228,795 Primo Water Corp 3,475,396
TOTAL FOOD, BEVERAGE & TOBACCO 13,843,599
HEALTH CARE EQUIPMENT & SERVICES - 5 .6%
164,440 * Accolade, Inc 2,224,873
200,875 * Allscripts Healthcare Solutions, Inc 2,508,929
36,510 * AtriCure, Inc 1,606,075
61,876 * Axonics Modulation Technologies, Inc 3,555,395
106,899 * Cross Country Healthcare, Inc 2,349,640
137,140 * Evolent Health, Inc 4,993,267
322,324 * Hims & Hers Health, Inc 3,735,735
54,965 * Lantheus Holdings, Inc 4,696,759
34,100 * LivaNova plc 1,633,390
58,876 * Merit Medical Systems, Inc 4,786,030
131,024 * Option Care Health, Inc 4,212,422
116,113 Patterson Cos, Inc 3,147,823
105,517 * Phreesia, Inc 3,338,558
53,390 * Privia Health Group, Inc 1,475,166
103,673 * Progyny, Inc 3,446,091
25,130 * Shockwave Medical Inc 7,291,721
49,294 * Silk Road Medical Inc 2,169,922
36,375 * Surgery Partners, Inc 1,442,632
66,700 * Teladoc, Inc 1,769,551
TOTAL HEALTH CARE EQUIPMENT & SERVICES 60,383,979
HOUSEHOLD & PERSONAL PRODUCTS - 1 .5%
128,665 * BellRing Brands, Inc 4,630,653
100,746 * elf Beauty, Inc 9,345,199
24,867 Medifast, Inc 2,279,061
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 16,254,913
INSURANCE - 2 .7%
35,911 American Financial Group, Inc 4,407,357
67,087 Axis Capital Holdings Ltd 3,793,099
112,733 Brown & Brown, Inc 7,258,878
106,439 Conseco, Inc 2,388,491
32,530 * Goosehead Insurance, Inc 1,870,475
136,542 Lincoln National Corp 2,967,058
168,737 Old Republic International Corp 4,263,984
1,326 White Mountains Insurance Group Ltd 1,899,017
TOTAL INSURANCE 28,848,359
MATERIALS - 7 .0%
81,480 Berry Global Group, Inc 4,710,359
73,740 Carpenter Technology Corp 3,889,048
24,892 Chemours Co 723,610
782,853 * Coeur Mining, Inc 2,661,700
262,057 * Constellium SE 3,891,546
29,940 Eagle Materials, Inc 4,437,407
200,666 Element Solutions, Inc 3,642,088
205,082 Graphic Packaging Holding Co 5,057,322
25,197 * Ingevity Corp 1,807,633
24,516 Innospec, Inc 2,491,561
94,146 * LSB Industries, Inc 840,724
54,201 Minerals Technologies, Inc 3,211,951
321,602 * Novagold Resources Inc 1,749,515
92,210 * PQ Group Holdings, Inc 1,046,584
22,947 Reliance Steel & Aluminum Co 5,686,267
29,315 Royal Gold, Inc 3,882,479

59
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
96,876 Sealed Air Corp $ 4,649,079
78,401 Silgan Holdings, Inc 3,862,033
18,205 Sonoco Products Co 1,103,587
220,078 SSR Mining, Inc 3,151,517
41,298 Steel Dynamics, Inc 4,292,927
62,789 * Summit Materials, Inc 1,721,047
140,728 Valvoline, Inc 4,862,152
48,308 Worthington Industries, Inc 2,869,012
TOTAL MATERIALS 76,241,148
MEDIA & ENTERTAINMENT - 2 .0%
65,790 * Bumble, Inc 1,198,036
636,705 * Clear Channel 808,615
87,189 * Eventbrite Inc 633,864
63,170 Gray Television, Inc 487,041
71,186 * Liberty Media Group (Class C) 5,138,917
111,476 * Lions Gate Entertainment Corp (Class A) 1,281,974
20,461 Madison Square Garden Co 4,102,431
40,580 Shutterstock, Inc 2,718,860
101,494 Sinclair Broadcast Group, Inc (Class A) 2,018,716
114,220 TEGNA, Inc 1,953,162
66,684 * Yelp, Inc 1,995,185
TOTAL MEDIA & ENTERTAINMENT 22,336,801
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6 .1%
122,940 * Alkermes plc 3,509,937
280,815 *,e Aurinia Pharmaceuticals, Inc 3,159,169
126,589 * Chinook Therapeutics, Inc 2,533,046
219,275 * Codexis, Inc 859,558
128,309 * Cytek Biosciences, Inc 1,472,987
148,336 * Deciphera Pharmaceuticals, Inc 2,107,855
116,741 * Evolus, Inc 1,020,316
92,945 * Exact Sciences Corp 5,954,986
149,715 * FibroGen, Inc 2,563,121
80,312 * Halozyme Therapeutics, Inc 2,580,425
115,943 * Innoviva, Inc 1,360,011
86,046 * Intellia Therapeutics, Inc 3,248,236
135,103 * Intercept Pharmaceuticals, Inc 2,339,984
36,670 * Intra-Cellular Therapies, Inc 2,279,041
243,589 * Ironwood Pharmaceuticals, Inc 2,535,761
340,043 * Karyopharm Therapeutics, Inc 1,217,354
91,830 * Kura Oncology, Inc 894,424
11,237 * Ligand Pharmaceuticals, Inc (Class B) 857,945
41,475 * Morphic Holding, Inc 1,960,109
19,810 * Neurocrine Biosciences, Inc 2,001,602
42,398 Phibro Animal Health Corp 659,713
28,885 * Prestige Consumer Healthcare, Inc. 1,777,294
56,130 * Protagonist Therapeutics, Inc 1,268,538
125,267 * QIAGEN NV 5,588,161
282 * Sangamo Therapeutics Inc 415
37,351 * Sarepta Therapeutics, Inc 4,585,582
90,856 * Supernus Pharmaceuticals, Inc 3,348,952
60,374 * Syneos Health, Inc 2,370,283
111,734 * Veracyte, Inc 2,529,658
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 66,584,463
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .6%
119,690 e eXp World Holdings Inc 1,399,176
35,249 Marcus & Millichap, Inc 1,109,286
15,533 RMR Group, Inc 368,909

Quant Small/Mid-Cap Equity Fund April 30, 2023
60
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT—continued
85,436 * Zillow Group, Inc (Class A) $ 3,654,952
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 6,532,323
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .1%
119,759 * Allegro MicroSystems, Inc 4,283,779
28,321 * Ambarella, Inc 1,755,336
49,562 * Formfactor, Inc 1,353,538
38,962 * Impinj, Inc 3,444,630
98,900 * Lattice Semiconductor Corp 7,882,330
197,147 * Photronics, Inc 2,850,746
41,637 * Ultra Clean Holdings 1,188,320
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 22,758,679
SOFTWARE & SERVICES - 7 .5%
65,436 * Alteryx, Inc 2,691,383
53,717 Amdocs Ltd 4,901,676
12,673 * Bill.Com Holdings, Inc 973,413
66,805 * Black Knight, Inc 3,650,225
69,929 * Domo, Inc 1,110,472
128,770 * Dynatrace, Inc 5,444,396
61,652 * Elastic NV 3,529,577
142,400 * EngageSmart, Inc 2,445,008
86,240 * Everbridge, Inc 2,266,387
233,589 Gen Digital, Inc 4,127,518
4,208 * Globant S.A. 660,109
211,854 * Grid Dynamics Holdings, Inc 2,302,853
148,921 * Kyndryl Holdings, Inc 2,153,398
42,100 * LiveRamp Holdings, Inc 1,014,189
38,748 * Manhattan Associates, Inc 6,419,769
164,125 * Nutanix, Inc 3,935,717
25,337 * Paylocity Holding Corp 4,897,389
44,204 * RingCentral, Inc 1,218,262
151,462 * SentinelOne, Inc 2,433,994
14,250 * Sprout Social, Inc 701,955
43,514 * SPS Commerce, Inc 6,409,612
76,320 * Squarespace, Inc 2,373,552
102,891 * Teradata Corp 3,982,911
120,130 * UiPath, Inc 1,691,430
137,610 * Varonis Systems, Inc 3,187,048
390,492 * Zeta Global Holdings Corp 3,791,677
355,077 * Zuora Inc 2,766,050
TOTAL SOFTWARE & SERVICES 81,079,970
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .3%
295,705 * Arlo Technologies, Inc 1,904,340
82,863 Avnet, Inc 3,418,927
45,172 Belden CDT, Inc 3,563,619
126,441 * Extreme Networks, Inc 2,248,121
32,036 * Fabrinet 3,041,818
68,566 * Harmonic, Inc 966,095
37,753 Jabil Inc 2,950,397
68,780 * Napco Security Technologies, Inc 2,132,180
89,150 National Instruments Corp 5,191,205
63,810 * Netscout Systems, Inc 1,736,270
61,500 * Sanmina Corp 3,213,990
20,404 * Super Micro Computer, Inc 2,151,194
38,450 SYNNEX Corp 3,423,588
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 35,941,744
TELECOMMUNICATION SERVICES - 0 .4%
1,011,107 * Globalstar, Inc 916,063

61
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TELECOMMUNICATION SERVICES—continued
131,527 * Liberty Latin America Ltd (Class C) $ 1,167,960
148,617 * Radius Global Infrastructure, Inc 2,183,183
TOTAL TELECOMMUNICATION SERVICES 4,267,206
TRANSPORTATION - 2 .2%
11,178 * Alaska Air Group, Inc 485,796
46,327 Copa Holdings S.A. (Class A) 4,184,255
20,813 Forward Air Corp 2,195,980
87,619 * GXO Logistics, Inc 4,655,197
43,744 * Hub Group, Inc (Class A) 3,298,298
168,794 * RXO, Inc 3,053,483
37,492 Ryder System, Inc 2,967,867
118,955 Schneider National, Inc 3,113,052
TOTAL TRANSPORTATION 23,953,928
UTILITIES - 2 .0%
58,659 Clearway Energy, Inc (Class A) 1,699,938
102,910 Clearway Energy, Inc (Class C) 3,125,377
72,271 Essential Utilities Inc 3,085,972
11,942 MGE Energy, Inc 914,876
50,503 Northwest Natural Holding Co 2,371,621
136,110 NRG Energy, Inc 4,650,879
237,076 Vistra Energy Corp 5,656,633
TOTAL UTILITIES 21,505,296
TOTAL COMMON STOCKS 1,078,522,422
(Cost $946,478,915)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.0%
REPURCHASE AGREEMENT - 0 .5%
$ 5,129,000 r Fixed Income Clearing Corp (FICC) 4 .800% 05/01/23 5,129,000
TOTAL REPURCHASE AGREEMENT 5,129,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .5%
6,070,663 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .840 6,070,663
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 6,070,663
TOTAL SHORT-TERM INVESTMENTS 11,199,663
(Cost $11,199,663)
TOTAL INVESTMENTS - 100.5% 1,089,722,085
(Cost $957,678,578)
OTHER ASSETS & LIABILITIES, NET - (0.5)% (5,247,136)
NET ASSETS - 100.0% $ 1,084,474,949
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,772,772.
r Agreement with Fixed Income Clearing Corp (FICC), 4.800% dated 4/28/23 to be repurchased at $5,129,000 on 5/1/23, collateralized by Government Agency Securities, with coupon rate 2.625% and maturity date 4/15/25, valued at $5,231,671.

Social Choice Equity Fund April 30, 2023
Portfolio of Investments
(Unaudited)
62
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 1 .7%
199,551 * American Axle & Manufacturing Holdings, Inc $ 1,426,790
110,497 * Aptiv plc 11,365,721
12,746 BorgWarner, Inc 613,465
236,846 *,e Canoo, Inc 178,819
647,819 *,e Lucid Group, Inc 5,143,683
393,060 *,e Rivian Automotive, Inc 5,039,029
465,787 * Tesla, Inc 76,533,462
255,661 *,e Workhorse Group, Inc 240,884
TOTAL AUTOMOBILES & COMPONENTS 100,541,853
BANKS - 2 .5%
1,694 Ameris Bancorp 56,749
47,422 Bank OZK 1,693,914
3,518 Banner Corp 175,619
47,884 Berkshire Hills Bancorp, Inc 1,018,493
6,267 Brookline Bancorp, Inc 59,787
1,259 Cadence BanCorp 25,457
3,985 Camden National Corp 127,321
830,296 Citigroup, Inc 39,082,033
471,252 Citizens Financial Group, Inc 14,580,537
827 Columbia Banking System, Inc 17,665
15,417 Comerica, Inc 668,635
388 Commerce Bancshares, Inc 21,670
1,572 Community Trust Bancorp, Inc 56,608
46,110 * Customers Bancorp, Inc 1,007,042
10,587 First Busey Corp 192,472
1,130 FNB Corp 12,972
540 Glacier Bancorp, Inc 17,944
1,279 Hancock Whitney Corp 46,709
3,902 Heritage Financial Corp 68,714
19,184 HomeStreet, Inc 187,236
285,811 Huntington Bancshares, Inc 3,201,083
106,081 JPMorgan Chase & Co 14,664,637
218,676 Keycorp 2,462,292
54,436 Live Oak Bancshares, Inc 1,282,512
26,162 National Bank Holdings Corp 831,952
310 NBT Bancorp, Inc 9,994
7,838 Old National Bancorp 105,108
53,702 Pinnacle Financial Partners, Inc 2,912,259
232,447 PNC Financial Services Group, Inc 30,276,222
682,855 Regions Financial Corp 12,468,932
1,879 * Texas Capital Bancshares, Inc 94,420
17,614 * The Bancorp, Inc 562,063
3,796 Trico Bancshares 135,935
513,618 Truist Financial Corp 16,733,674
350 Trustmark Corp 8,361
2,167 UMB Financial Corp 137,843
17,523 Univest Financial Corp 352,563
1,553 Westamerica Bancorporation 62,912
230 Wintrust Financial Corp 15,725
17,961 Zions Bancorporation 500,393
TOTAL BANKS 145,936,457
CAPITAL GOODS - 6 .1%
342,294 3M Co 36,358,469
954 Acuity Brands, Inc 150,141
419 * Beacon Roofing Supply, Inc 25,215
59,987 *,e Blink Charging Co 427,707
5,486 * Bloom Energy Corp 91,342

63
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
244,666 Carrier Global Corp $ 10,231,932
190,315 Caterpillar, Inc 41,640,922
35,835 Cummins, Inc 8,422,658
60,620 Curtiss-Wright Corp 10,295,095
106,698 Deere & Co 40,333,978
180,177 Eaton Corp 30,111,180
1,365 EMCOR Group, Inc 233,415
48,540 Emerson Electric Co 4,041,440
119,034 Fastenal Co 6,408,791
99,730 Fortive Corp 6,291,966
300 GATX Corp 34,173
88,847 * Generac Holdings, Inc 9,081,940
245 Granite Construction, Inc 9,342
102,967 * Great Lakes Dredge & Dock Corp 590,001
132,658 Hexcel Corp 9,561,989
1,801 IDEX Corp 371,582
158,674 Illinois Tool Works, Inc 38,389,588
282,400 Johnson Controls International plc 16,898,816
207,920 * Kratos Defense & Security Solutions, Inc 2,682,168
12,916 Luxfer Holdings plc 196,969
36,235 * Manitowoc Co, Inc 554,033
171,085 Masco Corp 9,154,758
82,496 * Mercury Systems, Inc 3,932,584
7,159 Moog, Inc (Class A) 645,097
3,829 * MYR Group, Inc 490,074
6,412 Owens Corning, Inc 684,866
89,596 PACCAR, Inc 6,691,925
44,082 * Proto Labs, Inc 1,268,239
37,955 Rockwell Automation, Inc 10,756,827
3,916 Rush Enterprises, Inc (Class A) 207,979
9,292 Snap-On, Inc 2,410,438
69,059 Trane Technologies plc 12,831,853
109,782 * Triumph Group, Inc 1,186,743
30,230 United Rentals, Inc 10,916,355
20,461 * Vectrus, Inc 883,915
13,236 W.W. Grainger, Inc 9,206,565
1,174 Wabash National Corp 30,137
36,655 Woodward Inc 3,519,613
36,530 Xylem, Inc 3,793,275
TOTAL CAPITAL GOODS 352,046,095
COMMERCIAL & PROFESSIONAL SERVICES - 2 .2%
540 ABM Industries, Inc 22,993
9,872 ACCO Brands Corp 45,214
970 * ASGN Inc 69,442
185,811 Automatic Data Processing, Inc 40,878,420
27,122 Concentrix Corp 2,617,544
413,903 * Copart, Inc 32,719,032
16,323 CSG Systems International, Inc 859,896
26,986 * ExlService Holdings, Inc 4,813,763
4,282 Heidrick & Struggles International, Inc 107,521
188 Herman Miller, Inc 3,198
143,033 * KAR Auction Services, Inc 1,936,667
39,570 Kelly Services, Inc (Class A) 649,344
42,655 * Liquidity Services, Inc 557,501
52,605 Robert Half International, Inc 3,840,165
1,210 Steelcase, Inc (Class A) 9,680
15,617 * Sterling Check Corp 175,535
120,100 TransUnion 8,264,081
2,825 * TriNet Group, Inc 262,103
29,975 TTEC Holdings, Inc 1,021,248

Social Choice Equity Fund April 30, 2023
64
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
14,026 Verisk Analytics, Inc $ 2,722,587
145,676 Waste Management, Inc 24,189,500
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 125,765,434
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3 .6%
42,656 * 1-800-FLOWERS.COM, Inc (Class A) 392,862
1,216 Aaron's Co, Inc 16,234
250 Buckle, Inc 8,382
1,601 * CarMax, Inc 112,118
706,658 eBay, Inc 32,810,131
6,360 * Five Below, Inc 1,255,210
15,779 *,e GameStop Corp (Class A) 304,377
24,775 * Genesco, Inc 858,701
240,484 Home Depot, Inc 72,275,061
77,025 LKQ Corp 4,446,653
220,593 Lowe's Companies, Inc 45,845,843
424,516 Macy's, Inc 6,936,591
35,671 * MarineMax, Inc 1,038,740
3,574 Pool Corp 1,255,618
5,448 * Sally Beauty Holdings, Inc 77,525
32,132 Shoe Carnival, Inc 747,069
467,945 TJX Companies, Inc 36,883,425
15,754 Tractor Supply Co 3,755,754
293 * TravelCenters of America, Inc 25,236
860 Winmark Corp 287,171
18,394 * Zumiez, Inc 321,619
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 209,654,320
CONSUMER DURABLES & APPAREL - 0 .6%
127,412 *,e Allbirds, Inc 159,265
396 Columbia Sportswear Co 33,082
48,547 DR Horton, Inc 5,331,432
56,305 * GoPro, Inc 240,985
9,306 * Green Brick Partners, Inc 346,835
258 Hasbro, Inc 15,279
23,776 *,e iRobot Corp 935,110
4,430 Johnson Outdoors, Inc 256,940
61,025 * Latham Group, Inc 147,070
20,310 * Lovesac Co 533,950
27,336 * Lululemon Athletica, Inc 10,385,767
5,483 Newell Brands Inc 66,618
1,560 * NVR, Inc 9,110,400
1,614 PVH Corp 138,497
136,133 * Sonos, Inc 2,877,852
55,879 * Traeger, Inc 169,872
275,808 VF Corp 6,484,246
TOTAL CONSUMER DURABLES & APPAREL 37,233,200
CONSUMER SERVICES - 2 .3%
19,997 ADT, Inc 133,980
15,386 * Booking Holdings, Inc 41,331,566
33,683 * Bright Horizons Family Solutions 2,563,950
27,978 Carriage Services, Inc 803,248
67,581 * Dave & Buster's Entertainment, Inc 2,396,422
226,664 Hilton Worldwide Holdings, Inc 32,644,149
28,107 * Planet Fitness, Inc 2,336,816
3,259 * Shake Shack, Inc 178,626
73,527 * Six Flags Entertainment Corp 1,784,500
406,410 Starbucks Corp 46,448,599

65
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
19,207 Vail Resorts, Inc $ 4,619,668
TOTAL CONSUMER SERVICES 135,241,524
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .3%
171,958 * BJ's Wholesale Club Holdings, Inc 13,132,432
81,080 * Performance Food Group Co 5,082,905
37,095 Pricesmart, Inc 2,733,160
59,184 SpartanNash Co 1,451,192
166,759 * Sprouts Farmers Market, Inc 5,779,867
218,871 Target Corp 34,526,900
92,192 * United Natural Foods, Inc 2,514,076
249,841 * US Foods Holding Corp 9,593,894
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 74,814,426
ENERGY - 4 .6%
260,792 Antero Midstream Corp 2,806,122
135,197 APA Corp 4,982,009
255,419 Baker Hughes Co 7,468,451
2,812 ChampionX Corp 76,149
121,719 Cheniere Energy, Inc 18,623,007
204,131 Chevron Corp 34,412,404
186,669 * Clean Energy Fuels Corp 797,077
417,216 ConocoPhillips 42,927,354
2,207 Delek US Holdings, Inc 48,002
148,599 Devon Energy Corp 7,939,645
26,828 * DMC Global, Inc 508,122
42,040 * Dril-Quip, Inc 1,146,851
181,585 EOG Resources, Inc 21,693,960
211,025 EQT Corp 7,352,111
96,629 Hess Corp 14,017,003
950,369 Kinder Morgan, Inc 16,298,828
681,982 * Kosmos Energy Ltd 4,364,685
102,981 Marathon Petroleum Corp 12,563,682
322,948 NOV, Inc 5,409,379
12,097 * Oceaneering International, Inc 214,480
19,522 ONEOK, Inc 1,276,934
18,932 Ovintiv, Inc 683,067
81,545 Pioneer Natural Resources Co 17,740,115
451,718 Schlumberger Ltd 22,292,283
744,346 * Southwestern Energy Co 3,863,156
155,913 Valero Energy Corp 17,878,544
TOTAL ENERGY 267,383,420
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .7%
189,892 American Tower Corp 38,812,026
36,562 Boston Properties, Inc 1,950,948
107,830 Brandywine Realty Trust 423,772
54,010 Brixmor Property Group, Inc 1,152,033
50,854 City Office REIT, Inc 295,970
50,569 Crown Castle International Corp 6,224,538
309,873 DiamondRock Hospitality Co 2,513,070
8,358 Douglas Emmett, Inc 107,651
36,148 Equinix, Inc 26,174,044
33,420 First Industrial Realty Trust, Inc 1,753,548
204,267 Healthpeak Properties Inc 4,487,746
232,850 Hudson Pacific Properties 1,294,646
6,446 iStar, Inc 178,683
4,739 Kilroy Realty Corp 138,568
147,412 Macerich Co 1,472,646
255,691 Park Hotels & Resorts, Inc 3,081,077
206,832 Piedmont Office Realty Trust, Inc 1,346,476

Social Choice Equity Fund April 30, 2023
66
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
6,352 PotlatchDeltic Corp $ 293,653
321,390 d Prologis, Inc 40,254,098
63,246 Ventas, Inc 3,038,970
297 Washington REIT 5,117
177,561 Welltower, Inc 14,066,383
238,457 Weyerhaeuser Co 7,132,249
58,638 Xenia Hotels & Resorts, Inc 742,357
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 156,940,269
FINANCIAL SERVICES - 9 .4%
178,603 Ally Financial, Inc 4,711,547
250,576 American Express Co 40,427,932
60,154 Ameriprise Financial, Inc 18,354,188
502,214 Bank of New York Mellon Corp 21,389,294
61,390 BlackRock, Inc 41,204,968
370,559 Charles Schwab Corp 19,358,002
280 Cohen & Steers, Inc 16,817
179,000 Discover Financial Services 18,521,130
8,872 Factset Research Systems, Inc 3,652,514
292,421 Fidelity National Information Services, Inc 17,170,961
129,940 Goldman Sachs Group, Inc 44,626,594
9,333 * Green Dot Corp 160,434
335,651 Intercontinental Exchange Group, Inc 36,562,463
196,486 Mastercard, Inc (Class A) 74,670,575
78,034 Moody's Corp 24,434,006
487,631 Morgan Stanley 43,872,161
15,374 * Mr Cooper Group, Inc 711,816
68,637 Nasdaq Inc 3,800,431
101,805 Northern Trust Corp 7,957,079
200,000 Nuveen ESG Large-Cap ETF 6,833,400
529,296 * PayPal Holdings, Inc 40,226,496
5,668 * PRA Group, Inc 205,578
2,432 * PROG Holdings, Inc 73,519
7,993 Raymond James Financial, Inc 723,606
127,203 S&P Global, Inc 46,121,264
123,600 State Street Corp 8,931,336
65,344 T Rowe Price Group, Inc 7,340,092
10,055 TFS Financial Corp 121,062
25,591 Voya Financial, Inc 1,957,200
49,556 * WEX, Inc 8,788,757
TOTAL FINANCIAL SERVICES 542,925,222
FOOD, BEVERAGE & TOBACCO - 3 .4%
70,442 Archer-Daniels-Midland Co 5,500,111
219,143 *,e Benson Hill, Inc 232,292
102,856 *,e Beyond Meat, Inc 1,392,670
48,343 Campbell Soup Co 2,625,025
990,938 Coca-Cola Co 63,568,673
13,309 * Darling International, Inc 792,817
35,374 Fresh Del Monte Produce, Inc 1,015,587
366,471 General Mills, Inc 32,480,325
3,800 * Hain Celestial Group, Inc 68,134
206,505 Hormel Foods Corp 8,351,062
130,364 Kellogg Co 9,095,496
70,056 McCormick & Co, Inc 6,154,420
345,403 PepsiCo, Inc 65,933,979
6,553 * TreeHouse Foods, Inc 348,947
16,269 * Vital Farms, Inc 209,545
TOTAL FOOD, BEVERAGE & TOBACCO 197,769,083

67
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES - 5 .5%
109,587 * Accolade, Inc $ 1,482,712
61,738 * Allscripts Healthcare Solutions, Inc 771,108
59,123 * Angiodynamics, Inc 491,903
7,715 * AtriCure, Inc 339,383
33,642 * AxoGen, Inc 303,451
983 * Axonics Modulation Technologies, Inc 56,483
311,579 * Brookdale Senior Living, Inc 1,336,674
36,729 * Castle Biosciences, Inc 831,177
289,083 * Cerus Corp 667,782
83,086 Cigna Corp 21,044,853
19,097 * Computer Programs & Systems, Inc 494,230
54,734 * CryoLife, Inc 759,160
181,090 * Dexcom, Inc 21,973,461
370,002 * Edwards Lifesciences Corp 32,552,776
92,210 Elevance Health, Inc 43,214,216
82,111 * Enhabit, Inc 1,005,860
141,106 * Envista Holdings Corp 5,431,170
35,203 * Fulgent Genetics, Inc 1,040,953
11,862 * Globus Medical, Inc 689,657
100,160 HCA Healthcare, Inc 28,778,973
91,888 * Health Catalyst, Inc 1,157,789
17,140 * Henry Schein, Inc 1,385,083
16,238 * Heska Corp 1,902,444
92,217 * Hologic, Inc 7,931,584
49,662 * IDEXX Laboratories, Inc 24,441,650
38,318 * Inogen, Inc 510,013
37,957 Laboratory Corp of America Holdings 8,605,231
25,670 LeMaitre Vascular, Inc 1,386,180
7,921 * LivaNova plc 379,416
36,789 * Merit Medical Systems, Inc 2,990,578
126,866 * NeoGenomics, Inc 1,854,781
58,028 * Nevro Corp 1,698,479
94,024 * NextGen Healthcare, Inc 1,573,962
73,995 * Omnicell, Inc 4,496,676
571,723 *,e Opko Health, Inc 840,433
106,594 * OraSure Technologies, Inc 724,839
54,888 * Orthofix Medical Inc 1,033,541
80,724 * Outset Medical, Inc 1,452,225
14,111 * Pennant Group, Inc 195,719
13,076 * Penumbra, Inc 3,715,153
1,887 Premier, Inc 62,894
57,537 * Pulmonx Corp 676,060
22,904 Quest Diagnostics, Inc 3,179,304
68,280 Resmed, Inc 16,452,749
17,549 * SI-BONE, Inc 387,833
20,651 * Staar Surgical Co 1,455,276
27,192 STERIS plc 5,127,052
34,844 * Teladoc, Inc 924,411
119,202 UnitedHealth Group, Inc 58,658,112
TOTAL HEALTH CARE EQUIPMENT & SERVICES 318,465,449
HOUSEHOLD & PERSONAL PRODUCTS - 1 .9%
260,833 Colgate-Palmolive Co 20,814,473
54,856 Kimberly-Clark Corp 7,948,086
510,796 Procter & Gamble Co 79,878,279
108,859 *,e Veru, Inc 138,251
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 108,779,089
INSURANCE - 3 .0%
96,775 Allstate Corp 11,202,674
194,143 Chubb Ltd 39,131,463

Social Choice Equity Fund April 30, 2023
68
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
225,678 Marsh & McLennan Cos, Inc $ 40,664,919
245,742 Progressive Corp 33,519,209
268,139 Prudential Financial, Inc 23,328,093
128,444 Travelers Cos, Inc 23,266,346
12,115 Willis Towers Watson plc 2,805,834
TOTAL INSURANCE 173,918,538
MATERIALS - 3 .2%
15,724 Amcor plc 172,492
10,332 Aptargroup, Inc 1,224,445
351,159 Ball Corp 18,674,636
78,491 * Century Aluminum Co 674,238
41,035 * Coeur Mining, Inc 139,519
1,709 Compass Minerals International, Inc 55,935
38,137 * Diversey Holdings Ltd 310,054
98,034 Dow, Inc 5,333,050
203,097 Ecolab, Inc 34,087,800
945 H.B. Fuller Co 62,531
58,009 International Flavors & Fragrances, Inc 5,624,553
36,220 Koppers Holdings, Inc 1,188,378
145,148 Linde plc 53,624,928
15,280 Martin Marietta Materials, Inc 5,549,696
164,727 Mosaic Co 7,058,552
382,978 Newmont Goldcorp Corp 18,153,157
159,805 Nucor Corp 23,679,905
19,087 PPG Industries, Inc 2,677,143
4,126 Schnitzer Steel Industries, Inc (Class A) 119,200
147,465 * Summit Materials, Inc 4,042,016
21,681 Trinseo plc 392,860
TOTAL MATERIALS 182,845,088
MEDIA & ENTERTAINMENT - 4 .4%
183,270 * Cinemark Holdings, Inc 3,093,598
620,466 * Clear Channel 787,992
1,066,497 Comcast Corp (Class A) 44,120,981
125,710 Electronic Arts, Inc 16,000,369
155,166 Gray Television, Inc 1,196,330
103,389 * iHeartMedia, Inc 358,760
9,044 * Imax Corp 189,472
104,365 Interpublic Group of Cos, Inc 3,728,961
13,563 John Wiley & Sons, Inc (Class A) 523,125
77,175 * Liberty Broadband Corp (Class C) 6,542,896
40,262 * MediaAlpha, Inc 297,939
127,851 * Netflix, Inc 42,181,880
13,180 New York Times Co (Class A) 523,905
191,498 Omnicom Group, Inc 17,343,974
520,042 * Pinterest, Inc 11,960,966
47,050 * ROBLOX Corp 1,674,980
4,632 * Roku, Inc 260,365
7,816 Scholastic Corp 300,682
52,081 e Sinclair Broadcast Group, Inc (Class A) 1,035,891
1,093,310 e Sirius XM Holdings, Inc 4,154,578
139,881 * Take-Two Interactive Software, Inc 17,385,809
8,077 TEGNA, Inc 138,117
81,390 * Trade Desk, Inc 5,236,633
161,677 * TripAdvisor, Inc 2,866,533
239,824 * Vimeo, Inc 789,021
541,493 * Walt Disney Co 55,503,032
284,699 * Warner Bros Discovery, Inc 3,874,753
101,873 * Yelp, Inc 3,048,040
92,450 * ZipRecruiter, Inc 1,566,103

69
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
435,161 * ZoomInfo Technologies, Inc $ 9,534,377
TOTAL MEDIA & ENTERTAINMENT 256,220,062
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .5%
185,839 * Adaptive Biotechnologies Corp 1,326,890
225,045 Agilent Technologies, Inc 30,477,844
91,417 * Agios Pharmaceuticals, Inc 2,090,707
96,394 * Alector, Inc 636,200
54,554 *,e Allogene Therapeutics, Inc 296,228
175,468 Amgen, Inc 42,066,698
36,474 * Arcturus Therapeutics Holdings, Inc 970,938
155,330 * Atara Biotherapeutics, Inc 420,944
125,450 * Atea Pharmaceuticals, Inc 410,222
2,503 *,e Axsome Therapeutics, Inc 179,040
87,107 * BioCryst Pharmaceuticals, Inc 662,884
6,961 * Biogen, Inc 2,117,745
697,504 Bristol-Myers Squibb Co 46,572,342
48,565 * Caribou Biosciences, Inc 208,830
34,434 *,e Cassava Sciences, Inc 799,558
107,220 * Catalent, Inc 5,373,866
201,608 Danaher Corp 47,762,951
15,155 * Eagle Pharmaceuticals, Inc 425,552
192,246 Eli Lilly & Co 76,102,502
107,834 * Erasca, Inc 297,622
65,343 * Fulcrum Therapeutics, Inc 163,358
329,410 Gilead Sciences, Inc 27,080,796
16,585 *,e IGM Biosciences, Inc 179,616
56,048 * Illumina, Inc 11,521,227
414,077 *,e Inovio Pharmaceuticals, Inc 319,874
88,123 * Intellia Therapeutics, Inc 3,326,643
16,514 * Intra-Cellular Therapies, Inc 1,026,345
64,325 * IQVIA Holdings, Inc 12,107,895
27,862 * Jazz Pharmaceuticals plc 3,913,775
71,746 * Kezar Life Sciences, Inc 174,343
602,569 Merck & Co, Inc 69,578,642
5,838 * Mettler-Toledo International, Inc 8,707,377
46,340 * Mirati Therapeutics, Inc 2,053,325
54,574 * NGM Biopharmaceuticals Inc 246,129
75,325 * Nurix Therapeutics, Inc 725,380
195,814 * Nuvation Bio, Inc 315,261
32,112 Phibro Animal Health Corp 499,663
66,120 * Prothena Corp plc 3,479,234
23,992 * Regeneron Pharmaceuticals, Inc 19,236,546
32,087 * Revance Therapeutics, Inc 1,021,329
148,363 *,e Sana Biotechnology, Inc 784,840
92,659 * Ultragenyx Pharmaceutical, Inc 4,046,419
18,425 * Waters Corp 5,534,133
37,317 West Pharmaceutical Services, Inc 13,480,393
229,553 Zoetis, Inc 40,350,826
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 489,072,932
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .2%
84,154 * CBRE Group, Inc 6,451,246
1,487 * Howard Hughes Corp 115,049
5,945 * Jones Lang LaSalle, Inc 826,593
178,508 * Realogy Holdings Corp 1,137,096
2,009 RMR Group, Inc 47,714
11,019 * Tejon Ranch Co 190,408
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 8,768,106

Social Choice Equity Fund April 30, 2023
70
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6 .1%
339,710 Applied Materials, Inc $ 38,397,421
22,180 * Cirrus Logic, Inc 1,902,822
47,013 * First Solar, Inc 8,583,634
1,454,486 Intel Corp 45,176,335
70,727 Lam Research Corp 37,066,606
394,943 Marvell Technology, Inc 15,592,350
437,022 NVIDIA Corp 121,269,235
394,799 * ON Semiconductor Corp 28,409,736
18,585 * Silicon Laboratories, Inc 2,588,890
279,114 Texas Instruments, Inc 46,667,861
13,239 Universal Display Corp 1,766,877
119,266 *,e Wolfspeed, Inc 5,551,832
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 352,973,599
SOFTWARE & SERVICES - 14 .9%
189,327 Accenture plc 53,066,465
137,212 * Adobe, Inc 51,805,763
53,814 * Akamai Technologies, Inc 4,411,133
8,948 * Ansys, Inc 2,808,956
165,953 * Autodesk, Inc 32,325,985
40,384 * Blackline, Inc 2,249,793
133,543 * Cadence Design Systems, Inc 27,970,581
93,696 Dolby Laboratories, Inc (Class A) 7,841,418
364,178 * DXC Technology Co 8,685,645
10,110 * Five9, Inc 655,532
182 e InterDigital, Inc 12,329
335,038 International Business Machines Corp 42,352,154
101,475 Intuit, Inc 45,049,826
1,148,045 Microsoft Corp 352,748,307
62,127 * New Relic, Inc 4,440,217
123,295 * Nutanix, Inc 2,956,614
5,290 * OneSpan, Inc 77,975
28,640 * Rapid7, Inc 1,392,190
36,980 Roper Technologies, Inc 16,817,764
276,246 * Salesforce, Inc 54,798,919
89,051 * ServiceNow, Inc 40,911,810
57,073 * SPS Commerce, Inc 8,406,853
110,299 * SVMK, Inc 1,035,708
84,432 * Synopsys, Inc 31,351,290
58,543 * Teradata Corp 2,266,199
35,212 * VeriSign, Inc 7,810,022
209,861 * VMware, Inc (Class A) 26,238,921
160,899 * Workday, Inc 29,949,740
27,569 * Xperi, Inc 261,630
TOTAL SOFTWARE & SERVICES 860,699,739
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .1%
145,152 Avnet, Inc 5,988,971
20,528 Badger Meter, Inc 2,716,470
62,976 Benchmark Electronics, Inc 1,344,538
131,980 * Ciena Corp 6,076,359
1,179,748 Cisco Systems, Inc 55,743,093
54,705 CTS Corp 2,144,983
44,421 * ePlus, Inc 1,934,090
58,118 * Fabrinet 5,518,304
31,557 * FARO Technologies, Inc 736,856
1,675,996 Hewlett Packard Enterprise Co 24,000,263
1,091,909 HP, Inc 32,440,616
49,421 * Insight Enterprises, Inc 5,977,470
3,493 * Itron, Inc 186,526
187,194 * Keysight Technologies, Inc 27,075,740

71
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
37,235 * Kimball Electronics, Inc $ 749,541
155,805 * Knowles Corp 2,629,988
14,814 * Lumentum Holdings, Inc 714,775
6,814 Methode Electronics, Inc 279,306
288,932 *,e Microvision, Inc 577,864
228,357 * Mirion Technologies, Inc 1,849,692
34,058 Motorola Solutions, Inc 9,924,501
115,632 National Instruments Corp 6,733,251
47,080 * Netgear, Inc 665,240
3,344 * Novanta, Inc 511,097
14,477 * OSI Systems, Inc 1,635,322
42,879 *,e PAR Technology Corp 1,311,669
33,414 * Plexus Corp 2,922,723
55,453 * Ribbon Communications, Inc 141,960
29,527 * Rogers Corp 4,752,371
386,972 * Trimble Inc 18,226,381
179,596 * TTM Technologies, Inc 2,121,029
18,688 * Vishay Precision Group, Inc 701,548
249,922 Vontier Corp 6,780,384
178,352 Xerox Holdings Corp 2,794,776
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 237,907,697
TELECOMMUNICATION SERVICES - 1 .1%
38,843 * Bandwidth Inc 472,719
154,613 Iridium Communications, Inc 9,813,287
1,302,455 Verizon Communications, Inc 50,574,328
TOTAL TELECOMMUNICATION SERVICES 60,860,334
TRANSPORTATION - 3 .0%
38,083 ArcBest Corp 3,595,035
55,101 CH Robinson Worldwide, Inc 5,558,038
1,221,820 CSX Corp 37,436,565
839,223 * Delta Air Lines, Inc 28,793,741
101,378 Expeditors International of Washington, Inc 11,540,872
180 Landstar System, Inc 31,685
113,436 Norfolk Southern Corp 23,030,911
50,452 Old Dominion Freight Line 16,164,316
9 Ryder System, Inc 712
248,049 United Parcel Service, Inc (Class B) 44,601,691
TOTAL TRANSPORTATION 170,753,566
UTILITIES - 3 .2%
276,600 American Electric Power Co, Inc 25,563,372
140,493 Consolidated Edison, Inc 13,834,346
19,802 DTE Energy Co 2,225,943
73,702 Eversource Energy 5,720,012
632,716 NextEra Energy, Inc 48,485,027
163,123 Sempra Energy 25,363,995
499,130 Southern Co 36,711,012
30,558 UGI Corp 1,035,305
112,385 WEC Energy Group, Inc 10,808,065
180,121 Xcel Energy, Inc 12,592,259
TOTAL UTILITIES 182,339,336
TOTAL COMMON STOCKS 5,749,854,838
(Cost $3,913,445,703)

Social Choice Equity Fund April 30, 2023
72
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 1.3%
GOVERNMENT AGENCY DEBT - 0 .1%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000% 07/26/23 $ 4,942,736
TOTAL GOVERNMENT AGENCY DEBT 4,942,736
REPURCHASE AGREEMENT - 0 .9%
51,240,000 r Fixed Income Clearing Corp (FICC) 4 .800 05/01/23 51,240,000
TOTAL REPURCHASE AGREEMENT 51,240,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .3%
18,708,922 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .840 18,708,922
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 18,708,922
TOTAL SHORT-TERM INVESTMENTS 74,891,658
(Cost $74,889,857)
TOTAL INVESTMENTS - 100.8% 5,824,746,496
(Cost $3,988,335,560)
OTHER ASSETS & LIABILITIES, NET - (0.8)% (45,186,882)
NET ASSETS - 100.0% $ 5,779,559,614
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $27,814,873.
r Agreement with Fixed Income Clearing Corp (FICC), 4.800% dated 4/28/23 to be repurchased at $51,240,000 on 5/1/23, collateralized by Government Agency Securities, with coupon rate 2.625% and maturity date 4/15/25, valued at $52,264,894.
Futures contracts outstanding as of April 30, 2023 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 127 06/16/23  $ 26,197,238 $ 26,596,975 $ 399,737

Portfolio of Investments
(Unaudited)
Social Choice Low Carbon Equity Fund April 30, 2023
73
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.0%
AUTOMOBILES & COMPONENTS - 1 .8%
35,767 * Aptiv plc $ 3,678,994
51,115 *,e Canoo, Inc 38,592
11,547 *,e Rivian Automotive, Inc 148,032
97,977 * Tesla, Inc 16,098,601
25,382 *,e Workhorse Group, Inc 23,915
TOTAL AUTOMOBILES & COMPONENTS 19,988,134
BANKS - 3 .3%
1,105 Amalgamated Financial Corp 17,989
339 Camden National Corp 10,831
160,289 Citigroup, Inc 7,544,803
49,591 Citizens Financial Group, Inc 1,534,346
4,770 * Customers Bancorp, Inc 104,177
119 First Commonwealth Financial Corp 1,485
414 HomeStreet, Inc 4,041
5,919 Independent Bank Corp 105,477
118,678 JPMorgan Chase & Co 16,406,047
262 Live Oak Bancshares, Inc 6,173
42,628 PNC Financial Services Group, Inc 5,552,297
1,527 Premier Financial Corp 25,363
65,064 Regions Financial Corp 1,188,069
1,460 Stellar Bancorp, Inc 33,492
137,130 Truist Financial Corp 4,467,695
1,445 Univest Financial Corp 29,073
TOTAL BANKS 37,031,358
CAPITAL GOODS - 7 .2%
64,929 3M Co 6,896,758
2,229 Argan, Inc 89,673
10,905 *,e Blink Charging Co 77,753
88,108 Carrier Global Corp 3,684,677
36,069 Caterpillar, Inc 7,891,897
11,472 Curtiss-Wright Corp 1,948,290
19,763 Deere & Co 7,470,809
41,327 Eaton Corp 6,906,568
271 EMCOR Group, Inc 46,341
71,693 Emerson Electric Co 5,969,159
16,418 * Energy Recovery, Inc 369,898
28,654 Fastenal Co 1,542,731
80,888 Fortive Corp 5,103,224
19,087 * Generac Holdings, Inc 1,951,073
19,903 * Great Lakes Dredge & Dock Corp 114,044
14,308 Hexcel Corp 1,031,321
3,189 Hyster-Yale Materials Handling, Inc 167,933
30,443 Illinois Tool Works, Inc 7,365,379
20,174 Ingersoll Rand, Inc 1,150,322
32,510 Johnson Controls International plc 1,945,398
37,635 * Kratos Defense & Security Solutions, Inc 485,492
8,222 Luxfer Holdings plc 125,386
22,505 Maxar Technologies, Inc 1,186,464
14,909 * Mercury Systems, Inc 710,712
4,762 Moog, Inc (Class A) 429,104
3,920 Owens Corning, Inc 418,695
11,860 PACCAR, Inc 885,823
8,823 Primoris Services Corp 223,222
8,268 * Proto Labs, Inc 237,870
23,814 Quanta Services, Inc 4,039,807
6,567 Rockwell Automation, Inc 1,861,153
2,387 Trane Technologies plc 443,528

Social Choice Low Carbon Equity Fund April 30, 2023
74
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
17,595 * Triumph Group, Inc $ 190,202
9,810 United Rentals, Inc 3,542,489
3,679 * Vectrus, Inc 158,933
4,248 W.W. Grainger, Inc 2,954,781
9,848 Woodward Inc 945,605
1,778 Xylem, Inc 184,628
TOTAL CAPITAL GOODS 80,747,142
COMMERCIAL & PROFESSIONAL SERVICES - 1 .6%
6,190 ACCO Brands Corp 28,350
35,529 Automatic Data Processing, Inc 7,816,380
11,181 Concentrix Corp 1,079,078
80,533 * Copart, Inc 6,366,134
9,357 CSG Systems International, Inc 492,927
9,187 * ExlService Holdings, Inc 1,638,777
1,243 Heidrick & Struggles International, Inc 31,212
1,324 Herman Miller, Inc 22,521
278 ICF International, Inc 31,692
162 Insperity, Inc 19,839
2,761 * KAR Auction Services, Inc 37,384
5,463 Kelly Services, Inc (Class A) 89,648
7 Kforce, Inc 414
6,255 * Liquidity Services, Inc 81,753
5,558 TransUnion 382,446
1,943 * TrueBlue, Inc 29,436
2,488 TTEC Holdings, Inc 84,766
393 Verisk Analytics, Inc 76,285
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 18,309,042
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3 .4%
6,440 * 1-800-FLOWERS.COM, Inc (Class A) 59,312
3,875 * Children's Place, Inc 114,855
8,998 Designer Brands, Inc 73,694
127,914 eBay, Inc 5,939,047
33,760 * GameStop Corp (Class A) 651,230
2,315 Hibbett Sports, Inc 125,774
44,851 Home Depot, Inc 13,479,520
11 LKQ Corp 635
41,709 Lowe's Companies, Inc 8,668,381
20,066 Macy's, Inc 327,878
5,077 Pool Corp 1,783,652
55,475 TJX Companies, Inc 4,372,540
19,030 Williams-Sonoma, Inc 2,303,391
104 Winmark Corp 34,728
4,787 * Zumiez, Inc 83,701
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 38,018,338
CONSUMER DURABLES & APPAREL - 0 .6%
29,397 *,e Allbirds, Inc 36,746
5,721 DR Horton, Inc 628,280
16,985 * GoPro, Inc 72,696
5 Hasbro, Inc 296
6,636 * iRobot Corp 260,994
1,631 Johnson Outdoors, Inc 94,598
13,112 * Latham Group, Inc 31,600
2,929 * Lovesac Co 77,004
15,060 * Lululemon Athletica, Inc 5,721,746
9,623 * Sonos, Inc 203,430
TOTAL CONSUMER DURABLES & APPAREL 7,127,390

75
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES - 2 .6%
3,107 * Booking Holdings, Inc $ 8,346,365
12,782 * Brinker International, Inc 510,257
4,301 Carriage Services, Inc 123,482
12,260 * Dave & Buster's Entertainment, Inc 434,740
6,086 * European Wax Center, Inc 114,660
128 * frontdoor, Inc 3,502
44,031 Hilton Worldwide Holdings, Inc 6,341,345
28,670 * Rover Group, Inc 129,875
5,037 * Shake Shack, Inc 276,078
4,968 * Six Flags Entertainment Corp 120,573
79,826 Starbucks Corp 9,123,313
2,511 Vail Resorts, Inc 603,946
23,779 Yum! Brands, Inc 3,342,852
TOTAL CONSUMER SERVICES 29,470,988
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .7%
36,632 * BJ's Wholesale Club Holdings, Inc 2,797,586
66,862 Kroger Co 3,251,499
40,550 * Performance Food Group Co 2,542,079
397 Pricesmart, Inc 29,251
5,542 SpartanNash Co 135,890
28,639 * Sprouts Farmers Market, Inc 992,628
43,725 Target Corp 6,897,619
10,982 * United Natural Foods, Inc 299,479
60,461 * US Foods Holding Corp 2,321,702
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 19,267,733
ENERGY - 3 .1%
38,102 Archrock, Inc 392,070
204,379 Baker Hughes Co 5,976,042
17,952 Cactus, Inc 726,697
60,854 ChampionX Corp 1,647,926
41,452 Cheniere Energy, Inc 6,342,156
48,397 * Clean Energy Fuels Corp 206,655
20,124 Delek US Holdings, Inc 437,697
4,198 * DMC Global, Inc 79,510
10,205 * Dril-Quip, Inc 278,392
29,690 DT Midstream, Inc 1,462,826
9,421 Enviva, Inc 202,552
5,676 Excelerate Energy, Inc 122,034
23,720 * Frank's International NV 471,791
15,053 * Green Plains Inc 514,361
180,093 Halliburton Co 5,898,046
119,912 NOV, Inc 2,008,526
29,233 * Oceaneering International, Inc 518,301
94,637 ONEOK, Inc 6,190,206
20,180 * Weatherford International Ltd 1,304,233
17,818 World Fuel Services Corp 421,218
TOTAL ENERGY 35,201,239
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3 .1%
38,846 American Tower Corp 7,939,734
5,091 Boston Properties, Inc 271,656
11,949 City Office REIT, Inc 69,543
40,039 Crown Castle International Corp 4,928,400
24,207 DiamondRock Hospitality Co 196,319
11,972 Empire State Realty Trust, Inc 73,149
10,105 Equinix, Inc 7,316,828
42,135 Hudson Pacific Properties 234,271
6,811 Iron Mountain, Inc 376,240
4,036 iStar, Inc 111,878

Social Choice Low Carbon Equity Fund April 30, 2023
76
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
33,468 Park Hotels & Resorts, Inc $ 403,289
3,043 PotlatchDeltic Corp 140,678
69,047 d Prologis, Inc 8,648,137
17,766 Sunstone Hotel Investors, Inc 169,310
3,285 Ventas, Inc 157,844
40,242 Welltower, Inc 3,187,971
13,732 Xenia Hotels & Resorts, Inc 173,847
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 34,399,094
FINANCIAL SERVICES - 8 .7%
53,145 Ally Financial, Inc 1,401,965
48,490 American Express Co 7,823,377
2,628 Ameriprise Financial, Inc 801,855
54,996 Bank of New York Mellon Corp 2,342,280
11,487 BlackRock, Inc 7,710,074
91,962 Charles Schwab Corp 4,804,095
28,027 Discover Financial Services 2,899,954
129 Federal Agricultural Mortgage Corp (FAMC) 17,194
103,327 Fidelity National Information Services, Inc 6,067,361
23,668 Goldman Sachs Group, Inc 8,128,538
66,227 Intercontinental Exchange Group, Inc 7,214,107
38,036 Mastercard, Inc (Class A) 14,454,821
15,728 Moody's Corp 4,924,751
91,677 Morgan Stanley 8,248,180
32,118 * Open Lending Corp 225,790
101,761 * PayPal Holdings, Inc 7,733,836
23,921 S&P Global, Inc 8,673,276
19,202 State Street Corp 1,387,537
1,079 T Rowe Price Group, Inc 121,204
13,008 * WEX, Inc 2,306,969
TOTAL FINANCIAL SERVICES 97,287,164
FOOD, BEVERAGE & TOBACCO - 4 .4%
70,973 Archer-Daniels-Midland Co 5,541,572
28,474 * Benson Hill, Inc 30,183
18,698 *,e Beyond Meat, Inc 253,171
17,950 Bunge Ltd 1,680,120
192,219 Coca-Cola Co 12,330,849
46,341 * Darling International, Inc 2,760,533
76,568 General Mills, Inc 6,786,222
87 * Hain Celestial Group, Inc 1,560
38,355 Hormel Foods Corp 1,551,076
6,455 Kellogg Co 450,365
127,363 Keurig Dr Pepper, Inc 4,164,770
11,256 McCormick & Co, Inc 988,840
66,838 PepsiCo, Inc 12,758,706
3,305 * Vital Farms, Inc 42,568
TOTAL FOOD, BEVERAGE & TOBACCO 49,340,535
HEALTH CARE EQUIPMENT & SERVICES - 5 .8%
126 * Acadia Healthcare Co, Inc 9,109
43 * AMN Healthcare Services, Inc 3,713
11,386 * Angiodynamics, Inc 94,732
6,744 * AxoGen, Inc 60,831
28,701 * Cerus Corp 66,299
24,086 Cigna Corp 6,100,743
2,905 * Computer Programs & Systems, Inc 75,181
8,877 * CryoLife, Inc 123,124
47,352 * Dexcom, Inc 5,745,692
79,745 * Edwards Lifesciences Corp 7,015,965
16,292 Elevance Health, Inc 7,635,246

77
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
295 Encompass Health Corp $ 18,924
14,996 * Enhabit, Inc 183,701
9,467 * Envista Holdings Corp 364,385
6,370 * Fulgent Genetics, Inc 188,361
24,807 HCA Healthcare, Inc 7,127,795
16,334 * Health Catalyst, Inc 205,808
2,939 * Heska Corp 344,333
6,341 * Hologic, Inc 545,389
11,236 * IDEXX Laboratories, Inc 5,529,910
7,000 * Inogen, Inc 93,170
1,649 * Insulet Corp 524,448
90 * Integer Holding Corp 7,412
62 * LivaNova plc 2,970
7,558 * NextGen Healthcare, Inc 126,521
13,518 * Omnicell, Inc 821,489
122,939 *,e Opko Health, Inc 180,720
17,854 * OraSure Technologies, Inc 121,407
5,698 * Orthofix Medical Inc 107,293
7,973 * Outset Medical, Inc 143,434
69 * Penumbra, Inc 19,604
586 * RadNet, Inc 16,209
12,615 Resmed, Inc 3,039,710
5,277 * Shockwave Medical Inc 1,531,174
5,649 * SI-BONE, Inc 124,843
2,949 * Staar Surgical Co 207,816
2,267 * SurModics, Inc 52,232
49,184 * Teladoc, Inc 1,304,852
30,941 UnitedHealth Group, Inc 15,225,757
6,424 * Varex Imaging Corp 113,962
TOTAL HEALTH CARE EQUIPMENT & SERVICES 65,204,264
HOUSEHOLD & PERSONAL PRODUCTS - 2 .0%
80,172 Colgate-Palmolive Co 6,397,725
1,875 Kimberly-Clark Corp 271,669
100,040 Procter & Gamble Co 15,644,255
19,788 *,e Veru, Inc 25,131
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 22,338,780
INSURANCE - 3 .1%
5,460 Allstate Corp 632,050
35,074 Chubb Ltd 7,069,515
44,455 Marsh & McLennan Cos, Inc 8,010,347
8,968 ProAssurance Corp 161,065
53,292 Progressive Corp 7,269,029
57,650 Prudential Financial, Inc 5,015,550
34,479 Travelers Cos, Inc 6,245,526
300 Willis Towers Watson plc 69,480
TOTAL INSURANCE 34,472,562
MATERIALS - 3 .4%
17,080 * Arconic Corp 422,730
86,588 Ball Corp 4,604,750
4,887 * Clearwater Paper Corp 176,421
34,438 * Coeur Mining, Inc 117,089
16,584 Commercial Metals Co 774,307
81 Compass Minerals International, Inc 2,651
38,703 Ecolab, Inc 6,495,912
44,407 Graphic Packaging Holding Co 1,095,077
3,225 Hawkins, Inc 130,097
34 Innospec, Inc 3,455
6,388 International Flavors & Fragrances, Inc 619,380

Social Choice Low Carbon Equity Fund April 30, 2023
78
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
3,928 Koppers Holdings, Inc $ 128,878
27,550 Linde plc 10,178,348
65,639 Mosaic Co 2,812,631
3,959 Myers Industries, Inc 75,023
122,312 Newmont Goldcorp Corp 5,797,589
6,517 PPG Industries, Inc 914,074
2,888 Schnitzer Steel Industries, Inc (Class A) 83,434
23,934 Steel Dynamics, Inc 2,487,939
10,324 Trinseo plc 187,071
29,586 Valvoline, Inc 1,022,196
TOTAL MATERIALS 38,129,052
MEDIA & ENTERTAINMENT - 4 .5%
8,442 * Charter Communications, Inc 3,112,565
256,863 Comcast Corp (Class A) 10,626,422
38,397 Electronic Arts, Inc 4,887,170
36,702 * iHeartMedia, Inc 127,356
7,502 * MediaAlpha, Inc 55,515
27,195 * Netflix, Inc 8,972,446
180,048 * Pinterest, Inc 4,141,104
20,091 * Roku, Inc 1,129,315
13,672 * Take-Two Interactive Software, Inc 1,699,293
29,331 * TripAdvisor, Inc 520,039
40,872 * Vimeo, Inc 134,469
104,368 * Walt Disney Co 10,697,720
69,536 * Warner Bros Discovery, Inc 946,385
20,235 * Yelp, Inc 605,431
22,813 * ZipRecruiter, Inc 386,452
81,361 * ZoomInfo Technologies, Inc 1,782,620
TOTAL MEDIA & ENTERTAINMENT 49,824,302
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .2%
33,949 * Adaptive Biotechnologies Corp 242,396
22,005 Agilent Technologies, Inc 2,980,137
24,261 *,e Allogene Therapeutics, Inc 131,737
34,033 Amgen, Inc 8,159,071
15,421 * Atara Biotherapeutics, Inc 41,791
23,235 * Atea Pharmaceuticals, Inc 75,978
11,247 * Biogen, Inc 3,421,675
129,807 Bristol-Myers Squibb Co 8,667,213
9,328 * Caribou Biosciences, Inc 40,110
6,343 * Cassava Sciences, Inc 147,285
29,975 * Catalent, Inc 1,502,347
38,542 Danaher Corp 9,130,985
1,725 * Eagle Pharmaceuticals, Inc 48,438
37,413 Eli Lilly & Co 14,810,310
10,787 * Erasca, Inc 29,772
95,446 Gilead Sciences, Inc 7,846,616
11,521 * Illumina, Inc 2,368,257
75,272 * Inovio Pharmaceuticals, Inc 58,148
25,872 * Intellia Therapeutics, Inc 976,668
3,226 * IQVIA Holdings, Inc 607,230
8,754 * Kezar Life Sciences, Inc 21,272
116,357 Merck & Co, Inc 13,435,743
7,717 * Nurix Therapeutics, Inc 74,315
35,444 * Nuvation Bio, Inc 57,065
9,088 * Regeneron Pharmaceuticals, Inc 7,286,668
27,104 *,e Sana Biotechnology, Inc 143,380
7,756 * Tango Therapeutics, Inc 26,370
3,424 West Pharmaceutical Services, Inc 1,236,886

79
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
44,426 Zoetis, Inc $ 7,809,202
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 91,377,065
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .3%
41,029 * CBRE Group, Inc 3,145,284
2,503 * Howard Hughes Corp 193,657
32,684 * Realogy Holdings Corp 208,197
4,386 * Tejon Ranch Co 75,790
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 3,622,928
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6 .0%
65,022 Applied Materials, Inc 7,349,437
5,538 * Cirrus Logic, Inc 475,105
287,767 Intel Corp 8,938,043
13,468 Lam Research Corp 7,058,309
138,322 Marvell Technology, Inc 5,460,952
84,240 NVIDIA Corp 23,375,758
75,672 * ON Semiconductor Corp 5,445,357
1,540 * Silicon Laboratories, Inc 214,522
53,358 Texas Instruments, Inc 8,921,458
1,125 Universal Display Corp 150,142
4,925 * Wolfspeed, Inc 229,259
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 67,618,342
SOFTWARE & SERVICES - 14 .9%
36,416 Accenture plc 10,207,041
26,265 * Adobe, Inc 9,916,613
46,954 * Akamai Technologies, Inc 3,848,819
7,964 * Ansys, Inc 2,500,059
24,328 * Autodesk, Inc 4,738,851
32,262 * Cadence Design Systems, Inc 6,757,276
68,918 * DXC Technology Co 1,643,694
330 * Elastic NV 18,893
65,874 International Business Machines Corp 8,327,132
19,413 Intuit, Inc 8,618,401
223,083 Microsoft Corp 68,544,483
26,096 * RingCentral, Inc 719,206
2,252 Roper Technologies, Inc 1,024,165
53,585 * Salesforce, Inc 10,629,656
16,419 * ServiceNow, Inc 7,543,217
39,673 * SVMK, Inc 372,530
17,767 * Synopsys, Inc 6,597,242
27,846 * VeriSign, Inc 6,176,243
28,824 * VMware, Inc (Class A) 3,603,865
26,094 * Workday, Inc 4,857,137
TOTAL SOFTWARE & SERVICES 166,644,523
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .4%
28,112 Avnet, Inc 1,159,901
8,954 Badger Meter, Inc 1,184,883
10,055 Benchmark Electronics, Inc 214,674
44,657 * Ciena Corp 2,056,008
216,115 Cisco Systems, Inc 10,211,434
9,052 CTS Corp 354,929
8,113 * ePlus, Inc 353,240
11,300 * Fabrinet 1,072,935
5,222 * FARO Technologies, Inc 121,934
386,446 Hewlett Packard Enterprise Co 5,533,907
211,651 HP, Inc 6,288,151
9,609 * Insight Enterprises, Inc 1,162,208
37,364 * Keysight Technologies, Inc 5,404,329

Social Choice Low Carbon Equity Fund April 30, 2023
80
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
5,371 * Kimball Electronics, Inc $ 108,118
25,579 * Knowles Corp 431,773
5,528 Littelfuse, Inc 1,339,103
172 * Lumentum Holdings, Inc 8,299
600 Methode Electronics, Inc 24,594
47,269 *,e Microvision, Inc 94,538
30,085 * Mirion Technologies, Inc 243,688
4,121 Motorola Solutions, Inc 1,200,859
39,633 National Instruments Corp 2,307,829
8,531 * Netgear, Inc 120,543
2,868 * Novanta, Inc 438,345
4,734 * OSI Systems, Inc 534,753
7,569 *,e PAR Technology Corp 231,536
7,905 * Plexus Corp 691,450
21,532 * Ribbon Communications, Inc 55,122
5,484 * Rogers Corp 882,650
74,626 * Trimble Inc 3,514,885
30,181 * TTM Technologies, Inc 356,438
2,890 * Vishay Precision Group, Inc 108,491
48,593 Vontier Corp 1,318,328
34,198 Xerox Holdings Corp 535,883
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 49,665,758
TELECOMMUNICATION SERVICES - 0 .9%
6,905 * Bandwidth Inc 84,034
21,856 * Consolidated Communications Holdings, Inc 84,582
243,313 Verizon Communications, Inc 9,447,844
TOTAL TELECOMMUNICATION SERVICES 9,616,460
TRANSPORTATION - 2 .3%
4,518 CH Robinson Worldwide, Inc 455,731
228,974 CSX Corp 7,015,763
27,646 Expeditors International of Washington, Inc 3,147,221
10,134 * GXO Logistics, Inc 538,419
18,182 Old Dominion Freight Line 5,825,331
1,512 Ryder System, Inc 119,690
47,614 United Parcel Service, Inc (Class B) 8,561,473
TOTAL TRANSPORTATION 25,663,628
UTILITIES - 1 .7%
64,145 Consolidated Edison, Inc 6,316,358
68,280 Essential Utilities Inc 2,915,556
78,228 Eversource Energy 6,071,275
7,098 ONE Gas, Inc 546,191
28,346 *,e Sunnova Energy International, Inc 509,094
64,444 UGI Corp 2,183,363
TOTAL UTILITIES 18,541,837
TOTAL COMMON STOCKS 1,108,907,658
(Cost $1,010,120,285)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.0%
REPURCHASE AGREEMENT - 0 .9%
$ 10,245,000 r Fixed Income Clearing Corp (FICC) 4 .800% 05/01/23 10,245,000
TOTAL REPURCHASE AGREEMENT 10,245,000

81
See Notes to Financial Statements
SHARES COMPANY RATE
EXP
VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .1%
1,051,373 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .840% $ 1,051,373
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 1,051,373
TOTAL SHORT-TERM INVESTMENTS 11,296,373
(Cost $11,296,373)
TOTAL INVESTMENTS - 100.0% 1,120,204,031
(Cost $1,021,416,658)
OTHER ASSETS & LIABILITIES, NET - 0.0% 268,154
NET ASSETS - 100.0% $ 1,120,472,185
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,859,793.
r Agreement with Fixed Income Clearing Corp (FICC), 4.800% dated 4/28/23 to be repurchased at $10,245,000 on 5/1/23, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 3/31/25, valued at $10,449,926.
Futures contracts outstanding as of April 30, 2023 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 53 06/16/23  $ 10,843,067 $ 11,099,525 $ 256,458

Emerging Markets Equity Fund April 30, 2023
Portfolio of Investments
(Unaudited)
82
See Notes to Financial Statements
SHARES COMPANY VALUE
COMMON STOCKS - 90.8%
AUSTRALIA - 1 .0%
2,695,503 Glencore Xstrata plc $ 15,910,569
TOTAL AUSTRALIA 15,910,569
BRAZIL - 13 .9%
6,892,655 a Arcos Dorados Holdings, Inc 54,727,681
5,829,700 Banco Bradesco S.A. (Preference) 16,187,767
7,514,600 * Cia Brasileira de Distribuicao 22,598,941
5,668,500 Cosan SA Industria e Comercio 17,024,365
4,925,300 * Embraer S.A. 19,176,656
18,485 * MercadoLibre, Inc 23,614,403
2,414,519 * Pagseguro Digital Ltd 23,758,867
5,982,469 Sendas Distribuidora S.A. 14,740,877
5,877,900 Ultrapar Participacoes S.A. 17,016,896
5,368,400 Vibra Energia S.A. 14,207,242
TOTAL BRAZIL 223,053,695
CANADA - 1 .3%
1,136,250 Pan American Silver Corp 20,236,613
TOTAL CANADA 20,236,613
CHINA - 23 .3%
9,044,908 * Alibaba Group Holding Ltd 95,637,443
3,257,858 * Baidu, Inc 49,036,952
905,373 *,e Baozun, Inc (ADR) 4,191,877
17,708,000 CSPC Pharmaceutical Group Ltd 18,031,992
8,047,539 Foxconn Industrial Internet Co Ltd 18,747,666
3,780,527 *,e HUYA, Inc (ADR) 12,286,713
269,361 * iClick Interactive Asia Group Ltd (ADR) 818,857
521,850 JD.com, Inc 9,313,896
2,762,371 Ping An Insurance Group Co of China Ltd (Class A) 20,712,975
712,000 Silergy Corp 11,238,442
2,387,976 Tencent Holdings Ltd 106,064,608
1,708,251 * Vipshop Holdings Ltd (ADR) 26,819,541
TOTAL CHINA 372,900,962
COLOMBIA - 0 .7%
425,591 BanColombia S.A. (ADR) 10,426,980
TOTAL COLOMBIA 10,426,980
HONG KONG - 1 .5%
1,812,362 * Melco Crown Entertainment Ltd (ADR) 24,720,618
22,290 *,† Mongolian Metals Corporation 0
TOTAL HONG KONG 24,720,618
INDIA - 14 .0%
22,956,912 Edelweiss Capital Ltd 18,540,356
320,684 HDFC Bank Ltd (ADR) 22,383,743
1,021,659 Housing Development Finance Corp 34,809,810
1,994,731 Mahindra & Mahindra Ltd 30,012,036
2,400,529 Piramal Healthcare Ltd 21,691,351
9,928,597 * Piramal Pharma Ltd 8,578,860
2,678,512 Reliance Industries Ltd 79,544,161
208,527 Tata Consultancy Services Ltd 8,244,463
TOTAL INDIA 223,804,780
INDONESIA - 2 .9%
54,229,500 Astra International Tbk PT 25,014,380

83
See Notes to Financial Statements
SHARES COMPANY VALUE
INDONESIA—continued
62,597,400 PT Bank Mandiri Persero Tbk $ 22,128,166
TOTAL INDONESIA 47,142,546
JAPAN - 0 .1%
202,600 Panasonic Corp 1,908,244
TOTAL JAPAN 1,908,244
KOREA, REPUBLIC OF - 6 .5%
351,685 Hynix Semiconductor, Inc 23,662,592
1,626,754 Samsung Electronics Co Ltd 80,042,943
TOTAL KOREA, REPUBLIC OF 103,705,535
MACAU - 1 .6%
23,702,500 * Wynn Macau Ltd 25,643,495
TOTAL MACAU 25,643,495
MEXICO - 7 .1%
700,215 Fomento Economico Mexicano SAB de C.V. (ADR) 67,934,859
3,363,200 Grupo Financiero Banorte S.A. de C.V. 29,083,698
3,207,638 Grupo Televisa SAB (ADR) 16,230,648
TOTAL MEXICO 113,249,205
PERU - 1 .2%
137,268 Credicorp Ltd 18,597,069
TOTAL PERU 18,597,069
SAUDI ARABIA - 2 .6%
1,129,934 Al Rajhi Bank 23,321,777
1,882,786 g Saudi Arabian Oil Co 18,148,284
TOTAL SAUDI ARABIA 41,470,061
SINGAPORE - 3 .1%
646,307 * Sea Ltd (ADR) 49,229,204
TOTAL SINGAPORE 49,229,204
TAIWAN - 9 .3%
1,176,000 Delta Electronics, Inc 11,520,060
997,000 MediaTek, Inc 21,678,608
7,092,400 Taiwan Semiconductor Manufacturing Co Ltd 116,142,260
TOTAL TAIWAN 149,340,928
THAILAND - 0 .7%
2,672,000 PTT Exploration & Production PCL (ADR) 11,626,007
TOTAL THAILAND 11,626,007
TOTAL COMMON STOCKS 1,452,966,511
(Cost $1,476,282,014)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 7.5%
GOVERNMENT AGENCY DEBT - 2 .8%
$ 10,000,000 Federal Home Loan Bank (FHLB) 0 .000% 06/09/23 9,948,721
5,000,000 FHLB 0 .000 06/12/23 4,972,394
8,000,000 FHLB 0 .000 07/24/23 7,910,497
5,000,000 FHLB 0 .000 07/26/23 4,942,736
6,250,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .000 07/17/23 6,185,872
10,000,000 Tennessee Valley Authority (TVA) 0 .000 05/03/23 9,997,475
TOTAL GOVERNMENT AGENCY DEBT 43,957,695

Emerging Markets Equity Fund April 30, 2023
84
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
Portfolio of Investments
(Unaudited) (continued)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
REPURCHASE AGREEMENT - 4 .7%
$ 75,680,000 r Fixed Income Clearing Corp (FICC) 4 .800% 05/01/23 $ 75,680,000
TOTAL REPURCHASE AGREEMENT 75,680,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .0%
743,276 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .840 743,276
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 743,276
TOTAL SHORT-TERM INVESTMENTS 120,380,971
(Cost $120,372,802)
TOTAL INVESTMENTS - 98.3% 1,573,347,482
(Cost $1,596,654,816)
OTHER ASSETS & LIABILITIES, NET - 1.7% 26,824,529
NET ASSETS - 100.0% $ 1,600,172,011
ADR American Depositary Receipt
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
a
Affiliated holding
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $813,408.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 4.800% dated 4/28/23 to be repurchased at $75,680,000 on 5/1/23, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 4/15/25, valued at $77,193,608.

Portfolio of Investments
(Unaudited)
International Equity Fund April 30, 2023
85
See Notes to Financial Statements
SHARES COMPANY VALUE
COMMON STOCKS - 98.7%
AUSTRALIA - 6 .2%
4,511,473 BHP Billiton Ltd $ 133,889,121
1,664,321 Commonwealth Bank of Australia 110,138,263
22,373,914 Glencore Xstrata plc 132,065,037
2,019,710 Woodside Energy Group Ltd 45,827,873
TOTAL AUSTRALIA 421,920,294
BRAZIL - 1 .2%
13,232,698 Banco Bradesco S.A. (Preference) 36,744,229
9,079,600 Itau Unibanco Holding S.A. 47,183,775
TOTAL BRAZIL 83,928,004
CHINA - 0 .6%
464,864 * Alibaba Group Holding Ltd (ADR) 39,369,332
TOTAL CHINA 39,369,332
DENMARK - 5 .1%
575,857 DSV AS 108,377,604
1,406,609 Novo Nordisk AS 233,995,525
TOTAL DENMARK 342,373,129
FINLAND - 1 .3%
7,780,459 Nordea Bank Abp 86,254,366
TOTAL FINLAND 86,254,366
FRANCE - 14 .1%
1,240,894 Airbus SE 173,768,196
756,313 BNP Paribas S.A. 48,867,966
1,829,125 Compagnie de Saint-Gobain 105,896,649
649,492 Essilor International S.A. 128,586,446
188,556 Kering 120,744,984
116,593 LVMH Moet Hennessy Louis Vuitton S.A. 112,148,609
2,164,124 Total S.A. 138,287,331
765,559 Vinci S.A. 94,692,922
2,358,137 Vivendi Universal S.A. 25,902,840
TOTAL FRANCE 948,895,943
GERMANY - 8 .3%
2,546,505 Bayer AG. 168,059,865
1,502,838 Deutsche Post AG. 72,285,873
175,915 * Dr ING hc F Porsche AG. 22,027,886
887,043 HeidelbergCement AG. 67,186,039
1,959,131 * RWE AG. 91,856,284
857,166 Siemens AG. 141,288,649
TOTAL GERMANY 562,704,596
HONG KONG - 0 .5%
832,424 Hong Kong Exchanges and Clearing Ltd 34,559,664
TOTAL HONG KONG 34,559,664
IRELAND - 1 .8%
2,501,306 CRH plc 120,697,982
TOTAL IRELAND 120,697,982
ITALY - 2 .5%
7,791,517 Enel S.p.A. 53,232,536
1,548,206 Moncler S.p.A 114,847,729
TOTAL ITALY 168,080,265

International Equity Fund April 30, 2023
86
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
JAPAN - 20 .4%
5,309,500 Daiichi Sankyo Co Ltd $ 182,193,395
461,316 Daikin Industries Ltd 83,789,319
3,205,379 * Hitachi Ltd 177,304,303
168,300 Keyence Corp 75,895,907
8,964,000 Mitsubishi UFJ Financial Group, Inc 56,110,453
2,245,880 Nintendo Co Ltd 94,949,898
3,397,800 ORIX Corp 57,805,146
2,509,300 Recruit Holdings Co Ltd 70,394,860
2,575,900 SBI Holdings, Inc 50,309,281
1,174,700 Shiseido Co Ltd 58,882,758
2,098,659 Sony Corp 189,873,445
3,119,200 Sumitomo Mitsui Financial Group, Inc 127,493,000
10,752,845 * Toyota Motor Corp 147,636,818
TOTAL JAPAN 1,372,638,583
KOREA, REPUBLIC OF - 0 .8%
94,252 LG Chem Ltd 52,355,406
TOTAL KOREA, REPUBLIC OF 52,355,406
MEXICO - 0 .5%
344,618 Fomento Economico Mexicano SAB de C.V. (ADR) 33,434,838
TOTAL MEXICO 33,434,838
NETHERLANDS - 11 .3%
217,379 ASML Holding NV 137,951,405
1,135,441 e Heineken NV 130,377,216
8,327,170 ING Groep NV 103,275,955
22,910,321 Koninklijke KPN NV 83,551,306
8,397,198 Shell plc 258,030,400
2,244,812 Universal Music Group NV 49,043,350
TOTAL NETHERLANDS 762,229,632
NORWAY - 1 .4%
3,274,071 Equinor ASA 94,263,818
TOTAL NORWAY 94,263,818
SPAIN - 1 .6%
14,787,595 Banco Bilbao Vizcaya Argentaria S.A. 108,259,740
TOTAL SPAIN 108,259,740
SWITZERLAND - 5 .3%
141,171 Lonza Group AG. 88,039,893
1,703,855 Novartis AG. 174,293,922
199,041 Zurich Insurance Group AG 96,525,370
TOTAL SWITZERLAND 358,859,185
TAIWAN - 1 .1%
863,350 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 72,780,405
TOTAL TAIWAN 72,780,405
UNITED KINGDOM - 9 .7%
1,631,850 Ashtead Group plc 94,086,138
1,855,640 AstraZeneca plc 273,081,427
8,798,021 BP plc 59,025,874
966,381 Diageo plc 44,082,521
1,446,325 Reckitt Benckiser Group plc 116,877,193
1,160,686 Unilever plc 64,629,469
TOTAL UNITED KINGDOM 651,782,622
UNITED STATES - 5 .0%
24,547,438 Haleon plc 107,927,678

87
See Notes to Financial Statements
SHARES COMPANY VALUE
UNITED STATES—continued
423,877 Linde plc $ 155,744,577
559,445 Nestle S.A. 71,770,953
TOTAL UNITED STATES 335,443,208
TOTAL COMMON STOCKS 6,650,831,012
(Cost $5,409,422,464)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.4%
GOVERNMENT AGENCY DEBT - 0 .2%
$ 6,000,000 Federal Home Loan Bank (FHLB) 0 .000% 06/09/23 5,969,233
5,000,000 FHLB 0 .000 06/12/23 4,972,394
TOTAL GOVERNMENT AGENCY DEBT 10,941,627
REPURCHASE AGREEMENT - 0 .0%
565,000 r Fixed Income Clearing Corp (FICC) 4 .760 05/01/23 565,000
TOTAL REPURCHASE AGREEMENT 565,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .2%
84,157,300 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .840 84,157,300
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 84,157,300
TOTAL SHORT-TERM INVESTMENTS 95,663,927
(Cost $95,661,477)
TOTAL INVESTMENTS - 100.1% 6,746,494,939
(Cost $5,505,083,941)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (7,367,077)
NET ASSETS - 100.0% $ 6,739,127,862
ADR American Depositary Receipt
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $127,554,567.
r Agreement with Fixed Income Clearing Corp (FICC), 4.760% dated 4/28/23 to be repurchased at $565,000 on 5/1/23, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 3/31/25, valued at $576,389.

International Opportunities Fund April 30, 2023
Portfolio of Investments
(Unaudited)
88
See Notes to Financial Statements
SHARES COMPANY VALUE
COMMON STOCKS - 97.7%
AUSTRALIA - 4 .6%
1,767,689 Australia & New Zealand Banking Group Ltd $ 28,704,143
146,823 * Flutter Entertainment plc 29,423,011
1,157,148 IDP Education Ltd 21,739,071
512,245 Mineral Resources Ltd 25,269,362
4,173,477 *,e PointsBet Holdings Ltd 4,348,518
TOTAL AUSTRALIA 109,484,105
BRAZIL - 5 .4%
4,563,500 Itau Unibanco Holding S.A. 23,715,049
1,761,000 Localiza Rent A Car 20,481,096
28,696,600 * Magazine Luiza S.A. 19,216,216
3,291,727 * NU Holdings Ltd 16,985,311
3,106,800 * Petro Rio S.A. 21,645,074
1,927,500 Vale S.A. 27,978,468
TOTAL BRAZIL 130,021,214
CANADA - 11 .0%
956,734 Alimentation Couche-Tard, Inc 47,750,196
418,013 e Bank of Montreal 37,680,871
1,064,343 Cameco Corp 29,262,853
763,262 Dollarama, Inc 47,276,781
1,152,197 *,e Lightspeed Commerce, Inc 15,146,052
370,591 Nutrien Ltd 25,709,007
669,817 * Shopify, Inc (Class A) 32,451,406
846,253 Suncor Energy, Inc 26,495,961
TOTAL CANADA 261,773,127
CHINA - 4 .5%
1,299,407 JD.com, Inc 23,191,610
1,275,550 *,g Meituan Dianping (Class B) 21,799,722
857,400 Silergy Corp 13,533,484
1,092,900 Tencent Holdings Ltd 48,542,368
TOTAL CHINA 107,067,184
DENMARK - 4 .8%
205,162 Carlsberg AS (Class B) 33,953,638
484,470 Novo Nordisk AS 80,593,692
TOTAL DENMARK 114,547,330
FRANCE - 6 .4%
175,402 Essilor International S.A. 34,726,094
97,529 L'Oreal S.A. 46,610,766
40,562 LVMH Moet Hennessy Louis Vuitton S.A. 39,015,823
162,041 Teleperformance 32,384,791
TOTAL FRANCE 152,737,474
GERMANY - 5 .9%
509,065 Bayer AG. 33,596,398
228,509 Beiersdorf AG. 31,906,564
164,525 Deutsche Boerse AG. 31,376,353
221,008 * Dr ING hc F Porsche AG. 27,674,382
623,726 * HelloFresh SE 16,748,378
TOTAL GERMANY 141,302,075
INDIA - 0 .8%
345,363 g Larsen & Toubro Infotech Ltd 18,771,880
TOTAL INDIA 18,771,880

89
See Notes to Financial Statements
SHARES COMPANY VALUE
INDONESIA - 1 .2%
79,838,500 Bank Rakyat Indonesia $ 27,822,052
TOTAL INDONESIA 27,822,052
IRELAND - 3 .1%
731,447 CRH plc 35,295,232
375,292 Keywords Studios plc 12,766,991
686,571 Smurfit Kappa Group plc 25,436,863
TOTAL IRELAND 73,499,086
ITALY - 5 .7%
734,877 Amplifon S.p.A. 26,977,260
2,418,423 Davide Campari-Milano NV 31,167,350
156,744 Ferrari NV 43,676,456
461,797 Moncler S.p.A 34,256,641
TOTAL ITALY 136,077,707
JAPAN - 10 .3%
730,800 BayCurrent Consulting, Inc 25,402,597
273,900 GMO Payment Gateway, Inc 21,422,209
1,517,500 MonotaRO Co Ltd 22,958,097
443,900 Murata Manufacturing Co Ltd 25,185,188
2,169,500 Nikon Corp 22,426,274
281,400 Paltac Corp 10,796,439
878,500 Recruit Holdings Co Ltd 24,645,074
131,499 * SHIFT, Inc 24,480,148
811,800 SMS Co Ltd 19,077,373
981,700 TechnoPro Holdings, Inc 26,784,383
198,300 Tokyo Electron Ltd 22,706,438
TOTAL JAPAN 245,884,220
NETHERLANDS - 6 .0%
18,806 *,g Adyen NV 30,218,460
100,114 ASML Holding NV 63,533,584
4,078,670 ING Groep NV 50,584,837
TOTAL NETHERLANDS 144,336,881
NORWAY - 2 .1%
976,076 Aker BP ASA 23,333,890
906,566 e Equinor ASA 26,100,953
TOTAL NORWAY 49,434,843
PHILIPPINES - 1 .1%
7,992,434 BDO Unibank, Inc 20,832,633
5,869,880 Robinsons Retail Holdings, Inc 5,773,126
TOTAL PHILIPPINES 26,605,759
PORTUGAL - 1 .4%
1,345,188 Jeronimo Martins SGPS S.A. 33,946,103
TOTAL PORTUGAL 33,946,103
SPAIN - 1 .5%
515,490 * Amadeus IT Holding S.A. 36,231,215
142,139 *,†,e Let's GOWEX S.A. 1,566
TOTAL SPAIN 36,232,781
SWEDEN - 2 .5%
197,224 g Evolution Gaming Group AB 26,350,789
2,347,271 e Hexagon AB 26,875,563
761,446 e Intrum Justitia AB 6,893,149
TOTAL SWEDEN 60,119,501

International Opportunities Fund April 30, 2023
90
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
SWITZERLAND - 3 .2%
7,015 Givaudan S.A. $ 24,538,241
61,740 Lonza Group AG. 38,503,538
413,060 * On Holding AG. 13,403,797
TOTAL SWITZERLAND 76,445,576
TAIWAN - 3 .4%
1,197,540 Dadi Early-Childhood Education Group Ltd 4,299,030
872,000 Eclat Textile Co Ltd 13,886,627
2,507,349 Hota Industrial Manufacturing Co Ltd 5,774,488
2,938,000 Taiwan Semiconductor Manufacturing Co Ltd 48,111,494
97,920 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 8,254,656
TOTAL TAIWAN 80,326,295
UNITED KINGDOM - 7 .7%
781,329 Ashtead Group plc 45,048,398
3,799,007 Beazley plc 28,501,908
668,434 Compass Group plc 17,633,931
5,388,784 *,e Darktrace plc 19,002,696
400,852 Dechra Pharmaceuticals plc 18,816,416
2,133,758 Electrocomponents plc 24,755,959
737,259 Fevertree Drinks plc 12,564,024
8,564,778 Tritax Big Box REIT plc 16,733,481
TOTAL UNITED KINGDOM 183,056,813
UNITED STATES - 5 .1%
173,691 Ferguson plc 24,542,198
89,522 Linde plc 32,892,952
74,846 * Lululemon Athletica, Inc 28,436,241
119,158 Roche Holding AG. 37,313,153
TOTAL UNITED STATES 123,184,544
TOTAL COMMON STOCKS 2,332,676,550
(Cost $1,831,942,480)
REFERENCERATE & SPREAD
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
AUSTRALIA - 0 .0%
211,504 PointsBet Holdings Ltd 07/08/24 0
TOTAL AUSTRALIA 0
BRAZIL - 0 .0%
7,879 Localiza Rent a Car S.A. 27,107
TOTAL BRAZIL 27,107
TOTAL RIGHTS/WARRANTS 27,107
(Cost $0)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 5.1%
GOVERNMENT AGENCY DEBT - 0 .6%
$ 10,000,000 Federal Home Loan Bank (FHLB) 0 .000% 06/09/23 9,948,721
5,000,000 FHLB 0 .000 06/12/23 4,972,394
TOTAL GOVERNMENT AGENCY DEBT 14,921,115

91
See Notes to Financial Statements
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
REPURCHASE AGREEMENT - 1 .5%
$ 34,790,000 r Fixed Income Clearing Corp (FICC) 4 .800% 05/01/23 $ 34,790,000
TOTAL REPURCHASE AGREEMENT 34,790,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3 .0%
72,503,611 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .840 72,503,611
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 72,503,611
TOTAL SHORT-TERM INVESTMENTS 122,214,726
(Cost $122,211,294)
TOTAL INVESTMENTS - 102.8% 2,454,918,383
(Cost $1,954,153,774)
OTHER ASSETS & LIABILITIES, NET - (2.8)% (67,412,227)
NET ASSETS - 100.0% $ 2,387,506,156
ADR American Depositary Receipt
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $87,817,625.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 4.800% dated 4/28/23 to be repurchased at $34,790,000 on 5/1/23, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 4/15/25, valued at $35,485,828.

Quant International Small-Cap Equity Fund April 30, 2023
Portfolio of Investments
(Unaudited)
92
See Notes to Financial Statements
SHARES COMPANY VALUE
COMMON STOCKS - 99.4%
AUSTRALIA - 5 .6%
1,239,163 Abacus Property Group $ 2,194,138
170,814 Altium Ltd 4,354,262
292,832 AUB Group Ltd 5,366,855
4,855,070 Beach Petroleum Ltd 4,778,790
1,856,098 Charter Hall Long Wale REIT 5,372,997
4,010,147 g Coronado Global Resources, Inc 4,421,442
282,091 Growthpoint Properties Australia Ltd 611,475
1,019,577 HomeCo Daily Needs REIT 815,035
4,650,376 *,e ioneer Ltd 949,542
256,816 Iress Market Technology Ltd 1,764,580
102,003 Jumbo Interactive Ltd 887,296
1,440,989 Macquarie CountryWide Trust 3,709,285
205,622 Monadelphous Group Ltd 1,694,962
1,235,509 Nufarm Ltd 4,593,895
1,727,589 Perenti Global Ltd 1,323,881
3,902,986 Perseus Mining Ltd 5,768,193
250,620 Premier Investments Ltd 4,361,619
1,079,011 Region RE Ltd 1,765,758
331,899 SmartGroup Corp Ltd 1,485,606
583,384 Super Retail Group Ltd 5,264,801
517,913 * Telix Pharmaceuticals Ltd 3,505,696
TOTAL AUSTRALIA 64,990,108
AUSTRIA - 0 .7%
126,296 g BAWAG Group AG. 6,159,965
107,705 * Raiffeisen International Bank Holding AG. 1,654,531
TOTAL AUSTRIA 7,814,496
BELGIUM - 0 .8%
315,810 Euronav NV 5,410,082
113,090 Fagron NV 2,102,155
19,408 Melexis NV 1,850,065
TOTAL BELGIUM 9,362,302
BRAZIL - 1 .1%
315,200 Blau Farmaceutica S.A. 1,256,300
983,499 * Cia Brasileira de Distribuicao 2,957,714
5,823,500 * Cogna Educacao 2,381,800
1,276,400 * Enauta Participacoes S.A. 2,955,696
426,100 Jalles Machado S.A. 671,467
1,270,400 Metalurgica Gerdau S.A. 2,969,819
82,900 Randon Participacoes S.A. 137,286
TOTAL BRAZIL 13,330,082
CANADA - 6 .1%
18,599 Aecon Group, Inc 173,930
30,662 AG Growth International Inc 1,341,356
280,549 e Algoma Steel Group, Inc 2,064,489
132,650 Atco Ltd 4,383,320
18,385 Badger Infrastructure Solution 402,886
30,953 Boyd Group Services, Inc 5,162,070
856,522 * Calibre Mining Corp 979,894
4,906 Corby Spirit and Wine Ltd 56,344
196,170 Crescent Point Energy Corp 1,450,805
129,859 Definity Financial Corp 3,522,396
731,761 Enerflex Ltd 4,439,662
283,755 Finning International, Inc 7,353,314
229,802 e Freehold Royalty Trust 2,501,812
80,385 * International Petroleum Corp 784,953

93
See Notes to Financial Statements
SHARES COMPANY VALUE
CANADA—continued
130,980 Killam Apartment Real Estate Investment Trust $ 1,627,039
48,091 Linamar Corp 2,285,906
69,994 * Major Drilling Group International 539,866
331,301 Martinrea International, Inc 3,460,095
7,528 Morguard Corp 573,914
58,625 Sandstorm Gold Ltd 337,077
401,119 Secure Energy Services, Inc 1,868,148
1,779,229 e Tamarack Valley Energy Ltd 4,911,478
344,130 Topaz Energy Corp 4,930,113
205,770 * Torex Gold Resources, Inc 3,376,217
102,842 Tourmaline Oil Corp 4,620,432
519,995 e TransAlta Renewables, Inc 4,855,103
724,022 *,e Well Health Technologies Corp 2,971,224
TOTAL CANADA 70,973,843
CHILE - 0 .2%
15,073,592 Colbun S.A. 2,110,210
469,259 Inversiones Aguas Metropolitanas S.A. 325,618
TOTAL CHILE 2,435,828
CHINA - 2 .3%
953,000 *,g Akeso, Inc 5,234,057
148,500 Asia Cement China Holdings Corp 65,078
3,604,000 China BlueChemical Ltd 952,647
3,641,000 g China New Higher Education Group Ltd 1,266,759
1,282,000 China Oriental Group Co Ltd 206,344
693,000 China Shineway Pharmaceutical Group Ltd 723,938
2,386,749 China XLX Fertiliser Ltd 1,146,583
4,565,760 *,†,e China Zhongwang Holdings Ltd 5,816
7,908,000 Citic Resources Holdings Ltd 474,919
1,436,000 Cofco International Ltd 527,470
1,990,000 CSSC Hong Kong Shipping Co Ltd 343,172
4,220,000 *,†,e Fire Rock Holdings Ltd 225,793
1,348,000 Fu Shou Yuan International Group Ltd 1,093,957
7,184,023 Fushan International Energy Group Ltd 2,441,826
2,081,000 g Greentown Management Holdings Co Ltd 1,990,459
614,000 g Haitong UniTrust International Leasing Co Ltd 69,616
650,000 * Harbin Power Equipment 289,802
1,619,000 *,e HUTCHMED China Ltd 5,001,830
982,500 e Jinke Smart Services Group Co Ltd 1,505,886
482,000 JNBY Design Ltd 530,546
2,944,000 Kinetic Development Group Ltd 244,095
14,571,000 Sihuan Pharmaceutical Holdings 1,492,367
861,000 Sinopec Engineering Group Co Ltd 446,482
1,768,000 Sinopec Kantons Holdings Ltd 654,398
650,000 Tianjin Port Development Holdings Ltd 49,744
TOTAL CHINA 26,983,584
CZECH REPUBLIC - 0 .0%
603 Philip Morris CR 498,698
TOTAL CZECH REPUBLIC 498,698
DENMARK - 1 .9%
328,686 Alm Brand AS 608,060
1,964 D/S Norden 123,411
26,224 ISS AS 548,284
49,000 * Jyske Bank 3,582,580
65,912 Matas A.S. 829,267
128,831 g Netcompany Group A.S. 4,986,027
91,537 * NKT Holding AS 4,810,570
18,129 PER Aarsleff A.S. 780,823

Quant International Small-Cap Equity Fund April 30, 2023
94
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
DENMARK—continued
9,409 Solar Holdings AS (B Shares) $ 769,752
115,180 Sydbank AS 5,138,679
TOTAL DENMARK 22,177,453
EGYPT - 0 .2%
1,176,469 Abou Kir Fertilizers & Chemical Industries 1,925,386
52,118 * Misr Fertilizers Production Co SAE 306,689
TOTAL EGYPT 2,232,075
FINLAND - 0 .5%
97,457 Kemira Oyj 1,709,568
166,259 Kesko Oyj (B Shares) 3,466,141
36,833 Marimekko Oyj 380,868
TOTAL FINLAND 5,556,577
FRANCE - 2 .9%
2,975,818 * Air France-KLM 5,154,609
5,309,306 * CGG S.A. 3,973,232
12,866 Cie des Alpes 204,056
120,365 * Cie Plastic Omnium SA 2,131,014
255,553 Derichebourg 1,580,409
82,749 *,g Elior Participations S.C.A 287,919
162,574 Etablissements Maurel et Prom 620,576
6,937 Inter Parfums S.A. 551,026
52,269 Nexans S.A. 4,497,375
61,625 Rexel S.A. 1,427,457
83,835 Rubis S.C.A 2,477,638
31,260 Sa des Ciments Vicat 911,978
6,764 Sopra Group S.A. 1,464,158
260,857 SPIE S.A. 8,142,139
4,486 Vilmorin & Cie 212,802
TOTAL FRANCE 33,636,388
GABON - 0 .0%
1,709 *,h BW Energy Ltd 4,598
TOTAL GABON 4,598
GEORGIA - 0 .0%
15,025 TBC Bank Group plc 444,687
TOTAL GEORGIA 444,687
GERMANY - 3 .4%
2,443 Amadeus Fire AG 360,085
24,657 Aurubis AG. 2,313,252
66,888 Cancom SE 2,408,439
54,754 * CureVac NV 402,723
13,059 Eckert & Ziegler Strahlen- und Medizintechnik AG. 675,391
22,603 Elmos Semiconductor AG. 1,708,429
58,584 ElringKlinger AG. 658,530
46,947 Gerresheimer AG. 5,115,691
181,057 Hensoldt AG. 6,790,557
4,467 Hornbach Holding AG. & Co KGaA 379,550
106,097 Hugo Boss AG. 7,998,815
254,598 K&S AG. 5,078,170
190,206 Kloeckner & Co AG. 2,111,276
8,115 KWS Saat AG. 526,173
14,170 * Medios AG. 284,363
16,803 *,g Montana Aerospace AG. 304,534
74,338 * PVA TePla AG. 1,591,880
25,434 TAG Tegernsee Immobilien und Beteiligungs AG. 217,789

95
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SHARES COMPANY VALUE
GERMANY—continued
50,365 Wacker Construction Equipment AG. $ 1,228,442
TOTAL GERMANY 40,154,089
GREECE - 0 .8%
83,902 * Aegean Airlines S.A. 720,493
116,275 Hellenic Petroleum S.A. 923,258
262,302 Holding CO ADMIE IPTO S.A. 509,560
154,369 Motor Oil Hellas Corinth Refineries S.A. 3,679,163
1,368,341 * Piraeus Financial Holdings S.A. 3,236,994
28,686 Sarantis S.A. 226,954
TOTAL GREECE 9,296,422
GUERNSEY, C.I. - 0 .0%
185,608 BMO Commercial Property Trust Ltd 192,202
TOTAL GUERNSEY, C.I. 192,202
HONG KONG - 1 .0%
561,200 ASM Pacific Technology 4,412,241
3,124,000
China Grand Pharmaceutical and Healthcare Holdings
Ltd 2,034,195
2,042,000 Digital China Holdings Ltd 848,291
1,021,200 Far East Consortium 257,969
597,000 Hang Lung Group Ltd 1,049,540
755,000 e Nissin Foods Co Ltd 674,475
1,872,000 PCCW Ltd 976,487
447,500 Stella International Holdings Ltd 465,763
149,000 Sun Hung Kai & Co Ltd 54,978
3,442,000 Truly International Holdings 436,187
TOTAL HONG KONG 11,210,126
INDIA - 6 .2%
1,141,709 * Alok Industries Ltd 176,323
392,665 Amara Raja Batteries Ltd 2,892,910
9,259 AstraZeneca Pharma India Ltd 361,138
44,691 Bajaj Electricals Ltd 600,447
365,698 Bharat Dynamics Ltd 4,510,888
5,893 Blue Dart Express Ltd 428,587
48,001 Caplin Point Laboratories Ltd 398,611
998,333 Castrol India Ltd 1,464,920
55,919 g Cochin Shipyard Ltd 344,844
415,417 Coromandel International Ltd 4,796,181
8,121 Cummins India Ltd 156,828
134,077 g Dilip Buildcon Ltd 297,131
25,910 Emami Ltd 118,958
459,353 Finolex Cables Ltd 5,039,104
4,390 Gillette India Ltd 236,986
64,670 GlaxoSmithKline Pharmaceuticals Ltd 982,642
87,794 GMM Pfaudler Ltd 1,592,813
143,666 Godfrey Phillips India Ltd 3,115,752
947,047 Greaves Cotton Ltd 1,550,720
915,294 Gujarat Mineral Development Corp Ltd 1,759,123
423,904 Gujarat Narmada Valley Fertilizers Co Ltd 3,057,361
52,645 Happiest Minds Technologies Ltd 532,570
12,931 Hinduja Global Solutions Ltd 163,817
2,120,267 g Indian Energy Exchange Ltd 4,072,917
124,116 Kaveri Seed Co Ltd 807,773
88,723 * Latent View Analytics Ltd 393,230
8,283 Linde India Ltd 404,579
31,602 Mahanagar Gas Ltd 390,403
7,688 Merck Ltd 437,994
3,602,737 Nagarjuna Construction Co 5,298,504

Quant International Small-Cap Equity Fund April 30, 2023
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See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
INDIA—continued
4,984,985 National Aluminium Co Ltd $ 5,077,839
1,296,731 NBCC India Ltd 625,883
15,261 g Nippon Life India Asset Management Ltd 44,530
62,620 Oracle Financial Services Software Ltd 2,734,586
105,365 Polycab India Ltd 4,141,695
1,333,970 REC Ltd 2,161,501
265,093 Redington India Ltd 548,075
25,035 Route Mobile Ltd 390,582
2,989 SKF India Ltd 152,505
39,738 Sonata Software Ltd 416,482
689,663 Triveni Turbine Ltd 3,091,861
345,078 TVS Motor Co Ltd 4,817,103
12,887 Vinati Organics Ltd 312,440
4,121 VST Industries Ltd 165,584
35,506 Zydus Wellness Ltd 674,948
TOTAL INDIA 71,739,668
INDONESIA - 1 .8%
2,566,300 Bank Pembangunan Daerah Jawa Timur Tbk PT 118,110
863,300 Bumitama Agri Ltd 373,160
3,602,000 First Pacific Co 1,206,181
1,687,300 First Resources Ltd 1,945,259
18,597,900 Golden Agri-Resources Ltd 3,846,289
27,602,537 Industri Jamu Dan Farmasi Sido Muncul Tbk PT 1,486,435
346,400 * Map Aktif Adiperkasa PT 108,619
2,550,800 Matahari Department Store Tbk PT 704,808
1,578,716 Nickel Mines Ltd 1,004,432
822,300 PT Astra Agro Lestari Tbk 433,262
247,473,192 * PT Benakat Petroleum Energy 2,483,897
20,717,500 PT Harum Energy Indonesia Tbk 2,140,852
14,623,700 PT Indika Energy Tbk 2,601,223
8,725,400
PT Perusahaan Perkebunan London Sumatra Indonesia
Tbk 604,182
14,301,600 PT Sawit Sumbermas Sarana Tbk 1,667,058
TOTAL INDONESIA 20,723,767
IRELAND - 0 .1%
41,115 Bank of Ireland Group plc 425,249
561,946 Cairn Homes plc 634,070
128,395 Origin Enterprises plc 559,547
TOTAL IRELAND 1,618,866
ISRAEL - 1 .6%
59,896 Carasso Motors Ltd 267,342
12,991 Danya Cebus Ltd 253,354
9,295 * Fattal Holdings 1998 Ltd 835,137
137,745 First International Bank Of Israel Ltd 5,004,830
73,125 Gazit Globe Ltd 229,556
198,611 Harel Insurance Investments & Finances Ltd 1,782,749
8,441 IDI Insurance Co Ltd 217,924
15,457 Ituran Location and Control Ltd 321,506
25,072 Magic Software Enterprises Ltd 328,096
17,691 Malam-Team Ltd 301,281
234,849 Plus500 Ltd 4,914,190
18,210 Rami Levi Chain Stores Hashikma Marketing Ltd 1,039,840
8,578 * Scope Metals Group Ltd 285,581
491,895 * Shufersal Ltd 2,507,356
TOTAL ISRAEL 18,288,742
ITALY - 2 .9%
88,219 ACEA S.p.A. 1,293,745

97
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SHARES COMPANY VALUE
ITALY—continued
794,717 Banca Popolare di Sondrio SCARL $ 3,610,219
261,414 Banco BPM S.p.A. 1,062,930
1,814,435 BPER Banca 5,096,198
101,822 Credito Emiliano S.p.A. 781,692
3,312,060 d'aAmico International Shipping S.A. 1,474,338
87,071 Danieli & Co S.p.A. (RSP) 1,783,300
23,059 Interpump Group S.p.A. 1,286,916
1,747,513 Iride S.p.A. 3,776,435
341,422 g OVS S.p.A 1,026,409
503,381 Piaggio & C S.p.A. 2,071,289
9,248 Reply S.p.A 1,077,414
22,745 Sesa S.p.A 2,787,603
1,024,891 e Unipol Gruppo Finanziario S.p.A 5,762,329
59,000 Zignago Vetro S.p.A. 1,095,912
TOTAL ITALY 33,986,729
JAPAN - 20 .5%
77,700 Aichi Corp 481,505
100,800 Aida Engineering Ltd 634,977
372,900 Alfresa Holdings Corp 5,399,401
633,900 Amada Co Ltd 5,918,720
82,500 AOKI Holdings, Inc 574,639
124,900 *,e Bengo4.com, Inc 2,404,775
45,000 * Canon Electronics, Inc 612,921
59,400 e Chudenko Corp 974,184
472,200 e Coca-Cola West Japan Co Ltd 5,088,547
20,100 Comture Corp 296,527
87,000 Digital Arts, Inc 3,238,447
59,600 Doutor Nichires Holdings Co Ltd 939,859
29,300 Eiken Chemical Co Ltd 340,666
349,700 Electric Power Development Co 5,591,611
337,500 Fields Corp 4,593,390
289,500 Fuji Machine Manufacturing Co Ltd 4,855,830
859,300 Fujikura Ltd 5,858,807
62,500 Fujimi, Inc 3,237,732
72,500 Fuso Chemical Co Ltd 2,017,510
16,900 Fuyo General Lease Co Ltd 1,236,830
13,100 G-Tekt Corp 143,508
6,000 Hanwa Co Ltd 185,790
146,400 Heiwa Corp 2,890,539
868,000 Hitachi Zosen Corp 5,383,083
564,200 Iino Kaiun Kaisha Ltd 4,245,606
84,500 Inaba Denki Sangyo Co Ltd 1,887,388
836,000 Infomart Corp 1,796,989
210,300 Insource Co Ltd 1,929,641
101,600 Itochu Enex Co Ltd 869,615
333,500 Jafco Co Ltd 4,249,492
156,900 Japan Petroleum Exploration Co 5,220,738
37,200 Justsystems Corp 983,010
56,000 e Kanamoto Co Ltd 938,172
233,300 Kandenko Co Ltd 1,757,854
107,200 Kanto Denka Kogyo Co Ltd 813,265
162,300 Kawasaki Heavy Industries Ltd 3,530,714
32,500 Kentucky Fried Chicken Japan Ltd 691,505
132,400 Kinden Corp 1,805,234
162,700 Kitz Corp 1,112,675
576,900 Kobe Steel Ltd 4,298,389
40,800 Komeri Co Ltd 949,038
16,100 Konoike Transport Co Ltd 189,478
35,400 Lintec Corp 591,995
20,800 Makino Milling Machine Co Ltd 760,799

Quant International Small-Cap Equity Fund April 30, 2023
98
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
JAPAN—continued
36,500 Mandom Corp $ 433,887
12,800 Maruzen Showa Unyu Co Ltd 320,352
10,100 Matsuda Sangyo Co Ltd 167,855
141,100 Matsui Securities Co Ltd 807,445
15,000 Maxvalu Tokai Co Ltd 298,908
52,300 Meidensha Corp 710,499
9,500 Melco Holdings, Inc 234,232
71,400 METAWATER Co Ltd 940,977
112,100 Mimasu Semiconductor Industry Co Ltd 2,166,113
301,700 Miraito Holdings Corp 3,747,516
29,500 Mitsubishi Research Institute, Inc 1,070,342
32,600 e Mitsui Sugar Co Ltd 546,717
31,700 Mitsui-Soko Co Ltd 930,483
75,500 Mizuno Corp 1,884,527
65,600 Morita Holdings Corp 691,337
80,400 e MOS Food Services, Inc 1,847,226
8,300 Nichiden Corp 123,035
52,100 Nihon Unisys Ltd 1,256,109
12,200 e Nippon Carbon Co Ltd 373,856
59,100 Nippon Ceramic Co Ltd 1,182,919
24,100 Nippon Seiki Co Ltd 153,381
152,600 Nippon System Development Co Ltd 2,807,288
44,600 Nishi-Nippon Financial Holdings, Inc 371,557
28,400 Nitta Corp 646,103
40,700 Nittetsu Mining Co Ltd 1,101,082
15,300 Noevir Holdings Co Ltd 624,174
126,400 NOF Corp 5,775,395
277,500 Nomura Co Ltd 1,922,095
67,600 Noritsu Koki Co Ltd 1,111,171
42,400 Oiles Corp 535,827
11,400 Okamoto Industries, Inc 339,501
114,000 Okuma Holdings, Inc 5,062,352
86,600 Osaka Titanium Technologies 1,843,562
89,600 Pacific Metals Co Ltd 1,246,766
218,400 PHC Holdings Corp 2,244,132
416,800 Pola Orbis Holdings, Inc 5,793,578
102,600 Raito Kogyo Co Ltd 1,513,326
679,300 Riso Kyoiku Co Ltd 1,482,822
476,500 Ryohin Keikaku Co Ltd 5,014,369
31,500 Ryoshoku Ltd 813,763
64,700 Sanki Engineering Co Ltd 715,289
165,000 Sankyo Co Ltd 7,279,195
212,600 Seria Co Ltd 3,779,370
123,800 Shibaura Machine Co Ltd 2,882,109
7,600 Shibuya Kogyo Co Ltd 140,573
267,800 Shikoku Electric Power Co, Inc 1,582,268
150,700 Shin-Etsu Polymer Co Ltd 1,482,696
50,700 Shinko Plantech Co Ltd 542,882
159,540 Shinwa Kaiun Kaisha Ltd 4,672,397
141,000 Shoei Co Ltd 2,615,703
674,200 Sky Perfect Jsat Corp 2,628,559
35,300 Star Micronics Co Ltd 459,426
594,900 Sumitomo Dainippon Pharma Co Ltd 3,732,185
23,200 Sumitomo Densetsu Co Ltd 482,540
203,700 Suzuken Co Ltd 5,797,445
60,600 Taisho Pharmaceutical Holdings Co Ltd 2,617,065
212,600 Takara Bio, Inc 2,682,643
43,300 Takasago Thermal Engineering Co Ltd 727,063
185,900 Takeuchi Manufacturing Co Ltd 5,101,770
77,200 Takiron Co Ltd 284,360
4,672 e Tamron Co Ltd 113,987

99
See Notes to Financial Statements
SHARES COMPANY VALUE
JAPAN—continued
47,700 TKC $ 1,289,205
65,000 Toho Pharmaceutical Co Ltd 1,296,814
17,900 Tokai Corp (GIFU) 270,450
5,800 Tokyo Seimitsu Co Ltd 213,974
217,100 Tokyo Steel Manufacturing Co Ltd 2,184,731
39,300 Torii Pharmaceutical Co Ltd 997,740
39,800 Toyo Construction Co Ltd 285,041
30,400 Tri Chemical Laboratories, Inc 491,687
72,100 Tsubakimoto Chain Co 1,785,824
128,500 UBE Industries Ltd 2,038,447
269,100 * Universal Entertainment Corp 5,664,985
47,400 Wakita & Co Ltd 482,503
131,500 Yamato Kogyo Co Ltd 5,166,248
34,500 Yamazen Corp 267,670
88,700 Yellow Hat Ltd 1,260,738
13,200 Yokogawa Bridge Holdings Corp 216,034
192,600 Yonex Co Ltd 2,299,460
20,900 Zuken, Inc 530,637
TOTAL JAPAN 238,719,687
KOREA, REPUBLIC OF - 4 .5%
250,129 * ABLBio, Inc 3,954,419
22,834 Boryung Pharmaceutical Co Ltd 148,531
18,024 Chong Kun Dang Pharmaceutical Corp 1,142,826
122,448 Daewoo International Corp 2,461,803
59,388 Daewoong Co Ltd 664,270
68,814 Daishin Securities Co Ltd 692,450
28,387 Daishin Securities Co Ltd PF 272,814
5,406 Dong-A Pharmaceutical Co Ltd 334,581
8,363 Dong-A ST Co Ltd 342,546
14,835 Handsome Co Ltd 277,252
16,075 Hanwha Corp 326,466
2,082,180 Hanwha Life Insurance Co Ltd 3,868,815
889,903 * Hanwha Securities Co 1,843,130
270,499 Hanwha Systems Co Ltd 2,867,813
191,000 Hyundai Marine & Fire Insurance Co Ltd 5,365,935
5,586 Innocean Worldwide, Inc 167,295
208,050 JB Financial Group Co Ltd 1,301,772
728,757 * Korea Line Corp 1,126,557
28,934 LIG Nex1 Co Ltd 1,696,337
74,641 LS Cable Ltd 5,013,522
28,656 Medy-Tox, Inc 5,073,234
16,799 Nong Shim Co Ltd 4,977,139
18,396 Orion Corp 228,100
67,622 Poongsan Corp 2,149,090
294,673 * SAM KANG M&T Co Ltd 4,334,667
5,777 Sam Kwang Glass Ind Co Ltd 126,836
5,869 * Shinyoung Securities Co Ltd 243,456
14,522 Tokai Carbon Korea Co Ltd 1,086,806
84,353 Tongyang Life Insurance Co Ltd 249,412
TOTAL KOREA, REPUBLIC OF 52,337,874
KUWAIT - 0 .2%
1,037,019 Burgan Bank SAK 733,213
136,838 Humansoft Holding Co KSC 1,743,967
TOTAL KUWAIT 2,477,180
MALAYSIA - 0 .6%
1,732,100 Berjaya Auto BHD 897,019
104,000 Carlsberg Brewery-Malay BHD 493,290
251,900 Guinness Anchor BHD 1,589,164

Quant International Small-Cap Equity Fund April 30, 2023
100
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
MALAYSIA—continued
1,653,300 IGB Real Estate Investment Trust $ 649,356
567,609 g Lotte Chemical Titan Holding BHD 159,321
3,011,600 Malakoff Corp BHD 459,569
484,900 Padini Holdings BHD 440,275
414,200 Sunway Real Estate Investment 149,646
291,300 Ta Ann Holdings BHD 202,163
2,385,900 TSH Resources BHD 552,153
679,100 Unisem M BHD 458,048
182,800 United Plantations BHD 678,661
4,974,300 YTL Corp BHD 737,529
TOTAL MALAYSIA 7,466,194
MALTA - 0 .1%
77,980 Kindred Group plc 959,710
TOTAL MALTA 959,710
MEXICO - 0 .7%
1,614,800 g Banco del Bajio S.A. 5,312,462
43,500 Concentradora Fibra Danhos S.A. de C.V. 57,873
578,600 g Macquarie Mexico Real Estate Management SA de CV 951,273
940,300 *,g Nemak SAB de C.V. 217,561
286,774 * Regional SAB de C.V. 2,100,144
TOTAL MEXICO 8,639,313
NETHERLANDS - 1 .0%
127,674 AMG Advanced Metallurgical Group NV 4,766,668
18,248 Arcadis NV 753,805
448,807 * Fugro NV 6,363,782
TOTAL NETHERLANDS 11,884,255
NEW ZEALAND - 0 .4%
347,102 Contact Energy Ltd 1,683,459
1,084,333 Fletcher Building Ltd 3,023,466
TOTAL NEW ZEALAND 4,706,925
NORWAY - 2 .0%
1,012,956 * Aker Carbon Capture AS. 1,039,267
70,672 Atea ASA 970,849
177,779 BW Offshore Ltd 474,397
21,236 e FLEX LNG Ltd 736,586
1,752,841 *,e Kahoot! AS. 4,575,915
131,066 Kongsberg Gruppen ASA 5,886,930
169,411 * Odfjell Drilling Ltd 395,551
105,893 Sparebanken Nord-Norge 958,720
18,892 Stolt-Nielsen S.A. 544,742
352,697 TGS Nopec Geophysical Co ASA 5,531,124
410,744 *,e Vaccibody AS. 993,999
85,666 Veidekke ASA 985,512
TOTAL NORWAY 23,093,592
PHILIPPINES - 0 .2%
258,040 DMCI Holdings, Inc 45,783
1,152,500 RL Commercial REIT, Inc 120,067
3,186,300 Semirara Mining & Power Corp 1,556,608
TOTAL PHILIPPINES 1,722,458
POLAND - 0 .3%
34,784 Asseco Poland S.A. 705,733
542,500 * Enea S.A. 877,287

101
See Notes to Financial Statements
SHARES COMPANY VALUE
POLAND—continued
183,290 g X-Trade Brokers Dom Maklerski S.A. $ 1,761,510
TOTAL POLAND 3,344,530
PORTUGAL - 0 .0%
87,969 Redes Energeticas Nacionais S.A. 255,462
13,636 Semapa-Sociedade de Investimento e Gestao 206,017
TOTAL PORTUGAL 461,479
QATAR - 0 .0%
215,446 Vodafone Qatar 101,741
TOTAL QATAR 101,741
RUSSIA - 0 .0%
81,310 *,† Sistema PJSFC (GDR) 813
TOTAL RUSSIA 813
SAUDI ARABIA - 0 .9%
124,007 Abdullah Al Othaim Markets Co 4,754,295
201,391 Saudi Airlines Catering Co 5,118,050
TOTAL SAUDI ARABIA 9,872,345
SINGAPORE - 0 .7%
276,635 g BW LPG Ltd 2,235,031
5,439,000 NetLink NBN Trust 3,570,464
1,752,700 Sheng Siong Group Ltd 2,327,784
311,700 * SIA Engineering Co Ltd 522,790
TOTAL SINGAPORE 8,656,069
SOUTH AFRICA - 0 .5%
1,001,100 Coronation Fund Managers Ltd 1,641,273
197,158 Investec Ltd 1,084,275
1,215,734 Pick'n Pay Stores Ltd 2,885,728
287,268 Super Group Ltd 503,307
TOTAL SOUTH AFRICA 6,114,583
SPAIN - 1 .4%
155,058 Applus Services S.A. 1,300,948
573,106 Banco de Sabadell S.A. 597,289
376,976 Ence Energia y Celulosa S.A. 1,476,647
455,669 Faes Farma S.A. (Sigma) 1,606,266
349,791 g Gestamp Automocion S.A. 1,512,446
18,421 Grupo Catalana Occidente S.A. 594,517
56,144 Pharma Mar S.A. 2,330,816
451,073 e Prosegur Cia de Seguridad S.A. 865,366
1,814,877 e,g Unicaja Banco S.A. 1,841,887
36,031 Vidrala S.A. 3,782,452
TOTAL SPAIN 15,908,634
SWEDEN - 4 .2%
160,588 AF AB 3,018,873
572,546 * Alleima AB 2,939,150
47,169 g Ambea AB 179,384
350,288 e Arjo AB 1,553,940
13,377 e Avanza Bank Holding AB 284,626
48,577 Beijer Alma AB 1,104,538
190,219 Betsson AB 2,053,353
128,890 Billerud AB 1,237,890
104,482 BioGaia AB 1,037,174
112,953 Bure Equity AB 2,888,044
16,752 * Camurus AB 381,375
341,895 * Cint Group AB 537,718

Quant International Small-Cap Equity Fund April 30, 2023
102
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
SWEDEN—continued
59,352 e Creades AB $ 492,771
19,389 * Engcon AB 170,397
109,224 e Fagerhult AB 697,624
22,247 Investment AB Oresund 266,682
32,324 INVISIO AB 664,064
61,111 Inwido AB 642,175
2,093,711 Lundin Petroleum AB 2,443,004
75,185 Mekonomen AB 921,956
366,414 g Munters Group AB 3,596,550
17,606 e NCC AB (B Shares) 175,076
63,675 Nyfosa AB 436,357
63,003 Saab AB (Class B) 3,537,572
69,828 * Sdiptech AB 1,613,489
23,888 Sectra AB 377,199
99,806 Ssab Svenskt Stal AB (Series A) 708,808
1,018,094 e Ssab Svenskt Stal AB (Series B) 6,881,380
2,020,620 * Stillfront Group AB 4,305,122
158,824 Vitrolife AB 3,575,875
19,699 * Xvivo Perfusion AB 588,067
TOTAL SWEDEN 49,310,233
SWITZERLAND - 2 .8%
3,125,622 * Aryzta AG. 5,553,498
2,749 Belimo Holding AG. 1,326,746
11,480 Bucher Industries AG. 5,169,968
2,048 Burkhalter Holding AG. 220,078
68,531 DKSH Holding AG. 5,458,552
8,758 Helvetia Holding AG. 1,310,129
7,620 Huber & Suhner AG. 627,653
583 Inficon Holding AG. 634,728
188 LEM Holding S.A. 414,763
62,459 Leonteq A.G. 3,388,782
14,246 *,g Medmix AG. 338,037
513,272 OC Oerlikon Corp AG. 2,873,984
7,664 Orior AG. 715,441
9,370 Swissquote Group Holding S.A. 2,005,860
15,569 Vetropack Holding AG. 806,449
19,173 Zehnder Group AG. 1,566,063
TOTAL SWITZERLAND 32,410,731
TAIWAN - 5 .2%
1,371,000 Alpha Networks, Inc 1,584,815
1,018,000 Asia Vital Components Co Ltd 5,237,933
562,000 Capital Securities Corp 251,086
310,000 Chicony Power Technology Co Ltd 864,086
1,137,000 China Bills Finance Corp 558,968
2,224,000 Chipbond Technology Corp 4,775,555
18,000 ECOVE Environment Corp 174,402
359,000 Faraday Technology Corp 1,931,244
428,000 Feng Hsin Iron & Steel Co 948,014
534,000 FLEXium Interconnect, Inc 1,646,037
333,000 Formosa Advanced Technologies Co Ltd 470,655
703,000 Foxconn Technology Co Ltd 1,236,121
413,000 Getac Technology Corp 792,165
42,000 Global Unichip Corp 1,370,236
58,000 Grape King Industrial Co 345,787
240,000 Hannstar Board Corp 297,370
95,000 Hotai Finance Co Ltd 410,198
253,000 International Games System Co Ltd 4,418,502
57,000 Kung Long Batteries Industrial Co Ltd 267,259
431,000 Lung Yen Life Service Corp 526,231

103
See Notes to Financial Statements
SHARES COMPANY VALUE
TAIWAN—continued
1,220,000 * Medigen Vaccine Biologics Corp $ 2,617,895
1,608,000 Mitac Holdings Corp 1,488,281
281,000 Sercomm Corp 753,477
425,000 Shin Zu Shing Co Ltd 1,211,236
419,000 Shinkong Insurance Co Ltd 701,803
284,000 Simplo Technology Co Ltd 2,850,951
116,000 Sinbon Electronics Co Ltd 1,286,131
4,627,000 Sincere Navigation 3,404,905
2,311,000 Taiwan Fertilizer Co Ltd 4,449,852
705,000 Taiwan Glass Industrial Corp 466,964
128,000 Taiwan Secom Co Ltd 452,269
1,416,000 Taiwan Surface Mounting Technology Co Ltd 4,556,760
142,000 Topco Scientific Co Ltd 863,746
695,000 TTY Biopharm Co Ltd 1,739,796
825,000 Tung Ho Steel Enterprise Corp 1,551,526
1,594,000 Wisdom Marine Lines Co Ltd 3,336,530
124,000 YungShin Global Holding Corp 186,497
TOTAL TAIWAN 60,025,283
THAILAND - 0 .2%
350,700 * Bangkok Aviation Fuel Services PCL 316,353
421,000 Bangkok Life Assurance PCL 345,535
366,100 Mega Lifesciences PCL 439,567
465,100 SPCG PCL 173,150
6,925,500 Thoresen Thai Agencies PCL 1,462,547
822,700 TPI Polene Power PCL 80,029
TOTAL THAILAND 2,817,181
TURKEY - 0 .5%
446,447 * Migros Ticaret AS 4,005,613
1,172,103 Sok Marketler Ticaret AS. 2,003,842
1,378,494 Turkiye Sinai Kalkinma Bankasi AS 279,285
TOTAL TURKEY 6,288,740
UNITED KINGDOM - 9 .1%
82,179 Advanced Medical Solutions Group plc 253,032
83,657 AG. Barr plc 528,834
44,711 Alpha Financial Markets Consulting plc 261,286
114,117 *,g Aston Martin Lagonda Global Holdings plc 347,433
372,768 Britvic plc 4,285,557
352,780 Bytes Technology Group plc 1,843,476
303,009 Central Asia Metals plc 782,558
696,681 Chemring Group plc 2,493,801
19,062 Clarkson plc 742,641
22,520 Computacenter plc 652,876
185,137 Diploma plc 6,273,697
1,120,320 * easyJet plc 7,028,742
45,436 Genus plc 1,536,206
16,003 Grafton Group plc 174,546
96,257 Greggs plc 3,418,655
102,425 Hill & Smith Holdings plc 1,771,911
811,078 Howden Joinery Group plc 6,991,798
84,597 Hunting plc 248,783
230,962 IG Group Holdings plc 2,132,130
597,942 Inchcape plc 6,087,323
1,627,508 Johnson Service Group plc 2,487,171
1,669,437 Just Retirement Group plc 1,852,592
87,469 Keller Group plc 734,310
462,792 * Kier Group plc 446,098
200,216 Morgan Crucible Co plc 774,012
57,141 Morgan Sindall plc 1,218,755

Quant International Small-Cap Equity Fund April 30, 2023
104
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
UNITED KINGDOM—continued
1,296,013 National Express Group plc $ 1,980,703
176,936 Polar Capital Holdings plc 1,087,362
342,271 Polypipe Group plc 1,292,598
1,111,758 QinetiQ plc 5,194,771
821,410 Redrow plc 5,355,251
1,446,211 Rotork plc 5,960,248
11,207 Safestore Holdings plc 139,699
42,005 Smart Metering Systems plc 418,623
348,815 Softcat plc 5,877,105
153,112 Spectris plc 7,251,017
1,187,406 Spirent Communications plc 2,699,720
71,109 TORM plc 2,225,678
1,241,696 Tritax Big Box REIT plc 2,425,970
47,707 Vesuvius plc 243,498
2,274,293 Virgin Money UK plc 4,469,891
82,381 Volex plc 264,525
86,390 WH Smith plc 1,713,639
78,490 Workspace Group plc 470,918
143,562 YouGov plc 1,533,584
TOTAL UNITED KINGDOM 105,973,023
UNITED STATES - 3 .3%
193,441 iShares Core MSCI Emerging Markets ETF 9,397,364
78,447 iShares MSCI Canada Index Fund 2,761,334
407,665 iShares MSCI EAFE Small-Cap ETF 24,802,339
165,216 * MDA Ltd 813,367
21,226 * Titan Cement International S.A. 350,588
TOTAL UNITED STATES 38,124,992
TOTAL COMMON STOCKS 1,159,068,895
(Cost $1,118,968,044)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.7%
REPURCHASE AGREEMENT - 0 .1%
$ 1,650,000 r Fixed Income Clearing Corp (FICC) 4 .800% 05/01/23 1,650,000
TOTAL REPURCHASE AGREEMENT 1,650,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .6%
18,708,868 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .840 18,708,868
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 18,708,868
TOTAL SHORT-TERM INVESTMENTS 20,358,868
(Cost $20,358,868)
TOTAL INVESTMENTS - 101.1% 1,179,427,763
(Cost $1,139,326,912)
OTHER ASSETS & LIABILITIES, NET - (1.1)% (13,171,916)
NET ASSETS - 100.0% $ 1,166,255,847
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust

105
See Notes to Financial Statements
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $31,474,065.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
r Agreement with Fixed Income Clearing Corp (FICC), 4.800% dated 4/28/23 to be repurchased at $1,650,000 on 5/1/23, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 4/15/25, valued at $1,683,086.

Social Choice International Equity Fund April 30, 2023
Portfolio of Investments
(Unaudited)
106
See Notes to Financial Statements
SHARES COMPANY VALUE
COMMON STOCKS - 98.6%
AUSTRALIA - 5 .6%
103,207 APA Group $ 704,639
353,306 Aurizon Holdings Ltd 803,293
571,888 Australia & New Zealand Banking Group Ltd 9,286,450
11,414 Australian Stock Exchange Ltd 519,446
135,330 BlueScope Steel Ltd 1,798,767
133,935 Brambles Ltd 1,268,743
8,415 Cochlear Ltd 1,379,787
464,106 Coles Group Ltd 5,606,482
188,469 Computershare Ltd 2,805,515
350,653 Fortescue Metals Group Ltd 4,906,203
134,218 Goodman Group 1,730,289
17,118 IDP Education Ltd 321,592
56,382 Independence Group NL 519,215
241,783 Insurance Australia Group Ltd 801,048
125,987 Lend Lease Corp Ltd 625,700
42,378 Macquarie Group Ltd 5,169,768
83,563 Mineral Resources Ltd 4,122,214
225,239 Newcrest Mining Ltd 4,300,906
52,131 Northern Star Resources Ltd 464,998
47,766 Orica Ltd 515,577
667,919 Origin Energy Ltd 3,703,287
275,174 Pilbara Minerals Ltd 783,203
99,499 QBE Insurance Group Ltd 1,017,456
34,345 Ramsay Health Care Ltd 1,476,877
28,331 REA Group Ltd 2,664,486
72,273 Seek Ltd 1,179,227
715,975 Transurban Group 7,140,631
186,464 Vicinity Centres 260,671
122,902 Wesfarmers Ltd 4,251,598
78,730 Wisetech Global Ltd 3,606,283
270,119 Woodside Energy Group Ltd 6,129,087
285,912 Woolworths Ltd 7,375,619
TOTAL AUSTRALIA 87,239,057
AUSTRIA - 0 .7%
162,425 Erste Bank der Oesterreichischen Sparkassen AG. 5,905,644
102,928 Mondi plc 1,640,192
77,589 OMV AG. 3,671,722
9,307 Voestalpine AG. 322,690
TOTAL AUSTRIA 11,540,248
BELGIUM - 1 .2%
13,342 Dieteren S.A. 2,512,150
86,822 KBC Groep NV 6,206,765
15,423 Solvay S.A. 1,851,047
58,847 UCB S.A. 5,470,276
91,229 Umicore S.A. 2,994,639
TOTAL BELGIUM 19,034,877
CHILE - 0 .3%
211,409 Antofagasta plc 3,888,445
TOTAL CHILE 3,888,445
CHINA - 1 .1%
1,761,517 BOC Hong Kong Holdings Ltd 5,560,619
125,359 Prosus NV 9,381,059
852,500 Wilmar International Ltd 2,518,042
TOTAL CHINA 17,459,720

107
See Notes to Financial Statements
SHARES COMPANY VALUE
DENMARK - 3 .2%
10,904 Chr Hansen Holding A/S $ 848,652
15,833 Coloplast AS 2,281,232
45,400 * Demant A.S. 1,945,661
17,721 * Genmab AS 7,282,702
188,914 Novo Nordisk AS 31,426,666
21,200 Novozymes AS 1,103,729
17,137 g Orsted AS 1,538,047
8,777 Pandora AS 812,415
89,641 Vestas Wind Systems A.S. 2,480,419
TOTAL DENMARK 49,719,523
FINLAND - 0 .8%
28,301 Elisa Oyj (Series A) 1,757,529
23,571 Kesko Oyj (B Shares) 491,404
127,604 Neste Oil Oyj 6,184,254
33,572 Orion Oyj (Class B) 1,576,981
70,307 Stora Enso Oyj (R Shares) 891,974
71,775 UPM-Kymmene Oyj 2,288,933
3,049 Wartsila Oyj (B Shares) 35,360
TOTAL FINLAND 13,226,435
FRANCE - 10 .9%
100,303 Accor S.A. 3,558,460
321,827 AXA S.A. 10,504,492
22,388 BioMerieux 2,344,143
131,820 Bouygues S.A. 4,827,148
113,173 Bureau Veritas S.A. 3,263,355
205,579 Cie Generale des Etablissements Michelin S.C.A 6,547,196
130,983 Danone 8,668,933
170,809 Dassault Systemes SE 6,934,099
47,441 Eiffage S.A. 5,646,609
51,961 Essilor International S.A. 10,287,240
25,563 Eurazeo 1,825,297
27,804 Fonciere Des Regions 1,580,906
14,810 Gecina S.A. 1,648,688
5,229 Hermes International 11,352,554
14,576 Kering 9,333,985
126,219 Klepierre 3,197,142
75,499 Legrand S.A. 7,146,277
33,370 L'Oreal S.A. 15,948,090
547,024 Orange S. A. 7,120,018
78,079 Publicis Groupe S.A. 6,383,510
14,609 SEB S.A. 1,675,096
264,627 Societe Generale 6,427,330
11,266 Teleperformance 2,251,572
312,055 Total S.A. 19,940,287
69,195 * Unibail-Rodamco-Westfield 3,710,652
121,427 Valeo S.A. 2,371,064
422,733 Vivendi Universal S.A. 4,643,490
15,632 Wendel 1,753,586
TOTAL FRANCE 170,891,219
GERMANY - 8 .2%
33,190 Adidas-Salomon AG. 5,844,959
57,842 Allianz AG. 14,524,529
76,989 Bayerische Motoren Werke AG. 8,629,265
14,765 Brenntag AG. 1,203,416
19,676 Carl Zeiss Meditec AG. 2,646,467
34,221 g Covestro AG. 1,501,290
136,430 Daimler AG. (Registered) 10,639,631
32,851 Deutsche Boerse AG. 6,264,972

Social Choice International Equity Fund April 30, 2023
108
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
GERMANY—continued
45,030 * Dr ING hc F Porsche AG. $ 5,638,608
71,297 Evonik Industries AG. 1,556,163
63,550 HeidelbergCement AG. 4,813,378
41,803 LEG Immobilien AG. 2,601,954
37,684 * Merck KGaA 6,759,334
22,750 MTU Aero Engines Holding AG. 5,973,455
22,084 * Muenchener Rueckver AG. 8,299,773
9,891 Puma AG. Rudolf Dassler Sport 579,594
136,574 SAP AG. 18,480,665
102,559 Siemens AG. 16,905,036
17,391 Symrise AG. 2,101,224
610,777 Telefonica Deutschland Holding AG. 2,063,799
48,159 *,g Zalando SE 1,980,754
TOTAL GERMANY 129,008,266
HONG KONG - 2 .5%
1,255,000 AIA Group Ltd 13,663,275
366,500 CLP Holdings Ltd 2,728,857
380,281 Hang Seng Bank Ltd 5,636,846
359,000 HKT Trust and HKT Ltd 471,823
129,038 Hong Kong Exchanges and Clearing Ltd 5,357,258
429,230 Link REIT 2,807,544
867,731 MTR Corp 4,335,636
281,968 Swire Pacific Ltd (Class A) 2,238,298
677,200 Swire Properties Ltd 1,820,133
TOTAL HONG KONG 39,059,670
IRELAND - 0 .9%
161,781 CRH plc 7,806,578
56,762 Kerry Group plc (Class A) 5,978,435
25,708 Smurfit Kappa Group plc 952,459
TOTAL IRELAND 14,737,472
ISRAEL - 0 .4%
691,472 Bank Hapoalim Ltd 5,956,747
TOTAL ISRAEL 5,956,747
ITALY - 2 .4%
73,048 Amplifon S.p.A. 2,681,584
321,986 Assicurazioni Generali S.p.A. 6,706,362
108,041 Coca-Cola HBC AG. 3,298,134
1,466,159 Enel S.p.A. 10,016,966
3,256,334 Intesa Sanpaolo S.p.A. 8,562,176
83,900 Moncler S.p.A 6,223,800
TOTAL ITALY 37,489,022
JAPAN - 20 .9%
72,100 Aeon Co Ltd 1,469,542
154,700 Ajinomoto Co, Inc 5,563,685
85,714 * All Nippon Airways Co Ltd 1,869,683
137,300 Asahi Kasei Corp 969,772
228,100 Astellas Pharma, Inc 3,436,226
6,400 Azbil Corp 178,987
246,665 Chugai Pharmaceutical Co Ltd 6,365,348
9,127 Dai Nippon Printing Co Ltd 262,366
28,200 Daifuku Co Ltd 519,579
297,600 Daiichi Sankyo Co Ltd 10,212,026
25,075 Daikin Industries Ltd 4,554,399
93,649 Daiwa House Industry Co Ltd 2,386,970
97,232 East Japan Railway Co 5,563,771
76,448 Eisai Co Ltd 4,411,302

109
See Notes to Financial Statements
SHARES COMPANY VALUE
JAPAN—continued
88,500 Fanuc Ltd $ 2,988,751
16,500 Fast Retailing Co Ltd 3,907,227
72,300 Fujifilm Holdings Corp 3,768,272
43,372 Fujitsu Ltd 5,780,500
95,816 Hankyu Hanshin Holdings, Inc 2,991,499
21,900 * Hitachi Construction Machinery Co Ltd 539,657
70,141 Hulic Co Ltd 603,918
51,300 Ibiden Co Ltd 2,018,461
375,950 Inpex Holdings, Inc 4,114,038
178,500 JFE Holdings, Inc 2,111,708
103,900 JSR Corp 2,410,837
77,100 Kao Corp 3,115,493
260,596 KDDI Corp 8,135,320
3,600 Keio Corp 133,704
22,700 e Keisei Electric Railway Co Ltd 801,058
28,746 Keyence Corp 12,963,183
73,200 Kikkoman Corp 4,335,906
46,365 Kintetsu Corp 1,565,155
104,100 Komatsu Ltd 2,588,953
109,572 Kubota Corp 1,660,343
8,600 Kurita Water Industries Ltd 360,416
48,200 Kyowa Hakko Kogyo Co Ltd 1,072,516
34,500 LIXIL Group Corp 543,065
449,500 Marubeni Corp 6,379,838
40,200 MEIJI Holdings Co Ltd 970,014
154,279 Mitsubishi Chemical Holdings Corp 905,099
227,079 Mitsubishi Corp 8,419,148
214,126 Mitsubishi Estate Co Ltd 2,638,953
186,100 Mitsui & Co Ltd 5,809,802
7,000 Mitsui Chemicals, Inc 177,107
236,000 Mitsui Fudosan Co Ltd 4,687,434
44,200 MS&AD Insurance Group Holdings Inc 1,450,746
93,700 Murata Manufacturing Co Ltd 5,316,179
86,801 NEC Corp 3,337,959
5,600 NGK Insulators Ltd 70,290
167,540 Nintendo Co Ltd 7,083,150
18,500 Nippon Express Holdings, Inc 1,085,616
172,000 Nippon Paint Co Ltd 1,551,825
250,554 Nippon Steel Corp 5,351,184
147,000 e Nippon Yusen Kabushiki Kaisha 3,474,917
32,913 Nissin Food Products Co Ltd 3,173,208
42,300 Nitto Denko Corp 2,734,619
1,323,800 * Nomura Holdings, Inc 4,745,691
21,100 Nomura Real Estate Holdings, Inc 525,791
111,200 Nomura Research Institute Ltd 2,797,742
48,485 Obayashi Corp 404,208
44,521 Odakyu Electric Railway Co Ltd 621,883
14,600 Omron Corp 856,423
71,200 Ono Pharmaceutical Co Ltd 1,433,619
193,910 Oriental Land Co Ltd 6,862,315
241,600 ORIX Corp 4,110,225
92,900 Osaka Gas Co Ltd 1,536,677
20,800 Otsuka Corp 757,100
445,706 Panasonic Corp 4,198,006
125,129 Recruit Holdings Co Ltd 3,510,317
969,700 Resona Holdings, Inc 4,832,946
6,224 Sekisui Chemical Co Ltd 88,583
17,563 Sekisui House Ltd 361,071
74,200 SG Holdings Co Ltd 1,067,724
29,300 Shimadzu Corp 916,409
18,468 Shimizu Corp 112,784

Social Choice International Equity Fund April 30, 2023
110
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
JAPAN—continued
246,500 Shin-Etsu Chemical Co Ltd $ 7,034,079
61,300 Shionogi & Co Ltd 2,744,066
85,000 Shiseido Co Ltd 4,260,692
419,800 Softbank Corp 4,726,448
25,600 Sompo Holdings, Inc 1,068,278
165,515 Sony Corp 14,974,754
75,400 Sumisho Computer Systems Corp 1,138,375
470,700 Sumitomo Chemical Co Ltd 1,590,599
122,671 Sumitomo Metal Mining Co Ltd 4,527,627
159,400 Sumitomo Mitsui Trust Holdings, Inc 5,746,003
77,900 Suntory Beverage & Food Ltd 2,932,575
32,100 Sysmex Corp 2,064,774
78,900 TDK Corp 2,712,495
79,300 Terumo Corp 2,374,700
124,800 Tokio Marine Holdings, Inc 2,509,356
80,700 Tokyo Electron Ltd 9,240,593
38,100 Tokyo Gas Co Ltd 780,403
30,400 Tokyu Corp 429,127
150,400 Toray Industries, Inc 852,362
5,724 Toto Ltd 195,771
1,359,475 * Toyota Motor Corp 18,665,624
94,900 Uni-Charm Corp 3,831,105
28,800 West Japan Railway Co 1,248,242
12,270 Yamaha Corp 483,556
159,600 Yamaha Motor Co Ltd 4,138,626
16,486 Yaskawa Electric Corp 671,403
34,098 Yokogawa Electric Corp 553,778
1,546,900 Z Holdings Corp 4,237,332
TOTAL JAPAN 326,362,981
KOREA, REPUBLIC OF - 0 .3%
100,811 *,g Delivery Hero AG. 4,029,535
TOTAL KOREA, REPUBLIC OF 4,029,535
NETHERLANDS - 4 .5%
868,068 Aegon NV 3,960,756
13,938 Akzo Nobel NV 1,156,272
46,080 ASML Holding NV 29,242,938
725,752 Koninklijke KPN NV 2,646,734
97,835 NN Group NV 3,648,303
16,959 Randstad Holdings NV 921,480
834,848 Shell plc 25,653,339
22,927 Wolters Kluwer NV 3,037,683
TOTAL NETHERLANDS 70,267,505
NEW ZEALAND - 0 .4%
277,049 * Auckland International Airport Ltd 1,516,942
16,973 Fisher & Paykel Healthcare Corp 291,136
147,799 Mercury NZ Ltd 580,543
176,761 Meridian Energy Ltd 598,634
109,408 Telecom Corp of New Zealand Ltd 354,498
52,549 * Xero Ltd 3,280,410
TOTAL NEW ZEALAND 6,622,163
NORWAY - 1 .2%
232,287 e DNB Bank ASA 4,085,946
186,858 e Equinor ASA 5,379,831
118,241 Mowi ASA 2,255,954
554,602 Norsk Hydro ASA 4,081,350
301,625 Orkla ASA 2,168,014

111
See Notes to Financial Statements
SHARES COMPANY VALUE
NORWAY—continued
77,234 e Telenor ASA $ 963,737
TOTAL NORWAY 18,934,832
PORTUGAL - 0 .3%
276,523 Energias de Portugal S.A. 1,523,641
294,075 Galp Energia SGPS S.A. 3,553,512
TOTAL PORTUGAL 5,077,153
SINGAPORE - 1 .7%
34,465 Ascott Trust 27,982
604,508 Capitaland Investment Ltd 1,692,153
68 CapitaMall Trust 104
49,700 City Developments Ltd 259,995
358,491 DBS Group Holdings Ltd 8,858,296
504,368 * Grab Holdings Ltd 1,467,711
389,500 Keppel Corp Ltd 1,808,599
522,600 Oversea-Chinese Banking Corp 4,944,258
7,433,620 * SembCorp Marine Ltd 693,279
567,195 Singapore Airlines Ltd 2,494,686
688,000 Singapore Technologies Engineering Ltd 1,872,958
1,031,625 Singapore Telecommunications Ltd 1,976,956
40,800 UOL Group Ltd 212,848
TOTAL SINGAPORE 26,309,825
SOUTH AFRICA - 0 .2%
99,977 Anglo American plc 3,080,708
TOTAL SOUTH AFRICA 3,080,708
SPAIN - 2 .1%
1,198,891 Banco Bilbao Vizcaya Argentaria S.A. 8,777,061
942,512 Iberdrola S.A. 12,213,164
238,852 e Industria De Diseno Textil S.A. 8,210,959
85,326 e Naturgy Energy Group S.A. 2,656,735
47,780 Red Electrica Corp S.A. 868,704
TOTAL SPAIN 32,726,623
SWEDEN - 3 .1%
242,872 e Assa Abloy AB 5,786,668
366,693 Atlas Copco AB 5,303,892
456,274 e Atlas Copco AB 5,852,536
118,829 e Boliden AB 4,246,577
10,733 e Electrolux AB 161,908
17,046 Epiroc AB 341,484
153,811 e Essity AB 4,661,283
96,857 e Hennes & Mauritz AB (B Shares) 1,419,999
16,030 e Holmen AB 606,412
30,581 Husqvarna AB (B Shares) 263,952
129,308 e Sandvik AB 2,633,980
47,299 SKF AB (B Shares) 856,663
145,363 Svenska Cellulosa AB (B Shares) 1,994,339
647,185 Svenska Handelsbanken AB 5,720,976
85,007 Tele2 AB (B Shares) 903,298
1,027,227 TeliaSonera AB 2,859,975
262,393 Volvo AB (B Shares) 5,394,984
TOTAL SWEDEN 49,008,926
SWITZERLAND - 7 .5%
281,216 ABB Ltd 10,144,477
45,245 Clariant AG. 754,696
23,805 * Danube AG. 3,115,163
5,688 Geberit AG. 3,239,668

Social Choice International Equity Fund April 30, 2023
112
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
SWITZERLAND—continued
1,725 Givaudan S.A. $ 6,033,994
20,364 Kuehne & Nagel International AG. 6,032,955
14,161 Lonza Group AG. 8,831,367
257,174 Novartis AG. 26,307,324
28,200 SGS S.A. 2,551,968
64,052 SIG Combibloc Group AG. 1,714,393
31,109 Sika AG. 8,593,018
16,041 Sonova Holdings AG 5,087,020
9,617 * Swiss Life Holding 6,347,764
9,077 Swisscom AG. 6,231,818
536,398 UBS Group AG 10,917,076
22,825 Zurich Insurance Group AG 11,069,034
TOTAL SWITZERLAND 116,971,735
UNITED KINGDOM - 12 .7%
303,394 3i Group plc 6,750,224
75,875 Ashtead Group plc 4,374,658
175,916 AstraZeneca plc 25,888,315
250,567 Barratt Developments plc 1,576,420
13,766 Berkeley Group Holdings plc 770,375
239,677 British Land Co plc 1,207,550
2,377,578 BT Group plc 4,748,717
175,855 Burberry Group plc 5,740,256
404,256 CNH Industrial NV 5,688,624
94,382 * Coca-Cola European Partners plc (Class A) 6,084,808
322,274 Compass Group plc 8,501,898
39,851 Croda International plc 3,501,286
10,324 DCC plc 642,328
2,582,782 HSBC Holdings plc 18,615,004
630,980 Informa plc 5,736,287
49,163 InterContinental Hotels Group plc 3,380,285
22,639 Intertek Group plc 1,184,342
1,031,774 J Sainsbury plc 3,585,420
57,739 Johnson Matthey plc 1,426,366
107,695 *,e,g Just Eat Takeaway.com NV 1,888,540
92,142 Kingfisher plc 298,641
155,413 Land Securities Group plc 1,318,808
1,760,327 Legal & General Group plc 5,193,883
67,342 London Stock Exchange Group plc 7,070,457
606,526 National Grid plc 8,696,324
148,566 Pearson plc 1,652,913
35,168 Persimmon plc 582,020
295,807 RELX plc 9,855,902
267,905 Schroders plc 1,640,893
185,409 Scottish & Southern Energy plc 4,277,971
265,361 Segro plc 2,793,700
147,275 St. James's Place plc 2,239,773
814,310 Standard Chartered plc 6,451,886
974,688 Standard Life Aberdeen plc 2,611,899
693,589 Taylor Wimpey plc 1,119,360
330,340 Unilever plc 18,394,035
6,396,002 Vodafone Group plc 7,682,400
66,922 Whitbread plc 2,739,254
284,301 WPP plc 3,313,363
TOTAL UNITED KINGDOM 199,225,185
UNITED STATES - 5 .5%
68,858 CSL Ltd 13,746,580
546,758 GSK plc 9,859,778
85,109 James Hardie Industries NV 1,899,216
303,951 Nestle S.A. 38,993,740

113
See Notes to Financial Statements
SHARES COMPANY VALUE
UNITED STATES—continued
80,270 Schneider Electric S.A. $ 13,998,431
69,252 Swiss Re Ltd 6,973,947
TOTAL UNITED STATES 85,471,692
TOTAL COMMON STOCKS 1,543,339,564
(Cost $1,406,816,907)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.5%
REPURCHASE AGREEMENT - 0 .8%
$ 11,925,000 r Fixed Income Clearing Corp (FICC) 4 .800% 05/01/23 11,925,000
TOTAL REPURCHASE AGREEMENT 11,925,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .7%
27,336,415 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .840 27,336,415
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 27,336,415
TOTAL SHORT-TERM INVESTMENTS 39,261,415
(Cost $39,261,415)
TOTAL INVESTMENTS - 101.1% 1,582,600,979
(Cost $1,446,078,322)
OTHER ASSETS & LIABILITIES, NET - (1.1)% (17,723,369)
NET ASSETS - 100.0% $ 1,564,877,610
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $47,423,702.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 4.800% dated 4/28/23 to be repurchased at $11,925,000 on 5/1/23, collateralized by Government Agency Securities, with coupon rate 2.625% and maturity date 4/15/25, valued at $12,163,552.
Futures contracts outstanding as of April 30, 2023 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
MSCI EAFE Index 120 06/16/23  $ 12,825,496 $ 12,897,600 $ 72,104

Statement of Assets and Liabilities
See Notes to Financial Statements
114
April 30, 2023 (Unaudited)
2.1
Growth & Income Fund
2.2
Large-Cap Growth Fund
2.3
Large-Cap Value Fund
ASSETS
Portfolio investments, at value
*†
$ 5,335,108,397 $ 5,007,657,361 $ 4,723,224,776
Affiliated investments, at value
‡
– – –
Cash 2,217 3,846 1,868
Cash - foreign
^

Due from affiliates 723,580 826,395 749,968
Receivables:
Dividends and interest 4,300,024 1,236,888 4,072,712
Fund shares sold 687,670 4,743,719 3,071,072
Investments sold – 84,189,660 4,018,220
Variation margin on open futures contracts – – –
Other 639,930 508,514 487,699
Total assets 5,341,461,818 5,099,166,493 4,735,626,315
LIABILITIES
Management fees payable 1,732,008 1,651,126 1,549,099
Service agreement fees payable 84,906 63,002 101,043
Distribution fees payable 278,498 214,990 38,564
Due to affiliates 21,132 20,442 20,181
Payables:
Collateral for securities loaned – – –
Fund shares redeemed 3,626,992 1,026,211 700,196
Investments purchased - regular settlement 1,491 32,636,179 15,798,730
Trustee compensation 322,847 216,536 336,637
Accrued expenses and other payables 209,480 180,369 72,332
Total liabilities 6,277,354 36,008,855 18,616,782
Net assets $ 5,335,184,464 $ 5,063,157,638 $ 4,717,009,533
NET ASSETS CONSIST OF:
Paid-in-capital $ 3,140,053,552 $ 3,359,945,716 $ 3,068,757,030
Total distributable earnings (loss) 2,195,130,912 1,703,211,922 1,648,252,503
Net assets $ 5,335,184,464 $ 5,063,157,638 $ 4,717,009,533
*
Includes securities loaned of $ – $ – $ –
†
Portfolio investments, cost $ 4,065,529,483 $ 3,138,987,893 $ 3,231,434,303
‡
Affiliated investments, cost $ – $ – $ –
^
Foreign cash, cost $ – $ 110 $ –

See Notes to Financial Statements
115
2.4
Mid-Cap Growth
Fund
2.5
Mid-Cap Value Fund
2.6
Quant Small-Cap
Equity Fund
2.7
Quant Small/Mid-
Cap Equity Fund
2.8
Social Choice Equity
Fund
2.9
Social Choice Low
Carbon Equity Fund
3.01
Emerging Markets
Equity Fund
$ 1,069,062,865 $ 1,681,540,685 $ 2,558,528,902 $ 1,089,722,085 $ 5,824,746,496 $ 1,120,204,031 $ 1,518,619,801
– – – – – – 54,727,681
3,859 3,270 777 945 2,735 3,820 1,746
50,086 – – – – – 134,201
– 6,875 187,413 242,732 72,056 – 971,887
71,349 735,203 1,070,689 427,340 5,659,440 1,193,080 1,412,736
193,269 278,696 2,462,758 2,273,379 1,600,681 30,176 423,968
2,240,881 9,763,619 11,644,166 357,935 1,372,520 783,787 62,995,753
– – 367,500 – 220,663 92,088 –
206,822 408,394 186,592 14,597 189,523 7,350 176,093
1,071,829,131 1,692,736,742 2,574,448,797 1,093,039,013 5,833,864,114 1,122,314,332 1,639,463,866
400,080 608,930 841,382 388,473 709,370 227,547 1,107,414
59,953 89,810 71,119 70,065 164,889 120,338 14,753
39,707 44,815 32,807 3,862 127,434 12,831 2,583
11,913 13,068 16,115 13,243 21,121 11,620 14,001
22,862,937 4,690,864 44,207,045 6,070,663 18,708,922 1,051,373 743,276
114,966 382,643 784,702 22,825 3,589,180 241,923 2,278,920
621,419 8,971,203 11,723,518 1,942,834 30,010,748 – 35,011,643
126,746 298,510 185,221 13,844 186,213 6,739 60,400
68,769 73,311 60,213 38,255 786,623 169,776 58,865
24,306,490 15,173,154 57,922,122 8,564,064 54,304,500 1,842,147 39,291,855
$ 1,047,522,641 $ 1,677,563,588 $ 2,516,526,675 $ 1,084,474,949 $ 5,779,559,614 $ 1,120,472,185 $ 1,600,172,011
$ 1,134,841,834 $ 1,594,509,760 $ 2,311,832,573 $ 980,794,812 $ 3,803,745,138 $ 1,035,534,187 $ 2,017,806,881
(87,319,193) 83,053,828 204,694,102 103,680,137 1,975,814,476 84,937,998 (417,634,870)
$ 1,047,522,641 $ 1,677,563,588 $ 2,516,526,675 $ 1,084,474,949 $ 5,779,559,614 $ 1,120,472,185 $ 1,600,172,011
$ 24,424,924 $ 4,572,920 $ 48,037,279 $ 6,772,772 $ 27,814,873 $ 1,859,793 $ 813,408
$ 994,988,676 $ 1,583,312,006 $ 2,329,705,032 $ 957,678,578 $ 3,988,335,560 $ 1,021,416,658 $ 1,559,853,027
$ – $ – $ – $ – $ – $ – $ 36,801,789
$ 49,676 $ – $ – $ – $ – $ – $ 134,646

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
116
(continued)
(continued)
Statement of Assets and Liabilities
(continued)
April 30, 2023 (Unaudited)
2.1
Growth & Income Fund
2.2
Large-Cap Growth Fund
2.3
Large-Cap Value Fund
INSTITUTIONAL CLASS:
Net assets $ 1,407,332,647 $ 1,354,208,485 $ 1,784,589,249
Shares outstanding 102,570,570 70,797,865 91,195,480
Net asset value per share $ 13 .72 $ 19 .13 $ 19 .57
ADVISOR CLASS:
Net assets $ 3,016,477 $ 3,247,765 $ 500,182
Shares outstanding 219,650 169,920 25,584
Net asset value per share $ 13 .73 $ 19 .11 $ 19 .55
PREMIER CLASS:
Net assets $ 8,283,381 $ 12,138,634 $ 69,911,750
Shares outstanding 602,047 635,008 3,579,593
Net asset value per share $ 13 .76 $ 19 .12 $ 19 .53
RETIREMENT CLASS:
Net assets $ 415,021,769 $ 308,977,955 $ 501,592,460
Shares outstanding 29,395,918 16,338,015 25,738,715
Net asset value per share $ 14 .12 $ 18 .91 $ 19 .49
RETAIL CLASS:
Net assets $ 1,369,234,645 $ 1,053,962,584 $ 147,288,611
Shares outstanding 64,156,507 55,414,969 7,974,905
Net asset value per share $ 21 .34 $ 19 .02 $ 18 .47
CLASS W:
Net assets $ 2,132,295,545 $ 2,330,622,215 $ 2,213,127,281
Shares outstanding 155,507,476 121,821,594 113,016,972
Net asset value per share $ 13 .71 $ 19 .13 $ 19 .58
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements
117
2.4
Mid-Cap Growth
Fund
2.5
Mid-Cap Value Fund
2.6
Quant Small-Cap
Equity Fund
2.7
Quant Small/Mid-
Cap Equity Fund
2.8
Social Choice Equity
Fund
2.9
Social Choice Low
Carbon Equity Fund
3.01
Emerging Markets
Equity Fund
$ 553,880,483 $ 1,002,004,153 $ 1,444,195,284 $ 80,060,043 $ 4,328,304,466 $ 464,439,129 $ 207,919,376
31,192,926 66,945,853 94,514,006 6,671,179 183,814,071 26,411,104 27,363,897
$ 17 .76 $ 14 .97 $ 15 .28 $ 12 .00 $ 23 .55 $ 17 .58 $ 7 .60
$ 183,599 $ 419,770 $ 817,420 $ 23,092,432 $ 45,601,199 $ 8,143,496 $ 99,984
10,401 28,084 53,511 1,921,102 1,938,727 463,702 13,151
$ 17 .65 $ 14 .95 $ 15 .28 $ 12 .02 $ 23 .52 $ 17 .56 $ 7 .60
$ 27,228,465 $ 52,874,113 $ 59,180,700 $ 120,925 $ 72,862,382 $ 6,833,064 $ 8,632,953
1,552,454 3,539,240 3,904,848 10,000 3,108,100 388,045 1,134,781
$ 17 .54 $ 14 .94 $ 15 .16 $ 12 .09 $ 23 .44 $ 17 .61 $ 7 .61
$ 289,657,275 $ 436,056,595 $ 342,726,391 $ 322,423,632 $ 754,811,431 $ 582,186,982 $ 70,475,499
17,217,730 29,419,632 23,361,472 27,065,521 31,455,319 33,291,886 9,317,552
$ 16 .82 $ 14 .82 $ 14 .67 $ 11 .91 $ 24 .00 $ 17 .49 $ 7 .56
$ 176,572,819 $ 186,208,957 $ 122,893,616 $ 18,597,665 $ 577,980,136 $ 58,869,514 $ 7,228,671
10,534,828 13,071,227 8,530,547 1,561,980 28,436,421 3,363,394 954,516
$ 16 .76 $ 14 .25 $ 14 .41 $ 11 .91 $ 20 .33 $ 17 .50 $ 7 .57
$ – $ – $ 546,713,264 $ 640,180,252 $ – $ – $ 1,305,815,528
– – 35,796,831 53,225,121 – – 171,208,757
$ – $ – $ 15 .27 $ 12 .03 $ – $ – $ 7 .63
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
118
(continued)
Statement of Assets and Liabilities
(continued)
April 30, 2023 (Unaudited)
3.1
International Equity Fund
3.2
International Opportunities
Fund
3.3
Quant International Small-
Cap Equity Fund
ASSETS
Portfolio investments, at value
*†
$ 6,746,494,939 $ 2,454,918,383 $ 1,179,427,763
Cash 6,864 – –
Cash - foreign
^
7,431,884 1,460,025 985,558
Cash collateral at brokers for investments in futures contracts – – –
Due from affiliates 1,297,435 1,019,385 643,657
Receivables:
Dividends and interest 39,825,422 11,482,225 7,417,040
Fund shares sold 264,438 49,407 –
Investments sold 104,040,811 910,249 27,998,748
Other 704,264 303,083 20,936
Total assets 6,900,066,057 2,470,142,757 1,216,493,702
LIABILITIES
Management fees payable 2,440,753 1,129,414 620,100
Service agreement fees payable 75,790 29,598 1,750
Distribution fees payable 57,125 9,022 196
Due to affiliates 21,853 15,149 13,569
Overdraft payable – 401,729 31,117
Payables:
Collateral for securities loaned 84,157,300 72,503,611 18,708,868
Fund shares redeemed 19,564,032 7,014,568 6,998,953
Investments purchased - regular settlement 54,091,886 910,481 23,264,159
Investments purchased - delayed delivery – – 4,802
Trustee compensation 328,445 53,693 17,329
Variation margin on futures contracts – – –
Accrued expenses and other payables 201,011 569,336 577,012
Total liabilities 160,938,195 82,636,601 50,237,855
Net assets $ 6,739,127,862 $ 2,387,506,156 $ 1,166,255,847
NET ASSETS CONSIST OF:
Paid-in-capital $ 5,850,625,195 $ 2,630,356,199 $ 1,294,951,500
Total distributable earnings (loss) 888,502,667 (242,850,043) (128,695,653)
Net assets $ 6,739,127,862 $ 2,387,506,156 $ 1,166,255,847
*
Includes securities loaned of $ 127,554,567 $ 87,817,625 $ 31,474,065
†
Portfolio investments, cost $ 5,505,083,941 $ 1,954,153,774 $ 1,139,326,912
^
Foreign cash, cost $ 7,442,603 $ 1,456,741 $ 986,074

See Notes to Financial Statements
119
3.4
Social Choice International
Equity Fund
$ 1,582,600,979
1,898
1,713,531
385,858
–
8,672,551
773,370
1,488,685
7,747
1,595,644,619
374,590
136,225
5,903
11,858
–
27,336,416
1,211,046
1,489,078
–
6,876
12,600
182,417
30,767,009
$ 1,564,877,610
$ 1,425,317,949
139,559,661
$ 1,564,877,610
$ 47,423,702
$ 1,446,078,322
$ 1,710,047

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
120
(continued)
Statement of Assets and Liabilities
(continued)
April 30, 2023 (Unaudited)
3.1
International Equity Fund
3.2
International Opportunities
Fund
3.3
Quant International Small-
Cap Equity Fund
INSTITUTIONAL CLASS:
Net assets $ 2,571,930,165 $ 137,515,308 $ 67,393,452
Shares outstanding 203,080,224 9,657,264 6,956,302
Net asset value per share $ 12 .66 $ 14 .24 $ 9 .69
ADVISOR CLASS:
Net assets $ 2,364,339 $ 44,592,745 $ 70,881
Shares outstanding 182,394 3,136,328 7,321
Net asset value per share $ 12 .96 $ 14 .22 $ 9 .68
PREMIER CLASS:
Net assets $ 70,679,600 $ 2,638,795 $ 71,995
Shares outstanding 5,588,675 184,910 7,327
Net asset value per share $ 12 .65 $ 14 .27 $ 9 .83
RETIREMENT CLASS:
Net assets $ 368,304,010 $ 98,771,770 $ 8,504,054
Shares outstanding 27,893,222 6,960,083 878,908
Net asset value per share $ 13 .20 $ 14 .19 $ 9 .68
RETAIL CLASS:
Net assets $ 236,579,193 $ 42,379,093 $ 906,698
Shares outstanding 30,838,993 2,982,746 93,394
Net asset value per share $ 7 .67 $ 14 .21 $ 9 .71
CLASS W:
Net assets $ 3,489,270,555 $ 2,061,608,445 $ 1,089,308,767
Shares outstanding 274,354,427 144,310,616 112,030,251
Net asset value per share $ 12 .72 $ 14 .29 $ 9 .72
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements
121
3.4
Social Choice International
Equity Fund
$ 860,687,118
68,522,756
$ 12 .56
$ 12,102,128
964,589
$ 12 .55
$ 781,405
62,132
$ 12 .58
$ 662,523,888
52,966,237
$ 12 .51
$ 28,783,071
2,299,188
$ 12 .52
$ –
–
$ –
Unlimited
$ 0 .0001

Statement of Operations
See Notes to Financial Statements
122
Six Months Ended April 30, 2023 (Unaudited)
2.1
Growth & Income Fund
2.2
Large-Cap Growth Fund
2.3
Large-Cap Value Fund
INVESTMENT INCOME
Dividends from unaffiliated investments $ 39,311,019 $ 18,800,562 $ 49,710,852
Dividends from affiliated investments – – –
Interest 504,697 544,982 1,050,243
Securities lending income, net 2,649 343 6,045
Other income – – –
Tax withheld – (110,396) (60,254)
Total investment income 39,818,365 19,235,491 50,706,886
EXPENSES
Management fees 10,174,950 9,373,581 9,551,197
12b-1 distribution and service fees — Premier Class 6,175 8,632 52,009
12b-1 distribution and service fees — Retail Class 1,623,715 1,202,102 182,776
Shareholder servicing agent fees — Institutional Class 749 1,537 804
Shareholder servicing agent fees — Advisor Class 1,361 1,361 205
Shareholder servicing agent fees — Premier Class 41 39 45
Shareholder servicing agent fees — Retirement Class 500,557 347,998 604,573
Shareholder servicing agent fees — Retail Class 259,160 237,944 38,876
Shareholder servicing agent fees — Class W 681 801 767
Administrative service fees 45,483 43,334 44,552
Trustees fees 43,785 39,873 40,838
Custodian fees 26,227 25,648 27,663
Overdraft expense 3,165 76,174 2,118
Professional fees 32,246 29,085 31,718
Registration fees 41,382 44,430 42,535
Shareholder reporting expenses 30,656 19,427 18,688
Other 17,600 20,487 4,581
Total expenses 12,807,933 11,472,453 10,643,945
Expenses reimbursed by the investment adviser (4,001,899) (4,122,783) (4,674,744)
Fee waiver by investment adviser and Nuveen Securities (497,771) (805,952) (12,166)
Net expenses 8,308,263 6,543,718 5,957,035
Net investment income (loss) 31,510,102 12,691,773 44,749,851
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Portfolio investments
†
971,290,430 (74,020,488) 150,336,580
Affiliated investments – – –
Purchased options (74,516) – –
Written options 1,402,499 – –
Futures contracts – – –
Foreign currency transactions (26,186) (1,555) –
Net realized gain (loss) 972,592,227 (74,022,043) 150,336,580
Change in unrealized appreciation (depreciation) on:
Portfolio investments
‡
(511,566,019) 770,065,859 56,511,642
Affiliated investments – – –
Purchased options 60,442 – –
Written options (2,869,338) – –
Futures contracts – – –
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies 44,754 22,887 1,968
Net change in unrealized appreciation (depreciation) (514,330,161) 770,088,746 56,513,610
Net realized and unrealized gain (loss) 458,262,066 696,066,703 206,850,190
Net increase (decrease) in net assets from operations $ 489,772,168 $ 708,758,476 $ 251,600,041
†
Includes net realized gain (loss) from securities sold to affiliates of $ 20,520 $ (3,177,128) $ 887,272
‡
Includes net change in unrealized foreign capital gains taxes $ – $ – $ –

See Notes to Financial Statements
123
2.4
Mid-Cap Growth
Fund
2.5
Mid-Cap Value Fund
2.6
Quant Small-Cap
Equity Fund
2.7
Quant Small/Mid-
Cap Equity Fund
2.8
Social Choice Equity
Fund
2.9
Social Choice Low
Carbon Equity Fund
3.01
Emerging Markets
Equity Fund
$ 3,597,616 $ 17,595,009 $ 19,723,229 $ 7,764,365 $ 54,472,338 $ 9,381,292 $ 14,738,540
– – – – – – 551,412
162,661 326,413 504,976 73,952 722,306 205,121 1,539,171
45,859 20,902 93,055 31,944 1,001,757 84,790 35,466
– – – – – – 49,076
(51,241) (32,826) (53,303) (17,817) – – (801,470)
3,754,895 17,909,498 20,267,957 7,852,444 56,196,401 9,671,203 16,112,195
2,444,536 3,828,843 5,258,697 2,451,177 4,437,030 1,357,177 6,768,860
21,040 40,913 45,558 93 53,779 4,938 6,351
216,851 240,709 158,250 22,779 713,890 70,596 8,968
692 716 1,078 2,200 3,903 364 190
82 221 310 11,755 18,940 4,128 39
39 42 30 15 12,571 32 25
363,101 568,774 446,518 368,818 982,562 698,389 88,258
50,309 55,359 35,773 6,920 80,002 11,135 3,832
– – 345 398 – – 597
25,881 28,745 36,150 30,126 45,417 26,195 32,404
9,253 15,059 22,689 9,840 51,422 9,463 13,900
12,560 11,513 20,549 15,804 28,623 12,972 309,563
8,643 3,455 552 7,263 52,453 154 20,246
24,180 27,373 23,084 23,712 28,687 21,073 29,774
39,228 40,372 39,825 39,444 45,407 40,576 39,000
9,835 11,258 10,804 8,603 28,087 11,718 5,667
18,333 17,889 4,540 470 507,766 141,861 21,133
3,244,563 4,891,241 6,104,752 2,999,417 7,090,539 2,410,771 7,348,807
– – (1,177,138) (1,662,570) – – (5,987,981)
(31,456) (66,488) (10,245) (150) (501,980) – (791)
3,213,107 4,824,753 4,917,369 1,336,697 6,588,559 2,410,771 1,360,035
541,788 13,084,745 15,350,588 6,515,747 49,607,842 7,260,432 14,752,160
(62,100,893) (15,818,647) (24,590,639) (22,070,805) 127,335,921 (6,567,148) (157,495,330)
– – – – – – (20,611)
– – – – – – –
– – – – – – –
– – (131,898) – 2,592,143 990,081 –
11,258 79 – – – – (1,156,412)
(62,089,635) (15,818,568) (24,722,537) (22,070,805) 129,928,064 (5,577,067) (158,672,353)
136,981,863 (14,131,075) (48,737,859) 15,343,362 185,633,109 69,198,979 420,061,307
– – – – – – 2,733,844
– – – – – – –
– – – – – – –
– – (1,654,650) – (455,523) (42,272) –
528 1,510 – – – – (16,149)
136,982,391 (14,129,565) (50,392,509) 15,343,362 185,177,586 69,156,707 422,779,002
74,892,756 (29,948,133) (75,115,046) (6,727,443) 315,105,650 63,579,640 264,106,649
$ 75,434,544 $ (16,863,388) $ (59,764,458) $ (211,696) $ 364,713,492 $ 70,840,072 $ 278,858,809
$ (34,541) $ 452,797 $ (410,881) $ (333,793) $ 4,720,040 $ (795,646) $ (3,637,750)
$ – $ – $ – $ – $ – $ – $ 407,255

Statement of Operations
(continued)
See Notes to Financial Statements
124
(continued)
(continued)
Statement of Operations
(continued)
Six Months Ended April 30, 2023 (Unaudited)
3.1
International Equity Fund
3.2
International Opportunities
Fund
3.3
Quant International Small-
Cap Equity Fund
INVESTMENT INCOME
Dividends $ 121,281,125 $ 27,679,745 $ 20,790,073
Interest 1,797,942 1,358,597 (284,983)
Securities lending income, net 572,325 405,311 360,212
Other income – 297,573 –
Tax withheld (13,448,588) (3,245,914) (2,280,926)
Total investment income 110,202,804 26,495,312 18,584,376
EXPENSES
Management fees 14,335,748 6,776,023 3,781,884
12b-1 distribution and service fees — Premier Class 50,064 1,858 52
12b-1 distribution and service fees — Retail Class 279,252 49,993 1,113
Shareholder servicing agent fees — Institutional Class 1,338 160 89
Shareholder servicing agent fees — Advisor Class 1,133 19,484 10
Shareholder servicing agent fees — Premier Class 48 43 19
Shareholder servicing agent fees — Retirement Class 434,318 124,180 10,960
Shareholder servicing agent fees — Retail Class 99,791 6,446 697
Shareholder servicing agent fees — Class W 1,255 415 498
Administrative service fees 52,779 34,762 30,035
Trustees fees 55,436 19,461 10,115
Custodian fees 159,274 91,314 385,171
Merger expenses – 12,828 –
Overdraft expense 15,996 60,700 42,221
Professional fees 33,522 26,868 27,954
Registration fees 43,227 38,510 36,818
Shareholder reporting expenses 28,982 (2,589) 4,468
Other 141,004 42,575 36,730
Total expenses 15,733,167 7,303,031 4,368,834
Expenses reimbursed by the investment adviser (7,748,994) (6,143,199) (4,019,336)
Fee waiver by investment adviser and Nuveen Securities (34,685) – (239)
Net expenses 7,949,488 1,159,832 349,259
Net investment income (loss) 102,253,316 25,335,480 18,235,117
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Portfolio investments
†
(171,555,557) (23,452,170) (43,821,703)
Futures contracts – – –
Foreign currency transactions 459,776 (1,025,011) (212,487)
Net realized gain (loss) (171,095,781) (24,477,181) (44,034,190)
Change in unrealized appreciation (depreciation) on:
Portfolio investments
‡
1,363,083,478 330,259,745 213,689,312
Futures contracts – – –
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies 1,446,455 461,584 165,633
Net change in unrealized appreciation (depreciation) 1,364,529,933 330,721,329 213,854,945
Net realized and unrealized gain (loss) 1,193,434,152 306,244,148 169,820,755
Net increase (decrease) in net assets from operations $ 1,295,687,468 $ 331,579,628 $ 188,055,872
†
Includes net realized gain (loss) from securities sold to affiliates of $ (8,748,851) $ (6,098,621) $ (14,268,402)
‡
Includes net change in unrealized foreign capital gains taxes $ – $ (7,051) $ (113,704)

See Notes to Financial Statements
125
3.4
Social Choice International
Equity Fund
$ 23,443,381
358,958
118,547
–
(2,185,904)
21,734,982
2,067,113
536
31,612
882
7,880
29
710,109
4,441
–
27,576
11,958
55,902
–
–
26,922
41,011
15,145
136,991
3,138,107
–
–
3,138,107
18,596,875
(2,641,776)
3,992,463
431,389
1,782,076
280,510,551
(119,944)
200,272
280,590,879
282,372,955
$ 300,969,830
$ (17,776)
$ –

Statement of Changes in Net Assets
See Notes to Financial Statements
126
2.1
Growth & Income Fund
2.2
Large-Cap Growth Fund
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 31,510,102 $ 69,192,437 $ 12,691,773 $ 23,905,981
Net realized gain (loss) 972,592,227 345,927,077 (74,022,043) (50,515,628)
Net change in unrealized appreciation (depreciation) (514,330,161) (1,615,994,298) 770,088,746 (2,213,768,416)
Net increase (decrease) in net assets from operations 489,772,168 (1,200,874,784) 708,758,476 (2,240,378,063)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Institutional Class (108,154,701) (334,083,998) (4,801,785) (192,317,971)
Advisor Class (241,865) (606,524) (11,731) (577,503)
Premier Class (670,952) (3,432,406) (27,185) (1,463,684)
Retirement Class (30,835,000) (94,135,347) (301,835) (43,322,452)
Retail Class (67,040,345) (196,234,351) (1,525,896) (137,102,651)
Class W (158,208,144) (461,944,683) (17,679,144) (309,387,667)
Total distributions (365,151,007) (1,090,437,309) (24,347,576) (684,171,928)
SHAREHOLDER TRANSACTIONS
Subscriptions 225,010,041 478,207,774 230,811,442 832,365,660
Reinvestments of distributions 337,146,653 1,015,244,027 24,106,167 666,598,204
Redemptions (469,474,473) (1,078,235,466) (573,178,104) (1,067,051,704)
Net increase (decrease) from shareholder transactions 92,682,221 415,216,335 (318,260,495) 431,912,160
Net increase (decrease) in net assets 217,303,382 (1,876,095,758) 366,150,405 (2,492,637,831)
NET ASSETS
Beginning of period 5,117,881,082 6,993,976,840 4,697,007,233 7,189,645,064
End of period $ 5,335,184,464 $ 5,117,881,082 $ 5,063,157,638 $ 4,697,007,233

See Notes to Financial Statements
127
2.3
Large-Cap Value Fund
2.4
Mid-Cap Growth Fund
2.5
Mid-Cap Value Fund
2.6
Quant Small-Cap Equity Fund
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
$ 44,749,851 $ 89,614,717 $ 541,788 $ 4,965,960 $ 13,084,745 $ 33,884,074 $ 15,350,588 $ 25,184,909
150,336,580 211,927,322 (62,089,635) (82,861,388) (15,818,568) 219,214,048 (24,722,537) 146,394,895
56,513,610 (643,300,022) 136,982,391 (657,818,858) (14,129,565) (361,743,840) (50,392,509) (541,650,722)
251,600,041 (341,757,983) 75,434,544 (735,714,286) (16,863,388) (108,645,718) (59,764,458) (370,070,918)
– – – – – – – –
(105,967,541) (161,742,151) (3,369,527) (134,690,840) (143,108,775) (170,159,847) (90,772,292) (269,851,404)
(29,112) (44,549) (1,544) (931,396) (61,798) (56,615) (58,473) (138,589)
(3,922,893) (6,636,926) (114,179) (7,531,626) (7,189,570) (9,782,982) (3,508,417) (14,094,339)
(27,086,910) (43,186,223) (915,705) (67,266,961) (60,994,791) (77,513,516) (21,284,570) (80,710,971)
(8,657,858) (13,747,293) (625,909) (37,659,248) (26,915,843) (30,834,956) (7,625,677) (28,111,334)
(138,905,276) (246,579,754) – – – – (35,742,230) (140,015,877)
(284,569,590) (471,936,896) (5,026,864) (248,080,071) (238,270,777) (288,347,916) (158,991,659) (532,922,514)
245,047,476 663,685,205 16,227,894 70,930,752 41,584,936 67,631,355 136,598,067 406,417,785
281,678,332 467,892,442 5,007,340 247,106,362 237,163,754 286,986,146 158,663,474 531,636,772
(698,793,092) (908,430,093) (126,606,550) (255,099,768) (154,746,535) (328,162,015) (292,932,742) (378,777,226)
(172,067,284) 223,147,554 (105,371,316) 62,937,346 124,002,155 26,455,486 2,328,799 559,277,331
(205,036,833) (590,547,325) (34,963,636) (920,857,011) (131,132,010) (370,538,148) (216,427,318) (343,716,101)
4,922,046,366 5,512,593,691 1,082,486,277 2,003,343,288 1,808,695,598 2,179,233,746 2,732,953,993 3,076,670,094
$ 4,717,009,533 $ 4,922,046,366 $ 1,047,522,641 $ 1,082,486,277 $ 1,677,563,588 $ 1,808,695,598 $ 2,516,526,675 $ 2,732,953,993

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
128
(continued)
(continued)
(continued)
Statement of Changes in Net Assets
(continued)
2.7
Quant Small/Mid-Cap Equity Fund
2.8
Social Choice Equity Fund
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 6,515,747 $ 15,040,124 $ 49,607,842 $ 86,961,835
Net realized gain (loss) (22,070,805) 72,717,774 129,928,064 198,838,947
Net change in unrealized appreciation (depreciation) 15,343,362 (240,247,767) 185,177,586 (1,534,741,342)
Net increase (decrease) in net assets from operations (211,696) (152,489,869) 364,713,492 (1,248,940,560)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Institutional Class (4,768,950) (10,543,842) (207,971,144) (507,547,892)
Advisor Class (1,172,125) (1,671,229) (2,037,412) (4,791,532)
Premier Class (8,980) (43,542) (3,186,415) (9,768,722)
Retirement Class (19,327,406) (18,326,059) (34,961,840) (87,918,098)
Retail Class (1,234,085) (3,347,480) (29,561,934) (68,248,252)
Class W (60,331,731) (162,456,600) – –
Total distributions (86,843,277) (196,388,752) (277,718,745) (678,274,496)
SHAREHOLDER TRANSACTIONS
Subscriptions 131,495,700 474,275,984 311,573,153 790,197,783
Mergers (see note 1) – – – –
Reinvestments of distributions 86,759,916 196,137,188 265,916,495 653,124,260
Redemptions (281,171,935) (241,979,076) (948,620,309) (1,111,495,539)
Net increase (decrease) from shareholder transactions (62,916,319) 428,434,096 (371,130,661) 331,826,504
Net increase (decrease) in net assets (149,971,292) 79,555,475 (284,135,914) (1,595,388,552)
NET ASSETS
Beginning of period 1,234,446,241 1,154,890,766 6,063,695,528 7,659,084,080
End of period $ 1,084,474,949 $ 1,234,446,241 $ 5,779,559,614 $ 6,063,695,528

See Notes to Financial Statements
129
2.9
Social Choice Low Carbon Equity Fund
3.01
Emerging Markets Equity Fund
3.1
International Equity Fund
3.2
International Opportunities Fund
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
$ 7,260,432 $ 10,609,476 $ 14,752,160 $ 33,984,079 $ 102,253,316 $ 148,471,563 $ 25,335,480 $ 36,344,688
(5,577,067) (3,397,860) (158,672,353) (197,194,422) (171,095,781) (46,748,610) (24,477,181) (61,453,142)
69,156,707 (213,042,544) 422,779,002 (382,813,437) 1,364,529,933 (1,756,458,219) 330,721,329 (776,754,478)
70,840,072 (205,830,928) 278,858,809 (546,023,780) 1,295,687,468 (1,654,735,266) 331,579,628 (801,862,932)
– – – – – – – –
(8,421,282) (25,369,815) (110,455) (57,149,105) (53,022,200) (78,121,349) (59,935) (12,354,356)
(137,185) (392,122) (50) (32,120) (49,632) (80,609) (15,479) (464,051)
(105,528) (353,066) (1,418) (2,048,469) (1,314,382) (2,007,432) (997) (67,149)
(8,580,397) (29,391,640) (10,002) (19,011,896) (6,179,370) (11,150,380) (41,756) (13,180,758)
(850,635) (3,402,491) – (1,747,210) (7,130,146) (11,664,129) (2,670) (703,812)
– – (11,306,655) (261,412,650) (84,267,010) (96,863,433) (3,104,263) (203,729,522)
(18,095,027) (58,909,134) (11,428,580) (341,401,450) (151,962,740) (199,887,332) (3,225,100) (230,499,648)
57,986,352 352,703,544 119,006,366 797,616,716 187,642,591 1,849,104,192 135,845,810 503,943,618
– – – – – – – 463,567,903
16,435,097 52,501,514 11,428,559 341,330,675 149,042,694 195,173,692 3,221,382 230,428,535
(78,449,988) (126,995,719) (369,542,225) (355,879,739) (999,462,814) (677,319,148) (465,451,905) (299,941,075)
(4,028,539) 278,209,339 (239,107,300) 783,067,652 (662,777,529) 1,366,958,736 (326,384,713) 897,998,981
48,716,506 13,469,277 28,322,929 (104,357,578) 480,947,199 (487,663,862) 1,969,815 (134,363,599)
1,071,755,679 1,058,286,402 1,571,849,082 1,676,206,660 6,258,180,663 6,745,844,525 2,385,536,341 2,519,899,940
$ 1,120,472,185 $ 1,071,755,679 $ 1,600,172,011 $ 1,571,849,082 $ 6,739,127,862 $ 6,258,180,663 $ 2,387,506,156 $ 2,385,536,341

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
130
(continued)
Statement of Changes in Net Assets
(continued)
3.3
Quant International Small-Cap Equity Fund
3.4
Social Choice International Equity Fund
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 18,235,117 $ 52,398,897 $ 18,596,875 $ 29,379,855
Net realized gain (loss) (44,034,190) (119,853,810) 1,782,076 (11,730,947)
Net change in unrealized appreciation (depreciation) 213,854,945 (332,635,068) 280,590,879 (309,661,958)
Net increase (decrease) in net assets from operations 188,055,872 (400,089,981) 300,969,830 (292,013,050)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Institutional Class (2,265,189) (5,395,633) (16,758,430) (17,567,457)
Advisor Class (2,283) (5,296) (209,129) (82,867)
Premier Class (2,167) (5,210) (14,490) (22,335)
Retirement Class (285,949) (267,685) (10,818,157) (11,639,118)
Retail Class (26,222) (60,769) (466,477) (648,843)
Class W (44,458,629) (97,600,960) – –
Total distributions (47,040,439) (103,335,553) (28,266,683) (29,960,620)
SHAREHOLDER TRANSACTIONS
Subscriptions 28,839,068 186,236,611 213,601,605 599,018,623
Reinvestments of distributions 47,035,184 103,323,244 22,673,194 23,394,008
Redemptions (245,805,411) (170,035,827) (89,924,438) (123,073,867)
Net increase (decrease) from shareholder transactions (169,931,159) 119,524,028 146,350,361 499,338,764
Net increase (decrease) in net assets (28,915,726) (383,901,506) 419,053,508 177,365,094
NET ASSETS
Beginning of period 1,195,171,573 1,579,073,079 1,145,824,102 968,459,008
End of period $ 1,166,255,847 $ 1,195,171,573 $ 1,564,877,610 $ 1,145,824,102

Financial Highlights
See Notes to Financial Statements
132
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.1
GROWTH & INCOME FUND
Institutional Class:
4/30/23
#
$ 13.58 $ 0.08 $ 1.15 $ 1.23 $ (0.12) $ (0.97) $ (1.09) $ 13.72
10/31/22 20.07 0.17 (3.24) (3.07) (0.17) (3.25) (3.42) 13.58
10/31/21 15.16 0.14 5.97 6.11 (0.16) (1.04) (1.20) 20.07
10/31/20 14.63 0.17 1.33 1.50 (0.21) (0.76) (0.97) 15.16
10/31/19 14.44 0.21 1.20 1.41 (0.18) (1.04) (1.22) 14.63
10/31/18 14.34 0.17 0.62 0.79 (0.15) (0.54) (0.69) 14.44
Advisor Class:
4/30/23
#
13.60 0.07 1.15 1.22 (0.12) (0.97) (1.09) 13.73
10/31/22 20.09 0.15 (3.23) (3.08) (0.16) (3.25) (3.41) 13.60
10/31/21 15.17 0.12 5.99 6.11 (0.15) (1.04) (1.19) 20.09
10/31/20 14.64 0.15 1.33 1.48 (0.19) (0.76) (0.95) 15.17
10/31/19 14.45 0.20 1.19 1.39 (0.16) (1.04) (1.20) 14.64
10/31/18 14.34 0.15 0.64 0.79 (0.14) (0.54) (0.68) 14.45
Premier Class:
4/30/23
#
13.62 0.07 1.15 1.22 (0.11) (0.97) (1.08) 13.76
10/31/22 20.11 0.14 (3.23) (3.09) (0.15) (3.25) (3.40) 13.62
10/31/21 15.19 0.11 5.99 6.10 (0.14) (1.04) (1.18) 20.11
10/31/20 14.65 0.15 1.33 1.48 (0.18) (0.76) (0.94) 15.19
10/31/19 14.45 0.19 1.20 1.39 (0.15) (1.04) (1.19) 14.65
10/31/18 14.35 0.14 0.63 0.77 (0.13) (0.54) (0.67) 14.45
Retirement Class:
4/30/23
#
13.95 0.06 1.19 1.25 (0.11) (0.97) (1.08) 14.12
10/31/22 20.51 0.13 (3.31) (3.18) (0.13) (3.25) (3.38) 13.95
10/31/21 15.47 0.09 6.11 6.20 (0.12) (1.04) (1.16) 20.51
10/31/20 14.91 0.13 1.36 1.49 (0.17) (0.76) (0.93) 15.47
10/31/19 14.69 0.18 1.22 1.40 (0.14) (1.04) (1.18) 14.91
10/31/18 14.57 0.13 0.64 0.77 (0.11) (0.54) (0.65) 14.69
Retail Class:
4/30/23
#
20.52 0.09 1.80 1.89 (0.10) (0.97) (1.07) 21.34
10/31/22 28.59 0.20 (4.90) (4.70) (0.12) (3.25) (3.37) 20.52
10/31/21 21.14 0.12 8.46 8.58 (0.09) (1.04) (1.13) 28.59
10/31/20 20.02 0.17 1.86 2.03 (0.15) (0.76) (0.91) 21.14
10/31/19 19.30 0.23 1.65 1.88 (0.12) (1.04) (1.16) 20.02
10/31/18 18.94 0.16 0.83 0.99 (0.09) (0.54) (0.63) 19.30
Class W:
4/30/23
#
13.58 0.10 1.15 1.25 (0.15) (0.97) (1.12) 13.71
10/31/22 20.07 0.23 (3.23) (3.00) (0.24) (3.25) (3.49) 13.58
10/31/21 15.16 0.21 5.98 6.19 (0.24) (1.04) (1.28) 20.07
10/31/20 14.64 0.22 1.32 1.54 (0.26) (0.76) (1.02) 15.16
10/31/19 14.45 0.27 1.19 1.46 (0.23) (1.04) (1.27) 14.64
10/31/18
†
15.93 0.01 (1.49) (1.48) — — — 14.45
#
Unaudited
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to Financial
Statements, when applicable.
f
Does not include in-kind transactions.

See Notes to Financial Statements
133
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
9.85% $ 1,407,333 0.41%
c
0.40%
c
1.17%
c
92%
(18.53) 1,358,311 0.41 0.40 1.08 74
42.33 1,988,937 0.40 0.40 0.77 61
f
10.81 1,126,795 0.40 0.40 1.15 64
10.94 1,409,853 0.41 0.40 1.51 68
5.61 1,688,858 0.40 0.40 1.11 59
9.70 3,016 0.50
c
0.49
c
1.08
c
92
(18.59) 3,048 0.50 0.50 1.01 74
42.23 3,428 0.50 0.50 0.66 61
f
10.70 2,701 0.49 0.49 1.04 64
10.83 2,075 0.51 0.50 1.44 68
5.56 437 0.50 0.50 0.98 59
9.73 8,283 0.56
c
0.55
c
1.02
c
92
(18.62) 8,396 0.55 0.55 0.87 74
42.08 20,731 0.55 0.55 0.63 61
f
10.67 25,805 0.55 0.55 1.03 64
10.74 44,314 0.56 0.55 1.34 68
5.52 132,573 0.55 0.55 0.94 59
9.66 415,022 0.66
c
0.65
c
0.92
c
92
(18.68) 406,033 0.66 0.65 0.83 74
41.96 577,096 0.65 0.65 0.51 61
f
10.50 452,343 0.65 0.65 0.89 64
10.67 497,202 0.66 0.65 1.27 68
5.39 553,819 0.65 0.65 0.83 59
9.69 1,369,235 0.70
c
0.65
c
0.92
c
92
(18.73) 1,292,439 0.69 0.62 0.87 74
41.97 1,664,005 0.69 0.69 0.48 61
f
10.50 1,212,620 0.69 0.69 0.85 64
10.60 1,199,088 0.70 0.69 1.23 68
5.32 1,162,488 0.69 0.69 0.79 59
10.00 2,132,296 0.41
c
0.00
c
1.57
c
92
(18.17) 2,049,653 0.41 0.00 1.49 74
42.93 2,739,781 0.40 0.00 1.17 61
f
11.21 2,914,760 0.40 0.00 1.53 64
11.39 3,363,807 0.41 0.00 1.93 68
(9.29) 3,027,314 0.41
c
0.00
c
0.95
c
59

Financial Highlights
(continued)
See Notes to Financial Statements
134
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.2
LARGE-CAP GROWTH FUND
Institutional Class:
4/30/23
#
$ 16 .54 $ 0 .04 $ 2 .62 $ 2 .66 $ ( 0 .07 ) $ — $ ( 0 .07 ) $ 19 .13
10/31/22 26 .91 0 .06 ( 7 .91 ) ( 7 .85 ) ( 0 .03 ) ( 2 .49 ) ( 2 .52 ) 16 .54
10/31/21 27 .14 0 .02 8 .17 8 .19 ( 0 .11 ) ( 8 .31 ) ( 8 .42 ) 26 .91
10/31/20 21 .43 0 .08 6 .59 6 .67 ( 0 .09 ) ( 0 .87 ) ( 0 .96 ) 27 .14
10/31/19 21 .42 0 .11 2 .37 2 .48 ( 0 .12 ) ( 2 .35 ) ( 2 .47 ) 21 .43
10/31/18 20 .08 0 .12 2 .08 2 .20 ( 0 .10 ) ( 0 .76 ) ( 0 .86 ) 21 .42
Advisor Class:
4/30/23
#
16 .52 0 .03 2 .61 2 .64 ( 0 .05 ) — ( 0 .05 ) 19 .11
10/31/22 26 .88 0 .05 ( 7 .91 ) ( 7 .86 ) ( 0 .01 ) ( 2 .49 ) ( 2 .50 ) 16 .52
10/31/21 27 .12 0 .00
d
8 .17 8 .17 ( 0 .10 ) ( 8 .31 ) ( 8 .41 ) 26 .88
10/31/20 21 .41 0 .06 6 .59 6 .65 ( 0 .07 ) ( 0 .87 ) ( 0 .94 ) 27 .12
10/31/19 21 .40 0 .10 2 .37 2 .47 ( 0 .11 ) ( 2 .35 ) ( 2 .46 ) 21 .41
10/31/18 20 .06 0 .06 2 .11 2 .17 ( 0 .07 ) ( 0 .76 ) ( 0 .83 ) 21 .40
Premier Class:
4/30/23
#
16 .52 0 .03 2 .61 2 .64 ( 0 .04 ) — ( 0 .04 ) 19 .12
10/31/22 26 .88 0 .03 ( 7 .90 ) ( 7 .87 ) — ( 2 .49 ) ( 2 .49 ) 16 .52
10/31/21 27 .10 ( 0 .01 ) 8 .16 8 .15 ( 0 .06 ) ( 8 .31 ) ( 8 .37 ) 26 .88
10/31/20 21 .40 0 .05 6 .58 6 .63 ( 0 .06 ) ( 0 .87 ) ( 0 .93 ) 27 .10
10/31/19 21 .37 0 .08 2 .37 2 .45 ( 0 .07 ) ( 2 .35 ) ( 2 .42 ) 21 .40
10/31/18 20 .04 0 .08 2 .08 2 .16 ( 0 .07 ) ( 0 .76 ) ( 0 .83 ) 21 .37
Retirement Class:
4/30/23
#
16 .33 0 .02 2 .58 2 .60 ( 0 .02 ) — ( 0 .02 ) 18 .91
10/31/22 26 .63 0 .01 ( 7 .82 ) ( 7 .81 ) — ( 2 .49 ) ( 2 .49 ) 16 .33
10/31/21 26 .93 ( 0 .04 ) 8 .10 8 .06 ( 0 .05 ) ( 8 .31 ) ( 8 .36 ) 26 .63
10/31/20 21 .27 0 .02 6 .54 6 .56 ( 0 .03 ) ( 0 .87 ) ( 0 .90 ) 26 .93
10/31/19 21 .27 0 .06 2 .36 2 .42 ( 0 .07 ) ( 2 .35 ) ( 2 .42 ) 21 .27
10/31/18 19 .94 0 .05 2 .08 2 .13 ( 0 .04 ) ( 0 .76 ) ( 0 .80 ) 21 .27
Retail Class:
4/30/23
#
16 .43 0 .02 2 .60 2 .62 ( 0 .03 ) — ( 0 .03 ) 19 .02
10/31/22 26 .77 0 .02 ( 7 .87 ) ( 7 .85 ) — ( 2 .49 ) ( 2 .49 ) 16 .43
10/31/21 27 .03 ( 0 .05 ) 8 .14 8 .09 ( 0 .04 ) ( 8 .31 ) ( 8 .35 ) 26 .77
10/31/20 21 .34 0 .01 6 .57 6 .58 ( 0 .02 ) ( 0 .87 ) ( 0 .89 ) 27 .03
10/31/19 21 .33 0 .05 2 .36 2 .41 ( 0 .05 ) ( 2 .35 ) ( 2 .40 ) 21 .34
10/31/18 20 .00 0 .05 2 .08 2 .13 ( 0 .04 ) ( 0 .76 ) ( 0 .80 ) 21 .33
Class W:
4/30/23
#
16 .59 0 .07 2 .62 2 .69 ( 0 .15 ) — ( 0 .15 ) 19 .13
10/31/22 27 .00 0 .14 ( 7 .92 ) ( 7 .78 ) ( 0 .14 ) ( 2 .49 ) ( 2 .63 ) 16 .59
10/31/21 27 .24 0 .12 8 .19 8 .31 ( 0 .24 ) ( 8 .31 ) ( 8 .55 ) 27 .00
10/31/20 21 .50 0 .18 6 .61 6 .79 ( 0 .18 ) ( 0 .87 ) ( 1 .05 ) 27 .24
10/31/19 21 .43 0 .19 2 .37 2 .56 ( 0 .14 ) ( 2 .35 ) ( 2 .49 ) 21 .50
10/31/18
†
23 .77 0 .01 ( 2 .35 ) ( 2 .34 ) — — — 21 .43
#
Unaudited
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to Financial
Statements, when applicable.

See Notes to Financial Statements
135
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
16 .13% $ 1,354,208 0 .42%
c
0 .39%
c
0 .44%
c
20%
( 32 .08 ) 1,294,222 0 .41 0 .40 0 .30 64
37 .36 2,055,310 0 .40 0 .40 0 .09 47
32 .43 1,606,751 0 .41 0 .40 0 .34 143
13 .60 1,333,235 0 .42 0 .41 0 .54 97
11 .30 1,122,258 0 .41 0 .41 0 .55 90
16 .05 3,248 0 .50
c
0 .47
c
0 .37
c
20
( 32 .13 ) 3,715 0 .48 0 .47 0 .23 64
37 .25 5,462 0 .48 0 .48 0 .02 47
32 .33 4,820 0 .48 0 .48 0 .24 143
13 .55 2,995 0 .50 0 .50 0 .48 97
11 .19 7,303 0 .52 0 .52 0 .26 90
16 .02 12,139 0 .57
c
0 .54
c
0 .29
c
20
( 32 .17 ) 11,303 0 .56 0 .55 0 .15 64
37 .18 15,987 0 .55 0 .55 ( 0 .06 ) 47
32 .22 14,407 0 .56 0 .55 0 .22 143
13 .45 19,839 0 .57 0 .56 0 .39 97
11 .11 19,249 0 .57 0 .57 0 .38 90
15 .93 308,978 0 .67
c
0 .64
c
0 .19
c
20
( 32 .22 ) 272,488 0 .66 0 .65 0 .04 64
36 .99 477,945 0 .65 0 .65 ( 0 .16 ) 47
32 .08 395,851 0 .66 0 .65 0 .08 143
13 .35 309,694 0 .66 0 .66 0 .30 97
11 .03 343,094 0 .67 0 .67 0 .25 90
15 .95 1,053,963 0 .72
c
0 .65
c
0 .19
c
20
( 32 .23 ) 936,049 0 .71 0 .62 0 .08 64
36 .96 1,476,126 0 .69 0 .69 ( 0 .20 ) 47
32 .05 1,127,972 0 .70 0 .70 0 .04 143
13 .25 991,814 0 .71 0 .71 0 .24 97
10 .97 986,875 0 .72 0 .72 0 .22 90
16 .33 2,330,622 0 .42
c
0 .01
c
0 .83
c
20
( 31 .80 ) 2,179,231 0 .41 0.00 0 .70 64
37 .86 3,158,816 0 .40 0.00 0 .49 47
32 .94 2,942,406 0 .41 0.00 0 .75 143
14 .11 3,050,002 0 .41 0.00 0 .95 97
( 9 .84 ) 2,671,086 0 .42
c
0.00
c
0 .42
c
90

Financial Highlights
(continued)
See Notes to Financial Statements
136
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.3
LARGE-CAP VALUE FUND
Institutional Class:
4/30/23
#
$ 19 .73 $ 0 .17 $ 0 .83 $ 1 .00 $ ( 0 .35 ) $ ( 0 .81 ) $ ( 1 .16 ) $ 19 .57
10/31/22 23 .14 0 .32 ( 1 .73 ) ( 1 .41 ) ( 0 .32 ) ( 1 .68 ) ( 2 .00 ) 19 .73
10/31/21 16 .01 0 .28 7 .20 7 .48 ( 0 .35 ) — ( 0 .35 ) 23 .14
10/31/20 17 .68 0 .33 ( 1 .62 ) ( 1 .29 ) ( 0 .38 ) — ( 0 .38 ) 16 .01
10/31/19 17 .98 0 .34 1 .23 1 .57 ( 0 .34 ) ( 1 .53 ) ( 1 .87 ) 17 .68
10/31/18 19 .56 0 .33 ( 0 .64 ) ( 0 .31 ) ( 0 .28 ) ( 0 .99 ) ( 1 .27 ) 17 .98
Advisor Class:
4/30/23
#
19 .71 0 .16 0 .83 0 .99 ( 0 .34 ) ( 0 .81 ) ( 1 .15 ) 19 .55
10/31/22 23 .12 0 .31 ( 1 .74 ) ( 1 .43 ) ( 0 .30 ) ( 1 .68 ) ( 1 .98 ) 19 .71
10/31/21 15 .99 0 .26 7 .21 7 .47 ( 0 .34 ) — ( 0 .34 ) 23 .12
10/31/20 17 .67 0 .31 ( 1 .61 ) ( 1 .30 ) ( 0 .38 ) — ( 0 .38 ) 15 .99
10/31/19 17 .97 0 .33 1 .23 1 .56 ( 0 .33 ) ( 1 .53 ) ( 1 .86 ) 17 .67
10/31/18 19 .54 0 .32 ( 0 .63 ) ( 0 .31 ) ( 0 .27 ) ( 0 .99 ) ( 1 .26 ) 17 .97
Premier Class:
4/30/23
#
19 .68 0 .15 0 .83 0 .98 ( 0 .32 ) ( 0 .81 ) ( 1 .13 ) 19 .53
10/31/22 23 .08 0 .29 ( 1 .73 ) ( 1 .44 ) ( 0 .28 ) ( 1 .68 ) ( 1 .96 ) 19 .68
10/31/21 15 .97 0 .24 7 .19 7 .43 ( 0 .32 ) — ( 0 .32 ) 23 .08
10/31/20 17 .63 0 .31 ( 1 .62 ) ( 1 .31 ) ( 0 .35 ) — ( 0 .35 ) 15 .97
10/31/19 17 .92 0 .32 1 .22 1 .54 ( 0 .30 ) ( 1 .53 ) ( 1 .83 ) 17 .63
10/31/18 19 .50 0 .30 ( 0 .64 ) ( 0 .34 ) ( 0 .25 ) ( 0 .99 ) ( 1 .24 ) 17 .92
Retirement Class:
4/30/23
#
19 .63 0 .14 0 .83 0 .97 ( 0 .30 ) ( 0 .81 ) ( 1 .11 ) 19 .49
10/31/22 23 .03 0 .27 ( 1 .73 ) ( 1 .46 ) ( 0 .26 ) ( 1 .68 ) ( 1 .94 ) 19 .63
10/31/21 15 .93 0 .22 7 .19 7 .41 ( 0 .31 ) — ( 0 .31 ) 23 .03
10/31/20 17 .60 0 .29 ( 1 .63 ) ( 1 .34 ) ( 0 .33 ) — ( 0 .33 ) 15 .93
10/31/19 17 .88 0 .30 1 .23 1 .53 ( 0 .28 ) ( 1 .53 ) ( 1 .81 ) 17 .60
10/31/18 19 .46 0 .28 ( 0 .64 ) ( 0 .36 ) ( 0 .23 ) ( 0 .99 ) ( 1 .22 ) 17 .88
Retail Class:
4/30/23
#
18 .67 0 .13 0 .78 0 .91 ( 0 .30 ) ( 0 .81 ) ( 1 .11 ) 18 .47
10/31/22 21 .99 0 .26 ( 1 .65 ) ( 1 .39 ) ( 0 .25 ) ( 1 .68 ) ( 1 .93 ) 18 .67
10/31/21 15 .23 0 .20 6 .86 7 .06 ( 0 .30 ) — ( 0 .30 ) 21 .99
10/31/20 16 .84 0 .26 ( 1 .54 ) ( 1 .28 ) ( 0 .33 ) — ( 0 .33 ) 15 .23
10/31/19 17 .22 0 .28 1 .17 1 .45 ( 0 .30 ) ( 1 .53 ) ( 1 .83 ) 16 .84
10/31/18 18 .78 0 .26 ( 0 .61 ) ( 0 .35 ) ( 0 .22 ) ( 0 .99 ) ( 1 .21 ) 17 .22
Class W:
4/30/23
#
19 .80 0 .21 0 .82 1 .03 ( 0 .44 ) ( 0 .81 ) ( 1 .25 ) 19 .58
10/31/22 23 .22 0 .41 ( 1 .73 ) ( 1 .32 ) ( 0 .42 ) ( 1 .68 ) ( 2 .10 ) 19 .80
10/31/21 16 .07 0 .36 7 .22 7 .58 ( 0 .43 ) — ( 0 .43 ) 23 .22
10/31/20 17 .74 0 .39 ( 1 .61 ) ( 1 .22 ) ( 0 .45 ) — ( 0 .45 ) 16 .07
10/31/19 17 .98 0 .40 1 .25 1 .65 ( 0 .36 ) ( 1 .53 ) ( 1 .89 ) 17 .74
10/31/18
†
19 .54 0 .02 ( 1 .58 ) ( 1 .56 ) — — — 17 .98
#
Unaudited
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to Financial
Statements, when applicable.

See Notes to Financial Statements
137
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
5 .24% $ 1,784,589 0 .41%
c
0 .41%
c
1 .73%
c
9%
( 6 .76 ) 1,825,968 0 .41 0 .41 1 .59 21
47 .32 1,898,837 0 .41 0 .40 1 .32 14
( 7 .51 ) 1,467,747 0 .41 0 .40 1 .98 26
10 .23 1,922,604 0 .41 0 .39 2 .06 79
( 1 .84 ) 2,427,959 0 .40 0 .40 1 .73 53
5 .17 500 0 .49
c
0 .49
c
1 .65
c
9
( 6 .83 ) 498 0 .49 0 .49 1 .51 21
47 .30 520 0 .48 0 .48 1 .23 14
( 7 .60 ) 257 0 .47 0 .46 1 .91 26
10 .17 181 0 .45 0 .43 2 .00 79
( 1 .85 ) 171 0 .46 0 .45 1 .66 53
5 .14 69,912 0 .56
c
0 .56
c
1 .58
c
9
( 6 .88 ) 67,185 0 .56 0 .56 1 .42 21
47 .06 77,309 0 .56 0 .55 1 .18 14
( 7 .65 ) 69,391 0 .56 0 .55 1 .85 26
10 .10 130,723 0 .56 0 .54 1 .92 79
( 2 .01 ) 209,131 0 .55 0 .55 1 .56 53
5 .11 501,592 0 .66
c
0 .65
c
1 .49
c
9
( 7 .00 ) 485,219 0 .66 0 .66 1 .33 21
47 .01 521,413 0 .66 0 .65 1 .08 14
( 7 .80 ) 423,110 0 .66 0 .65 1 .73 26
10 .03 579,719 0 .66 0 .64 1 .82 79
( 2 .11 ) 750,194 0 .65 0 .65 1 .46 53
5 .05 147,289 0 .72
c
0 .70
c
1 .45
c
9
( 6 .99 ) 144,801 0 .72 0 .67 1 .33 21
46 .88 155,733 0 .72 0 .71 1 .01 14
( 7 .81 ) 108,093 0 .73 0 .72 1 .67 26
9 .92 132,317 0 .72 0 .70 1 .75 79
( 2 .13 ) 130,587 0 .71 0 .70 1 .41 53
5 .41 2,213,127 0 .41
c
0.00
c
2 .14
c
9
( 6 .34 ) 2,398,375 0 .41 0.00 1 .99 21
47 .95 2,858,782 0 .41 0.00 1 .73 14
( 7 .19 ) 2,698,308 0 .41 0.00 2 .37 26
10 .66 2,900,604 0 .41 0.00 2 .43 79
( 7 .93 ) 2,706,272 0 .41
c
0.00
c
1 .56
c
53

Financial Highlights
(continued)
See Notes to Financial Statements
138
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.4
MID-CAP GROWTH FUND
Institutional Class:
4/30/23
#
$ 16 .62 $ 0 .02 $ 1 .22 $ 1 .24 $ ( 0 .10 ) $ — $ ( 0 .10 ) $ 17 .76
10/31/22 30 .82 0 .09 ( 10 .55 ) ( 10 .46 ) — ( 3 .74 ) ( 3 .74 ) 16 .62
10/31/21 25 .15 ( 0 .06 ) 8 .91 8 .85 — ( 3 .18 ) ( 3 .18 ) 30 .82
10/31/20 22 .21 0 .00
d
5 .32 5 .32 ( 0 .04 ) ( 2 .34 ) ( 2 .38 ) 25 .15
10/31/19 22 .29 0 .04 2 .90 2 .94 ( 0 .08 ) ( 2 .94 ) ( 3 .02 ) 22 .21
10/31/18 24 .00 0 .09 0 .46 0 .55 ( 0 .13 ) ( 2 .13 ) ( 2 .26 ) 22 .29
Advisor Class:
4/30/23
#
16 .58 0 .01 1 .20 1 .21 ( 0 .14 ) — ( 0 .14 ) 17 .65
10/31/22 30 .79 0 .01 ( 10 .48 ) ( 10 .47 ) — ( 3 .74 ) ( 3 .74 ) 16 .58
10/31/21 25 .14 ( 0 .07 ) 8 .90 8 .83 — ( 3 .18 ) ( 3 .18 ) 30 .79
10/31/20 22 .20 ( 0 .08 ) 5 .39 5 .31 ( 0 .03 ) ( 2 .34 ) ( 2 .37 ) 25 .14
10/31/19 22 .28 0 .03 2 .90 2 .93 ( 0 .07 ) ( 2 .94 ) ( 3 .01 ) 22 .20
10/31/18 23 .99 0 .08 0 .45 0 .53 ( 0 .11 ) ( 2 .13 ) ( 2 .24 ) 22 .28
Premier Class:
4/30/23
#
16 .40 0 .01 1 .20 1 .21 ( 0 .07 ) — ( 0 .07 ) 17 .54
10/31/22 30 .51 0 .06 ( 10 .43 ) ( 10 .37 ) — ( 3 .74 ) ( 3 .74 ) 16 .40
10/31/21 24 .96 ( 0 .10 ) 8 .83 8 .73 — ( 3 .18 ) ( 3 .18 ) 30 .51
10/31/20 22 .05 ( 0 .03 ) 5 .28 5 .25 ( 0 .00 )
d
( 2 .34 ) ( 2 .34 ) 24 .96
10/31/19 22 .14 0 .01 2 .89 2 .90 ( 0 .05 ) ( 2 .94 ) ( 2 .99 ) 22 .05
10/31/18 23 .85 0 .05 0 .46 0 .51 ( 0 .09 ) ( 2 .13 ) ( 2 .22 ) 22 .14
Retirement Class:
4/30/23
#
15 .73 ( 0 .00 )
d
1 .14 1 .14 ( 0 .05 ) — ( 0 .05 ) 16 .82
10/31/22 29 .44 0 .04 ( 10 .01 ) ( 9 .97 ) — ( 3 .74 ) ( 3 .74 ) 15 .73
10/31/21 24 .21 ( 0 .13 ) 8 .54 8 .41 — ( 3 .18 ) ( 3 .18 ) 29 .44
10/31/20 21 .47 ( 0 .06 ) 5 .14 5 .08 — ( 2 .34 ) ( 2 .34 ) 24 .21
10/31/19 21 .63 ( 0 .01 ) 2 .81 2 .80 ( 0 .02 ) ( 2 .94 ) ( 2 .96 ) 21 .47
10/31/18 23 .35 0 .03 0 .45 0 .48 ( 0 .07 ) ( 2 .13 ) ( 2 .20 ) 21 .63
Retail Class:
4/30/23
#
15 .68 ( 0 .00 )
d
1 .14 1 .14 ( 0 .06 ) — ( 0 .06 ) 16 .76
10/31/22 29 .36 0 .05 ( 9 .99 ) ( 9 .94 ) — ( 3 .74 ) ( 3 .74 ) 15 .68
10/31/21 24 .15 ( 0 .14 ) 8 .53 8 .39 — ( 3 .18 ) ( 3 .18 ) 29 .36
10/31/20 21 .44 ( 0 .07 ) 5 .12 5 .05 — ( 2 .34 ) ( 2 .34 ) 24 .15
10/31/19 21 .60 ( 0 .02 ) 2 .81 2 .79 ( 0 .01 ) ( 2 .94 ) ( 2 .95 ) 21 .44
10/31/18 23 .32 0 .01 0 .46 0 .47 ( 0 .06 ) ( 2 .13 ) ( 2 .19 ) 21 .60
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to Financial
Statements, when applicable.

See Notes to Financial Statements
139
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
7 .48% $ 553,880 0 .49%
c
0 .49%
c
0 .22%
c
17%
( 37 .82 ) 591,705 0 .48 0 .48 0 .46 62
37 .33 1,113,795 0 .46 0 .46 ( 0 .20 ) 76
26 .16 721,712 0 .48 0 .48 ( 0 .02 ) 107
15 .93 761,182 0 .48 0 .48 0 .20 81
2 .29 759,278 0 .47 0 .47 0 .37 70
7 .37 184 0 .58
c
0 .58
c
0 .12
c
17
( 37 .90 ) 179 0 .47 0 .47 0 .05 62
37 .26 7,557 0 .50 0 .50 ( 0 .24 ) 76
26 .09 5,113 0 .56 0 .56 ( 0 .32 ) 107
15 .87 214 0 .54 0 .54 0 .14 81
2 .22 160 0 .52 0 .52 0 .32 70
7 .39 27,228 0 .64
c
0 .64
c
0 .07
c
17
( 37 .92 ) 28,494 0 .63 0 .63 0 .28 62
37 .11 60,298 0 .61 0 .61 ( 0 .35 ) 76
26 .03 39,582 0 .63 0 .63 ( 0 .16 ) 107
15 .70 52,210 0 .63 0 .63 0 .06 81
2 .13 71,504 0 .62 0 .62 0 .22 70
7 .27 289,657 0 .74
c
0 .74
c
( 0 .03 )
c
17
( 37 .94 ) 291,903 0 .73 0 .73 0 .21 62
36 .93 524,637 0 .71 0 .71 ( 0 .46 ) 76
25 .91 375,489 0 .73 0 .73 ( 0 .28 ) 107
15 .61 350,839 0 .73 0 .73 ( 0 .05 ) 81
2 .04 352,638 0 .72 0 .72 0 .12 70
7 .28 176,573 0 .80
c
0 .76
c
( 0 .06 )
c
17
( 37 .94 ) 170,207 0 .78 0 .70 0 .24 62
36 .93 297,057 0 .75 0 .75 ( 0 .50 ) 76
25 .80 225,291 0 .78 0 .78 ( 0 .33 ) 107
15 .56 198,852 0 .78 0 .78 ( 0 .10 ) 81
1 .99 179,846 0 .77 0 .77 0 .06 70

Financial Highlights
(continued)
See Notes to Financial Statements
140
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.5
MID-CAP VALUE FUND
Institutional Class:
4/30/23
#
$ 17 .45 $ 0 .13 $ ( 0 .27 ) $ ( 0 .14 ) $ ( 0 .36 ) $ ( 1 .98 ) $ ( 2 .34 ) $ 14 .97
10/31/22 21 .23 0 .33 ( 1 .23 ) ( 0 .90 ) ( 0 .23 ) ( 2 .65 ) ( 2 .88 ) 17 .45
10/31/21 14 .40 0 .21 6 .92 7 .13 ( 0 .30 ) — ( 0 .30 ) 21 .23
10/31/20 20 .40 0 .23 ( 2 .47 ) ( 2 .24 ) ( 0 .44 ) ( 3 .32 ) ( 3 .76 ) 14 .40
10/31/19 22 .30 0 .43 0 .87 1 .30 ( 0 .41 ) ( 2 .79 ) ( 3 .20 ) 20 .40
10/31/18 24 .81 0 .39 ( 0 .83 ) ( 0 .44 ) ( 0 .40 ) ( 1 .67 ) ( 2 .07 ) 22 .30
Advisor Class:
4/30/23
#
17 .42 0 .12 ( 0 .26 ) ( 0 .14 ) ( 0 .35 ) ( 1 .98 ) ( 2 .33 ) 14 .95
10/31/22 21 .20 0 .31 ( 1 .23 ) ( 0 .92 ) ( 0 .21 ) ( 2 .65 ) ( 2 .86 ) 17 .42
10/31/21 14 .38 0 .20 6 .90 7 .10 ( 0 .28 ) — ( 0 .28 ) 21 .20
10/31/20 20 .37 0 .23 ( 2 .47 ) ( 2 .24 ) ( 0 .43 ) ( 3 .32 ) ( 3 .75 ) 14 .38
10/31/19 22 .28 0 .43 0 .84 1 .27 ( 0 .39 ) ( 2 .79 ) ( 3 .18 ) 20 .37
10/31/18 24 .77 0 .36 ( 0 .81 ) ( 0 .45 ) ( 0 .37 ) ( 1 .67 ) ( 2 .04 ) 22 .28
Premier Class:
4/30/23
#
17 .40 0 .11 ( 0 .26 ) ( 0 .15 ) ( 0 .33 ) ( 1 .98 ) ( 2 .31 ) 14 .94
10/31/22 21 .18 0 .30 ( 1 .24 ) ( 0 .94 ) ( 0 .19 ) ( 2 .65 ) ( 2 .84 ) 17 .40
10/31/21 14 .37 0 .18 6 .90 7 .08 ( 0 .27 ) — ( 0 .27 ) 21 .18
10/31/20 20 .34 0 .21 ( 2 .46 ) ( 2 .25 ) ( 0 .40 ) ( 3 .32 ) ( 3 .72 ) 14 .37
10/31/19 22 .24 0 .39 0 .86 1 .25 ( 0 .36 ) ( 2 .79 ) ( 3 .15 ) 20 .34
10/31/18 24 .73 0 .35 ( 0 .81 ) ( 0 .46 ) ( 0 .36 ) ( 1 .67 ) ( 2 .03 ) 22 .24
Retirement Class:
4/30/23
#
17 .27 0 .11 ( 0 .27 ) ( 0 .16 ) ( 0 .31 ) ( 1 .98 ) ( 2 .29 ) 14 .82
10/31/22 21 .04 0 .28 ( 1 .22 ) ( 0 .94 ) ( 0 .18 ) ( 2 .65 ) ( 2 .83 ) 17 .27
10/31/21 14 .28 0 .16 6 .86 7 .02 ( 0 .26 ) — ( 0 .26 ) 21 .04
10/31/20 20 .24 0 .20 ( 2 .45 ) ( 2 .25 ) ( 0 .39 ) ( 3 .32 ) ( 3 .71 ) 14 .28
10/31/19 22 .14 0 .38 0 .85 1 .23 ( 0 .34 ) ( 2 .79 ) ( 3 .13 ) 20 .24
10/31/18 24 .63 0 .32 ( 0 .81 ) ( 0 .49 ) ( 0 .33 ) ( 1 .67 ) ( 2 .00 ) 22 .14
Retail Class:
4/30/23
#
16 .70 0 .10 ( 0 .25 ) ( 0 .15 ) ( 0 .32 ) ( 1 .98 ) ( 2 .30 ) 14 .25
10/31/22 20 .42 0 .27 ( 1 .17 ) ( 0 .90 ) ( 0 .17 ) ( 2 .65 ) ( 2 .82 ) 16 .70
10/31/21 13 .86 0 .15 6 .66 6 .81 ( 0 .25 ) — ( 0 .25 ) 20 .42
10/31/20 19 .76 0 .18 ( 2 .38 ) ( 2 .20 ) ( 0 .38 ) ( 3 .32 ) ( 3 .70 ) 13 .86
10/31/19 21 .70 0 .36 0 .83 1 .19 ( 0 .34 ) ( 2 .79 ) ( 3 .13 ) 19 .76
10/31/18 24 .19 0 .31 ( 0 .81 ) ( 0 .50 ) ( 0 .32 ) ( 1 .67 ) ( 1 .99 ) 21 .70
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to Financial
Statements, when applicable.

See Notes to Financial Statements
141
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
( 1 .02 ) % $ 1,002,004 0 .46%
c
0 .45%
c
1 .61%
c
43%
( 5 .28 ) 1,089,731 0 .45 0 .45 1 .83 80
50 .13 1,291,813 0 .45 0 .44 1 .11 80
( 14 .12 ) 1,045,293 0 .46 0 .43 1 .47 143
7 .32 1,881,808 0 .44 0 .40 2 .17 81
( 2 .12 ) 2,312,195 0 .42 0 .39 1 .62 25
( 1 .06 ) 420 0 .56
c
0 .56
c
1 .52
c
43
( 5 .39 ) 465 0 .54 0 .54 1 .70 80
49 .96 416 0 .54 0 .54 1 .05 80
( 14 .17 ) 446 0 .55 0 .53 1 .45 143
7 .18 879 0 .54 0 .49 2 .22 81
( 2 .17 ) 372 0 .51 0 .48 1 .53 25
( 1 .08 ) 52,874 0 .61
c
0 .60
c
1 .45
c
43
( 5 .46 ) 53,551 0 .60 0 .60 1 .65 80
49 .84 73,331 0 .60 0 .59 0 .95 80
( 14 .20 ) 68,187 0 .61 0 .58 1 .36 143
7 .11 124,254 0 .59 0 .55 1 .98 81
( 2 .21 ) 207,370 0 .57 0 .54 1 .46 25
( 1 .14 ) 436,057 0 .71
c
0 .70
c
1 .36
c
43
( 5 .54 ) 468,267 0 .70 0 .70 1 .56 80
49 .70 589,412 0 .70 0 .69 0 .86 80
( 14 .29 ) 413,497 0 .71 0 .68 1 .29 143
7 .01 590,795 0 .69 0 .65 1 .92 81
( 2 .33 ) 716,431 0 .67 0 .64 1 .37 25
( 1 .23 ) 186,209 0 .77
c
0 .74
c
1 .32
c
43
( 5 .50 ) 196,682 0 .76 0 .70 1 .57 80
49 .65 224,262 0 .76 0 .75 0 .80 80
( 14 .37 ) 168,504 0 .78 0 .76 1 .21 143
6 .96 230,989 0 .74 0 .70 1 .89 81
( 2 .40 ) 243,079 0 .72 0 .69 1 .32 25

Financial Highlights
(continued)
See Notes to Financial Statements
142
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.6
QUANT SMALL-CAP EQUITY FUND
Institutional Class:
4/30/23
#
$ 16 .68 $ 0 .09 $ ( 0 .50 ) $ ( 0 .41 ) $ ( 0 .16 ) $ ( 0 .83 ) $ ( 0 .99 ) $ 15 .28
10/31/22 23 .18 0 .15 ( 2 .62 ) ( 2 .47 ) ( 0 .12 ) ( 3 .91 ) ( 4 .03 ) 16 .68
10/31/21 14 .40 0 .10 8 .80 8 .90 ( 0 .12 ) — ( 0 .12 ) 23 .18
10/31/20 16 .59 0 .09 ( 1 .38 ) ( 1 .29 ) ( 0 .18 ) ( 0 .72 ) ( 0 .90 ) 14 .40
10/31/19 18 .77 0 .16 0 .55 0 .71 ( 0 .14 ) ( 2 .75 ) ( 2 .89 ) 16 .59
10/31/18 20 .69 0 .14 0 .06 0 .20 ( 0 .16 ) ( 1 .96 ) ( 2 .12 ) 18 .77
Advisor Class:
4/30/23
#
16 .67 0 .09 ( 0 .50 ) ( 0 .41 ) ( 0 .15 ) ( 0 .83 ) ( 0 .98 ) 15 .28
10/31/22 23 .17 0 .14 ( 2 .62 ) ( 2 .48 ) ( 0 .11 ) ( 3 .91 ) ( 4 .02 ) 16 .67
10/31/21 14 .39 0 .08 8 .80 8 .88 ( 0 .10 ) — ( 0 .10 ) 23 .17
10/31/20 16 .56 0 .08 ( 1 .38 ) ( 1 .30 ) ( 0 .15 ) ( 0 .72 ) ( 0 .87 ) 14 .39
10/31/19 18 .75 0 .15 0 .53 0 .68 ( 0 .12 ) ( 2 .75 ) ( 2 .87 ) 16 .56
10/31/18 20 .67 0 .11 0 .08 0 .19 ( 0 .15 ) ( 1 .96 ) ( 2 .11 ) 18 .75
Premier Class:
4/30/23
#
16 .54 0 .08 ( 0 .50 ) ( 0 .42 ) ( 0 .13 ) ( 0 .83 ) ( 0 .96 ) 15 .16
10/31/22 23 .01 0 .12 ( 2 .60 ) ( 2 .48 ) ( 0 .08 ) ( 3 .91 ) ( 3 .99 ) 16 .54
10/31/21 14 .30 0 .07 8 .73 8 .80 ( 0 .09 ) — ( 0 .09 ) 23 .01
10/31/20 16 .47 0 .07 ( 1 .37 ) ( 1 .30 ) ( 0 .15 ) ( 0 .72 ) ( 0 .87 ) 14 .30
10/31/19 18 .64 0 .14 0 .54 0 .68 ( 0 .10 ) ( 2 .75 ) ( 2 .85 ) 16 .47
10/31/18 20 .57 0 .10 0 .06 0 .16 ( 0 .13 ) ( 1 .96 ) ( 2 .09 ) 18 .64
Retirement Class:
4/30/23
#
16 .03 0 .07 ( 0 .49 ) ( 0 .42 ) ( 0 .11 ) ( 0 .83 ) ( 0 .94 ) 14 .67
10/31/22 22 .43 0 .10 ( 2 .53 ) ( 2 .43 ) ( 0 .06 ) ( 3 .91 ) ( 3 .97 ) 16 .03
10/31/21 13 .94 0 .04 8 .53 8 .57 ( 0 .08 ) — ( 0 .08 ) 22 .43
10/31/20 16 .08 0 .06 ( 1 .35 ) ( 1 .29 ) ( 0 .13 ) ( 0 .72 ) ( 0 .85 ) 13 .94
10/31/19 18 .27 0 .12 0 .52 0 .64 ( 0 .08 ) ( 2 .75 ) ( 2 .83 ) 16 .08
10/31/18 20 .20 0 .08 0 .06 0 .14 ( 0 .11 ) ( 1 .96 ) ( 2 .07 ) 18 .27
Retail Class:
4/30/23
#
15 .76 0 .06 ( 0 .47 ) ( 0 .41 ) ( 0 .11 ) ( 0 .83 ) ( 0 .94 ) 14 .41
10/31/22 22 .12 0 .10 ( 2 .49 ) ( 2 .39 ) ( 0 .06 ) ( 3 .91 ) ( 3 .97 ) 15 .76
10/31/21 13 .75 0 .04 8 .41 8 .45 ( 0 .08 ) — ( 0 .08 ) 22 .12
10/31/20 15 .87 0 .05 ( 1 .32 ) ( 1 .27 ) ( 0 .13 ) ( 0 .72 ) ( 0 .85 ) 13 .75
10/31/19 18 .08 0 .12 0 .50 0 .62 ( 0 .08 ) ( 2 .75 ) ( 2 .83 ) 15 .87
10/31/18 20 .00 0 .07 0 .07 0 .14 ( 0 .10 ) ( 1 .96 ) ( 2 .06 ) 18 .08
Class W:
4/30/23
#
16 .72 0 .12 ( 0 .51 ) ( 0 .39 ) ( 0 .23 ) ( 0 .83 ) ( 1 .06 ) 15 .27
10/31/22 23 .25 0 .22 ( 2 .62 ) ( 2 .40 ) ( 0 .22 ) ( 3 .91 ) ( 4 .13 ) 16 .72
10/31/21 14 .43 0 .19 8 .81 9 .00 ( 0 .18 ) — ( 0 .18 ) 23 .25
10/31/20 16 .64 0 .14 ( 1 .37 ) ( 1 .23 ) ( 0 .26 ) ( 0 .72 ) ( 0 .98 ) 14 .43
10/31/19 18 .77 0 .23 0 .55 0 .78 ( 0 .16 ) ( 2 .75 ) ( 2 .91 ) 16 .64
10/31/18
†
20 .86 0 .00
d
( 2 .09 ) ( 2 .09 ) — — — 18 .77
#
Unaudited
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
f
Does not include in-kind transactions.

See Notes to Financial Statements
143
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
( 2 .54 ) % $ 1,444,195 0 .42%
c
0 .42%
c
1 .14%
c
33%
( 12 .42 ) 1,557,567 0 .42 0 .42 0 .87 74
62 .02 1,554,570 0 .41 0 .41 0 .49 64
f
( 8 .35 ) 1,150,062 0 .43 0 .40 0 .65 93
5 .34 1,482,549 0 .42 0 .39 1 .01 98
0 .85 1,728,014 0 .41 0 .40 0 .68 87
( 2 .54 ) 817 0 .49
c
0 .49
c
1 .10
c
33
( 12 .48 ) 1,006 0 .48 0 .48 0 .81 74
61 .95 781 0 .48 0 .47 0 .40 64
f
( 8 .46 ) 464 0 .50 0 .48 0 .58 93
5 .25 757 0 .52 0 .50 0 .89 98
0 .84 2,770 0 .48 0 .47 0 .58 87
( 2 .60 ) 59,181 0 .57
c
0 .57
c
0 .98
c
33
( 12 .58 ) 59,270 0 .57 0 .57 0 .72 74
61 .90 80,889 0 .56 0 .56 0 .31 64
f
( 8 .57 ) 65,169 0 .58 0 .55 0 .49 93
5 .28 114,749 0 .57 0 .54 0 .85 98
0 .68 152,816 0 .56 0 .55 0 .51 87
( 2 .66 ) 342,726 0 .67
c
0 .67
c
0 .89
c
33
( 12 .65 ) 368,657 0 .67 0 .67 0 .61 74
61 .64 451,648 0 .66 0 .66 0 .22 64
f
( 8 .61 ) 328,265 0 .68 0 .65 0 .40 93
5 .14 440,064 0 .67 0 .64 0 .76 98
0 .60 527,678 0 .66 0 .65 0 .40 87
( 2 .65 ) 122,894 0 .72
c
0 .71
c
0 .85
c
33
( 12 .67 ) 129,747 0 .72 0 .69 0 .60 74
61 .59 157,995 0 .72 0 .69 0 .18 64
f
( 8 .61 ) 100,998 0 .74 0 .67 0 .38 93
5 .06 127,462 0 .72 0 .65 0 .74 98
0 .62 146,385 0 .71 0 .67 0 .38 87
( 2 .36 ) 546,713 0 .42
c
0.00
c
1 .56
c
33
( 12 .05 ) 616,706 0 .42 0.00 1 .29 74
62 .73 830,786 0 .41 0.00 0 .88 64
f
( 8 .01 ) 679,638 0 .42 0.00 0 .98 93
5 .78 778,275 0 .42 0.00 1 .40 98
( 10 .02 ) 794,946 0 .41
c
0.00
c
( 0 .30 )
c
87

Financial Highlights
(continued)
See Notes to Financial Statements
144
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.7
QUANT SMALL/MID-CAP EQUITY FUND
Institutional Class:
4/30/23
#
$ 12 .98 $ 0 .05 $ ( 0 .11 ) $ ( 0 .06 ) $ ( 0 .11 ) $ ( 0 .81 ) $ ( 0 .92 ) $ 12 .00
10/31/22 18 .26 0 .15 ( 2 .26 ) ( 2 .11 ) ( 0 .19 ) ( 2 .98 ) ( 3 .17 ) 12 .98
10/31/21 11 .43 0 .12 6 .96 7 .08 ( 0 .10 ) ( 0 .15 ) ( 0 .25 ) 18 .26
10/31/20 12 .29 0 .10 ( 0 .24 ) ( 0 .14 ) ( 0 .11 ) ( 0 .61 ) ( 0 .72 ) 11 .43
10/31/19 12 .43 0 .11 1 .08 1 .19 ( 0 .10 ) ( 1 .23 ) ( 1 .33 ) 12 .29
10/31/18 12 .38 0 .13 0 .60 0 .73 ( 0 .13 ) ( 0 .55 ) ( 0 .68 ) 12 .43
Advisor Class:
4/30/23
#
13 .00 0 .05 ( 0 .12 ) ( 0 .07 ) ( 0 .10 ) ( 0 .81 ) ( 0 .91 ) 12 .02
10/31/22 18 .28 0 .12 ( 2 .25 ) ( 2 .13 ) ( 0 .17 ) ( 2 .98 ) ( 3 .15 ) 13 .00
10/31/21 11 .45 0 .10 6 .97 7 .07 ( 0 .09 ) ( 0 .15 ) ( 0 .24 ) 18 .28
10/31/20 12 .31 0 .08 ( 0 .23 ) ( 0 .15 ) ( 0 .10 ) ( 0 .61 ) ( 0 .71 ) 11 .45
10/31/19 12 .44 0 .11 1 .08 1 .19 ( 0 .09 ) ( 1 .23 ) ( 1 .32 ) 12 .31
10/31/18 12 .37 0 .07 0 .68 0 .75 ( 0 .13 ) ( 0 .55 ) ( 0 .68 ) 12 .44
Premier Class:
4/30/23
#
13 .06 0 .05 ( 0 .13 ) ( 0 .08 ) ( 0 .08 ) ( 0 .81 ) ( 0 .89 ) 12 .09
10/31/22 18 .35 0 .13 ( 2 .28 ) ( 2 .15 ) ( 0 .16 ) ( 2 .98 ) ( 3 .14 ) 13 .06
10/31/21 11 .49 0 .09 7 .00 7 .09 ( 0 .08 ) ( 0 .15 ) ( 0 .23 ) 18 .35
10/31/20 12 .27 0 .08 ( 0 .24 ) ( 0 .16 ) ( 0 .01 ) ( 0 .61 ) ( 0 .62 ) 11 .49
10/31/19 12 .41 0 .09 1 .08 1 .17 ( 0 .08 ) ( 1 .23 ) ( 1 .31 ) 12 .27
10/31/18 12 .36 0 .09 0 .62 0 .71 ( 0 .11 ) ( 0 .55 ) ( 0 .66 ) 12 .41
Retirement Class:
4/30/23
#
12 .89 0 .04 ( 0 .12 ) ( 0 .08 ) ( 0 .09 ) ( 0 .81 ) ( 0 .90 ) 11 .91
10/31/22 18 .16 0 .11 ( 2 .25 ) ( 2 .14 ) ( 0 .15 ) ( 2 .98 ) ( 3 .13 ) 12 .89
10/31/21 11 .38 0 .08 6 .93 7 .01 ( 0 .08 ) ( 0 .15 ) ( 0 .23 ) 18 .16
10/31/20 12 .24 0 .07 ( 0 .24 ) ( 0 .17 ) ( 0 .08 ) ( 0 .61 ) ( 0 .69 ) 11 .38
10/31/19 12 .39 0 .08 1 .07 1 .15 ( 0 .07 ) ( 1 .23 ) ( 1 .30 ) 12 .24
10/31/18 12 .34 0 .07 0 .63 0 .70 ( 0 .10 ) ( 0 .55 ) ( 0 .65 ) 12 .39
Retail Class:
4/30/23
#
12 .87 0 .04 ( 0 .12 ) ( 0 .08 ) ( 0 .07 ) ( 0 .81 ) ( 0 .88 ) 11 .91
10/31/22 18 .12 0 .10 ( 2 .24 ) ( 2 .14 ) ( 0 .13 ) ( 2 .98 ) ( 3 .11 ) 12 .87
10/31/21 11 .36 0 .05 6 .92 6 .97 ( 0 .06 ) ( 0 .15 ) ( 0 .21 ) 18 .12
10/31/20 12 .21 0 .06 ( 0 .23 ) ( 0 .17 ) ( 0 .07 ) ( 0 .61 ) ( 0 .68 ) 11 .36
10/31/19 12 .37 0 .07 1 .06 1 .13 ( 0 .06 ) ( 1 .23 ) ( 1 .29 ) 12 .21
10/31/18 12 .32 0 .06 0 .63 0 .69 ( 0 .09 ) ( 0 .55 ) ( 0 .64 ) 12 .37
Class W:
4/30/23
#
13 .05 0 .09 ( 0 .13 ) ( 0 .04 ) ( 0 .17 ) ( 0 .81 ) ( 0 .98 ) 12 .03
10/31/22 18 .36 0 .22 ( 2 .27 ) ( 2 .05 ) ( 0 .28 ) ( 2 .98 ) ( 3 .26 ) 13 .05
10/31/21 11 .48 0 .19 6 .99 7 .18 ( 0 .15 ) ( 0 .15 ) ( 0 .30 ) 18 .36
10/31/20 12 .34 0 .15 ( 0 .23 ) ( 0 .08 ) ( 0 .17 ) ( 0 .61 ) ( 0 .78 ) 11 .48
10/31/19 12 .44 0 .17 1 .07 1 .24 ( 0 .11 ) ( 1 .23 ) ( 1 .34 ) 12 .34
10/31/18
†
13 .81 0 .00
d
( 1 .37 ) ( 1 .37 ) — — — 12 .44
#
Unaudited
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
d
Value rounded to zero.

See Notes to Financial Statements
145
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
( 0 .39 ) % $ 80,060 0 .47%
c
0 .47%
c
0 .89%
c
42%
( 13 .73 ) 67,645 0 .48 0 .48 1 .08 90
62 .76 63,132 0 .47 0 .47 0 .73 85
( 1 .48 ) 41,061 0 .50 0 .50 0 .88 88
11 .20 43,317 0 .50 0 .50 0 .95 81
6 .02 34,106 0 .50 0 .50 1 .01 64
( 0 .49 ) 23,092 0 .59
c
0 .59
c
0 .77
c
42
( 13 .81 ) 14,375 0 .60 0 .60 0 .91 90
62 .57 9,481 0 .59 0 .59 0 .57 85
( 1 .55 ) 1,702 0 .58 0 .58 0 .72 88
11 .18 244 0 .54 0 .54 0 .94 81
6 .19 1,789 0 .57 0 .57 0 .54 64
( 0 .52 ) 121 0 .64
c
0 .64
c
0 .77
c
42
( 13 .86 ) 131 0 .64 0 .64 0 .92 90
62 .45 254 0 .66 0 .66 0 .54 85
( 1 .61 ) 115 0 .68 0 .68 0 .71 88
11 .04 123 0 .66 0 .66 0 .80 81
5 .89 1,241 0 .66 0 .66 0 .74 64
( 0 .57 ) 322,424 0 .71
c
0 .71
c
0 .67
c
42
( 13 .93 ) 258,943 0 .73 0 .73 0 .80 90
62 .34 91,997 0 .72 0 .72 0 .48 85
( 1 .70 ) 21,008 0 .75 0 .75 0 .61 88
10 .89 11,950 0 .75 0 .75 0 .71 81
5 .83 10,728 0 .76 0 .76 0 .57 64
( 0 .54 ) 18,598 0 .79
c
0 .79
c
0 .60
c
42
( 13 .97 ) 17,929 0 .81 0 .78 0 .75 90
62 .02 17,683 0 .87 0 .87 0 .32 85
( 1 .76 ) 6,757 0 .89 0 .89 0 .51 88
10 .67 5,765 0 .88 0 .88 0 .59 81
5 .77 5,699 0 .88 0 .87 0 .48 64
( 0 .18 ) 640,180 0 .46
c
0.00
c
1 .42
c
42
( 13 .30 ) 875,424 0 .48 0.00 1 .55 90
63 .50 972,344 0 .47 0.00 1 .19 85
( 0 .97 ) 675,231 0 .50 0.00 1 .37 88
11 .73 624,076 0 .50 0.00 1 .46 81
( 9 .92 ) 593,204 0 .52
c
0.00
c
( 0 .12 )
c
64

Financial Highlights
(continued)
See Notes to Financial Statements
146
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.8
SOCIAL CHOICE EQUITY FUND
Institutional Class:
4/30/23
#
$ 23 .20 $ 0 .20 $ 1 .26 $ 1 .46 $ ( 0 .36 ) $ ( 0 .75 ) $ ( 1 .11 ) $ 23 .55
10/31/22 30 .44 0 .34 ( 4 .89 ) ( 4 .55 ) ( 0 .33 ) ( 2 .36 ) ( 2 .69 ) 23 .20
10/31/21 21 .42 0 .31 9 .05 9 .36 ( 0 .30 ) ( 0 .04 ) ( 0 .34 ) 30 .44
10/31/20 20 .36 0 .31 1 .76 2 .07 ( 0 .33 ) ( 0 .68 ) ( 1 .01 ) 21 .42
10/31/19 19 .40 0 .34 2 .25 2 .59 ( 0 .31 ) ( 1 .32 ) ( 1 .63 ) 20 .36
10/31/18 19 .19 0 .33 0 .65 0 .98 ( 0 .31 ) ( 0 .46 ) ( 0 .77 ) 19 .40
Advisor Class:
4/30/23
#
23 .17 0 .19 1 .25 1 .44 ( 0 .34 ) ( 0 .75 ) ( 1 .09 ) 23 .52
10/31/22 30 .40 0 .32 ( 4 .88 ) ( 4 .56 ) ( 0 .31 ) ( 2 .36 ) ( 2 .67 ) 23 .17
10/31/21 21 .39 0 .29 9 .05 9 .34 ( 0 .29 ) ( 0 .04 ) ( 0 .33 ) 30 .40
10/31/20 20 .34 0 .29 1 .75 2 .04 ( 0 .31 ) ( 0 .68 ) ( 0 .99 ) 21 .39
10/31/19 19 .39 0 .33 2 .24 2 .57 ( 0 .30 ) ( 1 .32 ) ( 1 .62 ) 20 .34
10/31/18 19 .18 0 .33 0 .64 0 .97 ( 0 .30 ) ( 0 .46 ) ( 0 .76 ) 19 .39
Premier Class:
4/30/23
#
23 .08 0 .18 1 .24 1 .42 ( 0 .31 ) ( 0 .75 ) ( 1 .06 ) 23 .44
10/31/22 30 .29 0 .29 ( 4 .86 ) ( 4 .57 ) ( 0 .28 ) ( 2 .36 ) ( 2 .64 ) 23 .08
10/31/21 21 .32 0 .27 9 .01 9 .28 ( 0 .27 ) ( 0 .04 ) ( 0 .31 ) 30 .29
10/31/20 20 .27 0 .28 1 .74 2 .02 ( 0 .29 ) ( 0 .68 ) ( 0 .97 ) 21 .32
10/31/19 19 .33 0 .31 2 .23 2 .54 ( 0 .28 ) ( 1 .32 ) ( 1 .60 ) 20 .27
10/31/18 19 .11 0 .30 0 .66 0 .96 ( 0 .28 ) ( 0 .46 ) ( 0 .74 ) 19 .33
Retirement Class:
4/30/23
#
23 .59 0 .17 1 .29 1 .46 ( 0 .30 ) ( 0 .75 ) ( 1 .05 ) 24 .00
10/31/22 30 .90 0 .28 ( 4 .97 ) ( 4 .69 ) ( 0 .26 ) ( 2 .36 ) ( 2 .62 ) 23 .59
10/31/21 21 .75 0 .25 9 .19 9 .44 ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 30 .90
10/31/20 20 .66 0 .26 1 .79 2 .05 ( 0 .28 ) ( 0 .68 ) ( 0 .96 ) 21 .75
10/31/19 19 .67 0 .30 2 .27 2 .57 ( 0 .26 ) ( 1 .32 ) ( 1 .58 ) 20 .66
10/31/18 19 .44 0 .29 0 .66 0 .95 ( 0 .26 ) ( 0 .46 ) ( 0 .72 ) 19 .67
Retail Class:
4/30/23
#
20 .15 0 .15 1 .09 1 .24 ( 0 .31 ) ( 0 .75 ) ( 1 .06 ) 20 .33
10/31/22 26 .78 0 .24 ( 4 .25 ) ( 4 .01 ) ( 0 .26 ) ( 2 .36 ) ( 2 .62 ) 20 .15
10/31/21 18 .88 0 .21 7 .98 8 .19 ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 26 .78
10/31/20 18 .07 0 .22 1 .55 1 .77 ( 0 .28 ) ( 0 .68 ) ( 0 .96 ) 18 .88
10/31/19 17 .40 0 .26 1 .99 2 .25 ( 0 .26 ) ( 1 .32 ) ( 1 .58 ) 18 .07
10/31/18 17 .28 0 .25 0 .59 0 .84 ( 0 .26 ) ( 0 .46 ) ( 0 .72 ) 17 .40
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.

See Notes to Financial Statements
147
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
6 .46% $ 4,328,304 0 .18%
c
0 .16%
c
1 .74%
c
8%
( 16 .45 ) 4,583,693 0 .18 0 .17 1 .34 19
44 .13 5,751,972 0 .17 0 .16 1 .15 27
10 .45 3,961,520 0 .18 0 .17 1 .52 26
14 .83 3,440,954 0 .17 0 .17 1 .81 21
5 .17 2,595,050 0 .17 0 .17 1 .69 29
6 .38 45,601 0 .26
c
0 .25
c
1 .65
c
8
( 16 .51 ) 40,920 0 .27 0 .26 1 .26 19
44 .05 55,706 0 .25 0 .25 1 .06 27
10 .34 37,323 0 .26 0 .25 1 .43 26
14 .74 22,476 0 .24 0 .24 1 .73 21
5 .15 12,595 0 .22 0 .22 1 .64 29
6 .31 72,862 0 .36
c
0 .35
c
1 .55
c
8
( 16 .57 ) 69,976 0 .37 0 .36 1 .15 19
43 .89 112,030 0 .33 0 .32 0 .99 27
10 .26 89,235 0 .34 0 .33 1 .38 26
14 .62 95,411 0 .33 0 .33 1 .66 21
5 .07 91,623 0 .33 0 .33 1 .54 29
6 .32 754,811 0 .43
c
0 .41
c
1 .48
c
8
( 16 .65 ) 805,465 0 .43 0 .42 1 .09 19
43 .75 1,047,445 0 .42 0 .41 0 .90 27
10 .20 767,329 0 .43 0 .42 1 .27 26
14 .48 674,563 0 .42 0 .42 1 .55 21
4 .96 476,339 0 .42 0 .42 1 .44 29
6 .33 577,980 0 .45
c
0 .42
c
1 .47
c
8
( 16 .64 ) 563,642 0 .46 0 .41 1 .11 19
43 .78 691,931 0 .44 0 .43 0 .88 27
10 .09 468,736 0 .46 0 .45 1 .25 26
14 .51 462,601 0 .45 0 .45 1 .54 21
4 .93 447,785 0 .45 0 .45 1 .42 29

Financial Highlights
(continued)
See Notes to Financial Statements
148
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.9
SOCIAL CHOICE LOW CARBON EQUITY FUND
Institutional Class:
4/30/23
#
$ 16 .76 $ 0 .13 $ 1 .00 $ 1 .13 $ ( 0 .21 ) $ ( 0 .10 ) $ ( 0 .31 ) $ 17 .58
10/31/22 21 .44 0 .21 ( 3 .71 ) ( 3 .50 ) ( 0 .17 ) ( 1 .01 ) ( 1 .18 ) 16 .76
10/31/21 15 .16 0 .19 6 .47 6 .66 ( 0 .16 ) ( 0 .22 ) ( 0 .38 ) 21 .44
10/31/20 13 .93 0 .19 1 .43 1 .62 ( 0 .18 ) ( 0 .21 ) ( 0 .39 ) 15 .16
10/31/19 12 .77 0 .22 1 .64 1 .86 ( 0 .19 ) ( 0 .51 ) ( 0 .70 ) 13 .93
10/31/18 12 .50 0 .20 0 .36 0 .56 ( 0 .17 ) ( 0 .12 ) ( 0 .29 ) 12 .77
Advisor Class:
4/30/23
#
16 .73 0 .12 1 .00 1 .12 ( 0 .19 ) ( 0 .10 ) ( 0 .29 ) 17 .56
10/31/22 21 .41 0 .18 ( 3 .70 ) ( 3 .52 ) ( 0 .15 ) ( 1 .01 ) ( 1 .16 ) 16 .73
10/31/21 15 .14 0 .17 6 .46 6 .63 ( 0 .14 ) ( 0 .22 ) ( 0 .36 ) 21 .41
10/31/20 13 .92 0 .19 1 .41 1 .60 ( 0 .17 ) ( 0 .21 ) ( 0 .38 ) 15 .14
10/31/19 12 .77 0 .20 1 .64 1 .84 ( 0 .18 ) ( 0 .51 ) ( 0 .69 ) 13 .92
10/31/18 12 .49 0 .18 0 .38 0 .56 ( 0 .16 ) ( 0 .12 ) ( 0 .28 ) 12 .77
Premier Class:
4/30/23
#
16 .77 0 .11 1 .01 1 .12 ( 0 .18 ) ( 0 .10 ) ( 0 .28 ) 17 .61
10/31/22 21 .46 0 .18 ( 3 .72 ) ( 3 .54 ) ( 0 .14 ) ( 1 .01 ) ( 1 .15 ) 16 .77
10/31/21 15 .18 0 .16 6 .48 6 .64 ( 0 .14 ) ( 0 .22 ) ( 0 .36 ) 21 .46
10/31/20 13 .95 0 .18 1 .42 1 .60 ( 0 .16 ) ( 0 .21 ) ( 0 .37 ) 15 .18
10/31/19 12 .79 0 .19 1 .65 1 .84 ( 0 .17 ) ( 0 .51 ) ( 0 .68 ) 13 .95
10/31/18 12 .51 0 .18 0 .38 0 .56 ( 0 .16 ) ( 0 .12 ) ( 0 .28 ) 12 .79
Retirement Class:
4/30/23
#
16 .65 0 .10 1 .01 1 .11 ( 0 .17 ) ( 0 .10 ) ( 0 .27 ) 17 .49
10/31/22 21 .32 0 .16 ( 3 .69 ) ( 3 .53 ) ( 0 .13 ) ( 1 .01 ) ( 1 .14 ) 16 .65
10/31/21 15 .09 0 .14 6 .44 6 .58 ( 0 .13 ) ( 0 .22 ) ( 0 .35 ) 21 .32
10/31/20 13 .87 0 .16 1 .42 1 .58 ( 0 .15 ) ( 0 .21 ) ( 0 .36 ) 15 .09
10/31/19 12 .72 0 .18 1 .64 1 .82 ( 0 .16 ) ( 0 .51 ) ( 0 .67 ) 13 .87
10/31/18 12 .46 0 .16 0 .37 0 .53 ( 0 .15 ) ( 0 .12 ) ( 0 .27 ) 12 .72
Retail Class:
4/30/23
#
16 .66 0 .10 1 .00 1 .10 ( 0 .16 ) ( 0 .10 ) ( 0 .26 ) 17 .50
10/31/22 21 .32 0 .15 ( 3 .68 ) ( 3 .53 ) ( 0 .12 ) ( 1 .01 ) ( 1 .13 ) 16 .66
10/31/21 15 .09 0 .13 6 .44 6 .57 ( 0 .12 ) ( 0 .22 ) ( 0 .34 ) 21 .32
10/31/20 13 .88 0 .15 1 .41 1 .56 ( 0 .14 ) ( 0 .21 ) ( 0 .35 ) 15 .09
10/31/19 12 .72 0 .17 1 .65 1 .82 ( 0 .15 ) ( 0 .51 ) ( 0 .66 ) 13 .88
10/31/18 12 .46 0 .15 0 .38 0 .53 ( 0 .15 ) ( 0 .12 ) ( 0 .27 ) 12 .72
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.

See Notes to Financial Statements
149
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
6 .80% $ 464,439 0 .30%
c
0 .30%
c
1 .48%
c
15%
( 17 .30 ) 473,329 0 .31 0 .31 1 .14 28
44 .55 452,025 0 .31 0 .31 1 .00 26
11 .88 211,659 0 .35 0 .32 1 .36 27
15 .52 89,166 0 .41 0 .32 1 .67 27
4 .54 77,376 0 .53 0 .32 1 .50 45
6 .74 8,143 0 .40
c
0 .40
c
1 .38
c
15
( 17 .39 ) 8,364 0 .42 0 .42 1 .02 28
44 .44 6,920 0 .43 0 .43 0 .87 26
11 .72 1,517 0 .45 0 .42 1 .31 27
15 .33 1,132 0 .52 0 .43 1 .52 27
4 .54 344 0 .62 0 .41 1 .40 45
6 .76 6,833 0 .45
c
0 .45
c
1 .33
c
15
( 17 .44 ) 6,136 0 .46 0 .46 0 .98 28
44 .36 6,335 0 .46 0 .46 0 .85 26
11 .72 3,253 0 .50 0 .47 1 .27 27
15 .33 2,171 0 .56 0 .47 1 .50 27
4 .46 714 0 .69 0 .47 1 .34 45
6 .71 582,187 0 .55
c
0 .55
c
1 .23
c
15
( 17 .52 ) 530,048 0 .56 0 .56 0 .88 28
44 .19 530,497 0 .56 0 .56 0 .74 26
11 .65 202,084 0 .60 0 .57 1 .14 27
15 .21 118,956 0 .66 0 .57 1 .38 27
4 .26 22,392 0 .78 0 .57 1 .24 45
6 .66 58,870 0 .59
c
0 .59
c
1 .19
c
15
( 17 .51 ) 53,878 0 .60 0 .58 0 .86 28
44 .09 62,509 0 .62 0 .62 0 .68 26
11 .47 22,606 0 .66 0 .63 1 .09 27
15 .21 15,561 0 .73 0 .64 1 .36 27
4 .23 11,882 0 .85 0 .64 1 .17 45

Financial Highlights
(continued)
See Notes to Financial Statements
150
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.01
EMERGING MARKETS EQUITY FUND
Institutional Class:
4/30/23
#
$ 6.46 $ 0.04 $ 1.10 $ 1.14 $ (0.00)
d
$ — $ (0.00)
d
$ 7.60
10/31/22 11.77 0.14 (3.23) (3.09) (0.43) (1.79) (2.22) 6.46
10/31/21 12.53 0.08 0.37 0.45 (0.10) (1.11) (1.21) 11.77
10/31/20 11.54 0.07 1.10 1.17 (0.18) — (0.18) 12.53
10/31/19 10.05 0.18 1.75 1.93 (0.05) (0.39) (0.44) 11.54
10/31/18 12.87 0.11 (2.38) (2.27) (0.10) (0.45) (0.55) 10.05
Advisor Class:
4/30/23
#
6.46 0.03 1.11 1.14 (0.00)
d
— (0.00)
d
7.60
10/31/22 11.77 0.11 (3.21) (3.10) (0.42) (1.79) (2.21) 6.46
10/31/21 12.52 0.07 0.37 0.44 (0.08) (1.11) (1.19) 11.77
10/31/20 11.54 0.04 1.11 1.15 (0.17) — (0.17) 12.52
10/31/19 10.05 0.17 1.76 1.93 (0.05) (0.39) (0.44) 11.54
10/31/18 12.86 0.04 (2.31) (2.27) (0.09) (0.45) (0.54) 10.05
Premier Class:
4/30/23
#
6.46 0.04 1.11 1.15 (0.00)
d
— (0.00)
d
7.61
10/31/22 11.78 0.14 (3.25) (3.11) (0.42) (1.79) (2.21) 6.46
10/31/21 12.53 0.07 0.38 0.45 (0.09) (1.11) (1.20) 11.78
10/31/20 11.55 0.05 1.09 1.14 (0.16) — (0.16) 12.53
10/31/19 10.04 0.17 1.77 1.94 (0.04) (0.39) (0.43) 11.55
10/31/18 12.85 0.09 (2.38) (2.29) (0.07) (0.45) (0.52) 10.04
Retirement Class:
4/30/23
#
6.42 0.04 1.10 1.14 (0.00)
d
— (0.00)
d
7.56
10/31/22 11.72 0.14 (3.23) (3.09) (0.42) (1.79) (2.21) 6.42
10/31/21 12.48 0.07 0.37 0.44 (0.09) (1.11) (1.20) 11.72
10/31/20 11.49 0.05 1.10 1.15 (0.16) — (0.16) 12.48
10/31/19 10.00 0.17 1.74 1.91 (0.03) (0.39) (0.42) 11.49
10/31/18 12.82 0.08 (2.37) (2.29) (0.08) (0.45) (0.53) 10.00
Retail Class:
4/30/23
#
6.44 0.03 1.10 1.13 — — — 7.57
10/31/22 11.72 0.11 (3.23) (3.12) (0.37) (1.79) (2.16) 6.44
10/31/21 12.49 0.03 0.36 0.39 (0.05) (1.11) (1.16) 11.72
10/31/20 11.51 0.02 1.10 1.12 (0.14) — (0.14) 12.49
10/31/19 10.00 0.14 1.76 1.90 (0.00)
d
(0.39) (0.39) 11.51
10/31/18 12.83 0.06 (2.37) (2.31) (0.07) (0.45) (0.52) 10.00
Class W:
4/30/23
#
6.50 0.07 1.12 1.19 (0.06) — (0.06) 7.63
10/31/22 11.85 0.21 (3.25) (3.04) (0.52) (1.79) (2.31) 6.50
10/31/21 12.62 0.21 0.37 0.58 (0.24) (1.11) (1.35) 11.85
10/31/20 11.63 0.17 1.10 1.27 (0.28) — (0.28) 12.62
10/31/19 10.06 0.28 1.76 2.04 (0.08) (0.39) (0.47) 11.63
10/31/18
†
10.77 0.01 (0.72) (0.71) — — — 10.06
#
Unaudited
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to Financial
Statements, when applicable.

See Notes to Financial Statements
151
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
17.71% $ 207,919 0.90%
c
0.90%
c
1.10%
c
36%
(31.68) 187,605 0.90 0.90 1.66 108
2.44 295,907 0.88 0.88 0.61 112
10.04 283,658 0.88 0.88 0.58 128
20.10 255,775 0.90 0.90 1.66 129
(18.47) 239,932 0.91 0.91 0.93 127
17.68 100 0.96
c
0.96
c
0.81
c
36
(31.77) 180 0.94 0.94 1.34 108
2.28 171 0.97 0.97 0.51 112
10.06 179 0.95 0.95 0.31 128
20.11 236 0.97 0.97 1.59 129
(18.48) 138 0.96 0.96 0.30 127
17.82 8,633 1.05
c
0.94
c
1.06
c
36
(31.77) 7,296 1.05 0.96 1.61 108
2.27 10,994 1.03 0.98 0.54 112
9.99 9,112 1.03 0.99 0.46 128
19.99 7,700 1.05 1.02 1.54 129
(18.63) 8,057 1.06 1.06 0.70 127
17.93 70,475 1.15
c
0.94
c
1.05
c
36
(31.85) 62,446 1.15 0.96 1.64 108
2.36 103,033 1.12 0.98 0.49 112
9.94 118,191 1.13 0.99 0.44 128
19.96 137,434 1.15 1.04 1.58 129
(18.63) 88,764 1.16 1.13 0.67 127
17.70 7,229 1.25
c
1.23
c
0.75
c
36
(31.97) 6,239 1.30 1.24 1.32 108
2.00 9,842 1.31 1.31 0.19 112
9.68 8,500 1.27 1.27 0.17 128
19.64 9,348 1.27 1.27 1.28 129
(18.78) 7,636 1.27 1.27 0.50 127
18.39 1,305,816 0.90
c
0.00
c
1.99
c
36
(31.16) 1,308,083 0.90 0.00 2.49 108
3.33 1,256,261 0.88 0.00 1.54 112
11.11 1,194,291 0.88 0.00 1.47 128
21.10 1,166,939 0.89 0.00 2.54 129
(6.59) 1,081,436 0.91
c
0.00
c
0.91
c
127

Financial Highlights
(continued)
See Notes to Financial Statements
152
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.1
INTERNATIONAL EQUITY FUND
Institutional Class:
4/30/23
#
$ 10 .63 $ 0 .17 $ 2 .11 $ 2 .28 $ ( 0 .25 ) $ — $ ( 0 .25 ) $ 12 .66
10/31/22 14 .61 0 .28 ( 3 .86 ) ( 3 .58 ) ( 0 .40 ) — ( 0 .40 ) 10 .63
10/31/21 10 .91 0 .41 3 .45 3 .86 ( 0 .16 ) — ( 0 .16 ) 14 .61
10/31/20 11 .06 0 .18 ( 0 .14 ) 0 .04 ( 0 .19 ) — ( 0 .19 ) 10 .91
10/31/19 11 .24 0 .20 0 .35 0 .55 ( 0 .24 ) ( 0 .49 ) ( 0 .73 ) 11 .06
10/31/18 13 .24 0 .26 ( 1 .94 ) ( 1 .68 ) ( 0 .15 ) ( 0 .17 ) ( 0 .32 ) 11 .24
Advisor Class:
4/30/23
#
10 .87 0 .17 2 .16 2 .33 ( 0 .24 ) — ( 0 .24 ) 12 .96
10/31/22 14 .93 0 .28 ( 3 .96 ) ( 3 .68 ) ( 0 .38 ) — ( 0 .38 ) 10 .87
10/31/21 11 .15 0 .39 3 .54 3 .93 ( 0 .15 ) — ( 0 .15 ) 14 .93
10/31/20 11 .29 0 .17 ( 0 .13 ) 0 .04 ( 0 .18 ) — ( 0 .18 ) 11 .15
10/31/19 11 .23 0 .05 0 .50 0 .55 — ( 0 .49 ) ( 0 .49 ) 11 .29
10/31/18 13 .24 0 .23 ( 1 .93 ) ( 1 .70 ) ( 0 .14 ) ( 0 .17 ) ( 0 .31 ) 11 .23
Premier Class:
4/30/23
#
10 .61 0 .17 2 .11 2 .28 ( 0 .24 ) — ( 0 .24 ) 12 .65
10/31/22 14 .58 0 .26 ( 3 .85 ) ( 3 .59 ) ( 0 .38 ) — ( 0 .38 ) 10 .61
10/31/21 10 .89 0 .37 3 .45 3 .82 ( 0 .13 ) — ( 0 .13 ) 14 .58
10/31/20 11 .03 0 .16 ( 0 .13 ) 0 .03 ( 0 .17 ) — ( 0 .17 ) 10 .89
10/31/19 11 .21 0 .18 0 .35 0 .53 ( 0 .22 ) ( 0 .49 ) ( 0 .71 ) 11 .03
10/31/18 13 .21 0 .23 ( 1 .93 ) ( 1 .70 ) ( 0 .13 ) ( 0 .17 ) ( 0 .30 ) 11 .21
Retirement Class:
4/30/23
#
11 .06 0 .17 2 .19 2 .36 ( 0 .22 ) — ( 0 .22 ) 13 .20
10/31/22 15 .18 0 .26 ( 4 .02 ) ( 3 .76 ) ( 0 .36 ) — ( 0 .36 ) 11 .06
10/31/21 11 .33 0 .39 3 .59 3 .98 ( 0 .13 ) — ( 0 .13 ) 15 .18
10/31/20 11 .48 0 .16 ( 0 .14 ) 0 .02 ( 0 .17 ) — ( 0 .17 ) 11 .33
10/31/19 11 .63 0 .18 0 .36 0 .54 ( 0 .20 ) ( 0 .49 ) ( 0 .69 ) 11 .48
10/31/18 13 .69 0 .23 ( 2 .01 ) ( 1 .78 ) ( 0 .11 ) ( 0 .17 ) ( 0 .28 ) 11 .63
Retail Class:
4/30/23
#
6 .52 0 .10 1 .28 1 .38 ( 0 .23 ) — ( 0 .23 ) 7 .67
10/31/22 9 .11 0 .15 ( 2 .37 ) ( 2 .22 ) ( 0 .37 ) — ( 0 .37 ) 6 .52
10/31/21 6 .86 0 .23 2 .15 2 .38 ( 0 .13 ) — ( 0 .13 ) 9 .11
10/31/20 7 .02 0 .09 ( 0 .08 ) 0 .01 ( 0 .17 ) — ( 0 .17 ) 6 .86
10/31/19 7 .42 0 .10 0 .20 0 .30 ( 0 .21 ) ( 0 .49 ) ( 0 .70 ) 7 .02
10/31/18 8 .84 0 .14 ( 1 .28 ) ( 1 .14 ) ( 0 .11 ) ( 0 .17 ) ( 0 .28 ) 7 .42
Class W:
4/30/23
#
10 .70 0 .20 2 .12 2 .32 ( 0 .30 ) — ( 0 .30 ) 12 .72
10/31/22 14 .69 0 .34 ( 3 .87 ) ( 3 .53 ) ( 0 .46 ) — ( 0 .46 ) 10 .70
10/31/21 10 .96 0 .48 3 .45 3 .93 ( 0 .20 ) — ( 0 .20 ) 14 .69
10/31/20 11 .10 0 .23 ( 0 .13 ) 0 .10 ( 0 .24 ) — ( 0 .24 ) 10 .96
10/31/19 11 .25 0 .25 0 .34 0 .59 ( 0 .25 ) ( 0 .49 ) ( 0 .74 ) 11 .10
10/31/18
†
12 .32 0 .01 ( 1 .08 ) ( 1 .07 ) — — — 11 .25
#
Unaudited
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to Financial
Statements, when applicable.

See Notes to Financial Statements
153
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
21 .72% $ 2,571,930 0 .46%
c
0 .46%
c
2 .96%
c
11%
( 25 .14 ) 2,255,904 0 .46 0 .46 2 .33 21
35 .59 2,828,714 0 .46 0 .46 2 .95 28
0 .33 2,230,915 0 .48 0 .48 1 .74 102
5 .73 2,484,368 0 .48 0 .48 1 .87 114
( 13 .04 ) 1,892,458 0 .48 0 .48 1 .99 73
21 .66 2,364 0 .56
c
0 .56
c
2 .81
c
11
( 25 .23 ) 2,268 0 .57 0 .57 2 .20 21
35 .42 3,175 0 .56 0 .56 2 .75 28
0 .34 2,993 0 .57 0 .57 1 .60 102
5 .46 3,929 0 .60 0 .60 0 .38 114
( 13 .16 ) 196,238 0 .61 0 .61 1 .79 73
21 .68 70,680 0 .61
c
0 .61
c
2 .84
c
11
( 25 .24 ) 57,289 0 .61 0 .61 2 .14 21
35 .31 75,862 0 .61 0 .61 2 .68 28
0 .26 80,569 0 .63 0 .63 1 .53 102
5 .52 133,306 0 .63 0 .63 1 .76 114
( 13 .20 ) 164,943 0 .63 0 .63 1 .75 73
21 .54 368,304 0 .71
c
0 .71
c
2 .72
c
11
( 25 .32 ) 314,089 0 .71 0 .71 2 .05 21
35 .28 467,995 0 .71 0 .71 2 .68 28
0 .10 383,646 0 .73 0 .73 1 .45 102
5 .44 459,274 0 .73 0 .71 1 .63 114
( 13 .25 ) 525,331 0 .73 0 .73 1 .73 73
21 .57 236,579 0 .80
c
0 .77
c
2 .66
c
11
( 25 .32 ) 201,687 0 .80 0 .74 2 .04 21
35 .05 286,699 0 .80 0 .80 2 .61 28
0 .03 223,406 0 .82 0 .82 1 .38 102
5 .24 249,406 0 .82 0 .82 1 .53 114
( 13 .32 ) 274,948 0 .80 0 .80 1 .65 73
21 .97 3,489,271 0 .46
c
0.00
c
3 .38
c
11
( 24 .76 ) 3,426,943 0 .46 0.00 2 .77 21
36 .17 3,083,400 0 .46 0.00 3 .45 28
0 .89 1,772,710 0 .48 0.00 2 .19 102
6 .16 1,480,782 0 .48 0.00 2 .35 114
( 8 .69 ) 1,377,271 0 .48
c
0.00
c
1 .08
c
73

Financial Highlights
(continued)
See Notes to Financial Statements
154
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.2
INTERNATIONAL OPPORTUNITIES FUND
Institutional Class:
4/30/23
#
$ 12 .49 $ 0 .11 $ 1 .65 $ 1 .76 $ ( 0 .01 ) $ — $ ( 0 .01 ) $ 14 .24
10/31/22 19 .77 0 .17 ( 5 .88 ) ( 5 .71 ) ( 0 .33 ) ( 1 .24 ) ( 1 .57 ) 12 .49
10/31/21 15 .70 0 .13 4 .40 4 .53 ( 0 .09 ) ( 0 .37 ) ( 0 .46 ) 19 .77
10/31/20 13 .35 0 .07 2 .42 2 .49 ( 0 .14 ) — ( 0 .14 ) 15 .70
10/31/19 11 .99 0 .16 1 .35 1 .51 ( 0 .15 ) — ( 0 .15 ) 13 .35
10/31/18 13 .06 0 .20 ( 1 .11 ) ( 0 .91 ) ( 0 .16 ) — ( 0 .16 ) 11 .99
Advisor Class:
4/30/23
#
12 .48 0 .10 1 .64 1 .74 ( 0 .00 )
d
— ( 0 .00 )
d
14 .22
10/31/22 19 .73 0 .16 ( 5 .87 ) ( 5 .71 ) ( 0 .30 ) ( 1 .24 ) ( 1 .54 ) 12 .48
10/31/21 15 .67 0 .11 4 .40 4 .51 ( 0 .08 ) ( 0 .37 ) ( 0 .45 ) 19 .73
10/31/20 13 .34 0 .06 2 .41 2 .47 ( 0 .14 ) — ( 0 .14 ) 15 .67
10/31/19 11 .97 0 .11 1 .40 1 .51 ( 0 .14 ) — ( 0 .14 ) 13 .34
10/31/18 13 .05 0 .18 ( 1 .10 ) ( 0 .92 ) ( 0 .16 ) — ( 0 .16 ) 11 .97
Premier Class:
4/30/23
#
12 .52 0 .11 1 .65 1 .76 ( 0 .01 ) — ( 0 .01 ) 14 .27
10/31/22 19 .80 0 .20 ( 5 .94 ) ( 5 .74 ) ( 0 .30 ) ( 1 .24 ) ( 1 .54 ) 12 .52
10/31/21 15 .72 0 .11 4 .41 4 .52 ( 0 .07 ) ( 0 .37 ) ( 0 .44 ) 19 .80
10/31/20 13 .37 0 .04 2 .44 2 .48 ( 0 .13 ) — ( 0 .13 ) 15 .72
10/31/19 12 .00 0 .15 1 .35 1 .50 ( 0 .13 ) — ( 0 .13 ) 13 .37
10/31/18 13 .07 0 .18 ( 1 .11 ) ( 0 .93 ) ( 0 .14 ) — ( 0 .14 ) 12 .00
Retirement Class:
4/30/23
#
12 .45 0 .11 1 .64 1 .75 ( 0 .01 ) — ( 0 .01 ) 14 .19
10/31/22 19 .69 0 .16 ( 5 .86 ) ( 5 .70 ) ( 0 .30 ) ( 1 .24 ) ( 1 .54 ) 12 .45
10/31/21 15 .63 0 .10 4 .40 4 .50 ( 0 .07 ) ( 0 .37 ) ( 0 .44 ) 19 .69
10/31/20 13 .30 0 .06 2 .40 2 .46 ( 0 .13 ) — ( 0 .13 ) 15 .63
10/31/19 11 .93 0 .15 1 .35 1 .50 ( 0 .13 ) — ( 0 .13 ) 13 .30
10/31/18 13 .02 0 .16 ( 1 .11 ) ( 0 .95 ) ( 0 .14 ) — ( 0 .14 ) 11 .93
Retail Class:
4/30/23
#
12 .48 0 .09 1 .64 1 .73 ( 0 .00 )
d
— ( 0 .00 )
d
14 .21
10/31/22 19 .67 0 .13 ( 5 .87 ) ( 5 .74 ) ( 0 .21 ) ( 1 .24 ) ( 1 .45 ) 12 .48
10/31/21 15 .65 0 .05 4 .38 4 .43 ( 0 .04 ) ( 0 .37 ) ( 0 .41 ) 19 .67
10/31/20 13 .32 0 .01 2 .41 2 .42 ( 0 .09 ) — ( 0 .09 ) 15 .65
10/31/19 11 .94 0 .12 1 .36 1 .48 ( 0 .10 ) — ( 0 .10 ) 13 .32
10/31/18 13 .01 0 .14 ( 1 .10 ) ( 0 .96 ) ( 0 .11 ) — ( 0 .11 ) 11 .94
Class W:
4/30/23
#
12 .51 0 .15 1 .65 1 .80 ( 0 .02 ) — ( 0 .02 ) 14 .29
10/31/22 19 .89 0 .26 ( 5 .90 ) ( 5 .64 ) ( 0 .50 ) ( 1 .24 ) ( 1 .74 ) 12 .51
10/31/21 15 .78 0 .25 4 .42 4 .67 ( 0 .19 ) ( 0 .37 ) ( 0 .56 ) 19 .89
10/31/20 13 .42 0 .16 2 .43 2 .59 ( 0 .23 ) — ( 0 .23 ) 15 .78
10/31/19 11 .99 0 .24 1 .36 1 .60 ( 0 .17 ) — ( 0 .17 ) 13 .42
10/31/18
†
13 .52 0 .01 ( 1 .54 ) ( 1 .53 ) — — — 11 .99
#
Unaudited
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to Financial
Statements, when applicable.

See Notes to Financial Statements
155
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
13 .97% $ 137,515 0 .61%
c
0 .61%
c
1 .65%
c
8%
( 30 .76 ) 130,897 0 .61 0 .61 1 .16 15
29 .21 146,168 0 .60 0 .60 0 .70 29
18 .84 120,668 0 .61 0 .61 0 .53 36
12 .84 117,428 0 .62 0 .62 1 .31 28
( 7 .07 ) 87,135 0 .62 0 .62 1 .43 21
13 .98 44,593 0 .69
c
0 .69
c
1 .51
c
8
( 30 .83 ) 61,619 0 .71 0 .71 1 .21 15
29 .09 5,052 0 .70 0 .70 0 .59 29
18 .66 4,060 0 .71 0 .71 0 .41 36
12 .85 4,168 0 .71 0 .71 0 .85 28
( 7 .17 ) 178 0 .69 0 .69 1 .35 21
14 .02 2,639 0 .76
c
0 .65
c
1 .63
c
8
( 30 .88 ) 2,269 0 .76 0 .66 1 .43 15
29 .06 569 0 .77 0 .73 0 .58 29
18 .69 399 0 .77 0 .70 0 .32 36
12 .74 1,308 0 .77 0 .73 1 .21 28
( 7 .17 ) 1,562 0 .78 0 .78 1 .34 21
14 .02 98,772 0 .86
c
0 .65
c
1 .59
c
8
( 30 .87 ) 96,691 0 .86 0 .68 1 .06 15
29 .13 175,169 0 .85 0 .73 0 .56 29
18 .62 158,190 0 .86 0 .72 0 .40 36
12 .77 175,643 0 .87 0 .77 1 .19 28
( 7 .34 ) 127,760 0 .87 0 .87 1 .18 21
13 .87 42,379 0 .89
c
0 .89
c
1 .40
c
8
( 31 .02 ) 36,527 0 .99 0 .96 0 .89 15
28 .62 9,152 1 .06 1 .06 0 .26 29
18 .26 5,638 1 .01 1 .01 0 .10 36
12 .50 4,122 1 .02 1 .02 0 .92 28
( 7 .41 ) 4,341 1 .02 1 .02 1 .04 21
14 .41 2,061,608 0 .61
c
0 .01
c
2 .25
c
8
( 30 .39 ) 2,057,533 0 .61 0.00 1 .77 15
30 .03 2,183,791 0 .60 0.00 1 .31 29
19 .52 1,527,006 0 .61 0.00 1 .14 36
13 .62 1,487,781 0 .62 0.00 1 .94 28
( 11 .32 ) 1,330,650 0 .63
c
0.00
c
0 .76
c
21

Financial Highlights
(continued)
See Notes to Financial Statements
156
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.3
QUANT INTERNATIONAL SMALL-CAP EQUITY FUND
Institutional Class:
4/30/23
#
$ 8 .62 $ 0 .11 $ 1 .27 $ 1 .38 $ ( 0 .31 ) $ — $ ( 0 .31 ) $ 9 .69
10/31/22 12 .48 0 .33 ( 3 .45 ) ( 3 .12 ) ( 0 .37 ) ( 0 .37 ) ( 0 .74 ) 8 .62
10/31/21 9 .41 0 .20 3 .09 3 .29 ( 0 .22 ) — ( 0 .22 ) 12 .48
10/31/20 10 .30 0 .19 ( 0 .73 ) ( 0 .54 ) ( 0 .35 ) — ( 0 .35 ) 9 .41
10/31/19 10 .22 0 .26 0 .40 0 .66 ( 0 .29 ) ( 0 .29 ) ( 0 .58 ) 10 .30
10/31/18 12 .90 0 .33 ( 2 .22 ) ( 1 .89 ) ( 0 .34 ) ( 0 .45 ) ( 0 .79 ) 10 .22
Advisor Class:
4/30/23
#
8 .61 0 .11 1 .27 1 .38 ( 0 .31 ) — ( 0 .31 ) 9 .68
10/31/22 12 .46 0 .33 ( 3 .45 ) ( 3 .12 ) ( 0 .36 ) ( 0 .37 ) ( 0 .73 ) 8 .61
10/31/21 9 .40 0 .20 3 .08 3 .28 ( 0 .22 ) — ( 0 .22 ) 12 .46
10/31/20 10 .29 0 .19 ( 0 .73 ) ( 0 .54 ) ( 0 .35 ) — ( 0 .35 ) 9 .40
10/31/19 10 .22 0 .26 0 .39 0 .65 ( 0 .29 ) ( 0 .29 ) ( 0 .58 ) 10 .29
10/31/18 12 .88 0 .31 ( 2 .20 ) ( 1 .89 ) ( 0 .32 ) ( 0 .45 ) ( 0 .77 ) 10 .22
Premier Class:
4/30/23
#
8 .73 0 .11 1 .29 1 .40 ( 0 .30 ) — ( 0 .30 ) 9 .83
10/31/22 12 .62 0 .31 ( 3 .49 ) ( 3 .18 ) ( 0 .34 ) ( 0 .37 ) ( 0 .71 ) 8 .73
10/31/21 9 .52 0 .19 3 .11 3 .30 ( 0 .20 ) — ( 0 .20 ) 12 .62
10/31/20 10 .42 0 .17 ( 0 .74 ) ( 0 .57 ) ( 0 .33 ) — ( 0 .33 ) 9 .52
10/31/19 10 .23 0 .25 0 .41 0 .66 ( 0 .18 ) ( 0 .29 ) ( 0 .47 ) 10 .42
10/31/18 12 .88 0 .29 ( 2 .17 ) ( 1 .88 ) ( 0 .32 ) ( 0 .45 ) ( 0 .77 ) 10 .23
Retirement Class:
4/30/23
#
8 .60 0 .10 1 .27 1 .37 ( 0 .29 ) — ( 0 .29 ) 9 .68
10/31/22 12 .45 0 .29 ( 3 .43 ) ( 3 .14 ) ( 0 .34 ) ( 0 .37 ) ( 0 .71 ) 8 .60
10/31/21 9 .40 0 .18 3 .07 3 .25 ( 0 .20 ) — ( 0 .20 ) 12 .45
10/31/20 10 .29 0 .18 ( 0 .73 ) ( 0 .55 ) ( 0 .34 ) — ( 0 .34 ) 9 .40
10/31/19 10 .19 0 .25 0 .39 0 .64 ( 0 .25 ) ( 0 .29 ) ( 0 .54 ) 10 .29
10/31/18 12 .87 0 .27 ( 2 .18 ) ( 1 .91 ) ( 0 .32 ) ( 0 .45 ) ( 0 .77 ) 10 .19
Retail Class:
4/30/23
#
8 .62 0 .10 1 .26 1 .36 ( 0 .27 ) — ( 0 .27 ) 9 .71
10/31/22 12 .47 0 .29 ( 3 .45 ) ( 3 .16 ) ( 0 .32 ) ( 0 .37 ) ( 0 .69 ) 8 .62
10/31/21 9 .41 0 .16 3 .08 3 .24 ( 0 .18 ) — ( 0 .18 ) 12 .47
10/31/20 10 .30 0 .15 ( 0 .73 ) ( 0 .58 ) ( 0 .31 ) — ( 0 .31 ) 9 .41
10/31/19 10 .18 0 .22 0 .40 0 .62 ( 0 .21 ) ( 0 .29 ) ( 0 .50 ) 10 .30
10/31/18 12 .86 0 .26 ( 2 .19 ) ( 1 .93 ) ( 0 .30 ) ( 0 .45 ) ( 0 .75 ) 10 .18
Class W:
4/30/23
#
8 .69 0 .15 1 .27 1 .42 ( 0 .39 ) — ( 0 .39 ) 9 .72
10/31/22 12 .56 0 .40 ( 3 .46 ) ( 3 .06 ) ( 0 .44 ) ( 0 .37 ) ( 0 .81 ) 8 .69
10/31/21 9 .46 0 .29 3 .09 3 .38 ( 0 .28 ) — ( 0 .28 ) 12 .56
10/31/20 10 .35 0 .25 ( 0 .72 ) ( 0 .47 ) ( 0 .42 ) — ( 0 .42 ) 9 .46
10/31/19 10 .22 0 .33 0 .40 0 .73 ( 0 .31 ) ( 0 .29 ) ( 0 .60 ) 10 .35
10/31/18
†
11 .37 0 .01 ( 1 .16 ) ( 1 .15 ) — — — 10 .22
#
Unaudited
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.

See Notes to Financial Statements
157
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
16 .26% $ 67,393 0 .74%
c
0 .74%
c
2 .42%
c
51%
( 26 .44 ) 66,810 0 .72 0 .72 3 .20 119
35 .40 88,124 0 .71 0 .69 1 .73 119
( 5 .51 ) 54,223 0 .71 0 .66 2 .06 100
7 .04 55,449 0 .71 0 .66 2 .68 87
( 15 .62 ) 43,174 0 .71 0 .66 2 .71 89
16 .26 71 0 .77
c
0 .77
c
2 .43
c
51
( 26 .47 ) 63 0 .74 0 .74 3 .18 119
35 .28 91 0 .80 0 .78 1 .66 119
( 5 .56 ) 69 0 .76 0 .71 2 .01 100
6 .96 84 0 .76 0 .71 2 .66 87
( 15 .59 ) 83 0 .73 0 .68 2 .44 89
16 .18 72 0 .95
c
0 .91
c
2 .29
c
51
( 26 .53 ) 64 0 .90 0 .90 3 .01 119
35 .08 92 0 .96 0 .88 1 .56 119
( 5 .71 ) 70 0 .91 0 .85 1 .85 100
6 .85 76 0 .89 0 .84 2 .53 87
( 15 .54 ) 75 0 .87 0 .82 2 .29 89
16 .06 8,504 0 .99
c
0 .99
c
2 .14
c
51
( 26 .62 ) 8,463 0 .97 0 .97 2 .98 119
35 .00 4,626 0 .96 0 .93 1 .51 119
( 5 .67 ) 3,259 0 .96 0 .84 1 .93 100
6 .86 3,113 0 .96 0 .84 2 .54 87
( 15 .79 ) 3,620 0 .97 0 .89 2 .21 89
15 .99 907 1 .15
c
1 .10
c
2 .10
c
51
( 26 .71 ) 824 1 .40 1 .14 2 .80 119
34 .77 1,134 2 .20 1 .12 1 .31 119
( 5 .93 ) 757 1 .44 1 .09 1 .60 100
6 .61 851 1 .35 1 .09 2 .26 87
( 15 .95 ) 971 1 .17 1 .08 2 .15 89
16 .63 1,089,309 0 .74
c
0 .01
c
3 .16
c
51
( 25 .88 ) 1,118,947 0 .72 0.00 3 .90 119
36 .31 1,485,005 0 .71 0.00 2 .42 119
( 4 .97 ) 923,105 0 .71 0.00 2 .73 100
7 .85 926,729 0 .71 0.00 3 .38 87
( 10 .11 ) 852,681 0 .72
c
0.00
c
0 .80
c
89

Financial Highlights
(continued)
See Notes to Financial Statements
158
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.4
SOCIAL CHOICE INTERNATIONAL EQUITY FUND
Institutional Class:
4/30/23
#
$ 10 .25 $ 0 .16 $ 2 .41 $ 2 .57 $ ( 0 .26 ) $ — $ ( 0 .26 ) $ 12 .56
10/31/22 13 .82 0 .33 ( 3 .48 ) ( 3 .15 ) ( 0 .32 ) ( 0 .10 ) ( 0 .42 ) 10 .25
10/31/21 10 .34 0 .35 3 .31 3 .66 ( 0 .18 ) — ( 0 .18 ) 13 .82
10/31/20 11 .16 0 .23 ( 0 .87 ) ( 0 .64 ) ( 0 .18 ) — ( 0 .18 ) 10 .34
10/31/19 10 .14 0 .31 0 .95 1 .26 ( 0 .24 ) — ( 0 .24 ) 11 .16
10/31/18 11 .21 0 .29 ( 1 .13 ) ( 0 .84 ) ( 0 .23 ) ( 0 .00 )
d
( 0 .23 ) 10 .14
Advisor Class:
4/30/23
#
10 .24 0 .16 2 .40 2 .56 ( 0 .25 ) — ( 0 .25 ) 12 .55
10/31/22 13 .81 0 .29 ( 3 .45 ) ( 3 .16 ) ( 0 .31 ) ( 0 .10 ) ( 0 .41 ) 10 .24
10/31/21 10 .33 0 .35 3 .30 3 .65 ( 0 .17 ) — ( 0 .17 ) 13 .81
10/31/20 11 .16 0 .21 ( 0 .86 ) ( 0 .65 ) ( 0 .18 ) — ( 0 .18 ) 10 .33
10/31/19 10 .14 0 .30 0 .95 1 .25 ( 0 .23 ) — ( 0 .23 ) 11 .16
10/31/18 11 .21 0 .30 ( 1 .14 ) ( 0 .84 ) ( 0 .23 ) ( 0 .00 )
d
( 0 .23 ) 10 .14
Premier Class:
4/30/23
#
10 .25 0 .15 2 .42 2 .57 ( 0 .24 ) — ( 0 .24 ) 12 .58
10/31/22 13 .83 0 .32 ( 3 .50 ) ( 3 .18 ) ( 0 .30 ) ( 0 .10 ) ( 0 .40 ) 10 .25
10/31/21 10 .34 0 .34 3 .31 3 .65 ( 0 .16 ) — ( 0 .16 ) 13 .83
10/31/20 11 .17 0 .15 ( 0 .81 ) ( 0 .66 ) ( 0 .17 ) — ( 0 .17 ) 10 .34
10/31/19 10 .13 0 .32 0 .92 1 .24 ( 0 .20 ) — ( 0 .20 ) 11 .17
10/31/18 11 .19 0 .32 ( 1 .16 ) ( 0 .84 ) ( 0 .22 ) ( 0 .00 )
d
( 0 .22 ) 10 .13
Retirement Class:
4/30/23
#
10 .20 0 .15 2 .39 2 .54 ( 0 .23 ) — ( 0 .23 ) 12 .51
10/31/22 13 .76 0 .30 ( 3 .47 ) ( 3 .17 ) ( 0 .29 ) ( 0 .10 ) ( 0 .39 ) 10 .20
10/31/21 10 .30 0 .33 3 .29 3 .62 ( 0 .16 ) — ( 0 .16 ) 13 .76
10/31/20 11 .12 0 .20 ( 0 .86 ) ( 0 .66 ) ( 0 .16 ) — ( 0 .16 ) 10 .30
10/31/19 10 .11 0 .26 0 .96 1 .22 ( 0 .21 ) — ( 0 .21 ) 11 .12
10/31/18 11 .17 0 .29 ( 1 .14 ) ( 0 .85 ) ( 0 .21 ) ( 0 .00 )
d
( 0 .21 ) 10 .11
Retail Class:
4/30/23
#
10 .20 0 .15 2 .40 2 .55 ( 0 .23 ) — ( 0 .23 ) 12 .52
10/31/22 13 .76 0 .30 ( 3 .48 ) ( 3 .18 ) ( 0 .28 ) ( 0 .10 ) ( 0 .38 ) 10 .20
10/31/21 10 .30 0 .31 3 .30 3 .61 ( 0 .15 ) — ( 0 .15 ) 13 .76
10/31/20 11 .13 0 .20 ( 0 .88 ) ( 0 .68 ) ( 0 .15 ) — ( 0 .15 ) 10 .30
10/31/19 10 .10 0 .27 0 .96 1 .23 ( 0 .20 ) — ( 0 .20 ) 11 .13
10/31/18 11 .17 0 .28 ( 1 .15 ) ( 0 .87 ) ( 0 .20 ) ( 0 .00 )
d
( 0 .20 ) 10 .10
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
d
Value rounded to zero.

See Notes to Financial Statements
159
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
25 .33% $ 860,687 0 .34%
c
0 .34%
c
2 .75%
c
10%
( 23 .47 ) 657,816 0 .37 0 .37 2 .85 15
35 .70 556,304 0 .36 0 .36 2 .68 12
( 5 .83 ) 338,692 0 .41 0 .40 2 .21 15
12 .77 192,475 0 .58 0 .40 3 .03 9
( 7 .61 ) 46,432 0 .98 0 .40 2 .62 16
25 .27 12,102 0 .49
c
0 .49
c
2 .68
c
10
( 23 .55 ) 8,600 0 .48 0 .48 2 .56 15
35 .60 2,557 0 .46 0 .46 2 .66 12
( 5 .96 ) 1,192 0 .52 0 .51 1 .99 15
12 .71 1,174 0 .66 0 .47 2 .89 9
( 7 .58 ) 579 1 .03 0 .45 2 .69 16
25 .33 781 0 .50
c
0 .50
c
2 .60
c
10
( 23 .64 ) 618 0 .52 0 .52 2 .65 15
35 .49 771 0 .52 0 .52 2 .58 12
( 5 .99 ) 438 0 .56 0 .55 1 .35 15
12 .55 1,754 0 .74 0 .55 3 .05 9
( 7 .66 ) 278 1 .13 0 .55 2 .84 16
25 .19 662,524 0 .59
c
0 .59
c
2 .57
c
10
( 23 .66 ) 457,544 0 .62 0 .62 2 .60 15
35 .42 386,981 0 .61 0 .61 2 .50 12
( 6 .08 ) 162,780 0 .66 0 .65 1 .91 15
12 .40 59,932 0 .83 0 .65 2 .56 9
( 7 .72 ) 9,304 1 .23 0 .65 2 .61 16
25 .21 28,783 0 .63
c
0 .63
c
2 .52
c
10
( 23 .72 ) 21,246 0 .66 0 .65 2 .55 15
35 .27 21,846 0 .70 0 .70 2 .41 12
( 6 .18 ) 10,335 0 .72 0 .72 1 .89 15
12 .47 6,456 0 .92 0 .74 2 .62 9
( 7 .88 ) 4,525 1 .32 0 .74 2 .53 16

160
Notes to Financial Statements
(Unaudited)
1. Organization
TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission
(“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
The following TIAA-CREF Funds are included in this report: Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-
Cap Growth Fund, Mid-Cap Value Fund, Quant Small-Cap Equity Fund, Quant Small/Mid-Cap Equity Fund, Social Choice Equity Fund,
Social Choice Low Carbon Equity Fund, Emerging Markets Equity Fund, International Equity Fund, International Opportunities Fund,
Quant International Small-Cap Equity Fund and the Social Choice International Equity Fund (collectively the “Funds” or individually, the
“Fund”).
Current Fiscal Period:  The end of the reporting period for the Funds is April 30, 2023, and the period covered by these Notes to
Financial Statements is the six months ended April 30, 2023 (the "current fiscal period").
Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America
(“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.
The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer
Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.
Fund Reorganization: At a special meeting held on October 3, 2022, shareholders of the Nuveen International Growth Fund, a series of Nuveen Investment Trust II (the "Target Fund"), approved the reorganization of the Target Fund into the International Opportunities
Fund (the "Acquiring Fund") (the "Reorganization"). The Reorganization became effective after the close of business on October 28,
2022. Upon closing of the Reorganization, the Target Fund transferred its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund. The Acquiring Fund shares were distributed to Target Fund shareholders and the Target Fund was terminated. Each Target Fund shareholder received Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the
Reorganization.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

161
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss)” on the Statement of
Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Net change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of
Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of
Operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
New Accounting Pronouncement:  In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value
Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance.
Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:

Notes to Financial Statements
(Unaudited) (continued)
162
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Purchased and written options traded and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported and are generally classified as Level 1. Over-
the-counter (“OTC”) options are marked-to-market daily based upon a price supplied by a pricing service. OTC options are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Growth & Income
Common stocks $5,332,793,397 $— $— $5,332,793,397
Short-term investments — 2,315,000 — 2,315,000
Total $5,332,793,397 $2,315,000 $— $5,335,108,397
1 1 1 1 1
Large-Cap Growth
Common stocks $4,752,952,271 $243,500,090 $— $4,996,452,361
Short-term investments — 11,205,000 — 11,205,000
Total $4,752,952,271 $254,705,090 $— $5,007,657,361
1 1 1 1 1
Large-Cap Value
Common stocks $4,662,818,146 $— $7,267 $4,662,825,413
Short-term investments — 60,399,363 — 60,399,363
Total $4,662,818,146 $60,399,363 $7,267 $4,723,224,776
1 1 1 1 1
Mid-Cap Growth
Common stocks $981,345,613 $63,027,537 $— $1,044,373,150
Rights/Warrants 1,596,778 — — 1,596,778
Short-term investments 22,862,937 230,000 — 23,092,937
Total $1,005,805,328 $63,257,537 $— $1,069,062,865
1 1 1 1 1

163
4. Investments
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
Fund Level 1 Level 2 Level 3 Total
Mid-Cap Value
Common stocks $1,665,664,821 $— $— $1,665,664,821
Short-term investments 4,690,864 11,185,000 — 15,875,864
Total $1,670,355,685 $11,185,000 $— $1,681,540,685
1 1 1 1 1
Quant Small-Cap Equity
Common stocks $2,465,015,348 $— $— $2,465,015,348
Short-term investments 44,207,045 49,306,509 — 93,513,554
Futures contracts* (236,107) — — (236,107)
Total $2,508,986,286 $49,306,509 $— $2,558,292,795
1 1 1 1 1
Quant Small/Mid-Cap Equity
Common stocks $1,078,522,422 $— $— $1,078,522,422
Short-term investments 6,070,663 5,129,000 — 11,199,663
Total $1,084,593,085 $5,129,000 $— $1,089,722,085
1 1 1 1 1
Social Choice Equity
Common stocks $5,749,854,838 $— $— $5,749,854,838
Short-term investments 18,708,922 56,182,736 — 74,891,658
Futures contracts* 399,737 — — 399,737
Total $5,768,963,497 $56,182,736 $— $5,825,146,233
1 1 1 1 1
Social Choice Low Carbon Equity
Common stocks $1,108,907,658 $— $— $1,108,907,658
Short-term investments 1,051,373 10,245,000 — 11,296,373
Futures contracts* 256,458 — — 256,458
Total $1,110,215,489 $10,245,000 $— $1,120,460,489
1 1 1 1 1
Emerging Markets Equity
Common stocks $526,014,115 $926,952,396 $— $1,452,966,511
Short-term investments 743,276 119,637,695 — 120,380,971
Total $526,757,391 $1,046,590,091 $— $1,573,347,482
1 1 1 1 1
International Equity
Common stocks $229,512,579 $6,421,318,433 $— $6,650,831,012
Short-term investments 84,157,300 11,506,627 — 95,663,927
Total $313,669,879 $6,432,825,060 $— $6,746,494,939
1 1 1 1 1
International Opportunities
Common stocks $441,889,035 $1,890,785,949 $1,566 $2,332,676,550
Rights/Warrants 27,107 — — 27,107
Short-term investments 72,503,611 49,711,115 — 122,214,726
Total $514,419,753 $1,940,497,064 $1,566 $2,454,918,383
1 1 1 1 1
Quant International Small-Cap Equity
Common stocks $133,474,976 $1,025,361,497 $232,422 $1,159,068,895
Short-term investments 18,708,868 1,650,000 — 20,358,868
Total $152,183,844 $1,027,011,497 $232,422 $1,179,427,763
1 1 1 1 1
Social Choice International Equity
Common stocks $7,552,519 $1,535,787,045 $— $1,543,339,564
Short-term investments 27,336,415 11,925,000 — 39,261,415
Futures contracts* 72,104 — — 72,104
Total $34,961,038 $1,547,712,045 $— $1,582,673,083
1 1 1 1 1
* Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments

Notes to Financial Statements
(Unaudited) (continued)
164
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of the end of the reporting period, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the reporting period, the total value of securities on loan and the total value of collateral received were as follows:
Purchases and Sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the current fiscal period, were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-
delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have segregated securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If the Funds have when-issued/
delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of
Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables.
Aggregate Value of
Securities on Loan
Fund
Equity
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received
Total Collateral
Received
Mid-Cap Growth $24,424,924 $22,862,937 $2,287,524 $25,150,461
Mid-Cap Value 4,572,920 4,690,864 – 4,690,864
Quant Small-Cap Equity 48,037,279 44,207,045 4,899,813 49,106,858
Quant Small/Mid-Cap Equity 6,772,772 6,070,663 794,746 6,865,409
Social Choice Equity 27,814,873 18,708,922 10,239,595 28,948,517
Social Choice Low Carbon Equity 1,859,793 1,051,373 893,750 1,945,123
Emerging Markets Equity 813,408 743,276 832,092 1,575,368
International Equity 127,554,567 84,157,300 51,434,839 135,592,139
International Opportunities 87,817,625 72,503,611 20,304,050 92,807,661
Quant International Small-Cap Equity 31,474,065 18,708,868 14,704,898 33,413,766
Social Choice International Equity 47,423,702 27,336,416 22,610,673 49,947,089
*May include cash and investment of cash collateral.
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
2.1
Growth & Income $ 4,726,646,166 $ 4,958,938,593
2.2
Large-Cap Growth 961,257,623 1,366,878,475
2.3
Large-Cap Value 416,817,941 878,029,027
2.4
Mid-Cap Growth 180,994,581 286,090,771
2.5
Mid-Cap Value 745,597,580 826,524,533
2.6
Quant Small-Cap Equity 873,294,893 1,027,448,450
2.7
Quant Small/Mid-Cap Equity 480,241,780 627,253,245
2.8
Social Choice Equity 478,266,938 1,086,461,775
2.9
Social Choice Low Carbon Equity 167,081,635 185,390,513
3.01
Emerging Markets Equity 550,630,395 756,129,805
3.1
International Equity 681,884,767 971,245,634
3.2
International Opportunities 195,129,409 395,981,075
3.3
Quant International Small-Cap Equity 596,310,987 796,478,805
3.4
Social Choice International Equity 281,903,055 142,078,803

165
At the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of
Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Options:  Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Funds may invest in both equity and index options. The Funds may purchase (buy) or write (sell) put and call options on specific securities (including groups or “baskets” of specific securities), interest rates, stock indices and/or bond indices (each a
“financial instrument”). Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a financial instrument at a specified exercise price at any time during the period of the option. Purchased options are included in the Portfolio of investments.
When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a liability on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option is exercised or expires or the Fund enters into a closing purchase transaction. The changes in the value of options purchased and/or written during the fiscal period are recognized as in unrealized appreciation (depreciation) on the Statement of
Operations. When an option expires, the premiums received or paid are recognized as realized gains or losses on the Statement of
Operations. When an option is exercised or a closing purchase transaction is entered into, the difference between the premium and the amount received or paid in a closing transaction is recognized as a realized gain or loss on the Statement of Operations.
The market risk associated with purchasing options is limited to the premium paid. The Fund, as writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.
The average notional amount of options contracts purchased and options contracts written outstanding during the current fiscal period ended was as follows:
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Quant Small-Cap Equity Fund
Futures contracts Equity - $ – Unrealized depreciation
on futures contracts
*
$ (236,107)
1 1 1 1 1 1 1 1
Social Choice Equity Fund
Futures contracts Equity Unrealized appreciation
on futures contracts
*
399,737 - –
1 1 1 1 1 1 1 1
Social Choice Low Carbon Equity Fund
Futures contracts Equity Unrealized appreciation
on futures contracts
*
256,458 - –
1 1 1 1 1 1 1 1
Social Choice International Equity Fund
Futures contracts Equity Unrealized appreciation
on futures contracts
*
72,104 - –
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of investments. The Statement of
Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
2.1
Growth & Income Fund
Purchased option contracts Equity $ (74,516) $ 60,442
Written option contracts Equity 1,402,499 (2,869,338)
2.6
Quant Small-Cap Equity Fund
Futures contracts Equity (131,898) (1,654,650)
2.8
Social Choice Equity Fund
Futures contracts Equity 2,592,143 (455,523)
2.9
Social Choice Low Carbon Equity Fund
Futures contracts Equity 990,081 (42,272)
3.4
Social Choice International Equity Fund
Futures contracts Equity 3,992,463 (119,944)

Notes to Financial Statements
(Unaudited) (continued)
166
Futures Contracts:  Certain Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity and bond markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Fund
Average Notional Amount of Options Contracts Purchased
Outstanding*
2.1
Growth & Income $ 27,114
Fund
Average Notional Amount of Options Contracts Written
Outstanding*
2.1
Growth & Income $ (8,542,740)
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Average Notional Amount of Futures Contracts Outstanding*
2.6
Quant Small-Cap Equity $ 30,079,040
2.8
Social Choice Equity 21,249,207
2.9
Social Choice Low Carbon Equity 8,823,856
3.4
Social Choice International Equity 14,822,654
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

167
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
4/30/23
Year Ended
10/31/22
2.1
Growth & Income Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 4,239,578 $ 53,983,821 8,490,053 $ 130,746,149
Advisor Class 16,392 212,417 89,305 1,421,455
Premier Class 12,332 164,109 42,495 662,024
Retirement Class 231,194 3,098,000 641,804 10,344,439
Retail Class 516,932 10,468,776 1,492,125 35,037,623
Class W 12,253,716 157,082,918 20,899,113 299,996,084
Total subscriptions 17,270,144 225,010,041 31,654,895 478,207,774
Reinvestments of distributions:
Institutional Class 8,328,370 104,917,989 17,832,373 301,560,693
Advisor Class 16,784 211,774 33,263 562,755
Premier Class 53,096 670,952 201,823 3,432,406
Retirement Class 2,378,096 30,835,000 5,413,062 94,124,567
Retail Class 3,277,080 64,194,440 7,365,804 188,296,167
Class W 10,835,970 136,316,498 25,074,381 427,267,439
Total reinvestments of distributions 24,889,396 337,146,653 55,920,706 1,015,244,027
Redemptions:
Institutional Class (9,988,023) (131,107,340) (25,410,724) (394,600,558)
Advisor Class (37,722) (489,626) (69,019) (1,059,066)
Premier Class (79,934) (1,045,720) (658,497) (10,251,892)
Retirement Class (2,328,798) (31,513,930) (5,070,876) (81,527,001)
Retail Class (2,611,362) (52,685,240) (4,092,978) (93,969,596)
Class W (18,543,609) (252,632,617) (31,518,130) (496,827,353)
Total redemptions (33,589,448) (469,474,473) (66,820,224) (1,078,235,466)
Net increase (decrease) from shareholder transactions 8,570,092 $ 92,682,221 20,755,377 $ 415,216,335
Six Months Ended
4/30/23
Year Ended
10/31/22
2.2
Large-Cap Growth Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 5,101,245 $ 87,662,509 14,981,051 $ 302,444,472
Advisor Class 4,500 76,486 96,786 2,211,313
Premier Class 65,606 1,142,825 173,974 3,407,594
Retirement Class 811,497 14,480,285 895,853 18,053,754
Retail Class 674,401 11,760,128 1,916,865 39,782,138
Class W 6,672,837 115,689,209 24,427,453 466,466,389
Total subscriptions 13,330,086 230,811,442 42,491,982 832,365,660
Reinvestments of distributions:
Institutional Class 278,361 4,623,585 7,531,805 180,688,008
Advisor Class 686 11,384 20,569 493,249
Premier Class 1,637 27,185 61,012 1,463,685
Retirement Class 18,357 301,793 1,822,257 43,242,143
Retail Class 88,510 1,463,076 5,499,306 131,323,453
Class W 1,065,651 17,679,144 12,901,904 309,387,666
Total reinvestments of distributions 1,453,202 24,106,167 27,836,853 666,598,204
Redemptions:
Institutional Class (12,806,571) (218,090,611) (20,654,785) (416,502,427)
Advisor Class (60,077) (1,026,326) (95,716) (1,893,804)
Premier Class (116,441) (2,009,367) (145,540) (2,956,166)
Retirement Class (1,178,316) (20,020,344) (3,982,522) (81,059,809)
Retail Class (2,314,557) (39,287,373) (5,590,529) (109,376,418)
Class W (17,239,584) (292,744,083) (23,020,176) (455,263,080)
Total redemptions (33,715,546) (573,178,104) (53,489,268) (1,067,051,704)
Net increase (decrease) from shareholder transactions (18,932,258) $ (318,260,495) 16,839,567 $ 431,912,160

Notes to Financial Statements
(Unaudited) (continued)
168
Six Months Ended
4/30/23
Year Ended
10/31/22
2.3
Large-Cap Value Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 4,181,445 $ 81,249,788 13,008,661 $ 265,829,866
Advisor Class 959 18,795 6,178 119,195
Premier Class 242,002 4,745,133 563,356 11,551,573
Retirement Class 1,497,670 28,644,287 3,255,980 65,280,711
Retail Class 136,895 2,547,092 584,468 11,557,732
Class W 6,483,124 127,842,381 15,818,173 309,346,128
Total subscriptions 12,542,095 245,047,476 33,236,816 663,685,205
Reinvestments of distributions:
Institutional Class 5,413,517 103,452,307 7,412,476 158,256,372
Advisor Class 1,143 21,826 1,501 32,012
Premier Class 205,487 3,922,745 311,289 6,636,672
Retirement Class 1,421,752 27,084,386 2,029,223 43,181,838
Retail Class 459,124 8,291,792 652,460 13,205,794
Class W 7,272,528 138,905,276 11,554,815 246,579,754
Total reinvestments of distributions 14,773,551 281,678,332 21,961,764 467,892,442
Redemptions:
Institutional Class (10,932,434) (213,472,654) (9,941,840) (206,536,421)
Advisor Class (1,799) (35,024) (4,880) (93,069)
Premier Class (281,612) (5,451,009) (810,031) (16,550,354)
Retirement Class (1,899,381) (37,152,585) (3,210,189) (65,540,839)
Retail Class (378,672) (6,961,436) (562,701) (10,815,715)
Class W (21,884,814) (435,720,384) (29,324,906) (608,893,695)
Total redemptions (35,378,712) (698,793,092) (43,854,547) (908,430,093)
Net increase (decrease) from shareholder transactions (8,063,066) $ (172,067,284) 11,344,033 $ 223,147,554
Six Months Ended
4/30/23
Year Ended
10/31/22
2.4
Mid-Cap Growth Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 468,723 $ 8,338,963 1,247,820 $ 28,664,645
Advisor Class 1,947 32,282 17,362 416,895
Premier Class 59,945 1,026,039 209,301 4,632,804
Retirement Class 267,710 4,506,656 1,283,953 28,803,740
Retail Class 142,865 2,323,954 441,189 8,412,668
Total subscriptions 941,190 16,227,894 3,199,625 70,930,752
Reinvestments of distributions:
Institutional Class 200,541 3,369,082 5,508,790 134,634,833
Advisor Class 48 804 37,350 912,074
Premier Class 6,871 114,134 311,852 7,531,219
Retirement Class 57,447 915,705 2,903,192 67,266,962
Retail Class 38,263 607,615 1,591,397 36,761,274
Total reinvestments of distributions 303,170 5,007,340 10,352,581 247,106,362
Redemptions:
Institutional Class (5,068,863) (86,713,411) (7,303,974) (146,023,493)
Advisor Class (2,364) (41,581) (289,345) (6,181,152)
Premier Class (251,333) (4,320,578) (760,805) (15,540,024)
Retirement Class (1,666,513) (27,304,457) (3,446,493) (62,640,317)
Retail Class (501,729) (8,226,523) (1,294,532) (24,714,782)
Total redemptions (7,490,802) (126,606,550) (13,095,149) (255,099,768)
Net increase (decrease) from shareholder transactions (6,246,442) $ (105,371,316) 457,057 $ 62,937,346

169
Six Months Ended
4/30/23
Year Ended
10/31/22
2.5
Mid-Cap Value Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 1,737,853 $ 27,203,822 2,583,227 $ 47,301,175
Advisor Class 8 120 16,721 305,463
Premier Class 229,733 3,637,974 257,898 4,608,802
Retirement Class 545,304 8,455,359 424,665 7,699,439
Retail Class 148,736 2,287,661 429,921 7,716,476
Total subscriptions 2,661,634 41,584,936 3,712,432 67,631,355
Reinvestments of distributions:
Institutional Class 9,382,788 142,899,865 8,990,595 169,742,430
Advisor Class 3,309 50,331 2,256 42,537
Premier Class 472,687 7,189,570 518,991 9,782,982
Retirement Class 4,041,878 60,991,942 4,138,281 77,510,009
Retail Class 1,794,077 26,032,046 1,652,387 29,908,188
Total reinvestments of distributions 15,694,739 237,163,754 15,302,510 286,986,146
Redemptions:
Institutional Class (6,629,490) (105,679,141) (9,973,040) (185,727,442)
Advisor Class (1,926) (29,407) (11,901) (218,577)
Premier Class (240,098) (3,600,435) (1,162,654) (21,121,777)
Retirement Class (2,274,675) (35,711,712) (5,469,080) (98,836,684)
Retail Class (651,749) (9,725,840) (1,284,057) (22,257,535)
Total redemptions (9,797,938) (154,746,535) (17,900,732) (328,162,015)
Net increase (decrease) from shareholder transactions 8,558,435 $ 124,002,155 1,114,210 $ 26,455,486
Six Months Ended
4/30/23
Year Ended
10/31/22
2.6
Quant Small-Cap Equity Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 5,218,123 $ 83,139,452 16,126,576 $ 276,499,544
Advisor Class 924 15,436 22,496 363,757
Premier Class 310,186 4,932,565 484,253 8,313,921
Retirement Class 720,548 11,069,776 1,793,463 32,286,648
Retail Class 234,886 3,521,737 453,653 7,447,328
Class W 2,149,902 33,919,101 4,998,057 81,506,587
Total subscriptions 8,634,569 136,598,067 23,878,498 406,417,785
Reinvestments of distributions:
Institutional Class 5,912,184 90,752,021 14,531,570 269,705,941
Advisor Class 3,412 52,375 6,108 113,370
Premier Class 230,211 3,508,417 764,693 14,093,294
Retirement Class 1,442,016 21,284,154 4,513,938 80,709,212
Retail Class 505,471 7,324,277 1,535,785 26,999,078
Class W 2,333,044 35,742,230 7,552,097 140,015,877
Total reinvestments of distributions 10,426,338 158,663,474 28,904,191 531,636,772
Redemptions:
Institutional Class (9,991,321) (163,455,143) (4,335,640) (80,106,200)
Advisor Class (11,176) (171,523) (1,966) (30,180)
Premier Class (219,257) (3,373,404) (1,179,900) (19,937,097)
Retirement Class (1,797,765) (27,450,453) (3,446,184) (57,477,667)
Retail Class (441,972) (6,684,611) (899,152) (15,032,455)
Class W (5,569,335) (91,797,608) (11,393,795) (206,193,627)
Total redemptions (18,030,826) (292,932,742) (21,256,637) (378,777,226)
Net increase (decrease) from shareholder transactions 1,030,081 $ 2,328,799 31,526,052 $ 559,277,331

Notes to Financial Statements
(Unaudited) (continued)
170
Six Months Ended
4/30/23
Year Ended
10/31/22
2.7
Quant Small/Mid-Cap Equity Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 3,153,886 $ 37,915,106 2,031,284 $ 27,012,964
Advisor Class 857,189 10,715,083 817,462 11,493,848
Premier Class – – 610 8,643
Retirement Class 5,495,580 68,300,331 14,111,284 191,972,746
Retail Class 208,127 2,506,529 562,167 8,296,946
Class W 949,201 12,058,651 17,755,879 235,490,837
Total subscriptions 10,663,983 131,495,700 35,278,686 474,275,984
Reinvestments of distributions:
Institutional Class 399,271 4,767,290 711,077 10,538,161
Advisor Class 97,241 1,163,005 110,421 1,639,747
Premier Class – – 814 12,150
Retirement Class 1,629,553 19,326,503 1,243,075 18,322,925
Retail Class 98,768 1,171,387 215,044 3,167,605
Class W 5,052,909 60,331,731 10,954,592 162,456,600
Total reinvestments of distributions 7,277,742 86,759,916 13,235,023 196,137,188
Redemptions:
Institutional Class (2,092,156) (25,678,430) (988,785) (14,019,893)
Advisor Class (139,294) (1,715,399) (340,481) (4,545,705)
Premier Class – – (5,247) (67,861)
Retirement Class (151,548) (1,774,415) (328,664) (4,910,103)
Retail Class (138,164) (1,672,288) (359,687) (5,028,032)
Class W (19,874,939) (250,331,403) (14,575,649) (213,407,482)
Total redemptions (22,396,101) (281,171,935) (16,598,513) (241,979,076)
Net increase (decrease) from shareholder transactions (4,454,376) $ (62,916,319) 31,915,196 $ 428,434,096
Six Months Ended
4/30/23
Year Ended
10/31/22
2.8
Social Choice Equity Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 12,190,240 $ 281,897,235 26,193,208 $ 679,611,546
Advisor Class 239,655 5,490,524 214,091 5,596,223
Premier Class 311,016 7,178,203 532,765 13,799,464
Retirement Class 259,814 6,126,747 1,167,869 30,641,791
Retail Class 541,919 10,880,444 2,648,384 60,548,759
Total subscriptions 13,542,644 311,573,153 30,756,317 790,197,783
Reinvestments of distributions:
Institutional Class 8,697,336 197,777,413 17,427,754 486,234,335
Advisor Class 70,354 1,598,445 134,525 3,750,561
Premier Class 138,358 3,135,205 346,056 9,616,910
Retirement Class 1,506,586 34,952,806 3,091,900 87,902,705
Retail Class 1,447,972 28,452,626 2,702,625 65,619,749
Total reinvestments of distributions 11,860,606 265,916,495 23,702,860 653,124,260
Redemptions:
Institutional Class (34,624,618) (800,601,639) (35,014,554) (888,621,580)
Advisor Class (137,580) (3,189,325) (414,757) (10,581,744)
Premier Class (373,621) (8,642,870) (1,544,503) (39,671,922)
Retirement Class (4,456,858) (105,768,285) (4,009,215) (101,768,473)
Retail Class (1,523,949) (30,418,190) (3,214,352) (70,851,820)
Total redemptions (41,116,626) (948,620,309) (44,197,381) (1,111,495,539)
Net increase (decrease) from shareholder transactions (15,713,376) $ (371,130,661) 10,261,796 $ 331,826,504

171
Six Months Ended
4/30/23
Year Ended
10/31/22
2.9
Social Choice Low Carbon Equity Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 1,675,140 $ 28,814,707 12,217,458 $ 225,663,997
Advisor Class 34,962 613,298 257,725 5,005,498
Premier Class 43,047 739,519 85,087 1,590,092
Retirement Class 1,375,650 23,674,305 5,806,424 108,015,414
Retail Class 241,019 4,144,523 646,443 12,428,543
Total subscriptions 3,369,818 57,986,352 19,013,137 352,703,544
Reinvestments of distributions:
Institutional Class 400,725 6,788,288 939,411 19,079,440
Advisor Class 7,781 131,732 18,240 370,080
Premier Class 5,737 97,420 15,729 320,111
Retirement Class 508,905 8,580,131 1,453,537 29,390,504
Retail Class 49,617 837,526 165,170 3,341,379
Total reinvestments of distributions 972,765 16,435,097 2,592,087 52,501,514
Redemptions:
Institutional Class (3,900,392) (66,619,351) (6,004,414) (109,525,821)
Advisor Class (78,992) (1,384,266) (99,286) (1,779,612)
Premier Class (26,548) (456,843) (30,280) (539,660)
Retirement Class (422,437) (7,241,518) (318,448) (5,673,242)
Retail Class (160,437) (2,748,010) (509,775) (9,477,384)
Total redemptions (4,588,806) (78,449,988) (6,962,203) (126,995,719)
Net increase (decrease) from shareholder transactions (246,223) $ (4,028,539) 14,643,021 $ 278,209,339
Six Months Ended
4/30/23
Year Ended
10/31/22
3.01
Emerging Markets Equity Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 2,353,955 $ 17,619,699 6,576,268 $ 51,872,443
Advisor Class – – 24,644 190,001
Premier Class 77,294 582,417 127,351 1,022,624
Retirement Class 809,684 6,151,431 770,394 6,369,796
Retail Class 116,853 896,104 256,070 2,106,674
Class W 12,631,102 93,756,715 96,610,410 736,055,178
Total subscriptions 15,988,888 119,006,366 104,365,137 797,616,716
Reinvestments of distributions:
Institutional Class 15,028 110,455 6,287,030 57,149,105
Advisor Class 4 29 636 5,799
Premier Class 193 1,418 224,863 2,046,257
Retirement Class 1,366 10,002 2,100,518 19,009,686
Retail Class – – 187,808 1,707,178
Class W 1,536,230 11,306,655 28,789,939 261,412,650
Total reinvestments of distributions 1,552,821 11,428,559 37,590,794 341,330,675
Redemptions:
Institutional Class (4,065,919) (30,118,782) (8,938,105) (73,621,431)
Advisor Class (14,666) (107,648) (11,980) (83,207)
Premier Class (71,739) (533,680) (156,811) (1,314,333)
Retirement Class (1,213,052) (9,048,827) (1,944,866) (16,269,473)
Retail Class (130,976) (988,509) (314,784) (2,637,789)
Class W (44,105,801) (328,744,779) (30,280,297) (261,953,506)
Total redemptions (49,602,153) (369,542,225) (41,646,843) (355,879,739)
Net increase (decrease) from shareholder transactions (32,060,444) $ (239,107,300) 100,309,088 $ 783,067,652

Notes to Financial Statements
(Unaudited) (continued)
172
Six Months Ended
4/30/23
Year Ended
10/31/22
3.1
International Equity Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 6,631,768 $ 78,746,786 33,823,666 $ 397,769,775
Advisor Class 792 9,965 47,398 559,376
Premier Class 359,734 4,192,886 815,790 10,081,202
Retirement Class 1,018,875 12,714,555 1,767,094 22,741,969
Retail Class 380,283 2,747,292 886,963 6,822,574
Class W 7,541,127 89,231,107 130,258,327 1,411,129,296
Total subscriptions 15,932,579 187,642,591 167,599,238 1,849,104,192
Reinvestments of distributions:
Institutional Class 4,376,215 50,413,993 5,311,735 73,939,350
Advisor Class 3,980 46,930 5,357 76,281
Premier Class 114,195 1,314,382 144,316 2,007,432
Retirement Class 514,074 6,179,175 768,439 11,150,053
Retail Class 977,250 6,821,204 1,301,068 11,137,143
Class W 7,295,845 84,267,010 6,948,596 96,863,433
Total reinvestments of distributions 13,281,559 149,042,694 14,479,511 195,173,692
Redemptions:
Institutional Class (20,082,552) (238,099,292) (20,613,377) (254,136,131)
Advisor Class (31,032) (373,300) (56,802) (691,357)
Premier Class (284,185) (3,464,020) (764,750) (9,807,232)
Retirement Class (2,036,752) (25,186,316) (4,974,263) (62,428,214)
Retail Class (1,438,276) (10,323,680) (2,724,032) (20,426,949)
Class W (60,875,791) (722,016,206) (26,768,058) (329,829,265)
Total redemptions (84,748,588) (999,462,814) (55,901,282) (677,319,148)
Net increase (decrease) from shareholder transactions (55,534,450) $ (662,777,529) 126,177,467 $ 1,366,958,736
Six Months Ended
4/30/23
Year Ended
10/31/22
3.2
International Opportunities Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 494,611 $ 6,625,515 1,720,240 $ 26,529,785
Advisor Class 115,349 1,550,850 492,704 6,350,328
Premier Class 4,895 68,042 151,295 2,406,932
Retirement Class 35,440 494,867 92,630 1,391,678
Retail Class 361,726 5,031,367 188,107 2,683,186
Class W 9,117,377 122,075,169 31,181,323 464,581,709
Total subscriptions 10,129,398 135,845,810 33,826,299 503,943,618
Reorganization (see note 1):
Institutional Class – – 1,697,847 21,358,920
Advisor Class – – 4,192,145 52,653,335
Retail Class – – 2,349,147 29,505,285
Class W – – 28,598,123 360,050,363
Total reorganization – – 36,837,262 463,567,903
Reinvestments of distributions:
Institutional Class 4,498 59,919 743,067 12,354,256
Advisor Class 920 12,237 28,435 448,767
Premier Class 64 860 2,169 28,580
Retirement Class 3,147 41,756 787,831 13,179,220
Retail Class 177 2,347 41,216 688,189
Class W 232,878 3,104,263 12,406,777 203,729,523
Total reinvestments of distributions 241,684 3,221,382 14,009,495 230,428,535
Redemptions:
Institutional Class (1,319,585) (18,382,465) (1,077,062) (15,686,155)
Advisor Class (1,918,677) (25,625,317) (30,553) (475,597)
Premier Class (1,261) (17,254) (995) (13,696)
Retirement Class (843,335) (11,525,009) (2,014,103) (30,428,952)
Retail Class (306,285) (4,139,747) (116,497) (1,758,640)
Class W (29,505,012) (405,762,113) (17,529,734) (251,578,035)
Total redemptions (33,894,155) (465,451,905) (20,768,944) (299,941,075)
Net increase (decrease) from shareholder transactions (23,523,073) $ (326,384,713) 63,904,112 $ 897,998,981

173
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
Six Months Ended
4/30/23
Year Ended
10/31/22
3.3
Quant International Small-Cap Equity Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 118,922 $ 1,101,816 1,015,089 $ 10,412,826
Advisor Class – – – –
Premier Class – – – –
Retirement Class 24,092 226,358 719,058 7,229,214
Retail Class 3,027 31,441 6,966 75,837
Class W 2,972,029 27,479,453 17,098,702 168,518,734
Total subscriptions 3,118,070 28,839,068 18,839,815 186,236,611
Reinvestments of distributions:
Institutional Class 246,988 2,264,874 477,425 5,394,899
Advisor Class – – – –
Premier Class – – – –
Retirement Class 31,212 285,902 23,679 267,572
Retail Class 2,802 25,779 5,279 59,813
Class W 4,848,269 44,458,629 8,621,993 97,600,960
Total reinvestments of distributions 5,129,271 47,035,184 9,128,376 103,323,244
Redemptions:
Institutional Class (1,159,950) (11,003,112) (806,177) (8,392,506)
Advisor Class – – – –
Premier Class – – – –
Retirement Class (160,133) (1,502,276) (130,592) (1,306,110)
Retail Class (8,033) (76,375) (7,647) (80,518)
Class W (24,531,404) (233,223,648) (15,191,250) (160,256,693)
Total redemptions (25,859,520) (245,805,411) (16,135,666) (170,035,827)
Net increase (decrease) from shareholder transactions (17,612,179) $ (169,931,159) 11,832,525 $ 119,524,028
Six Months Ended
4/30/23
Year Ended
10/31/22
3.4
Social Choice International Equity Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 10,592,375 $ 121,918,120 32,956,696 $ 386,940,795
Advisor Class 223,701 2,601,090 895,856 9,767,041
Premier Class 6,309 75,995 6,715 78,149
Retirement Class 7,160,006 84,040,775 15,949,816 190,021,816
Retail Class 420,024 4,965,625 989,522 12,210,822
Total subscriptions 18,402,415 213,601,605 50,798,605 599,018,623
Reinvestments of distributions:
Institutional Class 990,732 11,205,179 837,545 11,047,222
Advisor Class 16,411 185,604 4,833 63,694
Premier Class 556 6,305 750 9,913
Retirement Class 959,037 10,817,941 885,076 11,638,754
Retail Class 40,582 458,165 48,209 634,425
Total reinvestments of distributions 2,007,318 22,673,194 1,776,413 23,394,008
Redemptions:
Institutional Class (7,247,210) (85,374,979) (9,861,747) (112,953,530)
Advisor Class (115,521) (1,371,096) (245,872) (2,476,276)
Premier Class (5,049) (60,184) (2,912) (32,711)
Retirement Class (20,893) (239,358) (91,973) (1,070,872)
Retail Class (244,161) (2,878,821) (542,892) (6,540,478)
Total redemptions (7,632,834) (89,924,438) (10,745,396) (123,073,867)
Net increase (decrease) from shareholder transactions 12,776,899 $ 146,350,361 41,829,622 $ 499,338,764

Notes to Financial Statements
(Unaudited) (continued)
174
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Investment Adviser and Other Transactions with Affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the
Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
2.1
Growth & Income $4,124,874,208 $1,340,031,815 $(129,797,588) $1,210,234,227
2.2
Large-Cap Growth 3,226,067,138 1,966,816,940 (185,226,717) 1,781,590,223
2.3
Large-Cap Value 3,252,302,055 1,535,020,790 (64,098,069) 1,470,922,721
2.4
Mid-Cap Growth 1,012,068,971 201,804,115 (144,810,221) 56,993,894
2.5
Mid-Cap Value 1,588,293,736 199,020,561 (105,773,612) 93,246,949
2.6
Quant Small-Cap Equity 2,334,150,273 477,376,856 (253,234,334) 224,142,522
2.7
Quant Small/Mid-Cap Equity 966,962,929 206,060,627 (83,301,471) 122,759,156
2.8
Social Choice Equity 4,009,950,891 2,158,560,790 (343,365,448) 1,815,195,342
2.9
Social Choice Low Carbon Equity 1,034,255,632 173,902,320 (87,697,463) 86,204,857
3.01
Emerging Markets Equity 1,631,988,553 186,392,620 (245,033,691) (58,641,071)
3.1
International Equity 5,521,659,114 1,451,149,288 (226,313,463) 1,224,835,825
3.2
International Opportunities 1,960,125,294 685,915,990 (191,122,901) 494,793,089
3.3
Quant International Small-Cap Equity 1,156,901,691 117,281,522 (94,755,450) 22,526,072
3.4
Social Choice International Equity 1,453,632,596 197,107,248 (68,066,761) 129,040,487
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
2.1
Growth & Income $24,695,085 $321,570,812 $1,724,554,283 $– $– $(310,429) $2,070,509,751
2.2
Large-Cap Growth 23,360,988 – 1,011,487,690 (15,842,152) – (205,504) 1,018,801,022
2.3
Large-Cap Value 74,280,060 192,856,659 1,414,406,977 – – (321,644) 1,681,222,052
2.4
Mid-Cap Growth 4,863,713 – (79,987,969) (82,476,807) – (125,810) (157,726,873)
2.5
Mid-Cap Value 41,363,114 189,015,912 108,091,040 – – (282,073) 338,187,993
2.6
Quant Small-Cap Equity 16,937,880 132,786,269 273,895,521 – – (169,451) 423,450,219
2.7
Quant Small/Mid-Cap Equity 9,469,120 73,534,643 107,745,946 – – (14,599) 190,735,110
2.8
Social Choice Equity 76,754,047 182,365,133 1,629,875,500 – – (174,951) 1,888,819,729
2.9
Social Choice Low Carbon Equity 8,694,392 6,418,088 17,087,965 – – (7,492) 32,192,953
3.01
Emerging Markets Equity 9,141,867 – (481,474,103) (212,672,740) – (60,123) (685,065,099)
3.1
International Equity 133,673,095 – (140,364,041) (248,213,298) – (317,817) (255,222,061)
3.2
International Opportunities 1,725,332 – 164,081,710 (736,958,036) – (53,577) (571,204,571)
3.3
Quant International Small-Cap Equity 41,735,100 – (191,858,954) (119,568,686) – (18,546) (269,711,086)
3.4
Social Choice International Equity 25,726,156 – (151,719,054) (7,143,343) – (7,245) (133,143,486)
Fund Short-Term Long-Term Total
2.1
Growth & Income $ – $ – $ –
2.2
Large-Cap Growth 15,842,152 – 15,842,152
2.3
Large-Cap Value – – –
2.4
Mid-Cap Growth 82,476,807 – 82,476,807
2.5
Mid-Cap Value – – –
2.6
Quant Small-Cap Equity – – –
2.7
Quant Small/Mid-Cap Equity – – –
2.8
Social Choice Equity – – –
2.9
Social Choice Low Carbon Equity – – –
3.01
Emerging Markets Equity 198,236,601 14,436,139 212,672,740
3.1
International Equity 236,086,832 12,126,466 248,213,298
3.2
International Opportunities* 635,592,974 101,365,062 736,958,036
3.3
Quant International Small-Cap Equity 119,568,686 – 119,568,686
3.4
Social Choice International Equity 6,008,832 1,134,511 7,143,343
* A portion of International Opportunities' capital loss carryforwards is subject to limitation under the Internal Revenue Code and regulated regulations.

175
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the reporting period, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
Investment
Management Fee
Range
Investment
Management Fee-
Effective Rate Maximum Expense Amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
2.1
Growth & Income* 0.300% —0.450% 0.401% 0.520% 0.670% 0.670% 0.770% 0.870% 0.520%
2.2
Large-Cap Growth* 0.300% —0.450% 0.405 0.520 0.670 0.670 0.770 0.870 0.520
2.3
Large-Cap Value* 0.300% —0.450% 0.404 0.520 0.670 0.670 0.770 0.870 0.520
2.4
Mid-Cap Growth* 0.290% —0.480% 0.461 0.550 0.700 0.700 0.800 0.900 –
2.5
Mid-Cap Value* 0.290% —0.480% 0.441 0.550 0.700 0.700 0.800 0.900 –
2.6
Quant Small-Cap Equity* 0.270% —0.460% 0.404 0.530 0.680 0.680 0.780 0.880 0.530
2.7
Quant Small/Mid-Cap Equity* 0.270% —0.460% 0.439 0.530 0.680 0.680 0.780 0.880 0.530
2.8
Social Choice Equity
0.150%
0.150 0.220 0.370 0.370 0.470 0.570 –
2.9
Social Choice Low Carbon Equity* 0.200% —0.250% 0.249 0.320 0.470 0.470 0.570 0.670 –
3.01
Emerging Markets Equity* 0.700% —0.850% 0.838 0.950 1.100 1.100 1.200 1.300 0.950
3.1
International Equity* 0.350% —0.500% 0.442 0.600 0.750 0.750 0.850 0.950 0.600
3.2
International Opportunities* 0.450% —0.600% 0.578 0.700 0.850 0.850 0.950 1.050 0.700
3.3
Quant International Small-Cap Equity* 0.500% —0.650% 0.645 0.750 0.900 0.900 1.000 1.100 0.750
3.4
Social Choice International Equity* 0.250% —0.300% 0.297 0.400 0.550 0.550 0.650 0.750 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 29, 2024. The reimbursement arrangements can only be changed with the approval of the Board.

Notes to Financial Statements
(Unaudited) (continued)
176
Prior to March 1, 2023, the investment management fee and maximum expense amounts (after waivers and reimbursements) were equal to the following noted annual percentage of average daily net assets for each class:
Effective May 1, 2022, for a one year period, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers)
are equal to the following noted annual percentage of average daily net assets for each class, inclusive of voluntary and contractual waivers:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in "Other income" on the Statement of Operations. During the current fiscal period, the values of voluntary compensation were as follows:
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
2.1
Growth & Income* 0.300% - 0.450% 0.520% 0.670% 0.670% 0.770% 0.910% 0.520%
2.2
Large-Cap Growth* 0.300% - 0.450% 0.520 0.670 0.670 0.770 0.910 0.520
2.3
Large-Cap Value* 0.300% - 0.450% 0.520 0.670 0.670 0.770 0.910 0.520
2.4
Mid-Cap Growth* 0.290% - 0.480% 0.550 0.700 0.700 0.800 0.940 –
2.5
Mid-Cap Value* 0.290% - 0.480% 0.550 0.700 0.700 0.800 0.940 –
2.6
Quant Small-Cap Equity* 0.270% - 0.460% 0.530 0.680 0.680 0.780 0.920 0.530
2.7
Quant Small/Mid-Cap Equity* 0.270% - 0.460% 0.530 0.680 0.680 0.780 0.920 0.530
2.8
Social Choice Equity 0.150% 0.220 0.370 0.370 0.470 0.610 –
2.9
Social Choice Low Carbon Equity* 0.200% - 0.250% 0.320 0.470 0.470 0.570 0.710 –
3.01
Emerging Markets Equity* 0.700% - 0.850% 0.950 1.100 1.100 1.200 1.340 0.950
3.1
International Equity* 0.350% - 0.500% 0.600 0.750 0.750 0.850 0.990 0.600
3.2
International Opportunities* 0.450% - 0.600% 0.700 0.850 0.850 0.950 1.090 0.700
3.3
Quant International Small-Cap Equity* 0.500% - 0.650% 0.750 0.900 0.900 1.000 1.140 0.750
3.4
Social Choice International Equity* 0.250% - 0.300% 0.400 0.550 0.550 0.650 0.790 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
2.1
Growth & Income* 0.290% —0.440% 0.510% 0.660% 0.660% 0.760% 0.860% 0.510%
2.2
Large-Cap Growth* 0.275% —0.425% 0.495 0.645 0.645 0.745 0.845 0.495
2.3
Large-Cap Value* 0.300% —0.450% 0.520 0.670 0.670 0.650 0.870 0.520
2.5
Mid-Cap Value* 0.285% —0.475% 0.545 0.695 0.695 0.795 0.895 –
2.8
Social Choice Equity 0.135% 0.205 0.355 0.355 0.455 0.555 –
3.01
Emerging Markets Equity* 0.700% —0.850% 0.950 1.100 0.940 0.940 1.235 0.950
3.2
International Opportunities* 0.450% —0.600% 0.700 0.850 0.640 0.640 1.050 0.700
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Fund Value
3.01
Emerging Markets Equity $49,076
3.2
International Opportunities 297,573

177
A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds. The following is the percentage of the Funds' shares owned by affiliates as of the end of the reporting period:
Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the
Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:
9. Emerging Markets Risks
The Emerging Markets Equity Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
Fund Purchases Sales Realized Gain (Loss)
Growth & Income $ 3,671,567 $ 279,092 $ 20,520
Large-Cap Growth 65,258 25,463,672 (3,177,128)
Large-Cap Value – 37,622,817 887,272
Mid-Cap Growth – 1,017,292 (34,541)
Mid-Cap Value 195,427 1,046,224 452,797
Quant Small-Cap Equity 10,659,800 8,110,641 (410,881)
Quant Small/Mid-Cap Equity 717,854 4,090,786 (333,793)
Social Choice Equity 6,427,125 20,589,781 4,720,040
Social Choice Low Carbon Equity 1,727,727 2,281,250 (795,646)
Emerging Markets Equity – 15,004,950 (3,637,750)
International Equity – 56,823,135 (8,748,851)
International Opportunities – 50,778,881 (6,098,621)
Quant International Small-Cap Equity 5,108,991 122,952,704 (14,268,402)
Social Choice International Equity 4,183,485 204,357 (17,776)
Underlying Fund
TIAA-CREF
Lifecycle Funds
TIAA-CREF
Lifestyle Funds
TIAA-CREF
Managed
Allocation Fund TIAA Access Total
2.1
Growth & Income 44% 2% 1% 5% 52%
2.2
Large-Cap Growth 46 2 1 3 52
2.3
Large-Cap Value 47 2 1 9 59
2.4
Mid-Cap Growth – – – 18 18
2.5
Mid-Cap Value – – – 23 23
2.6
Quant Small-Cap Equity 21 1 – 10 32
2.7
Quant Small/Mid-Cap Equity 58 2 1 – 61
2.8
Social Choice Equity – – – 5 5
2.9
Social Choice Low Carbon Equity – – – 3 3
3.01
Emerging Markets Equity 81 3 2 1 87
3.1
International Equity 50 2 1 8 61
3.2
International Opportunities 86 3 2 – 91
3.3
Quant International Small-Cap Equity 93 4 2 – 99
3.4
Social Choice International Equity – – – 7 7
Issue
Value at
10/31/22
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Shares at
4/30/23
Value at
4/30/23
Emerging Markets Equity Fund
Common stocks
Brazil
Arcos Dorados Holdings, Inc $ 52,972,059 $ – $ 957,611 $ (20,611) $ 2,733,844 $ 551,412 6,892,655 $ 54,727,681
Total $52,972,059 – 957,611 (20,611) 2,733,844 551,412 6,892,655 $54,727,681

Notes to Financial Statements
(Unaudited) (continued)
178
10. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current reporting period, there were no inter-fund borrowing or lending transactions.
11. Line of Credit
The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 14, 2022 expiring on June 13, 2023, replacing the previous facility, which expired June 2022. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Funds during the current fiscal period.
12. Subsequent Events
The Adviser has agreed to implement voluntary waivers reducing the management fee breakpoint schedules for several Funds for one year effective May 1, 2023. These waivers are voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. During this one-year period the range paid to the Adviser is as follows:
Also, the Adviser has agreed to implement voluntary waivers reducing the expense cap for several Funds for one year effective
May 1, 2023. These waivers are voluntary in nature and can be discontinued at any time without prior notice to shareholders upon
Board approval. During this one-year period, the expense cap after the waiver for each Fund is as follows:
Fund Waiver Investment Management Fee Waiver
Growth & Income 0.005% 0.295-0.445%
Mid-Cap Value 0.005 0.285-0.475
Social Choice Equity 0.010 0.140
Fund Waiver Maximum Expense Amounts
Social Choice Low Carbon - Institutional Class 0.065% 0.255%
Social Choice Low Carbon - Advisor Class 0.065 0.405
Social Choice Low Carbon - Premier Class 0.065 0.405
Social Choice Low Carbon - Retirement Class 0.065 0.505
Social Choice Low Carbon - Retail Class 0.065 0.605

179
Additional Fund Information
Portfolio holdings
The TIAA-CREF Funds file complete portfolio listings with the Securities and Exchange Commission (SEC), and they are available to the public.
You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-PORT or Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730
Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

180
Approval of Investment Management Agreement
(Unaudited)
Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds
The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust, on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series covered by this Report (the “Funds”).
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the
1940 Act. Rather, they are all deemed to be independent Trustees.
Overview of the renewal process
The Board held an in-person meeting on March 10, 2023, in order to consider the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board described further below.
As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the
Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the
Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.
Among other matters, the Operations Committee or certain of its designated members, following consultations with representatives of Advisors, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board
Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.
Based on guidance provided by the Operations Committee or certain of its designated members, on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Fund, including data relating to each
Fund’s management fee rate, total expense ratio, short-term and long-term investment performance, profits and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies (except for brokerage commission costs and portfolio turnover rates) and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each
Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class as the base class for comparison purposes.
Among other matters, the Board also considered information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

181
Legal counsel for the Trustees also requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, the information that was provided for consideration included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year;
(3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by
Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the
Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading, soft dollar usage and best execution practices, and any actual and potential conflicts of interest identified by
Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Trustees); and
(9) draft narrative explanations to be included in the shareholder reports of reasons why the Board should renew the Agreement. The
Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. The Board also considered information concerning the extent to which Advisors currently waives the management fee and other expenses for Class W shares of certain of the Funds which are paid instead by funds of funds that invest in Class W shares, including an annual certification from Advisors that the waiver does not and will not result in any cross-subsidization of Class
W shares by the Funds’ other share classes.
On March 2, 2023, the Board held a virtual meeting via videoconference with legal counsel to the Trustees to discuss Advisors’
materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors.
Subsequently, at the March 10, 2023 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.
In considering whether to renew the Agreement with respect to each Fund, the Board considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3)
the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as, if applicable, through management fee breakpoints; (7) comparisons, if applicable, of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits identified by Advisors derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.
In addition to the March 10, 2023 meeting that included Advisors’ personnel, the Trustees met in executive sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section
15(c) of the 1940 Act and certain other legal authorities.
While the contract renewal process included a series of discussions and meetings leading up to the March 10, 2023 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is an ongoing process. The Board, as well as its Committees, considered reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the
Board and its Investment Committee and its other Committees receive and consider, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.
The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-
Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 10, 2023, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors that the Board considered with respect to each Fund.

182
Approval of Investment Management Agreement
(continued)
(Unaudited)
The nature, extent and quality of services
The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement
Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including conducting research, identifying investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of each
Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that
Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.
The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the
Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.
During its review, the Board noted its ongoing review of the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services. Based on all factors considered, the Board concluded that the nature, extent, and quality of services provided by Advisors to each Fund under the
Agreement was reasonable.
Investment performance
The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The
Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index or, in circumstances in which a Fund’s peer group or peer universe was not viewed as a representative basis for comparison, other comparative information deemed relevant by management and/or the Board. For details regarding each Fund’s performance, see the
Fund-by-Fund synopsis below.
The Board considered, in those cases in which a Fund had performed materially differently from its Broadridge peers based on a Board-established threshold, the factors identified by Advisors that contributed to such difference and any remedial measures being undertaken, or planned to be undertaken, by Advisors. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.
Cost and profitability
The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2022. The
Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board considered that Advisors had calculated that it earned profits with respect to each Fund under the Agreement for the one-year period ended
December 31, 2022.
The Board considered the following voluntary waivers of management fee rates for the year ended April 30, 2023: 0.005% for the
Mid-Cap Value Fund; 0.010% for the Growth & Income Fund; 0.015% for the Social Choice Equity Fund; and 0.025% for the Large-
Cap Growth Fund. The Board also considered the following voluntary waivers of management fee rates for the year ended April 30,
2024: 0.005% for the Mid-Cap Value Fund and the Growth & Income Fund; and 0.010% for the Social Choice Equity Fund. The Board
also acknowledged Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. The Board concluded that Advisors’ profits earned on the Funds were reasonable in light of various relevant factors.

183
Fees charged by other advisers
The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the
Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this regard, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of similar mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Funds’ data were derived.
Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.
Economies of scale
The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board also considered the extent to which the current fee rate schedule breakpoints for the Funds affected Advisors’ fees. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to each Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. The Board also considered the contractual fee rate reductions and one-year voluntary management fee waivers agreed to by Advisors, as noted above. The Board also considered Advisors’ reimbursement to the Funds for all of the soft dollar amounts the Funds spent on research during the year.
Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.
Fee and performance comparisons with other Advisors clients
The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including other mutual funds, foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as certain of the Funds. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’ representation that, while the management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and accounts, this may be due in part to the fact that these other funds and accounts may: (1) involve less entrepreneurial risk on the part of Advisors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; and/or (5) target different investors. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by Advisors to its comparable clients.
Other benefits
The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Funds to Advisors or its affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Funds share investment resources and/or personnel with other clients of Advisors and the ability to incubate strategies within one or more Funds that could be subsequently utilized to manage other non-Fund products. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and 529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs. The Board concluded that other benefits to Advisors and its affiliates arising from the Agreement were reasonable in light of various relevant factors.

184
Approval of Investment Management Agreement
(continued)
(Unaudited)
Fund-by-fund synopsis of factors
The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class of each Fund. Because the Institutional Class generally has lower non-
management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31,
2022. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2022. Statements below regarding a Fund’s
“effective management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account any breakpoints in the management fee rate schedule for the Fund and any applicable fee waivers and/or expense reimbursements.
Statements below regarding “net profit” refer to Advisors’ calculation that it earned a profit for the services that it rendered to a Fund during 2022 under the Agreement.
Growth & Income Fund
The Fund’s annual contractual management fee rate starts at 0.45% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2022 asset level was 0.390% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of
0.010% for the year ended April 30, 2023.
Effective May 1, 2023, Advisors has voluntarily agreed to reduce the Fund’s management fee rate by 0.005% through April 30,
2024.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
The Fund was in the 4th quintile of the group of comparable funds selected by Broadridge for performance comparison purposes
(“Performance Group”) for each of the one-, three-, five- and ten-year periods. The Fund was in the 5th, 4th, 4th and 3rd quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 3 stars.
The Fund’s portfolio managers changed in November 2022.
Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.
Large-Cap Growth Fund
The Fund’s annual contractual management fee rate starts at 0.45% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2022 asset level was 0.386% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of
0.025% for the year ended April 30, 2023.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and its Expense Universe.
The Fund was in the 3rd, 3rd, 4th and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 4th, 4th and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.
Large-Cap Value Fund
The Fund’s annual contractual management fee rate starts at 0.45% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2022 asset level was 0.401% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the
1st, 2nd and 2nd quintiles of its Expense Universe, respectively.

185
The Fund was in the 3rd, 3rd, 4th and 5th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 3rd, 5th and 5th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 2 stars.
Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.
Mid-Cap Growth Fund
The Fund’s annual contractual management fee rate starts at 0.48% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2022 asset level was 0.449% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and its Expense Universe.
The Fund was in the 4th, 4th, 5th and 5th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 5th, 5th and 5th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 2 stars.
Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.
Mid-Cap Value Fund
The Fund’s annual contractual management fee rate starts at 0.48% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2022 asset level was 0.432% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of
0.005% for the year ended April 30, 2023.
Effective May 1, 2023, Advisors has voluntarily agreed to continue to reduce the Fund’s management fee rate by 0.005% through
April 30, 2024.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and its Expense Universe.
The Fund was in the 5th quintile of its Performance Group for each of the one-, three-, five- and ten-year periods. The Fund was in the 5th, 5th, 4th and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 2 stars.
The Fund’s portfolio management team changed in 2020.
Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.
Quant Small-Cap Equity Fund
The Fund’s annual contractual management fee rate starts at 0.46% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2022 asset level was 0.402% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
The Fund ranked 2 out of 5 funds, 2 out of 5 funds, 2 out of 5 funds and 3 out of 5 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 3rd, 2nd and 1st quintiles of its Performance
Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.
Quant Small/Mid-Cap Equity Fund
The Fund’s annual contractual management fee rate starts at 0.46% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2022 asset level was 0.441% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and its Expense Universe.

186
Approval of Investment Management Agreement
(continued)
(Unaudited)
The Fund ranked 1 out of 3 funds within its Performance Group for each of the one-, three- and five-year periods. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods.
The Fund received an Overall Morningstar Rating of 5 stars.
Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.
Social Choice Equity Fund
The Fund’s annual contractual management fee rate is 0.15% of average daily net assets. The Fund’s effective management fee rate at its December 31, 2022 asset level was 0.14%, of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.015% for the year ended April 30, 2023.
Effective May 1, 2023, Advisors has voluntarily agreed to a management fee rate waiver of 0.010% of average daily net assets through April 30, 2024.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and its Expense Universe.
The Fund ranked 1 out of 5 funds, 2 out of 5 funds, 3 out of 5 funds and 3 out of 5 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 2nd, 2nd and 2nd quintiles of its Performance
Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 3 stars.
Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.
Social Choice Low Carbon Equity Fund
The Fund’s annual contractual management fee rate starts at 0.25% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2022 asset level was 0.249% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 2nd, 2nd and
1st quintiles of both its Expense Group and Expense Universe, respectively.
The Fund ranked 3 out of 4 funds, 1 out of 4 funds and 1 out of 4 funds within its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 3rd, 1st and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.
Emerging Markets Equity Fund
The Fund’s annual contractual management fee rate starts at 0.85% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2022 asset level was 0.840% of average daily net assets.
The Fund’s total expense ratio, actual management fee and contractual management fee were in the 1st, 2nd and 2nd quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee and contractual management fee were in the 2nd, 3rd and 2nd quintiles of its Expense Universe, respectively.
The Fund was in the 2nd, 5th, 5th and 5th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 5th, 5th and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 2 stars.
Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.
International Equity Fund
The Fund’s annual contractual management fee rate starts at 0.50% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2022 asset level was 0.445% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and its Expense Universe.

187
The Fund was in the 5th, 2nd, 5th and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 2nd, 5th and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 2 stars.
Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.
International Opportunities Fund
The Fund’s annual contractual management fee rate starts at 0.60% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2022 asset level was 0.581% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 2nd and
2nd quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 2nd and 1st quintiles of its Expense Universe, respectively.
The Fund was in the 3rd, 1st and 1st quintiles of its Performance Group for the one-, three-, and five-year periods, respectively.
The Fund was in the 3rd, 1st and 2nd quintiles of its Performance Universe for the one-, three-, and five-year periods, respectively
The Fund received an Overall Morningstar Rating of 3 stars.
Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.
Quant International Small-Cap Equity Fund
The Fund’s annual contractual management fee rate starts at 0.65% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2022 asset level was 0.642% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and its Expense Universe.
The Fund did not have a Performance Group. The Fund was in the 1st, 4th and 5th quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
The Fund received an Overall Morningstar Rating of 1 stars.
Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.
Social Choice International Equity Fund
The Fund’s annual contractual management fee rate starts at 0.30% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2022 asset level was 0.299% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 3rd, 3rd and 1st quintiles of its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Universe.
The Fund ranked 2 out of 4 funds within its Performance Group for each of the one-, three- and five-year periods. The Fund was in the 3rd, 2nd and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.
________________
Based primarily on the foregoing factors and conclusions, the Board renewed the Agreement for each Fund.

Liquidity Risk Management Program
188
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the
Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Funds’ liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the
“LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel
from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.
At a February 14, 2023 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022 (the
“Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii)
holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-
specific considerations, as well as market depth, and utilize third-party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each
Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment
Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits the Funds’ investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

Additional Information About Index Providers
(Unaudited)
189
Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023. FTSE
Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Standard & Poor's Index
The S&P 500® Index is a product  of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the Growth & Income Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s
Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings
LLC (“Dow Jones”). It is not possible to invest directly in an index. The fund is not sponsored, endorsed, sold or promoted by SPDJI,
Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general market performance.
Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the fund with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of
S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the fund. S&P Dow Jones Indices has no obligation to take the needs of the fund or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the fund or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY
COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT
BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS
ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY
FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES
BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF
THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS
OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUND, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties
(including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI
Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

How to Reach Us
©2023 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206
Websites
TIAA.org
nuveen.com
Automated telephone service
800-842-2252
24 hours a day, 7 days a week
For the hearing- or speech-impaired
800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for the Institutional,
Advisor, Premier, and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers.
Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute
securities products.
This material is for informational or educational purposes
only and does not constitute fiduciary investment advice
under ERISA, a securities recommendation under all
securities laws, or an insurance product recommendation
under state insurance laws or regulations. This material
does not take into account any specific objectives or
circumstances of any particular investor, or suggest any
specific course of action. Investment decisions should
be made based on an investor’s own objectives and
circumstances.

2869050
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A12454 (6/23)

Equity Index Funds
TIAA-CREF
Semi-annual
Report
TIAA-CREF
Funds
April 30, 2023
This semi-annual report contains the Funds’ unaudited financial statements.
Fund Name
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
4.1
TIAA-CREF Equity Index Fund TIEIX TEIHX TCEPX TIQRX TINRX TEQWX
4.2
TIAA-CREF Large-Cap Growth Index Fund TILIX TRIHX – TRIRX – TRIWX
4.3
TIAA-CREF Large-Cap Value Index Fund TILVX THCVX – TRCVX – THCWX
4.4
TIAA-CREF S&P 500 Index Fund TISPX TISAX – TRSPX – TISWX
4.5
TIAA-CREF Small-Cap Blend Index Fund TISBX TRHBX – TRBIX – –
4.6
TIAA-CREF Emerging Markets Equity Index Fund TEQLX TEQHX TEQPX TEQSX TEQKX TENWX
4.7
TIAA-CREF International Equity Index Fund TCIEX TCIHX TRIPX TRIEX – TCIWX

Letter to Investors 3
Important Notices 5
About the Funds’ Benchmarks 6
Fund Performance 7
Expense Examples 14
Portfolios of Investments 17
Statement of Assets and Liabilities 178
Statement of Operations 182
Statement of Changes in Net Assets 184
Financial Highlights 188
Notes to Financial Statements 202
Additional Fund Information 213
Approval of Investment Management Agreement 214
Liquidity Risk Management Program 220
Additional Information About Index Providers 221
How to Reach Us Inside back cover

3
Letter to Investors
Brad Finkle
Global stocks produced solid gains for the six months ended April 30, 2023. The economy expanded but at a slower pace as persistent inflation prompted the
Federal Reserve to continue raising short-term interest rates. Around the world, major foreign economies grew at varying rates. For the six months:
The Russell 3000® Index, which measures the performance of the broad U.S.
stock market, gained 7.3%. Please see page 5 for benchmark definitions.
The MSCI EAFE® Index, which tracks stocks in 21 developed-markets nations outside North America, advanced 24.2%.
The MSCI Emerging Markets Index, which represents the performance of stocks in 24 developing nations, rose 16.4%.
Most of the TIAA-CREF Equity Index Funds (Institutional Class) posted gains for the period.
U.S. economic growth slowed
Domestic stocks posted solid gains for the six months as the economy expanded, buoyed by a powerful labor market and resilient consumer spending. However, the pace of growth slowed in both the fourth quarter of 2022 and the first quarter of 2023. Businesses pulled back spending on inventory and equipment during the first three months of the calendar year. Rising prices led to further monetary tightening during the period, resulting in the federal funds target rate reaching its highest level since 2007. The Fed raised rates again in May, shortly after the end of the period, but indicated that a pause in future increases was possible.
For the six months, large-cap stocks outpaced mid- and small-cap shares, while growth equities outperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Foreign developed and emerging markets outpaced U.S. stocks
Foreign developed-markets stocks climbed sharply as many global economies continued to grow. The economy of the 19-nation euro area continued to expand, but the rate of growth slowed. Inflation remained a pressing concern in Europe and the United Kingdom. In response, the European Central Bank raised its suite of benchmark interest rates multiple times during the period. The Bank of England increased its benchmark rate to 4.25%.
Emerging-markets stocks produced strong returns for the six months, although all of the gains took place in the first half of the period. China’s economic growth accelerated as the country’s severe COVID-19 restrictions were relaxed.
Most index funds posted gains
Nearly all of the TIAA-CREF Equity Index Funds advanced for the six months.
Each fund invests in a portfolio that attempts to match the risk and return characteristics of its benchmark index at a low cost per invested dollar. The funds’ performance includes a deduction for expenses, while the returns of their respective indexes do not. The funds’ six-month returns ranged from 24.5% for the
International Equity Index Fund to −3.3% for the Small-Cap Blend Index Fund. (All
fund returns are for the Institutional Class.)
Among TIAA-CREF’s foreign equity index portfolios, the International Equity Index
Fund performed best with a strong double-digit gain, while the Emerging Markets
Equity Index Fund rose 16.7%.
The Large-Cap Growth Index Fund gained 11.5%, while its value counterpart, the
Large-Cap Value Index Fund, returned 4.5%. The S&P 500 Index Fund rose 8.6%, and the Equity Index Fund advanced 7.3%. The Small-Cap Blend Index Fund posted a small single-digit loss.

Letter to Investors
(continued)
4
Maintaining a long-term approach
The stock market’s recent gains were a welcome shift for investors, after coping with sizable losses in 2022. Yet the market’s advance occurred as questions about inflation, higher interest rates and economic growth continued to be debated. The past six months illustrated once again that it’s nearly impossible to time the markets. Furthermore, it bolsters our strong belief that investors who stick with a well-developed, long-term plan may give themselves a greater opportunity of achieving their financial goals. In our view, a diversified portfolio of stocks, bonds and other assets, managed by professionals, can help investors do just that. Of course, diversification cannot guarantee against market losses.
If you have any questions or would like to discuss your portfolio, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We would be happy to help you.
Brad Finkle
Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds

Important Notices
5
For Shareholders of
Equity Index Fund
Large-Cap Growth Index Fund
Large-Cap Value Index Fund
S&P 500 Index Fund
Small-Cap Blend Index Fund
Emerging Markets Equity Index Fund
International Equity Index Fund
Portfolio Manager Commentaries in Semi-annual Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s October 31, 2022 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Fund Performance section within this report.

About the Funds’ Benchmarks
6
Broad market indexes
Russell 3000® Index: An index designed to measure the performance of the stocks of the 3,000 largest publicly traded
U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI EAFE ®( Europe, Australasia, Far East) Index: An index designed to measure the performance of large and mid-cap securities across 21 developed market countries, excluding the U.S. and Canada. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI Emerging Markets Index: An index designed to measure the performance of large and mid-cap equity securities across
24 emerging market countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Large-cap indexes
S&P 500® Index: An index generally considered representative of the U.S. equity market. The index includes 500 leading companies and covers approximately 80% of available market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 1000® Growth Index: An index designed to measure the performance of the large-cap growth segment of the U.S.
equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 1000 Value Index: An index designed to measure the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Small-cap index
Russell 2000® Index: An index designed to measure the performance of the small-cap segment of the U.S. equity universe.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of S&P Global.

Equity Index Fund
7
Performance as of April 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Equity Index Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 7/1/99 7 .30% 1 .51% 10 .57% 11 .64% 0 .05% 0 .05%
Advisor Class 12/4/15 7 .27 1 .41 10 .44 11 .56
†
0 .15 0 .15
Premier Class 9/30/09 7 .19 1 .33 10 .40 11 .47 0 .20 0 .20
Retirement Class 3/31/06 7 .16 1 .25 10 .30 11 .36 0 .30 0 .30
Retail Class 3/31/06 7 .16 1 .24 10 .27 11 .33 0 .32 0 .32
Class W 9/28/18 7 .34 1 .56 10 .62
†
11 .67
†
0 .05 0 .00
Russell 3000® Index – 7 .30 1 .50 10 .60 11 .67 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
as of 4/30/2023
Net assets $
35.75
billion
Portfolio turnover rate
*
1%
Number of holdings 2,774
Weighted median market
capitalization $125.16 billon
Price/earnings ratio (weighted
12-month trailing average)
†
24.9
*
The portfolio turnover rate covers the six-month period
from November 1, 2022–April 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 4/30/2023
Information technology 24.2
Health care 14.2
Financials 13.5
Consumer discretionary 10.1
Industrials 9.6
Communication services 7.7
Consumer staples 6.7
Energy 4.7
Real estate 3.0
Materials 2.9
Utilities 2.8
Short-term investments,
other assets & liabilities, net 0.6
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2023
More than $50 billion
67.1
More than $15 billion-$50 billion
18.3
More than $2 billion-$15 billion
12.4
$2 billion or less
2.2
Total 100.0

Large-Cap Growth Index Fund
8
Performance as of April 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Large-Cap Growth Index Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 10/1/02 11 .49% 2 .26% 13 .74% 14 .39% 0 .05% 0 .05%
Advisor Class 12/4/15 11 .44 2 .17 13 .60 14 .30
†
0 .16 0 .16
Retirement Class 10/1/02 11 .33 1 .99 13 .45 14 .10 0 .30 0 .30
Class W 9/30/19 11 .50 2 .31 13 .77
†
14 .41
†
0 .05 0 .00
Russell 1000® Growth Index – 11 .51 2 .34 13 .80 14 .46 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
as of 4/30/2023
Net assets $
9.84
billion
Portfolio turnover rate
*
11%
Number of holdings 508
Weighted median market
capitalization $293.04 billon
Price/earnings ratio (weighted
12-month trailing average)
†
32.0
*
The portfolio turnover rate covers the six-month period
from November 1, 2022–April 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 4/30/2023
Information technology 41.6
Consumer discretionary 13.8
Health care 12.0
Industrials 7.9
Communication services 7.3
Financials 7.0
Consumer staples 6.2
Real estate 1.5
Energy 1.4
Materials 1.3
Short-term investments,
other assets & liabilities, net 0.0
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2023
More than $50 billion
81.4
More than $15 billion-$50 billion
13.3
More than $2 billion-$15 billion
5.3
Total 100.0

Large-Cap Value Index Fund
9
Performance as of April 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Large-Cap Value Index Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 10/1/02 4 .50% 1 .19% 7 .72% 9 .08% 0 .05% 0 .05%
Advisor Class 12/4/15 4 .46 1 .05 7 .58 8 .98
†
0 .19 0 .19
Retirement Class 10/1/02 4 .42 0 .99 7 .46 8 .81 0 .30 0 .30
Class W 9/30/19 4 .55 1 .23 7 .75
†
9 .09
†
0 .05 0 .00
Russell 1000® Value Index – 4 .54 1 .21 7 .75 9 .13 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
as of 4/30/2023
Net assets $
8.19
billion
Portfolio turnover rate
*
7%
Number of holdings 851
Weighted median market
capitalization $87.88 billon
Price/earnings ratio (weighted
12-month trailing average)
†
19.7
*
The portfolio turnover rate covers the six-month period
from November 1, 2022–April 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 4/30/2023
Financials 20.6
Health care 16.4
Industrials 10.6
Communication services 8.7
Energy 8.0
Consumer staples 7.7
Information technology 7.4
Consumer discretionary 6.0
Utilities 5.6
Real estate 4.5
Materials 4.4
Short-term investments,
other assets & liabilities, net 0.1
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2023
More than $50 billion
60.4
More than $15 billion-$50 billion
25.7
More than $2 billion-$15 billion
13.8
$2 billion or less
0.1
Total 100.0

S&P 500 Index Fund
10
Performance as of April 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
S&P 500 Index Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 10/1/02 8 .59% 2 .61% 11 .39% 12 .14% 0 .05% 0 .05%
Advisor Class 12/4/15 8 .54 2 .50 11 .25 12 .04
†
0 .18 0 .18
Retirement Class 10/1/02 8 .46 2 .37 11 .12 11 .86 0 .30 0 .30
Class W 9/30/19 8 .64 2 .68 11 .43
†
12 .16
†
0 .05 0 .00
S&P 500® Index – 8 .63 2 .66 11 .45 12 .20 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
as of 4/30/2023
Net assets $
7.52
billion
Portfolio turnover rate
*
1%
Number of holdings 509
Weighted median market
capitalization $174.43 billon
Price/earnings ratio (weighted
12-month trailing average)
†
23.9
*
The portfolio turnover rate covers the six-month period
from November 1, 2022–April 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 4/30/2023
Information technology 25.6
Health care 14.3
Financials 13.0
Consumer discretionary 9.8
Industrials 8.3
Communication services 8.3
Consumer staples 7.3
Energy 4.7
Utilities 2.9
Materials 2.6
Real estate 2.5
Short-term investments,
other assets & liabilities, net 0.7
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2023
More than $50 billion
77.4
More than $15 billion-$50 billion
19.3
More than $2 billion-$15 billion
3.3
Total 100.0

Small-Cap Blend Index Fund
11
Performance as of April 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Total return Average annual total return Annual operating expenses
*
Small-Cap Blend Index Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 10/1/02 - 3 .32% - 3 .46% 4 .28% 8 .06% 0 .06% 0 .06%
Advisor Class 12/4/15 - 3 .44 - 3 .62 4 .12 7 .96
†
0 .67 0 .21
Retirement Class 10/1/02 - 3 .45 - 3 .67 4 .01 7 .78 0 .31 0 .31
Russell 2000® Index – - 3 .45 - 3 .65 4 .15 7 .88 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
as of 4/30/2023
Net assets $
3.13
billion
Portfolio turnover rate
*
8%
Number of holdings 1,876
Weighted median market
capitalization $2.57 billon
Price/earnings ratio (weighted
12-month trailing average)
†
33.3
*
The portfolio turnover rate covers the six-month period
from November 1, 2022–April 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 4/30/2023
Health care 17.1
Industrials 16.7
Financials 15.7
Consumer discretionary 11.4
Information technology 11.3
Energy 6.4
Real estate 6.2
Materials 4.5
Consumer staples 3.9
Utilities 3.3
Communication services 2.8
Short-term investments,
other assets & liabilities, net 0.7
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2023
More than $2 billion-$15 billion
62.2
$2 billion or less
37.8
Total 100.0

Emerging Markets Equity Index Fund
12
Performance as of April 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Holdings by country
Total return Average annual total return Annual operating expenses
*
Emerging Markets Equity Index
Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 8/31/10 16 .73% - 5 .28% - 1 .09% 1 .69% 0 .19% 0 .19%
Advisor Class 12/4/15 16 .50 - 5 .51 - 1 .25 1 .59
†
0 .33 0 .33
Premier Class 8/31/10 16 .61 - 5 .43 - 1 .25 1 .53 0 .34 0 .34
Retirement Class 8/31/10 16 .53 - 5 .54 - 1 .33 1 .43 0 .44 0 .44
Retail Class 8/31/10 16 .53 - 5 .52 - 1 .44 1 .31 0 .53 0 .53
Class W 9/28/18 16 .77 - 5 .10 - 0 .92
†
1 .78
†
0 .19 0 .00
MSCI Emerging Markets
Index – 16 .36 - 6 .51 - 1 .05 1 .80 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
as of 4/30/2023
Net assets $
5.25
billion
Portfolio turnover rate
*
6%
Number of holdings 1,375
Weighted median market
capitalization $26.78 billon
Price/earnings ratio (weighted
12-month trailing average)
†
12.4
*
The portfolio turnover rate covers the six-month period
from November 1, 2022–April 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 4/30/2023
Financials 22.1
Information technology 19.3
Consumer discretionary 12.8
Communication services 10.4
Materials 8.3
Consumer staples 6.6
Industrials 5.9
Energy 5.1
Health care 4.1
Utilities 3.0
Real estate 2.2
Short-term investments,
other assets & liabilities, net 0.2
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2023
More than $50 billion
33.4
More than $15 billion-$50 billion
28.5
More than $2 billion-$15 billion
37.4
$2 billion or less
0.7
Total 100.0
% of portfolio investments
as of 4/30/2023
China 31.1
Taiwan 14.5
India 13.6
Korea, Republic of 11.9
Brazil 5.0
Saudi Arabia 4.2
South Africa 3.3
Mexico 2.8
Indonesia 2.1
Thailand 2.0
21 other nations 9.1
Short-term investments 0.4
Total 100.0

International Equity Index Fund
13
Performance as of April 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition Holdings by company size
Holdings by country
Total return Average annual total return Annual operating expenses
*
International Equity Index
Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 10/1/02 24 .45% 9 .74% 3 .85% 4 .91% 0 .05% 0 .05%
Advisor Class 12/4/15 24 .42 9 .62 3 .73 4 .82
†
0 .17 0 .17
Premier Class 9/30/09 24 .39 9 .59 3 .70 4 .75 0 .20 0 .20
Retirement Class 10/1/02 24 .37 9 .52 3 .60 4 .65 0 .30 0 .30
Class W 9/28/18 24 .50 9 .78 3 .90
†
4 .93
†
0 .05 0 .00
MSCI EAFE® Index – 24 .19 8 .42 3 .63 4 .76 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
as of 4/30/2023
Net assets $
21.02
billion
Portfolio turnover rate
*
5%
Number of holdings 807
Weighted median market
capitalization $48.92 billon
Price/earnings ratio (weighted
12-month trailing average)
†
14.1
*
The portfolio turnover rate covers the six-month period
from November 1, 2022–April 30, 2023, and is not
annualized.
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 4/30/2023
Financials 18.2
Industrials 15.4
Health care 13.4
Consumer discretionary 12.2
Consumer staples 10.5
Information technology 7.5
Materials 7.4
Communication services 4.5
Energy 4.4
Utilities 3.7
Real estate 1.5
Short-term investments,
other assets & liabilities, net 1.3
Total 100.0
Market capitalization
% of equity
investments as of
4/30/2023
More than $50 billion
48.4
More than $15 billion-$50 billion
33.4
More than $2 billion-$15 billion
18.2
Total 100.0
% of portfolio investments
as of 4/30/2023
Japan 20.7
United Kingdom 11.5
France 10.7
Germany 8.4
Australia 7.6
United States 7.2
Switzerland 6.1
Netherlands 5.1
Sweden 3.1
Denmark 3.0
21 other nations 14.5
Short-term investments 2.1
Total 100.0

Expense Examples
14
All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense examples that appear in this report are intended to help you understand your ongoing costs only
(in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( November 1, 2022 – April 30, 2023 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
4.1
Equity Index Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,072.98 $1,072.68 $1,071.92 $1,071.57 $1,071.58 $1,073.45
Expenses incurred during the period*
$0.23 $0.75 $1.00 $1.52 $1.58 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.57 $1,024.07 $1,023.83 $1,023.33 $1,023.27 $1,024.79
Expenses incurred during the period*
$0.23 $0.74 $0.98 $1.48 $1.54 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.05% for
Institutional Class, 0.15% for Advisor Class, 0.20% for Premier Class, 0.30% for Retirement Class, 0.31% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

15
4.2
Large-Cap Growth Index Fund
Share Class
Institutional
Class
Advisor
Class
Retirement
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,114.91 $1,114.35 $1,113.32 $1,114.99
Expenses incurred during the period*
$0.26 $0.80 $1.57 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.55 $1,024.04 $1,023.31 $1,024.78
Expenses incurred during the period*
$0.25 $0.77 $1.50 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.05%
for Institutional Class, 0.15% for Advisor Class, 0.30% for Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
4.3
Large-Cap Value Index Fund
Share Class
Institutional
Class
Advisor
Class
Retirement
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,044.99 $1,044.58 $1,044.18 $1,045.47
Expenses incurred during the period*
$0.26 $0.90 $1.52 $0.02
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.54 $1,023.91 $1,023.30 $1,024.78
Expenses incurred during the period*
$0.26 $0.89 $1.51 $0.02
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.05%
for Institutional Class, 0.18% for Advisor Class, 0.30% for Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
4.4
S&P 500 Index Fund
Share Class
Institutional
Class
Advisor
Class
Retirement
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,085.90 $1,085.43 $1,084.61 $1,086.40
Expenses incurred during the period*
$0.25 $0.92 $1.54 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.55 $1,023.91 $1,023.32 $1,024.79
Expenses incurred during the period*
$0.24 $0.90 $1.50 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.05%
for Institutional Class, 0.18% for Advisor Class, 0.30% for Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense Examples
(continued)
16
4.5
Small-Cap Blend Index Fund
Share Class
Institutional
Class
Advisor
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$966.79 $965.57 $965.53
Expenses incurred during the period*
$0.27 $1.00 $1.48
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.52 $1,023.78 $1,023.28
Expenses incurred during the period*
$0.28 $1.03 $1.53
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.06%
for Institutional Class, 0.20% for Advisor Class and 0.30% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
4.6
Emerging Markets Equity Index Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,167.28 $1,165.02 $1,166.13 $1,165.33 $1,165.31 $1,167.72
Expenses incurred during the period*
$0.86 $1.51 $1.66 $2.20 $2.64 $0.03
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.01 $1,023.40 $1,023.26 $1,022.76 $1,022.35 $1,024.77
Expenses incurred during the period*
$0.80 $1.41 $1.55 $2.05 $2.47 $0.02
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.16% for
Institutional Class, 0.28% for Advisor Class, 0.31% for Premier Class, 0.41% for Retirement Class, 0.49% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
4.7
International Equity Index Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,244.50 $1,244.20 $1,243.91 $1,243.71 $1,244.97
Expenses incurred during the period*
$0.29 $1.07 $1.12 $1.68 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.54 $1,023.84 $1,023.80 $1,023.30 $1,024.79
Expenses incurred during the period*
$0.26 $0.97 $1.01 $1.51 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.05% for
Institutional Class, 0.19% for Advisor Class, 0.20% for Premier Class, 0.30% for Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Portfolios of Investments
(Unaudited)
Equity Index Fund April 30, 2023
17
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 1 .5%
70,649 * Adient plc $ 2,609,774
82,911 * American Axle & Manufacturing Holdings, Inc 592,814
238,352 * Aptiv plc 24,516,887
204,944 BorgWarner, Inc 9,863,955
187,702 *,e Canoo, Inc 141,715
145,811 *,e Cenntro Electric Group Ltd 54,067
107,715 Dana Inc 1,593,105
20,044 * Dorman Products, Inc 1,726,991
116,037 *,e Fisker, Inc 747,278
3,463,586 Ford Motor Co 41,147,402
40,428 * Fox Factory Holding Corp 4,482,252
1,227,054 General Motors Co 40,541,864
218,002 Gentex Corp 6,014,675
25,155 * Gentherm, Inc 1,500,496
286,551 * Goodyear Tire & Rubber Co 3,057,499
127,748 Harley-Davidson, Inc 4,739,451
18,139 LCI Industries, Inc 2,048,981
51,928 Lear Corp 6,629,128
288,372 *,e Lordstown Motors Corp 150,819
537,055 *,e Lucid Group, Inc 4,264,217
194,312 *,e Luminar Technologies, Inc 1,169,758
36,126 * Modine Manufacturing Co 755,395
11,849 * Motorcar Parts of America, Inc 57,705
16,988 Patrick Industries, Inc 1,165,886
181,469 *,e QuantumScape Corp 1,270,283
442,851 *,e Rivian Automotive, Inc 5,677,350
44,987 *,e Solid Power, Inc 102,120
15,934 Standard Motor Products, Inc 573,783
19,766 * Stoneridge, Inc 372,194
2,265,603 * Tesla, Inc 372,261,229
41,295 Thor Industries, Inc 3,263,131
28,194 * Visteon Corp 3,958,156
23,560 Winnebago Industries, Inc 1,369,778
177,385 *,e Workhorse Group, Inc 167,132
27,749 * XPEL, Inc 2,027,342
TOTAL AUTOMOBILES & COMPONENTS 550,614,612
BANKS - 3 .4%
18,633 1st Source Corp 776,623
14,723 Amalgamated Financial Corp 239,690
25,834 Amerant Bancorp Inc 480,512
4,611 American National Bankshares, Inc 133,212
48,454 Ameris Bancorp 1,623,209
7,173 Arrow Financial Corp 154,865
156,553 Associated Banc-Corp 2,791,340
85,111 Atlantic Union Bankshares Corp 2,435,877
44,566 * Axos Financial, Inc 1,812,499
50,744 Banc of California, Inc 575,944
24,715 Bancfirst Corp 1,974,481
7,985 e Bank First Corp 546,094
6,134,621 Bank of America Corp 179,621,703
34,424 e Bank of Hawaii Corp 1,667,154
6,575 Bank of Marin Bancorp 115,917
39,774 Bank of NT Butterfield & Son Ltd 1,023,385
90,703 Bank OZK 3,239,911
62,424 BankUnited 1,407,661
41,073 Banner Corp 2,050,364
12,845 Bar Harbor Bankshares 318,556
16,293 BCB Bancorp, Inc 192,257

Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
43,571 Berkshire Hills Bancorp, Inc $ 926,755
12,822 Blue Ridge Bankshares, Inc 123,989
24,362 BOK Financial Corp 2,043,241
15,598 * Bridgewater Bancshares, Inc 155,200
67,439 Brookline Bancorp, Inc 643,363
19,568 Business First Bancshares, Inc 301,739
25,800 Byline Bancorp, Inc 499,230
143,139 Cadence BanCorp 2,894,271
4,978 Cambridge Bancorp 257,114
11,105 Camden National Corp 354,805
191 Capital Bancorp, Inc 3,218
4,521 Capital City Bank Group, Inc 137,710
105,986 Capitol Federal Financial 657,113
21,038 Capstar Financial Holdings, Inc 281,488
15,958 * Carter Bankshares, Inc 205,060
82,639 Cathay General Bancorp 2,633,705
16,021 Central Pacific Financial Corp 254,413
1,692,702 Citigroup, Inc 79,675,483
5,190 Citizens & Northern Corp 99,129
407,145 Citizens Financial Group, Inc 12,597,066
13,280 City Holding Co 1,211,003
5,750 Civista Bancshares, Inc 91,252
7,874 CNB Financial Corp 147,716
14,705 * Coastal Financial Corp 533,056
167,425 Columbia Banking System, Inc 3,576,198
27,831 *,e Columbia Financial, Inc 467,004
99,964 Comerica, Inc 4,335,439
111,019 Commerce Bancshares, Inc 6,200,411
60,022 Community Bank System, Inc 2,998,699
14,068 Community Trust Bancorp, Inc 506,589
32,974 ConnectOne Bancorp, Inc 520,330
32,218 *,e CrossFirst Bankshares, Inc 323,147
46,800 Cullen/Frost Bankers, Inc 5,159,700
32,680 * Customers Bancorp, Inc 713,731
139,451 CVB Financial Corp 2,087,581
28,972 Dime Community Bancshares, Inc 596,823
26,137 Eagle Bancorp, Inc 656,039
126,261 East West Bancorp, Inc 6,526,431
133,594 Eastern Bankshares, Inc 1,556,370
5,234 Enterprise Bancorp, Inc 150,949
28,968 Enterprise Financial Services Corp 1,238,672
11,154 Equity Bancshares, Inc 262,677
8,510 Esquire Financial Holdings, Inc 328,997
9,389 e Farmers & Merchants Bancorp, Inc 214,069
11,812 Farmers National Banc Corp 138,082
34,406 FB Financial Corp 1,012,569
587,078 Fifth Third Bancorp 15,381,444
8,770 Financial Institutions, Inc 153,300
158,461 First Bancorp 1,861,917
24,700 First Bancorp 760,266
7,604 First Bancorp, Inc 187,819
14,763 First Bancshares, Inc 370,551
588 e First Bank 5,709
38,527 First Busey Corp 700,421
8,793 First Business Financial Services, Inc 252,271
9,837 First Citizens Bancshares, Inc (Class A) 9,907,630
135,088 First Commonwealth Financial Corp 1,685,898
14,032 First Community Bancshares, Inc 328,489
73,937 First Financial Bancorp 1,530,496
112,033 First Financial Bankshares, Inc 3,278,086
4,322 First Financial Corp 149,325

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
28,815 First Foundation, Inc $ 181,246
11,340 e First Guaranty Bancshares, Inc 154,111
135,411 First Hawaiian, Inc 2,587,704
463,915 First Horizon National Corp 8,141,708
10,789 First Internet Bancorp 158,706
96,845 First Interstate Bancsystem, Inc 2,478,264
47,027 First Merchants Corp 1,372,248
12,091 First Mid-Illinois Bancshares, Inc 318,719
12,529 First of Long Island Corp 146,589
9,917 * First Western Financial, Inc 176,126
15,276 Five Star Bancorp 324,768
13,488 Flushing Financial Corp 162,261
325,156 FNB Corp 3,732,791
194,217 Fulton Financial Corp 2,317,009
19,386 *,e FVCBankcorp, Inc 186,299
19,355 German American Bancorp, Inc 562,650
101,511 Glacier Bancorp, Inc 3,373,211
7,132 Great Southern Bancorp, Inc 362,876
11,967 Greene County Bancorp, Inc 245,922
5,058 Guaranty Bancshares, Inc 121,948
70,171 Hancock Whitney Corp 2,562,645
29,083 Hanmi Financial Corp 469,981
39,598 HarborOne Northeast Bancorp, Inc 425,678
7,219 HBT Financial, Inc 127,343
34,542 Heartland Financial USA, Inc 1,124,687
55,657 Heritage Commerce Corp 473,084
28,290 Heritage Financial Corp 498,187
46,898 Hilltop Holdings, Inc 1,454,776
1,692 e Hingham Institution for Savings 329,196
2,890 Home Bancorp, Inc 90,544
183,082 Home Bancshares, Inc 3,985,695
15,148 HomeStreet, Inc 147,844
8,226 HomeTrust Bancshares, Inc 171,677
99,262 Hope Bancorp, Inc 903,284
37,769 Horizon Bancorp 397,708
1,192,416 Huntington Bancshares, Inc 13,355,059
41,058 Independent Bank Corp 2,299,248
16,001 Independent Bank Corp 285,138
27,575 Independent Bank Group, Inc 1,003,178
63,589 International Bancshares Corp 2,713,343
10,716 John Marshall Bancorp, Inc 195,246
2,557,445 JPMorgan Chase & Co 353,541,197
62,205 Kearny Financial Corp 484,577
725,045 Keycorp 8,164,007
54,549 Lakeland Bancorp, Inc 782,233
19,759 Lakeland Financial Corp 1,001,189
23,057 Live Oak Bancshares, Inc 543,223
629 Luther Burbank Corp 5,686
153,710 M&T Bank Corp 19,336,718
12,700 Macatawa Bank Corp 118,745
8,910 Mercantile Bank Corp 250,015
22,883 Meta Financial Group, Inc 1,018,980
28,455 Metrocity Bankshares, Inc 465,239
7,146 *,e Metropolitan Bank Holding Corp 229,315
11,042 Mid Penn Bancorp, Inc 249,770
22,606 Midland States Bancorp, Inc 452,120
5,927 MidWestOne Financial Group, Inc 122,689
7,349 MVB Financial Corp 134,119
21,289 National Bank Holdings Corp 676,990
34,793 NBT Bancorp, Inc 1,121,726
578,035 New York Community Bancorp, Inc 6,179,194

Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
8,973 * Nicolet Bankshares, Inc $ 514,243
44,937 Northfield Bancorp, Inc 468,244
101,413 Northwest Bancshares, Inc 1,185,518
52,078 OceanFirst Financial Corp 833,248
72,625 OFG Bancorp 1,857,021
302,292 Old National Bancorp 4,053,736
15,271 Old Second Bancorp, Inc 187,681
20,312 Origin Bancorp, Inc 597,782
3,618 Orrstown Financial Services, Inc 69,357
89,066 Pacific Premier Bancorp, Inc 1,980,828
194,598 e PacWest Bancorp 1,975,170
11,574 Park National Corp 1,253,696
12,857 e Parke Bancorp, Inc 221,012
10,253 Peapack Gladstone Financial Corp 272,320
23,125 Peoples Bancorp, Inc 602,637
8,138 Peoples Financial Services Corp 328,368
64,999 Pinnacle Financial Partners, Inc 3,524,896
385 *,e Pioneer Bancorp, Inc 3,396
356,795 PNC Financial Services Group, Inc 46,472,549
77,194 Popular, Inc 4,632,412
12,183 Preferred Bank 585,759
28,576 Premier Financial Corp 474,647
5,687 Primis Financial Corp 50,330
82,390 Prosperity Bancshares, Inc 5,159,262
4,934 e Provident Bancorp Inc 33,699
103,199 Provident Financial Services, Inc 1,803,919
14,068 QCR Holdings, Inc 582,415
22,257 RBB Bancorp 276,877
4,522 Red River Bancshares Inc 208,012
775,994 Regions Financial Corp 14,169,650
43,118 Renasant Corp 1,212,478
4,137 Republic Bancorp, Inc (Class A) 162,584
29,268 *,e Republic First Bancorp, Inc 36,000
33,109 S&T Bancorp, Inc 911,491
34,709 Sandy Spring Bancorp, Inc 780,258
69,004 Seacoast Banking Corp of Florida 1,531,199
41,638 ServisFirst Bancshares, Inc 2,102,719
14,920 Shore Bancshares, Inc 198,138
5,250 Sierra Bancorp 86,047
98,370 Simmons First National Corp (Class A) 1,643,763
16,069 SmartFinancial, Inc 346,126
354 South Plains Financial Inc 7,268
69,727 South State Corp 4,809,768
2,746 * Southern First Bancshares, Inc 75,735
5,675 Southern Missouri Bancorp, Inc 205,889
24,349 Southside Bancshares, Inc 772,594
38,203 Stellar Bancorp, Inc 876,377
21,096 Stock Yards Bancorp, Inc 1,025,266
5,861 Summit Financial Group, Inc 113,879
110,649 Synovus Financial Corp 3,407,989
38,762 * Texas Capital Bancshares, Inc 1,947,790
37,392 * The Bancorp, Inc 1,193,179
11,131 Tompkins Financial Corp 652,499
56,169 Towne Bank 1,330,644
24,322 Trico Bancshares 870,971
17,672 Triumph Bancorp, Inc 918,237
1,138,168 Truist Financial Corp 37,081,513
19,519 TrustCo Bank Corp NY 582,447
45,567 Trustmark Corp 1,088,596
38,832 UMB Financial Corp 2,470,104
130,431 United Bankshares, Inc 4,321,179

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
103,599 United Community Banks, Inc $ 2,579,615
22,107 Univest Financial Corp 444,793
1,198,347 US Bancorp 41,079,335
414,096 Valley National Bancorp 3,884,220
34,533 Veritex Holdings, Inc 594,313
81,079 Washington Federal, Inc 2,273,455
15,885 Washington Trust Bancorp, Inc 446,527
153,531 Webster Financial Corp 5,726,706
3,358,948 Wells Fargo & Co 133,518,183
51,566 WesBanco, Inc 1,372,687
8,366 West Bancorporation, Inc 144,146
20,400 Westamerica Bancorporation 826,404
96,323 e Western Alliance Bancorp 3,575,510
46,083 Wintrust Financial Corp 3,150,695
47,065 WSFS Financial Corp 1,655,276
118,073 Zions Bancorporation 3,289,514
TOTAL BANKS 1,212,731,721
CAPITAL GOODS - 6 .3%
90,270 * 3D Systems Corp 826,873
491,786 3M Co 52,237,509
115,895 A.O. Smith Corp 7,914,470
36,440 Aaon, Inc 3,571,120
23,678 * AAR Corp 1,249,725
26,578 Acuity Brands, Inc 4,182,846
55,177 Advanced Drainage Systems, Inc 4,729,772
115,971 Aecom Technology Corp 9,631,392
80,429 * Aerojet Rocketdyne Holdings, Inc 4,537,000
22,184 * Aerovironment, Inc 2,233,707
27,273 *,e AerSale Corp 441,277
53,417 AGCO Corp 6,620,503
105,685 Air Lease Corp 4,250,651
7,420 Alamo Group, Inc 1,311,337
34,459 Albany International Corp (Class A) 3,143,005
77,538 Allegion plc 8,566,398
6,208 Allied Motion Technologies, Inc 213,679
98,034 Allison Transmission Holdings, Inc 4,783,079
12,889 Alta Equipment Group, Inc 182,250
35,576 * Ameresco, Inc 1,479,962
12,826 * American Woodmark Corp 647,970
201,758 Ametek, Inc 27,828,481
169,536 * API Group Corp 3,858,639
18,243 Apogee Enterprises, Inc 776,422
30,780 Applied Industrial Technologies, Inc 4,175,615
96,323 *,e Archer Aviation, Inc 190,720
51,490 Arcosa, Inc 3,477,635
11,536 Argan, Inc 464,093
48,253 Armstrong World Industries, Inc 3,313,051
165,666 * Array Technologies, Inc 3,387,870
17,527 Astec Industries, Inc 723,515
179,114 *,e Astra Space, Inc 75,676
17,487 * Astronics Corp 257,758
34,587 * Atkore International Group, Inc 4,369,376
60,126 * Axon Enterprise, Inc 12,669,149
84,027 * AZEK Co, Inc 2,280,493
18,025 AZZ, Inc 680,083
40,879 * Babcock & Wilcox Enterprises, Inc 254,267
37,511 Barnes Group, Inc 1,576,587
45,670 * Beacon Roofing Supply, Inc 2,748,421
164,866 *,e Berkshire Grey, Inc 225,866
28,514 *,e Blink Charging Co 203,305

Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
137,453 * Bloom Energy Corp $ 2,288,592
11,512 * Blue Bird Corp 215,274
11,068 * BlueLinx Holdings, Inc 775,424
485,248 * Boeing Co 100,339,581
33,731 Boise Cascade Co 2,304,165
19,889 e Brookfield Business Corp 367,151
133,960 * Builders FirstSource, Inc 12,695,389
87,839 BWX Technologies, Inc 5,672,643
8,806 e Cadre Holdings, Inc 185,454
13,385 e Caesarstone Sdot-Yam Ltd 61,036
45,144 Carlisle Cos, Inc 9,744,332
725,390 Carrier Global Corp 30,335,810
455,046 Caterpillar, Inc 99,564,065
233,284 *,e ChargePoint Holdings, Inc 2,022,572
36,781 * Chart Industries, Inc 4,895,551
20,351 * CIRCOR International, Inc 566,572
20,151 Columbus McKinnon Corp 699,441
28,861 Comfort Systems USA, Inc 4,314,431
887 * Concrete Pumping Holdings Inc 6,165
28,626 * Construction Partners Inc 742,558
54,914 *,e Core & Main, Inc 1,431,059
38,580 * Crane Co 2,780,461
38,580 Crane Holdings Co 1,827,149
11,874 CSW Industrials, Inc 1,599,072
123,420 Cummins, Inc 29,008,637
33,427 Curtiss-Wright Corp 5,676,907
55,814 *,e Custom Truck One Source, Inc 350,512
79,935 *,e Decarbonization Plus Acquisition Corp 66,474
237,484 Deere & Co 89,773,702
311,752 *,e Desktop Metal, Inc 685,854
120,750 Donaldson Co, Inc 7,673,662
17,088 Douglas Dynamics, Inc 500,849
121,539 Dover Corp 17,764,140
7,460 * Ducommun, Inc 373,000
12,598 * DXP Enterprises, Inc 317,470
21,956 * Dycom Industries, Inc 2,033,565
348,016 Eaton Corp 58,160,434
39,624 EMCOR Group, Inc 6,775,704
508,851 Emerson Electric Co 42,366,934
16,119 Encore Wire Corp 2,519,883
46,405 * Energy Recovery, Inc 1,045,505
94,986 * Energy Vault Holdings, Inc 160,526
55,416 Enerpac Tool Group Corp 1,316,684
33,465 EnerSys 2,776,591
84,627 *,e Enovix Corp 915,664
16,390 EnPro Industries, Inc 1,545,085
56,109 Esab Corp 3,274,521
19,331 ESCO Technologies, Inc 1,808,802
80,826 *,e ESS Tech, Inc 86,484
110,276 * Evoqua Water Technologies Corp 5,453,148
505,611 Fastenal Co 27,222,096
46,155 Federal Signal Corp 2,371,444
98,402 Flowserve Corp 3,285,643
24,553 *,e Fluence Energy, Inc 443,427
142,932 * Fluor Corp 4,153,604
310,223 Fortive Corp 19,571,969
104,386 Fortune Brands Home & Security, Inc 6,752,730
37,279 Franklin Electric Co, Inc 3,335,352
59,145 *,e FTC Solar, Inc 161,466
347,202 *,e FuelCell Energy, Inc 652,740
155,438 * Gates Industrial Corp plc 2,093,750

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
36,014 GATX Corp $ 4,102,355
57,877 * Generac Holdings, Inc 5,916,187
214,154 General Dynamics Corp 46,758,384
949,694 General Electric Co 93,991,215
26,448 * Gibraltar Industries, Inc 1,323,458
10,966 Global Industrial Co 292,244
37,797 * GMS, Inc 2,194,494
18,896 Gorman-Rupp Co 463,897
147,695 Graco, Inc 11,710,737
149,154 GrafTech International Ltd 702,515
39,368 Granite Construction, Inc 1,501,102
60,950 * Great Lakes Dredge & Dock Corp 349,243
25,077 Greenbrier Cos, Inc 663,287
40,831 Griffon Corp 1,161,642
22,211 H&E Equipment Services, Inc 810,701
54,836 * Hayward Holdings, Inc 660,225
41,922 HEICO Corp 7,069,726
70,220 HEICO Corp (Class A) 9,425,631
426,591 * Heliogen, Inc 119,744
23,945 Helios Technologies, Inc 1,440,052
25,702 Herc Holdings, Inc 2,570,714
78,974 Hexcel Corp 5,692,446
54,131 Hillenbrand, Inc 2,469,456
103,419 * Hillman Solutions Corp 868,720
590,670 Honeywell International, Inc 118,039,493
317,760 Howmet Aerospace, Inc 14,073,590
46,255 Hubbell, Inc 12,457,397
33,445 * Hudson Technologies, Inc 258,530
35,838 Huntington Ingalls 7,227,091
38,361 *,e Hydrofarm Holdings Group, Inc 60,227
85,805 *,e Hyliion Holdings Corp 117,553
7,156 Hyster-Yale Materials Handling, Inc 376,835
66,059 IDEX Corp 13,629,293
8,756 * IES Holdings, Inc 378,172
267,563 Illinois Tool Works, Inc 64,734,192
353,391 Ingersoll Rand, Inc 20,150,355
15,632 Insteel Industries, Inc 430,349
66,579 ITT, Inc 5,621,931
82,032 * Janus International Group, Inc 738,288
164,024 * JELD-WEN Holding, Inc 2,096,227
30,832 John Bean Technologies Corp 3,351,747
591,034 Johnson Controls International plc 35,367,475
9,278 Kadant, Inc 1,724,131
22,936 Kaman Corp 506,198
63,395 Kennametal, Inc 1,645,734
89,581 * Kratos Defense & Security Solutions, Inc 1,155,595
166,880 L3Harris Technologies, Inc 32,566,632
2,025 * Lawson Products, Inc 94,527
25,358 Lennox International, Inc 7,148,674
47,515 Lincoln Electric Holdings, Inc 7,973,017
8,406 Lindsay Corp 1,014,940
200,643 Lockheed Martin Corp 93,188,641
30,526 Luxfer Holdings plc 465,521
25,887 * Manitowoc Co, Inc 395,812
195,438 Masco Corp 10,457,887
17,394 * Masonite International Corp 1,589,986
47,879 * Mastec, Inc 4,252,134
104,386 * Masterbrand, Inc 842,395
59,955 Maxar Technologies, Inc 3,160,828
21,770 McGrath RentCorp 1,934,918
197,279 MDU Resources Group, Inc 5,764,492

Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
56,073 * Mercury Systems, Inc $ 2,673,000
132,141 *,e Microvast Holdings, Inc 138,748
46,376 * Middleby Corp 6,533,451
12,532 Miller Industries, Inc 408,543
27,127 Moog, Inc (Class A) 2,444,414
74,482 * MRC Global, Inc 725,455
40,108 MSC Industrial Direct Co (Class A) 3,638,999
45,760 Mueller Industries, Inc 3,287,856
123,593 Mueller Water Products, Inc (Class A) 1,656,146
15,607 * MYR Group, Inc 1,997,540
3,753 National Presto Industries, Inc 255,279
24,468 * NEXTracker, Inc 770,497
226,463 *,e Nikola Corp 200,533
50,093 Nordson Corp 10,835,617
124,244 Northrop Grumman Corp 57,310,030
5,136 * Northwest Pipe Co 141,445
80,220 * NOW, Inc 855,947
25,573 *,e NuScale Power Corp 226,833
157,302 nVent Electric plc 6,595,673
2,380 e Omega Flex, Inc 261,824
51,245 Oshkosh Corp 3,921,267
363,882 Otis Worldwide Corp 31,039,135
77,678 Owens Corning, Inc 8,296,787
452,669 PACCAR, Inc 33,809,848
17,348 Park Aerospace Corp 226,912
109,571 Parker-Hannifin Corp 35,597,426
27,211 * Parsons Corp 1,183,678
133,782 Pentair plc 7,770,059
42,663 * PGT Innovations, Inc 1,094,733
445,266 *,e Plug Power, Inc 4,020,752
6,237 Powell Industries, Inc 249,854
1,157 Preformed Line Products Co 143,792
58,364 Primoris Services Corp 1,476,609
20,651 * Proto Labs, Inc 594,129
24,588 Quanex Building Products Corp 469,631
124,631 Quanta Services, Inc 21,142,403
1,279,816 Raytheon Technologies Corp 127,853,618
25,790 * RBC Bearings, Inc 5,854,588
58,146 Regal-Beloit Corp 7,568,283
112,180 * Resideo Technologies, Inc 1,996,804
34,968 REV Group, Inc 375,207
164,997 *,e Rocket Lab USA, Inc 646,788
98,307 Rockwell Automation, Inc 27,861,187
29,820 Rush Enterprises, Inc (Class A) 1,583,740
4,399 Rush Enterprises, Inc (Class B) 257,693
100,057 * Sarcos Technology and Robotics Corp 40,033
134,984 Sensata Technologies Holding plc 5,865,055
140,450 * Shoals Technologies Group, Inc 2,934,000
24,827 Shyft Group, Inc 622,661
37,416 Simpson Manufacturing Co, Inc 4,706,184
40,856 * SiteOne Landscape Supply, Inc 6,036,065
46,027 Snap-On, Inc 11,939,864
118,929 Spirit Aerosystems Holdings, Inc (Class A) 3,539,327
33,039 * SPX Technologies, Inc 2,103,924
8,453 Standex International Corp 1,038,113
130,458 Stanley Black & Decker, Inc 11,263,744
121,869 *,e Stem, Inc 515,506
19,738 * Sterling Construction Co, Inc 728,727
58,669 *,e SunPower Corp 775,604
178,527 * Sunrun, Inc 3,756,208
14,222 Tennant Co 1,086,845

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
77,491 Terex Corp $ 3,455,324
38,923 Textainer Group Holdings Ltd 1,366,197
184,557 Textron, Inc 12,354,246
22,578 * Thermon Group Holdings 469,171
48,377 Timken Co 3,717,772
51,987 * Titan International, Inc 507,393
13,882 * Titan Machinery, Inc 435,201
91,243 Toro Co 9,512,995
43,607 * TPI Composites, Inc 538,983
198,625 Trane Technologies plc 36,906,511
5,151 * Transcat Inc 392,970
44,058 TransDigm Group, Inc 33,704,370
108,678 * Trex Co, Inc 5,940,339
67,174 Trinity Industries, Inc 1,608,817
61,834 Triton International Ltd 5,111,817
47,307 * Triumph Group, Inc 511,389
49,355 * Tutor Perini Corp 261,581
48,676 UFP Industries, Inc 3,822,040
59,094 United Rentals, Inc 21,339,434
136,039 * Univar Solutions Inc 4,829,384
18,457 Valmont Industries, Inc 5,362,866
11,489 * Vectrus, Inc 496,325
228,909 *,e Velo3D, Inc 535,647
11,375 Veritiv Corp 1,306,646
315,490 Vertiv Holdings Co 4,707,111
15,571 * Vicor Corp 669,086
210,020 *,e Virgin Galactic Holdings, Inc 764,473
39,008 W.W. Grainger, Inc 27,132,795
39,430 Wabash National Corp 1,012,168
29,046 Watsco, Inc 10,060,953
26,804 Watts Water Technologies, Inc (Class A) 4,335,011
40,493 WESCO International, Inc 5,830,992
158,438 Westinghouse Air Brake Technologies Corp 15,474,639
168,942 * WillScot Mobile Mini Holdings Corp 7,669,967
46,706 Woodward Inc 4,484,710
35,235 *,e Xometry, Inc 489,414
158,602 Xylem, Inc 16,469,232
140,071 Zurn Water Solutions Corp 3,018,530
TOTAL CAPITAL GOODS 2,251,000,546
COMMERCIAL & PROFESSIONAL SERVICES - 1 .6%
71,796 ABM Industries, Inc 3,057,074
91,019 ACCO Brands Corp 416,867
87,206 * ACV Auctions, Inc 1,136,294
380,551 * Alight, Inc 3,520,097
13,852 Aris Water Solution, Inc 100,704
42,312 * ASGN Inc 3,029,116
369,797 Automatic Data Processing, Inc 81,355,340
5,327 Barrett Business Services, Inc 445,390
110,250 Booz Allen Hamilton Holding Co 10,553,130
57,386 Brady Corp (Class A) 2,928,408
34,803 * BrightView Holdings, Inc 192,461
35,470 Brink's Co 2,229,289
104,604 Broadridge Financial Solutions, Inc 15,210,468
18,218 * CACI International, Inc (Class A) 5,708,064
41,616 * Casella Waste Systems, Inc (Class A) 3,703,824
43,111 * CBIZ, Inc 2,271,519
13,622 * Cimpress plc 707,663
75,966 Cintas Corp 34,623,024
387,769 * Clarivate Analytics plc 3,435,633
44,744 * Clean Harbors, Inc 6,495,039

Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
42,140 Concentrix Corp $ 4,066,931
132,462 * Conduent, Inc 464,942
373,150 * Copart, Inc 29,497,507
100,942 * CoreCivic, Inc 887,280
350,020 * CoStar Group, Inc 26,934,039
4,484 CRA International, Inc 471,448
26,157 CSG Systems International, Inc 1,377,951
30,980 Deluxe Corp 469,347
75,581 * Driven Brands Holdings, Inc 2,320,337
196,245 Dun & Bradstreet Holdings, Inc 2,192,057
16,785 Ennis, Inc 326,133
104,236 Equifax, Inc 21,720,698
26,457 * ExlService Holdings, Inc 4,719,400
41,992 Exponent, Inc 3,865,364
46,013 * First Advantage Corp 591,727
8,190 * Forrester Research, Inc 253,399
9,141 * Franklin Covey Co 335,658
31,800 * FTI Consulting, Inc 5,739,900
161,326 Genpact Ltd 7,187,073
97,493 *,e Geo Group, Inc 734,122
61,320 * Harsco Corp 421,268
56,484 Healthcare Services Group 881,715
14,986 Heidrick & Struggles International, Inc 376,298
8,242 * Heritage-Crystal Clean, Inc 288,140
56,093 Herman Miller, Inc 954,142
15,364 * HireRight Holdings Corp 162,858
36,258 HNI Corp 941,983
17,579 * Huron Consulting Group, Inc 1,490,523
14,225 ICF International, Inc 1,621,650
30,132 Insperity, Inc 3,689,965
40,589 Interface, Inc 318,218
108,944 Jacobs Solutions, Inc 12,578,674
99,756 * KAR Auction Services, Inc 1,350,696
126,396 KBR, Inc 7,170,445
25,446 Kelly Services, Inc (Class A) 417,569
14,799 Kforce, Inc 875,213
26,685 Kimball International, Inc (Class B) 328,492
44,482 Korn/Ferry International 2,136,026
82,778 *,e Legalzoom.com, Inc 776,458
115,337 Leidos Holdings, Inc 10,756,329
102,621 *,e Li-Cycle Holdings Corp 487,450
20,481 * Liquidity Services, Inc 267,687
39,935 Manpower, Inc 3,023,479
23,701 Matthews International Corp (Class A) 897,557
58,381 MAXIMUS, Inc 4,883,571
19,414 * Montrose Environmental Group, Inc 591,350
36,622 MSA Safety, Inc 4,751,704
8,091 NL Industries, Inc 52,025
11,033 * NV5 Global Inc 1,045,156
280,544 Paychex, Inc 30,820,564
131,794 Pitney Bowes, Inc 462,597
120,113 * Planet Labs PBC 490,061
83,380 * Quad Graphics, Inc 290,996
185,538 Republic Services, Inc 26,832,506
31,570 Resources Connection, Inc 460,606
65,637 Ritchie Bros Auctioneers, Inc 3,753,780
95,845 Robert Half International, Inc 6,996,685
216,720 Rollins, Inc 9,156,420
43,704 Science Applications International Corp 4,459,119
17,683 * SP Plus Corp 604,228
191,383 SS&C Technologies Holdings, Inc 11,203,561

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
72,578 Steelcase, Inc (Class A) $ 580,624
92,570 * Stericycle, Inc 4,225,820
11,647 * Sterling Check Corp 130,912
47,995 Tetra Tech, Inc 6,641,068
166,720 TransUnion 11,472,003
31,176 * TriNet Group, Inc 2,892,509
27,408 * TrueBlue, Inc 415,231
13,566 TTEC Holdings, Inc 462,194
16,144 Unifirst Corp 2,642,450
86,222 * Upwork, Inc 825,145
134,173 Verisk Analytics, Inc 26,044,321
106,472 * Verra Mobility Corp 1,804,700
14,279 * Viad Corp 271,729
7,529 VSE Corp 318,401
360,830 Waste Management, Inc 59,915,822
7,913 * Willdan Group, Inc 115,925
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 573,101,335
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4 .8%
19,450 * 1-800-FLOWERS.COM, Inc (Class A) 179,134
25,052 Aaron's Co, Inc 334,444
47,341 * Abercrombie & Fitch Co (Class A) 1,114,407
76,801 Academy Sports & Outdoors, Inc 4,878,400
48,894 Advance Auto Parts, Inc 6,137,664
7,793,828 * Amazon.com, Inc 821,859,163
151,292 American Eagle Outfitters, Inc 2,025,800
4,429 * America's Car-Mart, Inc 356,047
88,408 Arko Corp 739,091
17,268 * Asbury Automotive Group, Inc 3,340,667
30,961 * Autonation, Inc 4,077,564
16,332 * AutoZone, Inc 43,497,179
196,056 *,e BARK, Inc 215,662
191,637 Bath & Body Works, Inc 6,726,459
169,907 Best Buy Co, Inc 12,661,470
15,493 e Big 5 Sporting Goods Corp 122,085
21,956 * Boot Barn Holdings, Inc 1,591,151
43,151 Buckle, Inc 1,446,853
16,431 Build-A-Bear Workshop, Inc 381,199
54,905 * Burlington Stores, Inc 10,586,233
27,131 Caleres, Inc 618,587
67,080 Camping World Holdings, Inc 1,501,921
128,771 * CarMax, Inc 9,017,833
34,654 * CarParts.com, Inc 164,260
25,678 Cato Corp (Class A) 211,843
101,748 * Chico's FAS, Inc 512,810
10,411 * Children's Place, Inc 308,582
26,061 * Citi Trends, Inc 449,813
13,050 * Conn's, Inc 62,379
23,404 * Container Store Group, Inc 72,318
14,667 *,e ContextLogic, Inc 105,749
44,243 Designer Brands, Inc 362,350
74,785 * Destination XL Group, Inc 328,306
47,280 Dick's Sporting Goods, Inc 6,856,073
3,335 e Dillard's, Inc (Class A) 995,131
8,955 * Duluth Holdings, Inc 56,058
478,615 eBay, Inc 22,222,094
106,237 * Etsy, Inc 10,733,124
52,804 *,e EVgo, Inc 316,296
46,886 * Five Below, Inc 9,253,421
89,712 * Floor & Decor Holdings, Inc 8,911,990
84,993 Foot Locker, Inc 3,568,856

Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
20,667 e Franchise Group, Inc $ 604,510
16,268 *,e Funko, Inc 160,402
252,872 *,e GameStop Corp (Class A) 4,877,901
166,065 e Gap, Inc 1,594,224
10,885 * Genesco, Inc 377,274
123,926 Genuine Parts Co 20,857,985
12,919 Group 1 Automotive, Inc 2,900,057
113,852 * GrowGeneration Corp 389,374
38,855 e Guess?, Inc 732,417
12,079 Haverty Furniture Cos, Inc 364,061
11,946 Hibbett Sports, Inc 649,026
894,481 Home Depot, Inc 268,827,320
25,665 e JOANN, Inc 44,400
102,329 Kohl's Corp 2,254,308
10,686 * Lands' End, Inc 76,619
119,702 * Leslie's, Inc 1,298,767
25,514 Lithia Motors, Inc (Class A) 5,635,787
234,155 LKQ Corp 13,517,768
529,274 Lowe's Companies, Inc 109,999,015
22,476 * Lumber Liquidators, Inc 73,946
235,118 Macy's, Inc 3,841,828
14,865 * MarineMax, Inc 432,869
24,916 Monro Muffler, Inc 1,217,894
18,355 Murphy USA, Inc 5,051,847
60,209 * National Vision Holdings, Inc 1,266,797
86,070 Nordstrom, Inc 1,330,642
35,743 * ODP Corp 1,544,455
48,544 * Ollie's Bargain Outlet Holdings, Inc 3,167,496
7,506 *,e OneWater Marine, Inc 198,158
54,494 * O'Reilly Automotive, Inc 49,987,891
32,132 * Overstock.com, Inc 654,208
23,524 Penske Auto Group, Inc 3,259,956
63,078 * Petco Health & Wellness Co, Inc 628,257
15,358 e PetMed Express, Inc 236,052
32,909 Pool Corp 11,561,590
86,359 *,e Rent the Runway, Inc 225,397
62,519 Rent-A-Center, Inc 1,666,757
26,266 *,e Revolve Group, Inc 542,393
16,668 * RH 4,252,507
289,720 Ross Stores, Inc 30,921,816
82,883 * Sally Beauty Holdings, Inc 1,179,425
10,676 Shoe Carnival, Inc 248,217
39,515 Signet Jewelers Ltd 2,907,514
17,467 * Sleep Number Corp 393,881
17,973 Sonic Automotive, Inc (Class A) 800,158
31,126 * Sportsman's Warehouse Holdings, Inc 193,604
107,982 *,e Stitch Fix Inc 368,219
83,380 *,e ThredUp, Inc 220,123
16,584 * Tilly's, Inc 124,546
1,016,221 TJX Companies, Inc 80,098,539
21,328 *,e Torrid Holdings, Inc 72,942
95,996 Tractor Supply Co 22,885,446
9,268 * TravelCenters of America, Inc 798,253
44,859 * Ulta Beauty, Inc 24,736,598
53,953 * Urban Outfitters, Inc 1,459,968
70,554 * Victoria's Secret & Co 2,187,880
64,680 * Warby Parker, Inc 681,080
83,543 *,e Wayfair, Inc 2,909,803
55,729 Williams-Sonoma, Inc 6,745,438
3,199 Winmark Corp 1,068,210

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
17,055 * Zumiez, Inc $ 298,207
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,706,502,488
CONSUMER DURABLES & APPAREL - 1 .3%
29,457 Acushnet Holdings Corp 1,476,679
73,678 *,e Allbirds, Inc 92,098
48,209 *,e AMMO, Inc 94,972
37,384 * Beazer Homes USA, Inc 796,653
70,933 Brunswick Corp 6,014,409
107,866 * Callaway Golf Co 2,391,389
113,022 * Capri Holdings Ltd 4,690,413
31,801 Carter's, Inc 2,218,756
7,534 * Cavco Industries, Inc 2,261,858
32,019 Century Communities, Inc 2,156,159
17,828 e Clarus Corp 173,466
30,881 Columbia Sportswear Co 2,579,799
54,538 * Crocs, Inc 6,744,714
22,981 * Deckers Outdoor Corp 11,015,713
263,370 DR Horton, Inc 28,923,293
28,420 *,e Dream Finders Homes, Inc 433,405
36,994 Ermenegildo Zegna Holditalia S.p.A 478,332
17,863 Ethan Allen Interiors, Inc 498,914
38,521 * Fossil Group, Inc 129,431
139,793 * Garmin Ltd 13,723,479
32,892 * G-III Apparel Group Ltd 516,404
95,226 * GoPro, Inc 407,567
22,207 * Green Brick Partners, Inc 827,655
348,660 e Hanesbrands, Inc 1,826,978
113,125 Hasbro, Inc 6,699,263
17,902 * Helen of Troy Ltd 1,796,287
5,395 * Hovnanian Enterprises, Inc 397,989
17,511 Installed Building Products, Inc 2,176,092
20,871 *,e iRobot Corp 820,856
4,498 Johnson Outdoors, Inc 260,884
89,083 KB Home 3,903,617
52,445 Kontoor Brands, Inc 2,368,941
41,872 * Landsea Homes Corp 276,355
28,807 * Latham Group, Inc 69,425
33,828 La-Z-Boy, Inc 971,878
166 * Legacy Housing Corp 3,586
99,765 Leggett & Platt, Inc 3,223,407
218,439 Lennar Corp (Class A) 24,642,104
14,322 Lennar Corp (Class B) 1,400,978
16,589 * LGI Homes, Inc 1,970,773
4,079 Lifetime Brands, Inc 19,987
8,731 * Lovesac Co 229,538
97,720 * Lululemon Athletica, Inc 37,126,760
42,979 * M/I Homes, Inc 2,907,100
15,494 * Malibu Boats, Inc 879,285
6,781 Marine Products Corp 93,374
13,757 * MasterCraft Boat Holdings, Inc 402,667
340,533 * Mattel, Inc 6,129,594
75,968 MDC Holdings, Inc 3,112,409
37,616 Meritage Homes Corp 4,816,729
45,619 * Mohawk Industries, Inc 4,831,052
11,455 Movado Group, Inc 293,477
291,711 Newell Brands Inc 3,544,289
1,057,514 Nike, Inc (Class B) 134,008,174
2,570 * NVR, Inc 15,008,800
11,713 Oxford Industries, Inc 1,208,664
245,766 * Peloton Interactive, Inc 2,182,402

Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
28,936 *,e PLBY Group, Inc $ 48,323
53,357 Polaris Inc 5,797,238
184,681 Pulte Homes, Inc 12,401,329
117,697 e Purple Innovation, Inc 349,560
53,508 PVH Corp 4,591,522
35,835 Ralph Lauren Corp 4,113,500
5,014 Rocky Brands, Inc 146,509
111,211 * Skechers U.S.A., Inc (Class A) 5,915,313
45,632 * Skyline Champion Corp 3,384,525
39,576 Smith & Wesson Brands, Inc 475,704
10,334 *,e Snap One Holdings Corp 100,860
97,889 * Sonos, Inc 2,069,373
59,762 Steven Madden Ltd 2,094,061
31,019 Sturm Ruger & Co, Inc 1,785,454
11,894 Superior Uniform Group, Inc 92,773
202,096 Tapestry, Inc 8,247,538
108,743 * Taylor Morrison Home Corp 4,685,736
133,539 Tempur Sealy International, Inc 5,003,706
84,307 Toll Brothers, Inc 5,388,060
24,815 * TopBuild Corp 5,595,286
16,458 * Traeger, Inc 50,032
87,328 * TRI Pointe Homes, Inc 2,504,567
142,219 * Under Armour, Inc (Class A) 1,261,483
152,950 * Under Armour, Inc (Class C) 1,229,718
13,880 * Unifi, Inc 121,866
10,828 * Universal Electronics, Inc 108,821
305,186 VF Corp 7,174,923
46,617 * Vista Outdoor, Inc 1,123,470
52,704 *,e Vizio Holding Corp 451,673
42,903 *,e Vuzix Corp 172,470
44,369 Whirlpool Corp 6,193,469
60,869 Wolverine World Wide, Inc 1,018,947
87,376 * YETI Holdings, Inc 3,446,983
TOTAL CONSUMER DURABLES & APPAREL 455,394,064
CONSUMER SERVICES - 2 .5%
52,193 * 2U, Inc 289,149
42,715 * Accel Entertainment, Inc 378,028
192,723 ADT, Inc 1,291,244
39,603 * Adtalem Global Education, Inc 1,606,694
330,420 * Airbnb, Inc 39,541,361
14,177 * American Public Education, Inc 80,809
203,957 ARAMARK Holdings Corp 7,077,308
54,031 * Bally's Corp 929,333
210,263 *,e Beachbody Co, Inc 98,109
593 * Biglari Holdings, Inc (B Shares) 102,708
16,236 * BJ's Restaurants, Inc 528,319
101,155 Bloomin' Brands, Inc 2,505,609
19,685 Bluegreen Vacations Holding Corp 566,731
34,114 * Booking Holdings, Inc 91,640,779
29,758 * Bowlero Corp 435,360
61,775 Boyd Gaming Corp 4,287,185
45,535 * Bright Horizons Family Solutions 3,466,124
33,083 * Brinker International, Inc 1,320,673
177,460 * Caesars Entertainment, Inc 8,037,163
889,487 *,e Carnival Corp 8,192,175
13,917 Carriage Services, Inc 399,557
20,269 * Century Casinos, Inc 142,694
31,587 e Cheesecake Factory 1,064,166
107,492 * Chegg, Inc 1,932,706
23,988 * Chipotle Mexican Grill, Inc (Class A) 49,598,069

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
27,242 Choice Hotels International, Inc $ 3,473,900
32,720 Churchill Downs, Inc 9,571,582
14,551 * Chuy's Holdings, Inc 507,539
87,671 * Coursera, Inc 1,090,627
17,056 e Cracker Barrel Old Country Store, Inc 1,810,665
104,438 Darden Restaurants, Inc 15,867,265
30,838 * Dave & Buster's Entertainment, Inc 1,093,515
49,845 * Denny's Corp 558,762
13,530 Dine Brands Global Inc. 878,503
29,609 Domino's Pizza, Inc 9,399,969
224,092 * DoorDash, Inc 13,712,189
344,079 * DraftKings, Inc 7,538,771
25,768 * Duolingo, Inc 3,508,571
12,211 El Pollo Loco Holdings, Inc 113,807
9,603 * European Wax Center, Inc 180,921
63,702 * Everi Holdings, Inc 968,270
127,073 * Expedia Group, Inc 11,939,779
31,049 *,e F45 Training Holdings, Inc 26,395
7,261 * First Watch Restaurant Group, Inc 116,757
63,264 * frontdoor, Inc 1,730,903
67,165 * Full House Resorts, Inc 472,842
19,659 * Golden Entertainment, Inc 828,823
2,812 Graham Holdings Co 1,618,503
24,638 * Grand Canyon Education, Inc 2,924,531
131,799 H&R Block, Inc 4,469,304
66,461 * Hilton Grand Vacations, Inc 2,844,531
228,976 Hilton Worldwide Holdings, Inc 32,977,124
36,903 * Hyatt Hotels Corp 4,218,013
30,674 * Inspired Entertainment, Inc 392,627
75,880 International Game Technology plc 2,135,263
17,265 Jack in the Box, Inc 1,600,293
62,386 e Krispy Kreme, Inc 959,497
4,466 *,e Kura Sushi USA, Inc 307,797
283,089 * Las Vegas Sands Corp 18,075,233
151,179 Laureate Education, Inc 1,873,108
97,472 *,e Life Time Group Holdings, Inc 2,026,443
50,626 *,e Lindblad Expeditions Holdings, Inc 572,580
232,406 Marriott International, Inc (Class A) 39,355,632
31,047 Marriott Vacations Worldwide Corp 4,177,684
649,153 McDonald's Corp 191,987,000
277,754 MGM Resorts International 12,476,710
56,702 *,e Mister Car Wash, Inc 500,112
9,593 Monarch Casino & Resort, Inc 665,370
4,047 * NEOGAMES S.A. 54,432
84,311 * Noodles & Co 416,496
360,855 *,e Norwegian Cruise Line Holdings Ltd 4,817,414
13,723 * ONE Group Hospitality, Inc 107,451
39,139 * OneSpaWorld Holdings Ltd 469,668
24,598 Papa John's International, Inc 1,839,684
138,532 * Penn National Gaming, Inc 4,126,868
51,762 * Perdoceo Education Corp 671,871
74,794 * Planet Fitness, Inc 6,218,373
16,847 * Portillo's, Inc 364,232
6,503 RCI Hospitality Holdings, Inc 487,075
43,399 Red Rock Resorts, Inc 2,117,871
71,691 * Rover Group, Inc 324,760
191,057 * Royal Caribbean Cruises Ltd 12,500,860
102,195 * Rush Street Interactive, Inc 317,826
32,666 Ruth's Hospitality Group Inc 527,883
238,986 * Sabre Corp 955,944
75,566 * Scientific Games Corp (Class A) 4,555,874

Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
38,148 * SeaWorld Entertainment, Inc $ 2,047,022
138,130 Service Corp International 9,695,345
27,489 * Shake Shack, Inc 1,506,672
58,014 * Six Flags Entertainment Corp 1,408,000
1,006,939 Starbucks Corp 115,083,058
17,816 Strategic Education, Inc 1,567,808
30,850 * Stride, Inc 1,325,316
69,949 *,e Sweetgreen, Inc 555,395
23,787 *,e Target Hospitality Corp 299,954
53,249 Texas Roadhouse, Inc (Class A) 5,890,404
63,192 Travel & Leisure Co 2,418,358
55,854 * Udemy, Inc 507,713
89,679 *,e Vacasa, Inc 71,438
32,770 Vail Resorts, Inc 7,881,840
138,690 Wendy's 3,065,049
28,297 Wingstop, Inc 5,662,513
82,262 *,e WW International Inc 686,888
68,358 Wyndham Hotels & Resorts, Inc 4,663,383
91,400 * Wynn Resorts Ltd 10,445,192
29,226 * Xponential Fitness, Inc 966,796
248,145 Yum! Brands, Inc 34,884,224
TOTAL CONSUMER SERVICES 888,566,713
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .8%
221,795 Albertsons Cos, Inc 4,635,515
23,900 Andersons, Inc 1,068,330
117,079 * BJ's Wholesale Club Holdings, Inc 8,941,323
34,858 Casey's General Stores, Inc 7,976,208
25,883 * Chefs' Warehouse Holdings, Inc 860,869
389,024 Costco Wholesale Corp 195,764,657
194,746 Dollar General Corp 43,128,449
187,906 * Dollar Tree, Inc 28,883,031
85,229 * Grocery Outlet Holding Corp 2,538,120
38,586 * HF Foods Group Inc 151,257
9,950 Ingles Markets, Inc (Class A) 915,798
571,326 Kroger Co 27,783,583
10,408 Natural Grocers by Vitamin C 112,302
136,613 * Performance Food Group Co 8,564,269
17,346 Pricesmart, Inc 1,278,053
28,101 SpartanNash Co 689,037
87,100 * Sprouts Farmers Market, Inc 3,018,886
449,914 SYSCO Corp 34,526,400
405,520 Target Corp 63,970,780
41,913 * United Natural Foods, Inc 1,142,968
166,314 * US Foods Holding Corp 6,386,458
4,530 Village Super Market (Class A) 99,162
655,994 Walgreens Boots Alliance, Inc 23,123,789
1,244,221 Walmart, Inc 187,840,044
14,813 Weis Markets, Inc 1,221,924
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 654,621,212
ENERGY - 4 .7%
52,334 * Alto Ingredients, Inc 68,558
12,940 e Altus Midstream Co 398,552
342,819 Antero Midstream Corp 3,688,732
228,903 * Antero Resources Corp 5,262,480
275,046 APA Corp 10,135,445
12,140 Arch Resources, Inc 1,484,115
222,782 Archrock, Inc 2,292,427
37,685 Ardmore Shipping Corp 553,593
831,953 Baker Hughes Co 24,326,306

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
74,590 Berry Petroleum Co LLC $ 569,868
57,131 Bonanza Creek Energy, Inc 3,944,896
178,208 * Borr Drilling Ltd 1,238,546
22,773 * Bristow Group, Inc 509,432
691,852 Cabot Oil & Gas Corp 17,711,411
58,903 Cactus, Inc 2,384,393
61,384 California Resources Corp 2,486,052
66,840 * Callon Petroleum Co 2,215,078
6,198 * Centrus Energy Corp 181,601
185,886 ChampionX Corp 5,033,793
213,982 Cheniere Energy, Inc 32,739,246
100,061 Chesapeake Energy Corp 8,273,043
1,691,908 Chevron Corp 285,221,851
115,507 * Clean Energy Fuels Corp 493,215
155,208 * CNX Resources Corp 2,410,380
75,791 e Comstock Resources Inc 871,596
1,066,018 ConocoPhillips 109,682,592
33,891 CONSOL Energy, Inc 2,011,092
37,313 e Crescent Energy, Inc 433,577
24,649 CVR Energy, Inc 649,255
64,227 Delek US Holdings, Inc 1,396,937
51,319 * Denbury, Inc 4,792,168
573,731 Devon Energy Corp 30,654,447
104,954 DHT Holdings, Inc 996,013
78,397 * Diamond Offshore Drilling, Inc 900,782
155,086 Diamondback Energy, Inc 22,053,229
28,709 * DMC Global, Inc 543,748
25,410 Dorian LPG Ltd 564,610
23,983 * Dril-Quip, Inc 654,256
75,689 DT Midstream, Inc 3,729,197
33,338 *,e Earthstone Energy, Inc 452,063
18,273 *,e Empire Petroleum Corp 198,262
121,539 *,e Energy Fuels, Inc 693,988
23,964 Enviva, Inc 515,226
509,265 EOG Resources, Inc 60,841,890
310,899 EQT Corp 10,831,721
322,091 Equitrans Midstream Corp 1,658,769
14,387 Excelerate Energy, Inc 309,320
3,610,272 Exxon Mobil Corp 427,239,588
44,075 FLEX LNG Ltd 1,516,621
59,737 * Frank's International NV 1,188,169
179,681 Frontline plc 2,779,665
150,334 *,e Gevo, Inc 174,387
71,934 * Golar LNG Ltd 1,632,902
35,517 * Green Plains Inc 1,213,616
9,172 * Gulfport Energy Operating Corp 829,699
743,364 Halliburton Co 24,345,171
111,242 * Helix Energy Solutions Group, Inc 806,505
78,305 Helmerich & Payne, Inc 2,596,594
246,300 Hess Corp 35,728,278
112,521 HF Sinclair Corp 4,963,301
4,935 e HighPeak Energy, Inc 97,516
61,498 International Seaways, Inc 2,448,850
1,737,000 Kinder Morgan, Inc 29,789,550
359,220 * Kosmos Energy Ltd 2,299,008
29,348 * Laredo Petroleum, Inc 1,365,562
176,225 Liberty Oilfield Services, Inc 2,257,442
128,450 Magnolia Oil & Gas Corp 2,712,864
549,592 Marathon Oil Corp 13,278,143
390,467 Marathon Petroleum Corp 47,636,974
84,517 Matador Resources Co 4,143,869

Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
109,129 Murphy Oil Corp $ 4,006,126
12,594 * Nabors Industries Ltd 1,256,126
6,549 Nacco Industries, Inc (Class A) 236,550
62,441 e New Fortress Energy, Inc 1,891,338
114,362 * Newpark Resources, Inc 457,448
53,635 *,e NextDecade Corp 334,146
143,418 * NexTier Oilfield Solutions, Inc 1,158,817
85,964 * Noble Corp plc 3,305,316
168,162 Nordic American Tankers Ltd 593,612
77,394 Northern Oil and Gas, Inc 2,567,159
353,109 NOV, Inc 5,914,576
41,179 Oasis Petroleum, Inc 5,861,007
690,955 Occidental Petroleum Corp 42,514,461
82,766 * Oceaneering International, Inc 1,467,441
49,464 * Oil States International, Inc 348,227
377,511 ONEOK, Inc 24,692,995
218,815 Ovintiv, Inc 7,894,845
70,841 * Par Pacific Holdings, Inc 1,659,805
165,606 Patterson-UTI Energy, Inc 1,853,131
113,832 PBF Energy, Inc 3,968,184
72,735 PDC Energy, Inc 4,731,412
121,781 * Peabody Energy Corp 2,925,180
16,675 Penn Virginia Corp 687,010
200,882 Permian Resources Corp 2,099,217
406,881 Phillips 66 40,281,219
205,686 Pioneer Natural Resources Co 44,746,989
19,704 *,e ProFrac Holding Corp 220,685
205,848 * ProPetro Holding Corp 1,428,585
209,680 Range Resources Corp 5,546,036
12,132 * Rex American Resources Corp 343,214
9,029 Riley Exploration Permian, Inc 379,308
186,183 *,e Ring Energy, Inc 336,991
54,474 RPC, Inc 402,563
94,965 * SandRidge Energy, Inc 1,345,654
1,218,535 Schlumberger Ltd 60,134,702
40,019 Scorpio Tankers, Inc 2,090,993
50,298 Select Energy Services, Inc 373,714
105,783 SFL Corp Ltd 961,567
9,097 *,e SilverBow Resources, Inc 216,963
74,455 Sitio Royalties Corp 1,890,412
96,934 SM Energy Co 2,721,907
21,978 Solaris Oilfield Infrastructure, Inc 168,791
1,058,558 * Southwestern Energy Co 5,493,916
102,784 * Talos Energy, Inc 1,400,946
190,147 Targa Resources Investments, Inc 14,361,803
110,431 * Teekay Corp 623,935
17,431 * Teekay Tankers Ltd 705,781
395,666 *,e Tellurian, Inc 561,846
89,720 * Tetra Technologies, Inc 255,702
4,928 Texas Pacific Land Corp 7,281,859
53,650 * Tidewater, Inc 2,415,860
473,583 *,e Uranium Energy Corp 1,236,052
133,534 *,e Ur-Energy, Inc 124,601
63,667 * US Silica Holdings, Inc 830,854
230,602 Vaalco Energy, Inc 986,977
47,332 * Valaris Ltd 2,839,920
332,392 Valero Energy Corp 38,115,391
42,077 *,e Vertex Energy, Inc 332,408
19,327 Vitesse Energy, Inc 355,617
105,827 * W&T Offshore, Inc 462,464
60,923 * Weatherford International Ltd 3,937,453

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
1,042,563 Williams Cos, Inc $ 31,547,956
50,146 World Fuel Services Corp 1,185,451
TOTAL ENERGY 1,681,173,239
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .9%
67,908 Acadia Realty Trust 917,437
70,133 Agree Realty Corp 4,768,343
57,396 Alexander & Baldwin, Inc 1,103,725
2,341 Alexander's, Inc 435,590
146,220 Alexandria Real Estate Equities, Inc 18,157,600
101,932 American Assets Trust, Inc 1,855,162
111,859 American Finance Trust, Inc 616,343
236,490 American Homes 4 Rent 7,865,657
408,000 American Tower Corp 83,391,120
229,759 Americold Realty Trust 6,798,569
139,049 Apartment Income REIT Corp 5,142,032
228,578 Apartment Investment and Management Co 1,789,766
222,137 Apple Hospitality REIT, Inc 3,307,620
51,087 Armada Hoffler Properties, Inc 598,740
116,593 AvalonBay Communities, Inc 21,029,879
2,759 *,e Bluerock Homes Trust, Inc 54,518
122,117 Boston Properties, Inc 6,516,163
32,707 BraeMar Hotels & Resorts, Inc 124,287
296,099 Brandywine Realty Trust 1,163,669
242,399 Brixmor Property Group, Inc 5,170,371
187,485 Broadstone Net Lease, Inc 3,031,632
15,761 Brt Realty Trust 273,138
80,871 Camden Property Trust 8,899,854
130,418 CareTrust REIT, Inc 2,541,847
20,606 CBL & Associates Properties, Inc 476,617
21,625 Centerspace 1,219,217
43,190 Chatham Lodging Trust 442,266
45,741 City Office REIT, Inc 266,213
8,117 Clipper Realty, Inc 42,614
21,137 Community Healthcare Trust, Inc 756,493
117,806 Corporate Office Properties Trust 2,696,579
115,041 Cousins Properties, Inc 2,509,044
372,729 Crown Castle International Corp 45,879,213
21,615 CTO Realty Growth, Inc 363,997
174,405 CubeSmart 7,933,683
157,600 DiamondRock Hospitality Co 1,278,136
249,252 Digital Realty Trust, Inc 24,713,336
872,137 Diversified Healthcare Trust 796,610
181,095 Douglas Emmett, Inc 2,332,504
97,623 Easterly Government Properties, Inc 1,373,556
31,464 EastGroup Properties, Inc 5,240,644
106,758 Empire State Realty Trust, Inc 652,291
84,659 EPR Properties 3,552,292
81,509 Equinix, Inc 59,019,037
121,517 Equity Commonwealth 2,517,832
155,258 Equity Lifestyle Properties, Inc 10,697,276
309,136 Equity Residential 19,552,852
111,554 Essential Properties Realty Trust, Inc 2,760,961
52,849 Essex Property Trust, Inc 11,612,511
114,654 Extra Space Storage, Inc 17,431,994
21,102 Farmland Partners, Inc 220,305
61,500 Federal Realty Investment Trust 6,081,735
103,143 First Industrial Realty Trust, Inc 5,411,913
99,649 Four Corners Property Trust, Inc 2,542,046
82,999 Franklin Street Properties Corp 96,279
222,395 Gaming and Leisure Properties, Inc 11,564,540

Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
40,489 Getty Realty Corp $ 1,349,498
37,072 Gladstone Commercial Corp 442,640
22,586 Gladstone Land Corp 363,860
54,522 Global Medical REIT, Inc 505,964
103,381 Global Net Lease, Inc 1,164,070
319,675 Healthcare Realty Trust, Inc 6,323,171
477,469 Healthpeak Properties Inc 10,489,994
40,583 Hersha Hospitality Trust 255,673
104,113 Highwoods Properties, Inc 2,386,270
606,824 Host Hotels and Resorts, Inc 9,812,344
171,592 Hudson Pacific Properties 954,051
160,640 Independence Realty Trust, Inc 2,674,656
3,364 Indus Realty Trust, Inc 223,941
34,807 Innovative Industrial Properties, Inc 2,386,020
51,970 InvenTrust Properties Corp 1,171,923
506,786 Invitation Homes, Inc 16,911,449
264,353 Iron Mountain, Inc 14,602,860
82,053 iStar, Inc 2,274,509
90,901 JBG SMITH Properties 1,297,157
85,729 Kilroy Realty Corp 2,506,716
467,614 Kimco Realty Corp 8,973,513
166,378 Kite Realty Group Trust 3,447,352
76,767 Lamar Advertising Co 8,112,737
294,002 Lexington Realty Trust 2,763,619
67,880 Life Storage, Inc 9,121,714
56,334 LTC Properties, Inc 1,884,372
209,540 Macerich Co 2,093,305
75,492 * Mack-Cali Realty Corp 1,234,294
501,079 Medical Properties Trust, Inc 4,394,463
95,805 Mid-America Apartment Communities, Inc 14,734,809
36,251 National Health Investors, Inc 1,804,212
163,254 National Retail Properties, Inc 7,101,549
63,380 National Storage Affiliates Trust 2,443,299
79,116 NETSTREIT Corp 1,441,493
17,985 NexPoint Residential Trust, Inc 772,096
42,738 Office Properties Income Trust 278,652
213,315 Omega Healthcare Investors, Inc 5,708,309
17,267 One Liberty Properties, Inc 380,219
38,649 Orion Office REIT, Inc 237,305
132,558 Outfront Media, Inc 2,208,416
256,775 Paramount Group, Inc 1,111,836
261,208 Park Hotels & Resorts, Inc 3,147,556
101,003 Pebblebrook Hotel Trust 1,437,273
86,759 Phillips Edison & Co, Inc 2,736,379
226,971 Physicians Realty Trust 3,272,922
203,749 Piedmont Office Realty Trust, Inc 1,326,406
22,498 Plymouth Industrial REIT, Inc 455,359
15,321 Postal Realty Trust, Inc 235,484
64,590 PotlatchDeltic Corp 2,985,996
813,217 Prologis, Inc 101,855,429
136,043 Public Storage, Inc 40,109,558
155,244 Rayonier, Inc 4,868,452
541,218 Realty Income Corp 34,010,139
149,653 Regency Centers Corp 9,193,184
93,857 Retail Opportunities Investment Corp 1,222,957
153,239 Rexford Industrial Realty, Inc 8,546,139
205,265 RLJ Lodging Trust 2,073,176
75,917 RPT Realty 706,028
52,448 Ryman Hospitality Properties 4,702,488
210,350 Sabra Healthcare REIT, Inc 2,397,990
9,694 Saul Centers, Inc 349,275

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
94,823 SBA Communications Corp $ 24,738,372
150,290 Service Properties Trust 1,318,043
280,527 Simon Property Group, Inc 31,789,320
151,631 SITE Centers Corp 1,871,126
71,361 SL Green Realty Corp 1,689,115
121,938 Spirit Realty Capital, Inc 4,689,735
133,255 STAG Industrial, Inc 4,513,347
93,397 Summit Hotel Properties, Inc 601,477
101,035 Sun Communities, Inc 14,036,793
159,255 Sunstone Hotel Investors, Inc 1,517,700
104,878 Tanger Factory Outlet Centers, Inc 2,056,658
56,986 Terreno Realty Corp 3,509,768
285,558 UDR, Inc 11,802,112
37,174 UMH Properties, Inc 565,045
352,092 Uniti Group, Inc 1,204,155
10,070 Universal Health Realty Income Trust 438,045
83,482 Urban Edge Properties 1,224,681
25,344 Urstadt Biddle Properties, Inc (Class A) 436,424
332,285 Ventas, Inc 15,966,294
866,502 VICI Properties, Inc 29,409,078
162,331 Vornado Realty Trust 2,436,588
126,786 Washington REIT 2,184,523
409,872 d Welltower, Inc 32,470,060
655,228 Weyerhaeuser Co 19,597,869
31,390 Whitestone REIT 280,940
184,009 WP Carey, Inc 13,653,468
92,154 Xenia Hotels & Resorts, Inc 1,166,670
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,046,731,574
FINANCIAL SERVICES - 7 .8%
8,238 AFC Gamma, Inc 99,845
36,469 Affiliated Managers Group, Inc 5,265,394
244,162 *,e Affirm Holdings, Inc 2,407,437
484,239 AGNC Investment Corp 4,798,809
11,267 Alerus Financial Corp 162,132
251,385 Ally Financial, Inc 6,631,536
12,218 A-Mark Precious Metals, Inc 437,404
524,745 American Express Co 84,662,358
93,131 Ameriprise Financial, Inc 28,416,131
389,634 Annaly Capital Management, Inc 7,784,887
102,927 Apollo Commercial Real Estate Finance, Inc 1,041,621
418,202 Apollo Global Management, Inc 26,509,825
106,606 Arbor Realty Trust, Inc 1,222,771
26,410 Ares Commercial Real Estate Corp 227,390
135,415 Ares Management Corp 11,861,000
58,166 ARMOUR Residential REIT, Inc 296,647
55,250 Artisan Partners Asset Management, Inc 1,915,518
17,300 * Assetmark Financial Holdings, Inc 530,764
2,445 Associated Capital Group, Inc 91,272
3,795 *,e Atlanticus Holdings Corp 110,662
113,462 * AvidXchange Holdings, Inc 843,023
14,466 e B. Riley Financial, Inc 455,679
833,999 *,e Bakkt Holdings, Inc 1,125,899
25,565 Banco Latinoamericano de Exportaciones S.A. (Class E) 460,170
625,867 Bank of New York Mellon Corp 26,655,676
1,583,409 * Berkshire Hathaway, Inc (Class B) 520,229,027
241,886 BGC Partners, Inc (Class A) 1,095,744
129,861 BlackRock, Inc 87,162,703
132,203 Blackstone Mortgage Trust, Inc 2,411,383
617,986 Blackstone, Inc 55,204,689
462,483 * Block, Inc 28,114,342

Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
39,109 *,e Blucora, Inc $ 992,195
407,422 Blue Owl Capital, Inc 4,587,572
36,876 Bread Financial Holdings, Inc 1,017,778
33,250 Brightsphere Investment Group, Inc 750,785
72,747 BrightSpire Capital, Inc 414,658
97,827 Broadmark Realty Capital, Inc 480,331
64,986 * Cannae Holdings, Inc 1,185,345
42,561 * Cantaloupe, Inc 234,511
336,113 Capital One Financial Corp 32,703,795
161,640 Carlyle Group, Inc 4,902,541
10,688 Cass Information Systems, Inc 390,967
91,019 CBOE Global Markets, Inc 12,715,354
1,330,753 Charles Schwab Corp 69,518,537
289,108 Chimera Investment Corp 1,642,133
71,387 Claros Mortgage Trust, Inc 853,789
312,735 CME Group, Inc 58,096,781
22,619 Cohen & Steers, Inc 1,358,497
135,531 *,e Coinbase Global, Inc 7,290,213
46,488 e Compass Diversified Trust 886,061
66,879 Corebridge Financial, Inc 1,127,580
5,387 *,e Credit Acceptance Corp 2,636,937
2,620 Diamond Hill Investment Group, Inc 424,754
241,177 Discover Financial Services 24,954,584
21,354 * Donnelley Financial Solutions, Inc 923,561
19,484 Dynex Capital, Inc 231,080
39,095 Ellington Financial Inc 499,243
33,565 Enact Holdings, Inc 810,259
19,960 * Encore Capital Group, Inc 1,025,545
28,542 * Enova International, Inc 1,253,565
317,276 Equitable Holdings, Inc 8,246,003
112,766 Essent Group Ltd 4,789,172
37,925 * Euronet Worldwide, Inc 4,199,815
31,406 Evercore Inc 3,582,482
75,626 EVERTEC, Inc 2,623,466
28,807 * Ezcorp, Inc (Class A) 248,028
32,242 Factset Research Systems, Inc 13,273,709
8,178 Federal Agricultural Mortgage Corp (FAMC) 1,090,046
75,125 Federated Investors, Inc (Class B) 3,109,424
515,096 Fidelity National Information Services, Inc 30,246,437
185,025 *,e Finance Of America Cos, Inc 301,591
29,291 FirstCash Holdings, Inc 3,017,852
517,048 * Fiserv, Inc 63,141,902
65,745 * FleetCor Technologies, Inc 14,064,170
45,160 * Flywire Corp 1,317,317
48,387 * Focus Financial Partners, Inc 2,513,221
64,711 Franklin BSP Realty Trust, Inc 817,300
259,566 Franklin Resources, Inc 6,977,134
23,662 GCM Grosvenor, Inc 190,952
237,664 Global Payments, Inc 26,787,109
286,852 Goldman Sachs Group, Inc 98,516,451
40,822 Granite Point Mortgage Trust, Inc 182,474
39,301 * Green Dot Corp 675,584
40,122 Hamilton Lane, Inc 2,956,189
65,769 Hannon Armstrong Sustainable Infrastructure Capital, Inc 1,866,524
41,860 Houlihan Lokey, Inc 3,825,167
14,780 * I3 Verticals, Inc 343,635
72,497 Interactive Brokers Group, Inc (Class A) 5,643,891
479,762 Intercontinental Exchange Group, Inc 52,260,475
23,706 * International Money Express Inc 611,141
323,852 Invesco Ltd 5,547,585
29,180 Invesco Mortgage Capital, Inc 309,600

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
63,918 Jack Henry & Associates, Inc $ 10,440,366
62,577 Jackson Financial, Inc 2,253,398
106,680 Janus Henderson Group plc 2,768,346
164,215 Jefferies Financial Group, Inc 5,259,806
502,283 KKR & Co, Inc 26,656,159
38,895 KKR Real Estate Finance Trust, Inc 417,732
89,739 Ladder Capital Corp 839,060
75,192 Lazard Ltd (Class A) 2,353,510
91,135 * LendingClub Corp 654,349
8,934 * LendingTree, Inc 212,897
68,899 LPL Financial Holdings, Inc 14,388,867
32,375 MarketAxess Holdings, Inc 10,307,229
336,198 * Marqeta, Inc 1,361,602
746,441 Mastercard, Inc (Class A) 283,669,973
13,914 Merchants Bancorp 322,805
167,567 MFA Financial, Inc 1,791,291
318,916 MGIC Investment Corp 4,742,281
44,818 Moelis & Co 1,697,706
86,314 * MoneyGram International, Inc 876,950
140,092 Moody's Corp 43,865,607
1,081,897 Morgan Stanley 97,338,273
23,298 Morningstar, Inc 4,154,266
77,808 * Mr Cooper Group, Inc 3,602,510
68,640 MSCI, Inc (Class A) 33,115,368
304,030 Nasdaq Inc 16,834,141
89,103 Navient Corp 1,473,764
11,253 Nelnet, Inc (Class A) 1,083,664
27,715 * NerdWallet, Inc 376,093
441,390 New Residential Investment Corp 3,601,742
74,821 New York Mortgage Trust, Inc 769,160
60,470 * NMI Holdings, Inc 1,414,998
180,907 Northern Trust Corp 14,139,691
108,857 OneMain Holdings, Inc 4,176,843
76,300 * Open Lending Corp 536,389
7,752 Oppenheimer Holdings, Inc 289,847
88,465 *,e OppFi, Inc 168,084
19,230 Orchid Island Capital, Inc 205,761
167,252 * Payoneer Global, Inc 913,196
1,004,247 * PayPal Holdings, Inc 76,322,772
25,684 * Paysafe Ltd 368,822
24,785 PennyMac Financial Services, Inc 1,548,815
78,042 PennyMac Mortgage Investment Trust 970,062
25,308 Perella Weinberg Partners 199,933
13,027 Piper Jaffray Cos 1,764,377
18,416 PJT Partners, Inc 1,266,468
34,184 * PRA Group, Inc 1,239,854
50,105 * PROG Holdings, Inc 1,514,674
133,385 Radian Group, Inc 3,237,254
166,455 Raymond James Financial, Inc 15,069,171
48,318 Ready Capital Corp 518,452
89,598 Redwood Trust, Inc 562,675
5,861 Regional Management Corp 156,840
128,350 * Remitly Global, Inc 2,156,280
63,890 * Repay Holdings Corp 400,590
535,277 * Robinhood Markets, Inc 4,737,201
99,543 *,e Rocket Cos, Inc 886,928
283,347 S&P Global, Inc 102,735,955
15,960 Sculptor Capital Management, Inc 132,947
98,977 SEI Investments Co 5,830,735
44,800 *,e Shift4 Payments, Inc 3,036,096
216,148 SLM Corp 3,246,543

Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
653,439 * SoFi Technologies, Inc $ 4,070,925
27,739 * Star Holdings 447,707
217,064 Starwood Property Trust, Inc 3,883,275
312,408 State Street Corp 22,574,602
35,681 StepStone Group, Inc 786,052
97,747 Stifel Financial Corp 5,861,888
322,123 * StoneCo Ltd 3,968,555
12,051 * StoneX Group, Inc 1,181,842
398,035 Synchrony Financial 11,746,013
191,988 T Rowe Price Group, Inc 21,566,012
119,035 TFS Financial Corp 1,433,181
227,418 * Toast, Inc 4,139,008
46,946 TPG RE Finance Trust, Inc 334,725
86,597 Tradeweb Markets, Inc 6,097,295
63,779 Two Harbors Investment Corp 888,441
99,753 *,e Upstart Holdings, Inc 1,386,567
73,381 e UWM Holdings Corp 440,286
13,156 Victory Capital Holdings, Inc 401,784
80,736 Virtu Financial, Inc 1,618,757
5,596 Virtus Investment Partners, Inc 1,019,647
1,426,137 Visa, Inc (Class A) 331,904,864
82,007 Voya Financial, Inc 6,271,895
33,610 Walker & Dunlop, Inc 2,262,289
19,463 Waterstone Financial, Inc 269,563
300,683 Western Union Co 3,286,465
41,097 * WEX, Inc 7,288,553
100,313 WisdomTree Investments, Inc 625,953
3,291 *,e World Acceptance Corp 332,062
TOTAL FINANCIAL SERVICES 2,778,481,909
FOOD, BEVERAGE & TOBACCO - 3 .4%
110,331 *,e 22nd Century Group, Inc 78,379
1,577,185 Altria Group, Inc 74,932,059
476,349 Archer-Daniels-Midland Co 37,193,330
56,824 B&G Foods, Inc (Class A) 911,457
132,411 *,e Benson Hill, Inc 140,356
42,752 *,e Beyond Meat, Inc 578,862
9,546 * Boston Beer Co, Inc (Class A) 3,030,950
38,202 Brown-Forman Corp (Class A) 2,516,748
157,376 Brown-Forman Corp (Class B) 10,243,604
119,157 Bunge Ltd 11,153,095
14,278 Calavo Growers, Inc 456,325
29,761 Cal-Maine Foods, Inc 1,413,648
185,170 Campbell Soup Co 10,054,731
43,898 * Celsius Holdings, Inc 4,195,332
3,426,998 Coca-Cola Co 219,841,922
3,853 Coca-Cola Consolidated Inc 2,271,189
415,292 ConAgra Brands, Inc 15,764,484
129,393 Constellation Brands, Inc (Class A) 29,691,812
137,434 * Darling International, Inc 8,186,943
34,349 * Duckhorn Portfolio, Inc 518,670
178,075 Flowers Foods, Inc 4,898,843
34,730 Fresh Del Monte Produce, Inc 997,098
35,488 * Freshpet, Inc 2,447,607
523,886 General Mills, Inc 46,432,016
68,087 * Hain Celestial Group, Inc 1,220,800
129,211 Hershey Co 35,282,356
263,487 Hormel Foods Corp 10,655,414
101,190 * Hostess Brands, Inc 2,606,654
56,918 Ingredion, Inc 6,042,984
11,507 J&J Snack Foods Corp 1,762,872

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
92,205 J.M. Smucker Co $ 14,237,374
7,322 John B. Sanfilippo & Son, Inc 761,122
230,590 Kellogg Co 16,088,264
745,277 Keurig Dr Pepper, Inc 24,370,558
617,134 Kraft Heinz Co 24,234,852
126,597 Lamb Weston Holdings, Inc 14,154,811
14,847 Lancaster Colony Corp 3,104,805
217,351 McCormick & Co, Inc 19,094,285
12,426 MGP Ingredients, Inc 1,226,198
27,002 * Mission Produce, Inc 307,553
153,679 Molson Coors Brewing Co (Class B) 9,140,827
1,196,128 Mondelez International, Inc 91,766,940
656,799 * Monster Beverage Corp 36,780,744
21,109 * National Beverage Corp 1,049,117
1,213,671 PepsiCo, Inc 231,677,657
1,359,395 Philip Morris International, Inc 135,898,718
41,744 * Pilgrim's Pride Corp 952,181
43,090 * Post Holdings, Inc 3,899,214
118,935 Primo Water Corp 1,806,623
234 Seaboard Corp 922,210
4,078 * Seneca Foods Corp 194,113
74,009 * Simply Good Foods Co 2,691,707
17,868 * Sovos Brands, Inc 306,436
75,640 * SunOpta, Inc 642,940
34,137 *,e Tattooed Chef, Inc 52,571
13,516 Tootsie Roll Industries, Inc 552,534
37,994 * TreeHouse Foods, Inc 2,023,181
10,372 Turning Point Brands, Inc 246,750
240,203 Tyson Foods, Inc (Class A) 15,010,286
38,821 Universal Corp 2,130,885
42,921 Utz Brands, Inc 811,636
153,958 Vector Group Ltd 1,961,425
27,741 * Vita Coco Co, Inc 600,593
17,927 * Vital Farms, Inc 230,900
27,334 * Whole Earth Brands, Inc 65,602
TOTAL FOOD, BEVERAGE & TOBACCO 1,204,516,152
HEALTH CARE EQUIPMENT & SERVICES - 6 .0%
1,506,087 Abbott Laboratories 166,377,431
70,206 * Acadia Healthcare Co, Inc 5,075,192
85,064 * Accolade, Inc 1,150,916
55,713 * AdaptHealth Corp 661,870
11,003 * Addus HomeCare Corp 899,385
27,451 *,e Agiliti, Inc 458,981
186,578 *,e agilon health, Inc 4,528,248
13,730 e AirSculpt Technologies, Inc 67,277
67,999 * Align Technology, Inc 22,120,075
66,096 * Alignment Healthcare, Inc 415,744
102,545 * Allscripts Healthcare Solutions, Inc 1,280,787
51,158 * Alphatec Holdings Inc 738,722
24,134 * Amedisys, Inc 1,937,960
206,241 * American Well Corp 451,668
144,881 AmerisourceBergen Corp 24,173,395
34,740 * AMN Healthcare Services, Inc 2,999,799
26,981 * Angiodynamics, Inc 224,482
31,254 *,e Apollo Medical Holdings, Inc 1,109,204
32,847 * AtriCure, Inc 1,444,940
1,088 Atrion Corp 669,446
35,972 * Avanos Medical, Inc 1,062,613
158,703 *,e Aveanna Healthcare Holdings, Inc 195,205
27,811 * AxoGen, Inc 250,855

Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
46,100 * Axonics Modulation Technologies, Inc $ 2,648,906
424,564 Baxter International, Inc 20,243,212
250,063 Becton Dickinson & Co 66,094,152
1,255,783 * Boston Scientific Corp 65,451,410
446,882 * Brookdale Senior Living, Inc 1,917,124
135,332 *,e Butterfly Network, Inc 292,317
220,863 Cardinal Health, Inc 18,132,852
15,535 * Castle Biosciences, Inc 351,557
479,295 * Centene Corp 33,037,804
101,278 * Certara, Inc 2,447,889
124,755 * Cerus Corp 288,184
13,577 Chemed Corp 7,484,321
259,166 Cigna Corp 65,644,156
295,424 *,e Clover Health Investments Corp 218,200
90,761 * Community Health Systems, Inc 575,425
20,302 * Computer Programs & Systems, Inc 525,416
22,557 Conmed Corp 2,832,482
40,997 Cooper Cos, Inc 15,638,306
7,447 * Corvel Corp 1,504,517
53,847 * Cross Country Healthcare, Inc 1,183,557
28,142 * CryoLife, Inc 390,330
83,360 * Cue Health, Inc 65,596
12,864 *,e Cutera, Inc 293,299
1,128,195 CVS Health Corp 82,707,975
45,269 * DaVita, Inc 4,090,507
19,366 * Definitive Healthcare Corp 207,216
193,911 Dentsply Sirona, Inc 8,130,688
336,131 * Dexcom, Inc 40,786,136
62,348 *,e DocGo, Inc 529,958
105,260 * Doximity, Inc 3,868,305
545,482 * Edwards Lifesciences Corp 47,991,506
211,696 Elevance Health, Inc 99,211,330
43,723 Embecta Corp 1,213,313
89,300 Encompass Health Corp 5,728,595
36,675 * Enhabit, Inc 449,269
34,689 * Enovis Corp 2,020,634
45,165 Ensign Group, Inc 4,385,070
136,895 * Envista Holdings Corp 5,269,089
67,508 * Evolent Health, Inc 2,457,966
99,142 * Figs, Inc 713,822
15,836 *,e Fulgent Genetics, Inc 468,271
321,063 * GE HealthCare Technologies, Inc 26,115,264
43,328 * Glaukos Corp 2,058,513
63,971 * Globus Medical, Inc 3,719,274
75,826 * Guardant Health, Inc 1,710,635
41,751 * Haemonetics Corp 3,494,976
190,225 HCA Healthcare, Inc 54,657,349
38,567 * Health Catalyst, Inc 485,944
80,637 * HealthEquity, Inc 4,310,048
19,996 HealthStream, Inc 492,701
122,435 * Henry Schein, Inc 9,893,972
6,890 * Heska Corp 807,232
95,038 * Hims & Hers Health, Inc 1,101,490
220,838 * Hologic, Inc 18,994,276
110,767 Humana, Inc 58,760,786
21,074 * ICU Medical, Inc 3,985,936
71,881 * IDEXX Laboratories, Inc 35,376,953
51,855 * Inari Medical, Inc 3,444,209
20,735 * Innovage Holding Corp 126,691
13,893 * Inogen, Inc 184,916
26,630 * Inspire Medical Systems, Inc 7,126,987

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
61,135 * Insulet Corp $ 19,443,375
29,128 * Integer Holding Corp 2,398,691
58,852 * Integra LifeSciences Holdings Corp 3,255,693
310,056 * Intuitive Surgical, Inc 93,395,068
4,476 iRadimed Corp 186,336
24,799 * iRhythm Technologies, Inc 3,258,589
10,108 * Joint Corp 159,605
75,830 Laboratory Corp of America Holdings 17,191,419
60,306 * Lantheus Holdings, Inc 5,153,148
16,045 LeMaitre Vascular, Inc 866,430
54,822 * LifeStance Health Group, Inc 446,799
48,529 * LivaNova plc 2,324,539
39,912 * Masimo Corp 7,548,956
122,436 McKesson Corp 44,596,089
61,546 * MEDNAX, Inc 881,954
1,167,181 Medtronic plc 106,155,112
59,903 * Merit Medical Systems, Inc 4,869,515
3,546 Mesa Laboratories, Inc 590,444
9,311 * ModivCare, Inc 592,180
47,958 * Molina Healthcare, Inc 14,286,209
314,056 *,e Multiplan Corp 307,241
32,656 *,e Nano-X Imaging Ltd 199,528
9,670 National Healthcare Corp 559,990
13,196 National Research Corp 574,422
180,245 * Neogen Corp 3,103,819
100,310 * NeoGenomics, Inc 1,466,532
25,545 * Nevro Corp 747,702
41,810 * NextGen Healthcare, Inc 699,899
91,637 * Novocure Ltd 6,038,878
622,920 * Nutex Health, Inc 353,943
39,010 * NuVasive, Inc 1,678,990
97,874 * Oak Street Health, Inc 3,814,150
36,495 * Omnicell, Inc 2,217,801
299,751 *,e Opko Health, Inc 440,634
12,320 * OptimizeRx Corp 185,170
150,265 * Option Care Health, Inc 4,831,020
54,102 * OraSure Technologies, Inc 367,894
24,415 * Orthofix Medical Inc 459,734
10,294 * OrthoPediatrics Corp 519,229
33,381 * Outset Medical, Inc 600,524
54,182 * Owens & Minor, Inc 841,988
35,588 * Paragon 28, Inc 655,531
65,175 Patterson Cos, Inc 1,766,894
31,176 * Pennant Group, Inc 432,411
29,647 * Penumbra, Inc 8,423,306
17,969 * PetIQ, Inc 211,855
34,961 * Phreesia, Inc 1,106,166
122,929 Premier, Inc 4,097,224
67,861 * Privia Health Group, Inc 1,874,999
19,755 * PROCEPT BioRobotics Corp 600,354
72,597 *,† Progenics Pharmaceuticals, Inc 0
57,755 * Progyny, Inc 1,919,776
107,442 * Project Roadrunner Parent, Inc 1,675,021
18,481 * Pulmonx Corp 217,152
98,083 Quest Diagnostics, Inc 13,614,901
41,888 * QuidelOrtho Corp 3,767,826
31,900 * RadNet, Inc 882,354
128,377 Resmed, Inc 30,933,722
24,262 * RxSight, Inc 434,290
33,103 * Schrodinger, Inc 977,201
84,676 Select Medical Holdings Corp 2,582,618

Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
183,648 * Sema4 Holdings Corp $ 50,246
303,369 *,e Senseonics Holdings, Inc 180,535
147,292 *,e Sharecare, Inc 226,830
31,551 * Shockwave Medical Inc 9,154,838
23,620 * SI-BONE, Inc 522,002
40,734 * Sight Sciences, Inc 393,898
43,444 * Silk Road Medical Inc 1,912,405
17,254 Simulations Plus, Inc 720,355
48,121 * Staar Surgical Co 3,391,087
84,890 STERIS plc 16,006,009
309,870 Stryker Corp 92,852,546
61,036 * Surgery Partners, Inc 2,420,688
12,089 * SurModics, Inc 278,531
16,050 * Tactile Systems Technology, Inc 292,592
67,537 * Tandem Diabetes Care, Inc 2,673,114
124,576 * Teladoc, Inc 3,305,001
40,335 Teleflex, Inc 10,992,094
96,496 * Tenet Healthcare Corp 7,075,087
28,749 * Transmedics Group, Inc 2,274,046
21,885 * Treace Medical Concepts, Inc 535,964
7,098 * UFP Technologies, Inc 978,388
820,232 UnitedHealth Group, Inc 403,627,965
50,337 Universal Health Services, Inc (Class B) 7,568,168
10,256 US Physical Therapy, Inc 1,091,854
1,493 Utah Medical Products, Inc 141,596
27,524 * Varex Imaging Corp 488,276
124,085 * Veeva Systems, Inc 22,221,142
133,195 *,e VG Acquisition Corp 262,394
78,424 *,e Vicarious Surgical, Inc 176,454
97,333 * ViewRay, Inc 114,853
186,832 Zimmer Biomet Holdings, Inc 25,865,022
18,221 *,e Zynex Inc 208,448
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,144,418,277
HOUSEHOLD & PERSONAL PRODUCTS - 1 .5%
72,467 *,e Beauty Health Co 830,472
123,209 * BellRing Brands, Inc 4,434,292
8,367 * Central Garden & Pet Co 308,240
30,727 * Central Garden and Pet Co (Class A) 1,085,585
206,626 Church & Dwight Co, Inc 20,067,517
107,931 Clorox Co 17,875,532
724,625 Colgate-Palmolive Co 57,825,075
361,993 * Coty, Inc 4,296,857
41,696 Edgewell Personal Care Co 1,820,864
49,283 * elf Beauty, Inc 4,571,491
47,539 Energizer Holdings, Inc 1,589,229
203,943 Estee Lauder Cos (Class A) 50,316,817
79,731 * Herbalife Nutrition Ltd 1,184,803
61,064 * Honest Co, Inc 101,366
13,468 Inter Parfums, Inc 2,044,308
299,986 Kimberly-Clark Corp 43,464,972
8,543 Medifast, Inc 782,966
9,397 * Nature's Sunshine Products, Inc 102,991
36,182 Nu Skin Enterprises, Inc (Class A) 1,427,742
96,295 * Olaplex Holdings, Inc 356,291
2,072,349 Procter & Gamble Co 324,073,937
79,915 Reynolds Consumer Products, Inc 2,240,017
32,523 Spectrum Brands Holdings, Inc 2,162,779
9,434 * USANA Health Sciences, Inc 626,135
47,377 *,e Veru, Inc 60,169

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
10,397 WD-40 Co $ 1,979,589
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 545,630,036
INSURANCE - 2 .3%
536,307 Aflac, Inc 37,461,044
229,795 Allstate Corp 26,601,069
91,004 * AMBAC Financial Group, Inc 1,451,514
62,680 American Equity Investment Life Holding Co 2,415,687
55,525 American Financial Group, Inc 6,814,583
631,341 American International Group, Inc 33,486,327
14,885 Amerisafe, Inc 828,350
181,259 Aon plc 58,941,802
298,640 * Arch Capital Group Ltd 22,418,905
58,504 Argo Group International Holdings Ltd 1,720,603
179,852 Arthur J. Gallagher & Co 37,420,007
43,360 Assurant, Inc 5,338,917
53,340 Assured Guaranty Ltd 2,873,426
74,863 Axis Capital Holdings Ltd 4,232,754
61,731 * Brighthouse Financial, Inc 2,728,510
217,381 Brown & Brown, Inc 13,997,163
76,674 * BRP Group, Inc 1,931,418
368,517 Chubb Ltd 74,278,286
129,513 Cincinnati Financial Corp 13,785,364
24,499 CNA Financial Corp 953,256
96,172 Conseco, Inc 2,158,100
545 Crawford & Co 4,921
3,527 Donegal Group, Inc (Class A) 49,660
19,632 * eHealth, Inc 117,792
20,967 Employers Holdings, Inc 830,084
9,371 * Enstar Group Ltd 2,254,663
23,874 Erie Indemnity Co (Class A) 5,188,536
33,199 Everest Re Group Ltd 12,549,222
15,656 F&G Annuities & Life, Inc 286,974
230,229 Fidelity National Financial Inc 8,170,827
98,532 First American Financial Corp 5,676,428
548,402 * Genworth Financial, Inc (Class A) 3,186,216
78,672 Globe Life, Inc 8,537,485
12,924 * Goosehead Insurance, Inc 743,130
24,981 * Greenlight Capital Re Ltd (Class A) 244,314
29,706 Hanover Insurance Group, Inc 3,551,649
284,062 Hartford Financial Services Group, Inc 20,165,561
4,132 e HCI Group, Inc 209,327
57,150 Horace Mann Educators Corp 1,787,652
738 Investors Title Co 109,800
36,673 James River Group Holdings Ltd 714,023
47,055 Kemper Corp 2,289,226
18,754 Kinsale Capital Group, Inc 6,127,119
44,494 *,e Lemonade, Inc 482,315
147,154 Lincoln National Corp 3,197,656
173,627 Loews Corp 9,995,706
11,823 * Markel Corp 16,180,130
436,416 Marsh & McLennan Cos, Inc 78,637,799
53,327 * MBIA, Inc 536,470
21,627 Mercury General Corp 657,677
577,011 Metlife, Inc 35,388,085
1,802 National Western Life Group, Inc 459,474
5,548 * NI Holdings, Inc 74,842
248,042 Old Republic International Corp 6,268,021
91,472 * Oscar Health, Inc 615,607
19,410 * Palomar Holdings, Inc 975,547
29,206 Primerica, Inc 5,330,387

Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
202,011 Principal Financial Group $ 15,088,202
42,244 ProAssurance Corp 758,702
514,319 Progressive Corp 70,153,112
315,043 Prudential Financial, Inc 27,408,741
57,218 Reinsurance Group of America, Inc (Class A) 8,143,266
35,276 RenaissanceRe Holdings Ltd 7,598,803
31,551 RLI Corp 4,387,167
12,496 *,e Root, Inc 53,608
64,321 * Ryan Specialty Group Holdings, Inc 2,628,156
12,520 Safety Insurance Group, Inc 915,087
56,689 Selective Insurance Group, Inc 5,460,851
86,670 * SiriusPoint Ltd 753,162
19,531 Stewart Information Services Corp 813,466
13,676 Tiptree Inc 188,319
200,061 Travelers Cos, Inc 36,239,050
52,076 *,e Trupanion, Inc 1,828,388
12,454 United Fire Group Inc 335,013
21,860 Universal Insurance Holdings, Inc 337,081
175,445 Unum Group 7,403,779
173,562 W.R. Berkley Corp 10,226,273
2,176 White Mountains Insurance Group Ltd 3,116,337
92,594 Willis Towers Watson plc 21,444,770
TOTAL INSURANCE 818,712,743
MATERIALS - 2 .9%
25,718 * 5E Advanced Materials, Inc 108,530
20,558 AdvanSix, Inc 774,625
195,185 Air Products & Chemicals, Inc 57,454,657
101,519 Albemarle Corp 18,827,714
143,228 Alcoa Corp 5,319,488
121,178 * Allegheny Technologies, Inc 4,679,894
16,823 Alpha Metallurgical Resources, Inc 2,465,579
1,341,949 Amcor plc 14,721,181
21,560 American Vanguard Corp 415,030
59,774 Aptargroup, Inc 7,083,817
82,171 * Arconic Corp 2,033,732
14,592 *,† Ardagh Group S.A. 148,838
126,036 Ardagh Metal Packaging S.A. 514,227
42,481 Ashland Global Holdings, Inc 4,316,494
15,782 * Aspen Aerogels, Inc 98,795
69,345 Avery Dennison Corp 12,099,316
70,844 Avient Corp 2,728,202
172,888 * Axalta Coating Systems Ltd 5,458,074
32,189 Balchem Corp 4,229,635
261,774 Ball Corp 13,921,141
101,421 Berry Global Group, Inc 5,863,148
47,966 Cabot Corp 3,442,040
35,519 Carpenter Technology Corp 1,873,272
94,465 Celanese Corp (Series A) 10,035,962
44,567 * Century Aluminum Co 382,831
171,056 CF Industries Holdings, Inc 12,244,189
7,496 Chase Corp 819,538
122,499 Chemours Co 3,561,046
12,528 * Clearwater Paper Corp 452,261
455,953 * Cleveland-Cliffs, Inc 7,012,557
185,110 * Coeur Mining, Inc 629,374
116,251 Commercial Metals Co 5,427,759
26,808 Compass Minerals International, Inc 877,426
89,459 * Constellium SE 1,328,466
623,192 Corteva, Inc 38,089,495
106,623 Crown Holdings, Inc 9,146,121

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
75,364 *,e Danimer Scientific, Inc $ 238,150
56,280 * Diversey Holdings Ltd 457,556
596,022 Dow, Inc 32,423,597
408,991 DuPont de Nemours, Inc 28,514,853
30,583 Eagle Materials, Inc 4,532,706
100,895 Eastman Chemical Co 8,502,422
222,628 Ecolab, Inc 37,365,884
181,420 Element Solutions, Inc 3,292,773
109,761 FMC Corp 13,564,264
1,247,152 Freeport-McMoRan, Inc (Class B) 47,279,532
23,566 FutureFuel Corp 176,745
1,429,834 *,e Ginkgo Bioworks Holdings, Inc 1,744,398
36,846 Glatfelter Corp 166,544
278,912 Graphic Packaging Holding Co 6,877,970
20,180 Greif, Inc (Class A) 1,267,102
5,616 Greif, Inc (Class B) 442,204
46,815 H.B. Fuller Co 3,097,749
14,458 Hawkins, Inc 583,236
7,087 Haynes International, Inc 333,160
557,591 Hecla Mining Co 3,373,426
158,395 Huntsman Corp 4,243,402
29,963 * Ingevity Corp 2,149,546
19,888 Innospec, Inc 2,021,217
215,328 International Flavors & Fragrances, Inc 20,878,203
299,276 International Paper Co 9,909,028
7,140 * Intrepid Potash, Inc 184,069
37,532 * Ivanhoe Electric, Inc 447,006
11,630 Kaiser Aluminum Corp 764,324
14,468 Koppers Holdings, Inc 474,695
29,170 e Kronos Worldwide, Inc 271,281
432,932 Linde plc 159,946,727
140,093 * Livent Corp 3,061,032
68,504 Louisiana-Pacific Corp 4,092,429
91,950 * LSB Industries, Inc 821,114
223,395 LyondellBasell Industries NV 21,135,401
54,097 Martin Marietta Materials, Inc 19,648,030
17,661 Materion Corp 1,912,863
28,271 Minerals Technologies, Inc 1,675,340
299,071 Mosaic Co 12,815,192
100,937 * MP Materials Corp 2,187,305
25,893 Myers Industries, Inc 490,672
5,333 NewMarket Corp 2,131,067
693,881 Newmont Goldcorp Corp 32,889,959
175,621 * Novagold Resources Inc 955,378
220,976 Nucor Corp 32,744,224
123,701 * O-I Glass, Inc 2,779,562
111,865 Olin Corp 6,197,321
12,612 Olympic Steel, Inc 587,341
83,951 *,e Origin Materials, Inc 331,606
41,831 Orion Engineered Carbons SA 1,012,729
78,609 Packaging Corp of America 10,632,653
29,712 Pactiv Evergreen, Inc 234,725
94,769 * Perimeter Solutions S.A. 708,872
13,423 * Piedmont Lithium, Inc 771,823
208,619 PPG Industries, Inc 29,260,901
37,597 * PQ Group Holdings, Inc 426,726
92,338 *,e PureCycle Technologies, Inc 606,661
10,040 Quaker Chemical Corp 1,873,765
18,601 Ramaco Resources, Inc 151,226
26,216 * Ranpak Holdings Corp 106,961
45,189 * Rayonier Advanced Materials, Inc 245,828

Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
53,054 Reliance Steel & Aluminum Co $ 13,146,781
55,206 Royal Gold, Inc 7,311,483
115,315 RPM International, Inc 9,459,289
19,086 Ryerson Holding Corp 720,878
19,139 Schnitzer Steel Industries, Inc (Class A) 552,926
43,911 Schweitzer-Mauduit International, Inc 850,556
30,490 Scotts Miracle-Gro Co (Class A) 2,037,037
138,369 Sealed Air Corp 6,640,328
45,956 Sensient Technologies Corp 3,421,884
206,576 Sherwin-Williams Co 49,070,063
84,315 Silgan Holdings, Inc 4,153,357
87,326 Sonoco Products Co 5,293,702
85,032 Southern Copper Corp 6,533,009
165,267 SSR Mining, Inc 2,366,623
141,158 Steel Dynamics, Inc 14,673,374
25,522 Stepan Co 2,353,128
89,404 * Summit Materials, Inc 2,450,564
62,507 SunCoke Energy, Inc 486,304
27,538 Sylvamo Corp 1,261,791
33,322 * TimkenSteel Corp 557,810
19,788 Tredegar Corp 185,611
32,674 Trimas Corp 830,246
29,516 Trinseo plc 534,830
155,065 Tronox Holdings plc 2,122,840
807 United States Lime & Minerals, Inc 129,846
208,248 United States Steel Corp 4,764,714
6,593 Valhi, Inc 102,389
151,725 Valvoline, Inc 5,242,099
119,012 Vulcan Materials Co 20,841,381
54,430 Warrior Met Coal, Inc 1,881,645
24,539 Westlake Chemical Corp 2,792,047
224,893 WestRock Co 6,731,048
25,062 Worthington Industries, Inc 1,488,432
TOTAL MATERIALS 1,027,584,944
MEDIA & ENTERTAINMENT - 6 .7%
684,532 * Activision Blizzard, Inc 53,194,982
80,989 * Advantage Solutions, Inc 103,666
5,274,825 * Alphabet, Inc (Class A) 566,199,715
4,587,220 * Alphabet, Inc (Class C) 496,428,948
157,139 * Altice USA, Inc 549,987
479,007 *,e AMC Entertainment Holdings, Inc 2,634,538
23,685 * AMC Networks, Inc 418,988
12,671 * Boston Omaha Corp 259,249
116,459 * Bumble, Inc 2,120,718
4,644 Cable One, Inc 3,522,056
72,900 * Cargurus, Inc 1,198,476
50,674 * Cars.com, Inc 991,690
91,447 * Charter Communications, Inc 33,716,509
82,557 * Cinemark Holdings, Inc 1,393,562
499,375 * Clear Channel 634,206
3,683,381 Comcast Corp (Class A) 152,381,472
35,779 * Cumulus Media Inc 125,763
455 * Daily Journal Corp 124,283
217,295 * DISH Network Corp (Class A) 1,631,885
245,126 Electronic Arts, Inc 31,199,637
40,007 Entravision Communications Corp (Class A) 250,044
54,751 * Eventbrite Inc 398,040
14,208 * EverQuote Inc 99,030
40,458 * EW Scripps Co (Class A) 341,061
244,648 Fox Corp (Class A) 8,136,992

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
116,246 Fox Corp (Class B) $ 3,550,153
99,963 * Gannett Co, Inc 189,930
70,071 Gray Television, Inc 540,247
57,550 * IAC 2,979,364
81,751 * iHeartMedia, Inc 283,676
37,647 * Imax Corp 788,705
25,095 * Integral Ad Science Holding Corp 394,744
340,395 Interpublic Group of Cos, Inc 12,162,313
54,238 John Wiley & Sons, Inc (Class A) 2,091,960
6,134 * Liberty Braves Group (Class A) 240,269
30,992 * Liberty Braves Group (Class C) 1,178,316
18,787 Liberty Broadband Corp (Class A) 1,588,065
100,537 * Liberty Broadband Corp (Class C) 8,523,527
18,107 * Liberty Media Group (Class A) 1,172,971
172,671 * Liberty Media Group (Class C) 12,465,119
94,873 * Liberty SiriusXM Group (Class A) 2,665,931
142,289 * Liberty SiriusXM Group (Class C) 3,975,555
44,591 *,e Lions Gate Entertainment Corp (Class A) 512,797
211,297 * Lions Gate Entertainment Corp (Class B) 2,254,539
131,534 * Live Nation, Inc 8,915,375
18,866 Madison Square Garden Co 3,782,633
19,376 * Madison Square Garden Entertainment Corp 625,264
19,376 * Madison Square Garden Entertainment Corp 545,241
93,497 * Magnite, Inc 878,872
24,627 e Marcus Corp 431,465
234,733 * Match Group, Inc 8,661,648
15,110 * MediaAlpha, Inc 111,814
1,950,840 * Meta Platforms, Inc 468,825,869
385,208 * Netflix, Inc 127,091,675
155,545 New York Times Co (Class A) 6,182,914
293,922 News Corp (Class A) 5,175,966
95,168 News Corp (Class B) 1,689,232
29,527 Nexstar Media Group Inc 5,121,458
172,073 Omnicom Group, Inc 15,584,652
5,903 Paramount Global (Class A) 156,193
484,703 Paramount Global (Class B) 11,308,121
532,375 * Pinterest, Inc 12,244,625
61,226 * Playstudios, Inc 268,170
75,202 * Playtika Holding Corp 752,020
32,246 * PubMatic, Inc 440,480
41,070 * QuinStreet, Inc 456,288
397,892 * ROBLOX Corp 14,164,955
113,610 * Roku, Inc 6,386,018
22,422 Scholastic Corp 862,574
17,136 Shutterstock, Inc 1,148,112
37,146 e Sinclair Broadcast Group, Inc (Class A) 738,834
628,669 e Sirius XM Holdings, Inc 2,388,942
438,848 *,e Skillz, Inc 273,271
126,273 * Spotify Technology S.A. 16,870,073
46,094 * Stagwell, Inc 286,705
144,314 * Take-Two Interactive Software, Inc 17,936,787
19,150 * TechTarget, Inc 652,824
212,771 TEGNA, Inc 3,638,384
19,655 * Thryv Holdings, Inc 441,451
384,068 * Trade Desk, Inc 24,710,935
117,635 * TripAdvisor, Inc 2,085,669
85,679 * TrueCar, Inc 220,195
106,282 * Vimeo, Inc 349,668
142,904 * Vinco Ventures, Inc 26,180
1,603,760 * Walt Disney Co 164,385,400
2,055,750 * Warner Bros Discovery, Inc 27,978,758

Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
39,638 * WideOpenWest, Inc $ 453,062
34,191 World Wrestling Entertainment, Inc (Class A) 3,664,249
56,188 * Yelp, Inc 1,681,145
39,402 * Ziff Davis Inc 2,881,862
61,686 * ZipRecruiter, Inc 1,044,961
236,743 * ZoomInfo Technologies, Inc 5,187,039
TOTAL MEDIA & ENTERTAINMENT 2,395,321,706
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .2%
83,340 * 10X Genomics, Inc 4,369,516
16,011 * 2seventy bio, Inc 152,265
64,622 * 4D Molecular Therapeutics, Inc 1,163,842
1,550,583 AbbVie, Inc 234,324,103
160,014 *,e AbCellera Biologics, Inc 1,084,895
59,608 *,e Absci Corp 78,683
88,298 * Acadia Pharmaceuticals, Inc 1,883,396
44,287 * Aclaris Therapeutics, Inc 393,711
107,348 *,e Adagio Therapeutics, Inc 118,083
118,561 * Adaptive Biotechnologies Corp 846,526
15,245 *,e Adicet Bio, Inc 89,031
144,109 * ADMA Biologics, Inc 482,765
23,668 * Aerovate Therapeutics, Inc 496,318
84,699 * Affimed NV 76,229
543,168 * Agenus, Inc 820,184
259,425 Agilent Technologies, Inc 35,133,928
42,139 * Agios Pharmaceuticals, Inc 963,719
29,208 * Akero Therapeutics, Inc 1,306,766
7,279 * Akoya Biosciences, Inc 50,662
42,029 * Alector, Inc 277,391
130,128 * Alkermes plc 3,715,154
49,804 *,e Allogene Therapeutics, Inc 270,436
93,315 *,e Allovir, Inc 321,004
105,669 * Alnylam Pharmaceuticals, Inc 21,049,265
56,031 *,e ALX Oncology Holdings, Inc 332,824
468,145 Amgen, Inc 112,233,082
265,666 * Amicus Therapeutics, Inc 3,065,786
87,784 * Amneal Pharmaceuticals, Inc 169,423
28,740 * Amphastar Pharmaceuticals, Inc 1,028,030
40,220 * Amylyx Pharmaceuticals, Inc 1,142,248
15,332 *,e AnaptysBio, Inc 319,212
45,302 *,e Anavex Life Sciences Corp 368,758
16,713 * ANI Pharmaceuticals, Inc 630,414
10,900 * Anika Therapeutics, Inc 279,694
89,116 * Apellis Pharmaceuticals, Inc 7,434,948
62,957 *,e Arbutus Biopharma Corp 158,022
23,554 * Arcellx, Inc 1,005,285
33,423 * Arcturus Therapeutics Holdings, Inc 889,720
33,215 * Arcus Biosciences, Inc 592,888
30,236 * Arcutis Biotherapeutics, Inc 418,466
75,783 * Arrowhead Pharmaceuticals Inc 2,683,476
34,621 * Arvinas, Inc 907,416
344,201 * Atara Biotherapeutics, Inc 932,785
47,147 * Atea Pharmaceuticals, Inc 154,171
24,620 * Athira Pharma, Inc 68,690
21,983 * Aura Biosciences, Inc 198,726
103,661 *,e Aurinia Pharmaceuticals, Inc 1,166,186
504,781 * Avantor, Inc 9,833,134
45,157 * Avid Bioservices, Inc 815,084
76,838 * Avidity Biosciences, Inc 952,791
33,852 *,e Axsome Therapeutics, Inc 2,421,434
49,100 * Beam Therapeutics, Inc 1,507,861

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
87,037 * Berkeley Lights, Inc $ 101,833
132,467 * BioCryst Pharmaceuticals, Inc 1,008,074
125,092 * Biogen, Inc 38,056,739
93,283 * Biohaven Ltd 1,220,142
17,772 *,e BioLife Solutions Inc 312,076
156,836 * BioMarin Pharmaceutical, Inc 15,062,529
1,152,297 *,e Bionano Genomics, Inc 792,665
18,401 * Bio-Rad Laboratories, Inc (Class A) 8,294,987
129,981 Bio-Techne Corp 10,382,882
36,537 *,e Bioxcel Therapeutics Inc 753,393
117,035 * Bluebird Bio, Inc 509,102
64,961 * Blueprint Medicines Corp 3,316,259
112,222 * Bridgebio Pharma, Inc 1,629,463
1,869,023 Bristol-Myers Squibb Co 124,794,666
56,174 * Brooks Automation, Inc 2,443,007
88,086 Bruker BioSciences Corp 6,970,245
25,094 * C4 Therapeutics, Inc 75,784
31,788 * Cara Therapeutics, Inc 133,510
36,257 * CareDx, Inc 293,319
37,400 * Caribou Biosciences, Inc 160,820
31,847 *,e Cassava Sciences, Inc 739,487
162,660 * Catalent, Inc 8,152,519
73,978 * Catalyst Pharmaceuticals, Inc 1,177,730
33,029 * Celldex Therapeutics, Inc 1,038,432
76,764 *,e Celularity, Inc 45,329
32,063 *,e Century Therapeutics, Inc 100,357
43,334 * Cerevel Therapeutics Holdings, Inc 1,258,419
42,197 * Charles River Laboratories International, Inc 8,022,494
53,558 * Chimerix, Inc 62,127
62,303 * Chinook Therapeutics, Inc 1,246,683
43,916 * Codexis, Inc 172,151
87,080 * Cogent Biosciences, Inc 936,981
44,098 * Coherus Biosciences, Inc 318,829
27,222 * Collegium Pharmaceutical, Inc 633,456
72,910 *,e Corcept Therapeutics, Inc 1,642,662
34,033 * Crinetics Pharmaceuticals, Inc 665,005
29,602 * CryoPort, Inc 622,826
71,728 * CTI BioPharma Corp 348,598
18,878 * Cullinan Oncology, Inc 183,683
93,386 * Cytek Biosciences, Inc 1,072,071
69,213 * Cytokinetics, Inc 2,588,566
566,486 Danaher Corp 134,206,198
53,454 * Day One Biopharmaceuticals, Inc 662,830
28,615 * Deciphera Pharmaceuticals, Inc 406,619
101,941 * Denali Therapeutics, Inc 2,532,214
20,111 *,e Design Therapeutics, Inc 129,716
35,029 * DICE Therapeutics, Inc 1,138,443
103,603 *,e Dynavax Technologies Corp 1,078,507
72,367 * Dyne Therapeutics, Inc 749,722
10,847 * Eagle Pharmaceuticals, Inc 304,584
23,788 *,e Edgewise Therapeutics, Inc 208,621
76,006 * Editas Medicine, Inc 620,209
335,250 * Elanco Animal Health, Inc 3,174,818
738,730 Eli Lilly & Co 292,433,658
16,480 * Enanta Pharmaceuticals, Inc 585,864
90,394 *,e Enochian Biosciences Inc 103,049
304,824 *,e EQRx, Inc 512,104
59,348 * Erasca, Inc 163,800
21,778 * Evolus, Inc 190,340
155,554 * Exact Sciences Corp 9,966,345
261,032 * Exelixis, Inc 4,776,886

Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
15,167 *,e EyePoint Pharmaceuticals, Inc $ 95,249
59,761 * Fate Therapeutics, Inc 362,749
63,080 * FibroGen, Inc 1,079,930
14,252 *,e Foghorn Therapeutics, Inc 92,923
39,842 * Fulcrum Therapeutics, Inc 99,605
75,916 * Generation Bio Co 373,507
265,240 * Geron Corp 652,490
1,100,515 Gilead Sciences, Inc 90,473,338
104,921 * Halozyme Therapeutics, Inc 3,371,112
22,623 * Harmony Biosciences Holdings, Inc 729,366
512,774 *,e Heron Therapeutics, Inc 1,225,530
195,302 * Horizon Therapeutics Plc 21,709,770
9,851 *,e Icosavax, Inc 54,279
21,421 * Ideaya Biosciences, Inc 391,147
21,368 *,e IGM Biosciences, Inc 231,415
136,690 * Illumina, Inc 28,097,996
87,824 *,e ImmunityBio, Inc 245,907
140,539 * Immunogen, Inc 757,505
89,690 * Immunovant, Inc 1,447,597
160,716 * Incyte Corp 11,958,878
20,258 * Inhibrx, Inc 425,418
49,340 * Innoviva, Inc 578,758
319,709 *,e Inovio Pharmaceuticals, Inc 246,975
105,641 * Insmed, Inc 2,060,000
86,438 * Intellia Therapeutics, Inc 3,263,035
21,160 * Intercept Pharmaceuticals, Inc 366,491
93,309 * Intra-Cellular Therapies, Inc 5,799,154
127,693 * Ionis Pharmaceuticals, Inc 4,516,501
107,610 * Iovance Biotherapeutics, Inc 606,920
162,861 * IQVIA Holdings, Inc 30,655,326
115,967 * Ironwood Pharmaceuticals, Inc 1,207,216
14,777 * iTeos Therapeutics, Inc 203,036
134,051 * IVERIC bio, Inc 4,408,937
24,181 *,e Janux Therapeutics, Inc 370,453
53,458 * Jazz Pharmaceuticals plc 7,509,245
2,309,170 Johnson & Johnson 378,011,129
26,213 *,e Jounce Therapeutics, Inc 50,591
16,585 * KalVista Pharmaceuticals Inc 141,470
29,756 * Karuna Therapeutics, Inc 5,904,781
55,927 * Karyopharm Therapeutics, Inc 200,219
11,474 * Keros Therapeutics, Inc 508,929
35,318 * Kezar Life Sciences, Inc 85,823
21,130 * Kiniksa Pharmaceuticals Ltd 227,148
39,788 *,e Kinnate Biopharma, Inc 100,664
26,452 * Kodiak Sciences, Inc 115,860
110,055 *,e Kronos Bio, Inc 181,591
12,941 * Krystal Biotech Inc 1,087,044
46,117 * Kura Oncology, Inc 449,180
24,582 * Kymera Therapeutics, Inc 775,316
55,069 * Lexicon Pharmaceuticals, Inc 131,615
10,998 * Ligand Pharmaceuticals, Inc (Class B) 839,697
61,737 *,e Liquidia Corp 414,255
122,579 *,e Lyell Immunopharma, Inc 248,835
79,601 * MacroGenics, Inc 548,451
12,049 * Madrigal Pharmaceuticals, Inc 3,759,288
180,755 * MannKind Corp 695,907
84,535 * Maravai LifeSciences Holdings, Inc 1,165,738
68,933 * MaxCyte, Inc 344,665
21,610 * Medpace Holdings, Inc 4,325,025
21,858 * MeiraGTx Holdings plc 116,940
2,210,195 Merck & Co, Inc 255,211,217

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
120,325 * Mersana Therapeutics, Inc $ 527,024
18,781 * Mettler-Toledo International, Inc 28,011,862
81,129 * MiMedx Group, Inc 310,724
7,930 * MiNK Therapeutics, Inc 14,195
52,374 * Mirati Therapeutics, Inc 2,320,692
45,859 *,e Mirum Pharmaceuticals, Inc 1,231,314
294,787 * Moderna, Inc 39,174,244
31,239 * Monte Rosa Therapeutics, Inc 141,825
15,127 * Morphic Holding, Inc 714,902
63,827 * Myriad Genetics, Inc 1,358,877
33,260 * NanoString Technologies, Inc 325,948
88,465 * Natera, Inc 4,486,945
96,721 *,e Nautilus Biotechnology, Inc 249,540
130,906 * Nektar Therapeutics 98,481
81,997 * Neurocrine Biosciences, Inc 8,284,977
21,913 * NGM Biopharmaceuticals Inc 98,828
34,251 * Nkarta, Inc 169,542
154,065 *,e Novavax, Inc 1,181,679
22,935 * Nurix Therapeutics, Inc 220,864
16,743 * Nuvalent, Inc 592,535
159,982 * Nuvation Bio, Inc 257,571
258,031 *,e Ocugen, Inc 184,131
54,186 * Ocular Therapeutix, Inc 335,953
4,311 *,† OmniAb, Inc 0
53,886 * OmniAb, Inc 187,523
4,311 *,† OmniAb, Inc 0
64,901 * Organogenesis Holdings Inc 133,047
230,419 Organon & Co 5,675,220
311,145 *,e Outlook Therapeutics, Inc 326,702
208,152 * Pacific Biosciences of California, Inc 2,206,411
32,703 * Pacira BioSciences Inc 1,481,773
59,828 *,e Pardes Biosciences, Inc 116,066
107,305 PerkinElmer, Inc 14,002,229
126,774 Perrigo Co plc 4,714,725
4,955,403 Pfizer, Inc 192,715,623
53,110 *,e Phathom Pharmaceuticals, Inc 568,277
15,122 Phibro Animal Health Corp 235,298
19,122 * PMV Pharmaceuticals, Inc 88,152
57,257 * Point Biopharma Global, Inc 443,169
73,597 *,e Praxis Precision Medicines, Inc 76,541
293,619 *,e Precigen, Inc 355,279
38,952 * Prestige Consumer Healthcare, Inc. 2,396,717
32,960 * Prometheus Biosciences, Inc 6,392,592
38,156 * Protagonist Therapeutics, Inc 862,326
31,004 * Prothena Corp plc 1,631,431
72,077 * PTC Therapeutics, Inc 3,974,326
196,966 * QIAGEN NV 8,786,653
22,482 * Quanterix Corp 284,172
104,376 *,e Quantum-Si, Inc 153,433
29,554 * RAPT Therapeutics, Inc 537,883
31,761 * Reata Pharmaceuticals, Inc 3,139,892
117,341 * Recursion Pharmaceuticals, Inc 559,717
90,328 * Regeneron Pharmaceuticals, Inc 72,424,087
27,410 * REGENXBIO, Inc 530,658
100,692 * Relay Therapeutics, Inc 1,144,868
21,818 *,e Relmada Therapeutics, Inc 54,981
50,015 * Repligen Corp 7,583,774
36,059 * Replimune Group, Inc 603,267
86,595 * Revance Therapeutics, Inc 2,756,319
84,294 * REVOLUTION Medicines, Inc 1,980,066
195,741 * Rigel Pharmaceuticals, Inc 221,187

Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
53,934 * Rocket Pharmaceuticals, Inc $ 966,497
330,537 Royalty Pharma plc 11,618,376
38,930 * Sage Therapeutics, Inc 1,901,731
102,323 *,e Sana Biotechnology, Inc 541,289
87,802 * Sangamo Therapeutics Inc 129,069
71,568 * Sarepta Therapeutics, Inc 8,786,403
18,726 * Science 37 Holdings, Inc 5,316
118,351 * Seagen, Inc 23,670,200
70,074 * Seer, Inc 234,047
229,735 * Seres Therapeutics, Inc 1,119,958
46,544 SIGA Technologies, Inc 271,352
116,449 *,e Singular Genomics Systems, Inc 115,285
115,598 * SomaLogic, Inc 323,674
60,297 *,†,e Sorrento Therapeutics, Inc 425,200
72,803 * Sotera Health Co 1,220,906
21,304 * SpringWorks Therapeutics, Inc 498,088
13,804 * Stoke Therapeutics, Inc 122,718
34,780 * Supernus Pharmaceuticals, Inc 1,281,991
105,693 * Sutro Biopharma, Inc 450,252
43,274 * Syndax Pharmaceuticals, Inc 889,281
76,508 * Syneos Health, Inc 3,003,704
7,966 * Tarsus Pharmaceuticals, Inc 118,853
9,937 * Tenaya Therapeutics, Inc 52,815
119,821 * TG Therapeutics, Inc 2,975,155
38,181 *,e Theravance Biopharma, Inc 413,500
343,148 Thermo Fisher Scientific, Inc 190,412,825
43,527 * Travere Therapeutics, Inc 938,877
41,286 * Twist Bioscience Corp 515,249
73,340 * Ultragenyx Pharmaceutical, Inc 3,202,758
38,931 * United Therapeutics Corp 8,959,191
42,360 * Vanda Pharmaceuticals, Inc 260,090
176,035 *,e Vaxart Inc 143,204
65,127 * Vaxcyte, Inc 2,789,389
21,290 * Ventyx Biosciences, Inc 800,504
20,221 * Vera Therapeutics, Inc 134,470
49,459 * Veracyte, Inc 1,119,752
34,319 * Vericel Corp 1,081,392
224,487 * Vertex Pharmaceuticals, Inc 76,489,456
30,628 * Verve Therapeutics, Inc 487,904
1,114,885 Viatris, Inc 10,401,877
56,000 * Vir Biotechnology, Inc 1,408,400
55,112 * Viridian Therapeutics, Inc 1,544,789
49,469 * Waters Corp 14,858,509
64,445 West Pharmaceutical Services, Inc 23,280,112
42,278 * Xencor, Inc 1,117,830
159,431 *,e Xeris Biopharma Holdings, Inc 360,314
25,718 * Y-mAbs Therapeutics, Inc 154,051
29,698 * Zentalis Pharmaceuticals, Inc 654,247
412,018 Zoetis, Inc 72,424,524
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,948,084,400
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .1%
290,155 * CBRE Group, Inc 22,243,282
565,667 * Compass, Inc 1,323,661
131,968 * Cushman & Wakefield plc 1,299,885
114,921 DigitalBridge Group, Inc 1,428,468
52,195 Douglas Elliman, Inc 166,502
52,530 e eXp World Holdings Inc 614,076
23,024 * Forestar Group, Inc 445,284
6,108 * FRP Holdings, Inc 354,264
32,582 * Howard Hughes Corp 2,520,869

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT—continued
44,481 * Jones Lang LaSalle, Inc $ 6,184,638
159,327 Kennedy-Wilson Holdings, Inc 2,673,507
20,898 Marcus & Millichap, Inc 657,660
137,987 Newmark Group, Inc 874,838
455,454 *,e Opendoor Technologies, Inc 628,527
22,322 Re/Max Holdings, Inc 431,038
95,865 * Realogy Holdings Corp 610,660
111,352 *,e Redfin Corp 829,572
11,719 RMR Group, Inc 278,326
28,691 St. Joe Co 1,179,200
23,298 * Tejon Ranch Co 402,589
44,172 * Zillow Group, Inc (Class A) 1,889,678
136,927 * Zillow Group, Inc (Class C) 5,961,802
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 52,998,326
RETAILING - 0 .0%
59,830 * Quotient Technology, Inc 168,721
TOTAL RETAILING 168,721
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5 .3%
37,003 * ACM Research, Inc 345,978
1,411,449 * Advanced Micro Devices, Inc 126,141,197
81,517 * Allegro MicroSystems, Inc 2,915,863
15,596 * Alpha & Omega Semiconductor Ltd 372,432
29,077 * Ambarella, Inc 1,802,192
121,537 Amkor Technology, Inc 2,718,783
445,743 Analog Devices, Inc 80,180,251
737,784 Applied Materials, Inc 83,391,725
15,755 *,e Atomera, Inc 124,464
24,034 * Axcelis Technologies, Inc 2,843,222
29,642 * AXT, Inc 79,144
346,393 Broadcom, Inc 217,015,214
17,022 * Ceva, Inc 427,763
47,822 * Cirrus Logic, Inc 4,102,649
34,925 * Cohu, Inc 1,181,862
76,663 * Credo Technology Group Holding Ltd 621,737
36,698 * Diodes, Inc 2,924,831
113,963 * Enphase Energy, Inc 18,712,725
128,417 Entegris, Inc 9,621,002
91,262 * First Solar, Inc 16,662,616
63,486 * Formfactor, Inc 1,733,803
68,979 *,e GLOBALFOUNDRIES, Inc 4,055,965
20,679 * Ichor Holdings Ltd 575,910
20,869 * Impinj, Inc 1,845,028
77,204 * indie Semiconductor, Inc 584,434
3,646,328 Intel Corp 113,254,948
121,770 KLA Corp 47,068,976
67,353 Kulicke & Soffa Industries, Inc 3,210,044
116,038 Lam Research Corp 60,813,195
111,267 * Lattice Semiconductor Corp 8,867,980
42,484 * MACOM Technology Solutions Holdings, Inc 2,478,517
745,659 Marvell Technology, Inc 29,438,617
86,600 * MaxLinear, Inc 2,089,658
467,986 Microchip Technology, Inc 34,158,298
951,945 Micron Technology, Inc 61,267,180
47,123 MKS Instruments, Inc 3,952,206
40,868 Monolithic Power Systems, Inc 18,879,790
53,174 * Nanometrics, Inc 4,306,030
2,073,922 NVIDIA Corp 575,492,616
374,785 * ON Semiconductor Corp 26,969,529
36,332 * PDF Solutions, Inc 1,309,769

Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
49,870 * Photronics, Inc $ 721,120
46,429 Power Integrations, Inc 3,379,103
84,782 * Qorvo, Inc 7,806,727
980,911 QUALCOMM, Inc 114,570,405
95,117 * Rambus, Inc 4,217,488
50,739 * Semtech Corp 988,903
28,202 * Silicon Laboratories, Inc 3,928,539
11,907 * SiTime Corp 1,291,552
3,754 * SkyWater Technology, Inc 33,936
146,579 Skyworks Solutions, Inc 15,522,716
35,747 * SMART Global Holdings, Inc 551,219
30,232 * Synaptics, Inc 2,677,346
137,274 Teradyne, Inc 12,544,098
793,920 Texas Instruments, Inc 132,743,424
31,853 * Ultra Clean Holdings 909,085
41,731 Universal Display Corp 5,569,419
37,057 * Veeco Instruments, Inc 682,590
104,946 *,e Wolfspeed, Inc 4,885,236
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,887,561,049
SOFTWARE & SERVICES - 10 .9%
78,314 * 8x8, Inc 224,761
60,250 A10 Networks, Inc 851,935
554,363 Accenture plc 155,382,405
97,431 * ACI Worldwide, Inc 2,467,927
76,196 Adeia, Inc 582,137
400,512 * Adobe, Inc 151,217,311
16,094 * Agilysys, Inc 1,255,976
141,710 * Akamai Technologies, Inc 11,615,969
39,936 * Alarm.com Holdings, Inc 1,904,548
20,413 * Alkami Technology, Inc 244,752
41,477 * Altair Engineering, Inc 2,863,987
48,158 * Alteryx, Inc 1,980,739
111,518 Amdocs Ltd 10,176,018
26,922 American Software, Inc (Class A) 321,449
43,168 * Amplitude, Inc 489,957
77,604 * Ansys, Inc 24,361,448
22,181 * Appfolio, Inc 3,096,911
29,215 * Appian Corp 1,097,023
175,167 *,e AppLovin Corp 2,977,839
67,566 * Asana, Inc 1,093,218
24,132 * Aspen Technology, Inc 4,271,364
125,780 * Atlassian Corp 18,572,675
191,846 * Autodesk, Inc 37,369,682
99,574 *,e AvePoint, Inc 432,151
156,725 Bentley Systems, Inc 6,670,216
34,963 * BigCommerce Holdings, Inc 258,377
84,331 * Bill.Com Holdings, Inc 6,477,464
133,455 * Black Knight, Inc 7,291,981
35,468 * Blackbaud, Inc 2,459,883
44,539 * Blackline, Inc 2,481,268
143,236 * Box, Inc 3,790,025
26,305 * Brightcove, Inc 108,903
51,516 *,e C3.ai, Inc 918,015
238,577 * Cadence Design Systems, Inc 49,969,953
152,913 * CCC Intelligent Solutions Holdings, Inc 1,327,285
54,338 *,e Cerberus Cyber Sentinel Corp 11,525
27,699 * Cerence Inc 707,709
122,132 * Ceridian HCM Holding, Inc 7,752,939
85,270 *,e Cleanspark, Inc 333,406
48,081 e Clear Secure, Inc 1,163,079

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
257,587 * Cloudflare, Inc $ 12,119,468
457,970 Cognizant Technology Solutions Corp (Class A) 27,345,389
37,055 * Commvault Systems, Inc 2,159,195
96,747 * Confluent, Inc 2,128,434
10,805 * Consensus Cloud Solutions, Inc 403,351
23,147 *,e Couchbase, Inc 355,538
185,545 * Crowdstrike Holdings, Inc 22,274,677
9,431 *,e CS Disco, Inc 55,454
64,534 * Cvent Holding Corp 542,731
224,960 * Datadog, Inc 15,157,805
9,840 *,e Digimarc Corp 167,674
86,742 * Digital Turbine, Inc 1,017,484
58,947 *,e DigitalOcean Holdings, Inc 1,859,188
170,997 * DocuSign, Inc 8,454,092
50,425 Dolby Laboratories, Inc (Class A) 4,220,068
20,233 * Domo, Inc 321,300
84,057 * DoubleVerify Holdings, Inc 2,472,957
231,906 * Dropbox, Inc 4,716,968
198,360 * DXC Technology Co 4,730,886
184,284 * Dynatrace, Inc 7,791,528
147,811 *,e E2open Parent Holdings, Inc 929,731
19,830 e Ebix, Inc 322,436
16,495 * eGain Corp 121,073
58,413 * Elastic NV 3,344,144
15,834 * Enfusion, Inc 132,689
28,742 * EngageSmart, Inc 493,500
42,067 * Envestnet, Inc 2,666,206
48,388 * EPAM Systems, Inc 13,666,707
27,606 * Everbridge, Inc 725,486
11,244 *,e EverCommerce, Inc 135,715
21,576 * Fair Isaac Corp 15,706,249
79,550 * Fastly, Inc 1,175,749
70,250 * Five9, Inc 4,555,010
63,577 *,e ForgeRock, Inc 1,273,447
570,284 * Fortinet, Inc 35,956,406
68,808 * Gartner, Inc 20,811,668
505,961 Gen Digital, Inc 8,940,331
32,779 * Globant S.A. 5,142,042
138,411 * GoDaddy, Inc 10,474,944
32,650 * Grid Dynamics Holdings, Inc 354,906
65,057 * Guidewire Software, Inc 4,956,693
18,845 Hackett Group, Inc 349,763
39,295 * HubSpot, Inc 16,541,230
23,979 * Informatica, Inc 370,715
8,387 *,e Instructure Holdings, Inc 222,507
7,364 * Intapp, Inc 296,916
24,224 e InterDigital, Inc 1,640,934
789,815 International Business Machines Corp 99,840,514
243,033 Intuit, Inc 107,894,500
51,838 * Jamf Holding Corp 980,775
1 * Kaleyra, Inc 2
168,348 * Kyndryl Holdings, Inc 2,434,312
216,540 *,e Latch, Inc 171,023
91,476 *,e Limelight Networks, Inc 60,466
48,520 * LiveRamp Holdings, Inc 1,168,847
56,829 * Manhattan Associates, Inc 9,415,429
219,966 *,e Marathon Digital Holdings, Inc 2,215,058
527,540 *,e Matterport, Inc 1,229,168
8,696 * MeridianLink, Inc 129,918
6,561,150 Microsoft Corp 2,015,978,949
10,947 *,e MicroStrategy, Inc (Class A) 3,594,776

Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
31,026 * Mitek Systems, Inc $ 279,855
25,985 * Model N, Inc 800,338
56,589 * MongoDB, Inc 13,579,096
52,627 * N-Able, Inc 670,994
43,703 * nCino OpCo, Inc 1,080,775
111,377 * NCR Corp 2,482,593
52,325 * New Relic, Inc 3,739,668
190,963 * Nutanix, Inc 4,579,293
133,403 * Okta, Inc 9,142,108
69,602 * Olo, Inc 476,774
19,455 * ON24, Inc 169,259
25,278 * OneSpan, Inc 372,598
1,344,524 Oracle Corp 127,353,313
65,121 * Pagerduty, Inc 1,957,537
1,596,445 * Palantir Technologies, Inc 12,372,449
262,970 * Palo Alto Networks, Inc 47,981,506
44,093 * Paycom Software, Inc 12,803,284
81,590 * Paycor HCM, Inc 1,917,365
37,253 * Paylocity Holding Corp 7,200,632
30,445 Pegasystems, Inc 1,388,901
26,540 * Perficient, Inc 1,722,977
39,914 * PowerSchool Holdings, Inc 833,404
54,566 * Procore Technologies, Inc 2,914,370
35,100 Progress Software Corp 1,926,288
29,988 * PROS Holdings, Inc 850,760
92,384 * PTC, Inc 11,620,983
40,058 * Q2 Holdings, Inc 986,228
33,850 * Qualys, Inc 3,823,019
46,399 * Rapid7, Inc 2,255,455
38,512 * Rimini Street, Inc 144,035
61,567 * RingCentral, Inc 1,696,787
143,278 *,e Riot Blockchain, Inc 1,713,605
94,408 Roper Technologies, Inc 42,934,870
842,363 * Salesforce, Inc 167,099,548
22,720 Sapiens International Corp NV 457,354
6,179 * SecureWorks Corp 56,044
169,774 * SentinelOne, Inc 2,728,268
178,463 * ServiceNow, Inc 81,989,471
6,623 * ShotSpotter, Inc 197,034
114,903 * Smartsheet, Inc 4,696,086
274,380 * Snowflake, Inc 40,630,190
26,865 * SolarWinds Corp 231,576
139,381 * Splunk, Inc 12,020,217
33,744 * Sprout Social, Inc 1,662,229
35,737 * SPS Commerce, Inc 5,264,060
24,209 * Squarespace, Inc 752,900
144,867 * Sumo Logic, Inc 1,738,404
94,370 * SVMK, Inc 886,134
135,125 * Synopsys, Inc 50,174,615
28,677 * Telos Corp 48,751
110,077 * Tenable Holdings, Inc 4,071,748
85,041 * Teradata Corp 3,291,937
7,399 *,e Tucows, Inc 165,664
66,554 * Turing Holding Corp 414,631
152,065 * Twilio, Inc 8,000,140
34,799 * Tyler Technologies, Inc 13,189,865
350,023 * UiPath, Inc 4,928,324
46,333 * Unisys Corp 148,729
199,130 *,e Unity Software, Inc 5,370,536
20,381 * Upland Software, Inc 74,798
79,702 * Varonis Systems, Inc 1,845,898

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
55,349 * Verint Systems, Inc $ 2,019,685
82,411 * VeriSign, Inc 18,278,760
15,891 * Veritone, Inc 75,641
8,056 * Viant Technology, Inc 35,608
190,456 * VMware, Inc (Class A) 23,812,714
50,935 * Wix.com Ltd 4,443,060
178,216 * Workday, Inc 33,173,126
36,779 * Workiva, Inc 3,435,894
30,478 * Xperi, Inc 289,236
82,017 * Yext, Inc 720,109
86,829 * Zeta Global Holdings Corp 843,110
224,197 * Zoom Video Communications, Inc 13,772,422
69,990 * Zscaler, Inc 6,306,099
82,293 * Zuora Inc 641,062
TOTAL SOFTWARE & SERVICES 3,885,042,127
TECHNOLOGY HARDWARE & EQUIPMENT - 8 .0%
13,541 *,e 908 Devices, Inc 91,537
83,498 ADTRAN Holdings, Inc 761,502
28,385 Advanced Energy Industries, Inc 2,455,303
78,929 *,e Aeva Technologies, Inc 78,290
31,826 *,e Akoustis Technologies, Inc 90,704
516,388 Amphenol Corp (Class A) 38,971,802
13,178,936 Apple, Inc 2,236,201,861
215,810 * Arista Networks, Inc 34,564,130
59,735 * Arlo Technologies, Inc 384,693
53,673 * Arrow Electronics, Inc 6,141,801
7,088 * Aviat Networks, Inc 232,557
26,535 * Avid Technology, Inc 783,048
71,228 Avnet, Inc 2,938,867
21,702 Badger Meter, Inc 2,871,826
32,324 Belden CDT, Inc 2,550,040
27,743 Benchmark Electronics, Inc 592,313
57,397 * Calix, Inc 2,623,043
7,291 * Cambium Networks Corp 110,386
117,018 CDW Corp 19,845,083
138,095 * Ciena Corp 6,357,894
3,595,852 Cisco Systems, Inc 169,904,007
7,427 *,e Clearfield, Inc 324,411
151,819 Cognex Corp 7,240,248
98,251 * Coherent Corp 3,354,289
267,509 * CommScope Holding Co, Inc 1,318,819
18,341 Comtech Telecommunications Corp 189,829
670,495 Corning, Inc 22,273,844
19,293 * Corsair Gaming, Inc 336,084
23,784 CTS Corp 932,571
227,949 Dell Technologies, Inc 9,913,502
23,627 * Digi International, Inc 712,590
12,279 * DZS, Inc 83,497
41,555 * Eastman Kodak Co 136,716
19,554 * ePlus, Inc 851,381
85,848 *,e Evolv Technologies Holdings, Inc 309,053
89,810 * Extreme Networks, Inc 1,596,822
50,023 * F5 Networks, Inc 6,721,090
35,610 * Fabrinet 3,381,170
14,036 * FARO Technologies, Inc 327,741
31,911 *,e Focus Universal, Inc 67,970
65,694 * Harmonic, Inc 925,628
1,132,379 Hewlett Packard Enterprise Co 16,215,667
862,187 HP, Inc 25,615,576
15,059 * Identiv, Inc 82,825

Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
130,507 *,e Infinera Corp $ 826,109
61,350 *,e Inseego Corp 36,933
33,536 * Insight Enterprises, Inc 4,056,179
91,988 *,e IonQ, Inc 506,854
27,126 * IPG Photonics Corp 3,118,948
32,976 * Itron, Inc 1,760,918
109,954 Jabil Inc 8,592,905
278,626 Juniper Networks, Inc 8,400,574
161,119 * Keysight Technologies, Inc 23,304,252
14,309 * Kimball Electronics, Inc 288,040
61,140 * Knowles Corp 1,032,043
86,567 *,e Lightwave Logic, Inc 389,552
22,984 Littelfuse, Inc 5,567,644
55,921 * Lumentum Holdings, Inc 2,698,188
28,648 Methode Electronics, Inc 1,174,282
128,338 *,e Microvision, Inc 256,676
105,790 * Mirion Technologies, Inc 856,899
145,653 Motorola Solutions, Inc 42,443,284
18,242 * Napco Security Technologies, Inc 565,502
124,803 National Instruments Corp 7,267,279
189,063 NetApp, Inc 11,890,172
23,717 * Netgear, Inc 335,121
52,942 * Netscout Systems, Inc 1,440,552
31,027 * nLight, Inc 272,107
28,759 * Novanta, Inc 4,395,526
12,545 * OSI Systems, Inc 1,417,083
32,145 *,e Ouster, Inc 113,792
17,347 *,e PAR Technology Corp 530,645
8,785 PC Connection, Inc 353,772
21,803 * Plexus Corp 1,907,108
252,114 * Pure Storage, Inc 5,755,763
56,145 * Ribbon Communications, Inc 143,731
15,589 * Rogers Corp 2,509,050
46,609 * Sanmina Corp 2,435,786
19,158 * Scansource, Inc 523,971
92,045 *,e SmartRent, Inc 237,476
42,851 * Super Micro Computer, Inc 4,517,781
43,562 SYNNEX Corp 3,878,760
40,888 * Teledyne Technologies, Inc 16,943,987
209,744 * Trimble Inc 9,878,942
74,357 * TTM Technologies, Inc 878,156
10,648 * Turtle Beach Corp 115,744
5,384 e Ubiquiti, Inc 1,252,049
84,303 * Viasat, Inc 2,953,134
187,869 * Viavi Solutions, Inc 1,683,306
109,481 Vishay Intertechnology, Inc 2,330,851
9,120 * Vishay Precision Group, Inc 342,365
125,877 Vontier Corp 3,415,043
269,993 * Western Digital Corp 9,298,559
99,358 Xerox Holdings Corp 1,556,940
44,239 * Zebra Technologies Corp (Class A) 12,742,159
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,850,654,502
TELECOMMUNICATION SERVICES - 1 .0%
8,133 * Anterix, Inc 256,840
6,267,066 AT&T, Inc 110,739,056
5,649 ATN International, Inc 204,325
32,094 * Bandwidth Inc 390,584
82,970 *,e Charge Enterprises, Inc 87,948
49,425 Cogent Communications Group, Inc 3,412,302
68,536 * Consolidated Communications Holdings, Inc 265,234

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TELECOMMUNICATION SERVICES—continued
35,853 * EchoStar Corp (Class A) $ 612,011
226,561 * Frontier Communications Parent, Inc 5,106,685
522,135 * Globalstar, Inc 473,054
43,200 * Gogo, Inc 579,312
14,644 * IDT Corp (Class B) 486,327
117,006 Iridium Communications, Inc 7,426,371
26,275 * Liberty Latin America Ltd (Class A) 233,059
114,989 * Liberty Latin America Ltd (Class C) 1,021,103
862,019 Lumen Technologies, Inc 2,042,985
22,121 * Ooma, Inc 272,088
57,917 * Radius Global Infrastructure, Inc 850,801
37,330 Shenandoah Telecom Co 776,837
88,529 Telephone & Data Systems, Inc 885,290
515,682 * T-Mobile US, Inc 74,206,640
19,775 * US Cellular Corp 420,021
3,682,855 Verizon Communications, Inc 143,005,260
TOTAL TELECOMMUNICATION SERVICES 353,754,133
TRANSPORTATION - 1 .7%
43,466 * Air Transport Services Group, Inc 882,794
114,348 * Alaska Air Group, Inc 4,969,564
23,051 * Allegiant Travel Co 2,395,229
70,242 AMERCO 3,800,092
7,165 e Amerco, Inc 437,495
554,601 * American Airlines Group, Inc 7,564,758
19,290 ArcBest Corp 1,820,976
21,306 * Avis Budget Group, Inc 3,764,131
55,909 *,e Blade Air Mobility, Inc 146,482
97,913 CH Robinson Worldwide, Inc 9,876,484
23,463 Copa Holdings S.A. (Class A) 2,119,178
46,970 Costamare, Inc 424,139
14,890 Covenant Transportation Group, Inc 586,517
1,858,846 CSX Corp 56,955,041
34,199 * Daseke, Inc 279,748
561,695 * Delta Air Lines, Inc 19,271,755
25,384 e Eagle Bulk Shipping, Inc 1,135,173
144,354 Expeditors International of Washington, Inc 16,433,259
204,120 FedEx Corp 46,494,454
23,219 Forward Air Corp 2,449,837
26,026 * Frontier Group Holdings, Inc 246,987
22,919 Genco Shipping & Trading Ltd 353,182
94,540 Golden Ocean Group Ltd 865,041
91,610 * GXO Logistics, Inc 4,867,239
43,574 * Hawaiian Holdings, Inc 362,971
37,475 Heartland Express, Inc 542,638
194,604 * Hertz Global Holdings, Inc 3,245,995
37,107 * Hub Group, Inc (Class A) 2,797,868
70,991 JB Hunt Transport Services, Inc 12,444,012
286,531 * JetBlue Airways Corp 2,045,831
194,044 *,e Joby Aviation, Inc 840,211
43,977 * Kirby Corp 3,159,308
139,041 Knight-Swift Transportation Holdings, Inc 7,830,789
29,754 Landstar System, Inc 5,237,597
320,112 * Lyft, Inc (Class A) 3,281,148
46,584 Marten Transport Ltd 940,531
32,216 Matson, Inc 2,191,655
199,700 Norfolk Southern Corp 40,545,091
87,026 Old Dominion Freight Line 27,882,260
5,088 * PAM Transportation Services, Inc 114,226
25,749 * Radiant Logistics, Inc 169,943
79,951 * RXO, Inc 1,446,314

Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
50,500 Ryder System, Inc $ 3,997,580
34,465 e Safe Bulkers, Inc 126,142
22,323 * Saia, Inc 6,647,120
55,591 Schneider National, Inc 1,454,816
37,614 * Skywest, Inc 1,064,476
499,086 Southwest Airlines Co 15,117,315
133,598 Spirit Airlines, Inc 2,284,526
23,522 * Sun Country Airlines Holdings, Inc 464,089
197,676 *,e TuSimple Holdings, Inc 239,188
1,691,145 * Uber Technologies, Inc 52,510,052
537,848 Union Pacific Corp 105,256,854
279,728 * United Airlines Holdings Inc 12,252,086
643,756 United Parcel Service, Inc (Class B) 115,753,766
7,105 Universal Logistics Holdings Inc 181,888
46,797 Werner Enterprises, Inc 2,113,821
79,951 * XPO Logistics, Inc 3,532,235
TOTAL TRANSPORTATION 626,213,897
UTILITIES - 2 .8%
574,379 AES Corp 13,589,807
48,944 Allete, Inc 3,053,127
210,876 Alliant Energy Corp 11,627,703
222,235 *,e Altus Power, Inc 1,008,947
216,553 Ameren Corp 19,266,720
441,500 American Electric Power Co, Inc 40,803,430
38,997 American States Water Co 3,460,984
168,424 American Water Works Co, Inc 24,968,858
4,173 Artesian Resources Corp 228,597
125,970 Atmos Energy Corp 14,378,216
67,426 e Avangrid, Inc 2,714,571
75,721 Avista Corp 3,337,024
63,248 Black Hills Corp 4,129,462
85,191 Brookfield Infrastructure Corp 3,629,137
134,093 Brookfield Renewable Corp 4,480,047
56,549 California Water Service Group 3,171,268
521,719 Centerpoint Energy, Inc 15,896,778
22,717 Chesapeake Utilities Corp 2,805,549
25,714 Clearway Energy, Inc (Class A) 745,192
85,770 Clearway Energy, Inc (Class C) 2,604,835
241,570 CMS Energy Corp 15,040,148
313,511 Consolidated Edison, Inc 30,871,428
288,755 Constellation Energy Corp 22,349,637
726,927 Dominion Energy, Inc 41,536,609
168,638 DTE Energy Co 18,956,598
672,458 Duke Energy Corp 66,492,647
326,308 Edison International 24,016,269
169,419 Entergy Corp 18,226,096
196,369 Essential Utilities Inc 8,384,956
187,796 Evergy, Inc 11,664,010
294,143 Eversource Energy 22,828,438
854,861 Exelon Corp 36,280,301
469,514 FirstEnergy Corp 18,686,657
5,833 Global Water Resources, Inc 63,988
96,783 Hawaiian Electric Industries, Inc 3,794,861
43,356 Idacorp, Inc 4,817,719
43,887 MGE Energy, Inc 3,362,183
13,108 Middlesex Water Co 956,622
49,852 * Montauk Renewables, Inc 331,516
94,260 National Fuel Gas Co 5,269,134
78,003 New Jersey Resources Corp 4,028,075
1,742,149 NextEra Energy, Inc 133,500,878

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
316,374 NiSource, Inc $ 9,004,004
43,547 Northwest Natural Holding Co 2,044,967
58,124 NorthWestern Corp 3,407,229
207,642 NRG Energy, Inc 7,095,127
193,006 OGE Energy Corp 7,245,445
41,420 ONE Gas, Inc 3,187,269
43,542 Ormat Technologies, Inc 3,736,339
34,114 e Otter Tail Corp 2,454,502
1,437,259 * PG&E Corp 24,591,501
99,417 Pinnacle West Capital Corp 7,800,258
74,460 PNM Resources, Inc 3,583,760
86,822 Portland General Electric Co 4,394,930
645,366 PPL Corp 18,534,911
427,457 Public Service Enterprise Group, Inc 27,015,282
16,040 * Pure Cycle Corp 158,315
280,000 Sempra Energy 43,537,200
22,884 SJW Corp 1,737,353
959,168 Southern Co 70,546,806
66,919 Southwest Gas Holdings Inc 3,747,464
54,030 Spire, Inc 3,659,452
75,509 *,e Sunnova Energy International, Inc 1,356,142
167,494 UGI Corp 5,674,697
17,356 Unitil Corp 964,820
1,471 Via Renewables, Inc 15,225
332,098 Vistra Energy Corp 7,923,858
270,124 WEC Energy Group, Inc 25,977,825
468,394 Xcel Energy, Inc 32,745,424
11,573 York Water Co 486,529
TOTAL UTILITIES 989,985,656
TOTAL COMMON STOCKS 35,529,566,082
(Cost $20,201,767,269)
EXP
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
27,694 † Chinook Therapeutics, Inc 0
4,598 † Tobira Therapeutics, Inc 276
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 276
TOTAL RIGHTS/WARRANTS 276
(Cost $276)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.8%
GOVERNMENT AGENCY DEBT - 0 .2%
$ 9,460,000 Federal Home Loan Bank (FHLB) 0 .000% 05/03/23 9,457,612
7,500,000 FHLB 0 .000 05/10/23 7,491,291
8,000,000 FHLB 0 .000 05/17/23 7,983,856
6,350,000 FHLB 0 .000 06/02/23 6,323,270
5,000,000 FHLB 0 .000 06/12/23 4,972,394
8,000,000 FHLB 0 .000 07/24/23 7,910,496
5,000,000 FHLB 0 .000 08/11/23 4,932,421
10,000,000 FHLB 0 .000 08/23/23 9,849,062
10,000,000 FHLB 0 .000 09/15/23 9,817,997

Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
GOVERNMENT AGENCY DEBT—continued
$ 6,250,000 FHLB 0 .000% 07/17/23 $ 6,185,872
TOTAL GOVERNMENT AGENCY DEBT 74,924,271
REPURCHASE AGREEMENT - 0 .2%
83,650,000 r Fixed Income Clearing Corp (FICC) 4 .800 05/01/23 83,650,000
TOTAL REPURCHASE AGREEMENT 83,650,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .4%
129,018,000 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .840 129,018,000
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 129,018,000
TOTAL SHORT-TERM INVESTMENTS 287,592,271
(Cost $287,576,598)
TOTAL INVESTMENTS - 100.2% 35,817,158,629
(Cost $20,489,344,143)
OTHER ASSETS & LIABILITIES, NET - (0.2)% (71,450,478)
NET ASSETS - 100.0% $ 35,745,708,151
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $177,046,958.
r Agreement with Fixed Income Clearing Corp (FICC), 4.800% dated 4/28/23 to be repurchased at $83,650,000 on 5/1/23, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 4/15/25, valued at $85,323,080.
Futures contracts outstanding as of April 30, 2023 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 895 06/16/23  $ 185,720,512 $ 187,435,375 $ 1,714,863

Portfolios of Investments
(Unaudited)
Large-Cap Growth Index Fund April 30, 2023
65
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 100.0%
AUTOMOBILES & COMPONENTS - 2 .2%
35,020 * Aptiv plc $ 3,602,157
253,139 *,e Lucid Group, Inc 2,009,924
1,292,010 * Tesla, Inc 212,290,163
TOTAL AUTOMOBILES & COMPONENTS 217,902,244
BANKS - 0 .0%
1,447 First Citizens Bancshares, Inc (Class A) 1,457,390
31,519 Western Alliance Bancorp 1,169,985
TOTAL BANKS 2,627,375
CAPITAL GOODS - 4 .0%
14,866 A.O. Smith Corp 1,015,199
30,259 Advanced Drainage Systems, Inc 2,593,801
4,150 Aecom Technology Corp 344,658
4,392 AGCO Corp 544,344
34,452 Allegion plc 3,806,257
32,628 Allison Transmission Holdings, Inc 1,591,920
13,369 Armstrong World Industries, Inc 917,916
26,862 * Axon Enterprise, Inc 5,660,092
85,586 * Boeing Co 17,697,473
17,346 BWX Technologies, Inc 1,120,205
21,481 Carlisle Cos, Inc 4,636,674
226,815 Caterpillar, Inc 49,627,122
122,819 *,e ChargePoint Holdings, Inc 1,064,841
12,277 *,e Core & Main, Inc 319,939
136,299 Deere & Co 51,523,748
10,358 Donaldson Co, Inc 658,251
90,824 Emerson Electric Co 7,562,006
284,768 Fastenal Co 15,331,909
21,685 Fortune Brands Home & Security, Inc 1,402,803
30,346 * Generac Holdings, Inc 3,101,968
29,504 General Electric Co 2,920,011
58,161 Graco, Inc 4,611,586
20,261 HEICO Corp 3,416,815
36,709 HEICO Corp (Class A) 4,927,449
98,510 Honeywell International, Inc 19,686,238
20,644 Howmet Aerospace, Inc 914,323
3,801 Huntington Ingalls 766,510
6,503 IDEX Corp 1,341,699
137,595 Illinois Tool Works, Inc 33,289,734
27,805 Lincoln Electric Holdings, Inc 4,665,679
114,265 Lockheed Martin Corp 53,070,379
5,914 Masco Corp 316,458
21,685 * Masterbrand, Inc 174,998
1,807 * Middleby Corp 254,570
7,579 Nordson Corp 1,639,414
8,243 Northrop Grumman Corp 3,802,249
24,828 Otis Worldwide Corp 2,117,828
13,972 Parker-Hannifin Corp 4,539,223
128,242 *,e Plug Power, Inc 1,158,025
38,597 Quanta Services, Inc 6,547,595
39,050 Rockwell Automation, Inc 11,067,161
13,268 * SiteOne Landscape Supply, Inc 1,960,214
48,487 Spirit Aerosystems Holdings, Inc (Class A) 1,442,973
51,770 Toro Co 5,397,540
65,763 Trane Technologies plc 12,219,423
9,774 TransDigm Group, Inc 7,477,110
54,628 * Trex Co, Inc 2,985,966
15,905 United Rentals, Inc 5,743,455

Large-Cap Growth Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
1,479 Valmont Industries, Inc $ 429,738
23,058 Vertiv Holdings Co 344,025
22,512 W.W. Grainger, Inc 15,658,672
8,378 Watsco, Inc 2,901,972
12,939 WESCO International, Inc 1,863,216
55,467 * WillScot Mobile Mini Holdings Corp 2,518,202
12,072 Xylem, Inc 1,253,556
TOTAL CAPITAL GOODS 393,945,132
COMMERCIAL & PROFESSIONAL SERVICES - 1 .9%
191,871 Automatic Data Processing, Inc 42,211,620
64,637 Booz Allen Hamilton Holding Co 6,187,054
52,097 Broadridge Financial Solutions, Inc 7,575,425
40,358 Cintas Corp 18,393,966
215,033 * Copart, Inc 16,998,359
30,148 * CoStar Group, Inc 2,319,889
30,110 Equifax, Inc 6,274,322
6,853 * FTI Consulting, Inc 1,236,966
45,740 Genpact Ltd 2,037,717
43,186 KBR, Inc 2,449,942
7,062 MSA Safety, Inc 916,294
161,063 Paychex, Inc 17,694,381
8,353 Republic Services, Inc 1,208,011
31,281 Ritchie Bros Auctioneers, Inc 1,788,960
47,820 Robert Half International, Inc 3,490,860
103,258 Rollins, Inc 4,362,650
10,532 Tetra Tech, Inc 1,457,313
70,983 TransUnion 4,884,340
76,869 Verisk Analytics, Inc 14,921,042
192,422 Waste Management, Inc 31,951,673
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 188,360,784
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 7 .8%
1,689 Advance Auto Parts, Inc 212,020
4,443,377 * Amazon.com, Inc 468,554,105
8,512 * AutoZone, Inc 22,670,095
31,879 Best Buy Co, Inc 2,375,623
30,216 * Burlington Stores, Inc 5,825,947
8,715 * CarMax, Inc 610,311
35,039 eBay, Inc 1,626,861
61,823 * Etsy, Inc 6,245,978
26,570 * Five Below, Inc 5,243,855
51,288 * Floor & Decor Holdings, Inc 5,094,950
5,456 Genuine Parts Co 918,299
295,818 Home Depot, Inc 88,905,142
78,200 * Leslie's, Inc 848,470
262,383 Lowe's Companies, Inc 54,531,059
46,861 Nordstrom, Inc 724,471
1,535 * Ollie's Bargain Outlet Holdings, Inc 100,159
12,765 * O'Reilly Automotive, Inc 11,709,462
19,086 Pool Corp 6,705,294
3,902 * RH 995,517
71,459 Ross Stores, Inc 7,626,819
580,936 TJX Companies, Inc 45,789,376
55,483 Tractor Supply Co 13,227,147
25,482 * Ulta Beauty, Inc 14,051,539
29,679 * Victoria's Secret & Co 920,346
23,104 *,e Wayfair, Inc 804,712
26,860 Williams-Sonoma, Inc 3,251,134
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 769,568,691

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL - 1 .3%
6,261 Brunswick Corp $ 530,870
11,482 * Deckers Outdoor Corp 5,503,782
82,035 DR Horton, Inc 9,009,084
55,931 * Lululemon Athletica, Inc 21,249,865
79,573 * Mattel, Inc 1,432,314
601,532 Nike, Inc (Class B) 76,226,135
1,081 * NVR, Inc 6,313,040
20,769 Polaris Inc 2,256,552
45,212 Pulte Homes, Inc 3,035,986
12,185 * Skechers U.S.A., Inc (Class A) 648,120
13,513 Tapestry, Inc 551,465
28,012 Toll Brothers, Inc 1,790,247
13,333 * TopBuild Corp 3,006,325
42,112 * YETI Holdings, Inc 1,661,318
TOTAL CONSUMER DURABLES & APPAREL 133,215,103
CONSUMER SERVICES - 2 .5%
186,168 * Airbnb, Inc 22,278,725
19,407 * Booking Holdings, Inc 52,133,218
8,012 * Bright Horizons Family Solutions 609,873
68,488 * Caesars Entertainment, Inc 3,101,822
13,874 * Chipotle Mexican Grill, Inc (Class A) 28,686,160
16,614 Choice Hotels International, Inc 2,118,617
18,170 Churchill Downs, Inc 5,315,270
43,403 Darden Restaurants, Inc 6,594,218
12,950 Domino's Pizza, Inc 4,111,236
109,551 * DoorDash, Inc 6,703,426
182,246 * DraftKings, Inc 3,993,010
74,554 * Expedia Group, Inc 7,005,094
58,095 H&R Block, Inc 1,970,001
94,707 Hilton Worldwide Holdings, Inc 13,639,702
63,869 * Las Vegas Sands Corp 4,078,036
131,654 Marriott International, Inc (Class A) 22,294,288
89,199 McDonald's Corp 26,380,604
28,510 *,e Mister Car Wash, Inc 251,458
15,574 * Norwegian Cruise Line Holdings Ltd 207,913
30,557 * Planet Fitness, Inc 2,540,509
18,202 * Six Flags Entertainment Corp 441,763
205,701 Starbucks Corp 23,509,567
29,475 Travel & Leisure Co 1,128,008
19,434 Vail Resorts, Inc 4,674,266
81,227 Wendy's 1,795,117
31,697 Wyndham Hotels & Resorts, Inc 2,162,369
6,451 * Wynn Resorts Ltd 737,220
15,484 Yum! Brands, Inc 2,176,741
TOTAL CONSUMER SERVICES 250,638,231
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .9%
40,656 * BJ's Wholesale Club Holdings, Inc 3,104,899
221,553 Costco Wholesale Corp 111,489,901
113,398 Dollar General Corp 25,113,121
33,299 * Dollar Tree, Inc 5,118,389
3,138 * Grocery Outlet Holding Corp 93,449
22,549 * Performance Food Group Co 1,413,597
253,055 SYSCO Corp 19,419,441
127,427 Target Corp 20,101,609
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 185,854,406
ENERGY - 1 .4%
91,357 * Antero Resources Corp 2,100,297
60,732 Cabot Oil & Gas Corp 1,554,739

Large-Cap Growth Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
71,307 Cheniere Energy, Inc $ 10,909,971
156,492 Devon Energy Corp 8,361,368
51,169 Diamondback Energy, Inc 7,276,232
15,669 e Enviva, Inc 336,883
212,239 EOG Resources, Inc 25,356,193
206,336 Halliburton Co 6,757,504
110,939 Hess Corp 16,092,811
27,295 e New Fortress Energy, Inc 826,766
328,991 Occidental Petroleum Corp 20,242,816
24,158 ONEOK, Inc 1,580,175
90,408 Ovintiv, Inc 3,261,921
20,732 PDC Energy, Inc 1,348,617
65,711 Pioneer Natural Resources Co 14,295,428
83,355 Range Resources Corp 2,204,740
42,029 * Southwestern Energy Co 218,131
114,068 Targa Resources Investments, Inc 8,615,556
2,936 Texas Pacific Land Corp 4,338,380
TOTAL ENERGY 135,678,528
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .4%
178,682 American Tower Corp 36,520,814
6,216 Apartment Income REIT Corp 229,868
4,202 Camden Property Trust 462,430
216,646 Crown Castle International Corp 26,666,956
34,815 Equinix, Inc 25,208,845
55,263 Equity Lifestyle Properties, Inc 3,807,621
7,822 Extra Space Storage, Inc 1,189,257
106,435 Iron Mountain, Inc 5,879,469
40,143 Lamar Advertising Co 4,242,312
62,231 Public Storage, Inc 18,347,566
11,693 SBA Communications Corp 3,050,587
79,378 Simon Property Group, Inc 8,995,115
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 134,600,840
FINANCIAL SERVICES - 5 .7%
18,906 American Express Co 3,050,294
33,451 Ameriprise Financial, Inc 10,206,569
183,815 Apollo Global Management, Inc 11,652,033
78,819 Ares Management Corp 6,903,756
356,056 Blackstone, Inc 31,806,482
210,153 Blue Owl Capital, Inc 2,366,323
424,756 Charles Schwab Corp 22,189,253
379 * Credit Acceptance Corp 185,520
18,320 * Euronet Worldwide, Inc 2,028,757
19,290 Factset Research Systems, Inc 7,941,500
26,535 * Fiserv, Inc 3,240,454
35,936 * FleetCor Technologies, Inc 7,687,429
64,570 e iShares Russell 1000 Growth Index Fund 15,937,813
35,797 Jack Henry & Associates, Inc 5,847,082
40,076 LPL Financial Holdings, Inc 8,369,472
18,484 MarketAxess Holdings, Inc 5,884,751
425,526 Mastercard, Inc (Class A) 161,712,646
75,065 Moody's Corp 23,504,353
11,203 Morningstar, Inc 1,997,607
29,347 MSCI, Inc (Class A) 14,158,460
173,161 * PayPal Holdings, Inc 13,160,236
7,515 Raymond James Financial, Inc 680,333
31,816 *,e Rocket Cos, Inc 283,481
24,993 *,e Shift4 Payments, Inc 1,693,776
122,508 * Toast, Inc 2,229,646
32,725 Tradeweb Markets, Inc 2,304,167

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
6,710 *,e Upstart Holdings, Inc $ 93,269
3,928 e UWM Holdings Corp 23,568
812,901 Visa, Inc (Class A) 189,186,450
69,337 Western Union Co 757,853
16,219 * WEX, Inc 2,876,440
TOTAL FINANCIAL SERVICES 559,959,773
FOOD, BEVERAGE & TOBACCO - 2 .7%
4,430 * Boston Beer Co, Inc (Class A) 1,406,569
12,064 Brown-Forman Corp (Class A) 794,776
53,552 Brown-Forman Corp (Class B) 3,485,700
1,465,464 Coca-Cola Co 94,009,516
5,514 * Darling International, Inc 328,469
12,224 * Freshpet, Inc 843,089
62,467 Hershey Co 17,057,239
68,590 Kellogg Co 4,785,524
71,185 Lamb Weston Holdings, Inc 7,959,195
339,468 * Monster Beverage Corp 19,010,208
584,698 PepsiCo, Inc 111,613,001
14,790 * Pilgrim's Pride Corp 337,360
TOTAL FOOD, BEVERAGE & TOBACCO 261,630,646
HEALTH CARE EQUIPMENT & SERVICES - 5 .3%
111,831 Abbott Laboratories 12,353,970
86,563 *,e agilon health, Inc 2,100,884
29,023 * Align Technology, Inc 9,441,182
81,602 AmerisourceBergen Corp 13,615,294
37,768 Baxter International, Inc 1,800,778
29,813 * Certara, Inc 720,580
2,582 Chemed Corp 1,423,327
24,109 Cigna Corp 6,106,569
25,500 * DaVita, Inc 2,304,180
9,211 * Definitive Healthcare Corp 98,558
192,847 * Dexcom, Inc 23,400,055
29,203 * Doximity, Inc 1,073,210
308,721 * Edwards Lifesciences Corp 27,161,273
36,577 Elevance Health, Inc 17,141,811
9,834 * GE HealthCare Technologies, Inc 799,897
1,873 * Globus Medical, Inc 108,896
48,419 * Guardant Health, Inc 1,092,333
6,604 HCA Healthcare, Inc 1,897,527
44,379 Humana, Inc 23,542,616
1,841 * ICU Medical, Inc 348,207
41,080 * IDEXX Laboratories, Inc 20,217,933
34,289 * Insulet Corp 10,905,273
162,762 * Intuitive Surgical, Inc 49,027,170
18,048 * Masimo Corp 3,413,599
13,415 McKesson Corp 4,886,280
21,799 * Molina Healthcare, Inc 6,493,704
51,594 * Novocure Ltd 3,400,045
17,466 * Penumbra, Inc 4,962,440
72,627 Resmed, Inc 17,500,202
93,900 Stryker Corp 28,137,135
30,775 * Tandem Diabetes Care, Inc 1,218,074
14,158 * Teladoc, Inc 375,612
425,841 UnitedHealth Group, Inc 209,552,098
69,250 * Veeva Systems, Inc 12,401,290
TOTAL HEALTH CARE EQUIPMENT & SERVICES 519,022,002
HOUSEHOLD & PERSONAL PRODUCTS - 1 .6%
55,335 Church & Dwight Co, Inc 5,374,135

Large-Cap Growth Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
50,019 Clorox Co $ 8,284,147
257,434 Colgate-Palmolive Co 20,543,233
114,840 Estee Lauder Cos (Class A) 28,333,325
98,484 Kimberly-Clark Corp 14,269,347
59,755 * Olaplex Holdings, Inc 221,094
503,035 Procter & Gamble Co 78,664,613
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 155,689,894
INSURANCE - 1 .3%
95,990 Aon plc 31,214,028
60,159 * Arch Capital Group Ltd 4,516,136
11,821 Arthur J. Gallagher & Co 2,459,477
1,602 Assurant, Inc 197,254
10,258 Brown & Brown, Inc 660,513
9,152 Erie Indemnity Co (Class A) 1,989,004
5,693 Everest Re Group Ltd 2,151,954
18,557 Lincoln National Corp 403,244
1,470 * Markel Corp 2,011,739
220,582 Marsh & McLennan Cos, Inc 39,746,671
253,466 Progressive Corp 34,572,763
11,164 RenaissanceRe Holdings Ltd 2,404,837
44,507 * Ryan Specialty Group Holdings, Inc 1,818,556
TOTAL INSURANCE 124,146,176
MATERIALS - 1 .3%
29,111 Albemarle Corp 5,398,926
23,453 Ardagh Metal Packaging S.A. 95,688
25,142 Avery Dennison Corp 4,386,776
29,160 * Axalta Coating Systems Ltd 920,581
60,053 Ball Corp 3,193,619
30,295 Berry Global Group, Inc 1,751,354
96,724 CF Industries Holdings, Inc 6,923,504
45,190 Chemours Co 1,313,673
50,556 Crown Holdings, Inc 4,336,694
14,477 Eagle Materials, Inc 2,145,636
109,935 Ecolab, Inc 18,451,490
20,717 FMC Corp 2,560,207
95,463 *,e Ginkgo Bioworks Holdings, Inc 116,465
113,341 Graphic Packaging Holding Co 2,794,989
52,027 Linde plc 19,221,375
3,356 Louisiana-Pacific Corp 200,488
2,639 Martin Marietta Materials, Inc 958,485
21,393 Mosaic Co 916,690
43,613 * MP Materials Corp 945,094
63,456 PPG Industries, Inc 8,900,339
2,043 Royal Gold, Inc 270,575
3,145 RPM International, Inc 257,984
5,933 Scotts Miracle-Gro Co (Class A) 396,384
70,081 Sealed Air Corp 3,363,187
120,093 Sherwin-Williams Co 28,526,891
27,914 Southern Copper Corp 2,144,633
93,560 Valvoline, Inc 3,232,498
32,487 Vulcan Materials Co 5,689,123
TOTAL MATERIALS 129,413,348
MEDIA & ENTERTAINMENT - 7 .3%
2,616,399 * Alphabet, Inc (Class A) 280,844,269
2,275,314 * Alphabet, Inc (Class C) 246,234,481
1,757 Cable One, Inc 1,332,526
53,264 * Charter Communications, Inc 19,638,437
8,203 Electronic Arts, Inc 1,044,078

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
4,650 Liberty Broadband Corp (Class A) $ 393,064
28,835 * Liberty Broadband Corp (Class C) 2,444,631
10,821 * Liberty Media Group (Class C) 781,168
10,036 * Liberty SiriusXM Group (Class A) 282,012
20,659 * Liberty SiriusXM Group (Class C) 577,212
37,047 * Live Nation, Inc 2,511,046
4,666 Madison Square Garden Co 935,533
132,312 * Match Group, Inc 4,882,313
236,531 * Meta Platforms, Inc 56,843,130
98,826 * Netflix, Inc 32,605,662
1,561 Nexstar Media Group Inc 270,755
58,273 * Pinterest, Inc 1,340,279
51,055 * Playtika Holding Corp 510,550
226,167 * ROBLOX Corp 8,051,545
19,074 * Roku, Inc 1,072,150
70,707 * Spotify Technology S.A. 9,446,455
68,978 * Take-Two Interactive Software, Inc 8,573,276
218,694 * Trade Desk, Inc 14,070,772
4,015 * TripAdvisor, Inc 71,186
60,783 * Walt Disney Co 6,230,257
867,057 * Warner Bros Discovery, Inc 11,800,646
21,410 World Wrestling Entertainment, Inc (Class A) 2,294,510
135,440 * ZoomInfo Technologies, Inc 2,967,490
TOTAL MEDIA & ENTERTAINMENT 718,049,433
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6 .7%
40,848 * 10X Genomics, Inc 2,141,661
883,830 AbbVie, Inc 133,564,390
132,492 Agilent Technologies, Inc 17,943,392
61,207 * Alnylam Pharmaceuticals, Inc 12,192,434
224,401 Amgen, Inc 53,797,896
280,569 * Avantor, Inc 5,465,484
77,205 Bio-Techne Corp 6,167,135
52,368 Bruker BioSciences Corp 4,143,880
27,137 * Catalent, Inc 1,360,106
23,418 * Charles River Laboratories International, Inc 4,452,230
22,353 Danaher Corp 5,295,649
343,030 Eli Lilly & Co 135,791,856
15,228 * Exact Sciences Corp 975,658
135,915 * Exelixis, Inc 2,487,245
101,295 * Horizon Therapeutics Plc 11,259,952
77,870 * Incyte Corp 5,794,307
64,187 * Ionis Pharmaceuticals, Inc 2,270,294
92,876 * IQVIA Holdings, Inc 17,482,050
53,441 * Maravai LifeSciences Holdings, Inc 736,951
530,284 Merck & Co, Inc 61,231,894
11,058 * Mettler-Toledo International, Inc 16,493,007
9,921 * Moderna, Inc 1,318,402
46,381 * Natera, Inc 2,352,444
48,690 * Neurocrine Biosciences, Inc 4,919,638
43,207 *,e Novavax, Inc 331,398
7,519 * Regeneron Pharmaceuticals, Inc 6,028,659
19,753 * Repligen Corp 2,995,147
42,667 * Sarepta Therapeutics, Inc 5,238,228
67,951 * Seagen, Inc 13,590,200
49,243 * Sotera Health Co 825,805
9,090 * Syneos Health, Inc 356,873
23,636 Thermo Fisher Scientific, Inc 13,115,616
27,743 * Ultragenyx Pharmaceutical, Inc 1,211,537
120,774 * Vertex Pharmaceuticals, Inc 41,151,325
29,106 * Waters Corp 8,742,278

Large-Cap Growth Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
36,981 West Pharmaceutical Services, Inc $ 13,359,016
236,330 Zoetis, Inc 41,542,087
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 658,126,124
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .1%
77,422 * CBRE Group, Inc 5,935,170
71,434 *,e Opendoor Technologies, Inc 98,579
1,694 * Zillow Group, Inc (Class A) 72,469
4,792 * Zillow Group, Inc (Class C) 208,644
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 6,314,862
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8 .3%
634,732 * Advanced Micro Devices, Inc 56,725,999
32,830 * Allegro MicroSystems, Inc 1,174,329
50,842 Analog Devices, Inc 9,145,459
419,803 Applied Materials, Inc 47,450,333
197,547 Broadcom, Inc 123,763,196
65,426 * Enphase Energy, Inc 10,742,949
76,023 Entegris, Inc 5,695,643
7,628 *,e GLOBALFOUNDRIES, Inc 448,526
68,712 KLA Corp 26,559,937
67,643 Lam Research Corp 35,450,344
67,975 * Lattice Semiconductor Corp 5,417,608
226,658 Microchip Technology, Inc 16,543,767
103,376 Micron Technology, Inc 6,653,279
23,259 Monolithic Power Systems, Inc 10,744,960
1,182,773 NVIDIA Corp 328,207,680
135,969 * ON Semiconductor Corp 9,784,329
560,440 QUALCOMM, Inc 65,459,392
69,973 Teradyne, Inc 6,394,133
310,905 Texas Instruments, Inc 51,983,316
21,316 Universal Display Corp 2,844,833
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 821,190,012
SOFTWARE & SERVICES - 19 .4%
317,001 Accenture plc 88,852,210
228,653 * Adobe, Inc 86,330,227
28,382 * Alteryx, Inc 1,167,352
22,735 * Ansys, Inc 7,136,971
108,696 *,e AppLovin Corp 1,847,832
13,355 * Aspen Technology, Inc 2,363,835
73,832 * Atlassian Corp 10,902,033
108,475 * Autodesk, Inc 21,129,845
81,073 Bentley Systems, Inc 3,450,467
6,914 * Black Knight, Inc 377,781
135,760 * Cadence Design Systems, Inc 28,434,932
31,588 * CCC Intelligent Solutions Holdings, Inc 274,184
12,521 * Ceridian HCM Holding, Inc 794,833
142,597 * Cloudflare, Inc 6,709,189
58,185 * Confluent, Inc 1,280,070
108,044 * Crowdstrike Holdings, Inc 12,970,682
132,818 * Datadog, Inc 8,949,277
97,589 * DocuSign, Inc 4,824,800
33,363 * DoubleVerify Holdings, Inc 981,539
124,810 * Dropbox, Inc 2,538,635
106,378 * Dynatrace, Inc 4,497,662
39,011 * Elastic NV 2,233,380
27,460 * EPAM Systems, Inc 7,755,802
12,037 * Fair Isaac Corp 8,762,334
34,150 * Five9, Inc 2,214,286
319,741 * Fortinet, Inc 20,159,670

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
38,051 * Gartner, Inc $ 11,508,905
96,487 Gen Digital, Inc 1,704,925
20,070 * Globant S.A. 3,148,381
10,760 * GoDaddy, Inc 814,317
23,304 * HubSpot, Inc 9,809,819
2,856 * Informatica, Inc 44,154
299,145 International Business Machines Corp 37,814,919
137,872 Intuit, Inc 61,208,274
32,018 * Jamf Holding Corp 605,781
19,468 * Manhattan Associates, Inc 3,225,458
3,740,573 Microsoft Corp 1,149,328,460
33,530 * MongoDB, Inc 8,045,859
5,368 * nCino OpCo, Inc 132,751
3,141 * NCR Corp 70,013
27,344 * New Relic, Inc 1,954,276
61,070 * Nutanix, Inc 1,464,459
11,714 * Okta, Inc 802,760
525,324 Oracle Corp 49,758,689
928,404 * Palantir Technologies, Inc 7,195,131
149,219 * Palo Alto Networks, Inc 27,226,499
25,960 * Paycom Software, Inc 7,538,005
19,675 * Paylocity Holding Corp 3,802,981
19,105 Pegasystems, Inc 871,570
25,124 * Procore Technologies, Inc 1,341,873
51,915 * PTC, Inc 6,530,388
43,426 * RingCentral, Inc 1,196,821
102,076 * Salesforce, Inc 20,248,816
65,519 * SentinelOne, Inc 1,052,890
101,147 * ServiceNow, Inc 46,468,955
62,663 * Smartsheet, Inc 2,561,037
145,626 * Snowflake, Inc 21,564,298
82,150 * Splunk, Inc 7,084,616
75,666 * Synopsys, Inc 28,096,299
27,173 * Teradata Corp 1,051,867
40,950 * Turing Holding Corp 255,118
31,179 * Twilio, Inc 1,640,327
17,465 * Tyler Technologies, Inc 6,619,759
16,508 * UiPath, Inc 232,433
82,595 *,e Unity Software, Inc 2,227,587
4,942 * VeriSign, Inc 1,096,136
51,590 * VMware, Inc (Class A) 6,450,298
23,019 * Wix.com Ltd 2,007,947
100,461 * Workday, Inc 18,699,811
63,805 * Zoom Video Communications, Inc 3,919,541
41,236 * Zscaler, Inc 3,715,364
TOTAL SOFTWARE & SERVICES 1,909,078,395
TECHNOLOGY HARDWARE & EQUIPMENT - 13 .9%
221,060 Amphenol Corp (Class A) 16,683,398
7,513,265 Apple, Inc 1,274,850,805
123,584 * Arista Networks, Inc 19,793,213
1,582 * Arrow Electronics, Inc 181,028
67,084 CDW Corp 11,376,776
81,620 Cognex Corp 3,892,458
10,454 * Coherent Corp 356,900
21,417 Corning, Inc 711,473
19,679 Dell Technologies, Inc 855,840
224,547 HP, Inc 6,671,291
51,859 Jabil Inc 4,052,781
82,098 * Keysight Technologies, Inc 11,874,655
8,196 National Instruments Corp 477,253

Large-Cap Growth Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
106,981 NetApp, Inc $ 6,728,035
137,659 * Pure Storage, Inc 3,142,755
828 Ubiquiti, Inc 192,551
46,199 Vontier Corp 1,253,379
10,318 * Zebra Technologies Corp (Class A) 2,971,893
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,366,066,484
TRANSPORTATION - 2 .0%
16,234 CH Robinson Worldwide, Inc 1,637,524
263,587 CSX Corp 8,076,306
318,337 * Delta Air Lines, Inc 10,922,142
25,090 Expeditors International of Washington, Inc 2,856,246
5,520 * GXO Logistics, Inc 293,278
36,700 JB Hunt Transport Services, Inc 6,433,143
16,154 Landstar System, Inc 2,843,589
123,414 * Lyft, Inc (Class A) 1,264,993
49,656 Old Dominion Freight Line 15,909,286
3,704 * RXO, Inc 67,005
831,756 * Uber Technologies, Inc 25,826,024
307,472 Union Pacific Corp 60,172,270
327,871 United Parcel Service, Inc (Class B) 58,954,484
3,704 * XPO Logistics, Inc 163,643
TOTAL TRANSPORTATION 195,419,933
UTILITIES - 0 .0%
57,727 AES Corp 1,365,821
3,418 National Fuel Gas Co 191,066
105,576 Vistra Energy Corp 2,519,043
TOTAL UTILITIES 4,075,930
TOTAL COMMON STOCKS 9,840,574,346
(Cost $4,494,826,879)
SHORT-TERM INVESTMENTS - 0.1%
RATE
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .1%
5,565,817 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .840% 5,565,817
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 5,565,817
TOTAL SHORT-TERM INVESTMENTS 5,565,817
(Cost $5,565,817)
TOTAL INVESTMENTS - 100.1% 9,846,140,163
(Cost $4,500,392,696)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (5,599,492)
NET ASSETS - 100.0% $ 9,840,540,671
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $10,970,802.

Portfolios of Investments
(Unaudited)
Large-Cap Value Index Fund April 30, 2023
75
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 0 .8%
87,847 * Aptiv plc $ 9,035,942
100,535 BorgWarner, Inc 4,838,750
1,731,549 Ford Motor Co 20,570,802
603,577 General Motors Co 19,942,184
102,858 Gentex Corp 2,837,852
62,045 Harley-Davidson, Inc 2,301,870
26,258 Lear Corp 3,352,096
14,196 *,e Lucid Group, Inc 112,716
116,361 *,e QuantumScape Corp 814,527
231,787 *,e Rivian Automotive, Inc 2,971,509
23,143 Thor Industries, Inc 1,828,760
TOTAL AUTOMOBILES & COMPONENTS 68,607,008
BANKS - 6 .4%
3,072,346 Bank of America Corp 89,958,291
15,343 e Bank of Hawaii Corp 743,061
48,170 Bank OZK 1,720,632
14,143 BOK Financial Corp 1,186,173
849,244 Citigroup, Inc 39,973,915
212,542 Citizens Financial Group, Inc 6,576,049
87,563 Columbia Banking System, Inc 1,870,346
56,978 Comerica, Inc 2,471,136
51,294 Commerce Bancshares, Inc 2,864,770
24,533 Cullen/Frost Bankers, Inc 2,704,763
62,568 East West Bancorp, Inc 3,234,140
294,553 Fifth Third Bancorp 7,717,289
3,654 First Citizens Bancshares, Inc (Class A) 3,680,236
58,360 First Hawaiian, Inc 1,115,260
230,820 First Horizon National Corp 4,050,891
161,974 FNB Corp 1,859,462
622,007 Huntington Bancshares, Inc 6,966,478
1,275,631 JPMorgan Chase & Co 176,343,229
408,509 Keycorp 4,599,811
74,863 M&T Bank Corp 9,417,765
288,046 New York Community Bancorp, Inc 3,079,212
50,839 e PacWest Bancorp 516,016
32,370 Pinnacle Financial Partners, Inc 1,755,425
176,185 PNC Financial Services Group, Inc 22,948,096
30,761 Popular, Inc 1,845,968
41,909 Prosperity Bancshares, Inc 2,624,342
411,937 Regions Financial Corp 7,521,970
63,718 Synovus Financial Corp 1,962,514
576,791 Truist Financial Corp 18,791,851
600,108 US Bancorp 20,571,702
74,572 Webster Financial Corp 2,781,536
1,679,335 Wells Fargo & Co 66,753,566
17,948 Western Alliance Bancorp 666,230
25,142 Wintrust Financial Corp 1,718,959
71,857 Zions Bancorporation 2,001,936
TOTAL BANKS 524,593,020
CAPITAL GOODS - 8 .1%
240,480 3M Co 25,543,786
42,614 A.O. Smith Corp 2,910,110
14,467 Acuity Brands, Inc 2,276,816
54,420 Aecom Technology Corp 4,519,581
24,067 AGCO Corp 2,982,864
47,284 Air Lease Corp 1,901,762
7,281 Allegion plc 804,405

Large-Cap Value Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
11,183 Allison Transmission Holdings, Inc $ 545,619
101,977 Ametek, Inc 14,065,688
8,872 Armstrong World Industries, Inc 609,151
6,683 * Axon Enterprise, Inc 1,408,175
47,212 * AZEK Co, Inc 1,281,334
167,708 * Boeing Co 34,678,660
64,558 * Builders FirstSource, Inc 6,118,162
24,382 BWX Technologies, Inc 1,574,590
3,787 Carlisle Cos, Inc 817,424
362,157 Carrier Global Corp 15,145,406
29,532 Caterpillar, Inc 6,461,602
24,390 *,e Core & Main, Inc 635,603
18,849 * Crane Co 1,358,447
21,918 Crane Holdings Co 1,038,036
61,226 Cummins, Inc 14,390,559
17,171 Curtiss-Wright Corp 2,916,151
45,586 Donaldson Co, Inc 2,896,990
60,381 Dover Corp 8,825,287
174,087 Eaton Corp 29,093,419
168,991 Emerson Electric Co 14,070,191
23,978 Esab Corp 1,399,356
58,744 Flowserve Corp 1,961,462
155,448 Fortive Corp 9,807,214
37,451 Fortune Brands Home & Security, Inc 2,422,705
44,584 * Gates Industrial Corp plc 600,546
106,133 General Dynamics Corp 23,173,079
446,206 General Electric Co 44,161,008
22,896 Graco, Inc 1,815,424
36,031 * Hayward Holdings, Inc 433,813
1,245 HEICO Corp 209,957
2,183 HEICO Corp (Class A) 293,024
36,526 Hexcel Corp 2,632,794
208,671 Honeywell International, Inc 41,700,813
142,738 Howmet Aerospace, Inc 6,321,866
23,340 Hubbell, Inc 6,285,929
13,170 Huntington Ingalls 2,655,862
26,561 IDEX Corp 5,480,066
13,521 Illinois Tool Works, Inc 3,271,271
177,542 Ingersoll Rand, Inc 10,123,445
34,983 ITT, Inc 2,953,965
302,825 Johnson Controls International plc 18,121,048
82,632 L3Harris Technologies, Inc 16,125,635
13,533 Lennox International, Inc 3,815,088
92,417 Masco Corp 4,945,234
25,573 * Mastec, Inc 2,271,138
37,451 * Masterbrand, Inc 302,230
92,181 MDU Resources Group, Inc 2,693,529
22,351 * Mercury Systems, Inc 1,065,472
21,686 * Middleby Corp 3,055,124
20,827 MSC Industrial Direct Co (Class A) 1,889,634
18,781 Nordson Corp 4,062,518
55,565 Northrop Grumman Corp 25,630,468
71,637 nVent Electric plc 3,003,739
27,337 Oshkosh Corp 2,091,827
160,778 Otis Worldwide Corp 13,714,363
41,302 Owens Corning, Inc 4,411,467
222,731 PACCAR, Inc 16,635,778
42,974 Parker-Hannifin Corp 13,961,393
72,224 Pentair plc 4,194,770
119,280 *,e Plug Power, Inc 1,077,098
28,287 Quanta Services, Inc 4,798,607

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
643,415 Raytheon Technologies Corp $ 64,277,158
28,093 Regal-Beloit Corp 3,656,585
15,966 Rockwell Automation, Inc 4,524,924
66,172 Sensata Technologies Holding plc 2,875,173
7,645 * SiteOne Landscape Supply, Inc 1,129,472
23,271 Snap-On, Inc 6,036,730
2,336 Spirit Aerosystems Holdings, Inc (Class A) 69,519
65,943 Stanley Black & Decker, Inc 5,693,519
92,739 * Sunrun, Inc 1,951,229
90,439 Textron, Inc 6,053,987
27,223 Timken Co 2,092,088
41,253 Trane Technologies plc 7,665,220
13,622 TransDigm Group, Inc 10,420,830
16,079 United Rentals, Inc 5,806,288
69,064 * Univar Solutions Inc 2,451,772
7,538 Valmont Industries, Inc 2,190,241
111,888 Vertiv Holdings Co 1,669,369
6,795 Watsco, Inc 2,353,652
9,185 WESCO International, Inc 1,322,640
78,456 Westinghouse Air Brake Technologies Corp 7,662,798
41,178 * WillScot Mobile Mini Holdings Corp 1,869,481
24,371 Woodward Inc 2,340,103
66,741 Xylem, Inc 6,930,385
TOTAL CAPITAL GOODS 665,482,740
COMMERCIAL & PROFESSIONAL SERVICES - 1 .0%
15,572 Automatic Data Processing, Inc 3,425,840
4,575 Broadridge Financial Solutions, Inc 665,251
9,986 * CACI International, Inc (Class A) 3,128,814
2,651 Cintas Corp 1,208,246
209,756 * Clarivate Analytics plc 1,858,438
22,551 * Clean Harbors, Inc 3,273,503
18,462 Concentrix Corp 1,781,768
151,341 * CoStar Group, Inc 11,645,690
25,650 * Driven Brands Holdings, Inc 787,455
110,069 Dun & Bradstreet Holdings, Inc 1,229,471
26,508 Equifax, Inc 5,523,737
8,787 * FTI Consulting, Inc 1,586,053
37,294 Genpact Ltd 1,661,448
54,192 Jacobs Solutions, Inc 6,257,008
21,359 KBR, Inc 1,211,696
59,281 Leidos Holdings, Inc 5,528,546
21,615 Manpower, Inc 1,636,472
10,164 MSA Safety, Inc 1,318,779
84,881 Republic Services, Inc 12,275,490
5,263 Ritchie Bros Auctioneers, Inc 300,962
5,809 Robert Half International, Inc 424,057
6,268 Rollins, Inc 264,823
23,561 Science Applications International Corp 2,403,929
95,147 SS&C Technologies Holdings, Inc 5,569,905
40,178 * Stericycle, Inc 1,834,126
13,739 Tetra Tech, Inc 1,901,065
22,502 TransUnion 1,548,363
11,956 Waste Management, Inc 1,985,294
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 82,236,229
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1 .9%
24,624 Advance Auto Parts, Inc 3,091,051
14,453 * Autonation, Inc 1,903,460
755 * AutoZone, Inc 2,010,799
97,745 Bath & Body Works, Inc 3,430,849

Large-Cap Value Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
61,748 Best Buy Co, Inc $ 4,601,461
1,655 * Burlington Stores, Inc 319,101
60,660 * CarMax, Inc 4,248,020
23,051 Dick's Sporting Goods, Inc 3,342,625
204,836 eBay, Inc 9,510,535
118,871 *,e GameStop Corp (Class A) 2,293,022
96,925 Gap, Inc 930,480
56,387 Genuine Parts Co 9,490,496
186,704 Home Depot, Inc 56,112,020
49,827 Kohl's Corp 1,097,689
5,340 * Leslie's, Inc 57,939
12,169 Lithia Motors, Inc (Class A) 2,688,010
108,506 LKQ Corp 6,264,051
35,969 Lowe's Companies, Inc 7,475,437
119,149 Macy's, Inc 1,946,895
13,665 Nordstrom, Inc 211,261
24,912 * Ollie's Bargain Outlet Holdings, Inc 1,625,508
15,908 * O'Reilly Automotive, Inc 14,592,567
10,867 Penske Auto Group, Inc 1,505,949
35,226 * Petco Health & Wellness Co, Inc 350,851
4,767 * RH 1,216,205
84,194 Ross Stores, Inc 8,986,026
14,205 * Victoria's Secret & Co 440,497
15,844 * Wayfair, Inc 551,847
6,383 Williams-Sonoma, Inc 772,598
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 151,067,249
CONSUMER DURABLES & APPAREL - 1 .0%
27,590 Brunswick Corp 2,339,356
54,664 * Capri Holdings Ltd 2,268,556
15,150 Carter's, Inc 1,057,016
15,837 Columbia Sportswear Co 1,323,023
1,385 * Deckers Outdoor Corp 663,886
64,598 DR Horton, Inc 7,094,152
68,108 * Garmin Ltd 6,686,162
149,653 Hanesbrands, Inc 784,182
55,707 Hasbro, Inc 3,298,969
57,852 Leggett & Platt, Inc 1,869,198
108,337 Lennar Corp (Class A) 12,221,497
8,008 Lennar Corp (Class B) 783,343
79,717 * Mattel, Inc 1,434,906
23,589 * Mohawk Industries, Inc 2,498,075
164,773 Newell Brands Inc 2,001,992
349 * NVR, Inc 2,038,160
140,947 * Peloton Interactive, Inc 1,251,609
5,453 Polaris Inc 592,468
62,222 Pulte Homes, Inc 4,178,207
27,387 PVH Corp 2,350,079
17,684 Ralph Lauren Corp 2,029,946
50,292 * Skechers U.S.A., Inc (Class A) 2,675,032
87,078 Tapestry, Inc 3,553,653
69,390 Tempur Sealy International, Inc 2,600,043
25,141 Toll Brothers, Inc 1,606,761
1,970 * TopBuild Corp 444,196
82,942 * Under Armour, Inc (Class A) 735,696
83,055 * Under Armour, Inc (Class C) 667,762
153,062 VF Corp 3,598,488
22,643 Whirlpool Corp 3,160,736
TOTAL CONSUMER DURABLES & APPAREL 77,807,149

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES - 2 .3%
81,769 ADT, Inc $ 547,852
100,032 ARAMARK Holdings Corp 3,471,110
32,545 Boyd Gaming Corp 2,258,623
18,574 * Bright Horizons Family Solutions 1,413,853
27,882 * Caesars Entertainment, Inc 1,262,776
434,327 *,e Carnival Corp 4,000,152
14,727 Darden Restaurants, Inc 2,237,473
4,231 Domino's Pizza, Inc 1,343,216
12,582 * DoorDash, Inc 769,893
13,792 * Grand Canyon Education, Inc 1,637,110
10,675 H&R Block, Inc 361,989
31,836 Hilton Worldwide Holdings, Inc 4,585,021
21,192 * Hyatt Hotels Corp 2,422,246
88,834 * Las Vegas Sands Corp 5,672,051
16,341 Marriott Vacations Worldwide Corp 2,198,845
244,804 McDonald's Corp 72,400,783
139,131 MGM Resorts International 6,249,765
6,577 *,e Mister Car Wash, Inc 58,009
167,059 * Norwegian Cruise Line Holdings Ltd 2,230,238
64,761 * Penn National Gaming, Inc 1,929,230
11,175 * Planet Fitness, Inc 929,090
94,253 * Royal Caribbean Cruises Ltd 6,166,974
67,202 Service Corp International 4,716,908
15,775 * Six Flags Entertainment Corp 382,859
320,067 Starbucks Corp 36,580,457
12,104 Travel & Leisure Co 463,220
950 Vail Resorts, Inc 228,494
11,813 Wyndham Hotels & Resorts, Inc 805,883
39,873 * Wynn Resorts Ltd 4,556,686
108,904 Yum! Brands, Inc 15,309,724
TOTAL CONSUMER SERVICES 187,190,530
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .9%
105,831 Albertsons Cos, Inc 2,211,868
21,645 * BJ's Wholesale Club Holdings, Inc 1,653,029
15,666 Casey's General Stores, Inc 3,584,694
62,662 * Dollar Tree, Inc 9,631,776
37,562 * Grocery Outlet Holding Corp 1,118,596
286,816 Kroger Co 13,947,862
45,922 * Performance Food Group Co 2,878,850
90,801 Target Corp 14,323,858
88,342 * US Foods Holding Corp 3,392,333
311,955 Walgreens Boots Alliance, Inc 10,996,414
621,665 Walmart, Inc 93,852,765
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 157,592,045
DIVERSIFIED FINANCIALS - 0 .4%
233,495 iShares Russell 1000 Value Index Fund 36,105,332
TOTAL DIVERSIFIED FINANCIALS 36,105,332
ENERGY - 8 .0%
146,278 Antero Midstream Corp 1,573,951
40,085 * Antero Resources Corp 921,554
137,652 APA Corp 5,072,476
412,501 Baker Hughes Co 12,061,529
288,266 Cabot Oil & Gas Corp 7,379,610
45,829 Cheniere Energy, Inc 7,011,837
53,077 Chesapeake Energy Corp 4,388,406
845,777 Chevron Corp 142,581,087
536,282 ConocoPhillips 55,178,055
144,942 Devon Energy Corp 7,744,251

Large-Cap Value Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
33,669 Diamondback Energy, Inc $ 4,787,732
41,833 DT Midstream, Inc 2,061,112
68,558 EOG Resources, Inc 8,190,624
160,183 EQT Corp 5,580,776
1,802,224 Exxon Mobil Corp 213,275,188
214,191 Halliburton Co 7,014,755
26,760 Hess Corp 3,881,806
60,552 HF Sinclair Corp 2,670,949
866,882 Kinder Morgan, Inc 14,867,026
278,941 Marathon Oil Corp 6,739,215
198,585 Marathon Petroleum Corp 24,227,370
178,147 NOV, Inc 2,983,962
59,910 Occidental Petroleum Corp 3,686,262
170,961 ONEOK, Inc 11,182,559
31,598 Ovintiv, Inc 1,140,056
17,604 PDC Energy, Inc 1,145,140
204,916 Phillips 66 20,286,684
46,581 Pioneer Natural Resources Co 10,133,697
38,454 Range Resources Corp 1,017,108
616,212 Schlumberger Ltd 30,410,062
464,382 * Southwestern Energy Co 2,410,143
168,133 Valero Energy Corp 19,279,811
10,372 Vitesse Energy, Inc 190,845
530,340 Williams Cos, Inc 16,048,088
TOTAL ENERGY 657,123,726
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4 .3%
74,353 Alexandria Real Estate Equities, Inc 9,233,156
131,990 American Homes 4 Rent 4,389,987
47,100 American Tower Corp 9,626,769
119,389 Americold Realty Trust 3,532,721
61,975 Apartment Income REIT Corp 2,291,836
60,377 AvalonBay Communities, Inc 10,890,200
65,784 Boston Properties, Inc 3,510,234
129,256 Brixmor Property Group, Inc 2,757,031
40,460 Camden Property Trust 4,452,623
57,976 Cousins Properties, Inc 1,264,457
97,860 CubeSmart 4,451,651
124,349 Digital Realty Trust, Inc 12,329,203
72,900 Douglas Emmett, Inc 938,952
17,965 EastGroup Properties, Inc 2,992,250
33,494 EPR Properties 1,405,408
9,899 Equinix, Inc 7,167,668
30,108 Equity Lifestyle Properties, Inc 2,074,441
161,265 Equity Residential 10,200,011
27,572 Essex Property Trust, Inc 6,058,396
50,529 Extra Space Storage, Inc 7,682,429
35,008 Federal Realty Investment Trust 3,461,941
57,137 First Industrial Realty Trust, Inc 2,997,978
106,528 Gaming and Leisure Properties, Inc 5,539,456
166,541 Healthcare Realty Trust, Inc 3,294,181
232,617 Healthpeak Properties Inc 5,110,596
47,360 Highwoods Properties, Inc 1,085,491
306,996 Host Hotels and Resorts, Inc 4,964,125
77,224 Hudson Pacific Properties 429,365
263,749 Invitation Homes, Inc 8,801,304
32,091 Iron Mountain, Inc 1,772,707
45,245 JBG SMITH Properties 645,646
50,345 Kilroy Realty Corp 1,472,088
255,899 Kimco Realty Corp 4,910,702
5,826 Lamar Advertising Co 615,692

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
36,995 Life Storage, Inc $ 4,971,388
256,612 Medical Properties Trust, Inc 2,250,487
49,545 Mid-America Apartment Communities, Inc 7,620,021
81,229 National Retail Properties, Inc 3,533,462
37,157 National Storage Affiliates Trust 1,432,402
101,834 Omega Healthcare Investors, Inc 2,725,078
109,118 Park Hotels & Resorts, Inc 1,314,872
403,444 Prologis, Inc 50,531,361
14,128 Public Storage, Inc 4,165,358
64,315 Rayonier, Inc 2,016,918
273,861 Realty Income Corp 17,209,425
74,047 Regency Centers Corp 4,548,707
87,124 Rexford Industrial Realty, Inc 4,858,906
36,362 SBA Communications Corp 9,486,482
74,179 Simon Property Group, Inc 8,405,964
29,200 SL Green Realty Corp 691,164
62,545 Spirit Realty Capital, Inc 2,405,481
52,530 Sun Communities, Inc 7,297,993
138,914 UDR, Inc 5,741,316
172,765 Ventas, Inc 8,301,358
443,310 VICI Properties, Inc 15,045,941
79,181 Vornado Realty Trust 1,188,507
207,068 Welltower, Inc 16,403,927
323,226 Weyerhaeuser Co 9,667,690
91,706 WP Carey, Inc 6,804,585
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 350,969,488
FINANCIAL SERVICES - 10 .4%
15,890 Affiliated Managers Group, Inc 2,294,198
105,375 *,e Affirm Holdings, Inc 1,038,997
258,211 AGNC Investment Corp 2,558,871
125,780 Ally Financial, Inc 3,318,076
244,685 American Express Co 39,477,478
16,374 Ameriprise Financial, Inc 4,996,035
206,204 Annaly Capital Management, Inc 4,119,956
49,501 Apollo Global Management, Inc 3,137,868
321,495 Bank of New York Mellon Corp 13,692,472
789,020 * Berkshire Hathaway, Inc (Class B) 259,232,521
65,047 BlackRock, Inc 43,659,546
232,614 * Block, Inc 14,140,605
165,761 Capital One Financial Corp 16,128,545
90,638 Carlyle Group, Inc 2,749,051
46,276 CBOE Global Markets, Inc 6,464,757
293,732 Charles Schwab Corp 15,344,560
157,768 CME Group, Inc 29,308,561
69,702 *,e Coinbase Global, Inc 3,749,271
42,853 Corebridge Financial, Inc 722,502
2,582 * Credit Acceptance Corp 1,263,889
117,223 Discover Financial Services 12,129,064
163,156 Equitable Holdings, Inc 4,240,424
5,179 * Euronet Worldwide, Inc 573,522
15,835 Evercore Inc 1,806,298
257,768 Fidelity National Information Services, Inc 15,136,137
233,562 * Fiserv, Inc 28,522,591
125,495 Franklin Resources, Inc 3,373,306
114,625 Global Payments, Inc 12,919,384
143,026 Goldman Sachs Group, Inc 49,120,849
40,653 Interactive Brokers Group, Inc (Class A) 3,164,836
240,866 Intercontinental Exchange Group, Inc 26,237,533
163,456 Invesco Ltd 2,800,001
60,313 Janus Henderson Group plc 1,565,122

Large-Cap Value Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
81,904 Jefferies Financial Group, Inc $ 2,623,385
252,666 KKR & Co, Inc 13,408,985
37,496 Lazard Ltd (Class A) 1,173,625
136,949 MGIC Investment Corp 2,036,432
3,971 Moody's Corp 1,243,400
537,714 Morgan Stanley 48,378,129
946 Morningstar, Inc 168,681
8,502 MSCI, Inc (Class A) 4,101,790
150,755 Nasdaq Inc 8,347,304
197,704 New Residential Investment Corp 1,613,265
88,802 Northern Trust Corp 6,940,764
51,469 OneMain Holdings, Inc 1,974,866
344,485 * PayPal Holdings, Inc 26,180,860
78,263 Raymond James Financial, Inc 7,085,149
243,262 * Robinhood Markets, Inc 2,152,869
22,805 *,e Rocket Cos, Inc 203,193
140,317 S&P Global, Inc 50,876,138
44,993 SEI Investments Co 2,650,538
109,378 SLM Corp 1,642,858
354,233 * SoFi Technologies, Inc 2,206,872
128,442 Starwood Property Trust, Inc 2,297,827
151,474 State Street Corp 10,945,511
43,860 Stifel Financial Corp 2,630,284
190,601 Synchrony Financial 5,624,635
97,567 T Rowe Price Group, Inc 10,959,701
25,874 TFS Financial Corp 311,523
17,142 Tradeweb Markets, Inc 1,206,968
29,489 *,e Upstart Holdings, Inc 409,897
7,250 e UWM Holdings Corp 43,500
40,474 Virtu Financial, Inc 811,504
42,874 Voya Financial, Inc 3,279,004
111,859 Western Union Co 1,222,619
5,122 * WEX, Inc 908,387
TOTAL FINANCIAL SERVICES 854,647,289
FOOD, BEVERAGE & TOBACCO - 4 .3%
786,856 Altria Group, Inc 37,383,529
239,544 Archer-Daniels-Midland Co 18,703,596
10,667 Brown-Forman Corp (Class A) 702,742
33,275 Brown-Forman Corp (Class B) 2,165,870
59,293 Bunge Ltd 5,549,825
86,779 Campbell Soup Co 4,712,100
429,693 Coca-Cola Co 27,564,806
205,852 ConAgra Brands, Inc 7,814,142
66,094 Constellation Brands, Inc (Class A) 15,166,590
65,586 * Darling International, Inc 3,906,958
81,385 Flowers Foods, Inc 2,238,901
8,776 * Freshpet, Inc 605,281
259,507 General Mills, Inc 23,000,105
8,521 Hershey Co 2,326,744
124,474 Hormel Foods Corp 5,033,729
28,104 Ingredion, Inc 2,983,802
45,578 J.M. Smucker Co 7,037,699
50,164 Kellogg Co 3,499,942
375,919 Keurig Dr Pepper, Inc 12,292,551
307,196 Kraft Heinz Co 12,063,587
108,531 McCormick & Co, Inc 9,534,448
76,263 Molson Coors Brewing Co (Class B) 4,536,123
597,286 Mondelez International, Inc 45,823,782
25,034 * Monster Beverage Corp 1,401,904
93,670 PepsiCo, Inc 17,880,666

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
678,359 Philip Morris International, Inc $ 67,815,549
7,625 * Pilgrim's Pride Corp 173,926
24,285 * Post Holdings, Inc 2,197,550
119 Seaboard Corp 468,987
119,902 Tyson Foods, Inc (Class A) 7,492,676
TOTAL FOOD, BEVERAGE & TOBACCO 352,078,110
HEALTH CARE EQUIPMENT & SERVICES - 6 .6%
651,475 Abbott Laboratories 71,968,443
37,760 * Acadia Healthcare Co, Inc 2,729,670
4,438 *,e agilon health, Inc 107,710
8,589 * Align Technology, Inc 2,794,002
13,998 * Amedisys, Inc 1,124,039
184,137 Baxter International, Inc 8,779,652
124,732 Becton Dickinson & Co 32,967,915
622,043 * Boston Scientific Corp 32,420,881
114,197 Cardinal Health, Inc 9,375,574
238,649 * Centene Corp 16,450,076
20,964 * Certara, Inc 506,700
4,103 Chemed Corp 2,261,779
107,541 Cigna Corp 27,239,060
21,005 Cooper Cos, Inc 8,012,357
563,135 CVS Health Corp 41,283,427
5,205 * Definitive Healthcare Corp 55,693
94,162 Dentsply Sirona, Inc 3,948,213
29,812 * Doximity, Inc 1,095,591
73,124 Elevance Health, Inc 34,269,563
42,873 Encompass Health Corp 2,750,303
21,436 * Enhabit, Inc 262,591
20,072 * Enovis Corp 1,169,194
69,923 * Envista Holdings Corp 2,691,336
150,103 * GE HealthCare Technologies, Inc 12,209,378
29,914 * Globus Medical, Inc 1,739,200
88,498 HCA Healthcare, Inc 25,428,130
57,954 * Henry Schein, Inc 4,683,263
106,170 * Hologic, Inc 9,131,682
16,317 Humana, Inc 8,656,005
7,296 * ICU Medical, Inc 1,379,965
30,729 * Integra LifeSciences Holdings Corp 1,699,928
12,396 * Intuitive Surgical, Inc 3,733,923
38,636 Laboratory Corp of America Holdings 8,759,168
5,088 * Masimo Corp 962,344
48,320 McKesson Corp 17,600,077
582,925 Medtronic plc 53,017,029
5,528 * Molina Healthcare, Inc 1,646,736
50,996 * Oak Street Health, Inc 1,987,314
51,662 Premier, Inc 1,721,894
48,532 Quest Diagnostics, Inc 6,736,727
21,688 * QuidelOrtho Corp 1,950,836
43,203 STERIS plc 8,145,926
71,396 Stryker Corp 21,393,811
1,936 * Tandem Diabetes Care, Inc 76,627
65,619 * Teladoc, Inc 1,740,872
20,443 Teleflex, Inc 5,571,126
46,535 * Tenet Healthcare Corp 3,411,946
37,217 UnitedHealth Group, Inc 18,314,114
26,722 Universal Health Services, Inc (Class B) 4,017,653
92,520 Zimmer Biomet Holdings, Inc 12,808,469
TOTAL HEALTH CARE EQUIPMENT & SERVICES 542,787,912

Large-Cap Value Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 1 .5%
57,881 Church & Dwight Co, Inc $ 5,621,403
9,316 Clorox Co 1,542,916
139,564 Colgate-Palmolive Co 11,137,207
154,111 * Coty, Inc 1,829,298
60,223 Kimberly-Clark Corp 8,725,710
592,571 Procter & Gamble Co 92,666,253
23,360 Reynolds Consumer Products, Inc 654,781
17,607 Spectrum Brands Holdings, Inc 1,170,865
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 123,348,433
INSURANCE - 3 .4%
266,273 Aflac, Inc 18,599,169
115,027 Allstate Corp 13,315,526
29,150 American Financial Group, Inc 3,577,580
326,633 American International Group, Inc 17,324,614
5,296 Aon plc 1,722,153
103,630 * Arch Capital Group Ltd 7,779,504
80,290 Arthur J. Gallagher & Co 16,705,137
21,080 Assurant, Inc 2,595,580
25,360 Assured Guaranty Ltd 1,366,143
34,581 Axis Capital Holdings Ltd 1,955,210
30,786 * Brighthouse Financial, Inc 1,360,741
95,220 Brown & Brown, Inc 6,131,216
182,313 Chubb Ltd 36,747,008
66,218 Cincinnati Financial Corp 7,048,244
17,311 CNA Financial Corp 673,571
3,053 Erie Indemnity Co (Class A) 663,509
11,729 Everest Re Group Ltd 4,433,562
7,735 F&G Annuities & Life, Inc 141,783
112,445 Fidelity National Financial Inc 3,990,673
44,677 First American Financial Corp 2,573,842
38,162 Globe Life, Inc 4,141,340
15,500 Hanover Insurance Group, Inc 1,853,180
137,749 Hartford Financial Services Group, Inc 9,778,802
27,102 Kemper Corp 1,318,512
59,093 Lincoln National Corp 1,284,091
84,275 Loews Corp 4,851,712
4,385 * Markel Corp 6,001,004
23,485 Marsh & McLennan Cos, Inc 4,231,762
289,060 Metlife, Inc 17,728,050
123,727 Old Republic International Corp 3,126,581
16,037 Primerica, Inc 2,926,913
104,230 Principal Financial Group 7,784,939
34,071 Progressive Corp 4,647,284
159,802 Prudential Financial, Inc 13,902,774
28,321 Reinsurance Group of America, Inc (Class A) 4,030,645
8,478 RenaissanceRe Holdings Ltd 1,826,246
101,788 Travelers Cos, Inc 18,437,878
87,099 Unum Group 3,675,578
89,839 W.R. Berkley Corp 5,293,314
1,145 White Mountains Insurance Group Ltd 1,639,800
47,160 Willis Towers Watson plc 10,922,256
TOTAL INSURANCE 278,107,426
MATERIALS - 4 .4%
96,632 Air Products & Chemicals, Inc 28,444,596
24,725 Albemarle Corp 4,585,498
78,659 Alcoa Corp 2,921,395
645,059 Amcor plc 7,076,297
28,204 Aptargroup, Inc 3,342,456
10,402 *,† Ardagh Group S.A. 106,100

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
20,854 Ardagh Metal Packaging S.A. $ 85,084
21,804 Ashland Global Holdings, Inc 2,215,504
13,386 Avery Dennison Corp 2,335,589
71,343 * Axalta Coating Systems Ltd 2,252,298
81,544 Ball Corp 4,336,510
27,048 Berry Global Group, Inc 1,563,645
47,291 Celanese Corp (Series A) 5,024,196
26,826 Chemours Co 779,832
220,281 * Cleveland-Cliffs, Inc 3,387,922
312,676 Corteva, Inc 19,110,757
6,146 Crown Holdings, Inc 527,204
305,281 Dow, Inc 16,607,286
198,732 DuPont de Nemours, Inc 13,855,595
2,919 Eagle Materials, Inc 432,625
52,478 Eastman Chemical Co 4,422,321
13,165 Ecolab, Inc 2,209,614
95,900 Element Solutions, Inc 1,740,585
35,599 FMC Corp 4,399,324
625,071 Freeport-McMoRan, Inc (Class B) 23,696,442
286,708 *,e Ginkgo Bioworks Holdings, Inc 349,784
30,661 Graphic Packaging Holding Co 756,100
79,062 Huntsman Corp 2,118,071
111,066 International Flavors & Fragrances, Inc 10,768,959
153,377 International Paper Co 5,078,312
170,898 Linde plc 63,138,266
29,184 Louisiana-Pacific Corp 1,743,452
112,652 LyondellBasell Industries NV 10,658,006
24,583 Martin Marietta Materials, Inc 8,928,546
131,354 Mosaic Co 5,628,519
2,870 NewMarket Corp 1,146,852
344,719 Newmont Goldcorp Corp 16,339,681
111,904 Nucor Corp 16,581,935
54,589 Olin Corp 3,024,231
40,279 Packaging Corp of America 5,448,138
47,927 PPG Industries, Inc 6,722,241
25,786 Reliance Steel & Aluminum Co 6,389,771
27,350 Royal Gold, Inc 3,622,234
53,212 RPM International, Inc 4,364,980
11,626 Scotts Miracle-Gro Co (Class A) 776,733
38,877 Silgan Holdings, Inc 1,915,081
42,480 Sonoco Products Co 2,575,138
12,789 Southern Copper Corp 982,579
92,799 SSR Mining, Inc 1,328,882
72,085 Steel Dynamics, Inc 7,493,236
98,297 United States Steel Corp 2,249,035
30,073 Vulcan Materials Co 5,266,384
14,444 Westlake Chemical Corp 1,643,438
110,520 WestRock Co 3,307,864
TOTAL MATERIALS 355,805,123
MEDIA & ENTERTAINMENT - 6 .7%
338,979 * Activision Blizzard, Inc 26,342,058
343,438 * Alphabet, Inc (Class A) 36,864,635
296,788 * Alphabet, Inc (Class C) 32,118,397
126,043 * Altice USA, Inc 441,151
249,685 *,e AMC Entertainment Holdings, Inc 1,373,268
1,093 Cable One, Inc 828,942
1,831,192 Comcast Corp (Class A) 75,756,413
141,914 * DISH Network Corp (Class A) 1,065,774
112,267 Electronic Arts, Inc 14,289,344
125,488 Fox Corp (Class A) 4,173,731

Large-Cap Value Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
63,346 Fox Corp (Class B) $ 1,934,587
32,870 * IAC 1,701,680
169,544 Interpublic Group of Cos, Inc 6,057,807
4,879 Liberty Broadband Corp (Class A) 412,422
28,059 * Liberty Broadband Corp (Class C) 2,378,842
8,554 * Liberty Media Group (Class A) 554,128
77,483 * Liberty Media Group (Class C) 5,593,498
23,729 * Liberty SiriusXM Group (Class A) 666,785
48,921 * Liberty SiriusXM Group (Class C) 1,366,853
33,559 * Live Nation, Inc 2,274,629
4,162 Madison Square Garden Co 834,481
7,859 * Match Group, Inc 289,997
765,969 * Meta Platforms, Inc 184,077,670
104,847 * Netflix, Inc 34,592,171
69,681 New York Times Co (Class A) 2,769,820
166,229 News Corp (Class A) 2,927,293
53,175 News Corp (Class B) 943,856
13,903 Nexstar Media Group Inc 2,411,475
87,795 Omnicom Group, Inc 7,951,593
901 Paramount Global (Class A) 23,840
249,815 Paramount Global (Class B) 5,828,184
203,534 * Pinterest, Inc 4,681,282
37,216 * Roku, Inc 2,091,911
275,504 e Sirius XM Holdings, Inc 1,046,915
13,136 * Take-Two Interactive Software, Inc 1,632,673
41,086 * TripAdvisor, Inc 728,455
744,086 * Walt Disney Co 76,268,815
270,007 * Warner Bros Discovery, Inc 3,674,795
TOTAL MEDIA & ENTERTAINMENT 548,970,170
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9 .8%
4,141 * 10X Genomics, Inc 217,113
13,579 Agilent Technologies, Inc 1,839,004
37,526 Amgen, Inc 8,996,483
18,957 * Avantor, Inc 369,282
62,323 * Biogen, Inc 18,960,526
80,319 * BioMarin Pharmaceutical, Inc 7,713,837
9,224 * Bio-Rad Laboratories, Inc (Class A) 4,158,087
932,416 Bristol-Myers Squibb Co 62,257,416
32,422 * Brooks Automation, Inc 1,410,033
54,379 * Catalent, Inc 2,725,476
1,350 * Charles River Laboratories International, Inc 256,662
263,187 Danaher Corp 62,351,632
196,078 * Elanco Animal Health, Inc 1,856,859
68,466 Eli Lilly & Co 27,102,951
61,424 * Exact Sciences Corp 3,935,436
19,168 * Exelixis, Inc 350,774
547,483 Gilead Sciences, Inc 45,008,578
6,883 * Horizon Therapeutics Plc 765,114
68,506 * Illumina, Inc 14,082,093
10,993 * Incyte Corp 817,989
4,767 * Ionis Pharmaceuticals, Inc 168,609
26,846 * Jazz Pharmaceuticals plc 3,771,058
1,150,929 Johnson & Johnson 188,407,077
643,282 Merck & Co, Inc 74,279,773
18,838 * Mirati Therapeutics, Inc 834,712
137,482 * Moderna, Inc 18,269,983
2,288 * Natera, Inc 116,047
109,070 Organon & Co 2,686,394
54,161 PerkinElmer, Inc 7,067,469
58,349 Perrigo Co plc 2,169,999

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
2,471,962 Pfizer, Inc $ 96,134,602
101,287 * QIAGEN NV 4,518,413
38,936 * Regeneron Pharmaceuticals, Inc 31,218,496
6,973 * Repligen Corp 1,057,316
163,366 Royalty Pharma plc 5,742,315
38,100 * Syneos Health, Inc 1,495,806
150,319 Thermo Fisher Scientific, Inc 83,412,013
7,093 * Ultragenyx Pharmaceutical, Inc 309,751
19,356 * United Therapeutics Corp 4,454,396
6,259 * Vertex Pharmaceuticals, Inc 2,132,629
539,816 Viatris, Inc 5,036,483
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 798,458,686
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .2%
70,895 * CBRE Group, Inc 5,434,811
15,259 * Howard Hughes Corp 1,180,589
21,139 * Jones Lang LaSalle, Inc 2,939,166
270,645 *,e Opendoor Technologies, Inc 373,490
23,928 * Zillow Group, Inc (Class A) 1,023,640
65,504 * Zillow Group, Inc (Class C) 2,852,044
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 13,803,740
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .4%
149,838 * Advanced Micro Devices, Inc 13,391,022
177,481 Analog Devices, Inc 31,925,282
23,792 * Cirrus Logic, Inc 2,041,116
46,457 * First Solar, Inc 8,482,119
21,714 *,e GLOBALFOUNDRIES, Inc 1,276,783
1,814,404 Intel Corp 56,355,388
369,557 Marvell Technology, Inc 14,590,110
34,027 Microchip Technology, Inc 2,483,631
384,840 Micron Technology, Inc 24,768,303
24,297 MKS Instruments, Inc 2,037,789
70,936 * ON Semiconductor Corp 5,104,555
44,097 * Qorvo, Inc 4,060,452
69,446 Skyworks Solutions, Inc 7,354,331
6,516 Teradyne, Inc 595,432
124,921 Texas Instruments, Inc 20,886,791
52,630 *,e Wolfspeed, Inc 2,449,927
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 197,803,031
SOFTWARE & SERVICES - 2 .6%
67,634 * Akamai Technologies, Inc 5,543,959
52,741 Amdocs Ltd 4,812,616
17,876 * Ansys, Inc 5,611,634
43,190 * Bill.Com Holdings, Inc 3,317,424
61,535 * Black Knight, Inc 3,362,272
45,306 * CCC Intelligent Solutions Holdings, Inc 393,256
48,539 * Ceridian HCM Holding, Inc 3,081,256
223,968 Cognizant Technology Solutions Corp (Class A) 13,373,129
25,570 Dolby Laboratories, Inc (Class A) 2,139,953
3,604 * DoubleVerify Holdings, Inc 106,030
8,345 * Dropbox, Inc 169,737
101,059 * DXC Technology Co 2,410,257
152,672 Gen Digital, Inc 2,697,714
57,971 * GoDaddy, Inc 4,387,245
36,069 * Guidewire Software, Inc 2,748,097
15,363 * Informatica, Inc 237,512
131,982 International Business Machines Corp 16,683,845
4,374 * Jamf Holding Corp 82,756
91,176 * Kyndryl Holdings, Inc 1,318,405

Large-Cap Value Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
10,532 * Manhattan Associates, Inc $ 1,744,942
19,775 * nCino OpCo, Inc 489,036
52,755 * NCR Corp 1,175,909
50,007 * Nutanix, Inc 1,199,168
56,416 * Okta, Inc 3,866,189
209,440 Oracle Corp 19,838,157
26,710 * Paycor HCM, Inc 627,685
7,111 * Procore Technologies, Inc 379,799
46,131 Roper Technologies, Inc 20,979,456
331,264 * Salesforce, Inc 65,712,840
22,292 * SentinelOne, Inc 358,232
8,591 * Snowflake, Inc 1,272,155
20,897 * Teradata Corp 808,923
46,716 * Twilio, Inc 2,457,729
2,320 * Tyler Technologies, Inc 879,350
148,329 * UiPath, Inc 2,088,472
34,914 * Unity Software, Inc 941,631
36,179 * VeriSign, Inc 8,024,502
47,879 * VMware, Inc (Class A) 5,986,311
5,218 * Wix.com Ltd 455,166
55,431 * Zoom Video Communications, Inc 3,405,126
TOTAL SOFTWARE & SERVICES 215,167,875
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .4%
62,855 Amphenol Corp (Class A) 4,743,667
23,703 * Arrow Electronics, Inc 2,712,334
41,159 Avnet, Inc 1,698,220
63,069 * Ciena Corp 2,903,697
1,797,706 Cisco Systems, Inc 84,941,608
5,248 Cognex Corp 250,277
41,821 * Coherent Corp 1,427,769
303,815 Corning, Inc 10,092,734
87,106 Dell Technologies, Inc 3,788,240
25,967 * F5 Networks, Inc 3,488,926
557,530 Hewlett Packard Enterprise Co 7,983,830
232,540 HP, Inc 6,908,763
14,531 * IPG Photonics Corp 1,670,774
10,946 Jabil Inc 855,430
140,277 Juniper Networks, Inc 4,229,352
5,995 * Keysight Technologies, Inc 867,117
10,318 Littelfuse, Inc 2,499,432
29,651 * Lumentum Holdings, Inc 1,430,661
71,898 Motorola Solutions, Inc 20,951,077
50,498 National Instruments Corp 2,940,499
20,093 SYNNEX Corp 1,789,081
20,298 * Teledyne Technologies, Inc 8,411,491
105,929 * Trimble Inc 4,989,256
1,008 e Ubiquiti, Inc 234,410
30,185 * Viasat, Inc 1,057,381
25,216 Vontier Corp 684,110
136,636 * Western Digital Corp 4,705,744
13,758 * Zebra Technologies Corp (Class A) 3,962,717
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 192,218,597
TELECOMMUNICATION SERVICES - 2 .0%
3,136,665 AT&T, Inc 55,424,871
107,225 * Frontier Communications Parent, Inc 2,416,852
439,592 Lumen Technologies, Inc 1,041,833
255,557 * T-Mobile US, Inc 36,774,652

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TELECOMMUNICATION SERVICES—continued
1,833,109 Verizon Communications, Inc $ 71,179,622
TOTAL TELECOMMUNICATION SERVICES 166,837,830
TRANSPORTATION - 1 .5%
53,700 * Alaska Air Group, Inc 2,333,802
35,127 AMERCO 1,900,371
3,903 e Amerco, Inc 238,317
287,927 * American Airlines Group, Inc 3,927,324
11,681 * Avis Budget Group, Inc 2,063,682
36,909 CH Robinson Worldwide, Inc 3,723,011
12,432 Copa Holdings S.A. (Class A) 1,122,858
687,257 CSX Corp 21,057,555
48,046 Expeditors International of Washington, Inc 5,469,557
102,119 FedEx Corp 23,260,666
41,203 * GXO Logistics, Inc 2,189,115
80,055 * Hertz Global Holdings, Inc 1,335,318
4,049 JB Hunt Transport Services, Inc 709,749
156,328 * JetBlue Airways Corp 1,116,182
26,200 * Kirby Corp 1,882,208
66,135 Knight-Swift Transportation Holdings, Inc 3,724,723
1,857 Landstar System, Inc 326,888
26,841 * Lyft, Inc (Class A) 275,120
98,640 Norfolk Southern Corp 20,026,879
49,455 * RXO, Inc 894,641
21,779 Ryder System, Inc 1,724,026
21,693 Schneider National, Inc 567,706
263,715 Southwest Airlines Co 7,987,927
110,116 * Uber Technologies, Inc 3,419,102
141,274 * United Airlines Holdings Inc 6,187,801
36,014 United Parcel Service, Inc (Class B) 6,475,677
41,407 * XPO Logistics, Inc 1,829,361
TOTAL TRANSPORTATION 125,769,566
UTILITIES - 5 .6%
237,691 AES Corp 5,623,769
106,785 Alliant Energy Corp 5,888,125
111,586 Ameren Corp 9,927,806
224,851 American Electric Power Co, Inc 20,780,729
84,408 American Water Works Co, Inc 12,513,486
62,771 Atmos Energy Corp 7,164,682
31,209 e Avangrid, Inc 1,256,474
55,901 Brookfield Renewable Corp 1,867,652
273,900 Centerpoint Energy, Inc 8,345,733
123,249 CMS Energy Corp 7,673,483
156,789 Consolidated Edison, Inc 15,439,013
142,019 Constellation Energy Corp 10,992,271
361,047 Dominion Energy, Inc 20,630,226
84,043 DTE Energy Co 9,447,274
337,957 Duke Energy Corp 33,417,188
163,620 Edison International 12,042,432
88,855 Entergy Corp 9,559,021
100,860 Essential Utilities Inc 4,306,722
96,934 Evergy, Inc 6,020,571
148,676 Eversource Energy 11,538,744
431,408 Exelon Corp 18,308,956
237,529 FirstEnergy Corp 9,453,654
48,916 Hawaiian Electric Industries, Inc 1,917,996
22,877 Idacorp, Inc 2,542,092
35,595 National Fuel Gas Co 1,989,761
869,465 NextEra Energy, Inc 66,627,103
177,763 NiSource, Inc 5,059,135

Large-Cap Value Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
94,735 NRG Energy, Inc $ 3,237,095
87,691 OGE Energy Corp 3,291,920
723,875 * PG&E Corp 12,385,501
50,445 Pinnacle West Capital Corp 3,957,915
321,598 PPL Corp 9,236,295
218,010 Public Service Enterprise Group, Inc 13,778,232
137,622 Sempra Energy 21,398,845
476,944 Southern Co 35,079,231
91,146 UGI Corp 3,088,026
74,753 Vistra Energy Corp 1,783,607
137,700 WEC Energy Group, Inc 13,242,609
238,528 Xcel Energy, Inc 16,675,492
TOTAL UTILITIES 457,488,866
TOTAL COMMON STOCKS 8,182,067,170
(Cost $6,022,653,452)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0 .1%
$ 5,420,000 r Fixed Income Clearing Corp (FICC) 4 .800% 05/01/23 5,420,000
TOTAL REPURCHASE AGREEMENT 5,420,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .2%
14,655,393 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .840 14,655,393
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 14,655,393
TOTAL SHORT-TERM INVESTMENTS 20,075,393
(Cost $20,075,393)
TOTAL INVESTMENTS - 100.2% 8,202,142,563
(Cost $6,042,728,845)
OTHER ASSETS & LIABILITIES, NET - (0.2)% (14,354,516)
NET ASSETS - 100.0% $ 8,187,788,047
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $24,841,116.
r Agreement with Fixed Income Clearing Corp (FICC), 4.800% dated 4/28/23 to be repurchased at $5,420,000 on 5/1/23, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 3/31/25, valued at $5,528,422.

Portfolios of Investments
(Unaudited)
S&P 500 Index Fund April 30, 2023
91
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 1 .6%
59,391 * Aptiv plc $ 6,108,958
52,065 BorgWarner, Inc 2,505,888
828,979 Ford Motor Co 9,848,271
296,757 General Motors Co 9,804,851
576,102 * Tesla, Inc 94,659,320
TOTAL AUTOMOBILES & COMPONENTS 122,927,288
BANKS - 3 .1%
1,491,137 Bank of America Corp 43,660,491
413,977 Citigroup, Inc 19,485,897
105,254 Citizens Financial Group, Inc 3,256,559
27,942 Comerica, Inc 1,211,845
144,737 Fifth Third Bancorp 3,792,109
311,014 Huntington Bancshares, Inc 3,483,357
628,471 JPMorgan Chase & Co 86,879,831
214,546 Keycorp 2,415,788
36,834 M&T Bank Corp 4,633,717
85,149 PNC Financial Services Group, Inc 11,090,657
199,876 Regions Financial Corp 3,649,736
287,606 Truist Financial Corp 9,370,204
297,999 US Bancorp 10,215,406
813,824 Wells Fargo & Co 32,349,504
32,129 Zions Bancorporation 895,114
TOTAL BANKS 236,390,215
CAPITAL GOODS - 5 .5%
117,818 3M Co 12,514,628
28,784 A.O. Smith Corp 1,965,659
20,001 Allegion plc 2,209,710
49,498 Ametek, Inc 6,827,259
120,639 * Boeing Co 24,945,732
176,030 Carrier Global Corp 7,361,575
111,423 Caterpillar, Inc 24,379,352
29,604 Cummins, Inc 6,958,124
58,079 Deere & Co 21,955,024
28,458 Dover Corp 4,159,421
84,269 Eaton Corp 14,083,035
120,805 Emerson Electric Co 10,058,224
121,051 Fastenal Co 6,517,386
75,820 Fortive Corp 4,783,484
13,740 * Generac Holdings, Inc 1,404,503
48,235 General Dynamics Corp 10,531,630
232,883 General Electric Co 23,048,431
143,307 Honeywell International, Inc 28,638,471
75,403 Howmet Aerospace, Inc 3,339,599
9,115 Huntington Ingalls 1,838,131
16,103 IDEX Corp 3,322,371
59,405 Illinois Tool Works, Inc 14,372,446
85,955 Ingersoll Rand, Inc 4,901,154
147,903 Johnson Controls International plc 8,850,516
41,513 L3Harris Technologies, Inc 8,101,262
48,529 Lockheed Martin Corp 22,539,294
50,263 Masco Corp 2,689,573
10,954 Nordson Corp 2,369,460
30,721 Northrop Grumman Corp 14,170,676
89,071 Otis Worldwide Corp 7,597,756
112,781 PACCAR, Inc 8,423,613
27,044 Parker-Hannifin Corp 8,786,055
38,310 Pentair plc 2,225,045

S&P 500 Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
31,132 Quanta Services, Inc $ 5,281,232
314,298 Raytheon Technologies Corp 31,398,370
24,811 Rockwell Automation, Inc 7,031,686
11,791 Snap-On, Inc 3,058,703
33,291 Stanley Black & Decker, Inc 2,874,345
43,484 Textron, Inc 2,910,819
48,940 Trane Technologies plc 9,093,541
10,904 TransDigm Group, Inc 8,341,560
14,620 United Rentals, Inc 5,279,428
9,675 W.W. Grainger, Inc 6,729,640
38,990 Westinghouse Air Brake Technologies Corp 3,808,153
39,203 Xylem, Inc 4,070,840
TOTAL CAPITAL GOODS 415,746,916
COMMERCIAL & PROFESSIONAL SERVICES - 1 .2%
88,936 Automatic Data Processing, Inc 19,565,920
25,548 Broadridge Financial Solutions, Inc 3,714,935
18,216 Cintas Corp 8,302,306
91,625 * Copart, Inc 7,242,956
85,852 * CoStar Group, Inc 6,606,312
25,753 Equifax, Inc 5,366,410
26,819 Jacobs Solutions, Inc 3,096,522
28,147 Leidos Holdings, Inc 2,624,989
67,663 Paychex, Inc 7,433,457
43,581 Republic Services, Inc 6,302,684
22,494 Robert Half International, Inc 1,642,062
50,118 Rollins, Inc 2,117,486
33,349 Verisk Analytics, Inc 6,473,374
79,934 Waste Management, Inc 13,273,041
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 93,762,454
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5 .1%
12,960 Advance Auto Parts, Inc 1,626,869
1,909,744 * Amazon.com, Inc 201,382,505
4,048 * AutoZone, Inc 10,781,079
49,358 Bath & Body Works, Inc 1,732,466
43,667 Best Buy Co, Inc 3,254,065
33,507 * CarMax, Inc 2,346,495
117,641 eBay, Inc 5,462,071
27,111 * Etsy, Inc 2,739,024
29,457 Genuine Parts Co 4,957,908
218,305 Home Depot, Inc 65,609,385
53,508 LKQ Corp 3,089,017
129,603 Lowe's Companies, Inc 26,935,391
13,321 * O'Reilly Automotive, Inc 12,219,486
8,446 Pool Corp 2,967,249
73,255 Ross Stores, Inc 7,818,506
248,177 TJX Companies, Inc 19,561,311
23,052 Tractor Supply Co 5,495,597
10,991 * Ulta Beauty, Inc 6,060,767
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 384,039,191
CONSUMER DURABLES & APPAREL - 0 .9%
66,221 DR Horton, Inc 7,272,390
32,958 * Garmin Ltd 3,235,487
26,063 Hasbro, Inc 1,543,451
54,565 Lennar Corp (Class A) 6,155,478
11,347 * Mohawk Industries, Inc 1,201,647
81,626 Newell Brands Inc 991,756
266,104 Nike, Inc (Class B) 33,720,699
642 * NVR, Inc 3,749,280

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
49,766 Pulte Homes, Inc $ 3,341,787
8,840 Ralph Lauren Corp 1,014,743
51,575 Tapestry, Inc 2,104,776
72,161 VF Corp 1,696,505
11,311 Whirlpool Corp 1,578,902
TOTAL CONSUMER DURABLES & APPAREL 67,606,901
CONSUMER SERVICES - 2 .2%
8,297 * Booking Holdings, Inc 22,288,314
46,453 * Caesars Entertainment, Inc 2,103,856
217,959 *,e Carnival Corp 2,007,402
5,878 * Chipotle Mexican Grill, Inc (Class A) 12,153,470
26,503 Darden Restaurants, Inc 4,026,601
7,397 Domino's Pizza, Inc 2,348,326
31,628 * Expedia Group, Inc 2,971,767
56,135 Hilton Worldwide Holdings, Inc 8,084,563
71,015 * Las Vegas Sands Corp 4,534,308
57,081 Marriott International, Inc (Class A) 9,666,096
156,669 McDonald's Corp 46,334,857
67,636 MGM Resorts International 3,038,209
95,480 *,e Norwegian Cruise Line Holdings Ltd 1,274,658
44,840 * Royal Caribbean Cruises Ltd 2,933,881
245,889 Starbucks Corp 28,102,654
22,831 * Wynn Resorts Ltd 2,609,127
60,933 Yum! Brands, Inc 8,565,961
TOTAL CONSUMER SERVICES 163,044,050
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .9%
95,086 Costco Wholesale Corp 47,849,177
47,520 Dollar General Corp 10,523,779
45,147 * Dollar Tree, Inc 6,939,545
137,437 Kroger Co 6,683,561
109,024 SYSCO Corp 8,366,502
98,630 Target Corp 15,558,883
153,207 Walgreens Boots Alliance, Inc 5,400,547
300,564 Walmart, Inc 45,376,147
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 146,698,141
ENERGY - 4 .7%
70,216 APA Corp 2,587,460
216,917 Baker Hughes Co 6,342,653
170,369 Cabot Oil & Gas Corp 4,361,446
381,138 Chevron Corp 64,252,244
263,588 ConocoPhillips 27,120,569
139,774 Devon Energy Corp 7,468,125
39,723 Diamondback Energy, Inc 5,648,611
125,901 EOG Resources, Inc 15,041,393
82,836 EQT Corp 2,886,006
882,106 Exxon Mobil Corp 104,388,424
192,855 Halliburton Co 6,316,001
59,577 Hess Corp 8,642,240
425,932 Kinder Morgan, Inc 7,304,734
132,719 Marathon Oil Corp 3,206,491
97,744 Marathon Petroleum Corp 11,924,768
155,305 Occidental Petroleum Corp 9,555,917
95,035 ONEOK, Inc 6,216,239
98,638 Phillips 66 9,765,162
50,206 Pioneer Natural Resources Co 10,922,315
304,173 Schlumberger Ltd 15,010,938
46,919 Targa Resources Investments, Inc 3,543,792
82,105 Valero Energy Corp 9,414,980

S&P 500 Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
264,232 Williams Cos, Inc $ 7,995,660
TOTAL ENERGY 349,916,168
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .4%
33,464 Alexandria Real Estate Equities, Inc 4,155,560
99,413 American Tower Corp 20,319,023
29,324 AvalonBay Communities, Inc 5,289,170
34,520 Boston Properties, Inc 1,841,987
24,314 Camden Property Trust 2,675,756
91,555 Crown Castle International Corp 11,269,505
61,608 Digital Realty Trust, Inc 6,108,433
19,857 Equinix, Inc 14,378,057
69,842 Equity Residential 4,417,507
13,822 Essex Property Trust, Inc 3,037,108
28,209 Extra Space Storage, Inc 4,288,896
16,965 Federal Realty Investment Trust 1,677,669
118,865 Healthpeak Properties Inc 2,611,464
150,719 Host Hotels and Resorts, Inc 2,437,126
119,794 Invitation Homes, Inc 3,997,526
62,884 Iron Mountain, Inc 3,473,712
142,558 Kimco Realty Corp 2,735,688
24,060 Mid-America Apartment Communities, Inc 3,700,428
197,911 d Prologis, Inc 24,788,353
33,582 Public Storage, Inc 9,900,981
132,261 Realty Income Corp 8,311,281
33,293 Regency Centers Corp 2,045,189
23,160 SBA Communications Corp 6,042,212
69,270 Simon Property Group, Inc 7,849,676
67,427 UDR, Inc 2,786,758
88,015 Ventas, Inc 4,229,121
213,664 VICI Properties, Inc 7,251,756
99,727 Welltower, Inc 7,900,373
158,068 Weyerhaeuser Co 4,727,814
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 184,248,129
FINANCIAL SERVICES - 7 .7%
127,631 American Express Co 20,591,986
22,623 Ameriprise Financial, Inc 6,902,730
155,287 Bank of New York Mellon Corp 6,613,673
386,168 * Berkshire Hathaway, Inc (Class B) 126,875,496
32,126 BlackRock, Inc 21,562,971
81,053 Capital One Financial Corp 7,886,457
22,920 CBOE Global Markets, Inc 3,201,924
326,823 Charles Schwab Corp 17,073,234
77,218 CME Group, Inc 14,344,788
58,000 Discover Financial Services 6,001,260
8,106 Factset Research Systems, Inc 3,337,159
126,757 Fidelity National Information Services, Inc 7,443,171
136,182 * Fiserv, Inc 16,630,546
16,029 * FleetCor Technologies, Inc 3,428,924
55,874 Franklin Resources, Inc 1,501,893
57,391 Global Payments, Inc 6,468,540
72,466 Goldman Sachs Group, Inc 24,887,723
120,567 Intercontinental Exchange Group, Inc 13,133,363
107,287 Invesco Ltd 1,837,826
14,549 Jack Henry & Associates, Inc 2,376,434
8,185 MarketAxess Holdings, Inc 2,605,859
180,826 Mastercard, Inc (Class A) 68,719,305
33,334 Moody's Corp 10,437,542
278,791 Morgan Stanley 25,082,826
17,192 MSCI, Inc (Class A) 8,294,280

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
71,448 Nasdaq Inc $ 3,956,076
43,909 Northern Trust Corp 3,431,928
243,815 * PayPal Holdings, Inc 18,529,940
40,980 Raymond James Financial, Inc 3,709,919
70,397 S&P Global, Inc 25,524,544
76,962 State Street Corp 5,561,274
93,177 Synchrony Financial 2,749,653
48,037 T Rowe Price Group, Inc 5,395,996
348,251 Visa, Inc (Class A) 81,048,455
TOTAL FINANCIAL SERVICES 577,147,695
FOOD, BEVERAGE & TOBACCO - 3 .7%
380,396 Altria Group, Inc 18,072,614
116,664 Archer-Daniels-Midland Co 9,109,125
39,931 Brown-Forman Corp (Class B) 2,599,109
31,642 Bunge Ltd 2,961,691
45,763 Campbell Soup Co 2,484,931
833,890 Coca-Cola Co 53,494,044
101,830 ConAgra Brands, Inc 3,865,467
34,282 Constellation Brands, Inc (Class A) 7,866,691
126,725 General Mills, Inc 11,231,637
31,206 Hershey Co 8,521,110
63,092 Hormel Foods Corp 2,551,440
22,881 J.M. Smucker Co 3,533,055
54,465 Kellogg Co 3,800,023
181,854 Keurig Dr Pepper, Inc 5,946,626
170,375 Kraft Heinz Co 6,690,626
30,548 Lamb Weston Holdings, Inc 3,415,572
55,999 McCormick & Co, Inc 4,919,512
42,893 Molson Coors Brewing Co (Class B) 2,551,276
291,873 Mondelez International, Inc 22,392,497
165,394 * Monster Beverage Corp 9,262,064
294,914 PepsiCo, Inc 56,296,133
332,290 Philip Morris International, Inc 33,219,031
58,365 Tyson Foods, Inc (Class A) 3,647,229
TOTAL FOOD, BEVERAGE & TOBACCO 278,431,503
HEALTH CARE EQUIPMENT & SERVICES - 6 .1%
373,648 Abbott Laboratories 41,276,895
15,544 * Align Technology, Inc 5,056,463
34,221 AmerisourceBergen Corp 5,709,774
109,533 Baxter International, Inc 5,222,533
61,134 Becton Dickinson & Co 16,158,328
307,321 * Boston Scientific Corp 16,017,570
57,798 Cardinal Health, Inc 4,745,216
119,307 * Centene Corp 8,223,831
63,957 Cigna Corp 16,199,668
10,666 Cooper Cos, Inc 4,068,546
273,565 CVS Health Corp 20,055,050
13,625 * DaVita, Inc 1,231,155
44,965 Dentsply Sirona, Inc 1,885,382
82,829 * Dexcom, Inc 10,050,471
130,586 * Edwards Lifesciences Corp 11,488,956
51,087 Elevance Health, Inc 23,941,923
78,737 * GE HealthCare Technologies, Inc 6,404,468
44,914 HCA Healthcare, Inc 12,905,140
27,628 * Henry Schein, Inc 2,232,619
53,492 * Hologic, Inc 4,600,847
26,957 Humana, Inc 14,300,419
17,642 * IDEXX Laboratories, Inc 8,682,687
14,677 * Insulet Corp 4,667,873

S&P 500 Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
74,705 * Intuitive Surgical, Inc $ 22,502,640
18,777 Laboratory Corp of America Holdings 4,256,934
29,602 McKesson Corp 10,782,232
283,659 Medtronic plc 25,798,786
12,529 * Molina Healthcare, Inc 3,732,264
24,689 Quest Diagnostics, Inc 3,427,080
31,904 Resmed, Inc 7,687,588
20,742 STERIS plc 3,910,904
72,105 Stryker Corp 21,606,263
10,022 Teleflex, Inc 2,731,195
200,073 UnitedHealth Group, Inc 98,453,923
14,379 Universal Health Services, Inc (Class B) 2,161,883
45,453 Zimmer Biomet Holdings, Inc 6,292,513
TOTAL HEALTH CARE EQUIPMENT & SERVICES 458,470,019
HOUSEHOLD & PERSONAL PRODUCTS - 1 .7%
52,195 Church & Dwight Co, Inc 5,069,178
26,239 Clorox Co 4,345,703
179,247 Colgate-Palmolive Co 14,303,911
49,618 Estee Lauder Cos (Class A) 12,241,753
73,694 Kimberly-Clark Corp 10,677,524
505,463 Procter & Gamble Co 79,044,304
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 125,682,373
INSURANCE - 2 .2%
120,025 Aflac, Inc 8,383,746
56,488 Allstate Corp 6,539,051
155,109 American International Group, Inc 8,226,981
43,902 Aon plc 14,276,052
80,117 * Arch Capital Group Ltd 6,014,383
45,337 Arthur J. Gallagher & Co 9,432,816
12,080 Assurant, Inc 1,487,411
51,483 Brown & Brown, Inc 3,314,991
89,106 Chubb Ltd 17,960,205
33,370 Cincinnati Financial Corp 3,551,903
8,270 Everest Re Group Ltd 3,126,060
19,933 Globe Life, Inc 2,163,129
67,007 Hartford Financial Services Group, Inc 4,756,827
33,892 Lincoln National Corp 736,473
44,446 Loews Corp 2,558,756
106,102 Marsh & McLennan Cos, Inc 19,118,520
141,103 Metlife, Inc 8,653,847
47,542 Principal Financial Group 3,550,912
125,569 Progressive Corp 17,127,612
76,727 Prudential Financial, Inc 6,675,249
48,921 Travelers Cos, Inc 8,861,550
43,333 W.R. Berkley Corp 2,553,180
22,497 Willis Towers Watson plc 5,210,305
TOTAL INSURANCE 164,279,959
MATERIALS - 2 .6%
47,709 Air Products & Chemicals, Inc 14,043,621
25,733 Albemarle Corp 4,772,442
335,491 Amcor plc 3,680,336
17,087 Avery Dennison Corp 2,981,340
66,037 Ball Corp 3,511,848
21,757 Celanese Corp (Series A) 2,311,464
41,018 CF Industries Holdings, Inc 2,936,068
150,972 Corteva, Inc 9,227,409
151,102 Dow, Inc 8,219,949
95,844 DuPont de Nemours, Inc 6,682,244

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
26,022 Eastman Chemical Co $ 2,192,874
53,608 Ecolab, Inc 8,997,567
27,638 FMC Corp 3,415,504
305,035 Freeport-McMoRan, Inc (Class B) 11,563,877
54,204 International Flavors & Fragrances, Inc 5,255,620
76,930 International Paper Co 2,547,152
105,459 Linde plc 38,961,828
53,953 LyondellBasell Industries NV 5,104,493
13,591 Martin Marietta Materials, Inc 4,936,251
70,601 Mosaic Co 3,025,253
170,235 Newmont Goldcorp Corp 8,069,139
54,225 Nucor Corp 8,035,061
21,086 Packaging Corp of America 2,852,092
49,601 PPG Industries, Inc 6,957,036
31,418 Sealed Air Corp 1,507,750
49,815 Sherwin-Williams Co 11,833,055
36,532 Steel Dynamics, Inc 3,797,501
28,032 Vulcan Materials Co 4,908,964
53,922 WestRock Co 1,613,885
TOTAL MATERIALS 193,941,623
MEDIA & ENTERTAINMENT - 7 .2%
153,084 * Activision Blizzard, Inc 11,896,158
1,275,884 * Alphabet, Inc (Class A) 136,953,388
1,112,281 * Alphabet, Inc (Class C) 120,371,050
22,421 * Charter Communications, Inc 8,266,623
900,979 Comcast Corp (Class A) 37,273,501
79,581 * DISH Network Corp (Class A) 597,653
56,399 Electronic Arts, Inc 7,178,465
62,585 Fox Corp (Class A) 2,081,577
31,642 Fox Corp (Class B) 966,347
81,983 Interpublic Group of Cos, Inc 2,929,253
28,867 * Live Nation, Inc 1,956,605
58,828 * Match Group, Inc 2,170,753
476,703 * Meta Platforms, Inc 114,561,265
95,489 * Netflix, Inc 31,504,686
78,343 News Corp (Class A) 1,379,620
23,960 News Corp (Class B) 425,290
43,756 Omnicom Group, Inc 3,962,981
112,329 Paramount Global (Class B) 2,620,635
34,995 * Take-Two Interactive Software, Inc 4,349,528
391,490 * Walt Disney Co 40,127,725
471,606 * Warner Bros Discovery, Inc 6,418,558
TOTAL MEDIA & ENTERTAINMENT 537,991,661
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .2%
378,764 AbbVie, Inc 57,238,816
62,397 Agilent Technologies, Inc 8,450,426
114,645 Amgen, Inc 27,484,992
31,239 * Biogen, Inc 9,503,841
4,656 * Bio-Rad Laboratories, Inc (Class A) 2,098,878
34,375 Bio-Techne Corp 2,745,875
454,910 Bristol-Myers Squibb Co 30,374,341
39,403 * Catalent, Inc 1,974,878
11,068 * Charles River Laboratories International, Inc 2,104,248
139,999 Danaher Corp 33,167,163
168,878 Eli Lilly & Co 66,852,045
265,684 Gilead Sciences, Inc 21,841,882
34,026 * Illumina, Inc 6,994,385
39,212 * Incyte Corp 2,917,765
39,083 * IQVIA Holdings, Inc 7,356,593

S&P 500 Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
560,268 Johnson & Johnson $ 91,715,872
542,775 Merck & Co, Inc 62,674,229
4,768 * Mettler-Toledo International, Inc 7,111,472
70,198 * Moderna, Inc 9,328,612
56,845 Organon & Co 1,400,092
27,302 PerkinElmer, Inc 3,562,638
1,202,340 Pfizer, Inc 46,759,003
22,947 * Regeneron Pharmaceuticals, Inc 18,398,675
84,041 Thermo Fisher Scientific, Inc 46,634,351
55,039 * Vertex Pharmaceuticals, Inc 18,753,438
265,288 Viatris, Inc 2,475,137
13,028 * Waters Corp 3,913,090
16,033 West Pharmaceutical Services, Inc 5,791,761
99,627 Zoetis, Inc 17,512,434
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 617,136,932
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .1%
67,569 * CBRE Group, Inc 5,179,840
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 5,179,840
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6 .0%
345,716 * Advanced Micro Devices, Inc 30,896,639
108,780 Analog Devices, Inc 19,567,347
181,258 Applied Materials, Inc 20,487,592
89,508 Broadcom, Inc 56,076,762
29,092 * Enphase Energy, Inc 4,776,906
21,748 * First Solar, Inc 3,970,750
887,226 Intel Corp 27,557,240
29,726 KLA Corp 11,490,288
28,715 Lam Research Corp 15,048,957
115,480 Microchip Technology, Inc 8,428,885
231,606 Micron Technology, Inc 14,906,162
9,728 Monolithic Power Systems, Inc 4,494,044
526,856 NVIDIA Corp 146,197,272
55,032 NXP Semiconductors NV 9,010,940
92,766 * ON Semiconductor Corp 6,675,441
21,803 * Qorvo, Inc 2,007,620
238,908 QUALCOMM, Inc 27,904,454
33,436 Skyworks Solutions, Inc 3,540,872
11,927 * SolarEdge Technologies, Inc 3,406,709
32,692 Teradyne, Inc 2,987,395
194,174 Texas Instruments, Inc 32,465,893
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 451,898,168
SOFTWARE & SERVICES - 10 .8%
135,015 Accenture plc 37,843,354
98,293 * Adobe, Inc 37,111,505
33,360 * Akamai Technologies, Inc 2,734,519
18,893 * Ansys, Inc 5,930,891
46,151 * Autodesk, Inc 8,989,753
59,216 * Cadence Design Systems, Inc 12,402,791
31,630 * Ceridian HCM Holding, Inc 2,007,872
107,267 Cognizant Technology Solutions Corp (Class A) 6,404,913
47,282 * DXC Technology Co 1,127,676
12,625 * EPAM Systems, Inc 3,565,805
5,373 * Fair Isaac Corp 3,911,275
140,725 * Fortinet, Inc 8,872,711
17,056 * Gartner, Inc 5,158,758
125,151 Gen Digital, Inc 2,211,418
192,887 International Business Machines Corp 24,382,846
60,190 Intuit, Inc 26,721,350

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
1,594,513 Microsoft Corp $ 489,930,064
329,961 Oracle Corp 31,253,906
10,237 * Paycom Software, Inc 2,972,518
22,980 * PTC, Inc 2,890,654
22,615 Roper Technologies, Inc 10,284,850
214,216 * Salesforce, Inc 42,494,028
43,292 * ServiceNow, Inc 19,889,211
32,899 * Synopsys, Inc 12,216,057
8,869 * Tyler Technologies, Inc 3,361,617
19,945 * VeriSign, Inc 4,423,801
TOTAL SOFTWARE & SERVICES 809,094,143
TECHNOLOGY HARDWARE & EQUIPMENT - 8 .8%
127,250 Amphenol Corp (Class A) 9,603,557
3,185,794 Apple, Inc 540,565,526
52,549 * Arista Networks, Inc 8,416,248
29,080 CDW Corp 4,931,677
880,406 Cisco Systems, Inc 41,599,183
162,700 Corning, Inc 5,404,894
13,932 * F5 Networks, Inc 1,871,904
268,587 Hewlett Packard Enterprise Co 3,846,166
188,355 HP, Inc 5,596,027
67,725 Juniper Networks, Inc 2,041,909
37,239 * Keysight Technologies, Inc 5,386,249
36,165 Motorola Solutions, Inc 10,538,481
46,030 NetApp, Inc 2,894,827
41,069 Seagate Technology Holdings plc 2,413,625
68,302 TE Connectivity Ltd 8,358,116
9,850 * Teledyne Technologies, Inc 4,081,840
52,825 * Trimble Inc 2,488,057
68,050 * Western Digital Corp 2,343,642
10,843 * Zebra Technologies Corp (Class A) 3,123,109
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 665,505,037
TELECOMMUNICATION SERVICES - 1 .1%
1,525,565 AT&T, Inc 26,956,734
126,866 * T-Mobile US, Inc 18,256,017
899,350 Verizon Communications, Inc 34,921,760
TOTAL TELECOMMUNICATION SERVICES 80,134,511
TRANSPORTATION - 1 .6%
31,820 * Alaska Air Group, Inc 1,382,897
141,481 * American Airlines Group, Inc 1,929,801
24,570 CH Robinson Worldwide, Inc 2,478,376
445,934 CSX Corp 13,663,418
139,914 * Delta Air Lines, Inc 4,800,449
34,600 Expeditors International of Washington, Inc 3,938,864
50,093 FedEx Corp 11,410,183
18,239 JB Hunt Transport Services, Inc 3,197,114
48,794 Norfolk Southern Corp 9,906,646
19,556 Old Dominion Freight Line 6,265,547
124,321 Southwest Airlines Co 3,765,683
131,084 Union Pacific Corp 25,653,139
70,171 * United Airlines Holdings Inc 3,073,490
156,104 United Parcel Service, Inc (Class B) 28,069,060
TOTAL TRANSPORTATION 119,534,667
UTILITIES - 2 .9%
144,347 AES Corp 3,415,250
54,062 Alliant Energy Corp 2,980,979
53,770 Ameren Corp 4,783,917

S&P 500 Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
107,085 American Electric Power Co, Inc $ 9,896,796
42,276 American Water Works Co, Inc 6,267,417
29,968 Atmos Energy Corp 3,420,547
135,135 Centerpoint Energy, Inc 4,117,563
62,229 CMS Energy Corp 3,874,378
74,538 Consolidated Edison, Inc 7,339,757
71,338 Constellation Energy Corp 5,521,561
179,904 Dominion Energy, Inc 10,279,715
40,094 DTE Energy Co 4,506,967
167,185 Duke Energy Corp 16,531,253
82,146 Edison International 6,045,946
44,118 Entergy Corp 4,746,214
49,448 Evergy, Inc 3,071,215
72,048 Eversource Energy 5,591,645
216,605 Exelon Corp 9,192,716
116,302 FirstEnergy Corp 4,628,820
426,071 NextEra Energy, Inc 32,649,821
89,662 NiSource, Inc 2,551,780
50,054 NRG Energy, Inc 1,710,345
346,801 * PG&E Corp 5,933,765
25,719 Pinnacle West Capital Corp 2,017,913
156,791 PPL Corp 4,503,038
106,519 Public Service Enterprise Group, Inc 6,732,001
66,558 Sempra Energy 10,349,103
236,516 Southern Co 17,395,752
69,113 WEC Energy Group, Inc 6,646,597
113,851 Xcel Energy, Inc 7,959,323
TOTAL UTILITIES 214,662,094
TOTAL COMMON STOCKS 7,463,469,678
(Cost $3,385,738,970)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0 .4%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000% 05/03/23 4,998,737
6,000,000 FHLB 0 .000 06/09/23 5,969,233
10,000,000 FHLB 0 .000 08/23/23 9,849,062
4,850,000 Tennessee Valley Authority (TVA) 0 .000 05/03/23 4,848,775
TOTAL GOVERNMENT AGENCY DEBT 25,665,807
REPURCHASE AGREEMENT - 0 .1%
10,545,000 r Fixed Income Clearing Corp (FICC) 4 .800 05/01/23 10,545,000
TOTAL REPURCHASE AGREEMENT 10,545,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .0%
210,274 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .840 210,274
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 210,274
TOTAL SHORT-TERM INVESTMENTS 36,421,081
(Cost $36,414,473)
TOTAL INVESTMENTS - 99.8% 7,499,890,759
(Cost $3,422,153,443)
OTHER ASSETS & LIABILITIES, NET - 0.2% 18,766,290
NET ASSETS - 100.0% $ 7,518,657,049

See Notes to Financial Statements
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,998,312.
r Agreement with Fixed Income Clearing Corp (FICC), 4.800% dated 4/28/23 to be repurchased at $10,545,000 on 5/1/23, collateralized by Government Agency Securities, with coupon rate 2.625% and maturity date 4/15/25, valued at $10,755,945.
Futures contracts outstanding as of April 30, 2023 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 239 06/16/23  $ 49,728,515 $ 50,052,575 $ 324,060

Small-Cap Blend Index Fund April 30, 2023
Portfolios of Investments
(Unaudited)
102
See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 1 .6%
130,666 * Adient plc $ 4,826,802
152,153 * American Axle & Manufacturing Holdings, Inc 1,087,894
387,607 *,e Canoo, Inc 292,643
256,971 *,e Cenntro Electric Group Ltd 95,285
176,054 Dana Inc 2,603,839
35,821 * Dorman Products, Inc 3,086,337
240,179 *,e Fisker, Inc 1,546,753
58,301 * Fox Factory Holding Corp 6,463,832
46,226 * Gentherm, Inc 2,757,381
386,619 * Goodyear Tire & Rubber Co 4,125,225
34,218 LCI Industries, Inc 3,865,265
216,627 *,e Lordstown Motors Corp 113,296
348,946 *,e Luminar Technologies, Inc 2,100,655
67,297 * Modine Manufacturing Co 1,407,180
26,129 * Motorcar Parts of America, Inc 127,248
30,593 Patrick Industries, Inc 2,099,597
182,670 *,e Solid Power, Inc 414,661
27,671 Standard Motor Products, Inc 996,433
35,980 * Stoneridge, Inc 677,503
38,274 * Visteon Corp 5,373,287
40,384 Winnebago Industries, Inc 2,347,926
288,272 *,e Workhorse Group, Inc 271,610
30,055 * XPEL, Inc 2,195,818
TOTAL AUTOMOBILES & COMPONENTS 48,876,470
BANKS - 8 .0%
22,523 1st Source Corp 938,759
11,792 e ACNB Corp 357,651
24,152 Amalgamated Financial Corp 393,195
40,519 Amerant Bancorp Inc 753,653
14,438 American National Bankshares, Inc 417,114
90,964 Ameris Bancorp 3,047,294
19,697 Arrow Financial Corp 425,258
204,530 Associated Banc-Corp 3,646,770
101,016 Atlantic Union Bankshares Corp 2,891,078
76,952 * Axos Financial, Inc 3,129,638
68,341 Banc of California, Inc 775,670
27,106 Bancfirst Corp 2,165,498
10,440 e Bank First Corp 713,992
24,741 Bank of Marin Bancorp 436,184
65,975 Bank of NT Butterfield & Son Ltd 1,697,537
104,726 BankUnited 2,361,571
7,880 e Bankwell Financial Group, Inc 183,289
46,687 Banner Corp 2,330,615
23,266 Bar Harbor Bankshares 576,997
17,953 Baycom Corp 299,456
17,299 BCB Bancorp, Inc 204,128
58,022 Berkshire Hills Bancorp, Inc 1,234,128
36,744 * Blue Foundry Bancorp 353,477
22,285 Blue Ridge Bankshares, Inc 215,496
28,761 * Bridgewater Bancshares, Inc 286,172
116,618 Brookline Bancorp, Inc 1,112,536
32,019 Business First Bancshares, Inc 493,733
31,420 Byline Bancorp, Inc 607,977
248,708 Cadence BanCorp 5,028,876
9,377 Cambridge Bancorp 484,322
21,791 Camden National Corp 696,222
12,139 Capital Bancorp, Inc 204,542
18,901 Capital City Bank Group, Inc 575,724

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
181,435 Capitol Federal Financial $ 1,124,897
26,939 Capstar Financial Holdings, Inc 360,444
33,893 * Carter Bankshares, Inc 435,525
94,969 Cathay General Bancorp 3,026,662
36,449 Central Pacific Financial Corp 578,810
19,873 Citizens & Northern Corp 379,574
20,959 City Holding Co 1,911,251
18,904 Civista Bancshares, Inc 300,006
32,004 CNB Financial Corp 600,395
13,841 * Coastal Financial Corp 501,736
22,879 Colony Bankcorp Inc 226,045
45,268 *,e Columbia Financial, Inc 759,597
73,027 Community Bank System, Inc 3,648,429
23,112 Community Trust Bancorp, Inc 832,263
53,399 ConnectOne Bancorp, Inc 842,636
59,959 * CrossFirst Bankshares, Inc 601,389
44,846 * Customers Bancorp, Inc 979,437
183,751 CVB Financial Corp 2,750,752
45,964 Dime Community Bancshares, Inc 946,858
42,002 Eagle Bancorp, Inc 1,054,250
211,771 Eastern Bankshares, Inc 2,467,132
12,398 Enterprise Bancorp, Inc 357,558
47,861 Enterprise Financial Services Corp 2,046,536
21,429 Equity Bancshares, Inc 504,653
9,679 Esquire Financial Holdings, Inc 374,190
16,904 e Farmers & Merchants Bancorp, Inc 385,411
51,109 Farmers National Banc Corp 597,464
48,789 FB Financial Corp 1,435,860
20,676 Financial Institutions, Inc 361,416
247,124 First Bancorp 2,903,707
53,480 First Bancorp 1,646,114
13,531 First Bancorp, Inc 334,216
32,693 First Bancshares, Inc 820,594
21,560 e First Bank 209,348
71,497 First Busey Corp 1,299,815
11,200 First Business Financial Services, Inc 321,328
134,738 First Commonwealth Financial Corp 1,681,530
21,836 First Community Bancshares, Inc 511,181
126,848 First Financial Bancorp 2,625,754
178,131 First Financial Bankshares, Inc 5,212,113
17,266 First Financial Corp 596,540
80,158 First Foundation, Inc 504,194
8,447 e First Guaranty Bancshares, Inc 114,795
10,642 First Internet Bancorp 156,544
122,530 First Interstate Bancsystem, Inc 3,135,543
75,678 First Merchants Corp 2,208,284
24,674 First Mid-Illinois Bancshares, Inc 650,407
36,510 First of Long Island Corp 427,167
11,035 * First Western Financial, Inc 195,982
16,956 Five Star Bancorp 360,485
38,663 Flushing Financial Corp 465,116
220,744 Fulton Financial Corp 2,633,476
17,596 *,e FVCBankcorp, Inc 169,098
37,852 German American Bancorp, Inc 1,100,358
152,338 Glacier Bancorp, Inc 5,062,192
14,218 Great Southern Bancorp, Inc 723,412
9,442 e Greene County Bancorp, Inc 194,033
11,476 Guaranty Bancshares, Inc 276,686
118,135 Hancock Whitney Corp 4,314,290
40,201 Hanmi Financial Corp 649,648
57,370 HarborOne Northeast Bancorp, Inc 616,728

Small-Cap Blend Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
14,060 HBT Financial, Inc $ 248,018
54,387 Heartland Financial USA, Inc 1,770,841
89,942 Heritage Commerce Corp 764,507
45,837 Heritage Financial Corp 807,190
67,069 Hilltop Holdings, Inc 2,080,480
2,335 e Hingham Institution for Savings 454,298
10,191 Home Bancorp, Inc 319,284
257,378 Home Bancshares, Inc 5,603,119
25,132 HomeStreet, Inc 245,288
23,489 HomeTrust Bancshares, Inc 490,215
154,369 Hope Bancorp, Inc 1,404,758
62,708 Horizon Bancorp 660,315
27,331 Independent Bank Corp 487,038
62,736 Independent Bank Corp 3,513,216
47,956 Independent Bank Group, Inc 1,744,639
74,627 International Bancshares Corp 3,184,334
15,873 John Marshall Bancorp, Inc 289,206
82,192 Kearny Financial Corp 640,276
85,125 Lakeland Bancorp, Inc 1,220,693
34,300 Lakeland Financial Corp 1,737,981
43,916 Live Oak Bancshares, Inc 1,034,661
20,572 Luther Burbank Corp 185,971
31,812 Macatawa Bank Corp 297,442
21,514 Mercantile Bank Corp 603,683
36,082 Meta Financial Group, Inc 1,606,731
25,254 Metrocity Bankshares, Inc 412,903
16,773 * Metropolitan Bank Holding Corp 538,246
19,978 Mid Penn Bancorp, Inc 451,902
30,386 Midland States Bancorp, Inc 607,720
19,523 MidWestOne Financial Group, Inc 404,126
14,402 MVB Financial Corp 262,837
38,325 National Bank Holdings Corp 1,218,735
55,298 NBT Bancorp, Inc 1,782,808
17,526 * Nicolet Bankshares, Inc 1,004,415
9,396 Northeast Bank 346,243
65,928 Northfield Bancorp, Inc 686,970
169,890 Northwest Bancshares, Inc 1,986,014
76,927 OceanFirst Financial Corp 1,230,832
63,196 OFG Bancorp 1,615,922
402,534 Old National Bancorp 5,397,981
59,123 Old Second Bancorp, Inc 726,622
30,886 Origin Bancorp, Inc 908,975
13,166 Orrstown Financial Services, Inc 252,392
128,351 Pacific Premier Bancorp, Inc 2,854,526
19,482 Park National Corp 2,110,290
14,104 Parke Bancorp, Inc 242,448
16,298 PCB Bancorp 225,238
22,380 Peapack Gladstone Financial Corp 594,413
39,724 Peoples Bancorp, Inc 1,035,207
9,455 Peoples Financial Services Corp 381,509
16,955 *,e Pioneer Bancorp, Inc 149,543
17,517 Preferred Bank 842,217
49,051 Premier Financial Corp 814,737
26,697 Primis Financial Corp 236,268
20,144 Provident Bancorp Inc 137,584
101,591 Provident Financial Services, Inc 1,775,811
20,262 QCR Holdings, Inc 838,847
19,233 RBB Bancorp 239,259
5,706 Red River Bancshares Inc 262,476
74,644 Renasant Corp 2,098,989
10,738 Republic Bancorp, Inc (Class A) 422,003

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
60,595 *,e Republic First Bancorp, Inc $ 74,532
55,160 S&T Bancorp, Inc 1,518,555
58,089 Sandy Spring Bancorp, Inc 1,305,841
99,336 Seacoast Banking Corp of Florida 2,204,266
68,820 ServisFirst Bancshares, Inc 3,475,410
24,792 Shore Bancshares, Inc 329,238
18,048 Sierra Bancorp 295,807
166,157 Simmons First National Corp (Class A) 2,776,483
21,563 SmartFinancial, Inc 464,467
13,413 South Plains Financial Inc 275,369
102,778 South State Corp 7,089,626
10,600 * Southern First Bancshares, Inc 292,348
11,088 Southern Missouri Bancorp, Inc 402,273
39,907 Southside Bancshares, Inc 1,266,249
60,764 Stellar Bancorp, Inc 1,393,926
23,940 * Sterling Bancorp, Inc 129,755
39,679 Stock Yards Bancorp, Inc 1,928,399
14,067 Summit Financial Group, Inc 273,322
66,343 * Texas Capital Bancshares, Inc 3,333,736
74,891 * The Bancorp, Inc 2,389,772
17,897 * Third Coast Bancshares, Inc 249,484
18,120 Tompkins Financial Corp 1,062,194
94,495 Towne Bank 2,238,587
40,828 Trico Bancshares 1,462,051
32,099 Triumph Bancorp, Inc 1,667,864
25,242 TrustCo Bank Corp NY 753,221
81,793 Trustmark Corp 1,954,035
60,546 UMB Financial Corp 3,851,331
178,300 United Bankshares, Inc 5,907,079
145,627 United Community Banks, Inc 3,626,112
7,945 e Unity Bancorp, Inc 183,927
39,080 Univest Financial Corp 786,290
15,236 *,e USCB Financial Holdings, Inc 145,047
589,287 Valley National Bancorp 5,527,512
76,171 Veritex Holdings, Inc 1,310,903
87,860 Washington Federal, Inc 2,463,594
22,490 Washington Trust Bancorp, Inc 632,194
77,647 WesBanco, Inc 2,066,963
22,562 West Bancorporation, Inc 388,743
34,720 Westamerica Bancorporation 1,406,507
83,915 WSFS Financial Corp 2,951,291
TOTAL BANKS 249,895,901
CAPITAL GOODS - 11 .3%
170,902 * 3D Systems Corp 1,565,462
60,117 Aaon, Inc 5,891,466
45,361 * AAR Corp 2,394,154
108,658 * Aerojet Rocketdyne Holdings, Inc 6,129,398
34,015 * Aerovironment, Inc 3,424,970
32,808 *,e AerSale Corp 530,833
13,958 Alamo Group, Inc 2,466,797
42,671 Albany International Corp (Class A) 3,892,022
18,217 Allied Motion Technologies, Inc 627,029
27,778 Alta Equipment Group, Inc 392,781
43,486 * Ameresco, Inc 1,809,018
22,409 * American Woodmark Corp 1,132,103
283,218 * API Group Corp 6,446,042
31,496 Apogee Enterprises, Inc 1,340,470
52,414 Applied Industrial Technologies, Inc 7,110,483
199,523 *,e Archer Aviation, Inc 395,056
66,811 Arcosa, Inc 4,512,415

Small-Cap Blend Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
19,637 Argan, Inc $ 789,996
207,694 * Array Technologies, Inc 4,247,342
31,826 Astec Industries, Inc 1,313,777
248,107 *,e Astra Space, Inc 104,825
34,552 * Astronics Corp 509,296
54,045 * Atkore International Group, Inc 6,827,505
32,520 AZZ, Inc 1,226,980
80,764 * Babcock & Wilcox Enterprises, Inc 502,352
66,958 Barnes Group, Inc 2,814,245
70,319 * Beacon Roofing Supply, Inc 4,231,797
69,076 *,e Berkshire Grey, Inc 94,634
56,676 *,e Blink Charging Co 404,100
247,194 * Bloom Energy Corp 4,115,780
24,745 * Blue Bird Corp 462,731
12,745 * BlueLinx Holdings, Inc 892,915
54,008 Boise Cascade Co 3,689,286
39,783 e Brookfield Business Corp 734,394
25,296 Cadre Holdings, Inc 532,734
28,872 e Caesarstone Sdot-Yam Ltd 131,656
58,583 * Chart Industries, Inc 7,797,397
24,582 * CIRCOR International, Inc 684,363
37,075 Columbus McKinnon Corp 1,286,873
48,589 Comfort Systems USA, Inc 7,263,570
32,351 * Concrete Pumping Holdings Inc 224,839
53,512 * Construction Partners Inc 1,388,101
20,324 CSW Industrials, Inc 2,737,033
79,327 *,e Custom Truck One Source, Inc 498,174
122,499 *,e Decarbonization Plus Acquisition Corp 101,870
369,528 *,e Desktop Metal, Inc 812,962
29,703 Douglas Dynamics, Inc 870,595
15,400 * Ducommun, Inc 770,000
21,271 * DXP Enterprises, Inc 536,029
39,955 * Dycom Industries, Inc 3,700,632
64,665 EMCOR Group, Inc 11,057,715
24,274 Encore Wire Corp 3,794,754
73,823 * Energy Recovery, Inc 1,663,232
161,687 * Energy Vault Holdings, Inc 273,251
80,935 Enerpac Tool Group Corp 1,923,016
55,652 EnerSys 4,617,446
152,908 *,e Enovix Corp 1,654,465
28,563 EnPro Industries, Inc 2,692,634
35,166 ESCO Technologies, Inc 3,290,483
112,738 *,e ESS Tech, Inc 120,630
161,237 * Evoqua Water Technologies Corp 7,973,170
81,650 Federal Signal Corp 4,195,177
52,183 *,e Fluence Energy, Inc 942,425
195,369 * Fluor Corp 5,677,423
62,885 Franklin Electric Co, Inc 5,626,321
60,542 *,e FTC Solar, Inc 165,280
553,351 *,e FuelCell Energy, Inc 1,040,300
48,095 GATX Corp 5,478,501
42,615 * Gibraltar Industries, Inc 2,132,455
16,083 Global Industrial Co 428,612
57,587 * GMS, Inc 3,343,501
31,797 Gorman-Rupp Co 780,616
272,867 GrafTech International Ltd 1,285,204
59,822 Granite Construction, Inc 2,281,013
92,133 * Great Lakes Dredge & Dock Corp 527,922
42,933 Greenbrier Cos, Inc 1,135,578
60,899 Griffon Corp 1,732,577
43,018 H&E Equipment Services, Inc 1,570,157

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
127,273 * Heliogen, Inc $ 35,726
44,563 Helios Technologies, Inc 2,680,019
34,519 Herc Holdings, Inc 3,452,590
94,970 Hillenbrand, Inc 4,332,531
182,868 * Hillman Solutions Corp 1,536,091
57,445 * Hudson Technologies, Inc 444,050
44,940 *,e Hydrofarm Holdings Group, Inc 70,556
187,746 *,e Hyliion Holdings Corp 257,212
14,404 Hyster-Yale Materials Handling, Inc 758,515
11,331 * IES Holdings, Inc 489,386
27,352 Insteel Industries, Inc 753,001
118,753 * Janus International Group, Inc 1,068,777
110,452 * JELD-WEN Holding, Inc 1,411,577
43,320 John Bean Technologies Corp 4,709,317
15,881 Kadant, Inc 2,951,166
39,353 Kaman Corp 868,521
7,176 Karat Packaging, Inc 97,307
111,631 Kennametal, Inc 2,897,941
167,693 * Kratos Defense & Security Solutions, Inc 2,163,240
7,476 * Lawson Products, Inc 348,980
14,764 Lindsay Corp 1,782,605
35,921 Luxfer Holdings plc 547,795
45,765 * Manitowoc Co, Inc 699,747
162,069 *,e Markforged Holding Corp 158,001
30,558 * Masonite International Corp 2,793,307
100,907 Maxar Technologies, Inc 5,319,817
32,462 McGrath RentCorp 2,885,223
237,895 *,e Microvast Holdings, Inc 249,790
16,309 Miller Industries, Inc 531,673
78,636 *,e Momentus, Inc 33,821
39,023 Moog, Inc (Class A) 3,516,363
111,751 * MRC Global, Inc 1,088,455
76,647 Mueller Industries, Inc 5,507,087
215,814 Mueller Water Products, Inc (Class A) 2,891,908
22,003 * MYR Group, Inc 2,816,164
6,945 National Presto Industries, Inc 472,399
40,969 * NEXTracker, Inc 1,290,114
453,504 *,e Nikola Corp 401,578
16,298 * Northwest Pipe Co 448,847
155,646 * NOW, Inc 1,660,743
43,385 *,e NuScale Power Corp 384,825
4,550 Omega Flex, Inc 500,545
27,268 Park Aerospace Corp 356,665
47,201 * Parsons Corp 2,053,243
79,388 * PGT Innovations, Inc 2,037,096
12,060 Powell Industries, Inc 483,124
3,385 Preformed Line Products Co 420,688
73,659 Primoris Services Corp 1,863,573
202,938 *,e Proterra, Inc 237,437
37,417 * Proto Labs, Inc 1,076,487
43,563 Quanex Building Products Corp 832,053
39,127 * RBC Bearings, Inc 8,882,220
27,132 *,e Redwire Corp 87,636
198,148 * Resideo Technologies, Inc 3,527,034
51,343 REV Group, Inc 550,910
291,922 *,e Rocket Lab USA, Inc 1,144,334
56,944 Rush Enterprises, Inc (Class A) 3,024,296
8,444 Rush Enterprises, Inc (Class B) 494,649
152,927 * Sarcos Technology and Robotics Corp 61,186
223,417 * Shoals Technologies Group, Inc 4,667,181
46,436 Shyft Group, Inc 1,164,615

Small-Cap Blend Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
58,493 Simpson Manufacturing Co, Inc $ 7,357,250
59,898 * SPX Technologies, Inc 3,814,305
16,104 Standex International Corp 1,977,732
210,824 *,e Stem, Inc 891,785
38,314 * Sterling Construction Co, Inc 1,414,553
115,662 *,e SunPower Corp 1,529,052
25,158 Tennant Co 1,922,574
91,462 Terex Corp 4,078,291
85,501 *,e Terran Orbital Corp 152,192
60,103 Textainer Group Holdings Ltd 2,109,615
45,098 * Thermon Group Holdings 937,136
68,813 * Titan International, Inc 671,615
29,296 * Titan Machinery, Inc 918,430
48,748 * TPI Composites, Inc 602,525
9,859 * Transcat Inc 752,143
114,333 Trinity Industries, Inc 2,738,275
79,957 Triton International Ltd 6,610,045
86,691 * Triumph Group, Inc 937,130
70,771 * Tutor Perini Corp 375,086
81,908 UFP Industries, Inc 6,431,416
16,056 * Vectrus, Inc 693,619
79,225 *,e Velo3D, Inc 185,386
17,713 Veritiv Corp 2,034,692
29,577 * Vicor Corp 1,270,924
321,973 *,e Virgin Galactic Holdings, Inc 1,171,982
64,682 Wabash National Corp 1,660,387
37,387 Watts Water Technologies, Inc (Class A) 6,046,599
49,830 *,e Xometry, Inc 692,139
76,493 *,e Xos, Inc 38,813
170,338 Zurn Water Solutions Corp 3,670,784
TOTAL CAPITAL GOODS 353,721,352
COMMERCIAL & PROFESSIONAL SERVICES - 3 .9%
91,425 ABM Industries, Inc 3,892,877
126,811 ACCO Brands Corp 580,794
160,294 * ACV Auctions, Inc 2,088,631
529,533 * Alight, Inc 4,898,180
41,199 Aris Water Solution, Inc 299,517
67,104 * ASGN Inc 4,803,975
9,094 Barrett Business Services, Inc 760,349
61,651 Brady Corp (Class A) 3,146,051
64,123 * BrightView Holdings, Inc 354,600
62,191 Brink's Co 3,908,704
68,388 * Casella Waste Systems, Inc (Class A) 6,086,532
64,397 * CBIZ, Inc 3,393,078
24,639 * Cimpress plc 1,279,996
1,670 e Compx International, Inc 30,227
239,412 * Conduent, Inc 840,336
154,642 * CoreCivic, Inc 1,359,303
9,209 CRA International, Inc 968,234
43,492 CSG Systems International, Inc 2,291,159
61,500 Deluxe Corp 931,725
34,296 Ennis, Inc 666,371
44,356 * ExlService Holdings, Inc 7,912,223
69,654 Exponent, Inc 6,411,651
85,061 * First Advantage Corp 1,093,884
15,725 * Forrester Research, Inc 486,532
15,776 * Franklin Covey Co 579,295
167,664 *,e Geo Group, Inc 1,262,510
106,622 * Harsco Corp 732,493
99,048 Healthcare Services Group 1,546,139

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
27,521 Heidrick & Struggles International, Inc $ 691,052
20,813 * Heritage-Crystal Clean, Inc 727,623
104,466 Herman Miller, Inc 1,776,967
28,033 * HireRight Holdings Corp 297,150
56,503 HNI Corp 1,467,948
26,765 * Huron Consulting Group, Inc 2,269,404
25,248 ICF International, Inc 2,878,272
49,049 Insperity, Inc 6,006,541
77,869 Interface, Inc 610,493
150,169 * KAR Auction Services, Inc 2,033,288
45,732 Kelly Services, Inc (Class A) 750,462
26,944 Kforce, Inc 1,593,468
44,437 Kimball International, Inc (Class B) 547,019
71,616 Korn/Ferry International 3,439,000
136,561 * Legalzoom.com, Inc 1,280,942
189,099 *,e Li-Cycle Holdings Corp 898,220
33,773 * Liquidity Services, Inc 441,413
39,687 Matthews International Corp (Class A) 1,502,947
82,977 MAXIMUS, Inc 6,941,026
37,154 * Montrose Environmental Group, Inc 1,131,711
9,268 NL Industries, Inc 59,593
18,667 * NV5 Global Inc 1,768,325
232,080 Pitney Bowes, Inc 814,601
258,298 * Planet Labs PBC 1,053,856
63,527 * Quad Graphics, Inc 221,709
13,233 *,e Red Violet, Inc 226,284
43,962 Resources Connection, Inc 641,406
113,525 *,e Skillsoft Corp 139,636
27,243 * SP Plus Corp 930,893
174,994 *,e Spire Global, Inc 122,496
120,154 Steelcase, Inc (Class A) 961,232
33,018 * Sterling Check Corp 371,122
51,292 * TriNet Group, Inc 4,758,872
45,555 * TrueBlue, Inc 690,158
25,716 TTEC Holdings, Inc 876,144
20,426 Unifirst Corp 3,343,328
162,438 * Upwork, Inc 1,554,532
194,304 * Verra Mobility Corp 3,293,453
28,588 * Viad Corp 544,030
14,798 VSE Corp 625,807
16,227 *,e Willdan Group, Inc 237,726
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 123,125,515
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2 .7%
36,380 * 1-800-FLOWERS.COM, Inc (Class A) 335,060
28,633 *,e 1stdibs.com, Inc 107,660
44,172 Aaron's Co, Inc 589,696
68,711 * Abercrombie & Fitch Co (Class A) 1,617,457
104,159 Academy Sports & Outdoors, Inc 6,616,180
211,689 American Eagle Outfitters, Inc 2,834,516
8,391 * America's Car-Mart, Inc 674,552
121,208 Arko Corp 1,013,299
30,435 * Asbury Automotive Group, Inc 5,887,955
166,909 *,e BARK, Inc 183,600
29,233 e Big 5 Sporting Goods Corp 230,356
26,199 e Big Lots, Inc 235,529
40,475 * Boot Barn Holdings, Inc 2,933,223
39,842 Buckle, Inc 1,335,902
17,777 Build-A-Bear Workshop, Inc 412,426
44,947 Caleres, Inc 1,024,792
53,948 Camping World Holdings, Inc 1,207,896

Small-Cap Blend Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
65,016 * CarParts.com, Inc $ 308,176
32,946 Cato Corp (Class A) 271,804
165,428 * Chico's FAS, Inc 833,757
16,305 * Children's Place, Inc 483,280
14,923 * Citi Trends, Inc 257,571
34,625 * Conn's, Inc 165,508
68,634 * Container Store Group, Inc 212,079
27,052 *,e ContextLogic, Inc 195,045
68,739 Designer Brands, Inc 562,972
76,829 * Destination XL Group, Inc 337,279
5,575 e Dillard's, Inc (Class A) 1,663,524
20,264 * Duluth Holdings, Inc 126,853
92,293 *,e EVgo, Inc 552,835
110,668 Foot Locker, Inc 4,646,949
35,382 e Franchise Group, Inc 1,034,924
44,369 *,e Funko, Inc 437,478
16,973 * Genesco, Inc 588,284
19,446 Group 1 Automotive, Inc 4,365,238
80,682 * GrowGeneration Corp 275,932
41,171 e Guess?, Inc 776,073
20,154 Haverty Furniture Cos, Inc 607,442
17,167 Hibbett Sports, Inc 932,683
18,169 e JOANN, Inc 31,432
22,463 * Lands' End, Inc 161,060
23,158 *,e Lulu's Fashion Lounge Holdings, Inc 52,106
41,895 * Lumber Liquidators, Inc 137,835
28,757 * MarineMax, Inc 837,404
42,468 Monro Muffler, Inc 2,075,836
27,708 Murphy USA, Inc 7,626,073
107,602 * National Vision Holdings, Inc 2,263,946
54,105 * ODP Corp 2,337,877
18,629 *,e OneWater Marine, Inc 491,806
56,647 * Overstock.com, Inc 1,153,333
29,033 e PetMed Express, Inc 446,237
301,135 * Qurate Retail Group, Inc QVC Group 239,884
108,626 *,e RealReal, Inc 121,661
65,513 *,e Rent the Runway, Inc 170,989
70,279 Rent-A-Center, Inc 1,873,638
55,994 *,e Revolve Group, Inc 1,156,276
148,582 * Sally Beauty Holdings, Inc 2,114,322
24,101 Shoe Carnival, Inc 560,348
61,332 Signet Jewelers Ltd 4,512,809
28,674 * Sleep Number Corp 646,599
24,483 Sonic Automotive, Inc (Class A) 1,089,983
52,415 * Sportsman's Warehouse Holdings, Inc 326,021
115,618 *,e Stitch Fix Inc 394,257
82,384 *,e ThredUp, Inc 217,494
40,483 * Tilly's, Inc 304,027
18,215 *,e Torrid Holdings, Inc 62,295
17,850 * TravelCenters of America, Inc 1,537,421
86,392 * Urban Outfitters, Inc 2,337,768
111,499 * Warby Parker, Inc 1,174,084
8,228 Weyco Group, Inc 223,308
3,791 Winmark Corp 1,265,891
21,845 * Zumiez, Inc 381,960
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 85,201,765
CONSUMER DURABLES & APPAREL - 3 .3%
45,918 Acushnet Holdings Corp 2,301,869
134,776 *,e Allbirds, Inc 168,470
152,611 *,e AMMO, Inc 300,644

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
15,982 *,e Aterian, Inc $ 12,645
42,666 * Beazer Homes USA, Inc 909,212
191,506 * Callaway Golf Co 4,245,688
11,930 * Cavco Industries, Inc 3,581,625
38,201 Century Communities, Inc 2,572,455
39,006 Clarus Corp 379,528
83,263 * Crocs, Inc 10,297,135
29,328 *,e Dream Finders Homes, Inc 447,252
80,931 Ermenegildo Zegna Holditalia S.p.A 1,046,438
30,328 Ethan Allen Interiors, Inc 847,061
64,671 * Fossil Group, Inc 217,295
54,988 * G-III Apparel Group Ltd 863,312
172,014 * GoPro, Inc 736,220
38,635 * Green Brick Partners, Inc 1,439,926
32,793 * Helen of Troy Ltd 3,290,450
6,484 * Hovnanian Enterprises, Inc 478,325
32,662 Installed Building Products, Inc 4,058,907
37,725 *,e iRobot Corp 1,483,724
7,010 Johnson Outdoors, Inc 406,580
104,390 KB Home 4,574,370
76,123 Kontoor Brands, Inc 3,438,476
9,397 * Landsea Homes Corp 62,020
58,833 * Latham Group, Inc 141,788
58,489 La-Z-Boy, Inc 1,680,389
9,597 * Legacy Housing Corp 207,295
28,206 * LGI Homes, Inc 3,350,873
20,138 Lifetime Brands, Inc 98,676
18,991 * Lovesac Co 499,273
36,886 * M/I Homes, Inc 2,494,969
27,910 * Malibu Boats, Inc 1,583,892
11,799 Marine Products Corp 162,472
23,720 * MasterCraft Boat Holdings, Inc 694,284
81,003 MDC Holdings, Inc 3,318,693
49,791 Meritage Homes Corp 6,375,738
19,504 Movado Group, Inc 499,692
20,478 Oxford Industries, Inc 2,113,125
98,079 *,e PLBY Group, Inc 163,792
113,901 e Purple Innovation, Inc 338,286
8,350 Rocky Brands, Inc 243,987
73,132 * Skyline Champion Corp 5,424,200
61,498 Smith & Wesson Brands, Inc 739,206
25,142 *,e Snap One Holdings Corp 245,386
30,224 *,e Solo Brands, Inc 241,490
175,305 * Sonos, Inc 3,705,948
105,163 Steven Madden Ltd 3,684,912
24,002 Sturm Ruger & Co, Inc 1,381,555
18,501 Superior Uniform Group, Inc 144,308
143,262 * Taylor Morrison Home Corp 6,173,160
59,625 * Traeger, Inc 181,260
139,939 * TRI Pointe Homes, Inc 4,013,451
29,410 * Unifi, Inc 258,220
17,450 * Universal Electronics, Inc 175,372
77,489 * Vista Outdoor, Inc 1,867,485
93,597 *,e Vizio Holding Corp 802,126
82,592 *,e Vuzix Corp 332,020
107,291 Wolverine World Wide, Inc 1,796,051
TOTAL CONSUMER DURABLES & APPAREL 103,293,001
CONSUMER SERVICES - 3 .8%
115,061 * 2U, Inc 637,438
73,834 * Accel Entertainment, Inc 653,431

Small-Cap Blend Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
60,796 * Adtalem Global Education, Inc $ 2,466,494
26,162 * American Public Education, Inc 149,123
48,122 * Bally's Corp 827,698
137,683 *,e Beachbody Co, Inc 64,243
914 * Biglari Holdings, Inc (B Shares) 158,305
31,486 * BJ's Restaurants, Inc 1,024,554
119,917 Bloomin' Brands, Inc 2,970,344
16,005 Bluegreen Vacations Holding Corp 460,784
39,998 * Bowlero Corp 585,171
60,347 * Brinker International, Inc 2,409,052
19,553 Carriage Services, Inc 561,367
34,911 * Century Casinos, Inc 245,773
66,698 e Cheesecake Factory 2,247,056
170,807 * Chegg, Inc 3,071,110
24,200 * Chuy's Holdings, Inc 844,096
159,477 * Coursera, Inc 1,983,894
30,634 e Cracker Barrel Old Country Store, Inc 3,252,105
60,110 * Dave & Buster's Entertainment, Inc 2,131,501
77,918 * Denny's Corp 873,461
21,123 Dine Brands Global Inc. 1,371,516
32,996 * Duolingo, Inc 4,492,735
25,789 El Pollo Loco Holdings, Inc 240,354
34,037 * European Wax Center, Inc 641,257
118,112 * Everi Holdings, Inc 1,795,302
51,600 *,e F45 Training Holdings, Inc 43,865
20,493 * First Watch Restaurant Group, Inc 329,527
113,664 * frontdoor, Inc 3,109,847
41,544 * Full House Resorts, Inc 292,470
26,672 * Golden Entertainment, Inc 1,124,492
5,009 Graham Holdings Co 2,883,030
117,467 * Hilton Grand Vacations, Inc 5,027,588
14,597 * Inspirato, Inc 11,094
36,277 * Inspired Entertainment, Inc 464,346
135,773 International Game Technology plc 3,820,652
28,542 Jack in the Box, Inc 2,645,558
101,379 e Krispy Kreme, Inc 1,559,209
5,926 *,e Kura Sushi USA, Inc 408,420
184,124 Laureate Education, Inc 2,281,296
60,234 *,e Life Time Group Holdings, Inc 1,252,265
47,271 *,e Lindblad Expeditions Holdings, Inc 534,635
18,660 Monarch Casino & Resort, Inc 1,294,258
21,287 * NEOGAMES S.A. 286,310
75,833 *,e Nerdy, Inc 301,057
47,955 * Noodles & Co 236,898
30,594 * ONE Group Hospitality, Inc 239,551
92,351 * OneSpaWorld Holdings Ltd 1,108,212
44,808 Papa John's International, Inc 3,351,190
94,872 * Perdoceo Education Corp 1,231,439
42,433 * Portillo's, Inc 917,402
11,650 RCI Hospitality Holdings, Inc 872,585
69,264 Red Rock Resorts, Inc 3,380,083
129,291 * Rover Group, Inc 585,688
107,602 * Rush Street Interactive, Inc 334,642
40,373 Ruth's Hospitality Group Inc 652,428
459,873 * Sabre Corp 1,839,492
129,422 * Scientific Games Corp (Class A) 7,802,852
54,487 * SeaWorld Entertainment, Inc 2,923,772
50,699 * Shake Shack, Inc 2,778,812
158,564 * Sonder Holdings, Inc 65,027
30,599 Strategic Education, Inc 2,692,712
58,172 * Stride, Inc 2,499,069

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
119,122 *,e Sweetgreen, Inc $ 945,829
40,018 *,e Target Hospitality Corp 504,627
91,763 Texas Roadhouse, Inc (Class A) 10,150,823
97,090 * Udemy, Inc 882,548
45,282 * Universal Technical Institute, Inc 319,691
157,350 * Vacasa, Inc 125,345
41,111 Wingstop, Inc 8,226,722
85,342 *,e WW International Inc 712,606
27,147 * Xponential Fitness, Inc 898,023
TOTAL CONSUMER SERVICES 120,106,151
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .6%
43,320 Andersons, Inc 1,936,404
45,830 * Chefs' Warehouse Holdings, Inc 1,524,306
40,985 * HF Foods Group Inc 160,661
19,353 Ingles Markets, Inc (Class A) 1,781,250
12,852 Natural Grocers by Vitamin C 138,673
35,387 Pricesmart, Inc 2,607,314
47,147 SpartanNash Co 1,156,045
146,009 * Sprouts Farmers Market, Inc 5,060,672
82,536 * United Natural Foods, Inc 2,250,757
12,578 Village Super Market (Class A) 275,332
23,074 Weis Markets, Inc 1,903,374
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 18,794,788
ENERGY - 6 .4%
103,235 * Alto Ingredients, Inc 135,238
22,378 e Altus Midstream Co 689,242
49,857 *,e Amplify Energy Corp 344,512
20,842 Arch Resources, Inc 2,547,934
186,825 Archrock, Inc 1,922,429
55,514 Ardmore Shipping Corp 815,501
1,132 *,e Battalion Oil Corp 7,969
96,397 Berry Petroleum Co LLC 736,473
100,958 Bonanza Creek Energy, Inc 6,971,150
279,291 * Borr Drilling Ltd 1,941,072
34,680 * Bristow Group, Inc 775,792
85,425 Cactus, Inc 3,458,004
102,107 California Resources Corp 4,135,333
68,611 * Callon Petroleum Co 2,273,769
14,358 * Centrus Energy Corp 420,689
274,227 ChampionX Corp 7,426,067
220,978 * Clean Energy Fuels Corp 943,576
230,312 * CNX Resources Corp 3,576,745
125,885 Comstock Resources Inc 1,447,677
47,091 CONSOL Energy, Inc 2,794,380
53,160 e Crescent Energy, Inc 617,719
40,143 CVR Energy, Inc 1,057,367
95,564 Delek US Holdings, Inc 2,078,517
68,668 * Denbury, Inc 6,412,218
188,920 DHT Holdings, Inc 1,792,851
138,644 * Diamond Offshore Drilling, Inc 1,593,020
27,174 * DMC Global, Inc 514,676
42,742 Dorian LPG Ltd 949,727
45,388 * Dril-Quip, Inc 1,238,185
60,236 *,e Earthstone Energy, Inc 816,800
14,101 *,e Empire Petroleum Corp 152,996
210,681 *,e Energy Fuels, Inc 1,202,989
552,186 Equitrans Midstream Corp 2,843,758
25,892 Excelerate Energy, Inc 556,678
40,472 FLEX LNG Ltd 1,392,642

Small-Cap Blend Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
119,886 * Frank's International NV $ 2,384,533
169,478 Frontline plc 2,621,825
274,978 *,e Gevo, Inc 318,974
140,775 * Golar LNG Ltd 3,195,592
72,808 * Green Plains Inc 2,487,849
14,672 * Gulfport Energy Operating Corp 1,327,229
198,310 * Helix Energy Solutions Group, Inc 1,437,747
140,876 Helmerich & Payne, Inc 4,671,448
11,917 e HighPeak Energy, Inc 235,480
66,845 International Seaways, Inc 2,661,768
619,528 * Kosmos Energy Ltd 3,964,979
23,640 * Laredo Petroleum, Inc 1,099,969
181,932 Liberty Oilfield Services, Inc 2,330,549
238,258 Magnolia Oil & Gas Corp 5,032,009
154,247 Matador Resources Co 7,562,730
201,711 Murphy Oil Corp 7,404,811
12,281 * Nabors Industries Ltd 1,224,907
5,622 Nacco Industries, Inc (Class A) 203,067
110,971 * Newpark Resources, Inc 443,884
61,946 *,e NextDecade Corp 385,924
245,020 * NexTier Oilfield Solutions, Inc 1,979,762
116,275 * Noble Corp plc 4,470,774
294,391 Nordic American Tankers Ltd 1,039,200
89,348 Northern Oil and Gas, Inc 2,963,673
56,907 Oasis Petroleum, Inc 8,099,573
137,018 * Oceaneering International, Inc 2,429,329
85,619 * Oil States International, Inc 602,758
65,829 * Par Pacific Holdings, Inc 1,542,373
294,129 Patterson-UTI Energy, Inc 3,291,304
162,483 PBF Energy, Inc 5,664,157
162,909 * Peabody Energy Corp 3,913,074
26,026 Penn Virginia Corp 1,072,271
322,464 Permian Resources Corp 3,369,749
31,670 *,e ProFrac Holding Corp 354,704
121,961 * ProPetro Holding Corp 846,409
19,486 * Rex American Resources Corp 551,259
15,070 Riley Exploration Permian, Inc 633,091
166,187 *,e Ring Energy, Inc 300,798
103,616 RPC, Inc 765,722
44,290 * SandRidge Energy, Inc 627,589
64,547 Scorpio Tankers, Inc 3,372,581
96,872 Select Energy Services, Inc 719,759
161,440 SFL Corp Ltd 1,467,490
15,688 *,e SilverBow Resources, Inc 374,159
97,213 Sitio Royalties Corp 2,468,238
166,144 SM Energy Co 4,665,324
47,248 Solaris Oilfield Infrastructure, Inc 362,865
95,827 * Talos Energy, Inc 1,306,122
93,200 * Teekay Corp 526,580
31,882 * Teekay Tankers Ltd 1,290,902
683,771 *,e Tellurian, Inc 970,955
161,321 * Tetra Technologies, Inc 459,765
62,855 * Tidewater, Inc 2,830,361
506,452 *,e Uranium Energy Corp 1,321,840
294,910 *,e Ur-Energy, Inc 275,181
100,412 * US Silica Holdings, Inc 1,310,377
145,837 Vaalco Energy, Inc 624,182
83,478 * Valaris Ltd 5,008,680
78,225 *,e Vertex Energy, Inc 617,977
125,971 * W&T Offshore, Inc 550,493
96,934 * Weatherford International Ltd 6,264,844

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
82,870 World Fuel Services Corp $ 1,959,047
TOTAL ENERGY 200,844,260
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5 .6%
125,823 Acadia Realty Trust 1,699,869
119,934 Agree Realty Corp 8,154,313
100,239 Alexander & Baldwin, Inc 1,927,596
3,284 Alexander's, Inc 611,054
68,897 American Assets Trust, Inc 1,253,925
171,723 American Finance Trust, Inc 946,194
211,186 Apartment Investment and Management Co 1,653,586
293,879 Apple Hospitality REIT, Inc 4,375,858
93,224 Armada Hoffler Properties, Inc 1,092,585
4,870 * Bluerock Homes Trust, Inc 96,231
95,713 BraeMar Hotels & Resorts, Inc 363,709
236,646 Brandywine Realty Trust 930,019
236,503 Broadstone Net Lease, Inc 3,824,253
19,173 Brt Realty Trust 332,268
135,786 CareTrust REIT, Inc 2,646,469
36,900 CBL & Associates Properties, Inc 853,497
20,439 Centerspace 1,152,351
68,190 Chatham Lodging Trust 698,266
54,938 City Office REIT, Inc 319,739
13,183 Clipper Realty, Inc 69,211
33,167 Community Healthcare Trust, Inc 1,187,047
154,596 Corporate Office Properties Trust 3,538,702
29,362 CTO Realty Growth, Inc 494,456
294,688 DiamondRock Hospitality Co 2,389,920
332,930 Diversified Healthcare Trust 304,098
121,563 Easterly Government Properties, Inc 1,710,391
181,558 Empire State Realty Trust, Inc 1,109,319
146,562 Equity Commonwealth 3,036,765
192,134 Essential Properties Realty Trust, Inc 4,755,316
67,670 Farmland Partners, Inc 706,475
116,333 Four Corners Property Trust, Inc 2,967,655
144,551 Franklin Street Properties Corp 167,679
57,738 Getty Realty Corp 1,924,408
53,876 Gladstone Commercial Corp 643,279
45,018 Gladstone Land Corp 725,240
83,263 Global Medical REIT, Inc 772,681
140,587 Global Net Lease, Inc 1,583,010
40,929 Hersha Hospitality Trust 257,853
307,907 Independence Realty Trust, Inc 5,126,652
8,439 Indus Realty Trust, Inc 561,784
60,707 Industrial Logistics Properties Trust 125,056
37,663 Innovative Industrial Properties, Inc 2,581,799
90,508 InvenTrust Properties Corp 2,040,955
54,168 iStar, Inc 1,501,537
297,985 Kite Realty Group Trust 6,174,249
372,194 Lexington Realty Trust 3,498,624
54,140 LTC Properties, Inc 1,810,983
291,132 Macerich Co 2,908,409
116,952 * Mack-Cali Realty Corp 1,912,165
57,263 National Health Investors, Inc 2,849,979
73,212 NETSTREIT Corp 1,333,923
30,782 NexPoint Residential Trust, Inc 1,321,471
66,023 Office Properties Income Trust 430,470
22,032 One Liberty Properties, Inc 485,145
90,907 Orion Office REIT, Inc 558,169
201,198 Outfront Media, Inc 3,351,959
254,434 Paramount Group, Inc 1,101,699

Small-Cap Blend Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
173,882 Pebblebrook Hotel Trust $ 2,474,341
160,167 Phillips Edison & Co, Inc 5,051,667
312,170 Physicians Realty Trust 4,501,491
171,598 Piedmont Office Realty Trust, Inc 1,117,103
49,930 Plymouth Industrial REIT, Inc 1,010,583
24,761 Postal Realty Trust, Inc 380,577
108,840 PotlatchDeltic Corp 5,031,673
162,732 Retail Opportunities Investment Corp 2,120,398
220,132 RLJ Lodging Trust 2,223,333
116,491 RPT Realty 1,083,366
73,760 Ryman Hospitality Properties 6,613,322
311,599 Sabra Healthcare REIT, Inc 3,552,229
17,891 Saul Centers, Inc 644,613
227,666 Service Properties Trust 1,996,631
262,969 SITE Centers Corp 3,245,037
246,557 STAG Industrial, Inc 8,350,886
138,486 Summit Hotel Properties, Inc 891,850
290,708 Sunstone Hotel Investors, Inc 2,770,447
141,072 Tanger Factory Outlet Centers, Inc 2,766,422
110,157 Terreno Realty Corp 6,784,570
69,115 UMH Properties, Inc 1,050,548
348,923 Uniti Group, Inc 1,193,317
18,690 Universal Health Realty Income Trust 813,015
156,924 Urban Edge Properties 2,302,075
38,189 Urstadt Biddle Properties, Inc (Class A) 657,615
122,070 Washington REIT 2,103,266
62,723 Whitestone REIT 561,371
153,284 Xenia Hotels & Resorts, Inc 1,940,575
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 174,182,636
FINANCIAL SERVICES - 5 .5%
29,948 AFC Gamma, Inc 362,970
21,109 Alerus Financial Corp 303,759
25,956 A-Mark Precious Metals, Inc 929,225
18,385 Angel Oak Mortgage, Inc 142,116
187,654 Apollo Commercial Real Estate Finance, Inc 1,899,058
227,655 Arbor Realty Trust, Inc 2,611,203
68,600 Ares Commercial Real Estate Corp 590,646
216,193 ARMOUR Residential REIT, Inc 1,102,584
82,964 Artisan Partners Asset Management, Inc 2,876,362
31,323 * Assetmark Financial Holdings, Inc 960,990
3,259 Associated Capital Group, Inc 121,658
6,149 *,e Atlanticus Holdings Corp 179,305
207,240 * AvidXchange Holdings, Inc 1,539,793
28,303 e B. Riley Financial, Inc 891,544
133,983 *,e Bakkt Holdings, Inc 180,877
36,669 Banco Latinoamericano de Exportaciones S.A. (Class E) 660,042
438,779 BGC Partners, Inc (Class A) 1,987,669
236,702 Blackstone Mortgage Trust, Inc 4,317,444
63,404 *,e Blucora, Inc 1,608,559
67,529 Bread Financial Holdings, Inc 1,863,800
42,705 Brightsphere Investment Group, Inc 964,279
120,171 BrightSpire Capital, Inc 684,975
181,244 Broadmark Realty Capital, Inc 889,908
94,210 * Cannae Holdings, Inc 1,718,390
81,678 * Cantaloupe, Inc 450,046
17,461 Cass Information Systems, Inc 638,723
7,901 Chicago Atlantic Real Estate Finance, Inc 111,878
315,405 Chimera Investment Corp 1,791,500
124,127 Claros Mortgage Trust, Inc 1,484,559
33,937 Cohen & Steers, Inc 2,038,256

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
84,729 e Compass Diversified Trust $ 1,614,935
13,986 *,e Consumer Portfolio Services, Inc 145,594
3,880 Diamond Hill Investment Group, Inc 629,026
34,210 * Donnelley Financial Solutions, Inc 1,479,582
70,225 Dynex Capital, Inc 832,868
81,107 Ellington Financial Inc 1,035,736
43,262 Enact Holdings, Inc 1,044,345
31,275 * Encore Capital Group, Inc 1,606,910
41,564 * Enova International, Inc 1,825,491
143,855 Essent Group Ltd 6,109,522
83,481 EVERTEC, Inc 2,895,956
69,695 * Ezcorp, Inc (Class A) 600,074
12,214 Federal Agricultural Mortgage Corp (FAMC) 1,628,004
116,865 Federated Investors, Inc (Class B) 4,837,042
65,984 *,e Finance Of America Cos, Inc 107,554
51,537 FirstCash Holdings, Inc 5,309,857
78,758 * Flywire Corp 2,297,371
79,488 * Focus Financial Partners, Inc 4,128,607
111,436 Franklin BSP Realty Trust, Inc 1,407,437
55,324 GCM Grosvenor, Inc 446,465
75,993 Granite Point Mortgage Trust, Inc 339,689
65,379 * Green Dot Corp 1,123,865
49,427 Hamilton Lane, Inc 3,641,781
118,095 Hannon Armstrong Sustainable Infrastructure Capital, Inc 3,351,536
11,862 Home Point Capital, Inc 23,368
69,569 Houlihan Lokey, Inc 6,357,215
32,706 * I3 Verticals, Inc 760,415
42,618 * International Money Express Inc 1,098,692
54,831 Invesco Mortgage Capital, Inc 581,757
101,596 Jackson Financial, Inc 3,658,472
75,821 KKR Real Estate Finance Trust, Inc 814,318
154,731 Ladder Capital Corp 1,446,735
148,516 * LendingClub Corp 1,066,345
15,171 * LendingTree, Inc 361,525
24,078 * MarketWise, Inc 44,304
591,828 * Marqeta, Inc 2,396,903
24,294 Merchants Bancorp 563,621
138,737 MFA Financial, Inc 1,483,099
87,050 Moelis & Co 3,297,454
132,379 * MoneyGram International, Inc 1,344,971
95,938 * Mr Cooper Group, Inc 4,441,929
141,103 Navient Corp 2,333,844
20,210 Nelnet, Inc (Class A) 1,946,223
34,577 * NerdWallet, Inc 469,210
125,278 New York Mortgage Trust, Inc 1,287,858
10,916 Nexpoint Real Estate Finance, Inc 151,951
112,264 * NMI Holdings, Inc 2,626,978
147,300 * Open Lending Corp 1,035,519
10,150 Oppenheimer Holdings, Inc 379,509
19,207 * OppFi, Inc 36,493
49,959 Orchid Island Capital, Inc 534,561
309,115 * Payoneer Global, Inc 1,687,768
39,425 * Paysafe Ltd 566,143
37,619 PennyMac Financial Services, Inc 2,350,811
122,184 PennyMac Mortgage Investment Trust 1,518,747
50,178 Perella Weinberg Partners 396,406
23,766 Piper Jaffray Cos 3,218,867
32,339 PJT Partners, Inc 2,223,953
52,853 * PRA Group, Inc 1,916,978
25,156 *,e Priority Technology Holdings Inc 80,751
69,060 * PROG Holdings, Inc 2,087,684

Small-Cap Blend Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
215,841 Radian Group, Inc $ 5,238,461
96,680 Ready Capital Corp 1,037,376
146,876 Redwood Trust, Inc 922,381
12,790 Regional Management Corp 342,260
138,175 * Remitly Global, Inc 2,321,340
125,247 * Repay Holdings Corp 785,299
37,492 Sculptor Capital Management, Inc 312,308
13,835 e Silvercrest Asset Management Group, Inc 259,130
22,951 * Star Holdings 370,429
76,844 StepStone Group, Inc 1,692,873
380,498 * StoneCo Ltd 4,687,735
24,153 * StoneX Group, Inc 2,368,685
34,026 *,e Sunlight Financial Holdings, Inc 15,210
4,871 *,e SWK Holdings Corp 85,389
100,292 TPG RE Finance Trust, Inc 715,082
135,437 Two Harbors Investment Corp 1,886,637
1,276 e Value Line, Inc 58,441
13,428 *,e Velocity Financial, Inc 122,463
23,232 Victory Capital Holdings, Inc 709,505
9,541 Virtus Investment Partners, Inc 1,738,466
42,158 Walker & Dunlop, Inc 2,837,655
31,138 Waterstone Financial, Inc 431,261
184,169 WisdomTree Investments, Inc 1,149,215
5,905 *,e World Acceptance Corp 595,815
TOTAL FINANCIAL SERVICES 171,616,158
FOOD, BEVERAGE & TOBACCO - 2 .1%
236,406 *,e 22nd Century Group, Inc 167,943
8,749 Alico, Inc 206,126
97,662 B&G Foods, Inc (Class A) 1,566,498
316,939 *,e Benson Hill, Inc 335,955
85,934 *,e Beyond Meat, Inc 1,163,546
35,958 *,e BRC, Inc 187,341
22,401 Calavo Growers, Inc 715,936
51,313 Cal-Maine Foods, Inc 2,437,367
76,234 * Celsius Holdings, Inc 7,285,683
6,508 Coca-Cola Consolidated Inc 3,836,206
56,878 * Duckhorn Portfolio, Inc 858,858
42,170 Fresh Del Monte Produce, Inc 1,210,701
121,403 * Hain Celestial Group, Inc 2,176,756
183,231 * Hostess Brands, Inc 4,720,031
21,064 J&J Snack Foods Corp 3,227,005
12,579 John B. Sanfilippo & Son, Inc 1,307,587
26,663 Lancaster Colony Corp 5,575,767
18,875 MGP Ingredients, Inc 1,862,585
53,901 * Mission Produce, Inc 613,932
33,218 * National Beverage Corp 1,650,935
218,204 Primo Water Corp 3,314,519
7,543 * Seneca Foods Corp 359,047
121,838 * Simply Good Foods Co 4,431,248
52,784 * Sovos Brands, Inc 905,246
129,933 * SunOpta, Inc 1,104,430
124,336 *,e Tattooed Chef, Inc 191,477
23,652 Tootsie Roll Industries, Inc 966,894
69,845 * TreeHouse Foods, Inc 3,719,246
19,381 Turning Point Brands, Inc 461,074
34,188 Universal Corp 1,876,579
91,625 Utz Brands, Inc 1,732,629
198,899 Vector Group Ltd 2,533,973
45,240 *,e Vintage Wine Estates, Inc 60,622
37,078 * Vita Coco Co, Inc 802,739

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
45,485 * Vital Farms, Inc $ 585,847
58,516 * Whole Earth Brands, Inc 140,438
TOTAL FOOD, BEVERAGE & TOBACCO 64,292,766
HEALTH CARE EQUIPMENT & SERVICES - 7 .3%
93,900 * Accolade, Inc 1,270,467
103,392 * AdaptHealth Corp 1,228,297
20,910 * Addus HomeCare Corp 1,709,183
38,179 *,e Agiliti, Inc 638,353
17,003 e AirSculpt Technologies, Inc 83,315
133,108 * Alignment Healthcare, Inc 837,249
147,200 * Allscripts Healthcare Solutions, Inc 1,838,528
97,239 * Alphatec Holdings Inc 1,404,131
300,821 * American Well Corp 658,798
59,472 * AMN Healthcare Services, Inc 5,135,407
51,827 * Angiodynamics, Inc 431,201
54,374 *,e Apollo Medical Holdings, Inc 1,929,733
61,740 * AtriCure, Inc 2,715,943
1,897 Atrion Corp 1,167,224
62,533 * Avanos Medical, Inc 1,847,225
60,420 *,e Aveanna Healthcare Holdings, Inc 74,317
54,514 * AxoGen, Inc 491,716
67,354 * Axonics Modulation Technologies, Inc 3,870,161
254,111 * Brookdale Senior Living, Inc 1,090,136
207,390 *,e Butterfly Network, Inc 447,962
160,902 *,e Cano Health, Inc 186,646
59,508 *,e CareMax, Inc 149,960
33,263 * Castle Biosciences, Inc 752,742
237,114 * Cerus Corp 547,733
527,952 *,e Clover Health Investments Corp 389,945
182,514 * Community Health Systems, Inc 1,157,139
18,280 * Computer Programs & Systems, Inc 473,086
39,971 Conmed Corp 5,019,158
11,920 * Corvel Corp 2,408,198
48,883 * Cross Country Healthcare, Inc 1,074,448
54,426 * CryoLife, Inc 754,889
150,283 * Cue Health, Inc 118,258
22,042 * Cutera, Inc 502,558
112,316 * DocGo, Inc 954,686
79,674 Embecta Corp 2,210,954
73,800 Ensign Group, Inc 7,165,242
112,477 * Evolent Health, Inc 4,095,288
181,769 * Figs, Inc 1,308,737
27,932 *,e Fulgent Genetics, Inc 825,949
62,771 * Glaukos Corp 2,982,250
68,774 * Haemonetics Corp 5,757,072
76,936 * Health Catalyst, Inc 969,394
113,977 * HealthEquity, Inc 6,092,071
35,390 HealthStream, Inc 872,010
13,283 * Heska Corp 1,556,236
164,376 * Hims & Hers Health, Inc 1,905,118
66,250 * Inari Medical, Inc 4,400,325
21,483 * Innovage Holding Corp 131,261
32,057 * Inogen, Inc 426,679
39,225 * Inspire Medical Systems, Inc 10,497,787
45,227 * Integer Holding Corp 3,724,443
229,226 *,e Invitae Corp 311,747
9,882 iRadimed Corp 411,388
41,391 * iRhythm Technologies, Inc 5,438,777
20,600 * Joint Corp 325,274
93,735 * Lantheus Holdings, Inc 8,009,656

Small-Cap Blend Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
26,168 LeMaitre Vascular, Inc $ 1,413,072
103,526 * LifeStance Health Group, Inc 843,737
73,861 * LivaNova plc 3,537,942
112,512 * MEDNAX, Inc 1,612,297
76,503 * Merit Medical Systems, Inc 6,218,929
7,010 Mesa Laboratories, Inc 1,167,235
17,709 * ModivCare, Inc 1,126,292
592,348 *,e Multiplan Corp 579,494
63,975 *,e Nano-X Imaging Ltd 390,887
16,741 National Healthcare Corp 969,471
18,823 National Research Corp 819,365
297,866 * Neogen Corp 5,129,253
170,612 * NeoGenomics, Inc 2,494,347
47,225 * Nevro Corp 1,382,276
77,884 * NextGen Healthcare, Inc 1,303,778
340,229 * Nutex Health, Inc 193,318
72,044 * NuVasive, Inc 3,100,774
61,254 * Omnicell, Inc 3,722,406
569,860 *,e Opko Health, Inc 837,694
21,914 * OptimizeRx Corp 329,367
229,091 * Option Care Health, Inc 7,365,276
99,167 * OraSure Technologies, Inc 674,336
47,704 * Orthofix Medical Inc 898,266
20,885 * OrthoPediatrics Corp 1,053,439
65,683 * Outset Medical, Inc 1,181,637
101,496 * Owens & Minor, Inc 1,577,248
15,949 * Owlet, Inc 4,997
35,677 *,e P3 Health Partners, Inc 45,310
69,906 * Paragon 28, Inc 1,287,669
119,377 Patterson Cos, Inc 3,236,310
40,466 * Pennant Group, Inc 561,263
38,312 * PetIQ, Inc 451,699
67,475 * Phreesia, Inc 2,134,909
72,213 * Privia Health Group, Inc 1,995,245
35,111 * PROCEPT BioRobotics Corp 1,067,023
137,717 *,† Progenics Pharmaceuticals, Inc 0
103,786 * Progyny, Inc 3,449,847
207,699 * Project Roadrunner Parent, Inc 3,238,027
47,757 * Pulmonx Corp 561,145
67,310 * RadNet, Inc 1,861,795
31,598 * RxSight, Inc 565,604
73,054 * Schrodinger, Inc 2,156,554
142,670 Select Medical Holdings Corp 4,351,435
400,776 * Sema4 Holdings Corp 109,652
630,030 *,e Senseonics Holdings, Inc 374,931
404,354 *,e Sharecare, Inc 622,705
48,848 * Shockwave Medical Inc 14,173,736
46,870 * SI-BONE, Inc 1,035,827
29,558 * Sight Sciences, Inc 285,826
51,255 * Silk Road Medical Inc 2,256,245
20,907 Simulations Plus, Inc 872,867
66,214 * Staar Surgical Co 4,666,101
70,631 * Surgery Partners, Inc 2,801,225
19,020 * SurModics, Inc 438,221
25,353 * Tactile Systems Technology, Inc 462,185
41,866 * Transmedics Group, Inc 3,311,601
52,545 * Treace Medical Concepts, Inc 1,286,827
9,065 * UFP Technologies, Inc 1,249,520
17,329 US Physical Therapy, Inc 1,844,845
4,768 Utah Medical Products, Inc 452,197
53,715 * Varex Imaging Corp 952,904

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
342,623 *,e VG Acquisition Corp $ 674,967
76,161 *,e Vicarious Surgical, Inc 171,362
200,354 * ViewRay, Inc 236,418
28,246 *,e Zynex Inc 323,134
TOTAL HEALTH CARE EQUIPMENT & SERVICES 228,270,714
HOUSEHOLD & PERSONAL PRODUCTS - 1 .2%
122,966 *,e Beauty Health Co 1,409,190
183,383 * BellRing Brands, Inc 6,599,954
15,202 * Central Garden & Pet Co 560,042
56,390 * Central Garden and Pet Co (Class A) 1,992,259
70,650 Edgewell Personal Care Co 3,085,285
67,472 * elf Beauty, Inc 6,258,703
98,188 Energizer Holdings, Inc 3,282,425
136,494 * Herbalife Nutrition Ltd 2,028,301
91,613 * Honest Co, Inc 152,078
24,891 Inter Parfums, Inc 3,778,205
14,608 Medifast, Inc 1,338,823
18,571 * Nature's Sunshine Products, Inc 203,538
67,415 Nu Skin Enterprises, Inc (Class A) 2,660,196
10,434 *,e Thorne HealthTech, Inc 46,014
14,674 * USANA Health Sciences, Inc 973,913
150,727 *,e Veru, Inc 191,423
18,725 WD-40 Co 3,565,240
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 38,125,589
INSURANCE - 2 .2%
59,995 * AMBAC Financial Group, Inc 956,920
97,315 American Equity Investment Life Holding Co 3,750,520
26,576 Amerisafe, Inc 1,478,954
45,400 Argo Group International Holdings Ltd 1,335,214
82,347 * BRP Group, Inc 2,074,321
155,790 Conseco, Inc 3,495,928
23,966 Crawford & Co 216,413
21,294 Donegal Group, Inc (Class A) 299,819
34,162 * eHealth, Inc 204,972
36,037 Employers Holdings, Inc 1,426,705
15,557 * Enstar Group Ltd 3,743,014
679,650 * Genworth Financial, Inc (Class A) 3,948,766
25,918 * Goosehead Insurance, Inc 1,490,285
36,612 * Greenlight Capital Re Ltd (Class A) 358,065
9,033 e HCI Group, Inc 457,612
27,594 *,e Hippo Holdings, Inc 503,315
54,712 Horace Mann Educators Corp 1,711,391
1,606 Investors Title Co 238,941
48,376 James River Group Holdings Ltd 941,881
29,682 Kinsale Capital Group, Inc 9,697,406
64,486 *,e Lemonade, Inc 699,028
67,349 * MBIA, Inc 677,531
36,239 Mercury General Corp 1,102,028
2,911 National Western Life Group, Inc 742,247
11,769 * NI Holdings, Inc 158,764
161,624 * Oscar Health, Inc 1,087,730
33,964 * Palomar Holdings, Inc 1,707,031
73,221 ProAssurance Corp 1,315,049
53,422 RLI Corp 7,428,329
10,785 *,e Root, Inc 46,268
18,816 Safety Insurance Group, Inc 1,375,261
81,637 Selective Insurance Group, Inc 7,864,092
115,236 * Selectquote, Inc 122,150
126,833 * SiriusPoint Ltd 1,102,179

Small-Cap Blend Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
13,926 * Skyward Specialty Insurance Group, Inc $ 297,738
36,378 Stewart Information Services Corp 1,515,144
38,313 Tiptree Inc 527,570
53,206 * Trupanion, Inc 1,868,063
28,478 United Fire Group Inc 766,058
36,061 Universal Insurance Holdings, Inc 556,061
TOTAL INSURANCE 69,288,763
MATERIALS - 4 .5%
52,114 * 5E Advanced Materials, Inc 219,921
35,671 AdvanSix, Inc 1,344,083
170,061 * Allegheny Technologies, Inc 6,567,756
21,155 Alpha Metallurgical Resources, Inc 3,100,477
38,046 American Vanguard Corp 732,385
275,614 *,e Amyris, Inc 225,342
140,219 * Arconic Corp 3,470,420
82,543 * Aspen Aerogels, Inc 516,719
124,721 Avient Corp 4,803,006
43,423 Balchem Corp 5,705,782
76,108 Cabot Corp 5,461,510
65,383 Carpenter Technology Corp 3,448,299
74,026 * Century Aluminum Co 635,883
10,513 Chase Corp 1,149,386
24,418 * Clearwater Paper Corp 881,490
386,518 * Coeur Mining, Inc 1,314,161
159,978 Commercial Metals Co 7,469,373
46,667 Compass Minerals International, Inc 1,527,411
173,346 * Constellium SE 2,574,188
71,181 *,e Dakota Gold Corp 234,185
126,852 *,e Danimer Scientific, Inc 400,852
109,249 * Diversey Holdings Ltd 888,194
35,238 FutureFuel Corp 264,285
60,484 Glatfelter Corp 273,388
33,621 Greif, Inc (Class A) 2,111,063
6,965 Greif, Inc (Class B) 548,424
73,657 H.B. Fuller Co 4,873,884
25,598 Hawkins, Inc 1,032,623
17,167 Haynes International, Inc 807,021
759,174 Hecla Mining Co 4,593,003
51,516 * Ingevity Corp 3,695,758
34,090 Innospec, Inc 3,464,567
15,133 * Intrepid Potash, Inc 390,129
68,821 * Ivanhoe Electric, Inc 819,658
20,890 Kaiser Aluminum Corp 1,372,891
27,522 Koppers Holdings, Inc 902,997
30,976 Kronos Worldwide, Inc 288,077
222,585 * Livent Corp 4,863,482
107,817 * LSB Industries, Inc 962,806
27,936 Materion Corp 3,025,748
44,194 Minerals Technologies, Inc 2,618,936
49,769 Myers Industries, Inc 943,123
316,804 * Novagold Resources Inc 1,723,414
211,215 * O-I Glass, Inc 4,746,001
13,023 Olympic Steel, Inc 606,481
136,132 *,e Origin Materials, Inc 537,721
83,840 Orion Engineered Carbons SA 2,029,766
58,278 Pactiv Evergreen, Inc 460,396
159,335 * Perimeter Solutions S.A. 1,191,826
24,661 * Piedmont Lithium, Inc 1,418,007
73,962 * PolyMet Mining Corp 134,611
120,056 * PQ Group Holdings, Inc 1,362,636

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
154,758 *,e PureCycle Technologies, Inc $ 1,016,760
18,560 Quaker Chemical Corp 3,463,853
31,252 Ramaco Resources, Inc 254,079
59,396 * Ranpak Holdings Corp 242,336
83,699 * Rayonier Advanced Materials, Inc 455,323
26,974 Ryerson Holding Corp 1,018,808
34,222 Schnitzer Steel Industries, Inc (Class A) 988,674
73,697 Schweitzer-Mauduit International, Inc 1,427,511
57,375 Sensient Technologies Corp 4,272,142
28,624 Stepan Co 2,639,133
162,487 * Summit Materials, Inc 4,453,769
105,905 SunCoke Energy, Inc 823,941
48,233 Sylvamo Corp 2,210,036
58,512 * TimkenSteel Corp 979,491
45,315 Tredegar Corp 425,055
56,113 Trimas Corp 1,425,831
45,233 Trinseo plc 819,622
158,428 Tronox Holdings plc 2,168,879
2,821 United States Lime & Minerals, Inc 453,899
3,773 Valhi, Inc 58,595
72,118 Warrior Met Coal, Inc 2,493,119
43,110 Worthington Industries, Inc 2,560,303
TOTAL MATERIALS 139,384,704
MEDIA & ENTERTAINMENT - 1 .9%
50,595 *,e AdTheorent Holding Co, Inc 75,893
119,692 * Advantage Solutions, Inc 153,206
43,573 * AMC Networks, Inc 770,806
30,157 * Boston Omaha Corp 617,012
137,625 * Bumble, Inc 2,506,151
21,446 *,e Cardlytics, Inc 139,185
142,853 * Cargurus, Inc 2,348,503
89,483 * Cars.com, Inc 1,751,182
150,026 * Cinemark Holdings, Inc 2,532,439
514,235 * Clear Channel 653,078
20,146 * Cumulus Media Inc 70,813
1,684 * Daily Journal Corp 459,985
59,741 * DHI Group, Inc 219,250
78,289 Entravision Communications Corp (Class A) 489,306
107,546 * Eventbrite Inc 781,859
27,255 * EverQuote Inc 189,967
77,470 * EW Scripps Co (Class A) 653,072
169,377 *,e fuboTV, Inc 193,090
12,214 * Gambling.com Group Ltd 119,942
201,540 * Gannett Co, Inc 382,926
111,923 Gray Television, Inc 862,926
187,651 * iHeartMedia, Inc 651,149
64,801 * Imax Corp 1,357,581
106,772 *,e Innovid Corp 100,259
53,517 * Integral Ad Science Holding Corp 841,822
57,467 John Wiley & Sons, Inc (Class A) 2,216,502
43,620 *,e Leafly Holdings, Inc 14,761
14,745 * Liberty Braves Group (Class A) 577,562
52,096 * Liberty Braves Group (Class C) 1,980,690
78,321 *,e Lions Gate Entertainment Corp (Class A) 900,692
159,743 * Lions Gate Entertainment Corp (Class B) 1,704,458
35,809 * Madison Square Garden Entertainment Corp 1,007,665
35,809 * Madison Square Garden Entertainment Corp 1,155,556
179,136 * Magnite, Inc 1,683,878
33,377 e Marcus Corp 584,765
41,367 * MediaAlpha, Inc 306,116

Small-Cap Blend Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
55,980 * Outbrain, Inc $ 214,403
110,418 * Playstudios, Inc 483,631
59,270 * PubMatic, Inc 809,628
72,007 * QuinStreet, Inc 799,998
151,440 * Quotient Technology, Inc 427,061
28,672 *,e Reservoir Media, Inc 190,382
39,596 Scholastic Corp 1,523,258
32,860 Shutterstock, Inc 2,201,620
55,927 e Sinclair Broadcast Group, Inc (Class A) 1,112,388
426,892 *,e Skillz, Inc 265,826
101,520 * Stagwell, Inc 631,454
37,295 * TechTarget, Inc 1,271,387
306,080 TEGNA, Inc 5,233,968
35,433 * Thryv Holdings, Inc 795,825
129,623 * TrueCar, Inc 333,131
11,707 * Urban One, Inc 83,588
5,740 * Urban One, Inc 33,349
201,481 * Vimeo, Inc 662,873
319,755 * Vinco Ventures, Inc 58,579
34,551 *,e Vivid Seats, Inc 248,076
74,392 * WideOpenWest, Inc 850,301
92,584 * Yelp, Inc 2,770,113
62,575 * Ziff Davis Inc 4,576,736
101,853 * ZipRecruiter, Inc 1,725,390
TOTAL MEDIA & ENTERTAINMENT 58,357,012
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9 .8%
53,748 * 2seventy bio, Inc 511,143
40,664 * 4D Molecular Therapeutics, Inc 732,359
20,225 *,e Aadi Bioscience, Inc 156,946
278,049 *,e AbCellera Biologics, Inc 1,885,172
54,540 *,e Absci Corp 71,993
166,976 * Acadia Pharmaceuticals, Inc 3,561,598
87,055 * Aclaris Therapeutics, Inc 773,919
7,612 * Acrivon Therapeutics, Inc 93,704
58,945 *,e Adagio Therapeutics, Inc 64,839
145,050 * Adaptive Biotechnologies Corp 1,035,657
39,462 *,e Adicet Bio, Inc 230,458
277,886 * ADMA Biologics, Inc 930,918
12,452 * Aerovate Therapeutics, Inc 261,118
198,273 * Affimed NV 178,446
412,657 * Agenus, Inc 623,112
72,906 * Agios Pharmaceuticals, Inc 1,667,360
48,671 * Akero Therapeutics, Inc 2,177,541
21,951 * Akoya Biosciences, Inc 152,779
86,500 * Alector, Inc 570,900
223,388 * Alkermes plc 6,377,727
108,997 *,e Allogene Therapeutics, Inc 591,854
43,763 *,e Allovir, Inc 150,545
9,350 *,e Alpha Teknova, Inc 17,671
31,004 *,e Alpine Immune Sciences, Inc 232,220
30,055 *,e ALX Oncology Holdings, Inc 178,527
378,063 * Amicus Therapeutics, Inc 4,362,847
202,198 * Amneal Pharmaceuticals, Inc 390,242
52,339 * Amphastar Pharmaceuticals, Inc 1,872,166
68,570 * Amylyx Pharmaceuticals, Inc 1,947,388
15,065 * AN2 Therapeutics, Inc 118,260
28,321 * AnaptysBio, Inc 589,643
91,173 *,e Anavex Life Sciences Corp 742,148
17,618 * ANI Pharmaceuticals, Inc 664,551
20,311 * Anika Therapeutics, Inc 521,180

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
128,624 * Apellis Pharmaceuticals, Inc $ 10,731,100
150,622 *,e Arbutus Biopharma Corp 378,061
42,187 * Arcellx, Inc 1,800,541
30,817 * Arcturus Therapeutics Holdings, Inc 820,349
69,500 * Arcus Biosciences, Inc 1,240,575
57,016 * Arcutis Biotherapeutics, Inc 789,101
141,176 * Arrowhead Pharmaceuticals Inc 4,999,042
67,364 * Arvinas, Inc 1,765,610
123,720 * Atara Biotherapeutics, Inc 335,281
105,147 * Atea Pharmaceuticals, Inc 343,831
47,470 * Athira Pharma, Inc 132,441
31,492 * Aura Biosciences, Inc 284,688
185,007 *,e Aurinia Pharmaceuticals, Inc 2,081,329
83,065 * Avid Bioservices, Inc 1,499,323
92,760 * Avidity Biosciences, Inc 1,150,224
44,626 *,e Axsome Therapeutics, Inc 3,192,098
87,302 * Beam Therapeutics, Inc 2,681,044
78,244 * Berkeley Lights, Inc 91,545
252,684 * BioCryst Pharmaceuticals, Inc 1,922,925
85,677 * Biohaven Ltd 1,120,655
47,217 *,e BioLife Solutions Inc 829,130
476,576 *,e Bionano Genomics, Inc 327,837
28,808 *,e Bioxcel Therapeutics Inc 594,021
166,446 * Bluebird Bio, Inc 724,040
82,179 * Blueprint Medicines Corp 4,195,238
143,844 * Bridgebio Pharma, Inc 2,088,615
83,898 * C4 Therapeutics, Inc 253,372
59,968 * Cara Therapeutics, Inc 251,866
65,185 * CareDx, Inc 527,347
95,838 * Caribou Biosciences, Inc 412,103
54,533 *,e Cassava Sciences, Inc 1,266,256
135,453 * Catalyst Pharmaceuticals, Inc 2,156,412
63,783 * Celldex Therapeutics, Inc 2,005,338
95,043 *,e Celularity, Inc 56,123
26,194 * Century Therapeutics, Inc 81,987
79,612 * Cerevel Therapeutics Holdings, Inc 2,311,932
114,296 * Chimerix, Inc 132,583
69,077 * Chinook Therapeutics, Inc 1,382,231
89,565 * Codexis, Inc 351,095
92,564 * Cogent Biosciences, Inc 995,989
100,420 * Coherus Biosciences, Inc 726,037
43,961 * Collegium Pharmaceutical, Inc 1,022,972
118,439 *,e Corcept Therapeutics, Inc 2,668,431
70,303 * Crinetics Pharmaceuticals, Inc 1,373,721
61,759 * CryoPort, Inc 1,299,409
134,124 * CTI BioPharma Corp 651,843
34,937 * Cullinan Oncology, Inc 339,937
159,879 * Cytek Biosciences, Inc 1,835,411
112,618 * Cytokinetics, Inc 4,211,913
38,659 * Day One Biopharmaceuticals, Inc 479,372
68,586 * Deciphera Pharmaceuticals, Inc 974,607
149,054 * Denali Therapeutics, Inc 3,702,501
47,309 *,e Design Therapeutics, Inc 305,143
50,376 * DICE Therapeutics, Inc 1,637,220
166,608 * Dynavax Technologies Corp 1,734,389
43,355 * Dyne Therapeutics, Inc 449,158
14,382 * Eagle Pharmaceuticals, Inc 403,847
51,446 *,e Edgewise Therapeutics, Inc 451,181
99,534 * Editas Medicine, Inc 812,197
56,201 * Emergent Biosolutions, Inc 496,255
26,286 * Enanta Pharmaceuticals, Inc 934,467

Small-Cap Blend Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
27,646 * Enochian Biosciences Inc $ 31,516
264,603 *,e EQRx, Inc 444,533
122,126 * Erasca, Inc 337,068
20,332 *,e Esperion Thereapeutics, Inc 26,838
49,373 * Evolus, Inc 431,520
53,551 *,e EyePoint Pharmaceuticals, Inc 336,300
113,106 * Fate Therapeutics, Inc 686,553
120,617 * FibroGen, Inc 2,064,963
28,008 *,e Foghorn Therapeutics, Inc 182,612
96,774 * Fulcrum Therapeutics, Inc 241,935
85,156 * Generation Bio Co 418,968
567,826 * Geron Corp 1,396,852
182,801 * Halozyme Therapeutics, Inc 5,873,396
35,302 * Harmony Biosciences Holdings, Inc 1,138,136
171,752 *,e Heron Therapeutics, Inc 410,487
23,646 *,e HilleVax, Inc 331,044
80,338 *,e Humacyte, Inc 260,295
29,647 *,e Icosavax, Inc 163,355
60,041 * Ideaya Biosciences, Inc 1,096,349
21,647 *,e IGM Biosciences, Inc 234,437
111,459 *,e ImmunityBio, Inc 312,085
288,412 * Immunogen, Inc 1,554,541
60,211 * Immunovant, Inc 971,806
44,107 *,e Inhibrx, Inc 926,247
84,663 * Innoviva, Inc 993,097
346,227 *,e Inovio Pharmaceuticals, Inc 267,460
185,281 * Insmed, Inc 3,612,979
113,766 * Intellia Therapeutics, Inc 4,294,666
33,587 * Intercept Pharmaceuticals, Inc 581,727
125,638 * Intra-Cellular Therapies, Inc 7,808,402
211,031 * Iovance Biotherapeutics, Inc 1,190,215
189,169 * Ironwood Pharmaceuticals, Inc 1,969,249
33,162 * iTeos Therapeutics, Inc 455,646
187,317 * IVERIC bio, Inc 6,160,856
21,259 *,e Janux Therapeutics, Inc 325,688
99,228 *,e Jounce Therapeutics, Inc 191,510
32,824 * KalVista Pharmaceuticals Inc 279,989
44,429 * Karuna Therapeutics, Inc 8,816,491
106,245 * Karyopharm Therapeutics, Inc 380,357
26,048 * Keros Therapeutics, Inc 1,155,359
73,473 * Kezar Life Sciences, Inc 178,539
43,001 * Kiniksa Pharmaceuticals Ltd 462,261
40,933 *,e Kinnate Biopharma, Inc 103,560
54,334 * Kodiak Sciences, Inc 237,983
51,601 * Kronos Bio, Inc 85,142
28,300 * Krystal Biotech Inc 2,377,200
84,916 * Kura Oncology, Inc 827,082
52,958 * Kymera Therapeutics, Inc 1,670,295
106,290 * Lexicon Pharmaceuticals, Inc 254,033
20,219 * Ligand Pharmaceuticals, Inc (Class B) 1,543,721
63,413 *,e Liquidia Corp 425,501
271,496 *,e Lyell Immunopharma, Inc 551,137
82,092 * MacroGenics, Inc 565,614
17,582 * Madrigal Pharmaceuticals, Inc 5,485,584
359,993 * MannKind Corp 1,385,973
121,346 * MaxCyte, Inc 606,730
34,755 * Medpace Holdings, Inc 6,955,866
38,773 * MeiraGTx Holdings plc 207,436
122,354 * Mersana Therapeutics, Inc 535,911
147,555 * MiMedx Group, Inc 565,136
16,134 * Mineralys Therapeutics, Inc 217,002

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
6,024 * MiNK Therapeutics, Inc $ 10,783
25,173 * Mirum Pharmaceuticals, Inc 675,895
41,302 * Monte Rosa Therapeutics, Inc 187,511
36,077 * Morphic Holding, Inc 1,704,999
107,157 * Myriad Genetics, Inc 2,281,373
65,874 * NanoString Technologies, Inc 645,565
66,458 *,e Nautilus Biotechnology, Inc 171,462
256,048 * Nektar Therapeutics 192,625
54,749 * NGM Biopharmaceuticals Inc 246,918
45,244 * Nkarta, Inc 223,958
62,887 * Nurix Therapeutics, Inc 605,602
27,265 * Nuvalent, Inc 964,908
162,547 * Nuvation Bio, Inc 261,701
277,504 *,e Ocugen, Inc 198,027
110,944 * Ocular Therapeutix, Inc 687,853
103,019 * OmniAb, Inc 358,506
7,972 *,† OmniAb, Inc 0
7,972 *,† OmniAb, Inc 0
99,130 * Organogenesis Holdings Inc 203,216
206,393 *,e Outlook Therapeutics, Inc 216,713
340,184 * Pacific Biosciences of California, Inc 3,605,950
61,624 * Pacira BioSciences Inc 2,792,183
39,406 * Pardes Biosciences, Inc 76,448
20,391 * PepGen, Inc 307,700
41,513 *,e Phathom Pharmaceuticals, Inc 444,189
28,478 Phibro Animal Health Corp 443,118
52,216 * PMV Pharmaceuticals, Inc 240,716
115,831 * Point Biopharma Global, Inc 896,532
29,463 *,e Praxis Precision Medicines, Inc 30,642
235,566 *,e Precigen, Inc 285,035
67,915 * Prestige Consumer Healthcare, Inc. 4,178,810
14,128 *,e Prime Medicine, Inc 194,543
47,728 * Prometheus Biosciences, Inc 9,256,846
66,605 * Protagonist Therapeutics, Inc 1,505,273
53,602 * Prothena Corp plc 2,820,537
96,335 * PTC Therapeutics, Inc 5,311,912
47,125 * Quanterix Corp 595,660
130,597 *,e Quantum-Si, Inc 191,978
22,091 * Rallybio Corp 119,070
39,628 * RAPT Therapeutics, Inc 721,230
37,933 * Reata Pharmaceuticals, Inc 3,750,056
180,730 * Recursion Pharmaceuticals, Inc 862,082
53,294 * REGENXBIO, Inc 1,031,772
118,260 * Relay Therapeutics, Inc 1,344,616
37,055 * Relmada Therapeutics, Inc 93,379
61,956 * Replimune Group, Inc 1,036,524
112,002 * Revance Therapeutics, Inc 3,565,024
119,147 * REVOLUTION Medicines, Inc 2,798,763
302,469 * Rigel Pharmaceuticals, Inc 341,790
77,887 * Rocket Pharmaceuticals, Inc 1,395,735
70,408 * Sage Therapeutics, Inc 3,439,431
120,462 *,e Sana Biotechnology, Inc 637,244
233,110 * Sangamo Therapeutics Inc 342,672
18,209 * Science 37 Holdings, Inc 5,170
72,739 * Seer, Inc 242,948
96,729 * Seres Therapeutics, Inc 471,554
65,159 SIGA Technologies, Inc 379,877
76,382 *,e Singular Genomics Systems, Inc 75,618
208,538 * SomaLogic, Inc 583,906
88,306 *,†,e Sorrento Therapeutics, Inc 622,713
50,688 * SpringWorks Therapeutics, Inc 1,185,085

Small-Cap Blend Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
29,887 * Stoke Therapeutics, Inc $ 265,695
65,592 * Supernus Pharmaceuticals, Inc 2,417,721
88,668 * Sutro Biopharma, Inc 377,726
79,798 * Syndax Pharmaceuticals, Inc 1,639,849
64,979 * Tango Therapeutics, Inc 220,929
25,346 * Tarsus Pharmaceuticals, Inc 378,162
40,959 *,e Tenaya Therapeutics, Inc 217,697
181,386 * TG Therapeutics, Inc 4,503,814
91,866 *,e Theravance Biopharma, Inc 994,909
29,669 * Theseus Pharmaceuticals, Inc 303,811
17,476 * Third Harmonic Bio, Inc 79,166
84,124 * Travere Therapeutics, Inc 1,814,555
76,783 * Twist Bioscience Corp 958,252
18,400 *,e Tyra Biosciences, Inc 260,728
77,049 * Vanda Pharmaceuticals, Inc 473,081
176,407 *,e Vaxart Inc 143,507
112,265 * Vaxcyte, Inc 4,808,310
36,126 * Ventyx Biosciences, Inc 1,358,338
28,900 * Vera Therapeutics, Inc 192,185
96,477 * Veracyte, Inc 2,184,239
63,230 * Vericel Corp 1,992,377
63,316 * Verve Therapeutics, Inc 1,008,624
100,139 * Vir Biotechnology, Inc 2,518,496
54,356 * Viridian Therapeutics, Inc 1,523,599
75,863 * Xencor, Inc 2,005,818
185,451 *,e Xeris Biopharma Holdings, Inc 419,119
50,449 * Y-mAbs Therapeutics, Inc 302,189
63,586 * Zentalis Pharmaceuticals, Inc 1,400,800
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 305,673,095
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .6%
2,110 *,e American Realty Investors, Inc 39,309
391,123 * Compass, Inc 915,228
215,019 * Cushman & Wakefield plc 2,117,937
214,204 DigitalBridge Group, Inc 2,662,556
191,687 *,e Doma Holdings, Inc 82,425
116,627 Douglas Elliman, Inc 372,040
94,388 e eXp World Holdings Inc 1,103,396
24,714 * Forestar Group, Inc 477,969
8,758 * FRP Holdings, Inc 507,964
162,694 Kennedy-Wilson Holdings, Inc 2,730,005
36,157 Marcus & Millichap, Inc 1,137,861
183,117 Newmark Group, Inc 1,160,962
30,000 *,e Offerpad Solutions, Inc 14,019
28,182 Re/Max Holdings, Inc 544,194
145,823 * Realogy Holdings Corp 928,893
148,385 *,e Redfin Corp 1,105,468
20,152 RMR Group, Inc 478,610
46,931 St. Joe Co 1,928,864
8,230 Stratus Properties, Inc 176,122
32,335 * Tejon Ranch Co 558,749
629 * Transcontinental Realty Investors, Inc 22,927
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 19,065,498
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .5%
69,718 * ACM Research, Inc 651,863
30,740 * Alpha & Omega Semiconductor Ltd 734,071
50,893 * Ambarella, Inc 3,154,348
138,915 Amkor Technology, Inc 3,107,529
28,637 *,e Atomera, Inc 226,232
44,805 * Axcelis Technologies, Inc 5,300,432

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
56,094 * AXT, Inc $ 149,771
29,150 * Ceva, Inc 732,540
16 *,† China Energy Savings Technology, Inc 0
64,875 * Cohu, Inc 2,195,370
139,224 * Credo Technology Group Holding Ltd 1,129,107
60,767 * Diodes, Inc 4,843,130
105,637 * Formfactor, Inc 2,884,946
37,652 * Ichor Holdings Ltd 1,048,608
29,603 * Impinj, Inc 2,617,201
151,814 * indie Semiconductor, Inc 1,149,232
76,301 Kulicke & Soffa Industries, Inc 3,636,506
74,236 * MACOM Technology Solutions Holdings, Inc 4,330,928
98,275 * MaxLinear, Inc 2,371,376
67,776 * Nanometrics, Inc 5,488,501
42,048 * PDF Solutions, Inc 1,515,830
79,835 * Photronics, Inc 1,154,414
77,599 Power Integrations, Inc 5,647,655
146,571 * Rambus, Inc 6,498,958
107,738 *,e Rigetti Computing, Inc 50,637
87,383 * Semtech Corp 1,703,095
43,404 * Silicon Laboratories, Inc 6,046,177
22,274 * SiTime Corp 2,416,061
15,738 * SkyWater Technology, Inc 142,272
65,804 * SMART Global Holdings, Inc 1,014,698
54,583 * Synaptics, Inc 4,833,870
29,962 *,e Transphorm, Inc 91,983
61,058 * Ultra Clean Holdings 1,742,595
69,293 * Veeco Instruments, Inc 1,276,377
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 79,886,313
SOFTWARE & SERVICES - 5 .2%
152,114 * 8x8, Inc 436,567
86,419 A10 Networks, Inc 1,221,965
153,977 * ACI Worldwide, Inc 3,900,237
146,892 Adeia, Inc 1,122,255
27,368 * Agilysys, Inc 2,135,799
65,921 * Alarm.com Holdings, Inc 3,143,773
48,108 * Alkami Technology, Inc 576,815
71,150 * Altair Engineering, Inc 4,912,908
42,572 American Software, Inc (Class A) 508,310
74,235 * Amplitude, Inc 842,567
27,013 * Appfolio, Inc 3,771,555
55,953 * Appian Corp 2,101,035
92,399 *,e Applied Blockchain, Inc 295,677
23,647 *,e Arteris, Inc 87,967
104,418 * Asana, Inc 1,689,483
184,356 *,e AvePoint, Inc 800,105
92,493 * BigCommerce Holdings, Inc 683,523
63,728 * Blackbaud, Inc 4,419,855
75,839 * Blackline, Inc 4,224,991
128,384 * Blend Labs, Inc 76,016
192,051 * Box, Inc 5,081,669
52,707 * Brightcove, Inc 218,207
83,606 *,e C3.ai, Inc 1,489,859
63,698 *,e Cerberus Cyber Sentinel Corp 13,510
56,941 * Cerence Inc 1,454,843
54,565 *,e Cipher Mining, Inc 126,045
120,699 *,e Cleanspark, Inc 471,933
88,665 e Clear Secure, Inc 2,144,806
61,551 * Commvault Systems, Inc 3,586,577
25,464 * Consensus Cloud Solutions, Inc 950,571

Small-Cap Blend Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
37,025 *,e Couchbase, Inc $ 568,704
31,049 *,e CS Disco, Inc 182,568
61,052 * Cvent Holding Corp 513,447
18,216 *,e Digimarc Corp 310,401
127,855 * Digital Turbine, Inc 1,499,739
96,384 *,e DigitalOcean Holdings, Inc 3,039,951
41,771 * Domo, Inc 663,323
267,293 *,e E2open Parent Holdings, Inc 1,681,273
36,372 e Ebix, Inc 591,409
32,005 * eGain Corp 234,917
34,478 * Enfusion, Inc 288,926
48,560 * EngageSmart, Inc 833,775
75,457 * Envestnet, Inc 4,782,465
53,665 * Everbridge, Inc 1,410,316
33,468 *,e EverCommerce, Inc 403,959
156,206 * Fastly, Inc 2,308,725
62,522 *,e ForgeRock, Inc 1,252,316
72,683 * Grid Dynamics Holdings, Inc 790,064
30,194 Hackett Group, Inc 560,401
12,205 * IBEX Ltd 249,836
49,632 Information Services Group, Inc 252,627
23,999 *,e Instructure Holdings, Inc 636,693
21,337 * Intapp, Inc 860,308
40,754 e InterDigital, Inc 2,760,676
90,684 *,e IronNet, Inc 25,174
1 * Kaleyra, Inc 2
153,125 *,e Latch, Inc 120,938
191,666 *,e Limelight Networks, Inc 126,691
61,090 * Liveperson, Inc 282,847
85,992 * LiveRamp Holdings, Inc 2,071,547
12,391 *,e LiveVox Holdings, Inc 35,438
163,116 *,e Marathon Digital Holdings, Inc 1,642,578
300,861 *,e Matterport, Inc 701,006
31,294 *,e MeridianLink, Inc 467,532
13,277 *,e MicroStrategy, Inc (Class A) 4,359,901
59,675 * Mitek Systems, Inc 538,269
51,523 * Model N, Inc 1,586,908
96,930 * N-Able, Inc 1,235,858
93,916 *,e NextNav, Inc 202,859
119,353 * Olo, Inc 817,568
58,089 * ON24, Inc 505,374
53,118 * OneSpan, Inc 782,959
118,926 * Pagerduty, Inc 3,574,916
47,283 * Perficient, Inc 3,069,612
13,186 PFSweb, Inc 53,008
80,134 *,e Porch Group, Inc 72,930
61,522 * PowerSchool Holdings, Inc 1,284,579
58,896 Progress Software Corp 3,232,212
58,770 * PROS Holdings, Inc 1,667,305
77,515 * Q2 Holdings, Inc 1,908,419
52,877 * Qualys, Inc 5,971,928
81,203 * Rapid7, Inc 3,947,278
68,658 * Rimini Street, Inc 256,781
217,959 *,e Riot Blockchain, Inc 2,606,790
42,689 Sapiens International Corp NV 859,330
13,501 * SecureWorks Corp 122,454
11,953 * ShotSpotter, Inc 355,602
67,188 * SolarWinds Corp 579,161
64,352 * Sprout Social, Inc 3,169,980
49,652 * SPS Commerce, Inc 7,313,740
40,737 * Squarespace, Inc 1,266,921

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
163,677 * Sumo Logic, Inc $ 1,964,124
175,766 * SVMK, Inc 1,650,443
75,208 * Telos Corp 127,854
153,415 * Tenable Holdings, Inc 5,674,821
13,579 *,e Tucows, Inc 304,034
93,710 * Unisys Corp 300,809
40,708 * Upland Software, Inc 149,398
146,878 * Varonis Systems, Inc 3,401,694
88,860 * Verint Systems, Inc 3,242,501
43,830 * Veritone, Inc 208,631
17,360 * Viant Technology, Inc 76,731
43,626 *,e Weave Communications, Inc 193,263
100,235 *,e WM Technology, Inc 72,650
65,374 * Workiva, Inc 6,107,239
58,016 * Xperi, Inc 550,572
159,862 * Yext, Inc 1,403,588
156,387 * Zeta Global Holdings Corp 1,518,518
173,357 * Zuora Inc 1,350,451
TOTAL SOFTWARE & SERVICES 164,279,958
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .5%
30,205 *,e 908 Devices, Inc 204,186
103,824 ADTRAN Holdings, Inc 946,875
51,355 Advanced Energy Industries, Inc 4,442,207
136,154 *,e Aeva Technologies, Inc 135,051
77,848 *,e Akoustis Technologies, Inc 221,867
119,370 * Arlo Technologies, Inc 768,743
15,093 * Aviat Networks, Inc 495,201
48,945 * Avid Technology, Inc 1,444,367
40,049 Badger Meter, Inc 5,299,684
58,226 Belden CDT, Inc 4,593,449
47,165 Benchmark Electronics, Inc 1,006,973
79,266 * Calix, Inc 3,622,456
15,390 * Cambium Networks Corp 233,005
66,552 *,e Cepton, Inc 24,824
17,023 *,e Clearfield, Inc 743,565
281,468 * CommScope Holding Co, Inc 1,387,637
11,162 *,e CompoSecure, Inc 83,715
39,789 Comtech Telecommunications Corp 411,816
53,635 * Corsair Gaming, Inc 934,322
44,098 CTS Corp 1,729,083
46,873 * Digi International, Inc 1,413,690
37,273 * DZS, Inc 253,456
78,672 * Eastman Kodak Co 258,831
35,687 * ePlus, Inc 1,553,812
117,515 *,e Evolv Technologies Holdings, Inc 423,054
173,090 * Extreme Networks, Inc 3,077,540
50,662 * Fabrinet 4,810,357
25,759 * FARO Technologies, Inc 601,473
37,072 *,e Focus Universal, Inc 78,963
125,553 * Harmonic, Inc 1,769,042
32,348 * Identiv, Inc 177,914
261,459 *,e Infinera Corp 1,655,035
130,514 *,e Inseego Corp 78,569
43,039 * Insight Enterprises, Inc 5,205,567
166,674 *,e IonQ, Inc 918,374
61,804 * Itron, Inc 3,300,334
31,385 * Kimball Electronics, Inc 631,780
124,377 * Knowles Corp 2,099,484
168,758 *,e Lightwave Logic, Inc 759,411
46,978 Methode Electronics, Inc 1,925,628

Small-Cap Blend Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
220,188 *,e Microvision, Inc $ 440,376
193,610 * Mirion Technologies, Inc 1,568,241
41,884 * Napco Security Technologies, Inc 1,298,404
37,896 * Netgear, Inc 535,470
92,990 * Netscout Systems, Inc 2,530,258
59,828 * nLight, Inc 524,691
48,617 * Novanta, Inc 7,430,622
47,801 *,e Ondas Holdings, Inc 47,801
21,999 * OSI Systems, Inc 2,485,007
40,238 *,e Ouster, Inc 142,441
34,411 *,e PAR Technology Corp 1,052,632
15,952 PC Connection, Inc 642,387
37,589 * Plexus Corp 3,287,910
98,564 * Ribbon Communications, Inc 252,324
25,777 * Rogers Corp 4,148,808
78,176 * Sanmina Corp 4,085,478
35,666 * Scansource, Inc 975,465
169,690 * SmartRent, Inc 437,800
64,431 * Super Micro Computer, Inc 6,792,960
137,307 * TTM Technologies, Inc 1,621,596
23,429 * Turtle Beach Corp 254,673
309,984 * Viavi Solutions, Inc 2,777,457
178,696 Vishay Intertechnology, Inc 3,804,438
16,057 * Vishay Precision Group, Inc 602,780
158,203 Xerox Holdings Corp 2,479,041
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 109,940,400
TELECOMMUNICATION SERVICES - 0 .9%
25,303 * Anterix, Inc 799,069
14,813 ATN International, Inc 535,786
36,546 * Bandwidth Inc 444,765
181,053 *,e Charge Enterprises, Inc 191,916
58,893 Cogent Communications Group, Inc 4,065,973
105,124 * Consolidated Communications Holdings, Inc 406,830
46,178 * EchoStar Corp (Class A) 788,258
909,750 * Globalstar, Inc 824,233
66,134 * Gogo, Inc 886,857
21,037 * IDT Corp (Class B) 698,639
171,342 Iridium Communications, Inc 10,875,077
49,275 *,e KORE Group Holdings, Inc 60,115
56,194 * Liberty Latin America Ltd (Class A) 498,441
197,391 * Liberty Latin America Ltd (Class C) 1,752,832
30,425 * Ooma, Inc 374,228
103,088 * Radius Global Infrastructure, Inc 1,514,363
66,893 Shenandoah Telecom Co 1,392,043
131,853 Telephone & Data Systems, Inc 1,318,530
20,002 * US Cellular Corp 424,842
TOTAL TELECOMMUNICATION SERVICES 27,852,797
TRANSPORTATION - 1 .6%
78,164 * Air Transport Services Group, Inc 1,587,511
21,858 * Allegiant Travel Co 2,271,265
33,199 ArcBest Corp 3,133,986
71,421 * Blade Air Mobility, Inc 187,123
77,080 Costamare, Inc 696,032
13,322 Covenant Transportation Group, Inc 524,754
53,825 * Daseke, Inc 440,288
17,854 e Eagle Bulk Shipping, Inc 798,431
32,081 Eneti, Inc 274,934
36,756 Forward Air Corp 3,878,126
57,696 * Frontier Group Holdings, Inc 547,535

See Notes to Financial Statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
53,888 Genco Shipping & Trading Ltd $ 830,414
173,913 Golden Ocean Group Ltd 1,591,304
70,276 * Hawaiian Holdings, Inc 585,399
63,458 Heartland Express, Inc 918,872
44,116 * Hub Group, Inc (Class A) 3,326,346
365,121 *,e Joby Aviation, Inc 1,580,974
79,832 Marten Transport Ltd 1,611,808
50,671 Matson, Inc 3,447,148
8,979 * PAM Transportation Services, Inc 201,578
51,631 * Radiant Logistics, Inc 340,765
102,066 e Safe Bulkers, Inc 373,561
36,441 * Saia, Inc 10,851,037
66,516 * Skywest, Inc 1,882,403
148,197 Spirit Airlines, Inc 2,534,169
46,129 * Sun Country Airlines Holdings, Inc 910,125
254,516 *,e TuSimple Holdings, Inc 307,964
10,420 Universal Logistics Holdings Inc 266,752
86,888 Werner Enterprises, Inc 3,924,731
TOTAL TRANSPORTATION 49,825,335
UTILITIES - 3 .3%
78,559 Allete, Inc 4,900,510
122,288 * Altus Power, Inc 555,187
50,533 American States Water Co 4,484,804
11,287 Artesian Resources Corp 618,302
101,168 Avista Corp 4,458,474
89,160 Black Hills Corp 5,821,256
134,364 e Brookfield Infrastructure Corp 5,723,906
74,215 California Water Service Group 4,161,977
23,822 Chesapeake Utilities Corp 2,942,017
49,016 Clearway Energy, Inc (Class A) 1,420,484
113,378 Clearway Energy, Inc (Class C) 3,443,290
17,733 Global Water Resources, Inc 194,531
49,770 MGE Energy, Inc 3,812,880
23,404 Middlesex Water Co 1,708,024
87,475 * Montauk Renewables, Inc 581,709
131,583 New Jersey Resources Corp 6,794,946
48,631 Northwest Natural Holding Co 2,283,712
79,761 NorthWestern Corp 4,675,590
73,750 ONE Gas, Inc 5,675,062
71,745 Ormat Technologies, Inc 6,156,438
56,472 Otter Tail Corp 4,063,160
116,817 PNM Resources, Inc 5,622,402
123,003 Portland General Electric Co 6,226,412
25,021 * Pure Cycle Corp 246,957
37,579 SJW Corp 2,852,998
91,954 Southwest Gas Holdings Inc 5,149,424
69,824 Spire, Inc 4,729,180
138,468 *,e Sunnova Energy International, Inc 2,486,885
21,828 Unitil Corp 1,213,419
4,040 e Via Renewables, Inc 41,814
18,741 York Water Co 787,872
TOTAL UTILITIES 103,833,622
TOTAL COMMON STOCKS 3,107,734,563
(Cost $2,480,727,530)

Small-Cap Blend Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
ENERGY - 0 .0%
4 Chord Energy Corp 09/01/24 $ 79
TOTAL ENERGY 79
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
20,265 † Chinook Therapeutics, Inc 0
9,351 † Tobira Therapeutics, Inc 561
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 561
TOTAL RIGHTS/WARRANTS 640
(Cost $561)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 3.9%
REPURCHASE AGREEMENT - 0 .6%
$ 20,380,000 r Fixed Income Clearing Corp (FICC) 4 .800% 05/01/23 20,380,000
TOTAL REPURCHASE AGREEMENT 20,380,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3 .3%
102,839,232 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .840 102,839,232
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 102,839,232
TOTAL SHORT-TERM INVESTMENTS 123,219,232
(Cost $123,219,232)
TOTAL INVESTMENTS - 103.2% 3,230,954,435
(Cost $2,603,947,323)
OTHER ASSETS & LIABILITIES, NET - (3.2)% (100,887,017)
NET ASSETS - 100.0% $ 3,130,067,418
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $131,811,738.
r Agreement with Fixed Income Clearing Corp (FICC), 4.800% dated 4/28/23 to be repurchased at $20,380,000 on 5/1/23, collateralized by Government Agency Securities, with coupon rate 2.625% and maturity date 4/15/25, valued at $20,787,672.
Futures contracts outstanding as of April 30, 2023 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
Russell 2000 Index Futures 225 06/16/23  $ 19,944,275 $ 19,966,500 $ 22,225

Portfolios of Investments
(Unaudited)
Emerging Markets Equity Index Fund April 30, 2023
135
See Notes to Financial Statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BONDS - 0.0%
CORPORATE BONDS - 0 .0%
INDIA - 0 .0%
INR 1,648,737 Britannia Industries Ltd 5 .500% 06/03/24 $ 19,686
TOTAL INDIA 19,686
TOTAL CORPORATE BONDS 19,686
(Cost $22,656)
TOTAL BONDS 19,686
(Cost $22,656)
SHARES COMPANY
COMMON STOCKS - 99.8%
AUSTRALIA - 0 .2%
337,743 AngloGold Ashanti Ltd 9,026,709
TOTAL AUSTRALIA 9,026,709
BRAZIL - 5 .0%
3,755,297 AMBEV S.A. 10,661,014
454,500 Atacadao Distribuicao Comercio e Industria Ltd 979,565
4,932,846 B3 SA-Brasil Bolsa Balcao 11,551,313
1,238,528 Banco Bradesco S.A. 3,084,029
4,197,504 Banco Bradesco S.A. (Preference) 11,655,526
881,800 Banco BTG Pactual S.A. - Unit 4,140,454
718,783 Banco do Brasil S.A. 6,176,478
158,274 Banco Santander Brasil S.A. 852,645
597,248 BB Seguridade Participacoes S.A. 4,108,340
979,045 Centrais Eletricas Brasileiras S.A. 6,644,347
192,192 Centrais Eletricas Brasileiras S.A. (Preference) 1,402,965
921,942 Cia de Concessoes Rodoviarias 2,508,271
282,158 * Cia de Saneamento Basico do Estado de Sao Paulo 2,609,557
1,172,335 Cia Energetica de Minas Gerais 2,902,750
531,730 Cia Siderurgica Nacional S.A. 1,514,873
917,783 Cosan SA Industria e Comercio 2,756,403
227,480 CPFL Energia S.A. 1,511,425
161,000 Energisa S.A. 1,349,252
913,100 * Eneva S.A. 2,077,807
175,425 Engie Brasil Energia S.A. 1,450,093
806,265 Equatorial Energia S.A. 4,419,440
896,883 Gerdau S.A. (Preference) 4,527,751
4,267,550 *,g Hapvida Participacoes e Investimentos S.A. 2,361,450
316,003 Hypermarcas S.A. 2,359,981
3,876,123 Investimentos Itau S.A. - PR 6,745,408
3,928,953 Itau Unibanco Holding S.A. 20,417,511
610,033 Klabin S.A. 2,339,695
614,506 Localiza Rent A Car 7,146,937
780,854 Lojas Renner S.A. 2,479,796
2,369,060 * Magazine Luiza S.A. 1,586,403
690,019 * Natura & Co Holding S.A. 1,530,055
649,185 * Petro Rio S.A. 4,522,872
3,113,878 Petroleo Brasileiro S.A. 16,650,051
3,957,325 Petroleo Brasileiro S.A. (Preference) 18,803,601
854,515 Raia Drogasil S.A. 4,502,316
430,288 g Rede D'Or Sao Luiz S.A. 1,972,951
1,044,627 Rumo S.A. 4,125,898
966,159 Sendas Distribuidora S.A. 2,380,628

Emerging Markets Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
BRAZIL—continued
20,770 * Sitios Latinoamerica SAB de C.V. $ 8,410
566,287 Suzano SA 4,518,670
437,821 Telefonica Brasil S.A. 3,609,447
805,966 TIM S.A. 2,262,225
390,000 Totvus S.A. 2,006,376
692,560 Ultrapar Participacoes S.A. 2,005,005
3,089,042 Vale S.A. 44,838,735
855,827 Vibra Energia S.A. 2,264,910
1,343,434 Weg S.A. 11,075,425
TOTAL BRAZIL 261,399,054
CHILE - 0 .5%
34,711,424 Banco de Chile 3,695,815
43,561 Banco de Credito e Inversiones 1,313,980
48,722,070 Banco Santander Chile S.A. 2,329,727
1,118,207 * Cencosud S.A. 2,278,663
104,410 Cia Cervecerias Unidas S.A. 852,353
12,576,205 Compania SudAmericana de Vapores S.A. 1,285,118
881,795 Empresas CMPC S.A. 1,381,816
336,199 Empresas COPEC S.A. 2,339,337
22,752,382 Enel Chile S.A. 1,296,512
18,656,126 Enersis S.A. 2,542,179
612,023 SACI Falabella 1,312,371
122,422 Sociedad Quimica y Minera de Chile S.A. (Class B) 8,287,844
TOTAL CHILE 28,915,715
CHINA - 31 .1%
97,500 360 Finance, Inc (ADR) 1,719,900
337,800 360 Security Technology, Inc 780,574
3,485 3peak, Inc 117,112
1,288,000 g 3SBio, Inc 1,290,527
592,500 e AAC Technologies Holdings, Inc 1,252,650
27,856 * Advanced Micro-Fabrication Equipment, Inc China 732,396
38,500 AECC Aero-Engine Control Co Ltd 132,715
90,500 AECC Aviation Power Co Ltd 573,160
25,197,043 Agricultural Bank of China Ltd 9,741,993
4,666,600 Agricultural Bank of China Ltd (Class A) 2,304,807
350,119 Aier Eye Hospital Group Co Ltd 1,490,539
356,390 * Air China Ltd 548,577
1,602,000 *,e Air China Ltd (H shares) 1,418,052
110,530 Airtac International Group 4,011,629
396,000 *,g Akeso, Inc 2,174,907
11,956,277 * Alibaba Group Holding Ltd 126,421,160
3,840,284 * Alibaba Health Information Technology Ltd 2,768,112
3,460,000 Aluminum Corp of China Ltd 2,055,449
785,700 Aluminum Corp of China Ltd (Class A) 727,397
15,390 * Amlogic Shanghai Co Ltd 186,278
37,600 Angel Yeast Co Ltd 217,467
1,048,782 Anhui Conch Cement Co Ltd 3,311,548
234,700 Anhui Conch Cement Co Ltd (Class A) 912,353
115,458 Anhui Gujing Distillery Co Ltd 2,047,674
20,900 Anhui Gujing Distillery Co Ltd (Class A) 826,397
19,760 Anhui Honglu Steel Construction Group Co Ltd 91,995
28,400 Anhui Kouzi Distillery Co Ltd 247,120
28,600 Anhui Yingjia Distillery Co Ltd 264,739
994,286 Anta Sports Products Ltd 12,355,218
56,400 * Apeloa Pharmaceutical Co Ltd 168,457
92,600 *
Asia-Potash International Investment Guangzhou Co
Ltd 326,581
15,400 Asymchem Laboratories Tianjin Co Ltd 281,662
30,100 Autobio Diagnostics Co Ltd 248,925

See Notes to Financial Statements
SHARES COMPANY VALUE
CHINA—continued
63,000 Autohome, Inc (ADR) $ 1,867,950
84,800 Avary Holding Shenzhen Co Ltd 320,501
294,858 Avic Capital Co Ltd 162,867
1,054,861 e AviChina Industry & Technology Co 570,165
14,700 AVICOPTER plc 90,362
1,787,612 * Baidu, Inc 26,906,957
1,235,616 Bank of Beijing Co Ltd 846,249
259,086 Bank of Changsha Co Ltd 306,620
155,305 Bank of Chengdu Co Ltd 308,719
2,077,343 Bank of China Ltd - A 1,101,254
65,287,425 Bank of China Ltd - H 26,073,051
2,235,200 Bank of Communications Co Ltd - A 1,798,367
7,798,934 Bank of Communications Co Ltd - H 5,037,332
259,700 Bank of Hangzhou Co Ltd 471,362
728,110 Bank of Jiangsu Co Ltd 811,416
516,900 Bank of Nanjing Co Ltd 703,307
342,168 Bank of Ningbo Co Ltd 1,354,919
861,309 Bank of Shanghai Co Ltd 781,418
320,800 Bank of Suzhou Co Ltd 348,500
1,134,400 Baoshan Iron & Steel Co Ltd 1,056,160
1,000,500 BBMG Corp 348,471
504,826 * BeiGene Ltd 9,906,690
1,828,830 * Beijing Capital International Airport Co Ltd 1,424,744
264,900 Beijing Dabeinong Technology Group Co Ltd 270,692
19,500 Beijing Easpring Material Technology Co Ltd 151,184
178,400 Beijing Enlight Media Co Ltd 263,604
447,000 Beijing Enterprises Holdings Ltd 1,855,045
2,887,583 Beijing Enterprises Water Group Ltd 733,261
24,376 Beijing Kingsoft Office Software, Inc 1,553,013
79,600 Beijing New Building Materials plc 304,900
122,788 Beijing Shiji Information Technology Co Ltd 340,156
70,200 Beijing Tongrentang Co Ltd 590,057
24,280 Beijing United Information Technology Co Ltd 211,010
24,070 * Beijing Wantai Biological Pharmacy Enterprise Co Ltd 365,088
224,900 Beijing Yanjing Brewery Co Ltd 425,474
6,100 Beijing Yuanliu Hongyuan Electronic Technology Co Ltd 62,452
11,800 Bethel Automotive Safety Systems Co Ltd 109,418
11,900 Betta Pharmaceuticals Co Ltd 117,166
16,700 BGI Genomics Co Ltd 149,821
154,187 * Bilibili, Inc 3,136,649
26,921 Bloomage Biotechnology Corp Ltd 387,012
186,900 g BOC Aviation Ltd 1,481,362
162,200 BOC International China Co Ltd 251,959
2,261,500 BOE Technology Group Co Ltd 1,314,193
2,784,000 e Bosideng International Holdings Ltd 1,373,006
76,400 BTG Hotels Group Co Ltd 239,116
86,900 BYD Co Ltd 3,220,132
680,037 BYD Co Ltd (H shares) 20,622,965
529,500 BYD Electronic International Co Ltd 1,605,834
113,600 By-health Co Ltd 391,659
553,575 C&D International Investment Group Ltd 1,704,807
383,350 Caitong Securities Co Ltd 430,190
353,100 CECEP Solar Energy Co Ltd 355,409
339,170 CECEP Wind-Power Corp 187,309
6,220,000 g CGN Power Co Ltd 1,642,470
16,900 Changchun High & New Technology Industry Group, Inc 398,231
23,945 Changjiang Securities Co Ltd 19,630
12,800 Changzhou Xingyu Automotive Lighting Systems Co Ltd 202,683
127,100 Chaozhou Three-Circle Group Co Ltd 555,974
228,600 Chengtun Mining Group Co Ltd 173,440
38,600 Chengxin Lithium Group Co Ltd 177,376

Emerging Markets Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
CHINA—continued
161,600 China Baoan Group Co Ltd $ 249,368
8,164,097 China Cinda Asset Management Co Ltd 971,124
8,362,530 China Citic Bank 4,523,835
1,945,000 China Coal Energy Co 1,671,164
2,790,000 China Communications Services Corp Ltd 1,528,821
1,356,500 China Conch Venture Holdings Ltd 2,164,330
1,113,300 China Construction Bank Corp - A 1,014,547
78,604,641 China Construction Bank Corp - H 52,549,245
201,900 China CSSC Holdings Ltd 757,364
469,600 * China Eastern Airlines Corp Ltd 351,668
1,330,900 China Energy Engineering Corp Ltd 521,285
2,195,400 China Everbright Bank Co Ltd - A 1,015,252
3,836,000 China Everbright Bank Co Ltd - H 1,228,518
2,873,888 China Everbright International Ltd 1,220,035
2,974,000 g China Feihe Ltd 2,008,307
3,396,245 China Galaxy Securities Co Ltd 1,844,672
285,900 China Galaxy Securities Co Ltd (Class A) 446,000
2,487,268 China Gas Holdings Ltd 3,199,795
76,300 China Great Wall Securities Co Ltd 96,367
74,800 China Greatwall Technology Group Co Ltd 125,425
2,072,000 China Hongqiao Group Ltd 2,040,871
2,230,000 *,† China Huishan Dairy Holdings Co Ltd 2,841
1,324,224 China Insurance International Holdings Co Ltd 1,521,073
46,100 China International Capital Corp Ltd 281,005
1,297,006 g China International Capital Corp Ltd 2,725,349
91,800 China International Travel Service Corp Ltd 2,141,770
2,718,000 China Jinmao Holdings Group Ltd 507,781
182,544 China Jushi Co Ltd 384,864
1,030,000 China Lesso Group Holdings Ltd 890,459
6,339,880 China Life Insurance Co Ltd 12,179,893
156,500 China Life Insurance Co Ltd (Class A) 882,708
325,000 *,g China Literature Ltd 1,501,527
2,800,341 China Longyuan Power Group Corp 2,938,860
1,186,000 China Medical System Holdings Ltd 1,968,902
74,340 China Meheco Co Ltd 152,915
510,000 e China Meidong Auto Holdings Ltd 791,421
2,568,000 China Mengniu Dairy Co Ltd 10,365,913
3,144,868 China Merchants Bank Co Ltd 15,180,663
1,000,495 China Merchants Bank Co Ltd (Class A) 4,869,370
511,900 China Merchants Energy Shipping Co Ltd 490,886
1,178,894 China Merchants Holdings International Co Ltd 1,749,269
351,020 China Merchants Securities Co Ltd 709,139
438,000
China Merchants Shekou Industrial Zone Holdings
Co Ltd 864,024
77,800 China Minmetals Rare Earth Co Ltd 380,505
1,804,058 China Minsheng Banking Corp Ltd - A 946,120
6,225,514 e China Minsheng Banking Corp Ltd - H 2,286,910
3,249,000 China Molybdenum Co Ltd 1,991,709
918,300 China Molybdenum Co Ltd (Class A) 792,524
3,351,913 China National Building Material Co Ltd 2,514,973
256,700 China National Chemical Engineering Co Ltd 393,155
493,400 China National Nuclear Power Co Ltd 492,335
63,200 China Northern Rare Earth Group High-Tech Co Ltd 230,202
1,868,773 China Oilfield Services Ltd 2,198,095
1,977,294 China Overseas Land & Investment Ltd 5,014,700
665,000 China Overseas Property Holdings Ltd 738,483
346,400 China Pacific Insurance Group Co Ltd - A 1,563,813
2,283,619 China Pacific Insurance Group Co Ltd - H 6,821,244
4,296,000 China Power International Development Ltd 1,630,754
1,165,611 China Railway Group Ltd - A 1,565,976
3,970,000 China Railway Group Ltd - H 3,052,290

See Notes to Financial Statements
SHARES COMPANY VALUE
CHINA—continued
347,967 China Railway Signal & Communication Corp Ltd $ 327,917
1,313,071 China Resources Beer Holdings Company Ltd 10,143,179
2,157,226 China Resources Cement Holdings Ltd 976,626
793,800 China Resources Gas Group Ltd 2,505,500
2,705,555 China Resources Land Ltd 12,599,108
45,334 China Resources Microelectronics Ltd 375,691
579,407 g China Resources Mixc Lifestyle Services Ltd 3,071,785
1,297,346 g China Resources Pharmaceutical Group Ltd 1,288,734
1,605,372 China Resources Power Holdings Co 3,495,260
49,425
China Resources Sanjiu Medical & Pharmaceutical
Co Ltd 421,092
440,200 China Shenhua Energy Co Ltd - A 1,851,138
2,877,000 China Shenhua Energy Co Ltd - H 9,556,091
1,520,000 *,e China Southern Airlines Co Ltd 1,064,672
454,500 * China Southern Airlines Co Ltd (Class A) 508,973
2,273,010 China State Construction Engineering Corp Ltd 2,159,059
1,632,000 China State Construction International Holdings Ltd 2,029,068
1,369,000 China Three Gorges Renewables Group Co Ltd 1,072,912
70,763 *,e,g China Tourism Group Duty Free Corp Ltd 1,513,716
23,716,778 g China Tower Corp Ltd 3,026,813
1,926,800 China Vanke Co Ltd 3,012,155
551,200 China Vanke Co Ltd (Class A) 1,205,059
739,000 China Yangtze Power Co Ltd 2,336,350
31,800 China Zhenhua Group Science & Technology Co Ltd 413,206
546,781 China Zheshang Bank Co Ltd 243,301
2,302,000 Chinasoft International Ltd 1,534,610
28,800 Chongqing Brewery Co Ltd 434,146
320,866 Chongqing Changan Automobile Co Ltd 553,464
26,500 Chongqing Fuling Zhacai Group Co Ltd 98,736
592,652 Chongqing Rural Commercial Bank Co Ltd 331,369
66,800 Chongqing Zhifei Biological Products Co Ltd 786,327
1,650,833 Chow Tai Fook Jewellery Group Ltd 3,315,222
4,984,738 Citic Pacific Ltd 6,257,295
1,749,232 CITIC Securities Co Ltd 3,683,184
643,480 CITIC Securities Co Ltd (Class A) 1,958,395
14,200 CNGR Advanced Material Co Ltd 127,171
130,065 CNNC Hua Yuan Titanium Dioxide Co Ltd 118,649
209,880 Contemporary Amperex Technology Co Ltd 7,023,128
1,840,196 COSCO Pacific Ltd 1,210,842
317,000 COSCO SHIPPING Development Co Ltd 119,173
169,400 COSCO SHIPPING Energy Transportation Co Ltd 320,794
615,810 COSCO SHIPPING Holdings Co Ltd - A 990,474
2,562,300 COSCO SHIPPING Holdings Co Ltd - H 2,976,160
9,884,496 e Country Garden Holdings Co Ltd 2,546,244
1,773,000 Country Garden Services Holdings Co Ltd 2,786,359
188,900 CSC Financial Co Ltd 692,549
7,215,489 CSPC Pharmaceutical Group Ltd 7,347,506
49,456 Da An Gene Co Ltd of Sun Yat-Sen University 111,331
21,400 Dajin Heavy Industry Co Ltd 94,317
1,620,000 g Dali Foods Group Co Ltd 674,171
1,389,900 Dalian Port PDA Co Ltd 325,453
1,109,200 Daqin Railway Co Ltd 1,233,877
47,000 * Daqo New Energy Corp (ADR) 2,158,240
57,600 DaShenLin Pharmaceutical Group Co Ltd 286,641
324,600 Datang International Power Generation Co Ltd 145,710
66,900 DHC Software Co Ltd 75,246
47,880 Do-Fluoride New Materials Co Ltd 140,738
56,200 Dong-E-E-Jiao Co Ltd 417,961
145,100 Dongfang Electric Corp Ltd 365,793
2,393,917 Dongfeng Motor Group Co Ltd 1,145,370
231,500 Dongxing Securities Co Ltd 278,904

Emerging Markets Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
CHINA—continued
1,204,000 Dongyue Group $ 1,225,207
742,185 East Money Information Co Ltd 1,729,583
18,900 Ecovacs Robotics Co Ltd 190,209
637,928 ENN Energy Holdings Ltd 8,747,017
115,700 ENN Natural Gas Co Ltd 339,599
95,861 Eve Energy Co Ltd 909,413
182,800 Everbright Securities Co Ltd 401,339
142,860 Fangda Carbon New Material Co Ltd 133,254
1,007,000 e Far East Horizon Ltd 905,919
93,400 FAW Jiefang Group Co Ltd 109,921
178,400 First Capital Securities Co Ltd 152,760
341,000 e Flat Glass Group Co Ltd 958,654
95,600 Flat Glass Group Co Ltd 423,697
845,140 Focus Media Information Technology Co Ltd 787,048
191,304 * Foshan Haitian Flavouring & Food Co Ltd 1,953,839
2,145,452 Fosun International 1,504,656
534,200 Foxconn Industrial Internet Co Ltd 1,244,480
12,000 Fu Jian Anjoy Foods Co Ltd 294,973
68,400 Fujian Sunner Development Co Ltd 211,381
89,400 Fuyao Glass Industry Group Co Ltd - A 438,760
517,698 g Fuyao Glass Industry Group Co Ltd - H 2,106,141
70,440 Ganfeng Lithium Co Ltd 662,898
301,320 g Ganfeng Lithium Co Ltd 1,988,036
27,100 Gaona Aero Material Co Ltd 149,185
5,000 G-bits Network Technology Xiamen Co Ltd 378,362
16,191,795 * GCL Poly Energy Holdings Ltd 4,065,613
1,118,283 GD Power Development Co Ltd 623,911
689,200 * GDS Holdings Ltd 1,334,424
4,810,828 Geely Automobile Holdings Ltd 5,972,372
268,600 GEM Co Ltd 272,909
300,600 Gemdale Corp 354,670
932,000 * Genscript Biotech Corp 2,463,629
924,600 GF Securities Co Ltd 1,327,768
293,100 GF Securities Co Ltd (Class A) 650,374
27,468 Gigadevice Semiconductor Beijing, Inc 431,735
18,750 * Ginlong Technologies Co Ltd 308,928
136,500 GoerTek, Inc 350,429
8,850 GoodWe Technologies Co Ltd 333,041
70,200 Gotion High-tech Co Ltd 279,371
2,175,766 e Great Wall Motor Co Ltd 2,640,458
131,400 Great Wall Motor Co Ltd 511,698
160,900 Gree Electric Appliances, Inc of Zhuhai 914,519
744,500 Greentown China Holdings Ltd 894,773
1,329,305 e Greentown Service Group Co Ltd 816,613
51,700 GRG Banking Equipment Co Ltd 88,433
83,900 Guangdong Haid Group Co Ltd 665,585
128,400 Guangdong HEC Technology Holding Co Ltd 144,261
2,596,000 Guangdong Investments Ltd 2,481,715
15,400 Guangdong Kinlong Hardware Products Co Ltd 155,427
663,187 Guanghui Energy Co Ltd 892,608
222,800 Guangzhou Automobile Group Co Ltd 343,187
2,394,851 Guangzhou Automobile Group Co Ltd - H 1,494,667
74,100
Guangzhou Baiyunshan Pharmaceutical Holdings Co
Ltd 358,455
22,800 Guangzhou Great Power Energy & Technology Co Ltd 171,809
41,100 Guangzhou Haige Communications Group, Inc Co 58,540
25,700 Guangzhou Kingmed Diagnostics Group Co Ltd 304,011
36,672 Guangzhou Shiyuan Electronic Technology Co Ltd 349,763
86,900 Guangzhou Tinci Materials Technology Co Ltd 536,858
122,100 Guolian Securities Co Ltd 181,768
280,600 Guosen Securities Co Ltd 381,699

See Notes to Financial Statements
SHARES COMPANY VALUE
CHINA—continued
365,300 Guotai Junan Securities Co Ltd $ 799,078
339,630 Guoyuan Securities Co Ltd 343,844
953,000 e,g Haidilao International Holding Ltd 2,329,992
285,400 Haier Smart Home Co Ltd 979,036
1,904,600 Haier Smart Home Co Ltd 6,208,197
549,000 Haitian International Holdings Ltd 1,426,456
2,372,000 Haitong Securities Co Ltd 1,575,497
394,700 Haitong Securities Co Ltd (Class A) 529,149
157,300 Hangzhou Binjiang Real Estate Group Co Ltd 209,421
21,700 Hangzhou Chang Chuan Technology Co Ltd 151,199
57,036 Hangzhou First Applied Material Co Ltd 405,224
27,700 * Hangzhou Lion Electronics Co Ltd 184,974
63,300 * Hangzhou Oxygen Plant Group Co Ltd 367,889
44,600 Hangzhou Robam Appliances Co Ltd 167,998
46,500 Hangzhou Silan Microelectronics Co Ltd 221,598
16,000 Hangzhou Tigermed Consulting Co Ltd - A 210,560
104,500 g Hangzhou Tigermed Consulting Co Ltd - H 870,505
990,000 g Hansoh Pharmaceutical Group Co Ltd 1,806,060
181,300 Heilongjiang Agriculture Co Ltd 355,745
114,500 Henan Shenhuo Coal & Power Co Ltd 269,876
188,000 Henan Shuanghui Investment & Development Co Ltd 677,696
518,500 Hengan International Group Co Ltd 2,315,858
77,700 Hengdian Group DMEGC Magnetics Co Ltd 213,468
273,320 Hengli Petrochemical Co Ltd 624,576
4,198,904 *,e HengTen Networks Group Ltd 1,022,121
127,300 Hengtong Optic-electric Co Ltd 268,201
354,660 Hengyi Petrochemical Co Ltd 392,962
768,900 Hesteel Co Ltd 256,637
26,100 Hithink RoyalFlush Information Network Co Ltd 673,295
24,340 Hongfa Technology Co Ltd 110,079
41,000 Hoshine Silicon Industry Co Ltd 434,334
469,051 *,g Hua Hong Semiconductor Ltd 1,927,381
408,000 Huadian Power International Corp Ltd (Class A) 372,630
97,400 Huadong Medicine Co Ltd 583,418
146,400 Huafon Chemical Co Ltd 152,379
124,500 Huaibei Mining Holdings Co Ltd 244,715
105,520 Hualan Biological Engineering, Inc 355,326
469,900 Huaneng Power International, Inc - A 658,393
3,747,110 e Huaneng Power International, Inc - H 2,335,104
1,372,200 g Huatai Securities Co Ltd 1,772,359
216,000 Huatai Securities Co Ltd (Class A) 438,976
135,500 Huaxi Securities Co Ltd 173,205
692,419 Huaxia Bank Co Ltd 576,444
122,700 Huaxin Cement Co Ltd 261,756
154,873 Huayu Automotive Systems Co Ltd 366,875
158,506 * Huazhu Group Ltd (ADR) 7,433,931
28,400 Hubei Feilihua Quartz Glass Co Ltd 196,121
71,000 Hubei Jumpcan Pharmaceutical Co Ltd 323,741
47,800 Hubei Xingfa Chemicals Group Co Ltd 170,983
24,100 Huizhou Desay Sv Automotive Co Ltd 360,416
93,600 Humanwell Healthcare Group Co Ltd 365,148
45,719 Hunan Changyuan Lico Co Ltd 73,587
389,400 Hunan Valin Steel Co Ltd 297,200
98,096 Hundsun Technologies, Inc 701,517
288,200 *,g Hygeia Healthcare Holdings Co Ltd 2,123,803
108,200 Iflytek Co Ltd 948,067
10,900 * Imeik Technology Development Co Ltd 857,265
3,823,105 Industrial & Commercial Bank of China Ltd - A 2,606,883
46,639,777 Industrial & Commercial Bank of China Ltd - H 25,092,386
1,010,700 Industrial Bank Co Ltd 2,517,648
376,480 Industrial Securities Co Ltd 365,968

Emerging Markets Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
CHINA—continued
22,800 Ingenic Semiconductor Co Ltd $ 291,708
1,909,400 Inner Mongolia BaoTou Steel Union Co Ltd 502,685
140,900 Inner Mongolia Dian Tou Energy Corp Ltd 274,504
49,980 Inner Mongolia ERDOS Resources Co Ltd 104,456
343,300
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co Ltd 215,419
323,600 Inner Mongolia Yili Industrial Group Co Ltd 1,381,819
1,168,400 Inner Mongolia Yitai Coal Co 1,732,943
186,500 Inner Mongolia Yuan Xing Energy Co Ltd 198,036
890,737 *,g Innovent Biologics, Inc 4,282,725
76,900 Inspur Electronic Information Industry Co Ltd 457,585
372,285 * IQIYI, Inc (ADR) 2,270,939
3,802 iRay Technology Co Ltd 151,187
159,684 JA Solar Technology Co Ltd 931,672
30,740 Jafron Biomedical Co Ltd 127,890
23,660 Jason Furniture Hangzhou Co Ltd 126,838
901,149 *,g JD Health International, Inc 6,502,801
1,747,084 JD.com, Inc 31,181,679
183,800 Jiangsu Eastern Shenghong Co Ltd 336,728
1,108,000 Jiangsu Express 1,122,359
63,456 Jiangsu Hengli Hydraulic Co Ltd 564,885
350,819 Jiangsu Hengrui Medicine Co Ltd 2,468,035
76,300 Jiangsu King's Luck Brewery JSC Ltd 659,928
17,700 Jiangsu Pacific Quartz Co Ltd 303,634
72,700 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 1,571,814
8,500 Jiangsu Yangnong Chemical Co Ltd 113,106
28,500 Jiangsu Yoke Technology Co Ltd 278,816
58,800 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 268,190
157,000 Jiangsu Zhongtian Technology Co Ltd 331,661
992,000 Jiangxi Copper Co Ltd 1,764,712
100,300 Jiangxi Copper Co Ltd (Class A) 296,585
68,300 * Jiangxi Special Electric Motor Co Ltd 123,931
13,800 JiuGui Liquor Co Ltd 223,024
628,000 g Jiumaojiu International Holdings Ltd 1,411,061
266,200 Jizhong Energy Resources Co Ltd 284,918
49,000 Joincare Pharmaceutical Group Industry Co Ltd 91,710
17,416 Joinn Laboratories China Co Ltd 124,743
141,726 Jointown Pharmaceutical Group Co Ltd 339,264
51,500
Jonjee Hi-Tech Industrial And Commercial Holding
Co Ltd 273,778
38,604 JOYY, Inc (ADR) 1,174,720
30,900 Juewei Food Co Ltd 177,880
69,700 Juneyao Airlines Co Ltd 180,724
145,400 * Kanzhun Ltd (ADR) 2,688,446
544,194 * KE Holdings, Inc (ADR) 8,538,404
73,400 Keda Industrial Group Co Ltd 133,429
587,881 Kingboard Chemical Holdings Ltd 1,800,522
2,066,000 * Kingdee International Software Group Co Ltd 3,176,812
795,800 Kingsoft Corp Ltd 3,498,116
351,707 *,e,g Koolearn Technology Holding Ltd 1,219,279
1,430,401 *,g Kuaishou Technology 9,469,453
98,000 Kuang-Chi Technologies Co Ltd 248,852
61,043 Kweichow Moutai Co Ltd 15,539,189
5,913,856 Lenovo Group Ltd 6,050,322
202,900 Lens Technology Co Ltd 342,187
50,700 Lepu Medical Technology Beijing Co Ltd 175,107
907,910 * Li Auto, Inc 10,753,150
1,907,000 Li Ning Co Ltd 13,638,132
216,700 * Lingyi iTech Guangdong Co 185,871
22,100 Livzon Pharmaceutical Group, Inc 114,257
139,300 Lomon Billions Group Co Ltd 348,739
1,558,000 g Longfor Properties Co Ltd 4,263,465

See Notes to Financial Statements
SHARES COMPANY VALUE
CHINA—continued
369,224 LONGi Green Energy Technology Co Ltd $ 1,865,103
315,838 Lufax Holding Ltd (ADR) 536,925
11,220 Luoyang Xinqianglian Slewing Bearing Co Ltd 66,168
128,700 Luxi Chemical Group Co Ltd 223,036
332,053 Luxshare Precision Industry Co Ltd 1,255,826
73,100 Luzhou Laojiao Co Ltd 2,388,631
108,370 Mango Excellent Media Co Ltd 562,223
20,320 Maxscend Microelectronics Co Ltd 298,653
195,200 Meihua Holdings Group Co Ltd 269,343
216,928 * Meinian Onehealth Healthcare Holdings Co Ltd 219,767
4,017,629 *,g Meituan Dianping (Class B) 68,663,083
966,700 Metallurgical Corp of China Ltd 626,330
489,300 Microport Scientific Corp 1,085,701
116,800 Ming Yang Smart Energy Group Ltd 349,349
76,100 MINISO Group Holding Ltd (ADR) 1,403,284
642,000 Minth Group Ltd 1,858,966
64,976 Montage Technology Co Ltd 572,755
260,084 Muyuan Foodstuff Co Ltd 1,798,536
100,594
Nanjing King-Friend Biochemical Pharmaceutical Co
Ltd 210,853
299,856 NARI Technology Co Ltd 1,133,458
23,800 NAURA Technology Group Co Ltd 1,153,071
124,400 NavInfo Co Ltd 213,011
1,603,219 NetEase, Inc 28,541,148
104,200 New China Life Insurance Co Ltd - A 585,839
738,500 New China Life insurance Co Ltd - H 2,114,729
264,900 * New Hope Liuhe Co Ltd 497,825
1,264,827 * New Oriental Education & Technology Group, Inc 5,744,224
78,600 Ninestar Corp 449,747
12,200 Ningbo Deye Technology Co Ltd 443,533
105,200 Ningbo Joyson Electronic Corp 234,534
37,700 Ningbo Orient Wires & Cables Co Ltd 255,638
19,852 Ningbo Ronbay New Energy Technology Co Ltd 191,298
95,200 Ningbo Shanshan Co Ltd 208,955
47,800 Ningbo Tuopu Group Co Ltd 350,604
361,400 Ningxia Baofeng Energy Group Co Ltd 689,147
1,103,434 * NIO, Inc (ADR) 8,684,026
1,422,700 e,g Nongfu Spring Co Ltd 7,719,216
76,700 North Industries Group Red Arrow Co Ltd 201,698
211,900 * Offcn Education Technology Co Ltd 150,594
207,326 Offshore Oil Engineering Co Ltd 201,953
27,740 Oppein Home Group, Inc 462,048
295,680 Orient Securities Co Ltd 458,558
27,600 Ovctek China, Inc 129,152
384,500 * Pangang Group Vanadium Titanium & Resources Co Ltd 233,568
8,286,220 People's Insurance Co Group of China Ltd 3,258,971
401,000 People's Insurance Co Group of China Ltd (Class A) 360,644
96,150 Perfect World Co Ltd 305,074
37,200 Pharmaron Beijing Co Ltd - A 263,333
177,900 g Pharmaron Beijing Co Ltd - H 771,271
5,568,306 PICC Property & Casualty Co Ltd 6,734,635
411,626 * Pinduoduo, Inc (ADR) 28,052,312
980,700 Ping An Bank Co Ltd 1,780,710
403,500 *,e,g Ping An Healthcare and Technology Co Ltd 1,008,639
5,201,692 Ping An Insurance Group Co of China Ltd 37,949,051
531,900 Ping An Insurance Group Co of China Ltd (Class A) 3,988,324
162,400 Pingdingshan Tianan Coal Mining Co Ltd 226,059
706,700 Poly Real Estate Group Co Ltd 1,420,888
437,275 e,g Pop Mart International Group Ltd 1,060,747
20,900 * Porton Pharma Solutions Ltd 103,822
1,345,778 Postal Savings Bank of China Co Ltd - A 1,072,716

Emerging Markets Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
CHINA—continued
7,070,000 e,g Postal Savings Bank of China Co Ltd - H $ 4,609,585
856,300 Power Construction Corp of China Ltd 952,478
10,882 Pylon Technologies Co Ltd 381,466
264,300 * Qinghai Salt Lake Industry Co Ltd 780,741
10,827 Raytron Technology Co Ltd 81,027
55,800 Risen Energy Co Ltd 200,585
31,300 Riyue Heavy Industry Co Ltd 98,104
465,500 Rongsheng Petro Chemical Co Ltd 889,303
456,300 SAIC Motor Corp Ltd 932,132
173,200 Sailun Group Co Ltd 257,665
20,500 Sangfor Technologies, Inc 353,142
902,000 Sany Heavy Equipment International 1,196,408
383,400 Sany Heavy Industry Co Ltd 914,676
290,100 SDIC Capital Co Ltd 305,095
368,160 Sealand Securities Co Ltd 185,730
111,100 Seazen Holdings Co Ltd 239,009
221,100 SF Holding Co Ltd 1,803,799
13,575 SG Micro Corp 243,724
625,571 Shaanxi Coal Industry Co Ltd 1,770,365
181,900 Shan XI Hua Yang Group New Energy Co Ltd 368,499
73,690 Shandong Buchang Pharmaceuticals Co Ltd 229,267
200,845 Shandong Gold Mining Co Ltd - A 746,490
715,624 g Shandong Gold Mining Co Ltd - H 1,525,439
117,100 Shandong Hualu Hengsheng Chemical Co Ltd 539,806
44,800 Shandong Linglong Tyre Co Ltd 142,697
673,600 Shandong Nanshan Aluminum Co Ltd 330,528
203,900 Shandong Sun Paper Industry JSC Ltd 335,539
10,200 Shandong Weifang Rainbow Chemical Co Ltd 109,185
2,083,390 Shandong Weigao Group Medical Polymer Co Ltd 3,555,078
55,400 * Shanghai Aiko Solar Energy Co Ltd 250,359
65,780 Shanghai Bairun Investment Holding Group Co Ltd 389,848
436,085 Shanghai Baosight Software Co Ltd 1,493,226
62,790 Shanghai Baosight Software Co Ltd 489,903
421,400 Shanghai Construction Group Co Ltd 173,571
457,900 Shanghai Electric Group Co Ltd 310,532
127,300 Shanghai Electric Power Co Ltd 192,457
123,800 Shanghai Fosun Pharmaceutical Group Co Ltd - A 568,294
395,985 Shanghai Fosun Pharmaceutical Group Co Ltd - H 1,131,963
2,991 Shanghai Friendess Electronic Technology Corp Ltd 84,497
226,580 Shanghai Fudan Microelectronics Group Co Ltd 685,936
22,600 Shanghai Fudan Microelectronics Group Co Ltd 180,376
72,400 * Shanghai International Airport Co Ltd 562,262
451,300 Shanghai International Port Group Co Ltd 373,801
56,400
Shanghai Jinjiang International Hotels Development
Co Ltd 436,005
47,210 * Shanghai Junshi Biosciences Co Ltd 360,038
174,232 Shanghai Lingang Holdings Corp Ltd 309,740
1,038,379
Shanghai Lujiazui Finance & Trade Zone Development
Co Ltd 786,310
60,200 Shanghai M&G Stationery, Inc 403,387
3,386 Shanghai Medicilon, Inc 73,495
137,200 Shanghai Pharmaceuticals Holding Co Ltd - A 454,293
656,841 Shanghai Pharmaceuticals Holding Co Ltd - H 1,335,340
1,406,500 Shanghai Pudong Development Bank Co Ltd 1,544,714
68,540 Shanghai Putailai New Energy Technology Co Ltd 518,127
186,000 Shanghai RAAS Blood Products Co Ltd 176,383
468,600 Shanghai Rural Commercial Bank Co Ltd 400,100
228,100 Shanghai Yuyuan Tourist Mart Group Co Ltd 263,749
204,600
Shanxi Lu'an Environmental Energy Development Co
Ltd 596,537
237,700 Shanxi Meijin Energy Co Ltd 272,023
173,160 Shanxi Securities Co Ltd 147,290

See Notes to Financial Statements
SHARES COMPANY VALUE
CHINA—continued
281,100 Shanxi Taigang Stainless Steel Co Ltd $ 162,522
59,220 Shanxi Xinghuacun Fen Wine Factory Co Ltd 2,127,684
339,270 Shanxi Xishan Coal & Electricity Power Co Ltd 504,152
78,700 Shenghe Resources Holding Co Ltd 156,974
69,000 Shengyi Technology Co Ltd 160,143
11,760 Shennan Circuits Co Ltd 139,887
1,055,300 Shenwan Hongyuan Group Co Ltd 689,443
30,780 Shenzhen Capchem Technology Co Ltd 217,198
8,300 Shenzhen Dynanonic Co Ltd 196,617
216,600 Shenzhen Energy Group Co Ltd 200,951
134,127 Shenzhen Inovance Technology Co Ltd 1,198,572
1,369,738 Shenzhen International Holdings Ltd 1,233,130
53,020 Shenzhen Kangtai Biological Products Co Ltd 232,424
8,900 Shenzhen Kedali Industry Co Ltd 176,634
31,300 Shenzhen Kstar Science And Technology Co Ltd 211,346
57,700 Shenzhen Mindray Bio-Medical Electronics Co Ltd 2,602,537
44,500
Shenzhen New Industries Biomedical Engineering
Co Ltd 339,650
392,100 Shenzhen Overseas Chinese Town Co Ltd 283,883
89,400 * Shenzhen Salubris Pharmaceuticals Co Ltd 464,205
15,400 Shenzhen SC New Energy Technology Corp 229,116
50,045 * Shenzhen Senior Technology Material Co Ltd 124,788
26,400 Shenzhen Sunlord Electronics Co Ltd 84,172
42,478 Shenzhen Transsion Holdings Co Ltd 669,549
38,400 Shenzhen YUTO Packaging Technology Co Ltd 140,614
661,400 Shenzhou International Group Holdings Ltd 6,352,854
89,680 Shijiazhuang Yiling Pharmaceutical Co Ltd 408,050
1,109,000 *,†,e Shimao Property Holdings Ltd 466,225
251,373 Sichuan Chuantou Energy Co Ltd 522,452
479,100 Sichuan Hebang Biotechnology Co Ltd 191,368
132,500 Sichuan Kelun Pharmaceutical Co Ltd 608,935
132,900 * Sichuan New Energy Power Co Ltd 281,679
300,600 Sichuan Road & Bridge Co Ltd 688,619
21,100 Sichuan Swellfun Co Ltd 200,039
49,000 Sichuan Yahua Industrial Group Co Ltd 133,113
31,900 Sieyuan Electric Co Ltd 211,952
254,000 Silergy Corp 4,009,220
70,800 Sinoma Science & Technology Co Ltd 216,116
21,000 Sinomine Resource Group Co Ltd 231,116
514,583 Sinopec Shanghai Petrochemical Co Ltd (Class A) 256,917
1,214,800 Sinopharm Group Co 4,303,159
18,560 Skshu Paint Co Ltd 275,093
1,461,000 e,g Smoore International Holdings Ltd 1,707,931
105,560 Songcheng Performance Development Co Ltd 222,413
261,456 SooChow Securities Co Ltd 273,966
542,900 Southwest Securities Co Ltd 301,679
7,269 StarPower Semiconductor Ltd 254,788
74,300 Sungrow Power Supply Co Ltd 1,213,591
576,417 Sunny Optical Technology Group Co Ltd 6,091,176
78,000 Sunwoda Electronic Co Ltd 189,844
128,000 Suzhou Dongshan Precision Manufacturing Co Ltd 457,559
7,840 * Suzhou Maxwell Technologies Co Ltd 311,427
28,000 * Suzhou TA&A Ultra Clean Technology Co Ltd 197,024
373,432 * TAL Education Group (ADR) 2,188,312
200,900 Tangshan Jidong Cement Co Ltd 236,923
191,900 TBEA Co Ltd 627,337
757,900 TCL Technology Group Corp 438,267
5,026,291 Tencent Holdings Ltd 223,248,301
583,100 * Tencent Music Entertainment (ADR) 4,320,771
20,800 Thunder Software Technology Co Ltd 254,222
23,300 Tianjin 712 Communication & Broadcasting Co Ltd 109,214

Emerging Markets Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
CHINA—continued
149,000 Tianjin Zhonghuan Semiconductor Co Ltd $ 895,854
72,100 Tianma Microelectronics Co Ltd 102,768
76,200 Tianqi Lithium Corp 786,784
184,400 Tianshan Aluminum Group Co Ltd 193,442
86,500 Tianshui Huatian Technology Co Ltd 112,110
48,943 * Tibet Summit Resources Co Ltd 138,924
1,590,025 Tingyi Cayman Islands Holding Corp 2,778,649
87,700 Titan Wind Energy Suzhou Co Ltd 174,644
109,636 Toly Bread Co Ltd 181,593
1,006,000 * Tongcheng-Elong Holdings Ltd 2,139,969
83,500 TongFu Microelectronics Co Ltd 216,407
122,000 Tongkun Group Co Ltd 227,652
432,900 Tongling Nonferrous Metals Group Co Ltd 205,979
231,892 Tongwei Co Ltd 1,336,898
19,100 * Topchoice Medical Corp 329,572
1,674,000 g Topsports International Holdings Ltd 1,492,267
869,661 Travelsky Technology Ltd 1,735,955
94,675 Trina Solar Co Ltd 673,823
442,345 * Trip.com Group Ltd (ADR) 15,707,671
518,000 Tsingtao Brewery Co Ltd 5,545,512
40,300 Tsingtao Brewery Co Ltd (Class A) 681,284
34,299 Unigroup Guoxin Microelectronics Co Ltd 525,920
1,090,000 Uni-President China Holdings Ltd 1,088,329
166,080 Unisplendour Corp Ltd 712,194
345,897 * Vipshop Holdings Ltd (ADR) 5,430,583
67,400 * Walvax Biotechnology Co Ltd 311,051
123,000 * Wanda Film Holding Co Ltd 254,019
158,700 * Wanhua Chemical Group Co Ltd 2,115,706
4,063,587 Want Want China Holdings Ltd 2,591,574
51,272 * Weibo Corp (ADR) 897,773
1,661,800 Weichai Power Co Ltd 2,456,374
277,000 Weichai Power Co Ltd (Class A) 461,518
26,200 Weihai Guangwei Composites Co Ltd 197,301
322,360 Wens Foodstuffs Group Co Ltd 921,493
470,300 Western Securities Co Ltd 455,351
17,618 Western Superconducting Technologies Co Ltd 198,540
47,790 Will Semiconductor Ltd 631,900
50,200 Wingtech Technology Co Ltd 382,397
2,328,000 Winteam Pharmaceutical Group Ltd 1,272,618
221,200 Wuchan Zhongda Group Co Ltd 174,340
4,200 Wuhan DR Laser Technology Corp Ltd 59,294
96,745 Wuhan Guide Infrared Co Ltd 154,410
125,000
Wuhu Shunrong Sanqi Interactive Entertainment
Network Technology Co Ltd 555,020
186,700 Wuliangye Yibin Co Ltd 4,561,435
98,790 WUS Printed Circuit Kunshan Co Ltd 313,221
112,404 WuXi AppTec Co Ltd - A 1,099,226
282,877 g WuXi AppTec Co Ltd - H 2,487,883
4,987 Wuxi Autowell Technology Co Ltd 120,593
2,911,301 *,g Wuxi Biologics Cayman, Inc 17,359,611
16,240 Wuxi Shangji Automation Co Ltd 209,275
561,100 XCMG Construction Machinery Co Ltd 556,099
208,636 Xiamen C & D, Inc 365,844
9,000 Xiamen Faratronic Co Ltd 173,408
47,100 Xiamen Tungsten Co Ltd 133,189
12,210,436 *,g Xiaomi Corp 17,331,536
158,100 Xinjiang Goldwind Science & Technology Co Ltd - A 250,536
133,200 * Xinjiang Zhongtai Chemical Co Ltd 125,908
3,985,780 Xinyi Solar Holdings Ltd 4,285,098
671,389 *,e XPeng, Inc 3,205,845
1,024,234 XTEP International Holdings 1,194,556

See Notes to Financial Statements
SHARES COMPANY VALUE
CHINA—continued
1,008,000 g Yadea Group Holdings Ltd $ 2,356,732
20,400 Yangzhou Yangjie Electronic Technology Co Ltd 131,202
182,600 Yantai Jereh Oilfield Services Group Co Ltd 716,711
1,348,464 Yanzhou Coal Mining Co Ltd 4,626,005
148,900 Yanzhou Coal Mining Co Ltd (Class A) 741,091
49,967 Yealink Network Technology Corp Ltd 476,244
49,908 Yifeng Pharmacy Chain Co Ltd 359,553
368,000 Yihai International Holding Ltd 976,705
71,500 Yihai Kerry Arawana Holdings Co Ltd 448,922
125,420 Yintai Gold Co Ltd 233,243
23,530 YongXing Special Materials Technology Co Ltd 217,452
224,999 Yonyou Network Technology Co Ltd 703,527
12,200 * Youngy Co Ltd 124,602
155,000 YTO Express Group Co Ltd 387,612
146,200 * Yuan Longping High-tech Agriculture Co Ltd 321,885
1,428,227 e Yuexiu Property Co Ltd 2,066,164
343,782 Yum China Holdings, Inc 21,032,583
191,710 Yunda Holding Co Ltd 336,426
165,300 Yunnan Aluminium Co Ltd 340,488
80,860 Yunnan Baiyao Group Co Ltd 679,532
10,500 Yunnan Botanee Bio-Technology Group Co Ltd 173,016
48,700 Yunnan Energy New Material Co Ltd 733,328
68,500 Yunnan Tin Co Ltd 153,019
90,800 * Yunnan Yuntianhua Co Ltd 251,449
70,685 * Zai Lab Ltd (ADR) 2,472,561
76,600 Zangge Mining Co Ltd 253,609
26,695 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 1,049,706
1,013,641 Zhaojin Mining Industry Co Ltd 1,613,593
133,200 Zhefu Holding Group Co Ltd 73,512
384,700 * Zhejiang Century Huatong Group Co Ltd 381,318
174,700 Zhejiang China Commodities City Group Co Ltd 244,585
119,716 Zhejiang Chint Electrics Co Ltd 451,396
180,800 Zhejiang Dahua Technology Co Ltd 613,498
30,420 Zhejiang Dingli Machinery Co Ltd 224,669
1,530,414 Zhejiang Expressway Co Ltd 1,270,029
39,566 Zhejiang HangKe Technology, Inc Co 284,918
70,730 Zhejiang Huahai Pharmaceutical Co Ltd 199,892
68,828 Zhejiang Huayou Cobalt Co Ltd 518,543
53,700 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 531,935
75,200 Zhejiang Jiuzhou Pharmaceutical Co Ltd 348,414
168,600 Zhejiang Juhua Co Ltd 369,405
134,164 Zhejiang NHU Co Ltd 331,011
133,791 Zhejiang Satellite Petrochemical Co Ltd 274,506
24,805 Zhejiang Supcon Technology Co Ltd 346,016
31,700 Zhejiang Supor Co Ltd 235,862
58,370 Zhejiang Weiming Environment Protection Co Ltd 154,299
118,900 Zhejiang Weixing New Building Materials Co Ltd 379,908
39,900 Zhejiang Wolwo Bio-Pharmaceutical Co Ltd 266,950
68,500 Zhejiang Yongtai Technology Co Ltd 169,125
201,800 Zheshang Securities Co Ltd 298,934
566,150 *,g ZhongAn Online P&C Insurance Co Ltd 1,762,444
53,100 Zhongji Innolight Co Ltd 690,933
509,500 Zhongsheng Group Holdings Ltd 2,176,337
301,900 Zhongtai Securities Co Ltd 326,383
27,531 Zhuzhou CRRC Times Electric Co Ltd 185,575
471,700 Zhuzhou CSR Times Electric Co Ltd 1,903,779
6,300 Zhuzhou Hongda Electronics Corp Ltd 37,499
140,900 Zhuzhou Kibing Group Co Ltd 209,576
126,700 Zibo Qixiang Tengda Chemical Co Ltd 130,954
4,873,299 Zijin Mining Group Co Ltd 8,250,766
952,300 Zijin Mining Group Co Ltd (Class A) 1,771,412

Emerging Markets Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
CHINA—continued
328,700
Zoomlion Heavy Industry Science and Technology Co
Ltd - A $ 307,766
208,400 ZTE Corp 1,072,986
724,264 ZTE Corp (Class H) 2,332,698
344,422 ZTO Express Cayman, Inc (ADR) 9,533,601
TOTAL CHINA 1,635,553,273
COLOMBIA - 0 .1%
219,410 BanColombia S.A. 1,681,303
383,482 BanColombia S.A. (Preference) 2,375,335
347,473 Interconexion Electrica S.A. 1,346,107
TOTAL COLOMBIA 5,402,745
CZECH REPUBLIC - 0 .2%
133,710 CEZ AS 7,182,196
60,562 Komercni Banka AS 1,955,464
247,245 g Moneta Money Bank AS 906,607
TOTAL CZECH REPUBLIC 10,044,267
EGYPT - 0 .1%
2,080,024 Commercial International Bank 3,606,920
1,098,082 Eastern Tobacco 620,223
622,113 * Egyptian Financial Group-Hermes Holding 369,498
TOTAL EGYPT 4,596,641
GREECE - 0 .4%
1,805,812 * Alpha Bank AE 2,263,828
2,008,930 * Eurobank Ergasias S.A. 2,840,484
12,741 *,† FF Group 140
158,556 Hellenic Telecommunications Organization S.A. 2,316,771
93,415 JUMBO S.A. 2,152,233
53,444 Motor Oil Hellas Corinth Refineries S.A. 1,273,761
77,644 Mytilineos Holdings S.A. 2,252,669
432,944 * National Bank of Greece S.A. 2,265,663
161,637 OPAP S.A. 2,756,348
187,089 * Public Power Corp 1,614,501
45,812 Terna Energy S.A. 1,015,562
TOTAL GREECE 20,751,960
HONG KONG - 0 .2%
798,151 Kingboard Laminates Holdings Ltd 822,566
1,349,000 Nine Dragons Paper Holdings Ltd 935,919
114,406 Orient Overseas International Ltd 2,324,408
8,446,331 Sino Biopharmaceutical 4,688,564
295,000 Vinda International Holdings Ltd 770,792
TOTAL HONG KONG 9,542,249
HUNGARY - 0 .2%
391,819 MOL Hungarian Oil & Gas plc 3,177,362
178,158 OTP Bank 5,428,993
96,274 Richter Gedeon Rt 2,325,258
TOTAL HUNGARY 10,931,613
INDIA - 13 .6%
40,130 ABB Ltd India 1,680,872
137,015 Adani Enterprises Ltd 3,239,274
221,049 Adani Gas Ltd 2,561,412
245,365 * Adani Green Energy Ltd 2,864,334
398,497 Adani Ports & Special Economic Zone Ltd 3,331,313
591,092 * Adani Power Ltd 1,630,218
220,320 * Adani Transmissions Ltd 2,778,907

See Notes to Financial Statements
SHARES COMPANY VALUE
INDIA—continued
514,836 * Ambuja Cements Ltd $ 2,503,524
79,837 Apollo Hospitals Enterprise Ltd 4,419,384
317,800 Asian Paints Ltd 11,309,982
56,818 * Associated Cement Co Ltd 1,228,025
132,093 g AU Small Finance Bank Ltd 1,076,720
208,622 Aurobindo Pharma Ltd 1,577,081
128,063 *,g Avenue Supermarts Ltd 5,515,696
1,851,532 Axis Bank Ltd 19,544,589
20,755 Bajaj Auto Ltd 1,741,532
214,336 Bajaj Finance Ltd 16,532,421
315,351 Bajaj Finserv Ltd 5,246,266
56,506 Bajaj Holdings and Investment Ltd 3,066,917
61,563 Balkrishna Industries Ltd 1,572,276
533,144 *,g Bandhan Bank Ltd 1,501,350
947,770 Bank of Baroda 2,186,011
184,393 Berger Paints India Ltd 1,379,822
3,098,689 Bharat Electronics Ltd 3,924,389
195,413 Bharat Forge Ltd 1,919,505
789,586 Bharat Petroleum Corp Ltd 3,455,965
1,776,212 Bharti Airtel Ltd 17,387,950
87,304 Britannia Industries Ltd 4,867,882
313,281 Cholamandalam Investment and Finance Co Ltd 3,348,592
382,924 Cipla Ltd 4,260,229
1,408,776 Coal India Ltd 4,026,641
93,913 Colgate-Palmolive India Ltd 1,833,806
216,954 Container Corp Of India Ltd 1,626,701
527,683 Crompton Greaves Ltd 1,998,484
499,957 Dabur India Ltd 3,263,155
100,932 Divi S Laboratories Ltd 4,043,510
573,058 DLF Ltd 2,997,533
92,432 Dr Reddy's Laboratories Ltd 5,573,872
107,333 Eicher Motors Ltd 4,346,375
2,193,275 GAIL India Ltd 2,882,930
322,447 * Godrej Consumer Products Ltd 3,582,911
97,718 * Godrej Properties Ltd 1,578,255
209,133 Grasim Industries Ltd 4,410,357
192,809 Havells India Ltd 2,908,416
798,199 HCL Technologies Ltd 10,435,684
762,572 g HDFC Life Insurance Co Ltd 4,950,628
83,922 Hero Honda Motors Ltd 2,631,701
1,105,123 Hindalco Industries Ltd 5,929,474
670,532 Hindustan Lever Ltd 20,182,793
507,518 Hindustan Petroleum Corp Ltd 1,561,176
1,375,241 Housing Development Finance Corp 46,857,002
4,194,072 ICICI Bank Ltd 47,313,687
182,738 g ICICI Lombard General Insurance Co Ltd 2,415,665
260,206 g ICICI Prudential Life Insurance Co Ltd 1,386,561
648,341 Indian Hotels Co Ltd 2,696,666
2,622,790 Indian Oil Corp Ltd 2,613,812
197,874 Indian Railway Catering & Tourism Corp Ltd 1,500,004
259,941 Indraprastha Gas Ltd 1,578,785
544,052 Indus Towers Ltd 1,033,776
55,039 Info Edge India Ltd 2,553,755
2,716,062 Infosys Technologies Ltd 41,906,544
71,179 *,g InterGlobe Aviation Ltd 1,763,652
2,500,943 ITC Ltd 13,041,818
285,581 Jindal Steel & Power Ltd 2,043,443
574,306 JSW Steel Ltd 5,109,893
313,284 Jubilant Foodworks Ltd 1,718,145
456,095 Kotak Mahindra Bank Ltd 10,855,086
69,819 g Larsen & Toubro Infotech Ltd 3,794,946

Emerging Markets Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
INDIA—continued
572,248 Larsen & Toubro Ltd $ 16,590,884
176,790 Lupin Ltd 1,536,303
702,226 Mahindra & Mahindra Ltd 10,565,451
402,469 Marico Ltd 2,447,698
98,609 Maruti Suzuki India Ltd 10,385,605
1,675,992 Motherson Sumi Systems Ltd 1,509,587
65,320 Mphasis Ltd 1,457,272
1,416 MRF Ltd 1,543,803
78,423 Muthoot Finance Ltd 980,718
27,313 Nestle India Ltd 7,276,148
3,322,891 NTPC Ltd 7,008,545
4,719 Page Industries Ltd 2,331,270
631,464 Petronet LNG Ltd 1,834,063
58,104 PI Industries Ltd 2,409,835
122,603 Pidilite Industries Ltd 3,634,951
2,563,604 Power Grid Corp of India Ltd 7,454,461
2,481,673 Reliance Industries Ltd 73,698,604
171,615 SBI Cards & Payment Services Ltd 1,624,190
343,863 g SBI Life Insurance Co Ltd 4,804,259
739,081 Sesa Sterlite Ltd 2,535,344
8,585 Shree Cement Ltd 2,559,732
184,100 Shriram Transport Finance Co Ltd 3,008,778
54,647 Siemens India Ltd 2,309,776
114,752 SRF Ltd 3,575,943
1,483,023 State Bank of India 10,531,596
763,975 Sun Pharmaceutical Industries Ltd 9,241,149
753,670 Tata Consultancy Services Ltd 29,797,604
26,558 Tata Elxsi Ltd 2,167,140
1,394,064 * Tata Motors Ltd 8,317,613
1,180,189 Tata Power Co Ltd 2,915,106
5,635,373 * Tata Steel Ltd 7,471,199
448,777 Tata Tea Ltd 4,198,831
476,754 Tech Mahindra Ltd 5,999,082
279,168 Titan Industries Ltd 9,044,839
77,256 Torrent Pharmaceuticals Ltd 1,564,038
142,934 Trent Ltd 2,395,985
81,276 Tube Investments of India Ltd 2,578,618
168,461 TVS Motor Co Ltd 2,351,625
80,756 Ultra Tech Cement Ltd 7,475,911
225,548 * United Spirits Ltd 2,150,229
383,500 UPL Ltd 3,480,539
204,067 Varun Beverages Ltd 3,616,835
1,127,230 Wipro Ltd 5,337,558
10,029,201 * Yes Bank Ltd 1,930,153
2,590,976 * Zomato Ltd 2,071,878
TOTAL INDIA 716,320,828
INDONESIA - 2 .1%
13,470,554 Adaro Energy Tbk 2,883,561
16,193,854 Astra International Tbk PT 7,469,721
45,777,629 Bank Central Asia Tbk PT 28,329,530
54,777,450 Bank Rakyat Indonesia 19,088,799
1,970,341 Indofood CBP Sukses Makmur Tbk 1,422,654
16,567,800 Kalbe Farma Tbk PT 2,398,748
9,310,328 * Merdeka Copper Gold Tbk PT 2,511,542
6,042,700 PT Aneka Tambang Tbk 869,270
30,035,478 PT Bank Mandiri Persero Tbk 10,617,534
6,235,259 PT Bank Negara Indonesia 4,018,302
20,491,576 PT Barito Pacific Tbk 1,168,529
5,324,700 PT Charoen Pokphand Indonesia Tbk 1,667,032
2,024,705 PT Indah Kiat Pulp and Paper Corp Tbk 1,075,875

See Notes to Financial Statements
SHARES COMPANY VALUE
INDONESIA—continued
3,164,570 PT Indofood Sukses Makmur Tbk $ 1,392,956
2,846,604 * PT Semen Gresik Persero Tbk 1,157,785
15,412,900 PT Sumber Alfaria Trijaya Tbk 3,047,626
6,683,945 PT Unilever Indonesia Tbk 2,007,583
1,398,273 PT United Tractors Tbk 2,760,296
1,715,786 * PT Vale Indonesia Tbk 820,084
16,603,000 Sarana Menara Nusantara Tbk PT 1,162,752
41,917,783 Telkom Indonesia Persero Tbk PT 12,141,429
TOTAL INDONESIA 108,011,608
KOREA, REPUBLIC OF - 12 .0%
23,108 Amorepacific Corp 2,137,990
8,685 BGF retail Co Ltd 1,211,675
71,349 Celltrion Healthcare Co Ltd 3,719,150
15,162 * Celltrion Pharm Inc 929,414
82,829 Celltrion, Inc 9,980,023
49,919 Cheil Communications, Inc 690,786
6,900 CJ CheilJedang Corp 1,597,819
12,491 CJ Corp 855,268
42,213 Coway Co Ltd 1,549,911
37,248 Dongbu Insurance Co Ltd 2,341,467
41,014 Doosan Bobcat, Inc 1,573,566
333,330 * Doosan Heavy Industries and Construction Co Ltd 4,176,615
41,069 e Ecopro BM Co Ltd 8,247,048
16,802 E-Mart Co Ltd 1,228,854
13,415 F&F Co Ltd 1,419,440
40,038 GS Holdings Corp 1,189,591
239,181 Hana Financial Group, Inc 7,515,936
57,116 Hankook Tire Co Ltd 1,475,128
5,770 Hanmi Pharm Co Ltd 1,395,560
140,900 Hanon Systems 968,569
84,064 * Hanwha Chemical Corp 3,024,871
85,726 * HLB, Inc 2,278,276
16,145 Honam Petrochemical Corp 2,034,866
25,858 Hotel Shilla Co Ltd 1,579,786
14,289 * HYBE Co Ltd 2,889,484
440,815 Hynix Semiconductor, Inc 29,659,569
63,742 Hyundai Engineering & Construction Co Ltd 1,961,193
14,460 Hyundai Glovis Co Ltd 1,773,816
32,416 * Hyundai Heavy Industries 2,061,797
14,136 * Hyundai Heavy Industries Co Ltd 1,163,023
207,858 e Hyundai Merchant Marine Co Ltd 3,183,817
18,721 * Hyundai Mipo Dockyard 1,030,508
47,574 Hyundai Mobis 7,747,915
112,340 Hyundai Motor Co 16,640,843
31,282 Hyundai Motor Co Ltd (2nd Preference) 2,594,903
18,335 Hyundai Motor Co Ltd (Preference) 1,455,235
39,907 Hyundai Robotics Co Ltd 1,769,613
67,147 Hyundai Steel Co 1,835,977
15,233 Iljin Materials Co Ltd 689,152
185,427 Industrial Bank of Korea 1,396,407
244,299 Kakao Corp 10,697,739
25,317 * Kakao Games Corp 769,289
105,830 KakaoBank Corp 1,752,071
20,643 *,e Kakaopay Corp 848,310
71,780 Kangwon Land, Inc 1,016,794
311,398 KB Financial Group, Inc 11,557,910
211,109 Kia Motors Corp 13,370,223
64,333 Korea Aerospace Industries Ltd 2,642,532
240,182 Korea Electric Power Corp 3,353,281
32,973 Korea Investment Holdings Co Ltd 1,362,733

Emerging Markets Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
KOREA, REPUBLIC OF—continued
15,493 Korea Kumho Petrochemical $ 1,584,291
6,987 Korea Zinc Co Ltd 2,685,506
129,302 Korean Air Lines Co Ltd 2,218,004
22,250 *,e,g Krafton, Inc 3,214,132
97,390 KT&G Corp 6,240,887
18,696 e L&F Co Ltd 3,731,947
40,373 LG Chem Ltd 22,426,525
6,131 LG Chem Ltd (Preference) 1,794,171
75,125 LG Corp 4,917,046
177,269 LG Display Co Ltd 1,976,159
85,563 LG Electronics, Inc 7,026,255
28,578 *,e LG Energy Solution 12,455,307
7,496 LG Household & Health Care Ltd 3,500,228
11,674 LG Innotek Co Ltd 2,323,485
198,778 LG Telecom Ltd 1,639,594
9,410 Lotte Shopping Co Ltd 562,607
75,682 Meritz finance Holdings Co Ltd 2,605,087
245,855 Mirae Asset Daewoo Co Ltd 1,277,443
104,466 Naver Corp 15,134,542
13,251 NCsoft 3,749,665
18,070 g Netmarble Corp 879,869
19,224 Orion Corp/Republic of Korea 2,084,184
209,212 Pan Ocean Co Ltd 853,795
21,839 * Pearl Abyss Corp 707,272
59,932 POSCO 16,961,034
23,410 POSCO Refractories & Environment Co Ltd 5,892,708
14,878 S1 Corp (Korea) 649,772
14,028 *,g Samsung Biologics Co Ltd 8,204,385
66,382 Samsung C&T Corp 5,451,572
44,129 Samsung Electro-Mechanics Co Ltd 4,772,339
3,850,661 Samsung Electronics Co Ltd 189,468,253
668,010 Samsung Electronics Co Ltd (Preference) 27,926,079
124,945 * Samsung Engineering Co Ltd 2,727,183
25,031 Samsung Fire & Marine Insurance Co Ltd 4,210,869
532,667 * Samsung Heavy Industries Co Ltd 2,269,057
62,433 Samsung Life Insurance Co Ltd 3,095,172
44,743 Samsung SDI Co Ltd 23,220,354
25,732 Samsung SDS Co Ltd 2,262,580
46,483 Samsung Securities Co Ltd 1,179,959
27,506 SD Biosensor, Inc 428,961
366,810 Shinhan Financial Group Co Ltd 9,603,235
20,749 * SK Biopharmaceuticals Co Ltd 1,072,959
17,219 *,e SK Bioscience Co Ltd 909,973
32,925 SK Holdings Co Ltd 4,015,201
20,345 *,g SK IE Technology Co Ltd 1,182,846
46,619 * SK Innovation Co Ltd 6,067,403
79,639 * SK Square Co Ltd 2,538,035
15,683 SKC Co Ltd 1,171,332
39,637 S-Oil Corp 2,219,981
443,065 Woori Financial Group, Inc 3,896,866
107,349 Woori Investment & Securities Co Ltd 751,589
40,636 Yuhan Corp 1,752,203
TOTAL KOREA, REPUBLIC OF 627,835,644
KUWAIT - 0 .9%
1,183,710 Agility Public Warehousing Co KSC 2,402,686
1,035,102 Boubyan Bank KSCP 2,285,993
1,492,719 Gulf Bank KSCP 1,374,193
6,575,013 Kuwait Finance House 16,066,633
592,891 Mabanee Co KPSC 1,477,750
1,901,547 Mobile Telecommunications Co KSC 3,543,604

See Notes to Financial Statements
SHARES COMPANY VALUE
KUWAIT—continued
6,200,861 National Bank of Kuwait SAKP $ 20,357,480
TOTAL KUWAIT 47,508,339
LUXEMBOURG - 0 .0%
96,548 Reinet Investments S.C.A 2,111,310
TOTAL LUXEMBOURG 2,111,310
MALAYSIA - 1 .5%
1,478,233 AMMB Holdings BHD 1,198,815
2,016,274 Axiata Group Bhd 1,354,754
5,474,452 Bumiputra-Commerce Holdings BHD 6,219,643
3,879,077 Dialog Group BHD 1,997,084
2,475,639 Digi.Com BHD 2,445,001
1,583,900 Gamuda BHD 1,475,417
1,891,775 Genting BHD 1,998,141
2,236,600 Genting Malaysia BHD 1,362,207
476,200 HAP Seng Consolidated BHD 528,085
478,287 Hong Leong Bank BHD 2,161,534
180,906 Hong Leong Credit BHD 734,899
1,355,370 IHH Healthcare BHD 1,744,178
2,115,100 Inari Amertron BHD 1,098,052
1,778,800 IOI Corp BHD 1,527,896
350,911 Kuala Lumpur Kepong BHD 1,694,923
4,170,849 Malayan Banking BHD 8,105,128
484,707 Malaysia Airports Holdings BHD 767,143
1,771,400 Maxis BHD 1,749,904
1,359,900 MISC BHD 2,228,584
1,423,187 g MR DIY Group M Bhd 505,320
53,400 Nestle Malaysia BHD 1,622,172
1,867,400 Petronas Chemicals Group BHD 2,971,684
271,300 Petronas Dagangan BHD 1,377,028
863,200 Petronas Gas BHD 3,270,503
479,059 PPB Group BHD 1,746,329
2,982,824 Press Metal BHD 3,456,431
11,768,415 Public Bank BHD 10,276,756
749,550 QL Resources BHD 949,436
1,234,723 RHB Capital BHD 1,518,792
2,026,165 Sime Darby BHD 987,272
1,566,765 Sime Darby Plantation BHD 1,507,987
884,351 Telekom Malaysia BHD 985,280
2,352,758 Tenaga Nasional BHD 4,699,246
4,175,900 Top Glove Corp BHD 920,889
TOTAL MALAYSIA 77,186,513
MEXICO - 2 .8%
2,197,400 Alfa S.A. de C.V. (Class A) 1,394,496
22,375,941 America Movil SAB de C.V. 24,131,344
668,849 g Banco del Bajio S.A. 2,200,418
12,091,497 * Cemex S.A. de C.V. 7,263,170
433,110 Coca-Cola Femsa SAB de C.V. 3,575,545
351,457 Embotelladoras Arca SAB de C.V. 3,344,603
2,503,100 Fibra Uno Administracion S.A. de C.V. 3,458,217
1,585,277 e Fomento Economico Mexicano S.A. de C.V. 15,422,935
161,510 Gruma SAB de C.V. 2,528,088
296,530 e
Grupo Aeroportuario del Pacifico S.A. de C.V. (B
Shares) 5,275,841
154,286 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 4,428,337
1,075,089 Grupo Bimbo S.A. de C.V. (Series A) 5,758,284
464,052 e Grupo Carso S.A. de C.V. (Series A1) 2,619,463
2,052,928 Grupo Financiero Banorte S.A. de C.V. 17,752,954
1,639,644 *,e Grupo Financiero Inbursa S.A. 3,990,702

Emerging Markets Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
MEXICO—continued
2,449,732 Grupo Mexico S.A. de C.V. (Series B) $ 12,045,986
1,915,790 e Grupo Televisa S.A. 1,943,547
111,904 *,e Industrias Penoles S.A. de C.V. 1,719,623
1,233,595 Kimberly-Clark de Mexico S.A. de C.V. (Class A) 2,797,965
965,500 Operadora de Sites Mexicanos S.A. de C.V. 937,066
791,023 Orbia Advance Corp SAB de C.V. 1,822,307
178,240 Promotora y Operadora de Infraestructura SAB de C.V. 1,853,926
73,981 Southern Copper Corp 5,683,960
4,254,589 Wal-Mart de Mexico SAB de C.V. 17,153,712
TOTAL MEXICO 149,102,489
PERU - 0 .2%
176,422 Cia de Minas Buenaventura S.A. (ADR) (Series B) 1,247,303
57,814 Credicorp Ltd 7,832,641
TOTAL PERU 9,079,944
PHILIPPINES - 0 .7%
1,436,254 Aboitiz Equity Ventures, Inc 1,422,098
557,589 * AC Energy Corp 60,700
201,343 Ayala Corp 2,332,045
5,809,293 Ayala Land, Inc 2,807,638
1,597,682 Bank of the Philippine Islands 3,107,632
2,014,797 BDO Unibank, Inc 5,251,658
839,093 International Container Term Services, Inc 3,290,657
2,393,556 JG Summit Holdings (Series B) 2,197,252
347,580 Jollibee Foods Corp 1,413,491
266,441 Manila Electric Co 1,634,287
1,456,010 Metropolitan Bank & Trust 1,542,377
4,689,600 g Monde Nissin Corp 792,895
73,840 PLDT, Inc 1,606,813
194,025 SM Investments Corp 3,144,060
10,008,968 SM Prime Holdings 6,148,372
761,487 Universal Robina 2,026,437
TOTAL PHILIPPINES 38,778,412
POLAND - 0 .8%
296,603 *,g Allegro.eu S.A. 2,337,893
153,851 Bank Pekao S.A. 3,559,663
28,913 Bank Zachodni WBK S.A. 2,351,746
12,099 BRE Bank S.A. 1,012,781
52,720 CD Projekt Red S.A. 1,438,549
172,719 Cyfrowy Polsat S.A. 724,347
40,127 *,g Dino Polska S.A. 4,092,281
110,864 KGHM Polska Miedz S.A. 3,189,065
720 LPP S.A. 2,075,537
708,281 * PGE Polska Grupa Energetyczna S.A. 1,173,301
550,415 Polski Koncern Naftowy Orlen S.A. 8,397,307
686,776 Powszechna Kasa Oszczednosci Bank Polski S.A. 5,310,187
509,581 Powszechny Zaklad Ubezpieczen S.A. 4,694,713
TOTAL POLAND 40,357,370
QATAR - 0 .9%
2,038,373 Barwa Real Estate Co 1,407,611
2,623,340 Commercial Bank of Qatar QSC 4,254,071
1,238,275 Industries Qatar QSC 4,363,230
4,295,330 Masraf Al Rayan 3,031,355
3,278,477 Mesaieed Petrochemical Holding Co 1,793,699
843,690 Ooredoo QSC 2,295,925
385,925 Qatar Electricity & Water Co 1,778,012
586,474 Qatar Fuel QSC 2,677,149
2,093,588 Qatar Gas Transport Co Ltd 2,283,755

See Notes to Financial Statements
SHARES COMPANY VALUE
QATAR—continued
727,069 Qatar International Islamic Bank QSC $ 1,987,738
1,292,625 Qatar Islamic Bank SAQ 6,388,570
3,675,039 Qatar National Bank 15,561,389
TOTAL QATAR 47,822,504
ROMANIA - 0 .1%
461,100 NEPI Rockcastle NV 2,786,388
TOTAL ROMANIA 2,786,388
RUSSIA - 0 .0%
35,937 *,†,e Ozon Holdings plc (ADR) 359
911,463 *,† VTB Bank PJSC (GDR) Equiduct 9,115
281,650 *,† VTB Bank PJSC (GDR) Tradegate 2,816
TOTAL RUSSIA 12,290
SAUDI ARABIA - 4 .2%
66,921 ACWA Power Co 2,815,145
101,032 Advanced Petrochemical Co 1,290,194
1,560,589 Al Rajhi Bank 32,210,473
783,225 Alinma Bank 6,667,802
206,649 Almarai Co JSC 3,259,953
464,176 Arab National Bank 3,403,636
18,506 Arabian Internet & Communications Services Co 1,385,276
385,575 * Bank AlBilad 4,297,458
327,345 Bank Al-Jazira 1,712,835
458,749 Banque Saudi Fransi 4,760,059
60,763 Bupa Arabia for Cooperative Insurance Co 2,866,108
30,405 Dallah Healthcare Co 1,385,299
427,503 * Dar Al Arkan Real Estate Development Co 1,845,421
74,444 Dr Sulaiman Al Habib Medical Services Group Co 5,718,480
19,817 Elm Co 2,350,133
302,485 * Emaar Economic City 784,244
307,522 Etihad Etisalat Co 3,792,811
44,999 Jarir Marketing Co 1,963,011
347,933 * Mobile Telecommunications Co Saudi Arabia 1,393,475
39,595 Mouwasat Medical Services Co 2,616,864
27,306 Nahdi Medical Co 1,312,139
1,755,360 National Commercial Bank 23,038,498
244,409 * National Industrialization Co 896,436
393,404 * Rabigh Refining & Petrochemical Co 1,172,688
1,090,176 Riyad Bank 8,792,713
176,732 SABIC Agri-Nutrients Co 6,354,422
281,771 Sahara International Petrochemical Co 2,938,009
696,658 * Saudi Arabian Mining Co 13,032,231
2,035,357 g Saudi Arabian Oil Co 19,618,925
726,362 Saudi Basic Industries Corp 17,972,128
740,394 Saudi British Bank 7,188,281
694,487 Saudi Electricity Co 4,502,262
318,734 Saudi Industrial Investment Group 2,173,640
383,763 Saudi Investment Bank 1,684,265
583,972 * Saudi Kayan Petrochemical Co 1,982,451
27,526 * Saudi Research & Marketing Group 1,547,830
39,032 Saudi Tadawul Group Holding Co 1,751,837
1,251,826 Saudi Telecom Co 15,066,944
203,074 Savola Group 1,729,780
223,353 Yanbu National Petrochemical Co 2,681,555
TOTAL SAUDI ARABIA 221,955,711
SOUTH AFRICA - 3 .3%
684,012 e Absa Group Ltd 6,653,910
82,381 African Rainbow Minerals Ltd 1,034,902

Emerging Markets Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
SOUTH AFRICA—continued
42,674 Anglo American Platinum Ltd $ 2,530,076
305,913 Aspen Pharmacare Holdings Ltd 3,061,827
277,697 Bid Corp Ltd 6,319,817
218,218 Bidvest Group Ltd 2,988,904
69,568 e Capitec Bank Holdings Ltd 6,057,826
181,396 Clicks Group Ltd 2,651,054
393,889 * Discovery Holdings Ltd 3,095,773
225,194 Exxaro Resources Ltd 2,366,186
4,163,293 FirstRand Ltd 14,672,575
261,444 Foschini Ltd 1,355,663
713,372 Gold Fields Ltd 11,116,701
2,637,549 Growthpoint Properties Ltd 1,835,506
351,290 Harmony Gold Mining Co Ltd 1,645,601
674,615 Impala Platinum Holdings Ltd 6,567,916
50,644 Kumba Iron Ore Ltd 1,231,494
189,948 Mr Price Group Ltd 1,561,950
1,372,276 MTN Group Ltd 9,638,600
299,731 MultiChoice Group Ltd 1,875,971
176,994 Naspers Ltd (N Shares) 31,551,241
350,107 Nedbank Group Ltd 4,039,365
268,286 * Northam Platinum Holdings Ltd 2,625,881
3,907,254 Old Mutual Ltd 2,485,412
648,373 OUTsurance Group Ltd 1,233,477
1,584,596 g Pepkor Holdings Ltd 1,468,301
427,527 Remgro Ltd 3,272,741
1,429,384 Sanlam Ltd 4,409,465
463,163 Sasol Ltd 6,031,353
396,219 Shoprite Holdings Ltd 4,835,460
2,207,378 Sibanye Stillwater Ltd 4,880,143
1,113,052 Standard Bank Group Ltd 10,435,682
489,220 Vodacom Group Pty Ltd 3,353,287
764,590 Woolworths Holdings Ltd 2,718,960
TOTAL SOUTH AFRICA 171,603,020
TAIWAN - 14 .6%
415,344 Accton Technology Corp 4,057,454
2,155,380 Acer, Inc 2,126,097
330,649 Advantech Co Ltd 4,003,463
2,677,011 ASE Technology Holding Co Ltd 8,800,804
1,804,512 Asia Cement Corp 2,584,552
554,500 Asustek Computer, Inc 5,110,803
5,963,800 AU Optronics Corp 3,312,276
527,389 Catcher Technology Co Ltd 3,111,131
6,963,889 Cathay Financial Holding Co Ltd 9,647,632
1,133,374 Chailease Holding Co Ltd 8,254,509
3,285,619 Chang Hwa Commercial Bank 1,905,372
1,380,922 Cheng Shin Rubber Industry Co Ltd 1,701,829
2,279,035 China Airlines 1,413,817
11,874,522 China Development Financial Holding Corp 5,077,597
9,433,151 China Steel Corp 8,946,732
14,155,611 Chinatrust Financial Holding Co 10,434,642
3,207,763 Chunghwa Telecom Co Ltd 13,273,194
3,373,000 Compal Electronics, Inc 2,632,282
1,548,768 Delta Electronics, Inc 15,171,684
11,238,337 E.Sun Financial Holding Co Ltd 9,139,590
155,316 Eclat Textile Co Ltd 2,473,412
53,000 eMemory Technology, Inc 3,168,962
2,035,803 Eva Airways Corp 1,785,199
806,192 Evergreen Marine Corp Taiwan Ltd 4,257,918
2,739,071 Far Eastern Textile Co Ltd 2,847,212
1,462,589 Far EasTone Telecommunications Co Ltd 3,757,928

See Notes to Financial Statements
SHARES COMPANY VALUE
TAIWAN—continued
322,513 Feng TAY Enterprise Co Ltd $ 2,006,451
8,552,674 First Financial Holding Co Ltd 7,554,434
2,755,173 Formosa Chemicals & Fibre Corp 6,183,135
923,064 Formosa Petrochemical Corp 2,611,607
3,493,813 Formosa Plastics Corp 10,687,981
5,939,401 Fubon Financial Holding Co Ltd 11,438,691
8,162,788 Fuhwa Financial Holdings Co Ltd 6,008,690
210,086 Giant Manufacturing Co Ltd 1,260,183
174,535 Globalwafers Co Ltd 2,743,033
10,068,002 Hon Hai Precision Industry Co, Ltd 34,307,201
240,608 Hotai Motor Co Ltd 5,186,460
6,881,026 Hua Nan Financial Holdings Co Ltd 4,913,701
8,436,350 InnoLux Display Corp 3,695,798
2,040,340 Inventec Co Ltd 2,200,798
83,125 Largan Precision Co Ltd 5,458,167
1,622,778 Lite-On Technology Corp 3,887,397
1,247,464 MediaTek, Inc 27,124,657
9,229,828 Mega Financial Holding Co Ltd 10,239,901
520,000 Micro-Star International Co Ltd 2,471,562
51,000 momo.com, Inc 1,381,895
3,910,271 Nan Ya Plastics Corp 9,938,250
180,000 Nan Ya Printed Circuit Board Corp 1,620,532
1,092,000 Nanya Technology Corp 2,420,194
147,000 Nien Made Enterprise Co Ltd 1,618,491
487,474 Novatek Microelectronics Corp Ltd 6,664,310
1,611,000 Pegatron Technology Corp 3,676,550
122,025 * PharmaEssentia Corp 1,472,085
1,343,512 Pou Chen Corp 1,391,736
2,380,387 Powerchip Semiconductor Manufacturing Corp 2,312,754
485,000 President Chain Store Corp 4,272,802
687,000 Prime View International Co Ltd 4,280,088
2,185,000 Quanta Computer, Inc 6,118,111
357,085 Realtek Semiconductor Corp 4,187,525
1,437,750 Ruentex Development Co Ltd 1,680,038
3,000,599 Shanghai Commercial & Savings Bank Ltd 4,538,066
10,938,684 Shin Kong Financial Holding Co Ltd 2,989,601
8,953,215 SinoPac Financial Holdings Co Ltd 4,872,337
994,522 Synnex Technology International Corp 2,006,827
8,688,497 Taishin Financial Holdings Co Ltd 4,901,837
4,677,391 Taiwan Business Bank 2,125,930
4,878,039 Taiwan Cement Corp 6,153,676
7,577,492 Taiwan Cooperative Financial Holding 6,605,054
1,590,561 Taiwan High Speed Rail Corp 1,608,474
1,450,861 Taiwan Mobile Co Ltd 4,888,573
19,860,183 Taiwan Semiconductor Manufacturing Co Ltd 325,222,284
989,000 Unimicron Technology Corp 4,699,080
4,008,908 Uni-President Enterprises Corp 9,610,785
9,807,103 United Microelectronics Corp 15,773,311
662,000 Vanguard International Semiconductor Corp 1,876,182
53,000 Voltronic Power Technology Corp 3,047,502
2,167,529 Walsin Lihwa Corp 3,519,961
551,460 Wan Hai Lines Ltd 1,172,440
289,878 Win Semiconductors Corp 1,547,676
2,251,000 Winbond Electronics Corp 1,910,225
70,000 Wiwynn Corp 2,663,964
1,268,660 WPG Holdings Co Ltd 2,067,593
277,437 Yageo Corp 4,497,515
1,390,000 Yang Ming Marine Transport 2,867,549
559,127 Zhen Ding Technology Holding Ltd 2,036,894
TOTAL TAIWAN 765,214,635

Emerging Markets Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
THAILAND - 2 .0%
929,000 Advanced Info Service PCL $ 5,832,602
3,250,056 Airports of Thailand PCL 6,982,172
4,994,500 * Asset World Corp PCL 777,667
706,500 B Grimm Power PCL 805,544
7,880,199 Bangkok Dusit Medical Services PCL 6,750,006
4,624,383 Bangkok Expressway & Metro PCL 1,200,589
8,056,800 Banpu PCL (Foreign) 2,154,442
812,800 Berli Jucker PCL 931,061
3,990,500 BTS Group Holdings PCL 901,767
445,000 Bumrungrad Hospital PCL 3,107,693
159,400 Carabao Group PCL 335,076
1,608,099 Central Pattana PCL 3,213,540
1,478,707 Central Retail Corp PCL 1,945,398
2,775,380 Charoen Pokphand Foods PCL 1,649,907
4,491,330 * CP ALL plc 8,496,130
2,413,000 Delta Electronics Thailand PCL 5,164,496
216,800 Electricity Generating PCL 995,694
1,303,803 Energy Absolute PCL 2,595,598
588,900 Global Power Synergy Co Ltd 1,107,778
2,191,550 Gulf Energy Development PCL 3,268,660
4,127,826 Home Product Center PCL 1,698,432
1,167,539 Indorama Ventures PCL 1,166,306
854,500 Intouch Holdings PCL (Class F) 1,881,481
458,906 JMT Network Services PCL 533,303
465,700 Kasikornbank PCL (Foreign) 1,710,485
2,777,498 Krung Thai Bank PCL 1,468,371
605,694 Krungthai Card PCL 938,660
7,261,552 Land and Houses PCL Co Reg 2,087,499
2,431,678 Minor International PCL 2,252,290
362,200 Muangthai Capital PCL 362,591
967,544 Osotspa PCL 837,649
1,448,141 PTT Exploration & Production PCL 6,300,935
1,806,629 PTT Global Chemical PCL 2,204,468
2,152,122 PTT Oil & Retail Business PCL 1,386,534
9,173,232 PTT PCL 8,350,508
965,227 Ratch Group PCL 1,069,027
656,001 SCB X PCL 1,978,713
918,000 SCG Packaging PCL 1,186,414
619,560 Siam Cement PCL 5,708,820
423,900 Srisawad Corp PCL 692,654
1,184,250 Thai Oil PCL 1,621,077
1,960,800 Thai Union Group PCL 793,482
5,477,081 True Corp PCL 1,275,139
TOTAL THAILAND 105,720,658
TURKEY - 0 .6%
2,617,703 Akbank TAS 2,164,302
608,489 Aselsan Elektronik Sanayi Ve Ticaret AS 1,400,114
365,897 BIM Birlesik Magazalar AS 2,939,979
1,104,562 * Eregli Demir ve Celik Fabrikalari TAS 1,884,807
51,329 Ford Otomotiv Sanayi AS 1,418,850
884,714 Haci Omer Sabanci Holding AS 1,739,107
987,664 * Hektas Ticaret TAS 1,369,574
604,623 KOC Holding AS 2,353,905
772,417 Koza Altin Isletmeleri AS 751,197
32,443 * Pegasus Hava Tasimaciligi AS. 740,898
285,050 * Sasa Polyester Sanayi AS 1,459,578
438,056 * Turk Hava Yollari 2,880,836
1,015,797 Turkcell Iletisim Hizmet AS 1,730,453
2,836,354 Turkiye Is Bankasi (Series C) 1,581,013
800,177 Turkiye Petrol Rafinerileri AS 2,732,505

See Notes to Financial Statements
SHARES COMPANY VALUE
TURKEY—continued
1,109,329 Turkiye Sise ve Cam Fabrikalari AS $ 2,104,537
2,394,869 Yapi ve Kredi Bankasi 1,168,438
TOTAL TURKEY 30,420,093
UNITED ARAB EMIRATES - 1 .4%
2,273,664 Abu Dhabi Commercial Bank PJSC 5,462,815
1,239,425 Abu Dhabi Islamic Bank PJSC 3,839,828
2,933,236 Abu Dhabi National Oil Co for Distribution PJSC 3,506,496
3,213,154 Aldar Properties PJSC 4,739,360
2,280,481 Dubai Islamic Bank PJSC 3,459,753
5,544,998 Emaar Properties PJSC 8,989,886
1,535,031 Emirates NBD Bank PJSC 5,904,169
2,827,648 Emirates Telecommunications Group Co PJSC 18,509,658
2,779,167 * Multiply Group 2,549,777
3,569,336 National Bank of Abu Dhabi PJSC 13,801,936
1,599,157 * Q Holding PJSC 1,112,895
TOTAL UNITED ARAB EMIRATES 71,876,573
UNITED KINGDOM - 0 .0%
133,637 *,g Pepco Group NV 1,281,508
TOTAL UNITED KINGDOM 1,281,508
UNITED STATES - 0 .1%
612,465 JBS S.A. 2,197,988
47,260 * Legend Biotech Corp (ADR) 3,247,234
58,000 Parade Technologies Ltd 1,776,396
TOTAL UNITED STATES 7,221,618
TOTAL COMMON STOCKS 5,238,371,681
(Cost $4,922,706,367)
REFERENCERATE & SPREAD EXP
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
BRAZIL - 0 .0%
2,616 Localiza Rent a Car S.A. 9,000
TOTAL BRAZIL 9,000
TOTAL RIGHTS/WARRANTS 9,000
(Cost $0)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.4%
GOVERNMENT AGENCY DEBT - 0 .1%
$ 7,300,000 Federal Home Loan Bank (FHLB) 0 .000% 06/09/23 7,262,567
TOTAL GOVERNMENT AGENCY DEBT 7,262,567
REPURCHASE AGREEMENT - 0 .2%
8,660,000 r Fixed Income Clearing Corp (FICC) 4 .800 05/01/23 8,660,000
TOTAL REPURCHASE AGREEMENT 8,660,000

Emerging Markets Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
SHARES COMPANY RATE VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .1%
$ 6,596,856 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .840% $ 6,596,856
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 6,596,856
TOTAL SHORT-TERM INVESTMENTS 22,519,423
(Cost $22,517,631)
TOTAL INVESTMENTS - 100.2% 5,260,919,790
(Cost $4,945,246,654)
OTHER ASSETS & LIABILITIES, NET - (0.2)% (9,614,543)
NET ASSETS - 100.0% $ 5,251,305,247
ADR American Depositary Receipt
GDR Global Depositary Receipt
INR Indian Rupee
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $68,607,836.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 4.800% dated 4/28/23 to be repurchased at $8,660,000 on 5/1/23, collateralized by Government Agency Securities, with coupon rate 2.625% and maturity date 4/15/25, valued at $8,833,220.
Futures contracts outstanding as of April 30, 2023 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
MSCI EAFE Index 308 06/16/23  $ 14,977,394 $ 15,156,680 $ 179,286

Portfolios of Investments
(Unaudited)
International Equity Index Fund April 30, 2023
161
See Notes to Financial Statements
SHARES COMPANY VALUE
COMMON STOCKS - 98.7%
AUSTRALIA - 7 .6%
320,440 Ampol Ltd $ 6,393,649
1,568,748 APA Group 10,710,517
796,637 Aristocrat Leisure Ltd 20,151,298
2,711,755 Aurizon Holdings Ltd 6,165,575
3,911,161 Australia & New Zealand Banking Group Ltd 63,510,337
265,997 Australian Stock Exchange Ltd 12,105,397
6,679,547 BHP Billiton Ltd 198,232,079
626,427 BlueScope Steel Ltd 8,326,287
1,856,491 Brambles Ltd 17,586,214
88,791 Cochlear Ltd 14,558,845
1,782,235 Coles Group Ltd 21,529,712
2,234,810 Commonwealth Bank of Australia 147,890,997
725,835 Computershare Ltd 10,804,645
1,384,152 Dexus Property Group 7,174,039
210,048 Ebos Group Ltd 5,764,350
1,854,896 Endeavour Group Ltd 8,360,384
219,358 * Flutter Entertainment plc 43,831,585
2,218,069 Fortescue Metals Group Ltd 31,034,376
13,598,894 Glencore Xstrata plc 80,269,301
2,235,748 Goodman Group 28,822,436
2,588,580 GPT Group 7,611,776
259,715 IDP Education Ltd 4,879,205
871,325 Independence Group NL 8,023,930
3,235,927 Insurance Australia Group Ltd 10,720,904
885,868 Lend Lease Corp Ltd 4,399,562
2,978,859 Lottery Corp Ltd 9,988,064
483,853 Macquarie Group Ltd 59,026,089
3,675,511 Medibank Pvt Ltd 8,698,310
227,580 Mineral Resources Ltd 11,226,662
5,237,535 Mirvac Group 8,408,473
4,130,325 National Australia Bank Ltd 79,513,507
1,167,169 Newcrest Mining Ltd 22,286,923
1,515,898 Northern Star Resources Ltd 13,521,515
597,451 Orica Ltd 6,448,775
2,258,407 Origin Energy Ltd 12,521,771
3,412,362 Pilbara Minerals Ltd 9,712,300
1,260,579 * Qantas Airways Ltd 5,559,082
1,924,082 QBE Insurance Group Ltd 19,675,262
244,168 Ramsay Health Care Ltd 10,499,521
65,870 REA Group Ltd 6,194,969
306,438 Reece Ltd 3,732,908
488,791 Rio Tinto Ltd 36,661,580
1,481,289 Rio Tinto plc 94,169,040
4,084,624 Santos Ltd 19,349,245
6,964,594 Scentre Group 13,365,715
446,697 Seek Ltd 7,288,439
606,768 Sonic Healthcare Ltd 14,303,306
6,044,242 South32 Ltd 17,085,564
3,269,412 Stockland Trust Group 9,691,765
1,666,275 Suncorp-Metway Ltd 13,873,453
5,494,543 Telstra Corp Ltd 15,940,846
4,056,870 Transurban Group 40,460,370
894,757 Treasury Wine Estates Ltd 8,288,221
5,136,351 Vicinity Centres 7,180,462
271,522 Washington H Soul Pattinson & Co Ltd 5,683,893
1,516,319 Wesfarmers Ltd 52,454,628
4,589,561 Westpac Banking Corp 68,701,944
201,317 Wisetech Global Ltd 9,221,466
2,503,743 Woodside Energy Group Ltd 56,810,738

International Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
AUSTRALIA—continued
1,635,728 Woolworths Ltd $ 42,196,573
TOTAL AUSTRALIA 1,598,598,779
AUSTRIA - 0 .2%
458,976 Erste Bank der Oesterreichischen Sparkassen AG. 16,688,003
627,358 Mondi plc 9,997,157
195,504 OMV AG. 9,251,781
88,639 Verbund AG. 7,894,240
152,922 Voestalpine AG. 5,302,069
TOTAL AUSTRIA 49,133,250
BELGIUM - 0 .9%
220,148 Ageas 9,808,818
1,139,057 Anheuser-Busch InBev S.A. 74,060,829
31,908 Dieteren S.A. 6,007,921
45,291 e Elia System Operator S.A. 6,210,302
128,998 Groupe Bruxelles Lambert S.A. 11,577,751
332,155 KBC Groep NV 23,745,228
20,629 e Sofina S.A. 4,736,267
98,285 e Solvay S.A. 11,796,031
164,646 UCB S.A. 15,305,097
272,233 Umicore S.A. 8,936,188
208,972 Warehouses De Pauw CVA 6,248,614
TOTAL BELGIUM 178,433,046
BRAZIL - 0 .0%
225,417 Yara International ASA 9,077,278
TOTAL BRAZIL 9,077,278
CHILE - 0 .0%
532,040 Antofagasta plc 9,785,810
TOTAL CHILE 9,785,810
CHINA - 0 .6%
4,966,938 BOC Hong Kong Holdings Ltd 15,679,242
2,290,221 g Budweiser Brewing Co APAC Ltd 6,616,927
2,551,697 g ESR Cayman Ltd 3,988,671
1,058,298 Prosus NV 79,196,193
1,713,000 SITC International Co Ltd 3,168,506
2,409,161 Wilmar International Ltd 7,115,976
2,483,770 Xinyi Glass Holdings Co Ltd 4,544,156
TOTAL CHINA 120,309,671
DENMARK - 3 .1%
4,025 AP Moller - Maersk AS (Class A) 7,193,450
6,609 AP Moller - Maersk AS (Class B) 11,946,108
128,105 Carlsberg AS (Class B) 21,200,957
133,801 Chr Hansen Holding A/S 10,413,657
155,928 Coloplast AS 22,466,232
918,964 Danske Bank AS 19,422,106
123,776 * Demant A.S. 5,304,541
246,375 DSV AS 46,368,338
87,023 * Genmab AS 35,763,364
2,183,177 Novo Nordisk AS 363,180,990
269,246 Novozymes AS 14,017,668
247,884 g Orsted AS 22,247,608
119,048 Pandora AS 11,019,299
13,996 Rockwool International AS (B Shares) 3,389,866
472,166 Tryg A.S. 11,158,687

See Notes to Financial Statements
SHARES COMPANY VALUE
DENMARK—continued
1,337,036 Vestas Wind Systems A.S. $ 36,996,571
TOTAL DENMARK 642,089,442
FINLAND - 1 .2%
188,631 Elisa Oyj (Series A) 11,714,229
606,219 Fortum Oyj 9,054,475
354,123 Kesko Oyj (B Shares) 7,382,701
445,045 Kone Oyj (Class B) 25,390,148
901,523 Metso Outotec Oyj 9,953,466
555,110 Neste Oil Oyj 26,903,085
7,170,182 Nokia Oyj 30,338,124
4,337,455 Nordea Bank Abp 48,185,942
139,589 Orion Oyj (Class B) 6,556,927
632,018 Sampo Oyj (A Shares) 32,052,764
742,395 Stora Enso Oyj (R Shares) 9,418,651
694,942 UPM-Kymmene Oyj 22,161,976
651,359 Wartsila Oyj (B Shares) 7,553,896
TOTAL FINLAND 246,666,384
FRANCE - 10 .8%
229,135 Accor S.A. 8,129,045
380,999 * Adevinta ASA 2,934,818
41,033 Aeroports de Paris 6,520,388
690,033 Air Liquide 124,130,234
777,024 Airbus SE 108,810,308
436,345 Alstom RGPT 10,967,343
87,991 g Amundi S.A. 5,764,717
79,678 Arkema 7,883,581
2,485,594 AXA S.A. 81,130,244
53,597 BioMerieux 5,611,893
1,479,612 BNP Paribas S.A. 95,602,784
1,122,591 Bollore 7,583,511
290,509 Bouygues S.A. 10,638,218
388,412 Bureau Veritas S.A. 11,199,900
214,765 Cap Gemini S.A. 39,163,973
783,492 Carrefour S.A. 16,297,110
891,926 Cie Generale des Etablissements Michelin S.C.A 28,405,693
646,165 Compagnie de Saint-Gobain 37,409,531
1,649,827 Credit Agricole S.A. 20,166,707
834,127 Danone 55,205,572
33,843 Dassault Aviation S.A. 6,613,523
879,067 Dassault Systemes SE 35,686,279
341,947 Edenred 22,217,541
107,295 Eiffage S.A. 12,770,661
2,396,049 Engie S.A. 38,347,057
383,095 Essilor International S.A. 75,845,160
59,165 Eurazeo 4,224,609
62,574 Fonciere Des Regions 3,557,891
61,972 Gecina S.A. 6,898,886
560,601 Getlink S.E. 10,477,207
41,780 Hermes International 90,707,532
47,992 Ipsen 5,819,758
99,063 Kering 63,436,647
297,572 Klepierre 7,537,534
136,464 g La Francaise des Jeux SAEM 5,832,722
346,803 Legrand S.A. 32,826,269
318,770 L'Oreal S.A. 152,345,598
365,353 LVMH Moet Hennessy Louis Vuitton S.A. 351,426,163
2,669,056 Orange S. A. 34,740,205
269,908 Pernod-Ricard S.A. 62,335,004
298,569 Publicis Groupe S.A. 24,410,125

International Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
FRANCE—continued
29,035 Remy Cointreau S.A. $ 5,023,869
257,450 * Renault S.A. 9,562,454
450,495 Safran S.A. 70,060,864
35,352 Sartorius Stedim Biotech 9,470,753
31,635 SEB S.A. 3,627,331
1,076,242 Societe Generale 26,140,048
118,073 Sodexho Alliance S.A. 12,653,650
78,509 Teleperformance 15,690,458
140,522 Thales S.A. 21,444,131
3,286,654 Total S.A. 210,016,898
161,431 * Unibail-Rodamco-Westfield 8,656,900
290,898 Valeo S.A. 5,680,266
872,363 Veolia Environnement 27,623,338
704,587 Vinci S.A. 87,151,221
942,030 Vivendi Universal S.A. 10,347,682
38,355 Wendel 4,302,634
314,205 *,g Worldline S.A. 13,668,769
TOTAL FRANCE 2,272,733,207
GERMANY - 8 .5%
214,962 Adidas-Salomon AG. 37,856,102
531,857 Allianz AG. 133,552,993
1,400,409 e Aroundtown S.A. 1,907,907
1,203,766 BASF SE 62,263,755
1,294,323 Bayer AG. 85,420,507
458,122 Bayerische Motoren Werke AG. 51,348,325
57,447 Bayerische Motoren Werke AG. (Preference) 6,106,314
113,396 Bechtle AG. 5,273,955
138,891 Beiersdorf AG. 19,393,261
206,122 Brenntag AG. 16,799,898
53,460 Carl Zeiss Meditec AG. 7,190,494
1,444,861 * Commerzbank AG. 16,056,896
142,103 Continental AG. 9,970,964
250,326 g Covestro AG. 10,981,912
1,064,009 Daimler AG. (Registered) 82,977,813
596,553 * Daimler Truck Holding AG. 19,711,876
949,113 Deutsche Annington Immobilien SE 20,584,860
2,711,523 Deutsche Bank AG. (Registered) 29,806,905
255,154 Deutsche Boerse AG. 48,660,094
755,744 * Deutsche Lufthansa AG. 8,124,190
1,296,545 Deutsche Post AG. 62,363,267
4,277,273 Deutsche Telekom AG. 103,132,647
149,868 * Dr ING hc F Porsche AG. 18,766,309
2,941,401 E.ON AG. 38,908,103
268,309 Evonik Industries AG. 5,856,242
266,416 Fresenius Medical Care AG. 12,927,559
557,697 Fresenius SE 16,158,695
190,727 GEA Group AG. 8,970,436
77,987 Hannover Rueckversicherung AG. 16,662,625
186,387 HeidelbergCement AG. 14,117,246
220,608 * HelloFresh SE 5,923,797
146,439 Henkel KGaA 10,829,785
246,723 Henkel KGaA (Preference) 19,947,190
1,735,921 Infineon Technologies AG. 63,216,639
91,321 Knorr-Bremse AG. 6,400,844
94,700 LEG Immobilien AG. 5,894,435
169,595 * Merck KGaA 30,420,051
70,158 MTU Aero Engines Holding AG. 18,421,349
184,695 * Muenchener Rueckver AG. 69,413,448
80,344 Nemetschek AG. 6,279,954
202,940 Porsche AG. 11,303,199

See Notes to Financial Statements
SHARES COMPANY VALUE
GERMANY—continued
140,172 e Puma AG. Rudolf Dassler Sport $ 8,213,808
6,499 Rational AG. 4,707,027
57,845 Rheinmetall AG. 16,942,382
839,976 * RWE AG. 39,383,315
1,377,818 SAP AG. 186,441,001
31,297 Sartorius AG. 12,164,808
103,883 g Scout24 AG. 6,474,727
1,009,470 Siemens AG. 166,393,268
696,764 Siemens Energy AG. 17,101,442
367,465 g Siemens Healthineers AG. 22,902,491
173,955 Symrise AG. 21,017,678
1,387,297 Telefonica Deutschland Holding AG. 4,687,638
119,483 United Internet AG. 2,051,444
77,880 Volkswagen AG. 13,075,484
201,228 Volkswagen AG. (Preference) 27,477,634
296,860 *,g Zalando SE 12,209,691
TOTAL GERMANY 1,781,146,679
HONG KONG - 2 .5%
15,704,147 AIA Group Ltd 170,972,170
2,640,289 CK Asset Holdings Ltd 15,612,350
832,044 CK Infrastructure Holdings Ltd 4,737,146
2,158,382 CLP Holdings Ltd 16,070,712
76,400 *,e Futu Holdings Ltd (ADR) 3,382,228
2,544,237 Hang Lung Properties Ltd 4,650,678
992,610 Hang Seng Bank Ltd 14,713,304
1,833,728 Henderson Land Development Co Ltd 6,529,401
4,857,835 HKT Trust and HKT Ltd 6,384,515
14,916,292 Hong Kong & China Gas Ltd 13,244,633
1,829,427 Hong Kong Electric Holdings Ltd 10,453,891
1,588,664 Hong Kong Exchanges and Clearing Ltd 65,956,404
1,452,770 Hongkong Land Holdings Ltd 6,465,458
215,877 Jardine Matheson Holdings Ltd 10,435,873
3,345,582 Link REIT 21,883,071
2,089,188 MTR Corp 10,438,671
1,942,588 New World Development Co Ltd 5,180,642
3,622,023 Prudential plc 55,420,694
4,328,833 Sino Land Co 5,833,410
1,889,971 Sun Hung Kai Properties Ltd 26,314,597
658,112 Swire Pacific Ltd (Class A) 5,224,176
1,552,234 Swire Properties Ltd 4,171,990
1,803,660 Techtronic Industries Co 19,512,873
10,184,605 g WH Group Ltd 5,670,161
2,215,426 Wharf Real Estate Investment Co Ltd 12,775,729
TOTAL HONG KONG 522,034,777
IRELAND - 0 .6%
224,859 * AerCap Holdings NV 12,673,053
1,364,143 AIB Group plc 5,866,601
1,415,294 Bank of Ireland Group plc 14,638,267
980,294 CRH plc 47,303,092
220,190 Kerry Group plc (Class A) 23,191,423
210,372 Kingspan Group plc 14,578,725
331,258 Smurfit Kappa Group plc 12,272,823
TOTAL IRELAND 130,523,984
ISRAEL - 0 .6%
53,711 Azrieli Group 3,132,219
1,689,228 Bank Hapoalim Ltd 14,552,006
1,995,769 Bank Leumi Le-Israel 15,819,825
2,991,870 Bezeq Israeli Telecommunication Corp Ltd 4,073,211

International Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
ISRAEL—continued
135,824 * Check Point Software Technologies $ 17,298,545
35,533 Elbit Systems Ltd 6,577,857
70,309 First International Bank Of Israel Ltd 2,554,609
918,953 Israel Chemicals Ltd 5,707,455
1,657,009 Israel Discount Bank Ltd 8,235,075
208,918 Mizrahi Tefahot Bank Ltd 6,851,102
82,928 * Nice Systems Ltd 16,998,551
1,476,710 * Teva Pharmaceutical Industries Ltd (ADR) 12,891,678
140,817 * Tower Semiconductor Ltd (Tel Aviv) 6,208,880
76,077 * Wix.com Ltd 6,636,197
TOTAL ISRAEL 127,537,210
ITALY - 2 .1%
164,832 Amplifon S.p.A. 6,050,966
1,439,308 Assicurazioni Generali S.p.A. 29,978,075
263,366 Coca-Cola HBC AG. 8,039,691
752,231 Davide Campari-Milano NV 9,694,353
32,403 DiaSorin S.p.A. 3,519,378
10,627,522 Enel S.p.A. 72,608,447
3,301,723 ENI S.p.A. 49,880,508
163,560 Ferrari NV 45,575,724
821,905 FinecoBank Banca Fineco S.p.A 12,458,178
462,818 g Infrastrutture Wireless Italiane S.p.A 6,423,691
21,393,728 Intesa Sanpaolo S.p.A. 56,252,480
775,085 e Mediobanca S.p.A. 8,323,778
273,045 Moncler S.p.A 20,254,797
758,957 *,g Nexi S.p.A 6,293,112
670,477 g Poste Italiane S.p.A 6,977,616
328,925 Prysmian S.p.A. 13,461,463
145,811 Recordati S.p.A. 6,712,034
2,580,784 Snam Rete Gas S.p.A. 14,343,162
13,127,754 e Telecom Italia S.p.A. 3,861,039
1,973,987 Terna Rete Elettrica Nazionale S.p.A. 17,086,320
2,538,444 UniCredit S.p.A. 50,300,481
TOTAL ITALY 448,095,293
JAPAN - 20 .8%
237,577 Advantest Corp 18,514,819
892,777 Aeon Co Ltd 18,196,580
200,942 Aisin Seiki Co Ltd 5,897,940
613,322 Ajinomoto Co, Inc 22,057,727
242,159 * All Nippon Airways Co Ltd 5,282,224
598,159 Asahi Breweries Ltd 23,109,319
253,608 Asahi Glass Co Ltd 9,455,739
288,352 Asahi Intecc Co Ltd 5,218,086
1,587,739 Asahi Kasei Corp 11,214,451
2,386,803 Astellas Pharma, Inc 35,956,134
145,158 Azbil Corp 4,059,597
791,094 Bandai Namco Holdings Inc 17,970,026
183,200 BayCurrent Consulting, Inc 6,368,029
745,887 Bridgestone Corp 29,953,584
307,251 Brother Industries Ltd 4,825,450
1,314,298 e Canon, Inc 31,303,088
228,514 Capcom Co Ltd 8,587,008
195,728 Central Japan Railway Co 24,230,865
714,812 Chiba Bank Ltd 4,667,741
835,117 Chubu Electric Power Co, Inc 9,313,522
878,327 Chugai Pharmaceutical Co Ltd 22,665,788
1,522,011 Concordia Financial Group Ltd 5,775,056
572,576 e CyberAgent, Inc 4,996,640
279,875 Dai Nippon Printing Co Ltd 8,045,315

See Notes to Financial Statements
SHARES COMPANY VALUE
JAPAN—continued
394,902 Daifuku Co Ltd $ 7,275,981
1,298,366 Dai-ichi Mutual Life Insurance Co 24,150,603
2,319,442 Daiichi Sankyo Co Ltd 79,590,736
328,511 Daikin Industries Ltd 59,667,805
82,083 Daito Trust Construction Co Ltd 7,779,637
784,863 Daiwa House Industry Co Ltd 20,004,962
2,756 Daiwa House REIT Investment Corp 5,863,854
1,752,991 * Daiwa Securities Group, Inc 8,142,104
566,478 Denso Corp 34,194,643
259,510 Dentsu, Inc 9,351,396
112,227 Disco Corp 12,777,625
504,984 Don Quijote Co Ltd 9,436,602
407,765 East Japan Railway Co 23,332,966
335,245 Eisai Co Ltd 19,344,743
4,085,859 ENEOS Holdings, Inc 14,535,542
1,267,490 Fanuc Ltd 42,804,650
230,143 Fast Retailing Co Ltd 54,498,239
174,443 * Fuji Electric Holdings Co Ltd 7,041,476
804,864 Fuji Heavy Industries Ltd 13,136,840
470,373 Fujifilm Holdings Corp 24,515,816
257,815 Fujitsu Ltd 34,360,866
6,000 GLP J-Reit 6,855,449
55,415 GMO Payment Gateway, Inc 4,334,106
305,011 Hakuhodo DY Holdings, Inc 3,594,046
184,787 Hamamatsu Photonics KK 9,796,270
298,703 Hankyu Hanshin Holdings, Inc 9,325,892
26,609 Hikari Tsushin, Inc 3,630,666
38,570 Hirose Electric Co Ltd 5,205,363
149,863 * Hitachi Construction Machinery Co Ltd 3,692,906
1,275,300 * Hitachi Ltd 70,542,727
2,146,796 Honda Motor Co Ltd 56,939,517
145,650 Hoshizaki Electric Co Ltd 5,129,964
467,594 * Hoya Corp 49,029,559
535,985 Hulic Co Ltd 4,614,859
151,686 Ibiden Co Ltd 5,968,269
285,573 Idemitsu Kosan Co Ltd 6,080,717
198,273 Iida Group Holdings Co Ltd 3,525,153
1,393,992 Inpex Holdings, Inc 15,254,518
740,524 Isuzu Motors Ltd 8,744,860
1,553,382 Itochu Corp 51,533,230
144,271 Itochu Techno-Science Corp 3,735,980
192,176 Japan Airlines Co Ltd 3,666,063
2,005,115 Japan Post Bank Co Ltd 16,011,979
3,232,718 Japan Post Holdings Co Ltd 26,611,491
262,163 Japan Post Insurance Co Ltd 4,257,285
1,548 Japan Real Estate Investment Corp 6,133,793
8,890 Japan Retail Fund Investment Corp 6,509,395
1,585,691 Japan Tobacco, Inc 34,119,107
638,649 JFE Holdings, Inc 7,555,407
241,180 JSR Corp 5,596,204
576,248 Kajima Corp 7,624,071
921,519 Kansai Electric Power Co, Inc 9,947,527
625,078 Kao Corp 25,258,443
2,138,723 KDDI Corp 66,766,935
128,936 Keio Corp 4,788,674
178,368 Keisei Electric Railway Co Ltd 6,294,411
255,986 Keyence Corp 115,438,442
195,065 Kikkoman Corp 11,554,420
222,460 Kintetsu Corp 7,509,640
1,062,927 Kirin Brewery Co Ltd 17,267,584
69,879 Kobayashi Pharmaceutical Co Ltd 4,360,591

International Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
JAPAN—continued
201,911 Kobe Bussan Co Ltd $ 5,647,129
177,784 e Koei Tecmo Holdings Co Ltd 3,269,407
282,018 * Koito Manufacturing Co Ltd 5,455,203
1,209,105 Komatsu Ltd 30,070,280
118,377 Konami Corp 5,824,618
42,885 Kose Corp 5,004,473
1,341,154 Kubota Corp 20,322,494
135,258 Kurita Water Industries Ltd 5,668,507
423,036 Kyocera Corp 22,204,113
349,012 Kyowa Hakko Kogyo Co Ltd 7,765,998
99,544 Lasertec Corp 13,542,565
378,352 LIXIL Group Corp 5,955,649
569,192 M3, Inc 13,971,371
301,369 Makita Corp 8,501,828
2,056,073 Marubeni Corp 29,182,233
146,300 Matsumotokiyoshi Holdings Co Ltd 7,834,339
788,906 Mazda Motor Corp 7,139,192
114,715 e McDonald's Holdings Co Japan Ltd 4,779,054
293,652 MEIJI Holdings Co Ltd 7,085,738
459,291 Minebea Co Ltd 8,505,438
386,143 MISUMI Group, Inc 9,741,304
1,671,841 Mitsubishi Chemical Holdings Corp 9,808,089
1,653,462 Mitsubishi Corp 61,303,517
2,553,134 Mitsubishi Electric Corp 31,656,005
1,492,706 Mitsubishi Estate Co Ltd 18,396,558
426,289 Mitsubishi Heavy Industries Ltd 16,164,978
15,736,888 Mitsubishi UFJ Financial Group, Inc 98,505,568
788,133 Mitsubishi UFJ Lease & Finance Co Ltd 4,090,989
1,897,554 Mitsui & Co Ltd 59,239,184
241,460 Mitsui Chemicals, Inc 6,109,180
1,172,691 Mitsui Fudosan Co Ltd 23,291,997
450,400 e Mitsui OSK Lines Ltd 11,165,690
3,157,888 Mizuho Financial Group, Inc 45,776,203
318,796 MonotaRO Co Ltd 4,823,031
548,523 MS&AD Insurance Group Holdings Inc 18,003,787
752,032 Murata Manufacturing Co Ltd 42,667,418
316,339 NEC Corp 12,164,912
633,283 Nexon Co Ltd 14,306,085
328,489 NGK Insulators Ltd 4,123,137
587,535 Nidec Corp 29,072,442
418,288 Nihon M&A Center, Inc 3,197,328
1,452,230 Nintendo Co Ltd 61,396,464
2,020 Nippon Building Fund, Inc 8,470,297
101,787 Nippon Express Holdings, Inc 5,973,058
1,107,985 Nippon Paint Co Ltd 9,996,505
2,612 Nippon ProLogis REIT, Inc 5,950,323
68,073 Nippon Shinyaku Co Ltd 3,112,889
1,051,038 Nippon Steel Corp 22,447,448
1,597,736 Nippon Telegraph & Telephone Corp 48,753,280
637,716 e Nippon Yusen Kabushiki Kaisha 15,074,898
171,225 Nissan Chemical Industries Ltd 7,609,589
3,164,764 Nissan Motor Co Ltd 11,540,105
263,720 Nisshin Seifun Group, Inc 3,196,668
79,465 Nissin Food Products Co Ltd 7,661,379
103,876 Nitori Co Ltd 13,227,135
187,141 Nitto Denko Corp 12,098,332
3,708,550 * Nomura Holdings, Inc 13,294,782
157,462 Nomura Real Estate Holdings, Inc 3,923,798
5,636 Nomura Real Estate Master Fund, Inc 6,594,716
532,537 Nomura Research Institute Ltd 13,398,390
824,177 NTT Data Corp 11,194,914

See Notes to Financial Statements
SHARES COMPANY VALUE
JAPAN—continued
930,176 Obayashi Corp $ 7,754,663
96,750 Obic Co Ltd 14,906,770
423,660 Odakyu Electric Railway Co Ltd 5,917,817
1,185,727 OJI Paper Co Ltd 4,659,549
1,637,240 Olympus Corp 28,662,203
247,217 Omron Corp 14,501,530
471,070 Ono Pharmaceutical Co Ltd 9,485,038
101,200 Open House Co Ltd 4,045,240
55,131 * Oracle Corp Japan 3,956,685
1,336,765 Oriental Land Co Ltd 47,307,014
1,548,191 ORIX Corp 26,338,633
500,006 Osaka Gas Co Ltd 8,270,697
644,453 Osaka Securities Exchange Co Ltd 10,464,487
158,401 Otsuka Corp 5,765,643
537,961 Otsuka Holdings KK 18,301,840
2,939,134 Panasonic Corp 27,683,050
226,656 Persol Holdings Co Ltd 4,673,514
1,213,399 * Rakuten, Inc 6,052,374
1,907,048 Recruit Holdings Co Ltd 53,499,533
1,550,572 * Renesas Electronics Corp 20,207,751
2,858,634 Resona Holdings, Inc 14,247,318
724,888 Ricoh Co Ltd 6,001,874
115,644 Rohm Co Ltd 8,706,622
319,944 SBI Holdings, Inc 6,248,749
283,853 Secom Co Ltd 18,176,241
365,034 Seiko Epson Corp 5,582,734
486,918 Sekisui Chemical Co Ltd 6,930,035
805,111 Sekisui House Ltd 16,551,988
982,048 Seven & I Holdings Co Ltd 44,503,902
365,924 SG Holdings Co Ltd 5,265,578
308,532 e Sharp Corp 2,198,908
329,146 Shimadzu Corp 10,294,620
97,178 Shimano, Inc 15,028,811
782,971 Shimizu Corp 4,781,609
2,444,530 Shin-Etsu Chemical Co Ltd 69,756,659
343,833 Shionogi & Co Ltd 15,391,524
522,538 Shiseido Co Ltd 26,192,627
580,419 Shizuoka Financial Group, Inc 4,374,994
74,751 SMC Corp 37,281,674
3,812,177 Softbank Corp 42,920,575
1,587,525 Softbank Group Corp 59,536,019
417,059 Sompo Holdings, Inc 17,403,702
1,661,232 Sony Corp 150,297,806
111,611 Square Enix Co Ltd 5,492,278
483,472 Sumco Corp 6,658,208
200,264 Sumisho Computer Systems Corp 3,023,548
1,942,619 Sumitomo Chemical Co Ltd 6,564,536
1,469,355 Sumitomo Corp 26,335,036
915,294 Sumitomo Electric Industries Ltd 11,681,217
331,442 Sumitomo Metal Mining Co Ltd 12,233,092
1,711,245 Sumitomo Mitsui Financial Group, Inc 69,944,781
435,802 Sumitomo Mitsui Trust Holdings, Inc 15,709,658
407,222 Sumitomo Realty & Development Co Ltd 9,508,321
180,291 Suntory Beverage & Food Ltd 6,787,122
486,393 Suzuki Motor Corp 16,959,768
220,903 Sysmex Corp 14,209,184
715,630 T&D Holdings, Inc 8,763,855
238,885 Taisei Corp 8,124,694
229,172 Taiyo Nippon Sanso Corp 4,134,876
2,012,209 Takeda Pharmaceutical Co Ltd 66,723,110
512,295 TDK Corp 17,612,138

International Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
JAPAN—continued
879,862 Terumo Corp $ 26,348,154
302,129 TIS, Inc 8,296,376
260,823 Tobu Railway Co Ltd 6,657,714
154,897 Toho Co Ltd 6,153,520
2,424,838 Tokio Marine Holdings, Inc 48,756,261
2,114,746 * Tokyo Electric Power Co, Inc 7,582,238
591,859 Tokyo Electron Ltd 67,771,102
511,829 Tokyo Gas Co Ltd 10,483,806
711,558 Tokyu Corp 10,044,372
351,028 Toppan Printing Co Ltd 7,462,417
1,816,040 Toray Industries, Inc 10,292,042
510,211 Toshiba Corp 16,438,883
368,939 Tosoh Corp 4,929,131
196,497 Toto Ltd 6,720,535
193,467 Toyota Industries Corp 11,243,893
13,943,150 * Toyota Motor Corp 191,439,781
281,241 Toyota Tsusho Corp 11,690,424
169,566 * Trend Micro, Inc 8,285,583
529,016 Uni-Charm Corp 21,356,328
282,461 USS Co Ltd 4,746,469
133,815 Welcia Holdings Co Ltd 2,801,691
290,206 West Japan Railway Co 12,578,037
169,785 Yakult Honsha Co Ltd 12,770,200
179,316 Yamaha Corp 7,066,773
380,987 Yamaha Motor Co Ltd 9,879,464
371,406 Yamato Transport Co Ltd 6,379,858
311,769 Yaskawa Electric Corp 12,696,989
284,036 Yokogawa Electric Corp 4,612,968
3,567,236 Z Holdings Corp 9,771,520
161,304 ZOZO Inc 3,394,537
TOTAL JAPAN 4,379,774,416
JORDAN - 0 .0%
208,856 Hikma Pharmaceuticals plc 4,837,265
TOTAL JORDAN 4,837,265
KOREA, REPUBLIC OF - 0 .0%
230,147 *,g Delivery Hero AG. 9,199,249
TOTAL KOREA, REPUBLIC OF 9,199,249
LUXEMBOURG - 0 .2%
719,161 ArcelorMittal 20,431,103
178,757 Eurofins Scientific SE 12,486,144
TOTAL LUXEMBOURG 32,917,247
MACAU - 0 .2%
2,967,914 * Galaxy Entertainment Group Ltd 21,123,507
3,214,022 * Sands China Ltd 11,510,756
TOTAL MACAU 32,634,263
NETHERLANDS - 5 .2%
556,647 e,g ABN AMRO Group NV 8,921,524
28,788 *,g Adyen NV 46,258,058
2,353,572 Aegon NV 10,738,702
236,617 Akzo Nobel NV 19,629,333
71,989 * Argenx SE 27,660,527
1,564 * Argenx SE 603,310
61,880 ASM International NV 22,465,499
533,722 ASML Holding NV 338,706,589
106,294 g Euronext NV 8,453,482
7,306 * EXOR NV 601,277

See Notes to Financial Statements
SHARES COMPANY VALUE
NETHERLANDS—continued
137,418 EXOR NV $ 11,309,379
146,774 Heineken Holding NV 14,087,540
336,381 Heineken NV 38,625,009
73,114 IMCD Group NV 11,006,529
4,937,667 ING Groep NV 61,238,365
139,245 JDE Peet's BV 4,234,782
1,369,156 Koninklijke Ahold Delhaize NV 47,077,946
4,267,761 Koninklijke KPN NV 15,564,033
1,161,727 Koninklijke Philips Electronics NV 24,526,390
366,922 NN Group NV 13,682,654
135,240 OCI NV 3,563,619
155,639 Randstad Holdings NV 8,456,764
9,308,922 Shell plc 286,045,997
958,975 Universal Music Group NV 20,951,129
337,368 Wolters Kluwer NV 44,699,132
TOTAL NETHERLANDS 1,089,107,569
NEW ZEALAND - 0 .2%
1,647,243 * Auckland International Airport Ltd 9,019,239
768,351 Fisher & Paykel Healthcare Corp 13,179,449
844,815 Mercury NZ Ltd 3,318,367
1,788,374 Meridian Energy Ltd 6,056,665
2,386,400 Telecom Corp of New Zealand Ltd 7,732,296
177,359 * Xero Ltd 11,071,765
TOTAL NEW ZEALAND 50,377,781
NORWAY - 0 .6%
407,272 Aker BP ASA 9,736,168
1,189,312 e DNB Bank ASA 20,920,090
1,292,586 e Equinor ASA 37,214,859
302,831 Gjensidige Forsikring BA 5,275,236
116,919 Kongsberg Gruppen ASA 5,251,507
535,907 Mowi ASA 10,224,722
1,727,374 Norsk Hydro ASA 12,711,850
1,009,661 e Orkla ASA 7,257,222
91,636 Salmar ASA 4,071,249
923,726 Telenor ASA 11,526,384
TOTAL NORWAY 124,189,287
PORTUGAL - 0 .2%
3,776,900 e Energias de Portugal S.A. 20,810,712
661,215 e Galp Energia SGPS S.A. 7,989,918
367,840 Jeronimo Martins SGPS S.A. 9,282,520
TOTAL PORTUGAL 38,083,150
SINGAPORE - 1 .6%
4,567,506 Ascendas REIT 9,828,923
193,206 Ascott Trust 156,864
3,388,801 Capitaland Investment Ltd 9,486,012
6,794,600 CapitaMall Trust 10,374,934
587,943 City Developments Ltd 3,075,700
2,368,370 DBS Group Holdings Ltd 58,522,312
7,733,339 Genting Singapore Ltd 6,578,945
1,746,246 * Grab Holdings Ltd 5,081,576
126,400 Jardine Cycle & Carriage Ltd 3,219,249
1,870,581 Keppel Corp Ltd 8,685,828
3,285,501 Mapletree Commercial Trust 4,352,135
4,276,290 Mapletree Logistics Trust 5,596,247
4,458,331 Oversea-Chinese Banking Corp 42,179,750
479,600 * Sea Ltd (ADR) 36,531,132
61,394,401 * SembCorp Marine Ltd 5,725,804

International Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
SINGAPORE—continued
1,739,422 e Singapore Airlines Ltd $ 7,650,477
1,218,447 Singapore Exchange Ltd 8,768,705
2,233,077 Singapore Technologies Engineering Ltd 6,079,157
10,878,902 Singapore Telecommunications Ltd 20,847,795
894,452 STMicroelectronics NV 38,262,048
1,533,938 United Overseas Bank Ltd 32,577,702
561,591 UOL Group Ltd 2,929,750
345,978 Venture Corp Ltd 4,420,131
TOTAL SINGAPORE 330,931,176
SOUTH AFRICA - 0 .3%
1,693,092 Anglo American plc 52,171,217
TOTAL SOUTH AFRICA 52,171,217
SPAIN - 2 .6%
31,785 Acciona S.A. 5,889,406
279,444 ACS Actividades de Construccion y Servicios S.A. 9,607,952
99,073 *,e,g Aena S.A. 16,685,567
588,348 * Amadeus IT Holding S.A. 41,352,040
7,952,524 e Banco Bilbao Vizcaya Argentaria S.A. 58,220,298
22,290,746 e Banco Santander S.A. 78,309,103
5,819,806 CaixaBank S.A. 21,542,631
740,077 g Cellnex Telecom SAU 31,160,199
102,947 e Corp ACCIONA Energias Renovables S.A. 3,696,530
367,490 * EDP Renovaveis S.A. 8,168,452
350,908 e Enagas 7,025,419
437,296 Endesa S.A. 9,809,737
625,401 Ferrovial S.A. 19,608,452
395,472 *,e Grifols S.A. 4,070,834
8,096,284 Iberdrola S.A. 104,912,451
1,470,624 e Industria De Diseno Textil S.A. 50,555,292
186,032 e Naturgy Energy Group S.A. 5,792,346
528,697 Red Electrica Corp S.A. 9,612,419
1,806,696 Repsol YPF S.A. 26,539,823
6,745,876 Telefonica S.A. 30,641,044
TOTAL SPAIN 543,199,995
SWEDEN - 3 .1%
378,335 e Alfa Laval AB 13,880,099
1,316,873 e Assa Abloy AB 31,375,816
3,515,246 Atlas Copco AB 50,844,947
2,027,269 e Atlas Copco AB 26,003,377
365,003 e Boliden AB 13,044,067
283,004 e Electrolux AB 4,269,141
900,167 *,e Embracer Group AB 4,699,461
515,225 Epiroc AB 8,871,213
866,503 Epiroc AB 17,358,715
482,111 EQT AB 10,383,780
3,869,812 Ericsson (LM) (B Shares) 21,305,994
790,672 e Essity AB 23,961,526
243,153 g Evolution Gaming Group AB 32,487,291
919,768 * Fastighets AB Balder 4,282,270
310,363 Getinge AB (B Shares) 7,877,282
964,447 e Hennes & Mauritz AB (B Shares) 14,139,545
2,587,474 e Hexagon AB 29,625,816
120,088 e Holmen AB 4,542,904
537,425 e Husqvarna AB (B Shares) 4,638,638
194,442 e Industrivarden AB 5,552,589
157,747 Industrivarden AB 4,513,638
369,394 Indutrade AB 8,869,852
183,086 Investment AB Latour 3,964,121

See Notes to Financial Statements
SHARES COMPANY VALUE
SWEDEN—continued
2,384,714 e Investor AB $ 51,231,126
635,843 Investor AB 13,942,659
338,807 * Kinnevik AB 5,565,907
318,899 Lifco AB 7,272,330
94,447 Lundbergs AB (B Shares) 4,531,672
2,028,109 Nibe Industrier AB 22,708,479
271,330 Sagax AB 6,655,389
1,409,384 e Sandvik AB 28,708,887
625,883 e Securitas AB (B Shares) 5,609,970
2,112,052 e Skandinaviska Enskilda Banken AB (Class A) 24,015,671
448,466 e Skanska AB (B Shares) 7,335,316
515,118 e SKF AB (B Shares) 9,329,644
777,981 Svenska Cellulosa AB (B Shares) 10,673,676
1,958,670 Svenska Handelsbanken AB 17,314,222
1,204,788 Swedbank AB (A Shares) 20,934,914
217,999 * Swedish Orphan Biovitrum AB 5,305,111
759,412 Tele2 AB (B Shares) 8,069,633
3,462,244 e TeliaSonera AB 9,639,476
264,069 Volvo AB (A Shares) 5,591,966
1,996,006 e Volvo AB (B Shares) 41,039,282
857,823 *,e Volvo Car AB 3,540,865
TOTAL SWEDEN 655,508,277
SWITZERLAND - 6 .2%
2,090,145 ABB Ltd 75,399,084
207,057 Adecco S.A. 7,122,047
656,452 Alcon, Inc 47,800,415
47,084 e Bachem Holding AG. 5,143,455
60,244 Baloise Holding AG. 10,084,434
46,123 e Banque Cantonale Vaudoise 4,853,266
4,668 Barry Callebaut AG. 9,966,597
27,443 BKW S.A. 4,699,523
691,484 Cie Financiere Richemont S.A. 114,302,851
287,875 Clariant AG. 4,801,814
4,050,469 e Credit Suisse Group 3,644,797
227,918 * Danube AG. 29,825,736
8,809 EMS-Chemie Holding AG. 7,234,844
47,047 Geberit AG. 26,796,178
12,059 Givaudan S.A. 42,181,987
275,831 Julius Baer Group Ltd 19,764,996
71,100 e Kuehne & Nagel International AG. 21,063,795
1,393 Lindt & Spruengli AG. 17,199,541
140 Lindt & Spruengli AG. (Registered) 17,256,659
230,871 Logitech International S.A. 13,662,294
98,295 Lonza Group AG. 61,300,701
2,849,023 Novartis AG. 291,437,589
30,545 Partners Group 29,651,033
53,277 Schindler Holding AG. 11,905,899
29,987 Schindler Holding AG. (Registered) 6,405,906
207,700 SGS S.A. 18,795,879
396,122 SIG Combibloc Group AG. 10,602,458
194,412 Sika AG. 53,701,048
68,772 Sonova Holdings AG 21,809,398
145,738 Straumann Holding AG. 21,926,364
41,117 Swatch Group AG. 14,105,696
52,219 Swatch Group AG. (Registered) 3,294,385
40,674 * Swiss Life Holding 26,847,143
100,332 Swiss Prime Site AG. 9,082,014
35,519 Swisscom AG. 24,385,584
86,939 Temenos Group AG. 7,323,187
4,449,783 UBS Group AG 90,564,502

International Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY VALUE
SWITZERLAND—continued
35,836 e,g VAT Group AG. $ 12,642,562
198,507 Zurich Insurance Group AG 96,266,405
TOTAL SWITZERLAND 1,294,852,066
UNITED ARAB EMIRATES - 0 .0%
121,704 *,† NMC Health plc 0
TOTAL UNITED ARAB EMIRATES 0
UNITED KINGDOM - 11 .5%
1,272,656 3i Group plc 28,315,371
250,748 Admiral Group plc 7,287,770
579,548 Ashtead Group plc 33,414,489
462,658 Associated British Foods plc 11,399,234
2,050,356 AstraZeneca plc 301,736,404
1,213,999 g Auto Trader Group plc 9,708,315
3,622,249 * Aviva plc 19,286,088
4,096,375 BAE Systems plc 52,187,739
20,934,707 Barclays plc 42,171,107
1,328,814 Barratt Developments plc 8,360,116
142,572 Berkeley Group Holdings plc 7,978,641
23,907,051 BP plc 160,392,272
2,836,271 British American Tobacco plc 104,788,287
1,120,937 British Land Co plc 5,647,550
9,142,883 BT Group plc 18,261,004
472,260 Bunzl plc 18,799,292
496,508 Burberry Group plc 16,207,006
3,513,239 CK Hutchison Holdings Ltd 23,487,504
1,358,102 CNH Industrial NV 19,110,989
272,010 * Coca-Cola European Partners plc (Class A) 17,536,485
2,359,027 Compass Group plc 62,233,400
183,164 Croda International plc 16,092,683
128,794 DCC plc 8,013,168
3,023,460 Diageo plc 137,918,417
767,138 Entain PLC 13,978,223
494,583 Halma plc 14,384,149
495,587 Hargreaves Lansdown plc 5,017,447
26,296,842 HSBC Holdings plc 189,530,444
1,219,667 Imperial Tobacco Group plc 30,191,738
1,827,362 Informa plc 16,612,686
231,887 InterContinental Hotels Group plc 15,943,784
205,820 Intertek Group plc 10,767,312
2,238,462 J Sainsbury plc 7,778,667
3,373,909 JD Sports Fashion plc 6,847,572
244,722 Johnson Matthey plc 6,045,534
257,495 *,e,g Just Eat Takeaway.com NV 4,515,435
2,453,863 Kingfisher plc 7,953,206
950,082 Land Securities Group plc 8,062,234
7,910,131 Legal & General Group plc 23,339,013
88,845,859 Lloyds TSB Group plc 53,975,694
493,558 London Stock Exchange Group plc 51,820,268
2,863,119 M&G plc 7,399,834
4,827,950 National Grid plc 69,222,785
6,939,594 NatWest Group plc 22,859,697
166,858 Next plc 14,157,362
790,164 * Ocado Ltd 5,028,882
834,598 Pearson plc 9,285,555
433,413 Persimmon plc 7,172,855
935,849 Phoenix Group Holdings plc 6,972,592
950,579 Reckitt Benckiser Group plc 76,816,072
2,559,603 RELX plc 85,282,620
3,268,220 Rentokil Initial plc 26,019,135

See Notes to Financial Statements
SHARES COMPANY VALUE
UNITED KINGDOM—continued
11,070,125 * Rolls-Royce Group plc $ 21,206,701
1,355,792 Sage Group plc 13,982,191
1,143,497 Schroders plc 7,003,812
1,418,088 Scottish & Southern Energy plc 32,719,768
1,558,715 Segro plc 16,410,034
344,577 Severn Trent plc 12,692,006
1,170,590 Smith & Nephew plc 19,279,339
465,968 Smiths Group plc 9,852,729
94,845 Spirax-Sarco Engineering plc 13,253,643
716,458 St. James's Place plc 10,895,968
3,279,751 Standard Chartered plc 25,985,900
2,609,496 Standard Life Aberdeen plc 6,992,741
4,808,424 Taylor Wimpey plc 7,760,152
9,617,411 Tesco plc 34,001,898
3,358,835 Unilever plc 187,027,088
891,357 United Utilities Group plc 12,108,610
34,121,159 Vodafone Group plc 40,983,787
252,947 Whitbread plc 10,353,637
1,389,370 WPP plc 16,192,298
TOTAL UNITED KINGDOM 2,426,016,428
UNITED STATES - 7 .3%
640,879 CSL Ltd 127,942,929
52,941 * CyberArk Software Ltd 6,596,449
1,201,736 Experian Group Ltd 42,547,315
5,403,858 GSK plc 97,448,673
6,758,902 Haleon plc 29,716,853
732,416 Holcim Ltd 48,392,719
577,866 James Hardie Industries NV 12,895,137
3,623,668 Nestle S.A. 464,878,776
318,644 * QIAGEN NV 14,249,997
34,940 e Roche Holding AG. 11,823,747
926,124 Roche Holding AG. 290,006,603
1,511,259 Sanofi-Aventis 162,865,795
719,922 Schneider Electric S.A. 125,548,500
2,997,962 e Stellantis NV 49,725,911
396,470 Swiss Re Ltd 39,926,080
613,017 Tenaris S.A. 8,769,373
TOTAL UNITED STATES 1,533,334,857
TOTAL COMMON STOCKS 20,733,299,053
(Cost $17,326,821,225)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.1%
GOVERNMENT AGENCY DEBT - 0 .6%
$ 53,240,000 Federal Home Loan Bank (FHLB) 0 .000% 05/03/23 53,226,558
7,500,000 FHLB 0 .000 05/10/23 7,491,291
8,000,000 FHLB 0 .000 05/17/23 7,983,856
10,000,000 FHLB 0 .000 05/24/23 9,971,004
6,350,000 FHLB 0 .000 06/02/23 6,323,270
20,000,000 FHLB 0 .000 06/09/23 19,897,443
25,000,000 FHLB 0 .000 06/12/23 24,861,969
TOTAL GOVERNMENT AGENCY DEBT 129,755,391
REPURCHASE AGREEMENT - 0 .1%
29,985,000 r Fixed Income Clearing Corp (FICC) 4 .800 05/01/23 29,985,000
TOTAL REPURCHASE AGREEMENT 29,985,000

International Equity Index Fund April 30, 2023

See Notes to Financial Statements
Portfolios of Investments
(Unaudited) (continued)
SHARES COMPANY RATE VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .4%
$ 287,756,038 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .840% $ 287,756,038
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 287,756,038
TOTAL SHORT-TERM INVESTMENTS 447,496,429
(Cost $447,484,238)
TOTAL INVESTMENTS - 100.8% 21,180,795,482
(Cost $17,774,305,463)
OTHER ASSETS & LIABILITIES, NET - (0.8)% (165,309,576)
NET ASSETS - 100.0% $ 21,015,485,906
ADR American Depositary Receipt
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $479,606,819.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 4.800% dated 4/28/23 to be repurchased at $29,985,000 on 5/1/23, collateralized by Government Agency Securities, with coupon rates 0.125%–3.875% and maturity dates 3/31/25–4/15/25, valued at $30,584,731.
Futures contracts outstanding as of April 30, 2023 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
MSCI EAFE Index 1,199 06/16/23  $ 127,813,634 $ 128,868,520 $ 1,054,886

Statement of Assets and Liabilities
See Notes to Financial Statements

April 30, 2023 (Unaudited)
4.1
Equity Index Fund
4.2
Large-Cap Growth Index
Fund
4.3
Large-Cap Value Index
Fund
ASSETS
Portfolio investments, at value
*†
$ 35,817,158,629 $ 9,846,140,163 $ 8,202,142,563
Cash 237,033 – 2,371
Cash - foreign
^
– – –
Cash collateral at brokers for investments in futures contracts – – –
Due from affiliates 765,074 1,679 1,475
Receivables:
Dividends and interest 27,549,063 4,288,270 9,283,285
Fund shares sold 31,168,812 7,324,958 7,985,793
Investments sold 881,657 4,055,655 20,341,405
Variation margin on open futures contracts 1,304,435 – –
Other 780,666 245,824 241,924
Total assets 35,879,845,369 9,862,056,549 8,239,998,816
LIABILITIES
Management fees payable 1,159,093 320,302 262,200
Service agreement fees payable 140,680 181,944 267,879
Distribution fees payable 269,699 – –
Due to affiliates 71,544 24,436 22,815
Overdraft payable – 1,606,719 –
Payables:
Collateral for securities loaned 129,018,000 5,565,817 14,655,393
Fund shares redeemed 2,444,448 13,502,541 5,772,255
Investments purchased - regular settlement 16,891 – 30,936,037
Trustee compensation 754,349 230,452 237,493
Variation margin on futures contracts – – –
Accrued expenses and other payables 262,514 83,667 56,697
Total liabilities 134,137,218 21,515,878 52,210,769
Net assets $ 35,745,708,151 $ 9,840,540,671 $ 8,187,788,047
NET ASSETS CONSIST OF:
Paid-in-capital $ 19,850,512,234 $ 4,600,839,263 $ 6,087,697,872
Total distributable earnings (loss) 15,895,195,917 5,239,701,408 2,100,090,175
Net assets $ 35,745,708,151 $ 9,840,540,671 $ 8,187,788,047
*
Includes securities loaned of $ 177,046,958 $ 10,970,802 $ 24,841,116
†
Portfolio investments, cost $ 20,489,344,143 $ 4,500,392,696 $ 6,042,728,845
^
Foreign cash, cost $ – $ – $ –

See Notes to Financial Statements

4.4
S&P 500 Index Fund
4.5
Small-Cap Blend Index
Fund
4.6
Emerging Markets Equity
Index Fund
4.7
International Equity Index
Fund
$ 7,499,890,759 $ 3,230,954,435 $ 5,260,919,790 $ 21,180,795,482
377,418 4,130 1,006,898 425,598
– – 3,670,004 28,622,746
– 1,202,907 553,997 4,684,805
1,004 – 448,506 339,103
6,168,023 1,307,550 10,328,473 137,232,166
15,145,811 534,891 912,316 8,887,615
– 1,412,606 34,920,793 26,073,044
313,945 174,939 77,980 –
242,642 135,487 105,981 700,947
7,522,139,602 3,235,726,945 5,312,944,738 21,387,761,506
243,303 102,005 437,353 687,400
445,379 152,587 115,056 471,073
– – 7,025 20,770
20,733 12,781 20,417 41,593
– – – –
210,274 102,839,232 6,596,856 287,756,038
2,277,959 2,365,627 19,434,418 56,320,134
– 12,831 17,599,691 26,080,978
238,901 133,707 85,715 500,173
– – – 16,758
46,004 40,757 17,342,960 380,683
3,482,553 105,659,527 61,639,491 372,275,600
$ 7,518,657,049 $ 3,130,067,418 $ 5,251,305,247 $ 21,015,485,906
$ 3,488,990,863 $ 2,628,423,478 $ 5,644,551,463 $ 18,282,064,232
4,029,666,186 501,643,940 (393,246,216) 2,733,421,674
$ 7,518,657,049 $ 3,130,067,418 $ 5,251,305,247 $ 21,015,485,906
$ 1,998,312 $ 131,811,738 $ 68,607,836 $ 479,606,819
$ 3,422,153,443 $ 2,603,947,323 $ 4,945,246,654 $ 17,774,305,463
$ – $ – $ 3,669,519 $ 28,580,740

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
180
(continued)
(continued)
Statement of Assets and Liabilities
(continued)
April 30, 2023 (Unaudited)
4.1
Equity Index Fund
4.2
Large-Cap Growth Index
Fund
4.3
Large-Cap Value Index
Fund
INSTITUTIONAL CLASS:
Net assets $ 12,525,781,100 $ 8,886,223,971 $ 6,822,476,876
Shares outstanding 425,965,764 207,681,912 306,181,335
Net asset value per share $ 29 .41 $ 42 .79 $ 22 .28
ADVISOR CLASS:
Net assets $ 11,915,789 $ 86,547,291 $ 26,223,305
Shares outstanding 405,081 2,026,056 1,175,574
Net asset value per share $ 29 .42 $ 42 .72 $ 22 .31
PREMIER CLASS:
Net assets $ 53,351,558 $ – $ –
Shares outstanding 1,818,821 – –
Net asset value per share $ 29 .33 $ – $ –
RETIREMENT CLASS:
Net assets $ 678,645,265 $ 822,665,831 $ 1,299,529,986
Shares outstanding 22,721,461 19,059,018 57,176,989
Net asset value per share $ 29 .87 $ 43 .16 $ 22 .73
RETAIL CLASS:
Net assets $ 1,291,292,494 $ – $ –
Shares outstanding 43,087,581 – –
Net asset value per share $ 29 .97 $ – $ –
CLASS W:
Net assets $ 21,184,721,945 $ 45,103,578 $ 39,557,880
Shares outstanding 720,186,837 1,106,705 1,775,195
Net asset value per share $ 29 .42 $ 40 .75 $ 22 .28
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements

4.4
S&P 500 Index Fund
4.5
Small-Cap Blend Index
Fund
4.6
Emerging Markets Equity
Index Fund
4.7
International Equity Index
Fund
$ 5,302,102,610 $ 2,457,940,401 $ 1,100,714,497 $ 10,181,123,517
116,007,784 121,459,134 108,459,882 477,651,512
$ 45 .70 $ 20 .24 $ 10 .15 $ 21 .31
$ 128,882,336 $ 11,617,187 $ 2,789,602 $ 859,774,281
2,825,096 575,013 273,922 40,400,448
$ 45 .62 $ 20 .20 $ 10 .18 $ 21 .28
$ – $ – $ 26,486,757 $ 172,194,665
– – 2,616,635 8,095,645
$ – $ – $ 10 .12 $ 21 .27
$ 2,060,274,309 $ 660,509,830 $ 557,902,013 $ 1,256,573,827
45,428,167 32,476,769 55,257,891 57,519,653
$ 45 .35 $ 20 .34 $ 10 .10 $ 21 .85
$ – $ – $ 17,740,690 $ –
– – 1,753,696 –
$ – $ – $ 10 .12 $ –
$ 27,397,794 $ – $ 3,545,671,688 $ 8,545,819,616
599,407 – 348,786,286 400,740,395
$ 45 .71 $ – $ 10 .17 $ 21 .33
Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Operations
See Notes to Financial Statements

Six Months Ended April 30, 2023 (Unaudited)
4.1
Equity Index Fund
4.2
Large-Cap Growth Index
Fund
4.3
Large-Cap Value Index
Fund
INVESTMENT INCOME
Dividends $ 299,935,822 $ 48,840,195 $ 95,282,486
Interest 3,004,795 159,654 94,583
Securities lending income, net 3,893,962 230,315 970,155
Other income – – –
Tax withheld (22,062) (704) (4,836)
Total investment income 306,812,517 49,229,460 96,342,388
EXPENSES
Management fees 6,833,760 1,816,486 1,579,834
12b-1 distribution and service fees — Premier Class 40,108 – –
12b-1 distribution and service fees — Retail Class 1,556,457 – –
Shareholder servicing agent fees — Institutional Class 9,798 13,220 8,952
Shareholder servicing agent fees — Advisor Class 5,853 39,668 6,750
Shareholder servicing agent fees — Premier Class 59 – –
Shareholder servicing agent fees — Retirement Class 822,922 954,802 1,579,799
Shareholder servicing agent fees — Retail Class 188,481 – –
Shareholder servicing agent fees — Class W 6,456 103 104
Administrative service fees 165,577 54,046 49,754
Trustees fees 296,648 78,551 68,066
Custodian fees 99,760 33,069 31,125
Overdraft expense 26,116 28,707 65,354
Professional fees 76,764 28,697 27,763
Registration fees 46,793 36,591 35,309
Shareholder reporting expenses 115,861 106,362 91,916
Other 57,230 55,506 47,604
Total expenses 10,348,643 3,245,808 3,592,330
Expenses reimbursed by the investment adviser (4,394,969) (7,707) (9,097)
Fee waiver by investment adviser and Nuveen Securities (114,402) – –
Net expenses 5,839,272 3,238,101 3,583,233
Net investment income (loss) 300,973,245 45,991,359 92,759,155
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Portfolio investments
†
(100,877,679) (47,893,877) 10,944,655
Futures contracts 4,539,030 – –
Foreign currency transactions – – –
In-kind redemptions 858,703,350 – –
Net realized gain (loss) 762,364,701 (47,893,877) 10,944,655
Change in unrealized appreciation (depreciation) on:
Portfolio investments
‡
1,350,787,153 1,021,627,152 250,314,801
Futures contracts (461,841) – –
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies – – –
Net change in unrealized appreciation (depreciation) 1,350,325,312 1,021,627,152 250,314,801
Net realized and unrealized gain (loss) 2,112,690,013 973,733,275 261,259,456
Net increase (decrease) in net assets from operations $ 2,413,663,258 $ 1,019,724,634 $ 354,018,611
†
Includes net realized gain (loss) from securities sold to affiliates of $ (190,869) $ 837,217 $ 135,518
‡
Includes net change in unrealized foreign capital gains taxes $ – $ – $ –

See Notes to Financial Statements

4.4
S&P 500 Index Fund
4.5
Small-Cap Blend Index
Fund
4.6
Emerging Markets Equity
Index Fund
4.7
International Equity Index
Fund
$ 62,150,939 $ 30,074,173 $ 71,913,184 $ 336,468,070
1,360,367 609,559 1,366,754 6,171,962
11,401 2,345,157 455,623 1,886,237
– – 76,104 –
(15,346) (17,513) (6,382,847) (32,578,349)
63,507,361 33,011,376 67,428,818 311,947,920
1,405,781 640,992 2,575,684 3,839,524
– – 20,003 117,512
– – 22,157 –
5,693 5,052 1,001 11,945
79,921 35,520 2,228 358,179
– – 48 123
2,367,365 881,041 654,373 1,466,515
– – 7,402 –
98 – 1,323 2,670
46,300 27,295 46,535 100,197
60,661 27,842 44,532 164,469
29,679 32,660 1,328,919 449,612
2,882 8,343 1,747 4,045
27,093 29,694 37,732 55,196
32,942 42,460 41,859 42,727
38,516 41,946 19,820 62,223
46,298 24,049 – 178,944
4,143,229 1,796,894 4,805,363 6,853,881
(5,397) (26,579) (2,646,761) (1,943,413)
– – – –
4,137,832 1,770,315 2,158,602 4,910,468
59,369,529 31,241,061 65,270,216 307,037,452
(19,825,469) (46,335,426) (143,524,874) (152,758,537)
3,254,912 (456,674) 13,826,601 46,405,698
– – (812,566) 4,923,875
– – – –
(16,570,557) (46,792,100) (130,510,839) (101,428,964)
546,624,951 (91,056,454) 830,972,340 3,871,806,967
(1,494,956) (1,179,207) 2,047,342 (3,469,415)
– – 8,866 4,198,718
545,129,995 (92,235,661) 833,028,548 3,872,536,270
528,559,438 (139,027,761) 702,517,709 3,771,107,306
$ 587,928,967 $ (107,786,700) $ 767,787,925 $ 4,078,144,758
$ (82,514) $ (1,906) $ (1,029,035) $ (3,226,520)
$ – $ – $ 4,420,451 $ –

Statement of Changes in Net Assets
See Notes to Financial Statements

4.1
Equity Index Fund
4.2
Large-Cap Growth Index Fund
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 300,973,245 $ 492,673,307 $ 45,991,359 $ 80,146,577
Net realized gain (loss) 762,364,701 (56,326,305) (47,893,877) 832,290,875
Net change in unrealized appreciation (depreciation) 1,350,325,312 (6,341,683,204) 1,021,627,152 (3,617,474,536)
Net increase (decrease) in net assets from operations 2,413,663,258 (5,905,336,202) 1,019,724,634 (2,705,037,084)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Institutional Class (207,746,155) (258,288,260) (774,802,434) (822,082,470)
Advisor Class (187,086) (603,572) (5,812,192) (6,760,565)
Premier Class (884,058) (1,389,770) – –
Retirement Class (9,652,058) (15,200,952) (69,922,692) (86,458,639)
Retail Class (18,451,427) (26,852,902) – –
Class W (356,159,463) (433,748,939) (2,957,273) (3,658,788)
Total distributions (593,080,247) (736,084,395) (853,494,591) (918,960,462)
SHAREHOLDER TRANSACTIONS
Subscriptions 2,802,201,873 7,185,685,832 1,230,926,389 2,674,750,905
Reinvestments of distributions 590,409,184 733,074,284 717,904,864 768,717,957
Redemptions (2,242,531,622) (3,659,808,584) (1,180,369,113) (3,887,222,268)
Net increase (decrease) from shareholder transactions 1,150,079,435 4,258,951,532 768,462,140 (443,753,406)
Net increase (decrease) in net assets 2,970,662,446 (2,382,469,065) 934,692,183 (4,067,750,952)
NET ASSETS
Beginning of period 32,775,045,705 35,157,514,770 8,905,848,488 12,973,599,440
End of period $ 35,745,708,151 $ 32,775,045,705 $ 9,840,540,671 $ 8,905,848,488

See Notes to Financial Statements

4.3
Large-Cap Value Index Fund
4.4
S&P 500 Index Fund
4.5
Small-Cap Blend Index Fund
4.6
Emerging Markets Equity Index Fund
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
$ 92,759,155 $ 173,321,351 $ 59,369,529 $ 105,535,117 $ 31,241,061 $ 50,052,877 $ 65,270,216 $ 149,561,446
10,944,655 182,522,000 (16,570,557) 466,516,853 (46,792,100) (29,575,718) (130,510,839) (271,661,661)
250,314,801 (970,102,839) 545,129,995 (1,749,092,179) (92,235,661) (864,509,673) 833,028,548 (1,692,155,639)
354,018,611 (614,259,488) 587,928,967 (1,177,040,209) (107,786,700) (844,032,514) 767,787,925 (1,814,255,854)
– – – – – – – –
(293,530,808) (285,369,193) (91,036,182) (113,461,817) (47,564,080) (284,581,304) (28,459,778) (25,559,211)
(265,489) (561,502) (2,113,551) (2,242,071) (209,212) (1,363,379) (79,329) (115,225)
– – – – – – (598,262) (571,822)
(50,588,918) (44,781,956) (29,436,459) (33,383,568) (11,362,316) (84,129,222) (11,169,469) (10,903,950)
– – – – – – (372,258) (431,554)
(1,666,335) (1,378,187) (401,305) (432,616) – – (87,913,014) (83,067,648)
(346,051,550) (332,090,838) (122,987,497) (149,520,072) (59,135,608) (370,073,905) (128,592,110) (120,649,410)
655,517,181 1,051,598,756 542,821,627 1,027,508,854 319,789,722 490,041,026 584,511,342 1,709,819,016
296,542,822 281,241,596 120,987,386 145,667,085 58,028,385 363,320,408 128,546,447 120,584,831
(728,943,116) (1,447,246,593) (463,854,253) (1,569,302,763) (383,908,590) (997,750,941) (649,242,165) (502,566,016)
223,116,887 (114,406,241) 199,954,760 (396,126,824) (6,090,483) (144,389,507) 63,815,624 1,327,837,831
231,083,948 (1,060,756,567) 664,896,230 (1,722,687,105) (173,012,791) (1,358,495,926) 703,011,439 (607,067,433)
7,956,704,099 9,017,460,666 6,853,760,819 8,576,447,924 3,303,080,209 4,661,576,135 4,548,293,808 5,155,361,241
$ 8,187,788,047 $ 7,956,704,099 $ 7,518,657,049 $ 6,853,760,819 $ 3,130,067,418 $ 3,303,080,209 $ 5,251,305,247 $ 4,548,293,808

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
186
(continued)
(continued)
Statement of Changes in Net Assets
(continued)
4.7
International Equity Index Fund
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 307,037,452 $ 555,376,642
Net realized gain (loss) (101,428,964) (186,506,998)
Net change in unrealized appreciation (depreciation) 3,872,536,270 (4,920,455,572)
Net increase (decrease) in net assets from operations 4,078,144,758 (4,551,585,928)
DISTRIBUTIONS TO SHAREHOLDERS – –
Dividends:
Institutional Class (254,301,191) (290,285,530)
Advisor Class (3,855,007) (4,484,401)
Premier Class (3,975,163) (5,262,544)
Retirement Class (27,469,586) (36,894,510)
Class W (210,876,436) (229,171,714)
Total distributions (500,477,383) (566,098,699)
SHAREHOLDER TRANSACTIONS
Subscriptions 2,201,155,975 3,766,113,474
Reinvestments of distributions 493,204,229 555,910,877
Redemptions (1,989,211,041) (1,418,110,263)
Net increase (decrease) from shareholder transactions 705,149,163 2,903,914,088
Net increase (decrease) in net assets 4,282,816,538 (2,213,770,539)
NET ASSETS
Beginning of period 16,732,669,368 18,946,439,907
End of period $ 21,015,485,906 $ 16,732,669,368

Financial Highlights
See Notes to Financial Statements

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.1
EQUITY INDEX FUND
Institutional Class:
4/30/23
#
$ 27 .90 $ 0 .25 $ 1 .76 $ 2 .01 $ ( 0 .43 ) $ ( 0 .07 ) $ ( 0 .50 ) $ 29 .41
10/31/22 34 .12 0 .44 ( 5 .95 ) ( 5 .51 ) ( 0 .41 ) ( 0 .30 ) ( 0 .71 ) 27 .90
10/31/21 24 .07 0 .39 10 .06 10 .45 ( 0 .40 ) — ( 0 .40 ) 34 .12
10/31/20 22 .31 0 .39 1 .84 2 .23 ( 0 .42 ) ( 0 .05 ) ( 0 .47 ) 24 .07
10/31/19 20 .12 0 .43 2 .20 2 .63 ( 0 .37 ) ( 0 .07 ) ( 0 .44 ) 22 .31
10/31/18 19 .31 0 .38 0 .86 1 .24 ( 0 .33 ) ( 0 .10 ) ( 0 .43 ) 20 .12
Advisor Class:
4/30/23
#
27 .88 0 .23 1 .77 2 .00 ( 0 .39 ) ( 0 .07 ) ( 0 .46 ) 29 .42
10/31/22 34 .11 0 .41 ( 5 .95 ) ( 5 .54 ) ( 0 .39 ) ( 0 .30 ) ( 0 .69 ) 27 .88
10/31/21 24 .05 0 .35 10 .06 10 .41 ( 0 .35 ) — ( 0 .35 ) 34 .11
10/31/20 22 .29 0 .40 1 .80 2 .20 ( 0 .39 ) ( 0 .05 ) ( 0 .44 ) 24 .05
10/31/19 20 .12 0 .40 2 .19 2 .59 ( 0 .35 ) ( 0 .07 ) ( 0 .42 ) 22 .29
10/31/18 19 .30 0 .33 0 .90 1 .23 ( 0 .31 ) ( 0 .10 ) ( 0 .41 ) 20 .12
Premier Class:
4/30/23
#
27 .81 0 .22 1 .76 1 .98 ( 0 .39 ) ( 0 .07 ) ( 0 .46 ) 29 .33
10/31/22 34 .01 0 .39 ( 5 .93 ) ( 5 .54 ) ( 0 .36 ) ( 0 .30 ) ( 0 .66 ) 27 .81
10/31/21 23 .99 0 .35 10 .03 10 .38 ( 0 .36 ) — ( 0 .36 ) 34 .01
10/31/20 22 .24 0 .35 1 .83 2 .18 ( 0 .38 ) ( 0 .05 ) ( 0 .43 ) 23 .99
10/31/19 20 .05 0 .40 2 .19 2 .59 ( 0 .33 ) ( 0 .07 ) ( 0 .40 ) 22 .24
10/31/18 19 .25 0 .34 0 .87 1 .21 ( 0 .31 ) ( 0 .10 ) ( 0 .41 ) 20 .05
Retirement Class:
4/30/23
#
28 .29 0 .21 1 .79 2 .00 ( 0 .35 ) ( 0 .07 ) ( 0 .42 ) 29 .87
10/31/22 34 .59 0 .37 ( 6 .04 ) ( 5 .67 ) ( 0 .33 ) ( 0 .30 ) ( 0 .63 ) 28 .29
10/31/21 24 .40 0 .32 10 .21 10 .53 ( 0 .34 ) — ( 0 .34 ) 34 .59
10/31/20 22 .62 0 .34 1 .85 2 .19 ( 0 .36 ) ( 0 .05 ) ( 0 .41 ) 24 .40
10/31/19 20 .39 0 .38 2 .24 2 .62 ( 0 .32 ) ( 0 .07 ) ( 0 .39 ) 22 .62
10/31/18 19 .56 0 .32 0 .90 1 .22 ( 0 .29 ) ( 0 .10 ) ( 0 .39 ) 20 .39
Retail Class:
4/30/23
#
28 .39 0 .21 1 .80 2 .01 ( 0 .36 ) ( 0 .07 ) ( 0 .43 ) 29 .97
10/31/22 34 .70 0 .38 ( 6 .07 ) ( 5 .69 ) ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) 28 .39
10/31/21 24 .48 0 .32 10 .23 10 .55 ( 0 .33 ) — ( 0 .33 ) 34 .70
10/31/20 22 .69 0 .33 1 .86 2 .19 ( 0 .35 ) ( 0 .05 ) ( 0 .40 ) 24 .48
10/31/19 20 .45 0 .38 2 .24 2 .62 ( 0 .31 ) ( 0 .07 ) ( 0 .38 ) 22 .69
10/31/18 19 .62 0 .32 0 .89 1 .21 ( 0 .28 ) ( 0 .10 ) ( 0 .38 ) 20 .45
Class W:
4/30/23
#
27 .91 0 .25 1 .77 2 .02 ( 0 .44 ) ( 0 .07 ) ( 0 .51 ) 29 .42
10/31/22 34 .13 0 .45 ( 5 .94 ) ( 5 .49 ) ( 0 .43 ) ( 0 .30 ) ( 0 .73 ) 27 .91
10/31/21 24 .08 0 .41 10 .05 10 .46 ( 0 .41 ) — ( 0 .41 ) 34 .13
10/31/20 22 .32 0 .39 1 .85 2 .24 ( 0 .43 ) ( 0 .05 ) ( 0 .48 ) 24 .08
10/31/19 20 .13 0 .44 2 .19 2 .63 ( 0 .37 ) ( 0 .07 ) ( 0 .44 ) 22 .32
10/31/18
†
21 .72 0 .01 ( 1 .60 ) ( 1 .59 ) — — — 20 .13
#
Unaudited
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
7 .30% $ 12,525,781 0 .05%
c
0 .05%
c
1 .75%
c
1%
f
( 16 .50 ) 11,632,072 0 .05 0 .05 1 .46 7
43 .84 12,335,597 0 .05 0 .05 1 .30 7
f
10 .10 9,563,188 0 .05 0 .05 1 .69 12
f
13 .47 9,034,344 0 .05 0 .05 2 .08 4
6 .52 8,106,985 0 .05 0 .05 1 .87 5
f
7 .27 11,916 0 .15
c
0 .15
c
1 .65
c
1
f
( 16 .59 ) 11,341 0 .15 0 .15 1 .33 7
43 .66 14,119 0 .17 0 .17 1 .16 7
f
9 .97 9,404 0 .17 0 .17 1 .71 12
f
13 .26 49,888 0 .19 0 .19 1 .93 4
6 .44 35,041 0 .19 0 .19 1 .61 5
f
7 .19 53,352 0 .20
c
0 .20
c
1 .60
c
1
f
( 16 .62 ) 54,969 0 .20 0 .20 1 .30 7
43 .64 71,581 0 .20 0 .20 1 .15 7
f
9 .92 57,737 0 .20 0 .20 1 .55 12
f
13 .28 63,211 0 .20 0 .20 1 .92 4
6 .36 86,396 0 .20 0 .20 1 .68 5
f
7 .16 678,645 0 .30
c
0 .30
c
1 .50
c
1
f
( 16 .71 ) 651,723 0 .30 0 .30 1 .20 7
43 .50 838,804 0 .30 0 .30 1 .05 7
f
9 .79 612,612 0 .30 0 .30 1 .45 12
f
13 .18 662,900 0 .30 0 .30 1 .83 4
6 .29 568,207 0 .30 0 .30 1 .56 5
f
7 .16 1,291,292 0 .33
c
0 .31
c
1 .49
c
1
f
( 16 .70 ) 1,231,300 0 .32 0 .28 1 .22 7
43 .45 1,493,507 0 .32 0 .32 1 .02 7
f
9 .77 1,070,150 0 .33 0 .33 1 .41 12
f
13 .15 1,028,244 0 .33 0 .33 1 .80 4
6 .24 954,571 0 .33 0 .33 1 .53 5
f
7 .34 21,184,722 0 .05
c
0.00
c
1 .79
c
1
f
( 16 .46 ) 19,193,641 0 .05 0.00 1 .50 7
43 .88 20,403,908 0 .05 0.00 1 .34 7
f
10 .14 14,941,901 0 .05 0.00 1 .71 12
f
13 .48 11,566,892 0 .05 0.00 2 .13 4
( 7 .32 ) 7,873,593 0 .04
c
0.00
c
0 .55
c
5
f

Financial Highlights
(continued)
See Notes to Financial Statements
190
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.2
LARGE-CAP GROWTH INDEX FUND
Institutional Class:
4/30/23
#
$ 42 .43 $ 0 .21 $ 4 .23 $ 4 .44 $ ( 0 .41 ) $ ( 3 .67 ) $ ( 4 .08 ) $ 42 .79
10/31/22 61 .25 0 .41 ( 14 .17 ) ( 13 .76 ) ( 0 .50 ) ( 4 .56 ) ( 5 .06 ) 42 .43
10/31/21 43 .65 0 .39 18 .15 18 .54 ( 0 .35 ) ( 0 .59 ) ( 0 .94 ) 61 .25
10/31/20 34 .63 0 .39 9 .50 9 .89 ( 0 .40 ) ( 0 .47 ) ( 0 .87 ) 43 .65
10/31/19 30 .73 0 .41 4 .59 5 .00 ( 0 .39 ) ( 0 .71 ) ( 1 .10 ) 34 .63
10/31/18 28 .30 0 .39 2 .59 2 .98 ( 0 .35 ) ( 0 .20 ) ( 0 .55 ) 30 .73
Advisor Class:
4/30/23
#
42 .34 0 .19 4 .22 4 .41 ( 0 .36 ) ( 3 .67 ) ( 4 .03 ) 42 .72
10/31/22 61 .13 0 .35 ( 14 .14 ) ( 13 .79 ) ( 0 .44 ) ( 4 .56 ) ( 5 .00 ) 42 .34
10/31/21 43 .57 0 .32 18 .12 18 .44 ( 0 .29 ) ( 0 .59 ) ( 0 .88 ) 61 .13
10/31/20 34 .57 0 .33 9 .50 9 .83 ( 0 .36 ) ( 0 .47 ) ( 0 .83 ) 43 .57
10/31/19 30 .68 0 .37 4 .59 4 .96 ( 0 .36 ) ( 0 .71 ) ( 1 .07 ) 34 .57
10/31/18 28 .27 0 .35 2 .58 2 .93 ( 0 .32 ) ( 0 .20 ) ( 0 .52 ) 30 .68
Retirement Class:
4/30/23
#
42 .70 0 .16 4 .26 4 .42 ( 0 .29 ) ( 3 .67 ) ( 3 .96 ) 43 .16
10/31/22 61 .61 0 .29 ( 14 .28 ) ( 13 .99 ) ( 0 .36 ) ( 4 .56 ) ( 4 .92 ) 42 .70
10/31/21 43 .91 0 .26 18 .27 18 .53 ( 0 .24 ) ( 0 .59 ) ( 0 .83 ) 61 .61
10/31/20 34 .83 0 .29 9 .57 9 .86 ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 43 .91
10/31/19 30 .89 0 .33 4 .63 4 .96 ( 0 .31 ) ( 0 .71 ) ( 1 .02 ) 34 .83
10/31/18 28 .46 0 .32 2 .60 2 .92 ( 0 .29 ) ( 0 .20 ) ( 0 .49 ) 30 .89
Class W:
4/30/23
#
40 .62 0 .20 4 .03 4 .23 ( 0 .43 ) ( 3 .67 ) ( 4 .10 ) 40 .75
10/31/22 61 .30 0 .50 ( 13 .57 ) ( 13 .07 ) ( 3 .05 ) ( 4 .56 ) ( 7 .61 ) 40 .62
10/31/21 43 .67 0 .41 18 .16 18 .57 ( 0 .35 ) ( 0 .59 ) ( 0 .94 ) 61 .30
10/31/20 34 .63 0 .28 9 .63 9 .91 ( 0 .40 ) ( 0 .47 ) ( 0 .87 ) 43 .67
10/31/19
†
33 .68 0 .02 0 .93 0 .95 — — — 34 .63
#
Unaudited
†
Class W commenced operations on September 30, 2019.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
11 .49% $ 8,886,224 0 .05%
c
0 .05%
c
1 .03%
c
11%
( 24 .65 ) 8,034,639 0 .05 0 .05 0 .84 34
43 .11 10,180,858 0 .05 0 .05 0 .73 31
29 .14 7,537,182 0 .05 0 .05 1 .00 33
f
17 .03 6,833,846 0 .05 0 .05 1 .28 28
10 .67 5,375,762 0 .05 0 .05 1 .28 28
11 .44 86,547 0 .15
c
0 .15
c
0 .94
c
11
( 24 .73 ) 84,495 0 .16 0 .16 0 .72 34
42 .93 81,993 0 .17 0 .17 0 .61 31
29 .00 63,667 0 .18 0 .18 0 .86 33
f
16 .90 49,158 0 .18 0 .18 1 .16 28
10 .49 40,368 0 .19 0 .19 1 .13 28
11 .33 822,666 0 .30
c
0 .30
c
0 .78
c
11
( 24 .84 ) 757,262 0 .30 0 .30 0 .58 34
42 .77 1,085,055 0 .30 0 .30 0 .48 31
28 .84 855,735 0 .30 0 .30 0 .74 33
f
16 .75 688,063 0 .30 0 .30 1 .05 28
10 .37 705,970 0 .30 0 .30 1 .03 28
11 .50 45,104 0 .05
c
0.00
c
1 .06
c
11
( 24 .60 ) 29,452 0 .05 0.00 0 .76 34
43 .17 1,625,694 0 .05 0.00 0 .77 31
29 .22 1,356,450 0 .05 0.00 0 .71 33
f
2 .82 21,390 0 .15
c
0.00
c
0 .79
c
28

Financial Highlights
(continued)
See Notes to Financial Statements
192
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.3
LARGE-CAP VALUE INDEX FUND
Institutional Class:
4/30/23
#
$ 22 .29 $ 0 .26 $ 0 .72 $ 0 .98 $ ( 0 .50 ) $ ( 0 .49 ) $ ( 0 .99 ) $ 22 .28
10/31/22 24 .89 0 .48 ( 2 .16 ) ( 1 .68 ) ( 0 .45 ) ( 0 .47 ) ( 0 .92 ) 22 .29
10/31/21 17 .72 0 .44 7 .19 7 .63 ( 0 .46 ) — ( 0 .46 ) 24 .89
10/31/20 20 .54 0 .46 ( 1 .85 ) ( 1 .39 ) ( 0 .57 ) ( 0 .86 ) ( 1 .43 ) 17 .72
10/31/19 19 .30 0 .57 1 .47 2 .04 ( 0 .49 ) ( 0 .31 ) ( 0 .80 ) 20 .54
10/31/18 19 .58 0 .49 0 .09 0 .58 ( 0 .47 ) ( 0 .39 ) ( 0 .86 ) 19 .30
Advisor Class:
4/30/23
#
22 .24 0 .24 0 .74 0 .98 ( 0 .42 ) ( 0 .49 ) ( 0 .91 ) 22 .31
10/31/22 24 .82 0 .44 ( 2 .14 ) ( 1 .70 ) ( 0 .41 ) ( 0 .47 ) ( 0 .88 ) 22 .24
10/31/21 17 .67 0 .36 7 .22 7 .58 ( 0 .43 ) — ( 0 .43 ) 24 .82
10/31/20 20 .49 0 .48 ( 1 .90 ) ( 1 .42 ) ( 0 .54 ) ( 0 .86 ) ( 1 .40 ) 17 .67
10/31/19 19 .26 0 .55 1 .46 2 .01 ( 0 .47 ) ( 0 .31 ) ( 0 .78 ) 20 .49
10/31/18 19 .56 0 .46 0 .08 0 .54 ( 0 .45 ) ( 0 .39 ) ( 0 .84 ) 19 .26
Retirement Class:
4/30/23
#
22 .68 0 .24 0 .75 0 .99 ( 0 .45 ) ( 0 .49 ) ( 0 .94 ) 22 .73
10/31/22 25 .32 0 .43 ( 2 .20 ) ( 1 .77 ) ( 0 .40 ) ( 0 .47 ) ( 0 .87 ) 22 .68
10/31/21 18 .03 0 .39 7 .32 7 .71 ( 0 .42 ) — ( 0 .42 ) 25 .32
10/31/20 20 .87 0 .42 ( 1 .88 ) ( 1 .46 ) ( 0 .52 ) ( 0 .86 ) ( 1 .38 ) 18 .03
10/31/19 19 .59 0 .53 1 .50 2 .03 ( 0 .44 ) ( 0 .31 ) ( 0 .75 ) 20 .87
10/31/18 19 .87 0 .45 0 .09 0 .54 ( 0 .43 ) ( 0 .39 ) ( 0 .82 ) 19 .59
Class W:
4/30/23
#
22 .29 0 .27 0 .72 0 .99 ( 0 .51 ) ( 0 .49 ) ( 1 .00 ) 22 .28
10/31/22 24 .90 0 .49 ( 2 .16 ) ( 1 .67 ) ( 0 .47 ) ( 0 .47 ) ( 0 .94 ) 22 .29
10/31/21 17 .73 0 .45 7 .19 7 .64 ( 0 .47 ) — ( 0 .47 ) 24 .90
10/31/20 20 .54 0 .47 ( 1 .85 ) ( 1 .38 ) ( 0 .57 ) ( 0 .86 ) ( 1 .43 ) 17 .73
10/31/19
†
20 .26 0 .08 0 .20 0 .28 — — — 20 .54
#
Unaudited
†
Class W commenced operations on September 30, 2019.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
4 .50% $ 6,822,477 0 .05%
c
0 .05%
c
2 .39%
c
7%
( 6 .99 ) 6,667,880 0 .05 0 .05 2 .08 21
43 .69 7,684,426 0 .05 0 .05 1 .93 29
( 7 .51 ) 5,586,461 0 .05 0 .05 2 .52 33
f
11 .13 5,973,386 0 .05 0 .05 2 .97 38
2 .97 5,482,154 0 .05 0 .05 2 .49 27
4 .46 26,223 0 .18
c
0 .18
c
2 .21
c
7
( 7 .11 ) 17,967 0 .19 0 .19 1 .92 21
43 .47 16,207 0 .19 0 .19 1 .60 29
( 7 .63 ) 9,094 0 .19 0 .19 2 .54 33
f
11 .00 31,051 0 .19 0 .19 2 .85 38
2 .77 8,505 0 .19 0 .19 2 .34 27
4 .42 1,299,530 0 .30
c
0 .30
c
2 .14
c
7
( 7 .25 ) 1,233,751 0 .30 0 .30 1 .83 21
43 .28 1,279,443 0 .30 0 .30 1 .67 29
( 7 .71 ) 821,535 0 .30 0 .30 2 .29 33
f
10 .85 877,423 0 .30 0 .30 2 .71 38
2 .68 865,369 0 .30 0 .30 2 .25 27
4 .55 39,558 0 .05
c
0.00
c
2 .43
c
7
( 6 .98 ) 37,105 0 .05 0.00 2 .13 21
43 .73 37,385 0 .05 0.00 1 .98 29
( 7 .45 ) 29,964 0 .05 0.00 2 .57 33
f
1 .38 28,293 0 .12
c
0.00
c
4 .13
c
38

Financial Highlights
(continued)
See Notes to Financial Statements
194
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.4
S&P 500 INDEX FUND
Institutional Class:
4/30/23
#
$ 42 .87 $ 0 .38 $ 3 .25 $ 3 .63 $ ( 0 .69 ) $ ( 0 .11 ) $ ( 0 .80 ) $ 45 .70
10/31/22 51 .11 0 .69 ( 8 .00 ) ( 7 .31 ) ( 0 .64 ) ( 0 .29 ) ( 0 .93 ) 42 .87
10/31/21 36 .35 0 .62 14 .77 15 .39 ( 0 .63 ) — ( 0 .63 ) 51 .11
10/31/20 33 .88 0 .62 2 .61 3 .23 ( 0 .66 ) ( 0 .10 ) ( 0 .76 ) 36 .35
10/31/19 30 .48 0 .68 3 .53 4 .21 ( 0 .59 ) ( 0 .22 ) ( 0 .81 ) 33 .88
10/31/18 29 .04 0 .57 1 .52 2 .09 ( 0 .54 ) ( 0 .11 ) ( 0 .65 ) 30 .48
Advisor Class:
4/30/23
#
42 .76 0 .35 3 .26 3 .61 ( 0 .64 ) ( 0 .11 ) ( 0 .75 ) 45 .62
10/31/22 50 .99 0 .63 ( 8 .00 ) ( 7 .37 ) ( 0 .57 ) ( 0 .29 ) ( 0 .86 ) 42 .76
10/31/21 36 .27 0 .56 14 .74 15 .30 ( 0 .58 ) — ( 0 .58 ) 50 .99
10/31/20 33 .82 0 .57 2 .61 3 .18 ( 0 .63 ) ( 0 .10 ) ( 0 .73 ) 36 .27
10/31/19 30 .43 0 .64 3 .52 4 .16 ( 0 .55 ) ( 0 .22 ) ( 0 .77 ) 33 .82
10/31/18 29 .01 0 .52 1 .52 2 .04 ( 0 .51 ) ( 0 .11 ) ( 0 .62 ) 30 .43
Retirement Class:
4/30/23
#
42 .49 0 .32 3 .23 3 .55 ( 0 .58 ) ( 0 .11 ) ( 0 .69 ) 45 .35
10/31/22 50 .67 0 .57 ( 7 .94 ) ( 7 .37 ) ( 0 .52 ) ( 0 .29 ) ( 0 .81 ) 42 .49
10/31/21 36 .06 0 .51 14 .64 15 .15 ( 0 .54 ) — ( 0 .54 ) 50 .67
10/31/20 33 .62 0 .53 2 .60 3 .13 ( 0 .59 ) ( 0 .10 ) ( 0 .69 ) 36 .06
10/31/19 30 .24 0 .60 3 .51 4 .11 ( 0 .51 ) ( 0 .22 ) ( 0 .73 ) 33 .62
10/31/18 28 .83 0 .49 1 .50 1 .99 ( 0 .47 ) ( 0 .11 ) ( 0 .58 ) 30 .24
Class W:
4/30/23
#
42 .88 0 .39 3 .26 3 .65 ( 0 .71 ) ( 0 .11 ) ( 0 .82 ) 45 .71
10/31/22 51 .13 0 .71 ( 8 .01 ) ( 7 .30 ) ( 0 .66 ) ( 0 .29 ) ( 0 .95 ) 42 .88
10/31/21 36 .36 0 .64 14 .78 15 .42 ( 0 .65 ) — ( 0 .65 ) 51 .13
10/31/20 33 .88 0 .63 2 .62 3 .25 ( 0 .67 ) ( 0 .10 ) ( 0 .77 ) 36 .36
10/31/19
†
33 .16 0 .10 0 .62 0 .72 — — — 33 .88
#
Unaudited
†
Class W commenced operations on September 30, 2019.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
8 .59% $ 5,302,103 0 .05%
c
0 .05%
c
1 .76%
c
1%
( 14 .62 ) 4,933,068 0 .05 0 .05 1 .47 5
42 .82 6,310,496 0 .05 0 .05 1 .38 7
f
9 .67 4,426,743 0 .05 0 .05 1 .78 7
14 .27 4,038,596 0 .05 0 .05 2 .17 5
7 .26 3,533,305 0 .05 0 .05 1 .87 8
8 .54 128,882 0 .18
c
0 .18
c
1 .62
c
1
( 14 .74 ) 114,843 0 .18 0 .18 1 .35 5
42 .63 134,424 0 .18 0 .18 1 .25 7
f
9 .51 103,558 0 .18 0 .18 1 .65 7
14 .12 88,735 0 .19 0 .19 2 .05 5
7 .12 44,964 0 .20 0 .20 1 .70 8
8 .46 2,060,274 0 .30
c
0 .30
c
1 .51
c
1
( 14 .83 ) 1,784,834 0 .30 0 .30 1 .23 5
42 .43 2,107,555 0 .30 0 .30 1 .13 7
f
9 .41 1,510,268 0 .30 0 .30 1 .53 7
14 .01 1,366,911 0 .30 0 .30 1 .92 5
6 .97 1,196,818 0 .30 0 .30 1 .62 8
8 .64 27,398 0 .05
c
0.00
c
1 .79
c
1
( 14 .59 ) 21,016 0 .05 0.00 1 .52 5
42 .90 23,973 0 .05 0.00 1 .43 7
f
9 .72 19,113 0 .04 0.00 1 .83 7
2 .17 17,484 0 .16
c
0.00
c
3 .34
c
5

Financial Highlights
(continued)
See Notes to Financial Statements
196
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.5
SMALL-CAP BLEND INDEX FUND
Institutional Class:
4/30/23
#
$ 21 .34 $ 0 .21 $ ( 0 .92 ) $ ( 0 .71 ) $ ( 0 .32 ) $ ( 0 .07 ) $ ( 0 .39 ) $ 20 .24
10/31/22 28 .54 0 .32 ( 5 .22 ) ( 4 .90 ) ( 0 .32 ) ( 1 .98 ) ( 2 .30 ) 21 .34
10/31/21 19 .45 0 .27 9 .47 9 .74 ( 0 .26 ) ( 0 .39 ) ( 0 .65 ) 28 .54
10/31/20 20 .46 0 .22 ( 0 .15 ) 0 .07 ( 0 .29 ) ( 0 .79 ) ( 1 .08 ) 19 .45
10/31/19 21 .18 0 .31 0 .59 0 .90 ( 0 .28 ) ( 1 .34 ) ( 1 .62 ) 20 .46
10/31/18 22 .02 0 .31 0 .12 0 .43 ( 0 .31 ) ( 0 .96 ) ( 1 .27 ) 21 .18
Advisor Class:
4/30/23
#
21 .29 0 .19 ( 0 .92 ) ( 0 .73 ) ( 0 .29 ) ( 0 .07 ) ( 0 .36 ) 20 .20
10/31/22 28 .48 0 .28 ( 5 .20 ) ( 4 .92 ) ( 0 .29 ) ( 1 .98 ) ( 2 .27 ) 21 .29
10/31/21 19 .41 0 .23 9 .46 9 .69 ( 0 .23 ) ( 0 .39 ) ( 0 .62 ) 28 .48
10/31/20 20 .43 0 .19 ( 0 .16 ) 0 .03 ( 0 .26 ) ( 0 .79 ) ( 1 .05 ) 19 .41
10/31/19 21 .15 0 .30 0 .57 0 .87 ( 0 .25 ) ( 1 .34 ) ( 1 .59 ) 20 .43
10/31/18 22 .00 0 .26 0 .14 0 .40 ( 0 .29 ) ( 0 .96 ) ( 1 .25 ) 21 .15
Retirement Class:
4/30/23
#
21 .41 0 .18 ( 0 .92 ) ( 0 .74 ) ( 0 .26 ) ( 0 .07 ) ( 0 .33 ) 20 .34
10/31/22 28 .62 0 .26 ( 5 .24 ) ( 4 .98 ) ( 0 .25 ) ( 1 .98 ) ( 2 .23 ) 21 .41
10/31/21 19 .51 0 .20 9 .51 9 .71 ( 0 .21 ) ( 0 .39 ) ( 0 .60 ) 28 .62
10/31/20 20 .52 0 .17 ( 0 .15 ) 0 .02 ( 0 .24 ) ( 0 .79 ) ( 1 .03 ) 19 .51
10/31/19 21 .23 0 .26 0 .60 0 .86 ( 0 .23 ) ( 1 .34 ) ( 1 .57 ) 20 .52
10/31/18 22 .07 0 .25 0 .14 0 .39 ( 0 .27 ) ( 0 .96 ) ( 1 .23 ) 21 .23
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
( 3 .32 ) % $ 2,457,940 0 .06%
c
0 .06%
c
2 .00%
c
8%
( 18 .42 ) 2,548,376 0 .06 0 .06 1 .38 25
50 .75 3,552,723 0 .05 0 .05 1 .00 33
0 .08 2,308,446 0 .06 0 .06 1 .16 32
f
4 .98 2,308,296 0 .06 0 .06 1 .58 32
1 .99 1,966,064 0 .06 0 .06 1 .38 20
( 3 .44 ) 11,617 0 .65
c
0 .20
c
1 .86
c
8
( 18 .53 ) 12,338 0 .67 0 .21 1 .22 25
50 .57 13,774 0 .76 0 .20 0 .85 33
( 0 .11 ) 8,823 1 .08 0 .20 1 .01 32
f
4 .83 7,980 0 .84 0 .21 1 .52 32
1 .84 13,215 0 .42 0 .21 1 .13 20
( 3 .45 ) 660,510 0 .30
c
0 .30
c
1 .76
c
8
( 18 .63 ) 742,366 0 .31 0 .31 1 .12 25
50 .39 1,095,078 0 .30 0 .30 0 .75 33
( 0 .16 ) 791,714 0 .30 0 .30 0 .92 32
f
4 .72 791,066 0 .31 0 .31 1 .33 32
1 .75 689,246 0 .31 0 .31 1 .12 20

Financial Highlights
(continued)
See Notes to Financial Statements
198
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.6
EMERGING MARKETS EQUITY INDEX FUND
Institutional Class:
4/30/23
#
$ 8 .91 $ 0 .12 $ 1 .37 $ 1 .49 $ ( 0 .25 ) $ — $ ( 0 .25 ) $ 10 .15
10/31/22 13 .20 0 .32 ( 4 .32 ) ( 4 .00 ) ( 0 .29 ) — ( 0 .29 ) 8 .91
10/31/21 11 .64 0 .27 1 .56 1 .83 ( 0 .27 ) — ( 0 .27 ) 13 .20
10/31/20 11 .05 0 .23 0 .68 0 .91 ( 0 .32 ) — ( 0 .32 ) 11 .64
10/31/19 10 .14 0 .30 0 .85 1 .15 ( 0 .24 ) — ( 0 .24 ) 11 .05
10/31/18 11 .86 0 .28 ( 1 .76 ) ( 1 .48 ) ( 0 .24 ) — ( 0 .24 ) 10 .14
Advisor Class:
4/30/23
#
8 .93 0 .11 1 .36 1 .47 ( 0 .22 ) — ( 0 .22 ) 10 .18
10/31/22 13 .23 0 .33 ( 4 .36 ) ( 4 .03 ) ( 0 .27 ) — ( 0 .27 ) 8 .93
10/31/21 11 .65 0 .24 1 .57 1 .81 ( 0 .23 ) — ( 0 .23 ) 13 .23
10/31/20 11 .06 0 .18 0 .71 0 .89 ( 0 .30 ) — ( 0 .30 ) 11 .65
10/31/19 10 .13 0 .35 0 .80 1 .15 ( 0 .22 ) — ( 0 .22 ) 11 .06
10/31/18 11 .85 0 .37 ( 1 .87 ) ( 1 .50 ) ( 0 .22 ) — ( 0 .22 ) 10 .13
Premier Class:
4/30/23
#
8 .88 0 .12 1 .35 1 .47 ( 0 .23 ) — ( 0 .23 ) 10 .12
10/31/22 13 .15 0 .31 ( 4 .32 ) ( 4 .01 ) ( 0 .26 ) — ( 0 .26 ) 8 .88
10/31/21 11 .60 0 .25 1 .55 1 .80 ( 0 .25 ) — ( 0 .25 ) 13 .15
10/31/20 11 .02 0 .21 0 .67 0 .88 ( 0 .30 ) — ( 0 .30 ) 11 .60
10/31/19 10 .10 0 .32 0 .82 1 .14 ( 0 .22 ) — ( 0 .22 ) 11 .02
10/31/18 11 .82 0 .23 ( 1 .73 ) ( 1 .50 ) ( 0 .22 ) — ( 0 .22 ) 10 .10
Retirement Class:
4/30/23
#
8 .86 0 .11 1 .35 1 .46 ( 0 .22 ) — ( 0 .22 ) 10 .10
10/31/22 13 .12 0 .29 ( 4 .30 ) ( 4 .01 ) ( 0 .25 ) — ( 0 .25 ) 8 .86
10/31/21 11 .57 0 .24 1 .55 1 .79 ( 0 .24 ) — ( 0 .24 ) 13 .12
10/31/20 11 .00 0 .20 0 .67 0 .87 ( 0 .30 ) — ( 0 .30 ) 11 .57
10/31/19 10 .08 0 .32 0 .81 1 .13 ( 0 .21 ) — ( 0 .21 ) 11 .00
10/31/18 11 .80 0 .24 ( 1 .75 ) ( 1 .51 ) ( 0 .21 ) — ( 0 .21 ) 10 .08
Retail Class:
4/30/23
#
8 .87 0 .11 1 .35 1 .46 ( 0 .21 ) — ( 0 .21 ) 10 .12
10/31/22 13 .13 0 .28 ( 4 .30 ) ( 4 .02 ) ( 0 .24 ) — ( 0 .24 ) 8 .87
10/31/21 11 .59 0 .22 1 .55 1 .77 ( 0 .23 ) — ( 0 .23 ) 13 .13
10/31/20 11 .00 0 .19 0 .68 0 .87 ( 0 .28 ) — ( 0 .28 ) 11 .59
10/31/19 10 .09 0 .29 0 .82 1 .11 ( 0 .20 ) — ( 0 .20 ) 11 .00
10/31/18 11 .81 0 .23 ( 1 .75 ) ( 1 .52 ) ( 0 .20 ) — ( 0 .20 ) 10 .09
Class W:
4/30/23
#
8 .94 0 .13 1 .36 1 .49 ( 0 .26 ) — ( 0 .26 ) 10 .17
10/31/22 13 .23 0 .34 ( 4 .33 ) ( 3 .99 ) ( 0 .30 ) — ( 0 .30 ) 8 .94
10/31/21 11 .66 0 .29 1 .57 1 .86 ( 0 .29 ) — ( 0 .29 ) 13 .23
10/31/20 11 .07 0 .26 0 .67 0 .93 ( 0 .34 ) — ( 0 .34 ) 11 .66
10/31/19 10 .14 0 .37 0 .81 1 .18 ( 0 .25 ) — ( 0 .25 ) 11 .07
10/31/18
†
11 .06 0 .02 ( 0 .94 ) ( 0 .92 ) — — — 10 .14
#
Unaudited
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
16 .73% $ 1,100,714 0 .16%
c
0 .16%
c
2 .45%
c
6%
( 30 .98 ) 1,010,505 0 .19 0 .19 2 .91 7
15 .77 1,165,241 0 .18 0 .18 1 .96 33
f
8 .43 921,818 0 .20 0 .20 2 .13 36
11 .60 824,509 0 .20 0 .20 2 .80 53
( 12 .75 ) 1,256,129 0 .20 0 .20 2 .34 27
16 .50 2,790 0 .28
c
0 .28
c
2 .25
c
6
( 31 .08 ) 6,895 0 .33 0 .33 3 .01 7
15 .61 4,300 0 .32 0 .32 1 .77 33
f
8 .28 2,449 0 .34 0 .34 1 .62 36
11 .52 12,105 0 .34 0 .34 3 .34 53
( 12 .86 ) 1,511 0 .34 0 .34 3 .19 27
16 .61 26,487 0 .31
c
0 .31
c
2 .32
c
6
( 31 .06 ) 22,113 0 .34 0 .34 2 .74 7
15 .58 28,510 0 .33 0 .33 1 .80 33
f
8 .21 25,218 0 .35 0 .35 1 .90 36
11 .52 26,772 0 .35 0 .35 3 .00 53
( 12 .89 ) 24,852 0 .35 0 .35 1 .99 27
16 .53 557,902 0 .41
c
0 .41
c
2 .22
c
6
( 31 .12 ) 438,986 0 .44 0 .44 2 .64 7
15 .55 556,244 0 .43 0 .43 1 .74 33
f
8 .06 428,964 0 .45 0 .45 1 .89 36
11 .43 325,179 0 .45 0 .45 2 .97 53
( 12 .99 ) 233,463 0 .45 0 .45 2 .03 27
16 .53 17,741 0 .49
c
0 .49
c
2 .12
c
6
( 31 .19 ) 16,002 0 .53 0 .50 2 .51 7
15 .32 23,317 0 .56 0 .56 1 .65 33
f
8 .07 15,221 0 .57 0 .57 1 .73 36
11 .16 14,225 0 .57 0 .57 2 .74 53
( 13 .07 ) 13,357 0 .57 0 .57 1 .92 27
16 .77 3,545,672 0 .16
c
0.00
c
2 .61
c
6
( 30 .81 ) 3,053,793 0 .19 0.00 3 .07 7
16 .00 3,377,750 0 .18 0.00 2 .17 33
f
8 .60 2,131,058 0 .20 0 .01 2 .37 36
11 .86 1,399,712 0 .20 0.00 3 .50 53
( 8 .32 ) 889,002 0 .22
c
0.00
c
2 .27
c
27

Financial Highlights
(continued)
See Notes to Financial Statements
200
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.7
INTERNATIONAL EQUITY INDEX FUND
Institutional Class:
4/30/23
#
$ 17 .60 $ 0 .31 $ 3 .94 $ 4 .25 $ ( 0 .54 ) $ — $ ( 0 .54 ) $ 21 .31
10/31/22 23 .56 0 .64 ( 5 .91 ) ( 5 .27 ) ( 0 .69 ) — ( 0 .69 ) 17 .60
10/31/21 17 .93 0 .61 5 .44 6 .05 ( 0 .42 ) — ( 0 .42 ) 23 .56
10/31/20 19 .77 0 .45 ( 1 .67 ) ( 1 .22 ) ( 0 .62 ) — ( 0 .62 ) 17 .93
10/31/19 18 .37 0 .61 1 .37 1 .98 ( 0 .58 ) — ( 0 .58 ) 19 .77
10/31/18 20 .32 0 .61 ( 2 .00 ) ( 1 .39 ) ( 0 .56 ) — ( 0 .56 ) 18 .37
Advisor Class:
4/30/23
#
17 .56 0 .40 3 .84 4 .24 ( 0 .52 ) — ( 0 .52 ) 21 .28
10/31/22 23 .51 0 .61 ( 5 .89 ) ( 5 .28 ) ( 0 .67 ) — ( 0 .67 ) 17 .56
10/31/21 17 .90 0 .59 5 .42 6 .01 ( 0 .40 ) — ( 0 .40 ) 23 .51
10/31/20 19 .75 0 .43 ( 1 .68 ) ( 1 .25 ) ( 0 .60 ) — ( 0 .60 ) 17 .90
10/31/19 18 .34 0 .58 1 .38 1 .96 ( 0 .55 ) — ( 0 .55 ) 19 .75
10/31/18 20 .29 0 .60 ( 2 .01 ) ( 1 .41 ) ( 0 .54 ) — ( 0 .54 ) 18 .34
Premier Class:
4/30/23
#
17 .55 0 .30 3 .93 4 .23 ( 0 .51 ) — ( 0 .51 ) 21 .27
10/31/22 23 .48 0 .59 ( 5 .87 ) ( 5 .28 ) ( 0 .65 ) — ( 0 .65 ) 17 .55
10/31/21 17 .87 0 .58 5 .42 6 .00 ( 0 .39 ) — ( 0 .39 ) 23 .48
10/31/20 19 .71 0 .42 ( 1 .67 ) ( 1 .25 ) ( 0 .59 ) — ( 0 .59 ) 17 .87
10/31/19 18 .31 0 .59 1 .36 1 .95 ( 0 .55 ) — ( 0 .55 ) 19 .71
10/31/18 20 .26 0 .56 ( 1 .98 ) ( 1 .42 ) ( 0 .53 ) — ( 0 .53 ) 18 .31
Retirement Class:
4/30/23
#
18 .00 0 .30 4 .04 4 .34 ( 0 .49 ) — ( 0 .49 ) 21 .85
10/31/22 24 .08 0 .60 ( 6 .05 ) ( 5 .45 ) ( 0 .63 ) — ( 0 .63 ) 18 .00
10/31/21 18 .32 0 .57 5 .56 6 .13 ( 0 .37 ) — ( 0 .37 ) 24 .08
10/31/20 20 .20 0 .41 ( 1 .72 ) ( 1 .31 ) ( 0 .57 ) — ( 0 .57 ) 18 .32
10/31/19 18 .74 0 .59 1 .40 1 .99 ( 0 .53 ) — ( 0 .53 ) 20 .20
10/31/18 20 .73 0 .57 ( 2 .04 ) ( 1 .47 ) ( 0 .52 ) — ( 0 .52 ) 18 .74
Class W:
4/30/23
#
17 .61 0 .32 3 .95 4 .27 ( 0 .55 ) — ( 0 .55 ) 21 .33
10/31/22 23 .57 0 .65 ( 5 .91 ) ( 5 .26 ) ( 0 .70 ) — ( 0 .70 ) 17 .61
10/31/21 17 .94 0 .63 5 .43 6 .06 ( 0 .43 ) — ( 0 .43 ) 23 .57
10/31/20 19 .78 0 .46 ( 1 .68 ) ( 1 .22 ) ( 0 .62 ) — ( 0 .62 ) 17 .94
10/31/19 18 .37 0 .63 1 .36 1 .99 ( 0 .58 ) — ( 0 .58 ) 19 .78
10/31/18
†
19 .95 0 .02 ( 1 .60 ) ( 1 .58 ) — — — 18 .37
#
Unaudited
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
24 .45% $ 10,181,124 0 .05%
c
0 .05%
c
3 .17%
c
5%
( 23 .00 ) 8,366,604 0 .05 0 .05 3 .14 5
34 .05 9,784,831 0 .05 0 .05 2 .72 5
f
( 6 .45 ) 7,675,874 0 .05 0 .05 2 .46 4
11 .23 7,842,042 0 .06 0 .06 3 .28 10
( 7 .04 ) 7,702,594 0 .06 0 .06 3 .06 4
f
24 .42 859,774 0 .19
c
0 .19
c
4 .04
c
5
( 23 .10 ) 135,488 0 .17 0 .17 3 .03 5
33 .86 156,717 0 .17 0 .17 2 .65 5
f
( 6 .58 ) 111,950 0 .17 0 .17 2 .32 4
11 .15 118,307 0 .19 0 .19 3 .15 10
( 7 .16 ) 28,194 0 .20 0 .20 3 .00 4
f
24 .39 172,195 0 .20
c
0 .20
c
3 .01
c
5
( 23 .10 ) 138,009 0 .20 0 .20 2 .91 5
33 .87 235,696 0 .20 0 .20 2 .60 5
f
( 6 .61 ) 201,339 0 .20 0 .20 2 .26 4
11 .06 240,884 0 .21 0 .21 3 .18 10
( 7 .18 ) 215,656 0 .21 0 .21 2 .80 4
f
24 .37 1,256,574 0 .30
c
0 .30
c
2 .92
c
5
( 23 .20 ) 1,025,583 0 .30 0 .30 2 .86 5
33 .74 1,409,903 0 .30 0 .30 2 .50 5
f
( 6 .73 ) 1,140,317 0 .30 0 .30 2 .20 4
11 .01 1,175,682 0 .31 0 .31 3 .09 10
( 7 .29 ) 965,816 0 .31 0 .31 2 .78 4
f
24 .50 8,545,820 0 .05
c
0.00
c
3 .23
c
5
( 22 .96 ) 7,066,985 0 .05 0.00 3 .21 5
34 .09 7,359,293 0 .05 0.00 2 .80 5
f
( 6 .40 ) 4,288,389 0 .05 0.00 2 .53 4
11 .30 3,612,733 0 .06 0.00 3 .42 10
( 7 .92 ) 2,478,430 0 .06
c
0.00
c
1 .15
c
4
f

Notes to Financial Statements
(unaudited)
1. Organization
TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission
(“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
The following are the TIAA-CREF Funds included in this report: Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index
Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, and the International Equity Index Fund
(collectively the “Funds” or individually, the “Fund”).
Current Fiscal Period:  The end of the reporting period for the Funds is April 30, 2023, and the period covered by these Notes to
Financial Statements is the six months ended April 30, 2023 (the "current fiscal period").
Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America
(“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.
The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen
Securities”), which is a wholly owned indirect subsidiary of TIAA.
The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer
Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The  Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The  net asset value  (“NAV”) for financial reporting purposes may differ from the  NAV for processing transactions.
The  NAV for financial reporting purposes includes security and  shareholder transactions through the date of the report. Total return is computed based on the  NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds .
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss)” on the Statement of
Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Net change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of
Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of
Operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
New Accounting Pronouncement:  In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value
Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance.
Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Notes to Financial Statements
(unaudited) (continued)

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Equity Index
Common stocks $35,528,992,044 $— $574,038 $35,529,566,082
Rights/Warrants — — 276 276
Short-term investments 129,018,000 158,574,271 — 287,592,271
Futures contracts* 1,714,863 — — 1,714,863
Total $35,659,724,907 $158,574,271 $574,314 $35,818,873,492
1 1 1 1 1
Large-Cap Growth Index
Common stocks $9,840,574,346 $— $— $9,840,574,346
Short-term investments 5,565,817 — — 5,565,817
Total $9,846,140,163 $— $— $9,846,140,163
1 1 1 1 1
Large-Cap Value Index
Common stocks $8,181,961,070 $— $106,100 $8,182,067,170
Short-term investments 14,655,393 5,420,000 — 20,075,393
Total $8,196,616,463 $5,420,000 $106,100 $8,202,142,563
1 1 1 1 1
S&P 500 Index
Common stocks $7,463,469,678 $— $— $7,463,469,678
Short-term investments 210,274 36,210,807 — 36,421,081
Futures contracts* 324,060 — — 324,060
Total $7,464,004,012 $36,210,807 $— $7,500,214,819
1 1 1 1 1
Small-Cap Blend Index
Common stocks $3,107,111,850 $— $622,713 $3,107,734,563
Rights/Warrants 79 — 561 640
Short-term investments 102,839,232 20,380,000 — 123,219,232
Futures contracts* 22,225 — — 22,225
Total $3,209,973,386 $20,380,000 $623,274 $3,230,976,660
1 1 1 1 1

4. Investments
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of the end of the reporting period, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the reporting period, the total value of securities on loan and the total value of collateral received were as follows:
Purchases and Sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the current fiscal period, were as follows:
Fund Level 1 Level 2 Level 3 Total
Emerging Markets Equity Index
Corporate bonds $— $19,686 $— $19,686
Common stocks 587,458,101 4,650,432,084 481,496 5,238,371,681
Rights/Warrants 9,000 — — 9,000
Short-term investments 6,596,856 15,922,567 — 22,519,423
Futures contracts* 179,286 — — 179,286
Total $594,243,243 $4,666,374,337 $481,496 $5,261,099,076
1 1 1 1 1
International Equity Index
Common stocks $118,627,343 $20,614,671,710 $— $20,733,299,053
Short-term investments 287,756,038 159,740,391 — 447,496,429
Futures contracts* 1,054,886 — — 1,054,886
Total $407,438,267 $20,774,412,101 $— $21,181,850,368
1 1 1 1 1
* Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments
Aggregate Value of
Securities on Loan
Fund
Equity
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received
Total Collateral
Received
Equity Index $177,046,958 $129,018,000 $56,043,208 $185,061,208
Large-Cap Growth Index 10,970,802 5,565,817 5,856,549 11,422,366
Large-Cap Value Index 24,841,116 14,655,393 11,326,556 25,981,949
S&P 500 Index 1,998,312 210,274 1,980,905 2,191,179
Small-Cap Blend Index 131,811,738 102,839,232 35,320,456 138,159,688
Emerging Markets Equity Index 68,607,836 6,596,856 66,987,356 73,584,212
International Equity Index 479,606,819 287,756,038 222,092,340 509,848,378
*May include cash and investment of cash collateral.

Notes to Financial Statements
(unaudited) (continued)

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-
delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have segregated securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If the Funds have when-issued/
delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of
Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables.
At the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of
Assets and Liabilities as follows:
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's
Portfolio of investments. The Statements of assets and liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
4.1
Equity Index $ 2,267,984,501 $ 374,105,556
4.2
Large-Cap Growth Index 978,689,749 996,908,049
4.3
Large-Cap Value Index 566,456,401 603,199,359
4.4
S&P 500 Index 240,854,458 91,513,079
4.5
Small-Cap Blend Index 242,021,849 281,245,887
4.6
Emerging Markets Equity Index 384,868,106 304,159,739
4.7
International Equity Index 1,550,832,375 971,600,875
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Equity Index Fund
Futures contracts Equity Unrealized appreciation
on futures contracts
*
$ 1,714,863 - $ –
1 1 1 1 1 1 1 1
S&P 500 Index Fund
Futures contracts Equity Unrealized appreciation
on futures contracts
*
324,060 - –
1 1 1 1 1 1 1 1
Small-Cap Blend Index Fund
Futures contracts Equity Unrealized appreciation
on futures contracts
*
22,225 - –
1 1 1 1 1 1 1 1
Emerging Markets Equity Index Fund
Futures contracts Equity Unrealized appreciation
on futures contracts
*
179,286 - –
1 1 1 1 1 1 1 1
International Equity Index Fund
Futures contracts Equity Unrealized appreciation
on futures contracts
*
1,054,886 - –
1 1 1 1 1 1 1 1
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
4.1
Equity Index Fund
Futures contracts Equity $ 4,539,030 $ (461,841)
4.4
S&P 500 Index Fund
Futures contracts Equity 3,254,912 (1,494,956)
4.5
Small-Cap Blend Index Fund
Futures contracts Equity (456,674) (1,179,207)
4.6
Emerging Markets Equity Index Fund
Futures contracts Equity 13,826,601 2,047,342
4.7
International Equity Index Fund
Futures contracts Equity 46,405,698 (3,469,415)

Futures Contracts:  Certain Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity and bond markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Fund Average Notional Amount of Futures Contracts Outstanding*
4.1
Equity Index $ 113,916,666
4.4
S&P 500 Index 54,400,851
4.5
Small-Cap Blend Index 19,578,365
4.6
Emerging Markets Equity Index 48,113,437
4.7
International Equity Index 219,126,897
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Six Months Ended
4/30/23
Year Ended
10/31/22
4.1
Equity Index Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 15,702,633 $ 438,548,443 78,129,383 $ 2,369,122,759
Advisor Class 34,566 984,749 533,419 18,170,974
Premier Class 54,642 1,541,884 442,800 13,275,587
Retirement Class 567,386 16,258,760 1,086,900 33,859,185
Retail Class 842,394 24,292,254 2,281,184 71,726,041
Class W 81,944,716 2,320,575,783 158,535,172 4,679,531,286
Total subscriptions 99,146,337 2,802,201,873 241,008,858 7,185,685,832
Reinvestments of distributions:
Institutional Class 7,418,805 206,094,393 7,600,524 256,669,697
Advisor Class 6,504 180,817 17,667 596,977
Premier Class 31,521 873,771 40,785 1,374,868
Retirement Class 341,368 9,640,250 442,422 15,183,932
Retail Class 616,108 17,460,490 740,415 25,499,871
Class W 12,820,715 356,159,463 12,840,407 433,748,939
Total reinvestments of distributions 21,235,021 590,409,184 21,682,220 733,074,284
Redemptions:
Institutional Class (14,108,551) (397,492,946) (30,359,541) (937,348,147)
Advisor Class (42,693) (1,208,229) (558,269) (17,168,844)
Premier Class (244,091) (7,044,654) (611,608) (19,355,035)
Retirement Class (1,226,237) (35,364,164) (2,743,318) (85,890,255)
Retail Class (1,740,679) (50,471,989) (2,694,857) (83,137,400)
Class W (62,183,317) (1,750,949,640) (81,550,180) (2,516,908,903)
Total redemptions (79,545,568) (2,242,531,622) (118,517,773) (3,659,808,584)
Net increase (decrease) from shareholder transactions 40,835,790 $ 1,150,079,435 144,173,305 $ 4,258,951,532

Notes to Financial Statements
(unaudited) (continued)

Six Months Ended
4/30/23
Year Ended
10/31/22
4.2
Large-Cap Growth Index Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 28,962,574 $ 1,152,009,531 52,747,383 $ 2,534,157,660
Advisor Class 681,071 26,001,033 1,332,736 61,988,048
Retirement Class 942,559 38,829,389 1,333,997 64,959,102
Class W 357,678 14,086,436 315,540 13,646,095
Total subscriptions 30,943,882 1,230,926,389 55,729,656 2,674,750,905
Reinvestments of distributions:
Institutional Class 16,557,648 639,456,362 11,641,762 672,078,897
Advisor Class 149,498 5,766,150 116,722 6,730,167
Retirement Class 1,787,823 69,725,079 1,481,451 86,250,105
Class W 80,404 2,957,273 66,234 3,658,788
Total reinvestments of distributions 18,575,373 717,904,864 13,306,169 768,717,957
Redemptions:
Institutional Class (27,187,547) (1,087,096,222) (41,256,398) (2,084,977,276)
Advisor Class (799,982) (33,987,190) (795,218) (39,705,640)
Retirement Class (1,405,213) (57,088,594) (2,693,723) (133,892,622)
Class W (56,371) (2,197,107) (26,176,096) (1,628,646,730)
Total redemptions (29,449,113) (1,180,369,113) (70,921,435) (3,887,222,268)
Net increase (decrease) from shareholder transactions 20,070,142 $ 768,462,140 (1,885,610) $ (443,753,406)
Six Months Ended
4/30/23
Year Ended
10/31/22
4.3
Large-Cap Value Index Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 25,713,118 $ 571,623,575 37,370,949 $ 869,322,559
Advisor Class 947,469 20,849,674 1,164,664 27,593,235
Retirement Class 2,480,288 56,187,048 5,896,557 143,528,174
Class W 307,316 6,856,884 494,486 11,154,788
Total subscriptions 29,448,191 655,517,181 44,926,656 1,051,598,756
Reinvestments of distributions:
Institutional Class 11,166,063 244,090,149 9,773,885 234,573,225
Advisor Class 11,388 249,403 23,192 555,912
Retirement Class 2,264,200 50,536,935 1,827,380 44,734,272
Class W 76,228 1,666,335 57,448 1,378,187
Total reinvestments of distributions 13,517,879 296,542,822 11,681,905 281,241,596
Redemptions:
Institutional Class (29,906,196) (664,366,419) (56,704,292) (1,323,182,983)
Advisor Class (591,190) (13,683,392) (1,032,920) (23,938,694)
Retirement Class (1,963,162) (44,854,635) (3,864,630) (91,073,631)
Class W (272,889) (6,038,670) (389,081) (9,051,285)
Total redemptions (32,733,437) (728,943,116) (61,990,923) (1,447,246,593)
Net increase (decrease) from shareholder transactions 10,232,633 $ 223,116,887 (5,382,362) $ (114,406,241)
Six Months Ended
4/30/23
Year Ended
10/31/22
4.4
S&P 500 Index Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 7,703,241 $ 337,759,068 16,699,412 $ 778,599,313
Advisor Class 563,351 24,553,191 864,558 40,655,923
Retirement Class 4,014,744 174,606,821 4,408,706 202,019,442
Class W 133,829 5,902,547 139,607 6,234,176
Total subscriptions 12,415,165 542,821,627 22,112,283 1,027,508,854
Reinvestments of distributions:
Institutional Class 2,076,962 89,039,362 2,129,649 109,613,033
Advisor Class 49,294 2,110,260 43,546 2,238,268
Retirement Class 691,321 29,436,459 653,035 33,383,169
Class W 9,363 401,305 8,407 432,615
Total reinvestments of distributions 2,826,940 120,987,386 2,834,637 145,667,085
Redemptions:
Institutional Class (8,844,603) (385,646,284) (27,227,637) (1,307,082,778)
Advisor Class (473,032) (20,572,305) (858,802) (39,942,377)
Retirement Class (1,284,472) (56,156,523) (4,646,288) (216,344,001)
Class W (33,855) (1,479,141) (126,836) (5,933,607)
Total redemptions (10,635,962) (463,854,253) (32,859,563) (1,569,302,763)
Net increase (decrease) from shareholder transactions 4,606,143 $ 199,954,760 (7,912,643) $ (396,126,824)

Six Months Ended
4/30/23
Year Ended
10/31/22
4.5
Small-Cap Blend Index Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 14,987,145 $ 312,687,493 21,043,441 $ 468,367,024
Advisor Class 64,511 1,339,893 320,919 8,093,401
Retirement Class 273,806 5,762,336 583,237 13,580,601
Total subscriptions 15,325,462 319,789,722 21,947,597 490,041,026
Reinvestments of distributions:
Institutional Class 2,275,172 46,459,018 11,012,341 277,841,379
Advisor Class 10,150 207,051 53,564 1,349,807
Retirement Class 553,180 11,362,316 3,316,091 84,129,222
Total reinvestments of distributions 2,838,502 58,028,385 14,381,996 363,320,408
Redemptions:
Institutional Class (15,211,514) (318,688,197) (37,126,947) (821,110,549)
Advisor Class (79,256) (1,650,656) (278,545) (6,166,229)
Retirement Class (3,021,903) (63,569,737) (7,495,204) (170,474,163)
Total redemptions (18,312,673) (383,908,590) (44,900,696) (997,750,941)
Net increase (decrease) from shareholder transactions (148,709) $ (6,090,483) (8,571,103) $ (144,389,507)
Six Months Ended
4/30/23
Year Ended
10/31/22
4.6
Emerging Markets Equity Index Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 12,739,030 $ 128,566,484 34,158,831 $ 380,688,945
Advisor Class 81,344 803,824 1,111,777 12,033,740
Premier Class 555,098 5,617,553 692,614 7,523,771
Retirement Class 5,323,318 53,771,428 7,019,234 78,690,153
Retail Class 461,080 4,465,770 846,910 9,776,419
Class W 38,992,959 391,286,283 110,291,585 1,221,105,988
Total subscriptions 58,152,829 584,511,342 154,120,951 1,709,819,016
Reinvestments of distributions:
Institutional Class 2,848,705 28,430,078 2,005,694 25,512,424
Advisor Class 7,619 76,341 8,768 111,880
Premier Class 60,066 598,262 45,061 571,821
Retirement Class 1,123,689 11,169,469 860,612 10,903,950
Retail Class 36,073 359,283 32,869 417,108
Class W 8,800,101 87,913,014 6,525,345 83,067,648
Total reinvestments of distributions 12,876,253 128,546,447 9,478,349 120,584,831
Redemptions:
Institutional Class (20,512,117) (207,590,109) (11,075,026) (122,934,038)
Advisor Class (587,358) (5,804,700) (673,308) (7,307,306)
Premier Class (487,692) (5,012,417) (415,930) (4,543,040)
Retirement Class (755,129) (7,677,420) (723,921) (8,233,923)
Retail Class (547,625) (5,322,593) (851,890) (9,957,974)
Class W (40,721,909) (417,834,926) (30,465,134) (349,589,735)
Total redemptions (63,611,830) (649,242,165) (44,205,209) (502,566,016)
Net increase (decrease) from shareholder transactions 7,417,252 $ 63,815,624 119,394,091 $ 1,327,837,831
Six Months Ended
4/30/23
Year Ended
10/31/22
4.7
International Equity Index Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 35,965,912 $ 724,969,972 78,011,912 $ 1,551,243,650
Advisor Class 34,993,284 720,804,707 1,848,016 36,955,617
Premier Class 611,412 12,365,459 1,538,185 31,009,788
Retirement Class 2,021,233 41,414,089 3,714,077 75,744,533
Class W 35,087,541 701,601,748 104,484,644 2,071,159,886
Total subscriptions 108,679,382 2,201,155,975 189,596,834 3,766,113,474
Reinvestments of distributions:
Institutional Class 12,786,593 247,036,988 12,443,445 280,101,957
Advisor Class 199,277 3,846,056 199,207 4,480,152
Premier Class 206,074 3,975,163 234,099 5,262,544
Retirement Class 1,385,953 27,469,586 1,598,549 36,894,510
Class W 10,909,283 210,876,436 10,180,885 229,171,714
Total reinvestments of distributions 25,487,180 493,204,229 24,656,185 555,910,877
Redemptions:
Institutional Class (46,494,986) (929,215,687) (30,408,791) (631,430,288)
Advisor Class (2,506,203) (50,650,187) (998,584) (19,992,859)
Premier Class (585,643) (11,690,460) (3,944,841) (88,620,537)
Retirement Class (2,856,334) (58,573,660) (6,896,911) (149,421,168)
Class W (46,525,985) (939,081,047) (25,605,321) (528,645,411)
Total redemptions (98,969,151) (1,989,211,041) (67,854,448) (1,418,110,263)
Net increase (decrease) from shareholder transactions 35,197,411 $ 705,149,163 146,398,571 $ 2,903,914,088

Notes to Financial Statements
(unaudited) (continued)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
In certain circumstances, a fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-
kind redemption). For federal income tax purposes, the gain is not taxable and therefore will not be distributed to shareholders. The gain was reclassified from total distributable earnings (loss) to paid-in-capital in the Statement of Assets and Liabilities.
As of the end of the reporting period, the Funds received the following amounts from net capital gains and in-kind redemptions transactions:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
4.1
Equity Index $20,872,783,309 $16,450,780,808 $(1,504,690,625) $14,946,090,183
4.2
Large-Cap Growth Index 4,586,445,905 5,517,060,792 (257,366,534) 5,259,694,258
4.3
Large-Cap Value Index 6,169,150,392 2,534,597,075 (501,604,904) 2,032,992,171
4.4
S&P 500 Index 3,489,498,544 4,253,363,378 (242,647,103) 4,010,716,275
4.5
Small-Cap Blend Index 2,698,460,967 1,105,677,408 (573,161,715) 532,515,693
4.6
Emerging Markets Equity Index 5,000,515,899 894,029,499 (633,446,322) 260,583,177
4.7
International Equity Index 18,001,266,750 4,713,771,381 (1,533,187,763) 3,180,583,618
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
4.1
Equity Index $396,547,441 $79,482,822 $13,599,336,457 $– $– $(753,814) $14,074,612,906
4.2
Large-Cap Growth Index 65,089,036 770,138,335 4,238,465,067 – – (221,073) 5,073,471,365
4.3
Large-Cap Value Index 182,202,557 126,051,146 1,784,095,749 – – (226,338) 2,092,123,114
4.4
S&P 500 Index 83,304,229 17,047,909 3,464,613,842 – – (241,264) 3,564,724,716
4.5
Small-Cap Blend Index 32,678,468 11,115,154 624,892,035 – – (119,409) 668,566,248
4.6
Emerging Markets Equity Index 113,462,711 – (587,265,375) (558,551,209) – (88,158) (1,032,442,031)
4.7
International Equity Index 444,801,956 – (696,444,322) (592,112,923) – (490,412) (844,245,701)
Fund Short-Term Long-Term Total
4.1
Equity Index $ – $ – $ –
4.2
Large-Cap Growth Index – – –
4.3
Large-Cap Value Index – – –
4.4
S&P 500 Index – – –
4.5
Small-Cap Blend Index – – –
4.6
Emerging Markets Equity Index 164,397,398 394,153,811 558,551,209
4.7
International Equity Index 193,210,655 398,902,268 592,112,923

8. Investment Adviser and Other Transactions with Affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the
Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the reporting period, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
Prior to March 1, 2023, the investment management fee and maximum expense amounts (after waivers and reimbursements) were equal to the following noted annual percentage of average daily net assets for each class:
Fund Net Capital Gains In-Kind Redemptions
4.1
Equity Index $ 858,703,350 $ 1,140,507,905
Investment
Management Fee-
Effective Rate Maximum Expense Amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
4.1
Equity Index 0 .040% 0 .090% 0 .240% 0 .240% 0 .340% 0 .440% 0 .090%
4.2
Large-Cap Growth Index 0 .040 0 .090 0 .240 – 0 .340 – 0 .090
4.3
Large-Cap Value Index 0 .040 0 .090 0 .240 – 0 .340 – 0 .090
4.4
S&P 500 Index 0 .040 0 .090 0 .240 – 0 .340 – 0 .090
4.5
Small-Cap Blend Index 0 .040 0 .090 0 .240 – 0 .340 – –
4.6
Emerging Markets Equity Index 0 .100 0 .210 0 .360 0 .360 0 .460 0 .560 0 .210
4.7
International Equity Index 0 .040 0 .150 0 .300 0 .300 0 .400 – 0 .150
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 29, 2024. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management
Fee-Effective
Rate Maximum Expense Amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
4.1
Equity Index 0 .040% 0 .090% 0 .240% 0 .240% 0 .340% 0 .480% 0 .090%
4.6
Emerging Markets Equity Index 0 .100% 0 .210 0 .360 0 .360 0 .460 0 .600 0 .210
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.

Notes to Financial Statements
(unaudited) (continued)

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.
The following is the percentage of the Funds’ shares owned by TIAA Access and other funds within the Trust as of the end of the reporting period:
9. Emerging Markets Risks
The Emerging Markets Equity Index Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
10. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current reporting period, there were no inter-fund borrowing or lending transactions.
11. Line of Credit
The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 14, 2022 expiring on June 13, 2023, replacing the previous facility, which expired June 2022. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Funds during the current fiscal period.
Fund Purchases Sales Realized Gain (Loss)
Equity Index $ 137,798,752 $ 10,251,879 $ (190,869)
Large-Cap Growth Index 97,596,546 14,167,137 837,217
Large-Cap Value Index 15,695,489 992,895 135,518
S&P 500 Index 62,924,568 3,197,019 (82,514)
Small-Cap Blend Index 7,048,581 2,101,285 (1,906)
Emerging Markets Equity Index 8,593,165 2,206,814 (1,029,035)
International Equity Index 45,082,123 1,238,128 (3,226,520)
Underlying Fund
TIAA-CREF
Lifecycle Funds
TIAA-CREF
Lifecycle Index
Funds
TIAA-CREF
Lifestyle Funds
TIAA-CREF
Managed
Allocation Fund TIAA Access Total
4.1
Equity Index 4% 38% 17% – % 1% 60%
4.2
Large-Cap Growth Index – – – – 5 5
4.3
Large-Cap Value Index – – – – 8 8
4.4
S&P 500 Index – – – – 11 11
4.5
Small-Cap Blend Index – – – – 18 18
4.6
Emerging Markets Equity Index 33 41 1 1 1 77
4.7
International Equity Index 28 8 1 1 5 43

Additional Fund Information
Portfolio holdings
The TIAA-CREF Funds file complete portfolio listings with the Securities and Exchange Commission (SEC), and they are available to the public.
You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-PORT or Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730
Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

Approval of Investment Management Agreement
{Unaudited}
Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds
The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust, on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series covered by this Report (the “Funds”).
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the
1940 Act. Rather, they are all deemed to be independent Trustees.
Overview of the renewal process
The Board held an in-person meeting on March 10, 2023, in order to consider the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board described further below.
As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the
Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the
Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.
Among other matters, the Operations Committee or certain of its designated members, following consultations with representatives of Advisors, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board
Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.
Based on guidance provided by the Operations Committee or certain of its designated members, on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies (except for brokerage commission costs and portfolio turnover rates) and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the
Board considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the
Institutional Class as the base class for comparison purposes.
Among other matters, the Board also considered information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

Legal counsel for the Trustees also requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, the information that was provided for consideration included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any contractual fee rate, fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to
Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by
Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Trustees); and
(9) draft narrative explanations to be included in the shareholder reports of reasons why the Board should renew the Agreement. The
Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. The Board also considered information concerning the extent to which Advisors currently waives the management fee and other expenses for Class W shares of the Funds which are paid instead by funds of funds that invest in Class W shares, including an annual certification from Advisors that the waiver does not and will not result in any cross-subsidization of Class W shares by the
Funds’ other share classes.
On March 2, 2023, the Board held a virtual meeting via videoconference with legal counsel to the Trustees to discuss Advisors’
materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors.
Subsequently, at the March 10, 2023 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.
In considering whether to renew the Agreement with respect to each Fund, the Board considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3)
the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as, if applicable, through management fee breakpoints; (7) comparisons, if applicable, of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits identified by Advisors derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.
In addition to the March 10, 2023 meeting that included Advisors’ personnel, the Trustees met in executive sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section
15(c) of the 1940 Act and certain other legal authorities.
While the contract renewal process included a series of discussions and meetings leading up to the March 10, 2023 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is an ongoing process. The Board, as well as its Committees, considered reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the
Board and its Investment Committee and its other Committees receive and consider, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.
The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-
Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 10, 2023, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors that the Board considered with respect to each Fund.

Approval of Investment Management Agreement
(continued)
{Unaudited}
The nature, extent and quality of services
The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement
Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including conducting research, identifying investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of each
Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that
Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.
The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the
Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.
During its review, the Board noted its ongoing review of the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services. Based on all factors considered, the Board concluded that the nature, extent, and quality of services provided by Advisors to each Fund under the
Agreement was reasonable.
Investment performance
The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The
Board considered each Fund’s performance as compared to its benchmark index or other comparative information deemed relevant by management and/or the Board. The Board also reviewed the three-year performance of the Funds before any reductions for fees and expenses. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation, as applicable, on each Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.
The Board considered, in those cases in which a Fund had performed materially differently from its benchmark based on a Board-
established threshold, the factors identified by Advisors that contributed to such difference and any remedial measures being undertaken, or planned to be taken, by Advisors. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.
Cost and profitability
The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2022. The
Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board considered that Advisors had calculated that it earned profits with respect to each of the Funds under the Agreement for the one-year period ended December 31, 2022. The Board acknowledged Advisors’ commitment to contractually reduce the Emerging Markets Equity
Index Fund’s management fee by 0.02% starting August 1, 2022. The Board also acknowledged Advisors’ commitment to reimburse
Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. Based upon the information provided by Advisors with respect to Advisors’ profitability under the Agreement for each Fund in 2022, the Board concluded that those profits were reasonable in light of various relevant factors.

Fees charged by other advisers
The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the
Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this regard, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of similar mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Funds’ data were derived.
Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.
Economies of scale
The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to each Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. The Board also considered the contractual fee reduction agreed to by Advisors, as noted above. Based on all factors considered, the Board concluded that the
Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.
Fee and performance comparisons with other Advisors clients
The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies that may have similar investment strategies as certain of the Funds. The Board considered the management fee rates and the performance of such investment companies. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies.
The Board also considered Advisors’ representation that, while the management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and accounts, this may be due in part to the fact that these other funds and accounts may: (1) involve less entrepreneurial risk on the part of Advisors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; and/or (5) target different investors. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by Advisors to its comparable clients.
Other benefits
The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Funds to Advisors or its affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Funds share investment resources and/or personnel with other clients of Advisors and the ability to incubate strategies within one or more Funds that could be subsequently utilized to manage other non-Fund products. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and 529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs. The Board concluded that other benefits to Advisors and its affiliates arising from the Agreement were reasonable in light of various relevant factors.

Approval of Investment Management Agreement
(continued)
{Unaudited}
Fund-by-fund synopsis of factors
The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class of each Fund. Because the Institutional Class generally has lower non-
management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. References to “adjusted” gross performance means the performance of a Fund without any reductions for fees or expenses, including the effect of net asset value rounding and excluding the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation, as applicable. All time periods referenced below are ended December 31, 2022. Under the Morningstar rating system, an Overall Morningstar Rating of
5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December
31, 2022. For reference, one basis point equals 0.01%. Statements below regarding “net profit” refer to Advisors’ calculation that it earned a profit for the services that it rendered to a Fund during 2022 under the Agreement.
Equity Index Fund
The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate ranked 2 out of 5 funds, 3 out of 5 funds and 3 out of 5 funds within the group of comparable funds selected by Broadridge for expense comparison purposes
(“Expense Group”), respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of the universe of comparable funds selected by Broadridge for expense comparison purposes
(“Expense Universe”).
For the three-year period, the Fund’s adjusted annualized gross performance as compared to its benchmark, the Russell 3000®
Index, differed by +3 basis points.
The Fund received an Overall Morningstar Rating of 3 stars.
Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.
Large-Cap Growth Index Fund
The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 3rd and
1st quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 2nd and 1st quintiles of its Expense Universe, respectively.
For the three-year period, the Fund’s adjusted annualized gross performance was the same as compared to its benchmark, the
Russell 1000® Growth Index.
The Fund received an Overall Morningstar Rating of 5 stars.
Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.
Large-Cap Value Index Fund
The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate ranked 2 out of 5 funds, 3 out of 5 funds and 3 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate each were in the 1st quintile of its Expense Universe.
For the three-year period, the Fund’s adjusted annualized gross performance as compared to its benchmark, the Russell 1000®
Value Index, differed by +4 basis point.
The Fund received an Overall Morningstar Rating of 3 stars.
Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.
S&P 500 Index Fund
The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 2nd and
1st quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Universe.

For the three-year period, the Fund’s adjusted annualized gross performance as compared to its benchmark, the S&P 500® Index, differed by +1 basis point.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.
Small-Cap Blend Index Fund
The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 2nd and
1st quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 2nd and 1st quintiles of its Expense Universe, respectively.
For the three-year period, the Fund’s adjusted annualized gross performance as compared to its benchmark, the Russell 2000®
Index, differed by +7 basis points.
The Fund received an Overall Morningstar Rating of 3 stars.
Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.
Emerging Markets Equity Index Fund
Effective August 1, 2022, the Fund’s contractual management fee rate was reduced to 0.10% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 3rd quintile of its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 2nd quintile of its Expense Universe.
For the three-year period, the Fund’s adjusted annualized gross performance as compared to its benchmark, the MSCI Emerging
Markets Index, differed by -21 basis points.
The Fund received an Overall Morningstar Rating of 3 stars.
Advisors calculated that it earned a net profit with respect to its services to the Fund for the one year-period.
International Equity Index Fund
The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate each ranked 2 out of 5 funds within its Expense Group and were each in the 1st quintile of its Expense Universe.
For the three-year period, the Fund’s adjusted annualized performance as compared to its benchmark, the MSCI EAFE Index, differed by -7 basis points.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.
________________
Based primarily on the foregoing factors and conclusions, the Board renewed the Agreement for each Fund.

Liquidity Risk Management Program

(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the
Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Funds’ liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the
“LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel
from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.
At a February 14, 2023 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022 (the
“Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii)
holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-
specific considerations, as well as market depth, and utilize third-party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each
Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment
Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits the Funds’ investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

Additional Information About Index Providers
(Unaudited)

Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023. FTSE
Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Standard & Poor's Index
The S&P 500® Index is a product  of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the S&P 500 Index Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s
Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings
LLC (“Dow Jones”). It is not possible to invest directly in an index. The fund is not sponsored, endorsed, sold or promoted by SPDJI,
Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general market performance.
Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the fund with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of
S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the fund. S&P Dow Jones Indices has no obligation to take the needs of the fund or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the fund or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY
COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT
BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS
ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY
FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES
BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF
THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS
OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUND, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties
(including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI
Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

How to Reach Us
©2023 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
Websites
TIAA.org
nuveen.com
Automated telephone service
800-842-2252
24 hours a day, 7 days a week
For the hearing- or speech-impaired
800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for the Institutional,
Advisor, Premier, and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers.
Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute
securities products.
This material is for informational or educational purposes
only and does not constitute fiduciary investment advice
under ERISA, a securities recommendation under all
securities laws, or an insurance product recommendation
under state insurance laws or regulations. This material
does not take into account any specific objectives or
circumstances of any particular investor, or suggest any
specific course of action. Investment decisions should
be made based on an investor’s own objectives and
circumstances.

2869057
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A12455 (6/23)

Fixed-Income Funds
TIAA-CREF International
Semi-annual
Report
TIAA-CREF
Funds
April 30, 2023
This semi-annual report contains the Funds' unaudited financial statements.
Fund Name
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
–
TIAA-CREF International Bond Fund TIBWX TIBNX TIBLX TIBVX TIBEX TIBUX
6.1
TIAA-CREF Emerging Markets Debt Fund TEDNX TEDHX TEDPX TEDTX TEDLX TEDVX

Letter to Investors 3
Important Notices 5
About the Funds’ Benchmarks 6
Fund Performance 7
Expense Examples 9
Portfolios of Investments 11
Statement of Assets and Liabilities 38
Statement of Operations 40
Statement of Changes in Net Assets 41
Financial Highlights 42
Notes to Financial Statements 46
Approval of Investment Management Agreement 55
Liquidity Risk Management Program 60
Additional Fund Information 61
How to Reach Us Inside Back Cover

3
Letter to Investors
Brad Finkle
International fixed-income securities produced gains for the six months ended April
30, 2023. Foreign investment-grade fixed-rate bonds and emerging-markets debt both advanced, while global central banks continued to tighten their monetary policies in an effort to curb inflation. For the six months:
Emerging-markets debt securities gained 10.5%, as measured by the J.P.
Morgan Emerging Markets Bond Index (EMBI) Global Diversified. Please see
page 5 for benchmark definitions.
International investment-grade fixed-rate bonds hedged to the U.S. dollar returned 3.0%, as measured by the Bloomberg Global Aggregate Ex-USD Index
(Hedged).
The TIAA-CREF Emerging Markets Debt Fund (Institutional Class) gained 11.3%, surpassing its benchmark. The TIAA-CREF International Bond Fund (Institutional
Class) advanced 4.6% and outperformed its benchmark.
Emerging-markets debt securities got off to a strong start amid softening inflation data and a weaker U.S. dollar. However, emerging-markets bonds gave back a modest portion of their gains over the final three months of the period as volatility increased due to banking sector concerns.
International investment-grade bonds were boosted early in the period by a more favorable U.S. inflation report, which opened the door for the Federal Reserve to slow its pace of tightening. The economy of the 19-nation euro area grew, although the rate of expansion slowed during the period. The European Central
Bank raised its suite of benchmark interest rates multiple times during the period.
The Bank of England increased its benchmark rate to 4.25%.
Foreign bonds posted mixed results versus U.S. bonds
For the six months, foreign bonds generated mixed results when compared with the performance of U.S. bonds. Emerging-markets debt outpaced the 5.8%
advance of U.S. high-yield bonds, as measured by the ICE BofA BB-B U.S. Cash
Pay High Yield Constrained Index. International investment-grade securities lagged the 6.9% gain of U.S. investment-grade fixed-rate bonds, as measured by the
Bloomberg U.S. Aggregate Bond Index.
Investing with future goals in mind
Long-term investing is a marathon, not a sprint, with many risks and opportunities along the way. Today, investors are focused on inflation, higher interest rates and pressure in the banking industry. However, a host of other economic data will likely be in the spotlight tomorrow. Since financial markets around the world are often difficult to forecast, a well-diversified portfolio that includes international fixed-
income securities may help to balance risks and opportunities more effectively, allowing investors to achieve their long-term financial goals. As such, we believe that including foreign debt securities within a professionally managed mutual fund can provide investors with a prudent way to enhance their investment portfolios.
Keep in mind that while diversification can help reduce volatility, it does not provide a guarantee against market losses.

Letter to Investors
(continued)
4
If you have any questions about your investment in the TIAA-CREF International Fixed-Income Funds, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We would be happy to help you.
Brad Finkle
Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds

Important Notices
5
For Shareholders of
Emerging Markets Debt Fund
International Bond Fund
Portfolio Manager Commentaries in Semi-annual Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s October 31, 2022 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Fund Performance section within this report.

About the Funds’ Benchmarks
6
Emerging Markets Debt Fund
J.P. Morgan Emerging Markets Bond Index Global Diversified (EMBI-GD Index): An unmanaged, market-capitalization-
weighted, total-return index tracking the traded market for U.S.-dollar-denominated Brady bonds, Eurobonds and other debt instruments issued by sovereign and quasi-sovereign entities. The index limits the weights of those index countries with larger debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding.
International Bond Fund
Bloomberg Global Aggregate Ex-USD Index (Hedged): An unmanaged, global, investment-grade fixed-rate bond market index, including treasury, government-related, corporate and securitized fixed-rate bonds from both developed- and emerging-markets issuers, in 24 local currencies. Securities are SEC registered, taxable, non-dollar denominated and must have a minimum maturity of one year. Securities must be rated investment grade using the middle rating of Moody’s, S&P and Fitch after dropping the highest and lowest available ratings.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not guarantee its completeness or accuracy. The J.P. Morgan Emerging Markets Bond Index
(EMBI) Global Diversified (EMBI-GD Index) is used with permission. The EMBI-GD Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright
2023, J.P. Morgan Chase & Co. All rights reserved.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or
Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Emerging Markets Debt Fund
7
Performance as of April 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition
Holdings by country
Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the J.P
Morgan methodology, which uses the middle rating
of the S&P, Moody's and Fitch ratings to determine an
instrument's rating category. When a rating from only two
agencies is available, the lower is used; when only one
agency rates a bond, that rating is used.
Total return Average annual total return Annual operating expenses
*
Emerging Markets Debt Fund
Inception date 6 months 1 year 5 years since inception gross net
Institutional Class 9/26/14 11 .30% - 0 .96% 0 .76% 2 .64% 0 .62% 0 .62%
Advisor Class 12/4/15 11 .22 - 1 .16 0 .70 2 .60
†
0 .69 0 .69
Premier Class 9/26/14 11 .21 - 1 .12 0 .61 2 .47 0 .78 0 .78
Retirement Class 9/26/14 11 .05 - 1 .28 0 .53 2 .39 0 .87 0 .87
Retail Class 9/26/14 11 .15 - 1 .25 0 .46 2 .31 0 .93 0 .93
Class W 9/28/18 11 .65 - 0 .33 1 .33
†
2 .98
†
0 .62 0 .00
J.P. Morgan Emerging Markets
Bond Index (EMBI) Global
Diversified – 10 .54 - 0 .89 - 0 .20 1 .78
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
§
Performance is calculated from the inception date of the Institutional Class.
as of 4/30/2023
Net assets $
448.93
million
Portfolio turnover rate
*
10%
Number of issues 308
Option-adjusted duration
‡
6.24 years
Average maturity
§
11.04 years
*
The portfolio turnover rate covers the six-month period
from November 1, 2022–April 30, 2023, and is not
annualized.
‡
Option-adjusted duration estimates how much the
value of a bond portfolio would be affected by a
change in prevailing interest rates, taking into account
the options embedded in the individual securities. The
longer a portfolio’s duration, the more sensitive it is to
changes in interest rates.
§
Average maturity is a simple average of the maturities
of all the bonds in a fund's portfolio. The maturity of a
bond is the amount of time until the bond’s principal
becomes due or payable.
Sector
% of net assets
as of 4/30/2023
Corporate bonds
46.2
Government bonds
46.2
Common stocks
0.9
Structured assets
0.6
Bank loan obligations
0.4
Short-term investments,
other assets & liabilities, net 5.7
Total 100.0
% of portfolio investments
as of 4/30/2023
Mexico 9.1
South Africa 6.2
Brazil 4.4
Turkey 4.1
Chile 3.8
Colombia 3.6
Indonesia 3.4
Dominican Republic 3.4
Israel 3.2
Peru 3.1
56 other nations 49.5
Short-term investments 6.2
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 4/30/2023
Less than 1 year 2.5
1-3 years 6.0
3-5 years 17.0
5-10 years 41.3
Over 10 years 33.2
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 4/30/2023
Aaa/AAA 0.2
A/A 7.6
Baa/BBB 27.6
Ba/BB 32.7
B/B 19.7
Below B/B 6.0
Non-rated 6.2
Total 100.0

International Bond Fund
8
Performance as of April 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Fund profile Portfolio composition
Holdings by country
Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
Total return Average annual total return Annual operating expenses
*
International Bond Fund
Inception date 6 months 1 year 5 years since inception gross net
Institutional Class 8/5/16 4 .64% - 1 .48% 0 .59% 0 .85% 0 .61% 0 .60%
Advisor Class 8/5/16 4 .62 - 1 .50 0 .55 0 .81 0 .71 0 .71
Premier Class 8/5/16 4 .70 - 1 .59 0 .44 0 .71 0 .78 0 .75
Retirement Class 8/5/16 4 .58 - 1 .69 0 .33 0 .60 0 .86 0 .85
Retail Class 8/5/16 4 .54 - 1 .76 0 .23 0 .52 1 .10 0 .95
Class W 9/28/18 5 .06 - 0 .89 1 .14
†
1 .26
†
0 .61 0 .00
Bloomberg Global Aggregate
ex-USD Index (Hedged) – 2 .96 - 1 .00 1 .01 0 .99
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class W that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated
to reflect the actual expenses of Class W. If these actual expenses had been reflected, the performance of Class W shown for these periods would have been different because Class
W has different expenses than the Institutional Class.
§
Performance is calculated from the inception date of the Institutional Class.
as of 4/30/2023
Net assets $
391.26
million
Portfolio turnover rate
*
16%
Number of issues 391
Option-adjusted duration
‡
6.42 years
Average maturity
§
7.87 years
*
The portfolio turnover rate covers the six-month period
from November 1, 2022–April 30, 2023, and is not
annualized.
‡
Option-adjusted duration estimates how much the
value of a bond portfolio would be affected by a
change in prevailing interest rates, taking into account
the options embedded in the individual securities. The
longer a portfolio’s duration, the more sensitive it is to
changes in interest rates.
§
Average maturity is a simple average of the maturities
of all the bonds in a fund's portfolio. The maturity of a
bond is the amount of time until the bond’s principal
becomes due or payable.
Sector
% of net assets
as of 4/30/2023
Government bonds
67.6
Corporate bonds
20.3
Structured assets
4.9
Bank loan obligations
0.3
Short-term investments,
other assets & liabilities, net 6.9
Total 100.0
% of portfolio investments
as of 4/30/2023
United States 12.1
China 10.7
Japan 10.5
Germany 6.5
United Kingdom 5.2
Canada 4.2
France 3.7
Korea, Republic of 3.2
Ireland 2.9
Supranational 2.7
58 other nations 33.2
Short-term investments 5.1
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 4/30/2023
Less than 1 year 7.7
1-3 years 16.0
3-5 years 19.4
5-10 years 33.2
Over 10 years 23.7
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 4/30/2023
Aaa/AAA 15.1
Aa/AA 14.8
A/A 29.9
Baa/BBB 20.9
Ba/BB 8.2
B/B 4.2
Below B/B 0.8
Non-rated 6.1
Total 100.0

9
Expense Examples
All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense examples that appear in this report are intended to help you understand your ongoing costs only
(in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( November 1, 2022 – April 30, 2023 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
6.1
Emerging Markets Debt Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,113.01 $1,112.24 $1,112.10 $1,110.51 $1,111.50 $1,116.53
Expenses incurred during the period*
$3.22 $3.56 $4.12 $4.32 $4.77 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,021.75 $1,021.42 $1,020.89 $1,020.70 $1,020.27 $1,024.78
Expenses incurred during the period*
$3.08 $3.41 $3.94 $4.14 $4.57 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.61% for
Institutional Class, 0.68% for Advisor Class, 0.79% for Premier Class, 0.83% for Retirement Class, 0.91% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense Examples
(continued)
10
–
International Bond Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,046.43 $1,046.15 $1,046.96 $1,045.77 $1,045.40 $1,050.59
Expenses incurred during the period*
$2.99 $3.39 $3.82 $4.26 $4.69 $0.03
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,021.87 $1,021.48 $1,021.06 $1,020.63 $1,020.21 $1,024.77
Expenses incurred during the period*
$2.95 $3.35 $3.78 $4.21 $4.63 $0.03
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.59% for
Institutional Class, 0.67% for Advisor Class, 0.75% for Premier Class, 0.84% for Retirement Class, 0.92% for Retail Class and 0.01% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Portfolio of Investments
(Unaudited)
Emerging Markets Debt Fund April 30, 2023
11
See Notes to Financial Statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 0.4%
CHILE - 0 .4%
$ 1,840,000 i Coral-US Co-Borrower LLC LIBOR 1 M + 3.000% 7 .684% 10/15/29 $ 1,813,982
TOTAL CHILE 1,813,982
TOTAL BANK LOAN OBLIGATIONS 1,813,982
(Cost $1,827,172)
BONDS - 93.0%
CORPORATE BONDS - 46 .2%
ARGENTINA - 0 .3%
1,950,000 g YPF S.A. 6 .950 07/21/27 1,404,083
TOTAL ARGENTINA 1,404,083
AUSTRALIA - 0 .6%
1,725,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 1,557,498
1,500,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 1,323,675
TOTAL AUSTRALIA 2,881,173
BRAZIL - 2 .3%
2,500,000 g B3 S.A.-Brasil Bolsa Balcao 4 .125 09/20/31 2,088,499
2,750,000 g Itau Unibanco Holding S.A. 4 .625 N/A‡ 2,149,950
4,000,000 g,q JSM Global Sarl 4 .750 10/20/30 790,000
527,012 g Odebrecht Oil & Gas Finance Ltd 0 .000 N/A‡ 198
714,000 o,q Oi S.A. 10 .000 07/27/25 53,104
1,500,000 Petrobras Global Finance BV 6 .900 03/19/49 1,385,522
600,000 e Petrobras Global Finance BV 5 .500 06/10/51 474,317
1,613,600 g Rio Oil Finance Trust 8 .200 04/06/28 1,627,315
2,000,000 g Rumo Luxembourg Sarl 4 .200 01/18/32 1,616,920
TOTAL BRAZIL 10,185,825
CHILE - 3 .4%
2,388,168 g Alfa Desarrollo S.p.A 4 .550 09/27/51 1,727,840
2,000,000 g Banco del Estado de Chile 2 .704 01/09/25 1,913,432
2,325,000 g Celulosa Arauco y Constitucion S.A. 5 .150 01/29/50 2,014,393
2,250,000 g Cia Cervecerias Unidas S.A. 3 .350 01/19/32 1,940,625
2,150,000 g Corp Nacional del Cobre de Chile 4 .375 02/05/49 1,813,601
1,675,000 g Corp Nacional del Cobre de Chile 3 .150 01/15/51 1,168,966
2,075,000 g Embotelladora Andina S.A. 3 .950 01/21/50 1,608,556
2,000,000 g Empresa de los Ferrocarriles del Estado 3 .068 08/18/50 1,259,324
1,775,000 g Empresa Nacional del Petroleo 3 .450 09/16/31 1,496,214
350,000 g,h Empresa Nacional del Petroleo 6 .150 05/10/33 348,687
TOTAL CHILE 15,291,638
CHINA - 0 .9%
2,500,000 g ENN Clean Energy International Investment Ltd 3 .375 05/12/26 2,233,863
2,050,000 e,g Lenovo Group Ltd 3 .421 11/02/30 1,728,585
TOTAL CHINA 3,962,448
COLOMBIA - 2 .3%
1,675,000 Bancolombia S.A. 4 .625 12/18/29 1,423,750
1,375,000 Ecopetrol S.A. 4 .625 11/02/31 1,031,407
2,000,000 Ecopetrol S.A. 5 .875 11/02/51 1,267,988
2,000,000 g Empresas Publicas de Medellin ESP 4 .250 07/18/29 1,569,960
1,000,000 g Empresas Publicas de Medellin ESP 4 .375 02/15/31 744,665
2,000,000 g EnfraGen Energia Sur S.A. 5 .375 12/30/30 1,267,000
2,075,000 g Grupo Aval Ltd 4 .375 02/04/30 1,587,375

Emerging Markets Debt Fund April 30, 2023
12
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
Portfolio of Investments
(Unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COLOMBIA—continued
$ 2,200,000 g SierraCol Energy Andina LLC 6 .000% 06/15/28 $ 1,629,100
TOTAL COLOMBIA 10,521,245
COSTA RICA - 1 .1%
1,991,574 g Autopistas del Sol S.A. 7 .375 12/30/30 1,772,501
1,000,000 g Instituto Costarricense de Electricidad 6 .750 10/07/31 962,500
2,300,000 g Liberty Costa Rica Senior Secured Finance 10 .875 01/15/31 2,224,238
TOTAL COSTA RICA 4,959,239
DOMINICAN REPUBLIC - 1 .0%
2,500,000 g Aeropuertos Dominicanos Siglo XXI S.A. 6 .750 03/30/29 2,456,250
2,500,000 g AES Andres BV 5 .700 05/04/28 2,262,500
TOTAL DOMINICAN REPUBLIC 4,718,750
GHANA - 0 .5%
1,000,000 g Kosmos Energy Ltd 7 .750 05/01/27 864,181
1,887,000 g Tullow Oil plc 10 .250 05/15/26 1,473,747
TOTAL GHANA 2,337,928
GUATEMALA - 1 .1%
1,830,000 g CNTL AMR BOTTLING CORP 5 .250 04/27/29 1,706,528
1,225,000 g CT Trust 5 .125 02/03/32 1,010,866
1,650,000 g Investment Energy Resources Ltd 6 .250 04/26/29 1,526,250
725,000 g Millicom International Cellular S.A. 4 .500 04/27/31 561,227
TOTAL GUATEMALA 4,804,871
INDIA - 2 .6%
2,100,000 g Adani Ports & Special Economic Zone Ltd 4 .375 07/03/29 1,648,818
1,800,000 g Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 1,238,400
1,193,409 g Azure Power Energy Ltd 3 .575 08/19/26 919,361
1,225,000 g Indian Railway Finance Corp Ltd 3 .570 01/21/32 1,081,456
2,500,000 e,g Network i2i Ltd 3 .975 N/A‡ 2,203,201
2,500,000 g REC Ltd 5 .625 04/11/28 2,512,267
2,700,000 g ReNew Wind Energy AP2 4 .500 07/14/28 2,281,101
TOTAL INDIA 11,884,604
INDONESIA - 2 .7%
1,860,000 g Freeport Indonesia PT 5 .315 04/14/32 1,787,672
1,000,000 g Freeport Indonesia PT 6 .200 04/14/52 920,669
2,000,000 g Medco Laurel Tree Pte Ltd 6 .950 11/12/28 1,809,895
301,000 g Medco Platinum Road Pte Ltd 6 .750 01/30/25 293,251
1,500,000 g Pertamina Persero PT 3 .100 08/27/30 1,333,277
1,250,000 g Pertamina Persero PT 4 .700 07/30/49 1,062,172
1,000,000 g Perusahaan Listrik Negara PT 5 .250 10/24/42 901,400
2,000,000 g Perusahaan Listrik Negara PT 6 .150 05/21/48 1,950,167
2,000,000 g Saka Energi Indonesia PT 4 .450 05/05/24 1,940,580
TOTAL INDONESIA 11,999,083
ISRAEL - 3 .2%
3,000,000 g Bank Hapoalim BM 3 .255 01/21/32 2,499,096
3,141,000 g Energean Israel Finance Ltd 5 .375 03/30/28 2,808,196
2,000,000 g Israel Chemicals Ltd 6 .375 05/31/38 1,978,823
2,000,000 g Israel Electric Corp Ltd 3 .750 02/22/32 1,759,220
1,800,000 g Leviathan Bond Ltd 6 .750 06/30/30 1,674,697
EUR 2,000,000 Teva Pharmaceutical Finance Netherlands II BV 4 .375 05/09/30 1,852,208
1,335,000 e Teva Pharmaceutical Finance Netherlands III BV 5 .125 05/09/29 1,238,380
660,000 Teva Pharmaceutical Finance Netherlands III BV 7 .875 09/15/29 691,126
TOTAL ISRAEL 14,501,746

13
See Notes to Financial Statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
KAZAKHSTAN - 2 .0%
KZT 453,000,000 g Development Bank of Kazakhstan JSC 8 .950% 05/04/23 $ 1,001,043
$ 1,800,000 g KazMunayGas National Co JSC 4 .750 04/19/27 1,707,267
1,550,000 g KazMunayGas National Co JSC 6 .375 10/24/48 1,304,076
2,475,000 g KazTransGas JSC 4 .375 09/26/27 2,302,723
2,800,000 g Tengizchevroil Finance Co International Ltd 4 .000 08/15/26 2,495,500
TOTAL KAZAKHSTAN 8,810,609
MACAU - 0 .4%
2,000,000 Sands China Ltd 3 .750 08/08/31 1,650,581
TOTAL MACAU 1,650,581
MALAYSIA - 1 .5%
3,000,000 g Genm Capital Labuan Ltd 3 .882 04/19/31 2,433,608
3,000,000 g Misc Capital Two Labuan Ltd 3 .750 04/06/27 2,843,072
1,500,000 g Petronas Energy Canada Ltd 2 .112 03/23/28 1,365,760
TOTAL MALAYSIA 6,642,440
MEXICO - 6 .5%
1,000,000 g Banco Nacional de Comercio Exterior SNC 4 .375 10/14/25 972,000
800,000 g BBVA Bancomer S.A. 5 .350 11/12/29 758,000
2,000,000 g BBVA Bancomer S.A. 5 .125 01/18/33 1,764,632
1,300,000 g Cemex SAB de C.V. 9 .125 N/A‡ 1,290,902
2,025,000 g Cemex SAB de C.V. 5 .125 N/A‡ 1,794,049
1,300,000 g Electricidad Firme de Mexico Holdings S.A. de C.V. 4 .900 11/20/26 1,143,999
7,833,000 g Grupo Aeromexico SAB de C.V. 8 .500 03/17/27 7,008,017
3,448,500 g Mexico Remittances Funding Fiduciary Estate
Management Sarl
4 .875 01/15/28 3,106,995
2,800,000 e,g Nemak SAB de C.V. 3 .625 06/28/31 2,093,000
1,000,000 Petroleos Mexicanos 4 .250 01/15/25 952,964
4,647,000 Petroleos Mexicanos 6 .840 01/23/30 3,755,297
4,219,000 Petroleos Mexicanos 6 .700 02/16/32 3,247,671
2,075,000 Petroleos Mexicanos 6 .350 02/12/48 1,231,904
TOTAL MEXICO 29,119,430
MOROCCO - 0 .6%
650,000 g OCP S.A. 3 .750 06/23/31 543,864
3,000,000 g OCP S.A. 5 .125 06/23/51 2,211,899
TOTAL MOROCCO 2,755,763
NETHERLANDS - 0 .0%
RUB 158,400,000 g VEON Holdings BV 8 .125 09/16/26 138,841
TOTAL NETHERLANDS 138,841
NIGERIA - 0 .3%
1,775,000 g Access Bank plc 6 .125 09/21/26 1,395,709
TOTAL NIGERIA 1,395,709
OMAN - 0 .5%
2,500,000 g OQ SAOC 5 .125 05/06/28 2,398,343
TOTAL OMAN 2,398,343
PANAMA - 1 .2%
2,000,000 g Aeropuerto Internacional de Tocumen S.A. 5 .125 08/11/61 1,539,600
2,000,000 g Banco Nacional de Panama 2 .500 08/11/30 1,595,000
1,175,000 g Cable Onda S.A. 4 .500 01/30/30 963,500
1,542,850 g UEP Penonome II S.A. 6 .500 10/01/38 1,141,709
TOTAL PANAMA 5,239,809
PERU - 1 .8%
PEN 9,000,000 g Alicorp SAA 6 .875 04/17/27 2,282,600

Emerging Markets Debt Fund April 30, 2023
14
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PERU—continued
$ 1,225,000 g Cia de Minas Buenaventura SAA 5 .500% 07/23/26 $ 1,069,557
878,539 g Lima Metro Line 2 Finance Ltd 4 .350 04/05/36 790,027
2,000,000 g Peru LNG Srl 5 .375 03/22/30 1,615,000
2,750,000 g Petroleos del Peru S.A. 5 .625 06/19/47 1,744,557
534,000 g Volcan Cia Minera SAA 4 .375 02/11/26 404,541
TOTAL PERU 7,906,282
SAUDI ARABIA - 1 .3%
2,500,000 g EIG Pearl Holdings Sarl 4 .387 11/30/46 1,999,820
2,500,000 g Saudi Arabian Oil Co 4 .375 04/16/49 2,204,410
2,000,000 g Saudi Arabian Oil Co 3 .250 11/24/50 1,435,280
TOTAL SAUDI ARABIA 5,639,510
SOUTH AFRICA - 3 .8%
3,000,000 g Eskom Holdings SOC Ltd 6 .750 08/06/23 2,968,650
2,000,000 g Eskom Holdings SOC Ltd 7 .125 02/11/25 1,945,013
2,875,000 g Eskom Holdings SOC Ltd 6 .350 08/10/28 2,704,761
1,600,000 g Eskom Holdings SOC Ltd 8 .450 08/10/28 1,531,984
2,300,000 g Gold Fields Orogen Holdings BVI Ltd 6 .125 05/15/29 2,355,194
2,000,000 g MTN Mauritius Investment Ltd 6 .500 10/13/26 1,991,168
1,800,000 g Sasol Financing USA LLC 8 .750 05/03/29 1,805,454
2,000,000 g Transnet SOC Ltd 8 .250 02/06/28 1,979,260
TOTAL SOUTH AFRICA 17,281,484
THAILAND - 0 .5%
2,600,000 g Bangkok Bank PCL 3 .466 09/23/36 2,128,725
TOTAL THAILAND 2,128,725
TRINIDAD AND TOBAGO - 0 .2%
850,000 g National Gas Company of Trinidad and Tobago Limited 6 .050 01/15/36 756,500
TOTAL TRINIDAD AND TOBAGO 756,500
TURKEY - 2 .0%
2,000,000 e,g Akbank T.A.S. 6 .800 02/06/26 1,910,508
4,100,000 g Anadolu Efes Biracilik Ve Malt Sanayii AS. 3 .375 06/29/28 3,248,548
2,000,000 g Turkiye Garanti Bankasi AS. 7 .177 05/24/27 1,844,400
2,325,000 g Ulker Biskuvi Sanayi AS. 6 .950 10/30/25 2,015,264
TOTAL TURKEY 9,018,720
UKRAINE - 0 .2%
2,000,000 g NAK Naftogaz Ukraine via Kondor Finance plc 7 .625 11/08/26 420,000
87,500 Ukreximbank Via Biz Finance plc 9 .750 01/22/25 65,625
600,000 g Ukreximbank Via Biz Finance plc 9 .750 01/22/25 450,000
TOTAL UKRAINE 935,625
UNITED ARAB EMIRATES - 1 .4%
1,500,000 g Abu Dhabi Crude Oil Pipeline LLC 4 .600 11/02/47 1,416,425
1,325,000 g DAE Funding LLC 3 .375 03/20/28 1,212,674
1,774,200 g Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 1,537,737
2,433,950 g Sweihan PV Power Co PJSC 3 .625 01/31/49 2,014,884
TOTAL UNITED ARAB EMIRATES 6,181,720
TOTAL CORPORATE BONDS 207,452,724
(Cost $244,330,528)
GOVERNMENT BONDS - 46 .2%
ANGOLA - 1 .5%
2,250,000 g Angolan Government International Bond 8 .250 05/09/28 1,967,400
1,250,000 g Angolan Government International Bond 8 .000 11/26/29 1,050,000

15
See Notes to Financial Statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ANGOLA—continued
$ 2,850,000 g Angolan Government International Bond 8 .750% 04/14/32 $ 2,355,069
1,950,000 g Angolan Government International Bond 9 .375 05/08/48 1,491,360
TOTAL ANGOLA 6,863,829
ARGENTINA - 0 .5%
1,300,000 Argentine Republic Government International Bond 3 .875 01/09/38 357,147
5,134,989 Argentine Republic Government International Bond
(Step Bond)
1 .500 07/09/35 1,135,992
2,949,981 g Provincia de Buenos Aires (Step Bond) 5 .250 09/01/37 912,494
TOTAL ARGENTINA 2,405,633
BAHRAIN - 0 .4%
700,000 g Bahrain Government International Bond 7 .375 05/14/30 719,522
1,000,000 g Bahrain Government International Bond 7 .500 09/20/47 903,558
TOTAL BAHRAIN 1,623,080
BARBADOS - 0 .4%
2,039,800 g Barbados Government International Bond 6 .500 10/01/29 1,882,735
TOTAL BARBADOS 1,882,735
BENIN - 0 .2%
EUR 1,125,000 g Benin Government International Bond 6 .875 01/19/52 822,872
TOTAL BENIN 822,872
BERMUDA - 0 .2%
1,125,000 g Bermuda Government International Bond 2 .375 08/20/30 966,375
TOTAL BERMUDA 966,375
BRAZIL - 2 .1%
BRL 5,982,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/27 1,138,160
BRL 2,550,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/31 458,208
3,100,000 Brazilian Government International Bond 3 .875 06/12/30 2,769,285
3,410,000 Brazilian Government International Bond 6 .000 10/20/33 3,350,803
1,100,000 Brazilian Government International Bond 5 .000 01/27/45 864,198
1,400,000 Brazilian Government International Bond 4 .750 01/14/50 1,029,369
TOTAL BRAZIL 9,610,023
CAMEROON - 0 .2%
EUR 1,000,000 g Republic of Cameroon International Bond 5 .950 07/07/32 768,399
TOTAL CAMEROON 768,399
COLOMBIA - 1 .3%
2,000,000 Colombia Government International Bond 3 .000 01/30/30 1,534,909
2,925,000 Colombia Government International Bond 3 .250 04/22/32 2,111,286
500,000 Colombia Government International Bond 7 .500 02/02/34 478,976
1,300,000 Colombia Government International Bond 5 .625 02/26/44 946,367
950,000 Colombia Government International Bond 5 .200 05/15/49 638,948
TOTAL COLOMBIA 5,710,486
COSTA RICA - 0 .8%
1,050,000 g Costa Rica Government International Bond 6 .550 04/03/34 1,067,939
2,500,000 g Costa Rica Government International Bond 5 .625 04/30/43 2,174,370
575,000 g Costa Rica Government International Bond 7 .000 04/04/44 566,189
TOTAL COSTA RICA 3,808,498
COTE D'IVOIRE - 0 .6%
2,925,030 g Ivory Coast Government International Bond (Step
Bond)
5 .750 12/31/32 2,690,853
TOTAL COTE D'IVOIRE 2,690,853

Emerging Markets Debt Fund April 30, 2023
16
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DOMINICAN REPUBLIC - 2 .3%
$ 1,575,000 g Dominican Republic Government International Bond 6 .875% 01/29/26 $ 1,604,289
DOP 27,000,000 g Dominican Republic Government International Bond 11 .250 02/05/27 508,229
1,195,000 g Dominican Republic Government International Bond 5 .500 02/22/29 1,137,119
DOP 74,000,000 g Dominican Republic Government International Bond 10 .375 01/11/30 1,339,810
4,000,000 g Dominican Republic Government International Bond 4 .875 09/23/32 3,443,964
2,535,000 g Dominican Republic Government International Bond 7 .450 04/30/44 2,451,049
TOTAL DOMINICAN REPUBLIC 10,484,460
ECUADOR - 0 .7%
744,229 g Ecuador Government International Bond 0 .000 07/31/30 227,067
2,234,600 g Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 1,178,877
4,637,020 g Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 1,695,670
TOTAL ECUADOR 3,101,614
EGYPT - 1 .7%
850,000 g Egypt Government International Bond 5 .800 09/30/27 520,540
4,275,000 g Egypt Government International Bond 7 .600 03/01/29 2,609,289
3,200,000 g Egypt Government International Bond 7 .053 01/15/32 1,761,952
4,075,000 g Egypt Government International Bond 8 .500 01/31/47 2,142,717
1,000,000 g Egypt Government International Bond 8 .150 11/20/59 508,100
TOTAL EGYPT 7,542,598
EL SALVADOR - 0 .6%
2,000,000 g El Salvador Government International Bond 7 .650 06/15/35 1,004,210
3,100,000 g El Salvador Government International Bond 7 .625 02/01/41 1,531,845
TOTAL EL SALVADOR 2,536,055
GHANA - 0 .7%
3,325,000 g Ghana Government International Bond 0 .000 04/07/25 1,129,636
3,325,000 g Ghana Government International Bond 7 .750 04/07/29 1,221,319
2,025,000 g Ghana Government International Bond 8 .750 03/11/61 703,687
TOTAL GHANA 3,054,642
GUATEMALA - 0 .6%
525,000 g Guatemala Government Bond 4 .900 06/01/30 499,598
1,400,000 g Guatemala Government Bond 3 .700 10/07/33 1,167,544
1,075,000 g Guatemala Government Bond 6 .125 06/01/50 1,005,791
TOTAL GUATEMALA 2,672,933
HUNGARY - 1 .6%
1,900,000 g Hungary Government International Bond 6 .125 05/22/28 1,968,795
HUF 480,000,000 Hungary Government International Bond 2 .000 05/23/29 1,010,328
1,850,000 g Hungary Government International Bond 5 .250 06/16/29 1,830,401
1,525,000 g Hungary Government International Bond 2 .125 09/22/31 1,188,280
750,000 g Hungary Government International Bond 3 .125 09/21/51 463,554
775,000 g,h Magyar Export-Import Bank Zrt 6 .125 12/04/27 778,875
TOTAL HUNGARY 7,240,233
INDIA - 0 .3%
1,700,000 g Export-Import Bank of India 2 .250 01/13/31 1,386,839
TOTAL INDIA 1,386,839
INDONESIA - 0 .8%
1,000,000 g Indonesia Government International Bond 4 .625 04/15/43 951,703
IDR 21,100,000,000 Indonesia Treasury Bond 7 .000 09/15/30 1,476,137
1,075,000 g Perusahaan Penerbit SBSN Indonesia III 4 .700 06/06/32 1,091,235
TOTAL INDONESIA 3,519,075

17
See Notes to Financial Statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
IRAQ - 0 .5%
$ 2,546,875 g Iraq Government International Bond 5 .800% 01/15/28 $ 2,376,697
TOTAL IRAQ 2,376,697
JAMAICA - 1 .0%
2,125,000 Jamaica Government International Bond 8 .000 03/15/39 2,565,905
1,810,000 Jamaica Government International Bond 7 .875 07/28/45 2,109,763
TOTAL JAMAICA 4,675,668
JORDAN - 1 .2%
1,000,000 g Jordan Government International Bond 4 .950 07/07/25 961,430
1,200,000 g Jordan Government International Bond 7 .500 01/13/29 1,199,573
1,500,000 g Jordan Government International Bond 5 .850 07/07/30 1,346,070
2,000,000 g Jordan Government International Bond 7 .375 10/10/47 1,686,680
TOTAL JORDAN 5,193,753
KAZAKHSTAN - 0 .2%
750,000 g Kazakhstan Government International Bond 6 .500 07/21/45 797,809
TOTAL KAZAKHSTAN 797,809
KENYA - 0 .7%
1,700,000 g Kenya Government International Bond 6 .875 06/24/24 1,473,483
1,125,000 g Kenya Government International Bond 6 .300 01/23/34 734,063
1,325,000 g Kenya Government International Bond 8 .250 02/28/48 881,125
TOTAL KENYA 3,088,671
KOREA, REPUBLIC OF - 0 .4%
2,102,000 e Export-Import Bank of Korea 2 .500 06/29/41 1,582,960
TOTAL KOREA, REPUBLIC OF 1,582,960
LEBANON - 0 .1%
3,200,000 q Lebanon Government International Bond 6 .250 11/04/24 185,600
3,800,000 q Lebanon Government International Bond 6 .850 03/23/27 216,752
TOTAL LEBANON 402,352
MALAYSIA - 0 .3%
MYR 7,100,000 Malaysia Government Bond 3 .582 07/15/32 1,572,291
TOTAL MALAYSIA 1,572,291
MEXICO - 1 .9%
MXN 19,050,000 Mexican Bonos 7 .500 06/03/27 1,001,859
MXN 29,900,000 Mexican Bonos 8 .500 11/18/38 1,577,394
1,675,000 Mexico Government International Bond 3 .250 04/16/30 1,513,731
3,500,000 Mexico Government International Bond 4 .280 08/14/41 2,922,419
1,850,000 Mexico Government International Bond 4 .400 02/12/52 1,475,740
TOTAL MEXICO 8,491,143
MONGOLIA - 0 .5%
1,900,000 g Mongolia Government International Bond 5 .125 04/07/26 1,748,958
550,000 e,g Mongolia Government International Bond 4 .450 07/07/31 422,116
TOTAL MONGOLIA 2,171,074
MOROCCO - 1 .1%
450,000 g Morocco Government International Bond 2 .375 12/15/27 398,355
565,000 g Morocco Government International Bond 5 .950 03/08/28 578,492
1,775,000 g Morocco Government International Bond 3 .000 12/15/32 1,433,384
1,415,000 g Morocco Government International Bond 6 .500 09/08/33 1,464,381
1,450,000 g Morocco Government International Bond 5 .500 12/11/42 1,259,092
TOTAL MOROCCO 5,133,704

Emerging Markets Debt Fund April 30, 2023
18
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
NAMIBIA - 0 .4%
$ 1,700,000 g Namibia Government International Bond 5 .250% 10/29/25 $ 1,611,797
TOTAL NAMIBIA 1,611,797
NIGERIA - 1 .2%
2,075,000 g Nigeria Government International Bond 8 .375 03/24/29 1,685,938
925,000 g Nigeria Government International Bond 7 .143 02/23/30 691,437
1,550,000 g Nigeria Government International Bond 7 .875 02/16/32 1,143,218
950,000 g Nigeria Government International Bond 7 .375 09/28/33 654,921
2,000,000 g Nigeria Government International Bond 7 .696 02/23/38 1,318,520
TOTAL NIGERIA 5,494,034
OMAN - 1 .8%
1,900,000 g Oman Government International Bond 5 .375 03/08/27 1,893,088
1,600,000 g Oman Government International Bond 6 .750 10/28/27 1,685,206
1,500,000 g Oman Government International Bond 6 .250 01/25/31 1,550,625
2,200,000 g Oman Government International Bond 6 .500 03/08/47 2,059,068
1,025,000 g Oman Government International Bond 6 .750 01/17/48 987,942
TOTAL OMAN 8,175,929
PAKISTAN - 0 .6%
610,000 g Pakistan Global Sukuk Programme Co Ltd 7 .950 01/31/29 260,924
3,200,000 g Pakistan Government International Bond 6 .875 12/05/27 1,122,624
1,700,000 g Pakistan Government International Bond 7 .375 04/08/31 574,022
1,000,000 g Pakistan Government International Bond 8 .875 04/08/51 330,000
2,000,000 Pakistan Water & Power Development Authority 7 .500 06/04/31 638,200
TOTAL PAKISTAN 2,925,770
PANAMA - 0 .6%
1,500,000 Panama Government International Bond 6 .400 02/14/35 1,585,975
1,125,000 Panama Notas del Tesoro 3 .750 04/17/26 1,068,345
TOTAL PANAMA 2,654,320
PARAGUAY - 0 .7%
2,425,000 g Paraguay Government International Bond 2 .739 01/29/33 1,950,994
1,050,000 g Paraguay Government International Bond 5 .600 03/13/48 918,688
525,000 g Republic of Paraguay 6 .100 08/11/44 498,826
TOTAL PARAGUAY 3,368,508
PERU - 1 .4%
1,500,000 g Fondo MIVIVIENDA S.A. 4 .625 04/12/27 1,436,250
975,000 Peruvian Government International Bond 1 .862 12/01/32 753,328
1,645,000 Peruvian Government International Bond 3 .000 01/15/34 1,375,136
PEN 5,950,000 g Peruvian Government International Bond 5 .400 08/12/34 1,353,721
1,800,000 Peruvian Government International Bond 3 .300 03/11/41 1,383,903
TOTAL PERU 6,302,338
PHILIPPINES - 0 .4%
1,975,000 Philippine Government International Bond 4 .200 03/29/47 1,732,870
TOTAL PHILIPPINES 1,732,870
POLAND - 0 .7%
475,000 Poland Government International Bond 3 .250 04/06/26 463,079
1,125,000 Poland Government International Bond 5 .750 11/16/32 1,217,813
1,398,000 Poland Government International Bond 5 .500 04/04/53 1,449,699
TOTAL POLAND 3,130,591
QATAR - 0 .3%
450,000 g Qatar Government International Bond 3 .750 04/16/30 444,699

19
See Notes to Financial Statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
QATAR—continued
$ 925,000 g Qatar Government International Bond 5 .103% 04/23/48 $ 947,933
TOTAL QATAR 1,392,632
REPUBLIC OF SERBIA - 0 .6%
750,000 g Serbia Government International Bond 6 .500 09/26/33 760,352
2,650,000 g Serbia International Bond 2 .125 12/01/30 2,060,693
TOTAL REPUBLIC OF SERBIA 2,821,045
ROMANIA - 0 .9%
1,870,000 g Romanian Government International Bond 3 .000 02/27/27 1,705,410
RON 5,450,000 Romanian Government International Bond 4 .150 01/26/28 1,070,804
350,000 g Romanian Government International Bond 3 .000 02/14/31 291,900
1,400,000 g Romanian Government International Bond 4 .000 02/14/51 969,391
TOTAL ROMANIA 4,037,505
RWANDA - 0 .5%
3,075,000 g Rwanda International Government Bond 5 .500 08/09/31 2,207,014
TOTAL RWANDA 2,207,014
SAUDI ARABIA - 1 .1%
750,000 g Saudi Government International Bond 3 .250 10/26/26 728,400
1,265,000 g Saudi Government International Bond 2 .250 02/02/33 1,051,597
1,000,000 g Saudi Government International Bond 3 .250 11/17/51 716,520
2,000,000 g Saudi Government International Bond 3 .750 01/21/55 1,542,580
1,500,000 g Saudi Government International Bond 3 .450 02/02/61 1,074,570
TOTAL SAUDI ARABIA 5,113,667
SENEGAL - 0 .7%
2,175,000 g Senegal Government International Bond 6 .250 05/23/33 1,707,549
1,900,000 g Senegal Government International Bond 6 .750 03/13/48 1,268,250
TOTAL SENEGAL 2,975,799
SOUTH AFRICA - 2 .2%
2,450,000 Republic of South Africa Government International
Bond
4 .300 10/12/28 2,197,087
ZAR 54,025,000 Republic of South Africa Government International
Bond
7 .000 02/28/31 2,396,327
1,625,000 Republic of South Africa Government International
Bond
5 .875 04/20/32 1,474,493
ZAR 9,050,000 Republic of South Africa Government International
Bond
8 .875 02/28/35 415,421
1,250,000 Republic of South Africa Government International
Bond
5 .375 07/24/44 908,452
1,025,000 Republic of South Africa Government International
Bond
5 .650 09/27/47 738,633
1,500,000 Republic of South Africa Government International
Bond
5 .750 09/30/49 1,074,528
1,000,000 Republic of South Africa Government International
Bond
7 .300 04/20/52 851,640
TOTAL SOUTH AFRICA 10,056,581
SRI LANKA - 0 .4%
800,000 g Sri Lanka Government International Bond 5 .750 04/18/24 265,327
1,000,000 g Sri Lanka Government International Bond 6 .825 07/18/26 349,575
1,400,000 g Sri Lanka Government International Bond 6 .750 04/18/28 459,302
1,650,000 g Sri Lanka Government International Bond 7 .550 03/28/30 541,084
TOTAL SRI LANKA 1,615,288
SUPRANATIONAL - 0 .6%
975,000 g African Export-Import Bank 2 .634 05/17/26 875,354
INR 1,200,000 Asian Development Bank 6 .150 02/25/30 13,907

Emerging Markets Debt Fund April 30, 2023
20
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SUPRANATIONAL—continued
INR 57,100,000 Asian Infrastructure Investment Bank 6 .000% 12/08/31 $ 656,675
$ 1,200,000 g Banque Ouest Africaine de Developpement 4 .700 10/22/31 977,409
TOTAL SUPRANATIONAL 2,523,345
THAILAND - 0 .3%
THB 47,000,000 Thailand Government International Bond 2 .875 12/17/28 1,423,268
TOTAL THAILAND 1,423,268
TURKEY - 2 .1%
2,325,000 Turkey Government International Bond 5 .125 02/17/28 2,020,229
1,500,000 Turkey Government International Bond 6 .500 09/20/33 1,269,750
1,300,000 Turkey Government International Bond 6 .000 01/14/41 975,073
4,350,000 Turkey Government International Bond 4 .875 04/16/43 2,894,596
2,500,000 g Turkiye Ihracat Kredi Bankasi AS. 5 .750 07/06/26 2,253,106
TOTAL TURKEY 9,412,754
UGANDA - 0 .3%
UGX 4,810,000,000 Republic of Uganda Government Bonds 14 .250 08/23/29 1,233,999
TOTAL UGANDA 1,233,999
UKRAINE - 0 .6%
2,225,000 g NPC Ukrenergo 6 .875 11/09/28 357,558
UAH 37,000,000 Ukraine Government International Bond 15 .840 02/26/25 729,896
1,925,000 g Ukraine Government International Bond 7 .750 09/01/27 327,731
EUR 525,000 g Ukraine Government International Bond 4 .375 01/27/32 92,560
3,000,000 g Ukraine Government International Bond 7 .253 03/15/35 491,880
2,320,000 g,i Ukraine Government International Bond 0 .000 08/01/41 591,827
TOTAL UKRAINE 2,591,452
UNITED ARAB EMIRATES - 0 .5%
400,000 g Abu Dhabi Government International Bond 3 .125 09/30/49 301,080
2,600,000 Emirate of Dubai Government International Bonds 3 .900 09/09/50 1,921,244
TOTAL UNITED ARAB EMIRATES 2,222,324
URUGUAY - 0 .4%
UYU 39,650,000 Uruguay Government International Bond 8 .250 05/21/31 917,867
600,000 Uruguay Government International Bond 5 .750 10/28/34 666,118
TOTAL URUGUAY 1,583,985
UZBEKISTAN - 0 .8%
UZS 7,990,000,000 g Republic of Uzbekistan International Bond 14 .500 11/25/23 696,033
UZS 5,708,925,000 g Republic of Uzbekistan International Bond 14 .000 07/19/24 489,224
1,700,000 g Republic of Uzbekistan International Bond 5 .375 02/20/29 1,570,545
1,175,000 g Republic of Uzbekistan International Bond 3 .700 11/25/30 959,094
TOTAL UZBEKISTAN 3,714,896
VIETNAM - 0 .2%
1,075,000 g Vietnam Government International Bond 4 .800 11/19/24 1,048,213
TOTAL VIETNAM 1,048,213
ZAMBIA - 0 .5%
3,900,000 g Zambia Government International Bond 8 .500 04/14/24 1,824,264
750,000 g Zambia Government International Bond 8 .970 07/30/27 346,650
TOTAL ZAMBIA 2,170,914
TOTAL GOVERNMENT BONDS 207,718,192
(Cost $270,043,644)

21
See Notes to Financial Statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
STRUCTURED ASSETS - 0 .6%
CAYMAN ISLANDS - 0 .6%
$ 3,000,000 †,g Industrial DPR Funding Ltd 5 .380% 04/15/34 $ 2,597,700
Series - 2022 1A (Class 1)
TOTAL CAYMAN ISLANDS 2,597,700
TOTAL STRUCTURED ASSETS 2,597,700
(Cost $3,000,000)
TOTAL BONDS 417,768,616
(Cost $517,374,172)
SHARES COMPANY
COMMON STOCKS - 0.9%
MEXICO - 0 .8%
265,589 * Grupo Aeromexico SAB de C.V. 3,323,648
TOTAL MEXICO 3,323,648
SOUTH AFRICA - 0 .1%
729,619 * Petra Diamonds Ltd 624,805
TOTAL SOUTH AFRICA 624,805
TOTAL COMMON STOCKS 3,948,453
(Cost $5,678,180)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 6.2%
REPURCHASE AGREEMENT - 3 .7%
16,480,000 r Fixed Income Clearing Corp (FICC) 4 .800 05/01/23 16,480,000
TOTAL REPURCHASE AGREEMENT 16,480,000
TREASURY DEBT - 0 .3%
KZT 620,000,000 Kazakhstan Treasury Bill-MEKKAM 0 .000 01/20/24 1,236,769
TOTAL TREASURY DEBT 1,236,769
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2 .2%
10,005,681 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .840 10,005,681
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 10,005,681
TOTAL SHORT-TERM INVESTMENTS 27,722,450
(Cost $27,708,095)
TOTAL INVESTMENTS - 100.5% 451,253,501
(Cost $552,587,619)
OTHER ASSETS & LIABILITIES, NET - (0.5)% (2,322,927)
NET ASSETS - 100.0% $ 448,930,574

Emerging Markets Debt Fund April 30, 2023
22
See Notes to Financial Statements
Portfolio of Investments
(Unaudited) (continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
BRL Brazilian Real
DOP Dominican Republic Peso
EUR Euro
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
KZT Kazakhstani Tenge
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Sol
RON Romanian Leu
RUB Russian Ruble
THB Thai Baht
UAH Ukrainian Hryvnia
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $10,859,685.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o
Payment in Kind Bond
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 4.800% dated 4/28/23 to be repurchased at $16,480,000 on 5/1/23, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 3/31/25, valued at $16,809,657.

Consolidated Portfolio of Investments
(Unaudited)
International Bond Fund April 30, 2023
23
See Notes to Financial Statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 0.3%
IRELAND - 0.2%
$ 261,086 i Avolon TLB Borrower US LLC LIBOR 3 M + 1.750% 6.703% 01/15/25 $ 260,633
339,500 i Avolon TLB Borrower US LLC LIBOR 1 M + 1.500% 6.453 02/12/27 334,567
TOTAL IRELAND 595,200
UNITED STATES - 0.1%
216,941 i Jazz Financing Lux Sarl LIBOR 1 M + 3.500% 8.525 05/05/28 216,902
245,639 i Phoenix Newco, Inc LIBOR 1 M + 3.250% 8.275 11/15/28 241,786
127,296 i Team Health Holdings, Inc SOFR 1M + 5.250% 10.232 02/02/27 83,634
TOTAL UNITED STATES 542,322
TOTAL BANK LOAN OBLIGATIONS 1,137,522
(Cost $1,191,985)
BONDS - 92.8%
CORPORATE BONDS - 20.3%
AUSTRALIA - 0.0%
250,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 220,613
TOTAL AUSTRALIA 220,613
AUSTRIA - 0.1%
EUR 600,000 Erste Group Bank AG. 4.250 N/A‡ 492,317
TOTAL AUSTRIA 492,317
BELGIUM - 0.1%
EUR 800,000 z Proximus SADP 0.750 11/17/36 597,535
TOTAL BELGIUM 597,535
BRAZIL - 0.1%
300,000 e Suzano Austria GmbH 3.125 01/15/32 238,522
TOTAL BRAZIL 238,522
CANADA - 0.7%
EUR 250,000 g Fairfax Financial Holdings Ltd 2.750 03/29/28 246,217
500,000 g GFL Environmental, Inc 4.250 06/01/25 486,345
1,275,000 g MEG Energy Corp 5.875 02/01/29 1,224,146
500,000 g Nova Chemicals Corp 4.875 06/01/24 492,054
315,000 g Parkland Corp 4.625 05/01/30 274,075
TOTAL CANADA 2,722,837
CHILE - 0.3%
398,028 g Alfa Desarrollo S.p.A 4.550 09/27/51 287,973
300,000 Celulosa Arauco y Constitucion S.A. 3.875 11/02/27 280,211
200,000 g Cia Cervecerias Unidas S.A. 3.350 01/19/32 172,500
200,000 g Corp Nacional del Cobre de Chile 3.625 08/01/27 190,786
325,000 g Empresa Nacional de Telecomunicaciones S.A. 3.050 09/14/32 259,188
TOTAL CHILE 1,190,658
CHINA - 0.1%
300,000 g ENN Clean Energy International Investment Ltd 3.375 05/12/26 268,064
TOTAL CHINA 268,064
COLOMBIA - 0.1%
75,000 Ecopetrol S.A. 6.875 04/29/30 67,761

International Bond Fund April 30, 2023
24
See Notes to Financial Statements
Consolidated Portfolio of Investments
(Unaudited) (continued)
Consolidated Portfolio of Investments
(Unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COLOMBIA—continued
$ 225,000 Ecopetrol S.A. 4.625% 11/02/31 $ 168,776
TOTAL COLOMBIA 236,537
CZECH REPUBLIC - 0.0%
EUR 300,000 z CPI Property Group S.A. 1.750 01/14/30 196,859
TOTAL CZECH REPUBLIC 196,859
DENMARK - 0.1%
GBP 500,000 Danske Bank A.S. 2.250 01/14/28 543,043
TOTAL DENMARK 543,043
FRANCE - 1.6%
GBP 300,000 z Banque Federative du Credit Mutuel S.A. 4.875 09/25/25 372,425
EUR 500,000 z BNP Paribas S.A. 2.100 04/07/32 468,632
EUR 800,000 BPCE S.A. 0.500 09/15/27 776,219
EUR 500,000 Credit Agricole Assurances S.A. 1.500 10/06/31 421,838
GBP 600,000 z Credit Agricole S.A. 4.875 10/23/29 742,231
EUR 600,000 Electricite de France S.A. 2.000 10/02/30 574,598
EUR 500,000 g Iliad Holding SAS 5.125 10/15/26 522,857
EUR 300,000 z La Poste S.A. 0.625 01/18/36 224,168
EUR 400,000 z Societe Generale S.A. 4.000 11/16/27 442,412
GBP 700,000 z Societe Generale S.A. 1.250 12/07/27 723,254
EUR 500,000 z Societe Generale S.A. 0.500 06/12/29 450,193
EUR 600,000 z Suez SACA 2.375 05/24/30 590,154
TOTAL FRANCE 6,308,981
GERMANY - 1.2%
EUR 750,000 g,o IHO Verwaltungs GmbH 3.750 09/15/26 747,915
EUR 1,300,000 y Kreditanstalt fuer Wiederaufbau 0.000 01/10/31 1,152,265
EUR 500,000 Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
1.000 05/26/42 392,171
EUR 600,000 Volkswagen Bank GmbH 2.500 07/31/26 629,328
EUR 500,000 z Volkswagen International Finance NV 4.125 11/15/25 553,795
GBP 500,000 Volkswagen International Finance NV 3.375 11/16/26 585,032
EUR 400,000 Vonovia SE 0.625 12/14/29 334,462
150,000 g ZF North America Capital, Inc 6.875 04/14/28 154,378
TOTAL GERMANY 4,549,346
INDIA - 0.2%
300,000 g Adani Electricity Mumbai Ltd 3.867 07/22/31 211,325
200,000 g Bharti Airtel Ltd 3.250 06/03/31 174,230
200,000 g CA Magnum Holdings 5.375 10/31/26 175,845
250,000 z Power Finance Corp Ltd 3.350 05/16/31 211,312
225,000 g UltraTech Cement Ltd 2.800 02/16/31 185,914
TOTAL INDIA 958,626
INDONESIA - 0.1%
200,000 g Pertamina Persero PT 3.650 07/30/29 187,293
225,000 g Perusahaan Listrik Negara PT 4.875 07/17/49 185,820
TOTAL INDONESIA 373,113
IRELAND - 0.3%
EUR 500,000 y AIB Group plc 4.625 07/23/29 544,805
EUR 600,000 z Bank of Ireland Group plc 0.375 05/10/27 586,927
TOTAL IRELAND 1,131,732
ISRAEL - 0.2%
270,000 g Bank Hapoalim BM 3.255 01/21/32 224,918
300,000 g Bank Leumi Le-Israel BM 3.275 01/29/31 262,116

25
See Notes to Financial Statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ISRAEL—continued
$ 400,000 g Israel Electric Corp Ltd 4.250% 08/14/28 $ 381,975
TOTAL ISRAEL 869,009
ITALY - 0.2%
GBP 300,000 z Intesa Sanpaolo S.p.A 6.500 03/14/29 372,384
200,000 g Intesa Sanpaolo S.p.A 4.198 06/01/32 151,580
EUR 300,000 y UniCredit S.p.A 5.850 11/15/27 338,875
TOTAL ITALY 862,839
JAPAN - 0.6%
EUR 550,000 z Mitsubishi UFJ Financial Group, Inc 2.264 06/14/25 591,678
EUR 500,000 z ORIX Corp 1.919 04/20/26 520,499
EUR 500,000 Takeda Pharmaceutical Co Ltd 1.375 07/09/32 449,294
EUR 500,000 Takeda Pharmaceutical Co Ltd 2.000 07/09/40 402,852
GBP 175,000 z Toyota Motor Finance Netherlands BV 4.625 06/08/26 217,961
TOTAL JAPAN 2,182,284
KAZAKHSTAN - 0.1%
200,000 g KazTransGas JSC 4.375 09/26/27 186,079
200,000 g Tengizchevroil Finance Co International Ltd 2.625 08/15/25 179,134
TOTAL KAZAKHSTAN 365,213
KOREA, REPUBLIC OF - 0.1%
250,000 g Kia Corp 2.750 02/14/27 231,532
TOTAL KOREA, REPUBLIC OF 231,532
KUWAIT - 0.1%
375,000 g NBK SPC Ltd 1.625 09/15/27 336,013
TOTAL KUWAIT 336,013
LUXEMBOURG - 0.5%
EUR 1,000,000 g Albion Financing 1 SARL 5.250 10/15/26 1,013,669
EUR 250,000 z Czech Gas Networks Investments Sarl 0.450 09/08/29 212,339
EUR 400,000 z ProLogis International Funding II S.A. 3.625 03/07/30 415,519
EUR 500,000 z ProLogis International Funding II S.A. 2.375 11/14/30 466,490
TOTAL LUXEMBOURG 2,108,017
MEXICO - 0.2%
375,000 e,g Becle SAB de C.V. 2.500 10/14/31 306,938
375,000 g Orbia Advance Corp SAB de C.V. 1.875 05/11/26 339,506
200,000 g Sigma Alimentos S.A. de C.V. 4.125 05/02/26 192,500
TOTAL MEXICO 838,944
NETHERLANDS - 0.7%
EUR 400,000 y Cooperatieve Rabobank UA 4.233 04/25/29 441,862
EUR 600,000 Cooperatieve Rabobank UA 3.250 N/A‡ 533,044
EUR 500,000 ING Groep NV 1.250 02/16/27 508,296
EUR 1,300,000 g VZ Secured Financing BV 3.500 01/15/32 1,114,360
TOTAL NETHERLANDS 2,597,562
NIGERIA - 0.2%
EUR 1,000,000 g BOI Finance BV 7.500 02/16/27 840,199
TOTAL NIGERIA 840,199
POLAND - 0.2%
EUR 150,000 z GTC Aurora Luxembourg S.A. 2.250 06/23/26 129,676
EUR 300,000 z mBank S.A. 0.966 09/21/27 255,365
EUR 250,000 z Polski Koncern Naftowy ORLEN S.A. 1.125 05/27/28 233,942
TOTAL POLAND 618,983

International Bond Fund April 30, 2023
26
See Notes to Financial Statements
Consolidated Portfolio of Investments
(Unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PORTUGAL - 0.1%
GBP 200,000 y EDP Finance BV 8.625% 01/04/24 $ 256,686
TOTAL PORTUGAL 256,686
QATAR - 0.6%
CNY 16,000,000 QNB Finance Ltd 3.150 02/04/26 2,251,778
TOTAL QATAR 2,251,778
ROMANIA - 0.0%
EUR 250,000 z NE Property BV 2.000 01/20/30 198,839
TOTAL ROMANIA 198,839
SINGAPORE - 0.2%
EUR 200,000 z Temasek Financial I Ltd 0.500 11/20/31 172,760
$ 500,000 g United Overseas Bank Ltd 2.000 10/14/31 443,595
TOTAL SINGAPORE 616,355
SOUTH AFRICA - 0.3%
1,250,000 z Eskom Holdings SOC Ltd 4.314 07/23/27 1,105,986
TOTAL SOUTH AFRICA 1,105,986
SUPRANATIONAL - 0.1%
AUD 720,000 Asian Development Bank 3.900 02/17/26 480,442
TOTAL SUPRANATIONAL 480,442
SWITZERLAND - 0.3%
EUR 750,000 z Cloverie plc for Zurich Insurance Co Ltd 1.500 12/15/28 747,490
EUR 600,000 z UBS Group AG 0.250 11/05/28 540,224
TOTAL SWITZERLAND 1,287,714
THAILAND - 0.1%
430,000 g Bangkok Bank PCL 3.466 09/23/36 352,058
300,000 g Thaioil Treasury Center Co Ltd 2.500 06/18/30 246,254
TOTAL THAILAND 598,312
UNITED ARAB EMIRATES - 0.1%
292,074 g Sweihan PV Power Co PJSC 3.625 01/31/49 241,786
TOTAL UNITED ARAB EMIRATES 241,786
UNITED KINGDOM - 1.9%
EUR 500,000 y AstraZeneca plc 3.750 03/03/32 566,023
EUR 800,000 z Barclays plc 0.877 01/28/28 766,880
GBP 200,000 z Barclays plc 8.407 11/14/32 260,678
EUR 1,000,000 BP Capital Markets plc 1.231 05/08/31 916,013
UGX 3,000,000,000 †,g ICBC Standard Bank plc 14.250 06/26/34 704,635
GBP 750,000 Lloyds Banking Group plc 1.985 12/15/31 807,732
EUR 750,000 Natwest Group plc 1.750 03/02/26 789,076
EUR 500,000 Reckitt Benckiser Treasury Services Nederland BV 0.750 05/19/30 466,319
EUR 700,000 z Standard Chartered plc 1.200 09/23/31 661,016
GBP 700,000 Tesco Corporate Treasury Services plc 2.750 04/27/30 746,212
GBP 600,000 g Vmed O2 UK Financing I plc 4.500 07/15/31 587,207
TOTAL UNITED KINGDOM 7,271,791
UNITED STATES - 8.5%
EUR 1,200,000 AbbVie, Inc 1.250 06/01/24 1,290,113
JPY 100,000,000 Aflac, Inc 0.550 03/12/30 702,519
EUR 250,000 g Allied Universal Holdco LLC 3.625 06/01/28 225,316
EUR 575,000 American Honda Finance Corp 1.950 10/18/24 619,690
EUR 500,000 American Medical Systems Europe BV 1.625 03/08/31 468,396
EUR 450,000 American Tower Corp 0.450 01/15/27 435,449
EUR 300,000 Aptiv plc 1.500 03/10/25 317,887

27
See Notes to Financial Statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UNITED STATES—continued
EUR 250,000 g Ardagh Metal Packaging Finance USA LLC 2.000% 09/01/28 $ 228,741
EUR 250,000 g Ardagh Metal Packaging Finance USA LLC 3.000 09/01/29 201,837
EUR 500,000 AT&T, Inc 2.350 09/05/29 508,419
EUR 500,000 g Avantor Funding, Inc 3.875 07/15/28 505,661
EUR 500,000 z Bank of America Corp 1.662 04/25/28 499,191
EUR 500,000 z Bank of America Corp 0.654 10/26/31 425,880
EUR 500,000 z Bank of America Corp 2.824 04/27/33 486,078
EUR 700,000 Becton Dickinson & Co 1.401 05/24/23 770,400
EUR 600,000 z Blackstone Private Credit Fund 1.750 11/30/26 556,523
EUR 700,000 Capital One Financial Corp 0.800 06/12/24 725,445
EUR 700,000 Celanese US Holdings LLC 1.125 09/26/23 763,136
EUR 400,000 Celanese US Holdings LLC 0.625 09/10/28 342,693
EUR 750,000 Chubb INA Holdings, Inc 1.550 03/15/28 750,254
EUR 350,000 Chubb INA Holdings, Inc 1.400 06/15/31 318,256
EUR 500,000 Citigroup, Inc 1.250 07/06/26 518,367
EUR 700,000 Comcast Corp 0.250 05/20/27 680,987
EUR 750,000 g Coty, Inc 3.875 04/15/26 791,490
EUR 500,000 g Dana Financing Luxembourg Sarl 3.000 07/15/29 431,702
GBP 200,000 Discovery Communications LLC 2.500 09/20/24 241,096
EUR 800,000 Dow Chemical Co 0.500 03/15/27 781,526
EUR 500,000 Equinix, Inc 1.000 03/15/33 407,674
EUR 500,000 FedEx Corp 1.625 01/11/27 510,497
EUR 375,000 Fidelity National Information Services, Inc 1.100 07/15/24 399,651
GBP 400,000 General Motors Financial Co, Inc 2.250 09/06/24 480,236
EUR 750,000 z General Motors Financial Co, Inc 0.600 05/20/27 718,159
EUR 500,000 i,z Goldman Sachs Group, Inc EURIBOR 3 M + 1.000% 3.545 02/07/25 552,328
EUR 500,000 z Goldman Sachs Group, Inc 0.250 01/26/28 461,941
EUR 295,000 g Goodyear Europe BV 2.750 08/15/28 270,756
EUR 500,000 Highland Holdings Sarl 0.318 12/15/26 486,200
EUR 1,000,000 Honeywell International, Inc 0.000 03/10/24 1,069,563
EUR 600,000 International Business Machines Corp 0.650 02/11/32 514,121
EUR 500,000 g International Game Technology plc 3.500 06/15/26 534,389
EUR 500,000 g IQVIA, Inc 1.750 03/15/26 507,717
EUR 450,000 g Liberty Mutual Group, Inc 2.750 05/04/26 476,728
EUR 650,000 Liberty Mutual Group, Inc 2.750 05/04/26 688,608
EUR 800,000 z Liberty Mutual Group, Inc 4.625 12/02/30 879,792
GBP 600,000 McKesson Corp 3.125 02/17/29 670,667
EUR 400,000 z Metropolitan Life Global Funding I 1.750 05/25/25 421,714
GBP 600,000 z Metropolitan Life Global Funding I 4.125 09/02/25 734,622
EUR 600,000 z Mondelez International Holdings Netherlands BV 1.250 09/09/41 427,452
EUR 670,000 Morgan Stanley 1.342 10/23/26 691,068
EUR 500,000 Morgan Stanley 2.950 05/07/32 498,555
EUR 500,000 g Olympus Water US Holding Corp 3.875 10/01/28 450,827
EUR 100,000 g Organon Finance   LLC 2.875 04/30/28 95,214
$ 750,000 g Organon Finance   LLC 5.125 04/30/31 668,283
GBP 500,000 z Protective Life Global Funding 5.248 01/13/28 628,094
EUR 500,000 Raytheon Technologies Corp 2.150 05/18/30 489,496
EUR 400,000 Southern Co 1.875 09/15/81 346,415
EUR 450,000 Stryker Corp 2.625 11/30/30 463,306
EUR 700,000 The Procter & Gamble Company 0.625 10/30/24 742,023
EUR 500,000 The Procter & Gamble Company 1.875 10/30/38 455,873
EUR 1,100,000 Thermo Fisher Scientific Finance I BV 0.800 10/18/30 1,000,858
GBP 600,000 Time Warner Cable LLC 5.750 06/02/31 722,141
EUR 400,000 Verizon Communications, Inc 1.875 10/26/29 394,076
TOTAL UNITED STATES 33,446,096
TOTAL CORPORATE BONDS 79,635,163
(Cost $91,199,479)

International Bond Fund April 30, 2023
28
See Notes to Financial Statements
Consolidated Portfolio of Investments
(Unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
GOVERNMENT BONDS - 67.6%
ANGOLA - 0.3%
$ 1,550,000 g Angolan Government International Bond 8.750% 04/14/32 $ 1,280,827
TOTAL ANGOLA 1,280,827
AUSTRALIA - 2.1%
AUD 2,050,000 Australia Government Bond 0.250 11/21/25 1,268,431
AUD 3,765,000 z Australia Government Bond 2.250 05/21/28 2,403,096
AUD 1,950,000 Australia Government Bond 1.000 12/21/30 1,099,436
AUD 2,600,000 Australia Government Bond 1.250 05/21/32 1,442,004
AUD 2,550,000 z Australia Government Bond 1.750 06/21/51 1,078,359
AUD 1,685,000 New South Wales Treasury Corp 3.000 04/20/29 1,084,466
TOTAL AUSTRALIA 8,375,792
BELGIUM - 2.4%
EUR 2,125,000 g Kingdom of Belgium Government Bond 0.000 10/22/27 2,081,031
EUR 3,825,000 g Kingdom of Belgium Government Bond 0.350 06/22/32 3,351,502
EUR 525,000 g Kingdom of Belgium Government Bond 1.450 06/22/37 463,628
EUR 5,150,000 g Kingdom of Belgium Government Bond 0.400 06/22/40 3,524,622
TOTAL BELGIUM 9,420,783
BENIN - 0.2%
EUR 1,275,000 g Benin Government International Bond 4.950 01/22/35 948,540
TOTAL BENIN 948,540
BRAZIL - 0.3%
BRL 5,500,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/27 1,046,453
TOTAL BRAZIL 1,046,453
CAMEROON - 0.1%
EUR 650,000 g Republic of Cameroon International Bond 5.950 07/07/32 499,460
TOTAL CAMEROON 499,460
CANADA - 3.4%
CAD 3,050,000 g Canada Housing Trust No 1.100 12/15/26 2,073,532
CAD 3,075,000 g Canada Housing Trust No 3.550 09/15/32 2,316,378
CAD 1,800,000 Canadian Government International Bond 2.000 09/01/23 1,317,613
CAD 2,625,000 Canadian Government International Bond 2.000 06/01/28 1,859,675
CAD 2,275,000 Canadian Government International Bond 2.000 06/01/32 1,567,153
CAD 1,300,000 Canadian Government International Bond 5.000 06/01/37 1,181,845
CAD 1,350,000 Hydro-Quebec 4.000 02/15/55 1,010,141
CAD 1,300,000 Province of Ontario Canada 2.150 06/02/31 867,930
CAD 1,100,000 Province of Ontario Canada 1.900 12/02/51 531,598
CAD 1,000,000 Province of Quebec Canada 2.750 09/01/27 719,512
TOTAL CANADA 13,445,377
CHINA - 10.4%
CNY 83,560,000 China Government Bond 2.880 11/05/23 12,111,508
CNY 49,600,000 China Government Bond 2.940 10/17/24 7,227,180
CNY 60,500,000 China Government Bond 3.120 12/05/26 8,910,469
CNY 6,750,000 China Government Bond 2.500 07/25/27 969,588
CNY 14,900,000 China Government Bond 2.910 10/14/28 2,173,595
CNY 18,900,000 China Government Bond 3.860 07/22/49 3,052,494
CNY 15,000,000 China Government Bond 3.390 03/16/50 2,231,845
CNY 12,700,000 China Government Bond 3.810 09/14/50 2,039,011
CNY 12,400,000 China Government Bond 3.720 04/12/51 1,963,374
TOTAL CHINA 40,679,064

29
See Notes to Financial Statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COLOMBIA - 0.3%
COP 5,710,000,000 Colombian TES 7.750% 09/18/30 $ 986,458
TOTAL COLOMBIA 986,458
COSTA RICA - 0.1%
$ 400,000 g Costa Rica Government International Bond 6.550 04/03/34 406,834
TOTAL COSTA RICA 406,834
COTE D'IVOIRE - 0.3%
EUR 1,000,000 g Ivory Coast Government International Bond 5.875 10/17/31 894,522
EUR 100,000 g Ivory Coast Government International Bond 4.875 01/30/32 83,264
TOTAL COTE D'IVOIRE 977,786
CYPRUS - 1.2%
EUR 1,300,000 z Cyprus Government International Bond 2.375 09/25/28 1,338,724
EUR 1,100,000 z Cyprus Government International Bond 0.625 01/21/30 981,403
EUR 1,550,000 z Cyprus Government International Bond 0.950 01/20/32 1,336,317
EUR 575,000 z Cyprus Government International Bond 2.750 02/26/34 560,917
EUR 500,000 z Cyprus Government International Bond 2.750 05/03/49 435,638
TOTAL CYPRUS 4,652,999
CZECH REPUBLIC - 0.4%
CZK 43,100,000 Czech Republic Government Bond 1.750 06/23/32 1,598,573
TOTAL CZECH REPUBLIC 1,598,573
DOMINICAN REPUBLIC - 0.2%
DOP 15,000,000 g Dominican Republic Government International Bond 9.750 06/05/26 272,752
750,000 g Dominican Republic Government International Bond 4.875 09/23/32 645,743
TOTAL DOMINICAN REPUBLIC 918,495
ECUADOR - 0.1%
78,000 g Ecuador Government International Bond 0.000 07/31/30 23,798
441,250 g Ecuador Government International Bond (Step Bond) 5.000 07/31/30 232,784
309,125 g Ecuador Government International Bond (Step Bond) 1.000 07/31/35 113,041
TOTAL ECUADOR 369,623
EGYPT - 0.6%
850,000 g Egypt Government International Bond 5.750 05/29/24 706,350
EGP 16,250,000 Egypt Government International Bond 15.900 07/02/24 477,360
525,000 g Egypt Government International Bond 7.600 03/01/29 320,439
EUR 900,000 g Egypt Government International Bond 6.375 04/11/31 515,888
300,000 g Egypt Government International Bond 7.053 01/15/32 165,183
675,000 g Egypt Government International Bond 8.500 01/31/47 354,928
TOTAL EGYPT 2,540,148
EL SALVADOR - 0.2%
1,000,000 g El Salvador Government International Bond 6.375 01/18/27 621,933
TOTAL EL SALVADOR 621,933
FRANCE - 2.1%
EUR 3,775,000 French Republic Government Bond OAT 0.750 11/25/28 3,759,939
EUR 1,250,000 g French Republic Government Bond OAT 0.500 05/25/40 891,773
EUR 910,000 French Republic Government Bond OAT 0.750 05/25/52 538,686
EUR 1,560,000 g French Republic Government Bond OAT 0.750 05/25/53 900,040
EUR 2,500,000 z UNEDIC ASSEO 0.250 07/16/35 1,936,964
TOTAL FRANCE 8,027,402
GERMANY - 5.3%
EUR 425,000 Bundesobligation 1.300 10/15/27 448,184
EUR 4,675,000 Bundesrepublik Deutschland 0.500 08/15/27 4,773,162
EUR 170,000 Bundesrepublik Deutschland 0.000 08/15/29 162,796

International Bond Fund April 30, 2023
30
See Notes to Financial Statements
Consolidated Portfolio of Investments
(Unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
GERMANY—continued
EUR 500,000 Bundesrepublik Deutschland 0.000% 02/15/31 $ 463,544
EUR 5,200,000 Bundesrepublik Deutschland 0.000 08/15/31 4,767,399
EUR 520,000 Bundesrepublik Deutschland 0.000 02/15/32 470,841
EUR 7,600,000 Bundesrepublik Deutschland 1.000 05/15/38 6,838,137
EUR 310,000 Bundesrepublik Deutschland 1.250 08/15/48 270,241
EUR 3,245,000 Bundesrepublik Deutschland 0.000 08/15/52 1,812,248
EUR 11,000,000 Kreditanstalt fuer Wiederaufbau 4.400 07/25/25 541,340
TOTAL GERMANY 20,547,892
GHANA - 0.2%
$ 500,000 g Ghana Government International Bond 7.750 04/07/29 183,657
825,000 g Ghana Government International Bond 8.125 03/26/32 303,585
1,000,000 g Ghana Government International Bond 8.627 06/16/49 350,000
TOTAL GHANA 837,242
GREECE - 1.2%
EUR 575,000 g Hellenic Republic Government International Bond 3.875 03/12/29 633,815
EUR 2,300,000 g Hellenic Republic Government International Bond 1.500 06/18/30 2,134,347
EUR 1,300,000 g Hellenic Republic Government International Bond 0.750 06/18/31 1,104,682
EUR 1,100,000 g Hellenic Republic Government International Bond 1.750 06/18/32 999,438
TOTAL GREECE 4,872,282
HUNGARY - 1.1%
HUF 460,000,000 Hungary Government International Bond 5.500 06/24/25 1,210,011
EUR 550,000 z Hungary Government International Bond 5.000 02/22/27 614,022
285,000 g Hungary Government International Bond 6.125 05/22/28 295,319
HUF 632,000,000 Hungary Government International Bond 3.000 08/21/30 1,370,257
EUR 600,000 z Hungary Government International Bond 1.750 06/05/35 455,479
200,000 g,h Magyar Export-Import Bank Zrt 6.125 12/04/27 201,000
TOTAL HUNGARY 4,146,088
INDONESIA - 0.5%
IDR 13,000,000,000 Indonesia Treasury Bond 8.125 05/15/24 903,540
IDR 17,000,000,000 Indonesia Treasury Bond 6.375 04/15/32 1,145,809
TOTAL INDONESIA 2,049,349
IRELAND - 0.1%
EUR 280,000 z Ireland Government Bond 3.000 10/18/43 300,515
TOTAL IRELAND 300,515
ISRAEL - 0.6%
ILS 5,250,000 Israel Government International Bond 5.500 01/31/42 1,691,857
ILS 3,200,000 Israel Government International Bond 3.750 03/31/47 814,002
TOTAL ISRAEL 2,505,859
ITALY - 1.9%
EUR 2,575,000 Italy Buoni Poliennali Del Tesoro 1.250 12/01/26 2,627,767
EUR 2,625,000 Italy Buoni Poliennali Del Tesoro 0.950 09/15/27 2,595,258
EUR 975,000 Italy Buoni Poliennali Del Tesoro 0.250 03/15/28 916,206
EUR 1,150,000 g Italy Buoni Poliennali Del Tesoro 0.950 03/01/37 832,545
EUR 950,000 g Italy Buoni Poliennali Del Tesoro 1.700 09/01/51 603,290
TOTAL ITALY 7,575,066
JAPAN - 9.8%
JPY 13,000,000 Japan Finance Organization for Municipalities 0.440 08/15/25 96,276
JPY 21,000,000 Japan Finance Organization for Municipalities 0.320 01/19/26 155,284
JPY 30,000,000 Japan Finance Organization for Municipalities 0.145 02/16/26 220,779
JPY 14,000,000 Japan Finance Organization for Municipalities 0.020 05/22/26 102,640
JPY 268,000,000 Japan Government Five Year Bond 0.005 09/20/26 1,968,414
JPY 322,000,000 Japan Government Ten Year Bond 0.100 09/20/29 2,351,646

31
See Notes to Financial Statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
JAPAN—continued
JPY 325,000,000 Japan Government Ten Year Bond 0.100% 12/20/29 $ 2,370,631
JPY 425,000,000 Japan Government Ten Year Bond 0.100 06/20/30 3,092,903
JPY 513,000,000 Japan Government Ten Year Bond 0.100 09/20/30 3,726,826
JPY 457,700,000 Japan Government Thirty Year Bond 0.500 09/20/46 2,918,893
JPY 73,000,000 Japan Government Thirty Year Bond 0.600 09/20/50 451,897
JPY 278,000,000 Japan Government Thirty Year Bond 0.700 09/20/51 1,756,436
JPY 143,000,000 Japan Government Thirty Year Bond 1.300 06/20/52 1,054,377
JPY 265,000,000 Japan Government Thirty Year Bond 1.600 12/20/52 2,096,246
JPY 340,000,000 Japan Government Twenty Year Bond 2.100 03/20/26 2,649,650
JPY 278,000,000 Japan Government Twenty Year Bond 0.600 12/20/36 2,014,743
JPY 256,000,000 Japan Government Twenty Year Bond 0.500 06/20/38 1,800,857
JPY 660,000,000 Japan Government Twenty Year Bond 0.700 09/20/38 4,769,091
JPY 185,000,000 Japan Government Twenty Year Bond 0.300 06/20/39 1,244,498
JPY 266,000,000 Japan Government Two Year Bond 0.005 07/01/24 1,954,706
JPY 197,000,000 Japan Government Two Year Bond 0.005 11/01/24 1,447,658
TOTAL JAPAN 38,244,451
JORDAN - 0.3%
$ 1,000,000 g Jordan Government International Bond 7.750 01/15/28 1,017,700
TOTAL JORDAN 1,017,700
KENYA - 0.3%
1,200,000 g Kenya Government International Bond 7.000 05/22/27 964,704
575,000 g Kenya Government International Bond 6.300 01/23/34 375,187
TOTAL KENYA 1,339,891
KOREA, REPUBLIC OF - 3.1%
KRW 2,700,000,000 Korea Treasury Bond 2.875 06/10/24 2,007,191
KRW 1,900,000,000 Korea Treasury Bond 2.250 06/10/25 1,388,049
KRW 1,200,000,000 Korea Treasury Bond 1.375 12/10/29 792,850
KRW 7,440,000,000 Korea Treasury Bond 2.000 06/10/31 5,024,412
KRW 1,175,000,000 Korea Treasury Bond 2.375 12/10/31 811,695
KRW 1,940,000,000 Korea Treasury Bond 2.375 09/10/38 1,274,914
KRW 800,000,000 Korea Treasury Bond 1.875 09/10/41 474,963
KRW 730,000,000 Korea Treasury Bond 2.500 03/10/52 455,467
TOTAL KOREA, REPUBLIC OF 12,229,541
LEBANON - 0.0%
1,400,000 q,z Lebanon Government International Bond 6.850 03/23/27 79,856
TOTAL LEBANON 79,856
MALAYSIA - 0.6%
MYR 5,400,000 Malaysia Government Bond 3.757 05/22/40 1,158,533
MYR 4,355,000 Malaysia Government Bond 4.457 03/31/53 1,015,603
TOTAL MALAYSIA 2,174,136
MEXICO - 0.9%
MXN 30,800,000 Mexican Bonos 5.750 03/05/26 1,551,075
MXN 34,100,000 Mexican Bonos 8.500 11/18/38 1,798,967
TOTAL MEXICO 3,350,042
MONGOLIA - 0.1%
550,000 g Mongolia Government International Bond 4.450 07/07/31 422,117
TOTAL MONGOLIA 422,117
MOROCCO - 0.4%
700,000 g Morocco Government International Bond 5.950 03/08/28 716,716
EUR 1,100,000 g Morocco Government International Bond 1.500 11/27/31 905,427
TOTAL MOROCCO 1,622,143

International Bond Fund April 30, 2023
32
See Notes to Financial Statements
Consolidated Portfolio of Investments
(Unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
NETHERLANDS - 0.3%
EUR 550,000 g Netherlands Government International Bond 2.750% 01/15/47 $ 612,511
EUR 1,345,000 g Netherlands Government International Bond 0.000 01/15/52 713,610
TOTAL NETHERLANDS 1,326,121
NEW ZEALAND - 1.2%
NZD 3,720,000 New Zealand Government International Bond 0.500 05/15/24 2,193,537
NZD 1,800,000 New Zealand Government International Bond 2.750 04/15/25 1,075,653
NZD 1,000,000 New Zealand Government International Bond 4.500 04/15/27 627,200
NZD 1,185,000 New Zealand Government International Bond 2.000 05/15/32 622,421
TOTAL NEW ZEALAND 4,518,811
NIGERIA - 0.2%
$ 925,000 g Nigeria Government International Bond 8.375 03/24/29 751,562
TOTAL NIGERIA 751,562
NORWAY - 1.0%
NOK 9,000,000 City of Oslo Norway 2.050 10/31/24 818,522
NOK 34,375,000 g Norway Government International Bond 2.000 04/26/28 3,055,924
NOK 575,000 g Norway Government International Bond 1.250 09/17/31 46,415
TOTAL NORWAY 3,920,861
PAKISTAN - 0.1%
1,000,000 g Pakistan Government International Bond 6.000 04/08/26 359,200
TOTAL PAKISTAN 359,200
PARAGUAY - 0.2%
925,000 g Paraguay Government International Bond 5.400 03/30/50 786,511
TOTAL PARAGUAY 786,511
PERU - 0.4%
PEN 6,201,000 g Peruvian Government International Bond 5.400 08/12/34 1,410,827
TOTAL PERU 1,410,827
POLAND - 0.1%
280,000 Poland Government International Bond 5.500 04/04/53 290,355
TOTAL POLAND 290,355
REPUBLIC OF SERBIA - 1.1%
EUR 1,700,000 g Serbia Government International Bond 1.500 06/26/29 1,437,334
375,000 g Serbia Government International Bond 6.500 09/26/33 380,176
EUR 725,000 g Serbia Government International Bond 2.050 09/23/36 483,594
RSD 120,000,000 Serbia Treasury Bonds 5.875 02/08/28 1,132,223
RSD 101,500,000 Serbia Treasury Bonds 4.500 08/20/32 809,799
TOTAL REPUBLIC OF SERBIA 4,243,126
ROMANIA - 0.9%
RON 8,150,000 Romanian Government International Bond 4.000 10/25/23 1,800,761
660,000 g Romanian Government International Bond 3.000 02/27/27 601,909
EUR 800,000 g Romanian Government International Bond 2.000 01/28/32 630,107
EUR 850,000 g Romanian Government International Bond 2.000 04/14/33 647,402
TOTAL ROMANIA 3,680,179
RWANDA - 0.4%
1,950,000 g Rwanda International Government Bond 5.500 08/09/31 1,399,570
TOTAL RWANDA 1,399,570
SENEGAL - 0.4%
EUR 1,000,000 g Senegal Government International Bond 4.750 03/13/28 910,335

33
See Notes to Financial Statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SENEGAL—continued
EUR 825,000 g Senegal Government International Bond 5.375% 06/08/37 $ 575,513
TOTAL SENEGAL 1,485,848
SOUTH AFRICA - 0.7%
ZAR 16,500,000 Republic of South Africa Government International
Bond
7.000 02/28/31 731,872
$ 475,000 Republic of South Africa Government International
Bond
5.875 04/20/32 431,006
ZAR 20,900,000 Republic of South Africa Government International
Bond
8.875 02/28/35 959,370
ZAR 7,800,000 Republic of South Africa Government International
Bond
8.750 01/31/44 323,066
500,000 Republic of South Africa Government International
Bond
7.300 04/20/52 425,820
TOTAL SOUTH AFRICA 2,871,134
SPAIN - 1.5%
EUR 1,095,000 g Spain Government International Bond 1.400 07/30/28 1,113,591
EUR 1,875,000 g Spain Government International Bond 0.600 10/31/29 1,771,256
EUR 1,250,000 g Spain Government International Bond 0.100 04/30/31 1,083,243
EUR 2,650,000 g Spain Government International Bond 1.200 10/31/40 1,968,081
TOTAL SPAIN 5,936,171
SUPRANATIONAL - 2.5%
GBP 695,000 African Development Bank 0.500 06/22/26 774,885
INR 52,500,000 Asian Development Bank 6.200 10/06/26 631,389
INR 41,700,000 Asian Infrastructure Investment Bank 6.000 12/08/31 479,568
1,250,000 g Banque Ouest Africaine de Developpement 4.700 10/22/31 1,018,135
EUR 650,000 g Banque Ouest Africaine de Developpement 2.750 01/22/33 525,545
112,692 † European Bank for Reconstruction & Development 10.000 02/28/23 112,692
AUD 2,150,000 Inter-American Development Bank 4.750 08/27/24 1,441,710
INR 33,000,000 Inter-American Development Bank 7.000 04/17/33 398,913
CAD 1,600,000 International Bank for Reconstruction & Development 1.900 01/16/25 1,137,342
IDR 31,200,000,000 International Bank for Reconstruction & Development 6.250 01/12/28 2,138,031
GBP 700,000 International Finance Corp 0.250 12/15/25 787,642
GBP 400,000 z International Finance Facility for Immunisation Co 2.750 06/07/25 483,462
TOTAL SUPRANATIONAL 9,929,314
THAILAND - 0.8%
THB 30,000,000 Thailand Government International Bond 1.450 12/17/24 872,589
THB 27,700,000 Thailand Government International Bond 2.875 12/17/28 838,820
THB 27,500,000 Thailand Government International Bond 3.300 06/17/38 845,755
THB 29,000,000 Thailand Government International Bond 2.000 06/17/42 726,520
TOTAL THAILAND 3,283,684
UKRAINE - 0.1%
EUR 1,000,000 g Ukraine Government International Bond 6.750 06/20/28 174,585
EUR 425,000 g Ukraine Government International Bond 4.375 01/27/32 74,929
TOTAL UKRAINE 249,514
UNITED KINGDOM - 3.2%
GBP 1,380,000 United Kingdom Gilt 0.250 01/31/25 1,620,722
GBP 290,000 United Kingdom Gilt 0.125 01/31/28 309,095
GBP 900,000 United Kingdom Gilt 1.625 10/22/28 1,021,709
GBP 650,000 United Kingdom Gilt 0.500 01/31/29 682,323
GBP 450,000 United Kingdom Gilt 0.250 07/31/31 430,180
GBP 3,895,000 United Kingdom Gilt 1.750 09/07/37 3,720,595
GBP 1,450,000 United Kingdom Gilt 1.250 10/22/41 1,162,823
GBP 900,000 United Kingdom Gilt 0.875 01/31/46 595,898
GBP 2,760,000 United Kingdom Gilt 0.625 10/22/50 1,518,125

International Bond Fund April 30, 2023
34
See Notes to Financial Statements
Consolidated Portfolio of Investments
(Unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UNITED KINGDOM—continued
GBP 2,150,000 United Kingdom Gilt 1.500% 07/31/53 $ 1,509,074
TOTAL UNITED KINGDOM 12,570,544
UNITED STATES - 0.8%
$ 2,090,000 g,i Connecticut Avenue Securities Trust 7.915 03/25/42 2,113,386
1,128,897 g,i Freddie Mac STACR REMIC Trust 6.465 01/25/34 1,120,541
TOTAL UNITED STATES 3,233,927
URUGUAY - 0.4%
UYU 21,800,000 g Uruguay Government International Bond 8.500 03/15/28 526,279
UYU 40,600,000 Uruguay Government International Bond 8.250 05/21/31 939,858
TOTAL URUGUAY 1,466,137
UZBEKISTAN - 0.2%
UZS 7,600,000,000 g Republic of Uzbekistan International Bond 14.000 07/19/24 651,279
TOTAL UZBEKISTAN 651,279
TOTAL GOVERNMENT BONDS 264,475,392
(Cost $312,992,995)
STRUCTURED ASSETS - 4.9%
IRELAND - 2.2%
837,809 g,i Atom Mortgage Securities DAC SONIA Interest Rate Benchmark
+ 1.900%
6.100 07/22/31 944,922
Series - 2021 1A (Class D)
1,221,857 g,i Bruegel 2021 DAC EURIBOR 3 M + 2.470% 5.124 05/22/31 1,240,315
Series - 2021 1A (Class D)
1,895,365 g,i Frost CMBS DAC SONIA Interest Rate Benchmark
+ 2.900%
6.993 11/20/33 2,151,132
Series - 2021 1A (Class GBD)
883,671 g,i Last Mile Logistics Pan Euro Finance DAC EURIBOR 3 M + 2.700% 1.000 08/17/33 885,037
Series - 2021 1A (Class E)
1,079,778 g,i Last Mile Securities PE 2021 DAC EURIBOR 3 M + 2.350% 5.032 08/17/31 1,091,328
Series - 2021 1A (Class D)
347,448 g,i Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.300%
5.382 05/17/31 414,472
Series - 2021 UK1A (Class B)
1,035,395 g,i Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.650%
5.732 05/17/31 1,218,021
Series - 2021 UK1A (Class C)
297,813 g,i Taurus UK DAC SONIA Interest Rate Benchmark
+ 2.600%
6.682 05/17/31 356,126
Series - 2021 UK1A (Class D)
564,300 g,i Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.500%
5.582 08/17/31 678,577
Series - 2021 UK4A (Class B)
TOTAL IRELAND 8,979,930
ITALY - 0.2%
893,385 g,i Cassia SRL EURIBOR 3 M + 3.500% 6.154 05/22/34 919,148
Series - 2022 1A (Class B)
TOTAL ITALY 919,148
UNITED STATES - 2.5%
2,000,000 g,i Alen Mortgage Trust LIBOR 1 M + 2.250% 7.198 04/15/34 1,558,974
Series - 2021 ACEN (Class C)
1,144,959 Carvana Auto Receivables Trust 1.270 03/10/28 1,096,729
Series - 2021 N2 (Class D)
1,500,000 i COMM Mortgage Trust 4.490 08/10/48 1,371,741
Series - 2015 CR24 (Class C)
537,152 g Diamond Resorts Owner Trust 2.700 11/21/33 492,470
Series - 2021 1A (Class C)

35
See Notes to Financial Statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UNITED STATES—continued
$ 1,500,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.667% 7.615% 11/15/38 $ 1,418,399
Series - 2021 ELP (Class F)
244,009 g MVW LLC 1.940 01/22/41 222,304
Series - 2021 1WA (Class C)
1,000,000 g,i NCMF Trust 8.225 03/15/39 969,939
Series - 2022 MFP (Class D)
500,000 g Oportun Issuance Trust 1.960 05/08/31 443,451
Series - 2021 B (Class B)
500,000 g Oportun Issuance Trust 3.650 05/08/31 449,963
Series - 2021 B (Class C)
1,250,000 g Purchasing Power Funding LLC 4.370 10/15/25 1,166,557
Series - 2021 A (Class D)
TOTAL UNITED STATES 9,190,527
TOTAL STRUCTURED ASSETS 19,089,605
(Cost $21,232,605)
TOTAL BONDS 363,200,160
(Cost $425,425,079)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 5.1%
COMMERCIAL PAPER - 3.9%
15,000,000 g HSBC USA, Inc 0.000 05/01/23 14,993,909
TOTAL COMMERCIAL PAPER 14,993,909
REPURCHASE AGREEMENT - 1.1%
4,355,000 r Fixed Income Clearing Corp (FICC) 4.800 05/01/23 4,355,000
TOTAL REPURCHASE AGREEMENT 4,355,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
425,143 c State Street Navigator Securities Lending Government
Money Market Portfolio
4.840 425,143
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 425,143
TOTAL SHORT-TERM INVESTMENTS 19,774,052
(Cost $19,780,143)
TOTAL INVESTMENTS - 98.2% 384,111,734
(Cost $446,397,207)
OTHER ASSETS & LIABILITIES, NET - 1.8% 7,144,222
NET ASSETS - 100.0% $ 391,255,956

International Bond Fund April 30, 2023
36
See Notes to Financial Statements
Consolidated Portfolio of Investments
(Unaudited) (continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
DOP Dominican Republic Peso
EGP Egyptian Pound
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
REMIC Real Estate Mortgage Investment Conduit
RON Romanian Leu
RSD Serbian Dinar
SOFR Secure Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $412,935.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o
Payment in Kind Bond
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 4.800% dated 4/28/23 to be repurchased at $4,355,000 on 5/1/23, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 4/15/25, valued at $4,442,198.
y
All or a portion of this security is owned by TIAA-CREF International Bond Taxable Offshore Limited which is a 100% owned subsidiary of the fund.
z
All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited which is a 100% owned subsidiary of the fund.

37
See Notes to Financial Statements
Forward foreign currency contracts outstanding as of April 30, 2023 were as follows:
Currency
to be
purchased Receive
Currency to
be sold Deliver Counterparty Settlement date
Unrealized
appreciation
(depreciation)
$ 2,994,450 EUR 2,699,428 Bank of America 07/14/23   $ 2,242
$ 259,712 GBP 207,913 Bank of America 07/14/23 (2,224)
$ 1,299,137 HUF 443,312,841 Bank of America 05/15/23 (3,522)
Total   $ (3,504)
$ 14,520,360 CAD 19,756,129 Barclays Bank Plc Wholesale 07/14/23   $ (83,501)
$ 43,723,345 CNY 299,736,295 Citibank N.A. 05/15/23   $ 384,317
$ 1,104,463 COP 4,925,086,663 Citibank N.A. 05/17/23 60,721
$ 812,575 CZK 17,121,520 Citibank N.A. 05/15/23 11,383
$ 29,602,384 GBP 23,677,622 Citibank N.A. 07/14/23 (198,515)
$ 1,286,004 ILS 4,690,239 Citibank N.A. 05/15/23 (6,821)
$ 37,408,240 JPY 4,927,664,014 Citibank N.A. 07/14/23 821,068
$ 12,749,914 KRW 16,635,960,500 Citibank N.A. 05/15/23 303,583
$ 3,910,803 NOK 41,452,078 Citibank N.A. 07/14/23 6,995
$ 350,366 PEN 1,325,714 Citibank N.A. 05/17/23 (6,901)
$ 910,664 RON 4,070,396 Citibank N.A. 05/15/23 968
$ 1,673,518 THB 57,067,314 Citibank N.A. 05/15/23 (327)
Total   $ 1,376,471
$ 125,632,757 EUR 113,310,950 Morgan Stanley 07/14/23   $ 246,992
$ 538,905 EUR 487,320 Morgan Stanley 07/14/23 (346)
$ 1,481,146 IDR 21,949,103,167 Morgan Stanley 05/15/23 (14,764)
$ 1,195,473 MXN 21,717,459 Morgan Stanley 05/15/23 (8,351)
$ 522,134 ZAR 9,456,333 Morgan Stanley 05/15/23 5,935
Total   $ 229,466
$ 10,258,228 AUD 15,483,251 Standard Chartered Bank 07/14/23   $ (19,988)
$ 4,478,066 NZD 7,311,137 Standard Chartered Bank 07/17/23 (41,398)
Total   $ (61,386)
Total   $ 1,457,546
AUD Australian Dollar
CAD Canadian Dollar
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
ILS Israeli New Shekel
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
RON Romanian Leu
THB Thai Baht
ZAR South African Rand

38
Statement of Assets and Liabilities
See Notes to Financial Statements
April 30, 2023 (Unaudited)
6.1
Emerging Markets Debt
Fund
6.2
International Bond
Fund
§
ASSETS
Portfolio investments, at value
*†
$ 451,253,501 $ 384,111,734
Cash – 30,330
Cash - foreign
^
241,387 950,815
Due from affiliates 171,933 193,052
Receivables:
Dividends and interest 7,869,527 3,484,124
Fund shares sold 2,197,410 1,875,255
Investments sold 500,000 –
Unrealized appreciation on forward foreign currency contracts – 1,844,204
Other 11,812 7,063
Total assets 462,245,570 392,496,577
LIABILITIES
Management fees payable 201,509 159,363
Service agreement fees payable 5,274 1,029
Distribution fees payable 2,919 314
Due to affiliates 12,262 12,073
Overdraft payable 1,126 –
Payables:
Collateral for securities loaned 10,005,681 425,143
Fund shares redeemed 98,306 1,203
Investments purchased - regular settlement 1,800,000 154
Investments purchased - delayed delivery 1,118,061 198,482
Trustee compensation 11,014 6,634
Unrealized depreciation on forward foreign currency contracts – 386,658
Accrued expenses and other payables 58,844 49,568
Total liabilities 13,314,996 1,240,621
Net assets $ 448,930,574 $ 391,255,956
NET ASSETS CONSIST OF:
Paid-in-capital $ 578,056,636 $ 491,687,088
Total distributable earnings (loss) (129,126,062) (100,431,132)
Net assets $ 448,930,574 $ 391,255,956
§
Consolidated Statement of Assets and Liabilities (see Notes to Financial Statements)
*
Includes securities loaned of $ 10,859,685 $ 412,935
†
Portfolio investments, cost $ 552,587,619 $ 446,397,207
^
Foreign cash, cost $ 268,972 $ 1,181,785

39
Statement of Assets and Liabilities
See Notes to Financial Statements
concluded
concluded
April 30, 2023 (Unaudited)
6.1
Emerging Markets Debt
Fund
6.2
International Bond
Fund
§
INSTITUTIONAL CLASS:
Net assets $ 57,155,504 $ 716,911
Shares outstanding 7,217,823 90,017
Net asset value per share $ 7.92 $ 7.96
ADVISOR CLASS:
Net assets $ 10,935,126 $ 807,474
Shares outstanding 1,377,155 101,317
Net asset value per share $ 7.94 $ 7.97
PREMIER CLASS:
Net assets $ 201,555 $ 82,462
Shares outstanding 25,460 10,285
Net asset value per share $ 7.92 $ 8.02
RETIREMENT CLASS:
Net assets $ 16,994,052 $ 4,670,896
Shares outstanding 2,147,890 587,203
Net asset value per share $ 7.91 $ 7.95
RETAIL CLASS:
Net assets $ 14,067,983 $ 1,491,875
Shares outstanding 1,777,213 187,428
Net asset value per share $ 7.92 $ 7.96
CLASS W:
Net assets $ 349,576,354 $ 383,486,338
Shares outstanding 44,144,274 48,051,583
Net asset value per share $ 7.92 $ 7.98
Authorized shares - per class Unlimited Unlimited
Par value per share $ 0.0001 $ 0.0001

40
Statement of Operations
See Notes to Financial Statements
Six Months Ended April 30, 2023 (Unaudited)
6.1
Emerging Markets Debt
Fund
6.2
International Bond
Fund
§
INVESTMENT INCOME
Interest $ 15,870,217 $ 6,330,169
Securities lending income, net 36,135 1,072
Tax withheld – (25,595)
Total investment income 15,906,352 6,305,646
EXPENSES
Management fees 1,289,367 948,545
12b-1 distribution and service fees — Premier Class 149 61
12b-1 distribution and service fees — Retail Class 18,724 1,846
Shareholder servicing agent fees — Institutional Class 652 27
Shareholder servicing agent fees — Advisor Class 3,936 207
Shareholder servicing agent fees — Premier Class 24 15
Shareholder servicing agent fees — Retirement Class 19,749 5,741
Shareholder servicing agent fees — Retail Class 3,514 695
Shareholder servicing agent fees — Class W 281 –
Administrative service fees 27,204 26,845
Trustees fees 4,117 3,303
Custodian fees 21,579 55,722
Overdraft expense 2,729 8,373
Professional fees 32,614 70,113
Registration fees 39,405 36,678
Shareholder reporting expenses 14,037 11,709
Other 7,237 23,285
Total expenses 1,485,318 1,193,165
Expenses reimbursed by the investment adviser (1,150,371) (1,152,407)
Fee waiver by investment adviser and Nuveen Securities – (72)
Net expenses 334,947 40,686
Net investment income (loss) 15,571,405 6,264,960
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Portfolio investments (18,798,226) (4,847,322)
Forward foreign currency contracts (42,412) (16,864,292)
Foreign currency transactions (64,873) (3,833,732)
Net realized gain (loss) (18,905,511) (25,545,346)
Change in unrealized appreciation (depreciation) on:
Portfolio investments 58,233,619 40,306,132
Forward foreign currency contracts – (2,583,146)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies 17,860 224,510
Net change in unrealized appreciation (depreciation) 58,251,479 37,947,496
Net realized and unrealized gain (loss) 39,345,968 12,402,150
Net increase (decrease) in net assets from operations $ 54,917,373 $ 18,667,110
§
Consolidated Statement of Operations (see Notes to Financial Statements)

41
Statement of Changes in Net Assets
See Notes to Financial Statements
6.1
Emerging Markets Debt Fund
6.2
International Bond Fund
§
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 15,571,405 $ 36,019,918 $ 6,264,960 $ 11,894,949
Net realized gain (loss) (18,905,511) (14,121,417) (25,545,346) 28,812,200
Net change in unrealized appreciation (depreciation) 58,251,479 (155,261,141) 37,947,496 (101,332,302)
Net increase (decrease) in net assets from operations 54,917,373 (133,362,640) 18,667,110 (60,625,153)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Institutional Class (1,542,540) (2,562,552) (28,907) (58,285)
Advisor Class (327,263) (980,991) (5,538) (24,223)
Premier Class (6,046) (12,046) (3,718) (7,463)
Retirement Class (463,807) (899,765) (204,917) (397,067)
Retail Class (447,429) (760,240) (65,023) (126,081)
Class W (13,384,501) (28,691,134) (17,160,957) (41,868,656)
Total distributions (16,171,586) (33,906,728) (17,469,060) (42,481,775)
SHAREHOLDER TRANSACTIONS
Subscriptions 97,872,406 250,965,212 66,804,728 101,338,544
Reinvestments of distributions 2,730,788 5,111,936 298,459 4,655,114
Redemptions (197,262,024) (184,536,424) (53,093,187) (151,809,511)
Net increase (decrease) from shareholder transactions (96,658,830) 71,540,724 14,010,000 (45,815,853)
Net increase (decrease) in net assets (57,913,043) (95,728,644) 15,208,050 (148,922,781)
NET ASSETS
Beginning of period 506,843,617 602,572,261 376,047,906 524,970,687
End of period $ 448,930,574 $ 506,843,617 $ 391,255,956 $ 376,047,906
§
Consolidated Statement of Changes in Net Assets (see Notes to Financial Statements)

Financial Highlights
See Notes to Financial Statements
42
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
6.1
EMERGING MARKETS DEBT FUND
Institutional Class:
4/30/23
#
$ 7 .34 $ 0 .24 $ 0 .58 $ 0 .82 $ ( 0 .24 ) $ — $ ( 0 .24 ) $ 7 .92
10/31/22 9 .97 0 .52 ( 2 .66 ) ( 2 .14 ) ( 0 .49 ) — ( 0 .49 ) 7 .34
10/31/21 9 .65 0 .47 0 .29 0 .76 ( 0 .44 ) — ( 0 .44 ) 9 .97
10/31/20 10 .10 0 .50 ( 0 .48 ) 0 .02 ( 0 .47 ) — ( 0 .47 ) 9 .65
10/31/19 9 .18 0 .58 0 .85 1 .43 ( 0 .51 ) — ( 0 .51 ) 10 .10
10/31/18 10 .47 0 .58 ( 1 .13 ) ( 0 .55 ) ( 0 .53 ) ( 0 .21 ) ( 0 .74 ) 9 .18
Advisor Class:
4/30/23
#
7 .36 0 .24 0 .58 0 .82 ( 0 .24 ) — ( 0 .24 ) 7 .94
10/31/22 10 .00 0 .51 ( 2 .67 ) ( 2 .16 ) ( 0 .48 ) — ( 0 .48 ) 7 .36
10/31/21 9 .67 0 .46 0 .30 0 .76 ( 0 .43 ) — ( 0 .43 ) 10 .00
10/31/20 10 .13 0 .51 ( 0 .51 ) 0 .00
d
( 0 .46 ) — ( 0 .46 ) 9 .67
10/31/19 9 .20 0 .57 0 .87 1 .44 ( 0 .51 ) — ( 0 .51 ) 10 .13
10/31/18 10 .48 0 .59 ( 1 .14 ) ( 0 .55 ) ( 0 .52 ) ( 0 .21 ) ( 0 .73 ) 9 .20
Premier Class:
4/30/23
#
7 .34 0 .24 0 .58 0 .82 ( 0 .24 ) — ( 0 .24 ) 7 .92
10/31/22 9 .97 0 .50 ( 2 .66 ) ( 2 .16 ) ( 0 .47 ) — ( 0 .47 ) 7 .34
10/31/21 9 .65 0 .47 0 .28 0 .75 ( 0 .43 ) — ( 0 .43 ) 9 .97
10/31/20 10 .09 0 .51 ( 0 .50 ) 0 .01 ( 0 .45 ) — ( 0 .45 ) 9 .65
10/31/19 9 .17 0 .57 0 .85 1 .42 ( 0 .50 ) — ( 0 .50 ) 10 .09
10/31/18 10 .46 0 .55 ( 1 .11 ) ( 0 .56 ) ( 0 .52 ) ( 0 .21 ) ( 0 .73 ) 9 .17
Retirement Class:
4/30/23
#
7 .34 0 .23 0 .58 0 .81 ( 0 .24 ) — ( 0 .24 ) 7 .91
10/31/22 9 .97 0 .50 ( 2 .66 ) ( 2 .16 ) ( 0 .47 ) — ( 0 .47 ) 7 .34
10/31/21 9 .64 0 .45 0 .30 0 .75 ( 0 .42 ) — ( 0 .42 ) 9 .97
10/31/20 10 .09 0 .49 ( 0 .50 ) ( 0 .01 ) ( 0 .44 ) — ( 0 .44 ) 9 .64
10/31/19 9 .18 0 .56 0 .84 1 .40 ( 0 .49 ) — ( 0 .49 ) 10 .09
10/31/18 10 .46 0 .55 ( 1 .11 ) ( 0 .56 ) ( 0 .51 ) ( 0 .21 ) ( 0 .72 ) 9 .18
Retail Class:
4/30/23
#
7 .34 0 .23 0 .58 0 .81 ( 0 .23 ) — ( 0 .23 ) 7 .92
10/31/22 9 .97 0 .50 ( 2 .67 ) ( 2 .17 ) ( 0 .46 ) — ( 0 .46 ) 7 .34
10/31/21 9 .64 0 .43 0 .30 0 .73 ( 0 .40 ) — ( 0 .40 ) 9 .97
10/31/20 10 .09 0 .48 ( 0 .49 ) ( 0 .01 ) ( 0 .44 ) — ( 0 .44 ) 9 .64
10/31/19 9 .18 0 .56 0 .83 1 .39 ( 0 .48 ) — ( 0 .48 ) 10 .09
10/31/18 10 .46 0 .55 ( 1 .12 ) ( 0 .57 ) ( 0 .50 ) ( 0 .21 ) ( 0 .71 ) 9 .18
Class W:
4/30/23
#
7 .34 0 .27 0 .59 0 .86 ( 0 .27 ) — ( 0 .27 ) 7 .93
10/31/22 9 .98 0 .57 ( 2 .67 ) ( 2 .10 ) ( 0 .54 ) — ( 0 .54 ) 7 .34
10/31/21 9 .65 0 .53 0 .30 0 .83 ( 0 .50 ) — ( 0 .50 ) 9 .98
10/31/20 10 .11 0 .57 ( 0 .50 ) 0 .07 ( 0 .53 ) — ( 0 .53 ) 9 .65
10/31/19 9 .19 0 .65 0 .84 1 .49 ( 0 .57 ) — ( 0 .57 ) 10 .11
10/31/18
†
9 .37 0 .05 ( 0 .23 ) ( 0 .18 ) — — — 9 .19
#
Unaudited
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
d
Value rounded to zero.

See Notes to Financial Statements
43
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
11 .30% $ 57,156 0 .61%
c
0 .61%
c
6 .22%
c
10%
( 22 .07 ) 35,533 0 .62 0 .62 5 .93 37
7 .90 77,422 0 .61 0 .61 4 .67 57
0 .44 47,256 0 .62 0 .62 5 .22 77
16 .00 40,886 0 .63 0 .63 6 .01 78
( 5 .58 ) 16,835 0 .65 0 .65 5 .82 75
11 .22 10,935 0 .68
c
0 .68
c
6 .13
c
10
( 22 .17 ) 17,890 0 .69 0 .69 5 .96 37
7 .91 19,272 0 .69 0 .69 4 .55 57
0 .26 20,506 0 .69 0 .69 5 .29 77
16 .00 18,116 0 .71 0 .71 5 .82 78
( 5 .56 ) 2,330 0 .71 0 .71 5 .94 75
11 .21 202 0 .79
c
0 .79
c
6 .04
c
10
( 22 .21 ) 187 0 .78 0 .78 5 .86 37
7 .74 253 0 .80 0 .80 4 .61 57
0 .29 244 0 .78 0 .78 5 .19 77
15 .84 882 0 .79 0 .79 5 .91 78
( 5 .72 ) 1,040 0 .80 0 .80 5 .74 75
11 .05 16,994 0 .86
c
0 .83
c
6 .03
c
10
( 22 .21 ) 13,771 0 .87 0 .80 5 .84 37
7 .78 19,212 0 .86 0 .82 4 .44 57
0 .18 17,840 0 .87 0 .87 5 .07 77
15 .61 19,204 0 .88 0 .88 5 .79 78
( 5 .73 ) 14,626 0 .90 0 .90 5 .55 75
11 .15 14,068 0 .91
c
0 .91
c
5 .97
c
10
( 22 .32 ) 8,722 0 .93 0 .93 5 .68 37
7 .61 15,698 0 .94 0 .94 4 .30 57
0 .12 19,832 0 .93 0 .93 5 .01 77
15 .55 22,567 0 .92 0 .92 5 .77 78
( 5 .79 ) 6,326 0 .99 0 .99 5 .63 75
11 .65 349,576 0 .61
c
0.00
c
6 .77
c
10
( 21 .65 ) 430,741 0 .62 0.00 6 .64 37
8 .66 470,716 0 .61 0.00 5 .24 57
0 .98 474,236 0 .62 0.00 5 .89 77
16 .72 433,771 0 .63 0.00 6 .68 78
( 1 .92 ) 401,249 0 .64
c
0.00
c
6 .37
c
75

Financial Highlights
(continued)
See Notes to Financial Statements
44
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
–
INTERNATIONAL BOND FUND
§
Institutional Class:
4/30/23
#
$ 7.96 $ 0.11 $ 0.25 $ 0.36 $ (0.36) $ — $ (0.36) $ 7.96
10/31/22 9.94 0.18 (1.41) (1.23) (0.67) (0.08) (0.75) 7.96
10/31/21 10.24 0.15 (0.17) (0.02) (0.18) (0.10) (0.28) 9.94
10/31/20 10.27 0.14 0.10 0.24 (0.27) — (0.27) 10.24
10/31/19 9.71 0.19 0.91 1.10 (0.54) — (0.54) 10.27
10/31/18 9.89 0.19 (0.18) 0.01 (0.19) — (0.19) 9.71
Advisor Class:
4/30/23
#
7.97 0.10 0.26 0.36 (0.36) — (0.36) 7.97
10/31/22 9.92 0.18 (1.40) (1.22) (0.65) (0.08) (0.73) 7.97
10/31/21 10.23 0.14 (0.17) (0.03) (0.18) (0.10) (0.28) 9.92
10/31/20 10.27 0.14 0.09 0.23 (0.27) — (0.27) 10.23
10/31/19 9.71 0.18 0.91 1.09 (0.53) — (0.53) 10.27
10/31/18 9.90 0.18 (0.18) 0.00
d
(0.19) — (0.19) 9.71
Premier Class:
4/30/23
#
8.01 0.10 0.27 0.37 (0.36) — (0.36) 8.02
10/31/22 9.99 0.17 (1.42) (1.25) (0.65) (0.08) (0.73) 8.01
10/31/21 10.29 0.13 (0.16) (0.03) (0.17) (0.10) (0.27) 9.99
10/31/20 10.34 0.13 0.08 0.21 (0.26) — (0.26) 10.29
10/31/19 9.77 0.17 0.92 1.09 (0.52) — (0.52) 10.34
10/31/18 9.89 0.17 (0.17) 0.00
d
(0.12) — (0.12) 9.77
Retirement Class:
4/30/23
#
7.95 0.10 0.26 0.36 (0.36) — (0.36) 7.95
10/31/22 9.91 0.16 (1.41) (1.25) (0.63) (0.08) (0.71) 7.95
10/31/21 10.22 0.12 (0.17) (0.05) (0.16) (0.10) (0.26) 9.91
10/31/20 10.27 0.12 0.09 0.21 (0.26) — (0.26) 10.22
10/31/19 9.71 0.16 0.91 1.07 (0.51) — (0.51) 10.27
10/31/18 9.88 0.16 (0.18) (0.02) (0.15) — (0.15) 9.71
Retail Class:
4/30/23
#
7.96 0.09 0.27 0.36 (0.36) — (0.36) 7.96
10/31/22 9.91 0.15 (1.41) (1.26) (0.61) (0.08) (0.69) 7.96
10/31/21 10.22 0.11 (0.17) (0.06) (0.15) (0.10) (0.25) 9.91
10/31/20 10.28 0.11 0.09 0.20 (0.26) — (0.26) 10.22
10/31/19 9.71 0.15 0.92 1.07 (0.50) — (0.50) 10.28
10/31/18 9.88 0.15 (0.18) (0.03) (0.14) — (0.14) 9.71
Class W:
4/30/23
#
7.96 0.13 0.27 0.40 (0.38) — (0.38) 7.98
10/31/22 9.99 0.24 (1.42) (1.18) (0.77) (0.08) (0.85) 7.96
10/31/21 10.29 0.21 (0.17) 0.04 (0.24) (0.10) (0.34) 9.99
10/31/20 10.28 0.21 0.08 0.29 (0.28) — (0.28) 10.29
10/31/19 9.71 0.25 0.92 1.17 (0.60) — (0.60) 10.28
10/31/18
†
9.74 0.02 (0.05) (0.03) — — — 9.71
#
Unaudited
§
Consolidated Financial Highlights (see Notes to Financial Statements)
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
d
Value rounded to zero.

See Notes to Financial Statements
45
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
4.64% $ 717 0.63%
c
0.59%
c
2.74%
c
16%
(12.72) 630 0.61 0.59% 2.03 39
(0.26) 732 0.60 0.60 1.46 37
2.39 883 0.62 0.60 1.43 50
11.63 717 0.67 0.62 1.87 51
0.07 487 0.70 0.65 1.87 62
4.62 807 0.7 1
c
0.67
c
2. 65
c
16
(12.61) 106 0.69 0.67 2.10 39
(0.39) 117 0.68 0.68 1.38 37
2.30 132 0.64 0.62 1.42 50
11.60 106 0.70 0.65 1.85 51
(0.06) 102 0.71 0.66 1.83 62
4.70 82 0.81
c
0.75
c
2. 57
c
16
(12.89) 82 0.78 0.75 1.86 39
(0.42) 103 0.80 0.75 1.31 37
2.14 106 0.80 0.77 1.28 50
11.48 106 0.83 0.79 1.71 51
(0.04) 100 0.86 0.80 1.69 62
4.58 4,671 0.88
c
0.84
c
2. 49
c
16
(12.97) 4,435 0.86 0.84 1.77 39
(0.58) 5,682 0.84 0.84 1.21 37
2.13 8,041 0.87 0.85 1.18 50
11.36 5,903 0.91 0.87 1.62 51
(0.18) 4,326 0.95 0.90 1.61 62
4.54 1,492 0.97
c
0.92
c
2. 40
c
16
(13.01) 1,448 1.10 0.94 1.68 39
(0.68) 1,731 1.49 0.94 1.12 37
1.98 1,840 1.09 0.96 1.08 50
11.36 1,297 1.17 0.99 1.50 51
(0.36) 1,077 1.13 1.00 1.50 62
5.06 383,486 0.62
c
0.01
c
3. 32
c
16
(12.23) 369,347 0.61 0.00 2.60 39
0.29 516,606 0.59 0.00 2.07 37
2.95 427,813 0.62 0.00 2.05 50
12.44 404,046 0.66 0.00 2.49 51
(0.31) 336,319 0.67
c
0.00
c
2.98
c
62

46
Notes to Financial Statements
(Unaudited)
1. Organization
TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission
(“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
The following are the TIAA-CREF Funds included in this report: Emerging Markets Debt Fund and International Bond Fund (collectively the “Funds” or individually, the “Fund”).
Current Fiscal Period:  The end of the reporting period for the Funds is April 30, 2023, and the period covered by these Notes to
Financial Statements is the six months ended April 30, 2023 (the "current fiscal period").
Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America
(“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.
The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
The Funds offer six share classes: Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W
shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss)” on the Statement of
Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Net change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

47
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of
Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of
Operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Basis for Consolidation: The International Bond Fund is presented on a consolidated basis with the TIAA-CREF International Bond Fund
Offshore Limited (the “Regulation S Subsidiary”) and the TIAA-CREF International Bond Fund Taxable Offshore Limited (the “TEFRA
Bond Subsidiary”). Both the Regulation S Subsidiary and TEFRA Bond Subsidiary (the “Subsidiaries”) are wholly owned subsidiaries of the International Bond Fund organized under the laws of the Cayman Islands. The Regulation S Subsidiary commenced operations on March 1, 2017 and is intended to provide the Fund with exposure to Regulation S fixed income securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private placement transactions with the SEC pursuant to
Regulation S under the Securities Act of 1933, as amended. The TEFRA Bond Subsidiary commenced operations on September 1,
2022 and is intended to provide the Fund with exposure to TEFRA fixed income securities. TEFRA securities are securities that are sold subject to selling restrictions generally designed to restrict the purchase of such bonds to non-U.S. persons (as defined for applicable U.S. federal income tax purposes). Both Subsidiaries are advised by the Adviser and have the same investment objective as the Fund (except that the Regulation S Subsidiary may invest without limitation in Regulation S securities and the TEFRA Bond
Subsidiary may invest without limitation in TEFRA bonds). All inter-company transactions and balances have been eliminated.
Select financial information related to the Subsidiary is as follows:
New Accounting Pronouncement: In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate
Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the
Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU
2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds' investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds' financial statements and various filings.
New Accounting Pronouncement:  In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value
Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance.
Management is currently assessing the impact of these provisions on the Funds' financial statements.
Regulation S Subsidiary TEFRA Bond Subsidiary
Total market value of investments $31,425,116 $3,300,517
Net assets 31,789,308 3,300,359
Net investment income (loss) 373,572 19,827
Net realized gain (loss) (677,291) (159,447)
Net change in unrealized appreciation (depreciation) 4,678,227 217,150
% of Fund's consolidated net assets 8% 1%

Notes to Financial Statements
(Unaudited) (continued)
48
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
As of the end of the reporting period, the Emerging Markets Debt Fund had material transfers from Level 2 to Level 3 as a result of various market related factors. Please refer to the Level 3 reconciliation below.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

49
The following table is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in the determining value:
The following table summarizes the significant unobservable inputs used to value Level 3 investments as of April 30, 2023 :
* Single source broker quote.
§
Unobservable inputs were weighted by the relative fair value of the instruments.
4. Investments
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
Fund Level 1 Level 2 Level 3 Total
Emerging Markets Debt
Bank loan obligations $— $1,813,982 $— $1,813,982
Corporate bonds — 207,452,724 — 207,452,724
Government bonds — 207,718,192 — 207,718,192
Structured assets — — 2,597,700 2,597,700
Common stocks 3,323,648 624,805 — 3,948,453
Short-term investments 10,005,681 17,716,769 — 27,722,450
Total $13,329,329 $435,326,472 $2,597,700 $451,253,501
1 1 1 1 1
International Bond
Bank loan obligations $— $1,137,522 $— $1,137,522
Corporate bonds — 78,930,528 704,635 79,635,163
Government bonds — 264,362,700 112,692 264,475,392
Structured assets — 19,089,605 — 19,089,605
Short-term investments 425,143 19,348,909 — 19,774,052
Forward foreign currency contracts* — 1,457,546 — 1,457,546
Total $425,143 $384,326,810 $817,327 $385,569,280
1 1 1 1 1
* Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments
Fund Investments
Emerging Markets Debt
Balance as of October 31, 2022 $10,780,015
Purchases 183,721
Sales (2,926,263)
Gains (losses) (4,477,893)
Change in unrealized appreciation (depreciation) 6,519,782
Transfers out of Level 3 (7,481,662)
Transfers into Level 3 -
Balance as of April 30, 2023 $2,597,700
Fund Fair Value Valuation Technique Unobservable Input Range (Weighted Average)
§
Emerging Markets Debt
Structured assets 2,597,700 Broker quote *
Total $2,597,700

Notes to Financial Statements
(Unaudited) (continued)
50
As of the end of the reporting period, securities lending transactions are for fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the
Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the reporting period, the total value of securities on loan and the total value of collateral received were as follows:
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the current fiscal period, were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-
delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have segregated securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If the Funds have when-issued/
delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of
Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables.
At the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of
Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Forward Foreign Currency Contracts: Certain Funds may use forward foreign currency contracts ("forward contracts") to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.
Aggregate Value of
Securities on Loan
Fund
Fixed Income
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received
Total Collateral
Received
Emerging Markets Debt $10,859,685 $10,005,681 $1,333,864 $11,339,545
International Bond 412,935 425,143 – 425,143
*May include cash and investment of cash collateral.
Fund
Non-U.S. Government
Purchases
U.S. Government
Purchases
Non-U.S. Government
Sales
U.S. Government
Sales
6.1
Emerging Markets Debt $ 46,028,704 $ – $ 150,128,234 $ –
6.2
International Bond 53,601,088 2,169,689 55,709,656 1,856,188
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
International Bond Fund
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
$ 1,844,204 Unrealized depreciation
on forward contracts
$ (386,658)
1 1 1 1 1 1 1 1
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
6.1
Emerging Markets Debt Fund
Forward contracts Foreign currency exchange rate $ (42,412) $ –
6.2
International Bond Fund
Forward contracts Foreign currency exchange rate (16,864,292) (2,583,146)

51
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities.
The Funds realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations.
Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the
U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period ended was as follows:
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Fund Average Notional Amount of Forward Contracts Outstanding*
6.1
Emerging Markets Debt $ 351,082
6.2
International Bond 275,189,709
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Six Months Ended
4/30/23
Year Ended
10/31/22
6.1
Emerging Markets Debt Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 3,779,527 $ 30,008,368 2,769,736 $ 24,070,494
Advisor Class 241,284 1,945,584 1,650,967 13,453,882
Premier Class 12 99 69 654
Retirement Class 475,664 3,774,623 269,859 2,442,759
Retail Class 5,030,421 40,117,840 3,356,330 28,247,943
Class W 2,786,913 22,025,892 21,570,782 182,749,480
Total subscriptions 12,313,821 97,872,406 29,617,743 250,965,212
Reinvestments of distributions:
Institutional Class 192,394 1,500,478 289,085 2,488,331
Advisor Class 41,452 324,231 114,535 974,329
Premier Class 14 106 23 193
Retirement Class 59,468 463,571 105,150 899,292
Retail Class 56,677 442,402 85,814 749,791
Class W – – – –
Total reinvestments of distributions 350,005 2,730,788 594,607 5,111,936
Redemptions:
Institutional Class (1,592,620) (12,585,414) (5,982,255) (54,216,258)
Advisor Class (1,335,146) (10,633,694) (1,262,730) (10,450,767)
Premier Class – – – –
Retirement Class (264,053) (2,071,996) (425,603) (3,715,544)
Retail Class (4,497,543) (35,748,423) (3,829,112) (32,186,716)
Class W (17,291,878) (136,222,497) (10,092,773) (83,967,139)
Total redemptions (24,981,240) (197,262,024) (21,592,473) (184,536,424)
Net increase (decrease) from shareholder transactions (12,317,414) $ (96,658,830) 8,619,877 $ 71,540,724

Notes to Financial Statements
(Unaudited) (continued)
52
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
Six Months Ended
4/30/23
Year Ended
10/31/22
6.2
International Bond Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 7,257 $ 50,524 10,579 $ 108,013
Advisor Class 88,002 689,581 248,625 2,222,292
Premier Class – – – –
Retirement Class 68,167 539,504 70,321 663,466
Retail Class 11,584 91,375 15,027 136,282
Class W 8,230,096 65,433,744 10,945,962 98,208,491
Total subscriptions 8,405,106 66,804,728 11,290,514 101,338,544
Reinvestments of distributions:
Institutional Class 3,631 28,542 6,699 57,534
Advisor Class 152 1,199 1,937 15,563
Premier Class – – – –
Retirement Class 26,020 204,514 46,285 396,274
Retail Class 8,158 64,204 14,628 124,685
Class W – – 414,817 4,061,058
Total reinvestments of distributions 37,961 298,459 484,366 4,655,114
Redemptions:
Institutional Class (46) (360) (11,751) (102,231)
Advisor Class (120) (946) (249,055) (2,169,777)
Premier Class – – – –
Retirement Class (64,770) (511,725) (132,140) (1,188,367)
Retail Class (14,307) (113,321) (22,354) (186,770)
Class W (6,572,683) (52,466,835) (16,672,825) (148,162,366)
Total redemptions (6,651,926) (53,093,187) (17,088,125) (151,809,511)
Net increase (decrease) from shareholder transactions 1,791,141 $ 14,010,000 (5,313,245) $ (45,815,853)
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
6.1
Emerging Markets Debt $552,686,757 $1,518,926 $(102,952,182) $(101,433,256)
6.2
International Bond 448,055,429 2,705,122 (65,191,271) (62,486,149)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
6.1
Emerging Markets Debt $5,371,779 $– $(159,712,744) $(13,519,387) $– $(11,497) $(167,871,849)
6.2
International Bond 15,399,959 – (103,142,777) (13,879,279) – (7,085) (101,629,182)
Fund Short-Term Long-Term Total
6.1
Emerging Markets Debt $4,504,487 $9,014,900 $13,519,387
6.2
International Bond 8,575,552 5,303,727 13,879,279

53
8. Investment Adviser and Other Transactions with Affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the
Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
Each Subsidiary has entered into an investment management agreement with the Adviser. Under these agreements, the Adviser provides the same management services to the Subsidiaries as it does to the International Bond Fund. Advisors is not compensated directly by the Subsidiaries for their services, rather they are provided a management fee on the average net assets of the Fund which includes investments in the Subsidiaries. The Fund bears all operating expenses of the Regulation S Subsidiary. The TEFRA Bond
Subsidiary bears all of its operating expenses, which the Fund indirectly bears through its investments in the TEFRA Bond Subsidiary.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the reporting period, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
Effective May 1, 2022, for a one year period, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) are equal to the following noted annual percentage of average daily net assets for each class:
Investment
Management Fee
Range
Investment
Management Fee-
Effective Rate Maximum Expense Amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
6.1
Emerging Markets Debt* 0.450% —0.550% 0.550% 0.650% 0.800% 0.800% 0.900% 1.000% 0.650%
6.2
International Bond* 0.400% —0.500% 0.500 0.600 0.750 0.750 0.850 0.950 0.600
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 29, 2024 for the Emerging Markets Debt Fund and July 31, 2023
for the International Bond Fund. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
6.1
Emerging Markets Debt* 0.450% —0.550% 0.650% 0.800% 0.800% 0.825% 1.000% 0.650%
6.2
International Bond* 0.400% —0.500% 0.585 0.750 0.750 0.850 0.950 0.585
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.

Notes to Financial Statements
(Unaudited) (continued)
54
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. During the current fiscal period, the Funds did not engage in security transactions with affiliated entities.
The following is the percentage of the Funds' shares owned by affiliates as of the end of the reporting period:
9. Emerging Markets Risks
The Emerging Markets Debt Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
10. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current reporting period, there were no inter-fund borrowing or lending transactions.
11. Line of Credit
The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 14, 2022 expiring on June 13, 2023, replacing the previous facility, which expired June 2022. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Funds during the current fiscal period.
12. Subsequent Events
The Adviser has agreed to implement voluntary waivers reducing the expense caps for the International Bond Fund for one year effective May 1, 2023. These waivers are voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. During this one-year period, the expense cap after the waiver for each class is as follows:
Underlying Fund
TIAA-CREF
Lifecycle Funds Total
6.1
Emerging Markets Debt 77% 77%
6.2
International Bond 98 98
Fund Waiver Maximum Expense Amounts
International Bond - Institutional Class 0.005% 0.595%
International Bond - Advisor Class 0.005 0.745
International Bond - Premier Class 0.005 0.745
International Bond - Retirement Class 0.005 0.845
International Bond - Retail Class 0.005 0.945
International Bond - Class W 0.005 0.595

55
Approval of Investment Management Agreement
(Unaudited)
Board renewal of the investment management agreement for the TIAA-CREF Emerging Markets Debt Fund and TIAA-CREF International Bond Fund
The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”)
and the Trust on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to the TIAA-CREF
Emerging Markets Debt Fund and the TIAA-CREF International Bond Fund (the “Funds”).
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the
1940 Act. Rather, they are all deemed to be independent Trustees.
Overview of the renewal process
The Board held an in-person meeting on March 10, 2023, in order to consider the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board described further below.
As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the
Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the
Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.
Among other matters, the Operations Committee or certain of its designated members, following consultations with representatives of Advisors, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board
Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.
Based on guidance provided by the Operations Committee or certain of its designated members, on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Fund, including data relating to each
Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies (except for portfolio turnover rates) and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under
Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of each
Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class as the base class for comparison purposes.
Among other matters, the Board also considered information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

56
Approval of Investment Management Agreement
(continued)
(Unaudited)
Legal counsel for the Trustees also requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, the information included that was provided for consideration, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year;
(3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by
Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the
Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Trustees); and (9) draft narrative explanations to be included in the shareholder reports of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. The Board also considered information concerning the extent to which Advisors currently waives the management fee and other expenses for Class W shares of the Funds which are paid instead by funds of funds that invest in Class W shares, including an annual certification from Advisors that the waiver does not and will not result in any cross-subsidization of Class W shares by the
Funds’ other share classes.
On March 2, 2023, the Board held a virtual meeting via videoconference with legal counsel to the Trustees to discuss Advisors’
materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors.
Subsequently, at the March 10, 2023 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.
In considering whether to renew the Agreement with respect to each Fund, the Board considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3)
the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as, if applicable, through management fee breakpoints; (7) comparisons, if applicable, of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits identified by Advisors derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.
In addition to the March 10, 2023 meeting that included Advisors’ personnel, the Trustees met in executive sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section
15(c) of the 1940 Act and certain other legal authorities.
While the contract renewal process included a series of discussions and meetings leading up to the March 10, 2023 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is an ongoing process. The Board, as well as its Committees, considered reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the
Board and its Investment Committee and its other Committees receive and consider, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.
The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-
Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 10, 2023, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors that the Board considered with respect to each Fund.

57
The nature, extent and quality of services
The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement
Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including conducting research, identifying investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of each
Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that
Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.
The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the
Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.
During its review, the Board noted its ongoing review of the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services. Based on all factors considered, the Board concluded that the nature, extent, and quality of services provided by Advisors to each Fund under the
Agreement was reasonable.
Investment performance
The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below.
The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.
Cost and profitability
The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2022. The
Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board considered that Advisors had calculated that it had incurred a loss with respect to each Fund under the Agreement for the one-year period ended
December 31, 2022.

58
Approval of Investment Management Agreement
(continued)
(Unaudited)
Fees charged by other advisers
The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the
Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this regard, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of similar mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Funds’ data were derived.
Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.
Economies of scale
The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board also considered the extent to which the current fee rate schedule breakpoints for the Funds affected Advisors’ fees, as well as the fact that Advisors had incurred a loss on each of the Funds. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to each Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.
Fee and performance comparisons with other Advisors clients
The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including other mutual funds, foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as the Funds. The Board also considered Advisors’ comments that, in the future,
Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’ representation that, while the management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and accounts, this may be due in part to the fact that these other funds and accounts may: (1) involve less entrepreneurial risk on the part of Advisors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; and/or (5) target different investors. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by Advisors to its comparable clients.
Other benefits
The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Funds to Advisors or its affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Funds share investment resources and/or personnel with other clients of Advisors and the ability to incubate strategies within one or more Funds that could be subsequently utilized to manage other non-Fund products. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and 529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs. The Board concluded that other benefits to Advisors and its affiliates arising from the Agreement were reasonable in light of various relevant factors.

59
Fund-by-fund synopsis of factors
The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class of each Fund. Because the Institutional Class generally has lower non-
management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31,
2022. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2022. Statements below regarding a Fund’s
“effective management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account any breakpoints in the management fee rate schedule for the Fund and any applicable fee waivers and/or expense reimbursements.
Statements below regarding “net loss” or “net profit” refer to whether Advisors calculated that it incurred a loss or earned a profit for the services that it rendered to a Fund during 2022 under the Agreement.
Emerging Markets Debt Fund
The Fund’s annual contractual management fee rate starts at 0.55% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2022 asset level was 0.55% of average daily net assets.
The Fund’s total expense ratio, actual management fee and contractual management fee rate were each in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and were in the 1st, 3rd and 2nd quintiles within the universe of comparable funds identified by Broadridge for expense comparison purposes (“Expense
Universe”), respectively.
The Fund was in the 2nd, 2nd and 1st quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”), respectively. The Fund was in the 3rd, 2nd and 2nd quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three- and five-year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.
International Bond Fund
The Fund’s annual contractual management fee rate starts at 0.50% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2022 asset level was 0.480% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 2nd and
1st quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 2nd and 1st quintiles of its Expense Universe, respectively.
The Fund was in the 2nd, 1st and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The
Fund was in the 2nd, 2nd and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.
________________
Based primarily on the foregoing factors and conclusions, the Board renewed the Agreement for each Fund.

Liquidity Risk Management Program
60
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the
Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Funds’ liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the
“LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel
from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.
At a February 14, 2023 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022 (the
“Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii)
holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-
specific considerations, as well as market depth, and utilize third-party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each
Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment
Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits the Funds’ investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

61
Additional Fund Information
Portfolio holdings
The TIAA-CREF Funds file complete portfolio listings with the Securities and Exchange Commission (SEC), and they are available to the public.
You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our website at TIAA.org or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-PORT or Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730
Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

How to Reach Us
©2023 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
Websites
TIAA.org
nuveen.com
Automated telephone service
800-842-2252
24 hours a day, 7 days a week
For the hearing- or speech-impaired
800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for the Institutional,
Advisor, Premier, and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers.
Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute
securities products.
This material is for informational or educational purposes
only and does not constitute fiduciary investment advice
under ERISA, a securities recommendation under all
securities laws, or an insurance product recommendation
under state insurance laws or regulations. This material
does not take into account any specific objectives or
circumstances of any particular investor, or suggest any
specific course of action. Investment decisions should
be made based on an investor’s own objectives and
circumstances.

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A15652 (6/23)

Item 2. Code of Conduct.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Not Applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated: June 21, 2023	TIAA-CREF FUNDS

	By:	/s/ Bradley Finkle Bradley Finkle Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: June 21, 2023	By:	/s/ Bradley Finkle Bradley Finkle Principal Executive Officer and President (principal executive officer)

Dated: June 21, 2023	By:	/s/ E. Scott Wickerham E. Scott Wickerham Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)